Jason L. Bradshaw

Senior Variable Compliance Consultant

North American Companies

for Life and Health Insurance

525 West Van Buren •  Chicago, Illinois 60607

Phone:  800.800.3656, Ext. 27878 •  Fax: 312.648.7778

E-Mail:  jbradshaw@sfgmembers.com

July 25, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

 RE: Midland National Life Separate Account C

        File Number 333-176870 – LiveWell Variable Annuity

Commissioners:

On behalf of Midland National Life Insurance Company (“Midland National”), enclosed for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 please find a copy of Post-Effective Amendment No. 7 to the above-referenced registration statement.

The Midland National Life Separate Account C ("Separate Account ") has previously registered as a unit investment trust under the Investment Company Act of 1940 (File Number 811-07772) in connection with other variable annuity products.

We acknowledge that:

•         Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•         The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Midland National Life Insurance Company from full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•         We may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We are aware that the Division of Enforcement has access to all information we have provided to the staff of the Division of Investment Management in connection with your review of our filing or in response to your comments on our filing.

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126 or fred.bellamy@sutherland.com.

Sincerely,

/s/ Jason L. Bradshaw

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Sutherland Asbill & Brennan LLP

As filed with the Securities and Exchange Commission on July 25, 2014
Registration Nos. 333- 176870
811-07772

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o
Pre-Effective Amendment No.	o
Post-Effective Amendment No. 7	x
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	o
ACT OF 1940
Amendment No. 127	x

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(605) 335-5700

Name and Address of Agent for Service:	Copy to:

Victoria E. Fimea	Frederick R. Bellamy, Esq.
Senior Vice President, General Counsel & Secretary	Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company	700 Sixth Street, NW, Suite 700
Sammons Financial Group	Washington, DC 20001-3980
4350 Westown Parkway
West Des Moines, IA 50266

It is proposed that this filing will become effective:
o	Immediately upon filing pursuant to paragraph (b) of Rule 485
x	On July 30, 2014 pursuant to paragraph (b) of Rule 485
o	60 days after filing pursuant to paragraph (a) of Rule 485
o	On	pursuant to paragraph (a) of Rule 485

Title of securities being registered:
LiveWell Variable Annuity
Individual Flexible Premium Variable Annuity Contracts.

LiveWell Variable Annuity Prospectus

July 30, 2014

An Individual Flexible Premium Deferred Variable Annuity

issued by: Midland National Life Insurance Company

through the Midland National Life Separate Account C

This prospectus describes what You should know before purchasing the LiveWell Variable Annuity contract.  Please read this prospectus carefully and keep it for future reference.

The LiveWell Variable Annuity (the “Contract”) is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs.  The minimum initial premium for a Contract is $10,000.

The investment options available under your Contract are listed on the next page.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of each investment option.

Replacing an existing annuity with the Contract may not be of financial benefit to you.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

We pay compensation to broker/dealers whose registered representatives sell the Contract.  See “Distribution of the Contracts” for additional information about the compensation We pay.

A Statement of Additional Information (“SAI”) about the contract and the Midland National Life Separate Account C, dated July 30, 2014 has been filed with the Securities and Exchange Commission (“SEC”).  The SAI is available free of charge by accessing the SEC’s Internet website (www.sec.gov) or upon request, free of charge, by writing to Us at Our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547 or by calling Our Customer Service Center toll-free (866) 747-3421.  The table of contents of the SAI is included at the end of this prospectus and is incorporated herein by reference.  The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate Your premiums to the Separate Account investment options (see Definitions) that invest in a specified mutual fund (“portfolio”).  The investment  options  are part of the following series funds or trusts:

• The Alger Portfolios	• Ivy Funds Variable Insurance Portfolios
• ALPS Variable Investment Trust	• Janus Aspen Series
• AllianceBernstein Variable Products Series Fund, Inc.	• Lazard Retirement Series, Inc.
• American Century Variable Portfolios, Inc.	• Legg Mason Partners Variable Equity Trust
• American Funds Insurance Series®	• Legg Mason Partners Variable Income Trust
• BlackRock Variable Series Funds, Inc.	• Lord Abbett Series Fund, Inc.
• Calvert Variable Products, Inc.	• MFS Variable Insurance Trust
• Calvert Variable Series, Inc.	• Northern Lights Variable Trust
• Columbia Funds Variable Insurance Trust	• Oppenheimer Variable Account Funds
• Deutsch Variable Insurance Portfolios	• PIMCO Variable Insurance Trust
• Eaton Vance Variable Trust	• Pioneer Variable Contracts Trust
• Fidelity® Variable Insurance Products	• The Prudential Series Funds
• First Investors Life Series Funds	• Royce Capital Fund
• Franklin Templeton Variable Insurance Products Trust	• Transparent Value Trust
• Guggenheim Variable Insurance Funds	• Van Eck VIP Trust

Your accumulation value in the investment options will increase or decrease based on investment performance of the mutual fund portfolios.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACT DESCRIBED IN THIS PROSPECTUS IS NOT A BANK DEPOSIT, NOT AN OBLIGATION OF A BANK, AND IS NOT GUARANTEED BY A BANK.  THIS CONTRACT IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE CONTRACT INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

The Separate  Account  investment options (the “subaccounts”) currently available under Your Contract are:

1. Alger Capital Appreciation Portfolio Class S	40. Columbia Variable Portfolio - High Yield Bond Fund Share Class 2
2. ALPS | Alerian Energy Infrastructure Portfolio Class III	41. Deutsche Alternative Asset Allocation VIP-B
3. AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	42. Deutsche Equity 500 Index VIP-B
4. AllianceBernstein VPS Real Estate Investment Portfolio B	43. Deutsche Global Small Cap VIP-B
5. AllianceBernstein VPS Small/Mid Cap Value Portfolio B	44. Deutsche Large Cap Value VIP-B
6. American Century VP Inflation Protection Fund II	45. Deutsche Small Cap Index VIP-B
7. American Century VP Mid Cap Value Fund II	46. Deutsche Small Mid Cap Value VIP-B
8. American Century VP Ultra Fund II	47. Eaton Vance VT Floating-Rate Income Fund
9. American Century VP Value Fund II	48. Eaton Vance VT Large-Cap Value Fund
10. American Funds IS Asset Allocation FundSM Class 4	49. Fidelity® VIP Contrafund® Portfolio Service Class 2
11. American Funds IS Blue Chip Income and Growth FundSM Class 4	50. Fidelity® VIP Emerging Markets Portfolio Service Class 2
12. American Funds IS Cash Management FundSM Class 4	51. Fidelity® VIP FundsManager 50% Portfolio Service Class 2
13. American Funds IS Capital Income Builder FundSM Class 4	52. Fidelity® VIP FundsManager 70% Portfolio Service Class 2
14. American Funds IS Global Growth FundSM Class 4	53. Fidelity® VIP FundsManager 85% Portfolio Service Class 2
15. American Funds IS Global Growth and Income Fund SM Class 4	54. Fidelity® VIP High Income Portfolio Service Class 2
16. American Funds IS Global Small Capitalization FundSM Class 4	55. Fidelity® VIP Mid Cap Portfolio Service Class 2
17. American Funds IS Growth FundSM Class 4	56. Fidelity® VIP Overseas Portfolio Service Class 2
18. American Funds IS Growth-Income FundSM Class 4	57. Fidelity® VIP Real Estate Portfolio Service Class 2
19. American Funds IS International FundSM Class 4	58. Fidelity® VIP Strategic Income Portfolio Service Class 2
20. American Funds IS International Growth and Income FundSM Class 4	59. Fidelity® VIP Value Strategies Portfolio Service Class 2
21. American Funds IS New World Fund® Class 4	60. First Investors Life Series International Fund
22. American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	61. First Investors Life Series Opportunity Fund
23. BlackRock Basic Value V.I. Fund Class III	62. First Investors Life Series Total Return Fund
24. BlackRock Capital Appreciation V.I. Fund Class III	63. Franklin Income VIP Fund Class 2
25. BlackRock Equity Dividend V.I. Fund Class III	64. Franklin Mutual Global Discovery VIP Fund Class 2
26. BlackRock Global Allocation V.I. Fund Class III	65. Franklin Mutual Shares VIP Fund Class 2
27. BlackRock iShares® Alternative Strategies V.I. Fund Class III	66. Franklin Rising Dividends VIP Fund Class 2
28. BlackRock iShares® Dynamic Allocation V.I. Fund Class III	67. Guggenheim VIF Global Managed Futures Strategy Fund
29. BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	68. Guggenheim VIF Long Short Equity Fund
30. BlackRock iShares® Equity Appreciation V.I. Fund Class III	69. Guggenheim VIF Multi-Hedge Strategies Fund
31. BlackRock Large Cap Core V.I. Fund Class III	70. Guggenheim VIF Small Cap Value Fund Series Q
32. BlackRock Large Cap Growth V.I. Fund Class III	71. Ivy Funds VIP Asset Strategy
33. Calvert VP SRI Mid Cap Growth Portfolio	72. Ivy Funds VIP Balanced
34. ClearBridge Variable Equity Income Portfolio Class II	73. Ivy Funds VIP Dividend Opportunities
35. ClearBridge Variable Mid Cap Core Portfolio Class II	74. Ivy Funds VIP Energy
36. ClearBridge Variable Small Cap Growth Portfolio Class II	75. Ivy Funds VIP Global Bond
37. Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	76. Ivy Funds VIP Global Natural Resources
38. Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	77. Ivy Funds VIP Growth
39. Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	78. Ivy Funds VIP High Income

Separate Account investment options continued on next page.

79. Ivy Funds VIP International Core Equity	111.Oppenheimer Main Street Small Cap Fund/VA Service Class
80. Ivy Funds VIP International Growth	112.PIMCO All Asset Portfolio Advisor Class
81. Ivy Funds VIP Mid Cap Growth	113.PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class
82. Ivy Funds VIP Science and Technology	114.PIMCO Emerging Markets Bond Portfolio Advisor Class
83. Ivy Funds VIP Small Cap Growth	115.PIMCO Global Bond Portfolio (Unhedged) Advisor Class
84. Ivy Funds VIP Small Cap Value	116.PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class
85. Janus Aspen Balanced Portfolio Service Shares	117.PIMCO High Yield Portfolio Advisor Class
86. Janus Aspen Enterprise Portfolio Service Shares	118.PIMCO Low Duration Portfolio Advisor Class
87. Janus Aspen Flexible Bond Portfolio Service Shares	119.PIMCO Real Return Portfolio Advisor Class
88. Janus Aspen Global Research Portfolio Service Shares	120.PIMCO Short-Term Portfolio Advisor Class
89. Janus Aspen Global Technology Portfolio Service Shares	121.PIMCO Total Return Portfolio Advisor Class
90. Janus Aspen Janus Portfolio Service Shares	122.Pioneer Bond VCT Portfolio Class II
91. Janus Aspen Overseas Portfolio Service Shares	123.Pioneer Equity Income VCT Portfolio Class II
92. Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	124.Pioneer Fund VCT Portfolio Class II
93. Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	125.Pioneer High Yield VCT Portfolio Class II
94. Lazard Retirement International Equity Portfolio Service Shares	126.Pioneer Strategic Income VCT Portfolio Class II
95. Lord Abbett Series Fund Bond Debenture Portfolio VC	127.Power Income VIT Fund Class 2
96. Lord Abbett Series Fund Developing Growth Portfolio VC	128.Prudential Series Fund Natural Resources Portfolio Class II
97. Lord Abbett Series Fund Fundamental Equity Portfolio VC	129.Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II
98. MFS VIT II Bond Portfolio Service Class	130.Royce Capital Fund - Micro-Cap Portfolio Service Class
99. MFS VIT II Emerging Markets Equity Portfolio Service Class	131.Royce Capital Fund - Small-Cap Portfolio Service Class
100.MFS VIT II Global Tactical Allocation Portfolio Service Class	132.Rydex VIF Biotechnology Fund
101.MFS VIT II International Value Portfolio Service Class	133.Rydex VIF S&P 500 Pure Growth Fund
102.MFS VIT II Technology Portfolio Service Class	134.Rydex VIF S&P MidCap 400 Pure Growth Fund
103.MFS VIT New Discovery Series Service Class	135.Templeton Developing Markets VIP Fund Class 2
104.MFS VIT Utilities Series Service Class	136.Templeton Foreign VIP Fund Class 2
105.Oppenheimer Core Bond Fund/VA Service Class	137.Templeton Global Bond VIP Fund Class 2
106.Oppenheimer Discovery Mid Cap Growth/VA Service Class	138.Transparent Value Directional Allocation VI Portfolio Class II
107.Oppenheimer Diversified Alternatives Fund/VA Service Class	139.Van Eck VIP Global Hard Assets Fund S
108.Oppenheimer Global Fund/VA Service Class	140.Western Asset Variable Global High Yield Bond Portfolio Class II
109.Oppenheimer International Growth Fund/VA Service Class	141.QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II
110.Oppenheimer Main Street Fund/VA Service Class

These investment options are open to new premiums and investment transfers.  More information can be found in the appendices. “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” highlights each subaccount’s  investment objectives and adviser.

If You have received a summary prospectus for any of the investment options available through Your Contract, You may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information, shown on the front of the portfolio’s summary prospectus.

DEFINITIONS

SUMMARY

Features of LiveWell Variable Annuity

Your “Free Look” Right

Your Accumulation Value

Flexible Premium Payments

Investment Choices

Transfers

Frequent or Disruptive Transfers

Optional Value Endorsement

Surrenders and Partial Withdrawals

Administrative Procedures

Risk of Increases in Fees and Charges

Death Benefit

Fees and Expenses

Contract Owner Transaction Expenses

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

Expense Examples

Financial Information

Charges and Fees

Sales Charges

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Third-Party Registered Investment Adviser Fee

State Premium Taxes

Optional Value Endorsement Fee Reduction

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Other Products

Inquiries and Correspondence

Electronic Account Information

State Variations

Our Separate Account C and Its Investment Options

Amounts in Our Separate Account

We Own the Assets of Our Separate Account

Our Right to Change How We Operate Our Separate Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

Premium Payments

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

Your Accumulation Value

Transfers of Accumulation Value

Transfer Limitations

Surrenders and Partial Withdrawals

Systematic Withdrawals

Dollar Cost Averaging

Portfolio Rebalancing

Death Benefit

Optional Value Endorsement

Free Withdrawal Amount

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Transfer Charge

Charges in the Portfolios

State Premium Taxes

Other Taxes

Optional Value Endorsement

Surrender Charges for the Optional Value Endorsement

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Non-Qualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Diversification and Distribution Requirements

Surrenders and Partial Withdrawals

Multiple Contracts

Withholding

Annuity Payments

Partial Annuitization

Medicare Tax

Same-Sex Spouses

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death Benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Annuity Purchases by Residents of Puerto Rico

Foreign Tax Credits

Maturity Date

Electing an Annuity Payment Option

Fixed Payment Options

Payment Options

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Portfolio Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants in Other Companies

Our Reports to Owners

Contract Periods, Anniversaries

Dividends

Change of Address Notification

Modification to Your Contract

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds from This Contract

Distribution of the Contracts

Regulation

Legal Proceedings

Legal Matters

Financial Statements

STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

Investment Policies of the Portfolios

Availability of the Portfolios

APPENDIX B – STATE VARIATIONS

APPENDIX C – CONDENSED FINANCIAL INFORMATION

DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus.  These terms are generally in bold face type throughout this document.

Accumulation Unit means the units credited to each investment option in the Separate Account before the maturity date.

Accumulation value means the sum of the amounts You have in the investment option(s) of Our Separate Account under Your inforce contract. This may also be referred to as account value.

Annuitant means the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The annuitant  may not be changed during the annuitant’s  lifetime.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your Contract under one of the annuity payment options.  An election to annuitize Your Contract may be irrevocable.  If You elect to annuitize Your Contract, You will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.

Base Contract means the contract without the Optional Value Endorsement (or any other optional endorsements) included.

Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of the owner.

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.

Contract Anniversary means the same date in each Contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.  For this purpose, if the issue date is not a calendar date in every month, then We look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; subsequent Contract months will begin on the first day of each month (March 1, March 31, May 1, May 31, etc.).

Contract Quarter means a three-month period that starts on the same date as the issue date in each three-month period.  For this purpose, if the issue date is not a calendar date in every month, then We look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).

Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter.

Customer Service Center means where You must send correspondence, service or transaction requests, and inquiries to P.O. Box 758547 Topeka, Kansas, 66675-8547 or via fax (866) 511-7038. The toll free telephone number is (866) 747-3421. Please note:  Premium payments must be sent to P.O. Box 758546, Topeka, Kansas, 66675-8546. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001. This should only be used for mail delivered via a courier.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the owner  if the Contract is still inforce.  The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net  premiums  paid on the business day that Our Customer Service Center receives the required documentation in good order.

Gain means the difference, if any, between Your accumulation value and the total premiums received less any reduction for partial withdrawals on a dollar for dollar basis.

Good Order means all of the information necessary to process a transaction, as We determine in Our discretion.  For more detailed information see “Administrative Procedures” on page 11.

Gross Premium means (1) if You do not elect the Optional Value Endorsement, Your premium payment(s) before any partial withdrawals; and (2) if You do  elect the Optional Value Endorsement, this means Your premium payments before any partial withdrawals and any surrender charges.

Investment Option means an option or division of Our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and  Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Issue Age means the age of the owner on the last birthday before the issue date.

Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined.

Maturity Date means the date, specified in Your contract, on which income payments will begin.  The earliest possible maturity date is the 1st contract anniversary at which time You may annuitize Your full accumulation value.  The maximum maturity date is the contract anniversary immediately following the annuitant’s 115th birthday.

Net Premium means (1) if You do not elect the Optional Value Endorsement, total premiums received less any reductions for partial withdrawals on a pro-rata basis; and (2) if You do  elect the Optional Value Endorsement, this means total premiums received less any reductions for partial withdrawals and applicable surrender charges on a pro-rata basis and any surrender charges.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the Contract.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity  date, the owner will be the payee.  The beneficiary  is the payee  of the proceeds at the death of the Owner, if the date of death is prior to the maturity date.

Principal Office means Midland National Life Insurance Company’s principal place of business located at 4350 Westown Parkway, West Des Moines, IA  50266.  Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to Our Customer Service Center.

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to Us.

Remaining Premium means if You elect the Optional Value Endorsement, the premium payments made less the partial withdrawals taken and less any surrender charges on a dollar for dollar basis.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the Contract.  Our Separate Account is divided into subaccounts.

Subaccount means an option or division of Our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Surrender Value means (1) if You do not elect the Optional Value Endorsement, the Separate Account accumulation value on the date of surrender less any state premium tax,  quarterly Contract maintenance fee, if applicable; and (2) if You do  elect the Optional Value Endorsement, this means the Separate Account accumulation value on the date of surrender less any state premium tax,  quarterly Contract maintenance fee, if applicable and any applicable surrender charge. This may also be referred to as cash surrender value.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.  Midland National reserves the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at Our Customer Service Center in good order at P.O. Box 758547, Topeka, Kansas 66675-8547 or via fax (866) 511-7038. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

SUMMARY

In this prospectus “We,” “Our,” “Us,” “Midland National,” and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the Contract.  We refer to the person who is covered by the Contract as the “annuitant,” because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary.  Please read this entire prospectus, Your Contract and the SAI for more detailed information.  The prospectus discloses all material features and benefits of the contract. Unless otherwise indicated, the description of the Contract in this prospectus assumes that the Contract is inforce.

Features of LiveWell Variable Annuity

The LiveWell Variable Annuity, a flexible premium deferred variable annuity, described in this prospectus provides for accumulation of assets (the “accumulation value”)  and payment of annuity payments.  The Contract is designed to aid individuals in long-term planning for retirement or other long-term purposes.

The Contract is available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (“Non-Qualified Contract”) and for retirement plans which do qualify for those tax advantages (“Qualified Contract”).  This contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contract” on page 16 for more detailed information.

Replacing an existing annuity with the Contract may not be of financial benefit to You.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of Your existing annuity with those of the Contract described in this prospectus before replacing an existing annuity.

This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  You should not buy this Contract:

•         if You are looking for a short-term investment; or

•         if You cannot risk getting back less money than You put in.

Your “Free Look” Right

You can examine the Contract and return it to Us for any reason within ten (10) days after You receive it for a refund of the accumulation value (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment.  Longer free look periods apply in some states and in certain situations.  See “Free Look” on page 20 for more details.

Your Accumulation Value

Your accumulation value depends on:

•         the amount and frequency of premium payments,

•         the selected subaccount’s  investment experience,

•         partial withdrawals, and

•         charges and deductions.

You bear the investment risk under the contract.  There is no minimum guaranteed accumulation value and You could lose accumulation value invested in this Contract.

Flexible Premium Payments

You may pay premiums whenever You want, prior to annuitization,  and in whatever amount You want, within certain limits and subject to our ability to refuse any premiums.  The minimum initial premium for a Contract is $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, We will also accept additional payments via automatic bank draft in amounts of $100 or more per month.

Unless You receive approval from Us, the maximum amount of premium You can pay into this Contract prior to the maturity date is $2,000,000.  Also, an initial or additional premium that would cause the contract value of all annuities that You maintain with Midland National to exceed $5,000,000 requires Our prior approval.  This limit is calculated for each annuitant  or owner  and is based on all active annuity contracts.

Investment Choices

You allocate Your accumulation value to the investment options of Our Separate Account available under this Contract.  Currently, We do not limit the maximum number of investment options. However, We reserve the right to limit the maximum number of investment options invested in at any one time.

For a full description of the investment options, see the portfolios’ prospectuses or summary prospectuses, which accompany this prospectus.  See “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” on page 44 for more information.

Each investment option pays a different investment management or advisory fee and has different operating expenses.  More detail concerning each investment options’ fees and expenses is contained in the prospectus provided by the fund company.

We allocate Your premiums and investment allocations to the investment options You choose.  The value of Your contract will fluctuate daily during the accumulation period depending on the investment options You have chosen; You bear the investment risk.

Transfers

We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active dollar cost averaging (“DCA”) or automatic rebalancing programs. We also reserve the right to limit the number of transfers You may make and may otherwise modify or terminate transfer privileges if required by Our business judgment or in accordance with applicable law or pursuant to Our agreements with the underlying portfolios.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all, or specific Contract owners.  See “Transfer Limitations” on page 22 for more information. Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment options can cause risks with adverse effects for other contract owners  (and beneficiaries and portfolios).  These risks and harmful effects include:

•         dilution of the interests of long-term investors in an investment option if transfers into the option are made at unit values that are priced below the true value or transfers out of the investment option are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

•         an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and

•         increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment options of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the Contract.

Optional Value Endorsement

If You elect the Optional Value Endorsement, then You will be subject to a 6 year declining surrender charge for each premium payment, but in exchange We will reduce the Separate Account annual expenses by 0.20% which is a percentage of the average daily accumulation value.  This reduces the total daily charge of the LiveWell VA contract when You elect the Optional Value Endorsement; see “Fees and Expenses” below.  Electing this endorsement will benefit contract owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.  The Optional Value Endorsement may only be elected at issue (i.e., when you first purchase the contract). For detailed information regarding this endorsement see “Optional Value Endorsement” on page 27.

Surrenders and Partial Withdrawals

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin.  Withdrawals, also known as partial withdrawals, will reduce Your net premium and accumulation value which will affect the death benefit on this contract.  See “Surrenders and Partial Withdrawals” on page 23 for more information.  The amount You request (plus any surrender charge, if applicable) will be deducted from Your accumulation value. We will also deduct a quarterly Contract maintenance fee, as applicable.  You may take a surrender in a lump sum or choose to elect an income through annuitization that will continue as long as You live or for some other period You elect.  See “Free Withdrawal Amount” on page 28 for more information.

If You elect the Optional Value Endorsement, then We will deduct  surrender charges for partial withdrawals or full surrenders (including annuitizations). Partial withdrawals will reduce Your net premium, remaining premium and accumulation value as well as the death benefit on this contract.  See “Surrenders and Partial Withdrawals” on page 23 for more information. We will impose applicable surrender charges on any surrender or partial withdrawal in excess of the free withdrawal amount available under the Optional Value Endorsement, (including surrenders to begin annuity payments).

If You do not elect the Optional Value Endorsement and have only the base contract, then We will not deduct surrender charges for partial withdrawals, full surrenders and annuitizations.

You may also elect a systematic withdrawal option.  See “Systematic Withdrawals” on page 25.

A partial withdrawal or surrender (including withdrawals to pay third-party investment advisers) may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 ½.  Under Non-Qualified Contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  See “FEDERAL TAX STATUS” on page 31, and “Electing an Annuity Payment Option” on page 36.  Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

For certain surrenders and partial withdrawals, a signature guarantee may be required.  See “Administrative Procedures” below.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means at Our Customer Service Center, subject to Our administrative procedures, which vary depending on the type of service requested and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process Your request at the accumulation unit value next determined after You have met all administrative requirements in good order.

Good order means that all of the information necessary to process a transaction is provided. This includes any required forms are accurately filled out and that We have all the signatures and other information We require, including written notice and proper notification, as We determine in Our discretion. To the extent applicable, this information and documentation generally includes Your completed application or service form, the Contract number, the transaction amount (in dollars or percentages as applicable), the full names of and allocations to and/or from the investment options affected by the requested transaction, the signatures of all Contract owners, exactly as registered on the Contract, signature guarantee (if applicable; see below), social security number or taxpayer I.D. and any other information or supporting documentation that We may require.  Please sign and date all of Your requests. With respect to purchase requests, good order also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

For transactions submitted by telephone, facsimile or internet, the transaction must be completed in good  order  prior to the close of regular trading of the New York Stock Exchange, generally 3:00 p.m. Central Time.

Signature guarantees are required for withdrawals or surrenders of $100,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.  An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many national and state banks; savings banks and savings and loan associations; securities brokers and dealers; and credit unions.  The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which You do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.  Notarization will not substitute for a signature guarantee.

Risk of Increases in Fees and Charges

Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels.

Death Benefit

The LiveWell Variable Annuity Contract pays a death benefit when the owner dies before the maturity date, if the Contract is still inforce.

If the owner dies on or after the maturity date, then any remaining guaranteed amounts, other than the amount payable to, or for the benefit of, the owner’s  surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s  death.  Other rules relating to distributions at death apply to Qualified Contracts.  State premium taxes may also be deducted from all death benefit proceeds. See “Death Benefit” on page 26 for more information.

Fees and Expenses

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses

The first set of tables list the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, or transfer accumulation value between investment options.  State premium taxes may also be deducted.

Base Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	None
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$0 - $15

Contract Owner Transaction Expenses with Optional Value Endorsement	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	0% to 7.0%
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$0 - $15

1State premium tax is based on current resident state and varies by state.  If applicable in Your state, it is generally payable upon full surrender, death, maturity or annuitization.

2We reserve the right to charge $15 per transfer for transfers in excess of 15 per contract year.

Periodic Charges Other Than Portfolio Expenses

The next two tables list the fees and expenses that You may pay periodically during the time that You own the Contract, not including portfolio company fees and expenses. Please note that the first  table is for the base contract only (without   the Optional Value Endorsement) and the second  table is for the contract with  the Optional Value Endorsement.

Base Contract (without Optional Value Endorsement)
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Total Separate Account Annual Expenses for Base Contract	2.25%	1.35%

Contract with Optional Value Endorsement
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)	0.00%	-0.20%

Total Separate Account Annual Expenses with Optional Value Endorsement	2.25%	1.15%

Note: Once issued, current periodic charges (including the Optional Value Endorsement Annual Expense Reduction) are guaranteed for the life of the Contract.

1Currently the annual amount is $40 and may not exceed $60. The quarterly fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender. We reserve the right to change this fee, however, it will not exceed $60 annually.  If Your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or full surrender, no Contract maintenance fee is charged.

The quarterly Contract maintenance fee is reflected in the examples below by a method intended to show the impact of the quarterly Contract maintenance fee that is currently assessed for Contracts with an accumulation value of less than $50,000. In the examples, the quarterly Contract maintenance fee is approximated for an “average” Contract with an initial premium of $100,000 as an annual asset charge of 0.06% (based on the maximum $60 charge) or 0.04% (based on the current $40 charge).

2This charge is a percentage of the accumulation value in each investment option.  This annual charge is deducted daily.

For information concerning compensation paid for the sale of contracts, see “Distribution of the Contracts” on page 40.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolios for the year ended December 31, 2013 (expenses that are deducted from portfolios assets, including management fees, distribution, and/or service (12b-1) fees and other expenses).  Expenses may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolios.

Total Annual Portfolio Operating Expenses	Lowest	Highest
Range of total annual operating expenses before waivers and expense reimbursements	0.51%	26.16%
Range of total annual operating expenses after waivers and expense reimbursements	0.51%	2.50%

1The portfolio expenses used to prepare this table were provided to Us by the fund company(ies). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2013. Current or future expenses may be higher or lower than those shown.

Expense Examples

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, quarterly contract maintenance fees, Separate Account annual expenses, and portfolio operating expenses (for the year ended December 31, 2013).

Both examples assume that You invest $10,000 in the Contract for the time periods indicated.  The Examples also assume that Your investment has a 5% return each year.  Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1:  This example assumes that the charges are at the highest guaranteed level, and the highest level of portfolio expenses (without voluntary waiver of fees or expenses), without  the Optional Value Endorsement.

(1) If You surrender or annuitize Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$2,513	$5,908	$7,897	$9,970

(2) If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$2,513	$5,908	$7,897	$9,970

Example 2: Highest guaranteed levels; highest portfolio expenses (without voluntary waivers of fees or expenses), with  the Optional Value Endorsement .

(1)   If You surrender or annuitize Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$3,143	$6,358	$8,167	$9,970

(2)   If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$2,513	$5,908	$7,897	$9,970

Example 4: Current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses), without the Optional Value Endorsement .

(1)   If You surrender or annuitize Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$193	$597	$1,027	$2,223

(2)   If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$193	$597	$1,027	$2,223

Example 4: Current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses), with  the Optional Value Endorsement .

(3)   If You surrender or annuitize Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$803	$986	$1,193	$2,009

(4)   If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$173	$536	$923	$2,009

The examples do not reflect state premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements and financial statements for the Separate Account are in the SAI.  You may obtain a free copy of the SAI by checking the appropriate box on the application form, calling Us toll-free at (866) 747-3421, faxing Us at (866) 511-7038, or writing Us at Our Customer Service Center, Midland National Life Insurance Company,  P.O. Box 758547, Topeka, Kansas 66675-8547.

Condensed Financial Information for the investment options is in “APPENDIX C – CONDENSED FINANCIAL INFORMATION” on page 57 to this prospectus.

Charges and Fees

Sales Charges

Sales charges are not deducted from premium payments, and there are no surrender charges unless  You elect the Optional Value Endorsement.  If You elect the Optional Value Endorsement, then a surrender charge of up to 7% will be assessed against those premium payments subject to a surrender charge when they are withdrawn, including surrenders and partial withdrawals to effect an annuity and systematic withdrawals. The amount of any applicable surrender charge depends on the number of contract years between the premium payment and the withdrawal.  See “Surrender Charges for the Optional Value Endorsement” on page  30.

Mortality and Expense Risk Charge

We deduct a 1.00% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks and other risks under the Contract.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum. (See “Mortality and Expense Risk Charge” on page 28.)

Asset Based Administration Charge

We currently deduct an asset based administration charge of 0.35% per annum against all accumulation values held in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  (See “CHARGES, FEES AND DEDUCTIONS” on page 28.)

Quarterly Contract Maintenance Fee

In addition, We currently deduct a quarterly Contract maintenance fee of $10 from each Contract.  This fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender.  We reserve the right to increase this charge; however, it will not exceed $60 per Contract year or $15 per Contract quarter.  If Your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary date or at the time of a full surrender, no quarterly Contract maintenance fee is charged.  If Your accumulation value ever becomes insufficient to pay this charge, then Your contract will terminate without value. (See “CHARGES, FEES AND DEDUCTIONS” on page 28.)

Third-Party Registered Investment Adviser Fee

You may elect to have a third-party registered investment adviser, in connection with allocations among the investment options. Midland National does not endorse any advisers, nor do We provide investment advice. You can request that We take withdrawals from Your Contract to pay the advisory fees provided We have received documentation from You and Your adviser.  Any such withdrawal may be taxable, and prior to age 59 ½ may be subject to a 10% penalty tax.  You should consult a tax adviser.  Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

State Premium Taxes

We will deduct the amount of any state premium taxes levied by a state or any government entity from Your surrender value at surrender and from Your accumulation  value at  death, maturity or annuitization.  (See “State Premium Taxes” on page 29).

Optional Value Endorsement Fee Reduction

When You elect the Optional Value Endorsement, You will be subject to a 6-year declining surrender charge, but in exchange We will reduce Your LiveWell variable annuity Separate Account annual expenses by 0.20% (from 1.35% to 1.15%). See “Fees and Expenses” on page 12. This reduction will lower the total fees deducted from Your Separate Account accumulation value. For more detailed information see “Optional Value Endorsement” on page 27.

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Because of the fees and expenses and possible loss of principal, the contracts are not appropriate for short-term investment (especially if You elect the Optional Value Endorsement since that has a surrender charge).  In addition, Non-Qualified Contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans.  The tax-deferred feature of the Contract is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments make the contract appropriate for their purposes.  Before purchasing a Contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the Contract and the suitability of the investment for Your particular situation.

This Contract is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.  By purchasing this Contract, You represent and warrant that You are not purchasing or intending to use this Contract, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios.  These annuity contracts may have different charges and may offer different benefits.  We encourage You to carefully consider the costs and benefits of the Contract to ensure that it is consistent with Your personal investment goals and needs.  To obtain more information about these annuity contracts, contact Your registered representative, or call Us at (866) 747-3421.

Inquiries and Correspondence

If You have any questions about Your Contract or need to make changes, then contact the registered representative who sold You the Contract, or contact Us at Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone : (866) 747-3421 (toll-free)

Fax : (866) 511-7038 (toll-free)

You currently may send correspondence and transaction requests to Us at the above Customer Service Center address or by facsimile or telephone at the numbers listed above. Our service representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Friday  (Central Standard Time), excluding holidays and any day the New York Stock Exchange is not open.  Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at Our Customer Service Center and will not receive that day’s price.  The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  We may revoke facsimile, internet and telephone transaction privileges at any time for some or all Contract owners.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the Contract owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information.  We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet or telephone requests that We believe to be genuine.  We may record all telephone requests.  There are risks associated with requests made by facsimile (possible falsification of faxed documents by others), internet or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Customer Service Center.  You bear those risks.

Facsimile, internet, and telephone correspondence and transaction requests may not always be available.  Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should mail Your correspondence and transaction request to Our Customer Service Center.

Electronic Account Information

You may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. The electronic delivery service is subject to various terms and conditions, including a requirement that You promptly notify Us of any change in Your e-mail address, in order to avoid any disruption of deliveries to You. You may elect to discontinue e-Delivery at any time and may also request paper copies of any documents by contacting Our Customer Service Center. You may obtain more information and assistance at www.srslivewell.com or by writing Us at Our mailing address P.O. Box 758547, Topeka, Kansas 66675-8547 or by telephone at (866) 747-3421.

State Variations

Certain provisions of the Contracts may be different than the general description in this prospectus, and certain options may not be available, because of legal restrictions in Your state.  See Your Contract for specific variations since any such variations will be included in Your Contract or endorsements attached to Your Contract.  See Your registered representative or contact Our Customer Service Center for additional information that may be applicable to Your state. For more information see “APPENDIX B – STATE VARIATIONS” on page 55. All material state variations are disclosed in Appendix B to this prospectus.

Our Separate Account C and Its Investment Options

The Separate Account is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment contracts.  The Separate Account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund.  You may allocate part or all of Your premiums to any of the investment options of Our Separate Account available under this contract (some restrictions may apply).

You will find information about the portfolios currently available under Your Contract in “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS”.  Appendix A includes information about investment objectives and advisers.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge).  More detailed information about the portfolios and their investment objectives, policies, risks, charges, expenses and other aspects of their operations, appear in their prospectuses and in each portfolio’s Statement of Additional Information.  You should read the portfolios’ prospectuses carefully before investing, allocating or transferring money to any portfolio.  You can receive a current copy of a prospectus (or summary prospectus) for each of the portfolios by contacting Your registered representative or by calling Our Customer Service Center at (866) 747-3421 or writing to Our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547.

The portfolios, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the fees disclosed in the portfolios’ prospectuses including investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each portfolio.  Contract owners, through their indirect investment in the portfolios, bear the costs of these fees.  The amount of these payments may be substantial, may vary between portfolios, and generally are based on a percentage of the assets in the portfolios that are attributable to the Contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50%  annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the Contracts,  and, in its role as an intermediary, the portfolios.  Midland National and its affiliates may profit from these payments.

Amounts in Our Separate Account

The amount You have in each investment option is represented by the value of the accumulation units.  The value You have in an investment option is the accumulation unit value times the number of accumulation units credited to You.  Amounts allocated, transferred or added to the investment options are used to purchase accumulation units.  Accumulation units of an investment option are purchased when You allocate premiums  or transfer amounts to that option.  Accumulation units are sold or redeemed when You make a surrender, partial withdrawal or transfer amounts from an investment option, and to pay the death benefit when the owner dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment option by dividing the dollar amount of the transaction by the investment option’s accumulation unit value at the end of that day, if it is a business day. If it is not a business day, We will use the unit value on the next business day.   The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment option have different accumulation unit values.  We determine accumulation unit values for the investment options at the end of each business day.  The accumulation unit value for each investment option is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios.  Accumulation unit values reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the portfolios’ expenses.  The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of 1.35% (1.15% when the Optional Value Endorsement is elected) of the accumulation value in the Separate Account.  Additional information about the accumulation unit values is contained in the SAI.

We Own the Assets of Our Separate Account

We own the assets of Our Separate Account and use them to support Your Contract and other variable annuity contracts.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our general account.  The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business.  The obligations under the Contracts are Our obligations.  The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses.  Under certain unlikely circumstances, one investment option of the Separate Account may be liable for claims relating to the operations of another investment  option.

Our Right to Change How We Operate Our Separate Account

We have the right to modify how We operate the Separate Account.  In making any changes, We may not seek approval of contract owners  (unless approval is required by law).  We have the right to:

•         add investment options to, or remove investment options from Our Separate  Account;

•         combine two or more investment  options within Our Separate Account;

•         withdraw assets relating to Our variable annuities from one investment option and put them into another;

•         eliminate a portfolio’s shares and substitute shares of another portfolio or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account’s purposes.  However, if required, We would first seek approval from the Securities and Exchange Commission and the insurance regulator where the contract is delivered;

•         end the registration of Our Separate Account under the Investment Company Act of 1940;

•         operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and

•         operate Our Separate Account or one or more of the investment options in any other form the law allows, including a form that allows Us to  make direct investments.  In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change to any investment option, then You will be notified.  We may, for example, cause the investment option to invest in another mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from Your bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment option that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment option will be allocated to the Fidelity VIP Money Market investment option.

If You are enrolled in a dollar cost averaging, automatic rebalancing, automatic premiums, or a comparable program while an underlying investment option merger, substitution or liquidation takes place, unless otherwise noted in a communication from Us, Your accumulation value invested in such investment  option  will be transferred automatically to the designated surviving investment option in the case of mergers, the replacement investment  option  in the case of substitutions, and an available Money Market Fund in the case of investment option liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving investment option, the replacement investment option or a Money Market Fund for any continued and future transfers or premium payments.

You may want to transfer the amount in that investment option as a result of changes We have made.  If You do wish to transfer the amount You have in that investment option to another investment  option  of Our Separate Account, then You may do so, without charge, by writing to Our Customer Service Center.  At the same time, You may also change how Your premiums  are allocated.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Any person wishing to purchase a contract may submit an application form and an initial premium payment of at least $10,000.  The sale must take place through a representative who is licensed, registered and authorized to sell the Contract.  The maximum issue age for the contract is 90 (the owner’s  age).

If Your application is complete and in good order (see “Administrative Procedures” on page 11), then We will accept or reject it within two business days of receipt.  If the application is incomplete, then We will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for the delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of Our general account) until Your contract is issued or Your premium is refunded.  While Your premium is in that account, Your premium is not protected from claims of Our general creditors.

We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time).  We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that valuation  period.  If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next valuation  period.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling registered representative to forward the application to Us promptly, or because of delays in their broker dealer determining that the Contract is suitable for You.  Any such delays will affect when Your Contract can be issued and when Your premium payment is allocated among investment options of Our Separate Account.

We may offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other Contracts also have different charges that would affect Your investment performance and accumulation value.  To obtain more information about these other contracts, contact Our Customer Service Center.

Free Look

You may cancel Your Contract within Your ten (10) day Free Look period.  We deem the Free Look period to expire 10 days after You have received Your Contract.  Some states and situations may require a longer Free Look period.  To cancel Your Contract, You need to return Your Contract to the registered representative who sold it to You or to Our Customer Service Center.  If You cancel Your Contract, then We will return:

•         The accumulation  value  (which may be more or less than the premium payments You paid), or

•         If greater and required by Your state, Your premiums minus any partial withdrawals.

Tax-Free “Section 1035” Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both annuities carefully.  Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, there may be a surrender charge on this contract,  and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). If You purchase the contract in exchange for an existing annuity contract from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the Contract until We receive it. You should consult with and rely upon a tax adviser if You are considering a contract exchange.

Premium Payments

You can make additional premium payments at any time prior to annuitization and in whatever amount You want, within certain limits and subject to our right to refuse any premiums. Your initial investment must be at least $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, We will also accept additional payments via automatic bank draft in amounts of $100 or more per month.  Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $2,000,000.  In addition, an initial or additional premium that would cause the accumulation  value  or total value of all annuities that You maintain with Midland National to exceed $5,000,000 requires Our prior approval.  This limit is calculated for each annuitant  or owner  and is based on all active annuity contracts.

Premium payments will be credited as of the end of the valuation period in which they are received by Us, in good order. Investments after the initial premium payment may be made at any time up to the maturity date. We may refuse to accept certain forms of premium payments (e.g., third party checks, traveler’s checks, money orders).  We reserve the right to accept or reject any premium payment or form of payment.

The mailing address to send premium payments to Us is: Midland National Life Insurance Company, P.O. Box 758546, Topeka, Kansas 66675-8546.

Allocation of Premium Payments

You will specify Your desired premium allocation on the Contract’s application form.  Your instructions in Your application will dictate how to allocate Your premiums.  Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions.  We reserve the right to limit the number of investment options in which You can allocate Your premiums or accumulation value.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Customer Service Center and telling Us what changes You wish to make.  We may offer other means to make this type of request with proper authorization and verification. These changes will affect transactions as of the date We receive Your request at Our Customer Service Center.  Changing Your allocation instructions will not change the way Your existing accumulation value is allocated among the investment options. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise.  (See “Dollar Cost Averaging” on page 25).

Your Accumulation Value

Your accumulation value is the sum of Your amounts in the various investment options.  Your accumulation value will vary daily to reflect the investment performance of the investment option(s) You select, any premium payments, partial withdrawals, surrenders, and charges assessed in connection with the Contract.   Transaction charges are made on the effective date of the transaction.  Charges against Our Separate Account are reflected daily.

There is no guaranteed minimum accumulation value for amounts allocated to the investment options of Our Separate Account.  You bear the investment risk.  An investment option’s performance will cause Your accumulation value to go up or down each valuation  period.

Transfers of Accumulation Value

You generally may transfer amounts among the investment options prior to maturity date, unless otherwise noted.  The minimum transfer amount is $100 or 100% of the investment  option  if less than $100.  The minimum amount does not have to come from or be transferred to just one investment option.  The only requirement is that the total amount transferred that day equals the transfer minimum.

Completed transfer requests received at Our Customer Service Center in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that valuation  period.  If We receive Your completed transfer request in good order after the close of a valuation  period, We will process the transfer request at the unit value determined at the close of the next valuation  period.

For information regarding telephone or facsimile requests, see “Inquiries and Correspondence” on page 16.  Transfers may be delayed under certain circumstances.  See “When We Pay Proceeds from This Contract” on page 40. We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific Contract owners.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment options, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by Contract owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our Contract owners  and the portfolios from potentially harmful trading activity, We have implemented certain market timing and excessive trading policies and procedures (the “Market Timing Procedures”).  Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment options of the Separate Account that may adversely affect other Contract owners  or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for excessive trading.  We currently define excessive trading as:

•         More than one purchase and sale of the same investment option within a 60-calendar day period, commonly referred to as a “round trip”.  Two or more “round trips” involving the same investment option within a 60-calendar day period is considered excessive trading.

•         Six round-trips involving the same investment option within a twelve month period.

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  We will review those transfers (and other transfers in the same Contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that Contract’s transfer privileges and We will not accept another transfer request telephonically or electronically (fax, internet, etc.) for 14 business days.  We will attempt to inform the Contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their telephone and electronic transfer privilege is suspended for 14 days.  If We do not succeed in reaching the Contract owner or registered representative by phone, We will send a letter by first class mail to the Contract owner’s  address of record.

We reserve the right to apply Our market timing procedures to all of the investment options available under the Contracts, including those investment options that invest in portfolios that affirmatively permit frequent and short-term trading in other variable annuity contracts offered by Us or other insurance companies.  Therefore, if You allocate premiums or Your accumulation value to this type of investment option, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.  For a complete description of each portfolios’ trading policies, review each portfolios’ prospectus.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.  If so, We will inform the Contract owner and/or registered representative. You will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment option.  You should also be aware that as required by Rule 22c-2 under the 1940 Act, We have entered into information sharing agreements with each of the fund companies whose portfolios are offered through the Contract.  Contract owner  trading information is shared under these agreements as necessary for the fund companies to monitor portfolio trading and may include personal contract information, including names and social security numbers or other tax identification numbers.  As a result of this information sharing, a fund company may direct Us to restrict a contract owner’s  transactions if the  fund company determines that the contract owner  has violated the portfolio’s excessive/frequent trading policy.  This could include the fund company directing Us to reject any allocations of premium or contract value to the portfolio or all portfolios within the fund family.  We are contractually obligated to comply with all restrictions imposed by the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other Contract owners  or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).   We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by Contract owners  within given periods of time, as well as the number of “round trip” transfers into and out of particular investment options for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity.  We may aggregate transfers made in two or more Contracts that We believe are connected (for example, two Contracts with the same owner, or owned by spouses, or owned by different partnerships, trusts, or corporations that are under common control, etc.).

We do not include transfers made pursuant to the DCA program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment option to investment option, and may be more restrictive with regard to certain investment options than others.  We may not always apply these detection methods to investment options investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.  Currently, We do not intend to apply these frequent trading detection methods or restrictions to portfolios that are open for frequent transfers, indicated by an “*” in the list shown on page 2 of this prospectus.

We reserve the right to place restrictions on the methods of implementing transfers for all Contract owners  that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original “wet” Contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners  seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of Contract owners  determined to be engaged in transfer activity that may adversely affect other Contract owners  or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer. Some market timers may get through Our controls undetected and may cause dilution in unit value to others. We apply Our Market Timing Procedures consistently to all Contract owners  without special arrangement, waiver, or exception.  We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment options of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Surrenders and Partial Withdrawals

You may withdraw all or part of Your surrender value by sending Us a written request at Our Customer Service Center in good order.  The surrender value is the Separate Account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if  You elect the Optional Value Endorsement. In some states a state premium tax charge may also be deducted.  Surrenders may be restricted by a retirement plan under which You are covered.  Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500.  If a partial withdrawal results in Your accumulation  value becoming less than $500, then the entire surrender  value  must be withdrawn.  A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, You must send in Your Contract with Your surrender request or sign a lost contract statement.

You may request partial withdrawals up to $25,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by Our Customer Service Center. You will be required to verify personally identifiable information at the time You request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.

Telephone authorization will remain in effect until We receive written notification from You to terminate this authorization. If the contract has joint owners, both owners  are required to sign the written notification to terminate telephone authorization. We, at Our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call Our Customer Service Center with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.

Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid.  In addition, upon full surrender a quarterly contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.

Completed surrender or partial withdrawal requests received in good order at Our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender or partial withdrawal request in good order after the close of a valuation  period, We will process the surrender request at the unit value determined at the close of the next valuation  period.

We will generally pay the surrender or partial withdrawal amount from the Separate Account within seven days after We receive a properly completed surrender or partial withdrawal request in good order.  In some cases, ‘good order’ requires a signature guarantee.  See “Administrative Procedures” on page 11. We may defer payment for more than seven days when:

•         trading on the New York Stock Exchange is restricted as defined by the SEC;

•         the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•         an emergency exists as defined by the SEC as a result of which disposal of the Separate Account’s securities or determination of the net asset value of each investment option is not reasonably practicable;

•         for such other periods as the SEC may by order permit for the protection of owners; or

•         Your premium check has not cleared Your bank.

See “When We Pay Proceeds from This Contract” on page 40.

If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

Unless You specify otherwise, Your partial withdrawal will be deducted from all investment options in the same proportion as Your accumulation value bears to each investment option.

Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on Your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” on page 31.

Systematic Withdrawals

The systematic withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically.  These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period.  You may elect this option by sending a properly completed service form to Our Customer Service Center.  You may designate the systematic withdrawal amount and the period for systematic withdrawal payments.  You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.

If You have elected the Optional Value Endorsement, then a surrender charge of up to 7% will be assessed against each premium payment withdrawn (in excess of the free withdrawal amount) in the first 6 years following payment ,even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 28 for more information.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next valuation  period.  The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment options.

You can stop or modify the systematic withdrawals by sending Us a written notice.  A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100.  Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis.  We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100.  Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds.  In no event will the payment of a systematic withdrawal exceed the surrender value.  The Contract will automatically terminate if a systematic withdrawal causes the contract’s surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the Contract owner’s  gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 ½.  Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. Your accumulation value must be at least $10,000 to initiate the DCA program.  The minimum monthly amount to be transferred using DCA is $100.

This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time.  This plan of investing does not insure a profit or protect against a loss in declining markets.

Only one active DCA program is allowed at a time.  You must complete the proper request form and send it (in good order) to Our Customer Service Center, and there must be a sufficient amount in the DCA source account.  The  source account must have a minimum of $1200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.   The DCA request form will specify:

•         the DCA source account from which transfers will be made,

•         the total monthly amount to be transferred to the other investment options, and

•         how that monthly amount is to be allocated among the investment options.

Once You elect DCA, additional premiums  can be allocated to the DCA source account by sending them in with a DCA request form or written instructions.  Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  All amounts in the DCA source account will be available for transfer under the DCA program.

If it is requested when the contract is issued, then DCA will start on the Contract anniversary of the second Contract month.  If it is requested after issue, then DCA will start on the Contract  anniversary  of the next Contract month after the request is received.  DCA will not begin until the end of the free look period.

You may stop the DCA program at any time by sending Us written notice.  We reserve the right to end the DCA program by sending You one month’s notice.  You may not elect a DCA program with the Portfolio Rebalancing option.

We do not charge any specific fees for You to participate in a DCA program.

Portfolio Rebalancing

The Portfolio Rebalancing program allows Contract owners  to have Us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.  The Portfolio Rebalancing program is not available when there is an active DCA program on the contract. If You elect this option, then on the Contract anniversary date, We will transfer the amounts needed to “rebalance” the accumulation value to Your specified percentages.  Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.

Portfolio rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the portfolio rebalancing program by sending You one month’s notice.  Contact Us at Our Customer Service Center to elect the portfolio rebalancing program.

There is no charge for portfolio rebalancing transfers.

Death Benefit

If the owner dies before the maturity date and while the Contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Customer Service Center) satisfactory proof of the owner’s  death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order.  Once You choose a Death Benefit, You cannot change it.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.

Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s  death, and (2) is the sole primary beneficiary. A surviving  spouse may choose to treat the Contract as his/her own Contract. If Your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.

If the sole beneficiary  is not the spouse, the surviving joint owner  will be the designated primary beneficiary  and any other beneficiaries  on record will be treated as contingent beneficiaries.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net  premiums  paid on the business day that Our Customer Service Center receives a complete death benefit claim, which includes all of the following in good order: (a) proof of death acceptable to Us, (b) an election of how the death benefit is to be paid, and (c) any other documents or forms that We require. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date We receive an election of how that beneficiary’s  portion of the death benefit  is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law.

After the date on which We receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary  has the option of transferring the accumulation value to a money market investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries  then they all must join in such a transfer request.

If the owner dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.

If any owner  is a non-natural person, the death benefit is paid upon the death of an annuitant.

If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.  State premium taxes may be deducted from the death benefit proceeds.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the beneficiary  of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary  or the contract owner last resided, as shown on Our books and records, or to Our state of domicile.  This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if Your beneficiary  steps forward to claim the death benefit with the proper documentation.  To prevent such escheatment, it is important that You update your beneficiary  designations, including full names and complete addresses, if and as they change.  Such updates should be communicated in writing, by telephone, or other approved electronic means at Our Customer Service Center.

Optional Value Endorsement

If You elect the Optional Value Endorsement on Your application, You elect to add a 6 year surrender charge period (the number of years the surrender charge remains in effect as applied to each premium payment).  In exchange for a 6 year declining surrender charge for each premium payment, We will reduce the Separate Account annual expenses by 0.20% which is a percentage of the average daily accumulation value. The lower fee remains in effect until the Contract is terminated.  See “Fees and Expenses” on page 12.  Electing this endorsement will benefit contract owners who do not surrender the contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.

You can only elect this endorsement when You purchase the Contract, (on Your application). Once the endorsement is elected You cannot terminate the endorsement.

The surrender charge schedule for the Optional Value Endorsement is as follows:

Length of Time From Each Premium Payment (Number of Years)	Optional Value Endorsement Surrender Charge % (As a Percentage of Premium Withdrawn)
Less than one	7%
1 – 2	6%
2 – 3	5%
3 – 4	4%
4 – 5	3%
5 – 6	2%
6 +	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal  less than or equal to the free withdrawal amount.

Free Withdrawal Amount

Even if You elect the Optional Value Endorsement You may withdraw up to 10% of Your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each contract year without incurring a surrender charge. We will allow the free withdrawal amount to be taken in multiple withdrawals each contract year.  The free withdrawal amount is determined at the beginning of each contract year on the contract anniversary. If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the contract year will not be carried over to subsequent years. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. See “FEDERAL TAX STATUS” on page 31.

Please note: Contract owners who have the base contract only (without  the Optional Value Endorsement) can make withdrawals at any time in any amount without imposition of a surrender charge.

Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

If the total withdrawals exceed the free withdrawal amount, then surrender charges are applied on the withdrawal amount in excess of the free withdrawal amount. Before taking a withdrawal, You should consult a tax advisor to consider the tax consequences of a withdrawal on Your variable annuity contract. See “FEDERAL TAX STATUS” on page 31.

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks currently at an effective annual rate to 1.00% of the accumulation value in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum.  The investment option’s accumulation unit values reflect this charge.  We expect to profit from this charge.  We may use the profit for any purpose including paying distribution expenses.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

The mortality risk We bear arises, in part, from Our obligation to make monthly annuity payments regardless of how long the annuitant  or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your Contract.  This assures You that neither the longevity of the annuitant , nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the Contract.  Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

Asset Based Administration Charge

We currently deduct a daily charge for asset based administration expenses at an effective annual rate of 0.35% of the accumulation values in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  We deduct this charge proportionally from each investment option.  This charge is for Our record keeping and other expenses incurred in maintaining the Contracts.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

Quarterly Contract Maintenance Fee

We deduct a quarterly Contract maintenance fee of $10.  This fee is collected on each Contract quarter anniversary on or before the maturity date, and on surrenders.  We reserve the right to increase this charge; however, it will not exceed $15 per Contract quarter.  If Your accumulation value or net premium is greater than $50,000 on the contract quarter anniversary or at full surrender, no quarterly Contract maintenance fee is charged.  If Your accumulation value ever becomes insufficient to pay this charge, then Your contract will terminate without value.

Transfer Charge

We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. By current company practice we do not assess this charge. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

Charges in the Portfolios

The fund companies charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary. See the prospectus provided by the fund company for more information.

State Premium Taxes

Midland National will deduct from Your surrender value at full surrender, death, maturity or annuitization a charge for any state premium taxes levied by a state or any other government entity.  State premium taxes currently levied by certain jurisdictions vary from 0% to 3.5% and is based on Your current residence state.  This range is subject to change.  The Company currently deducts such charges from contracts issued in the states of California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than state premium taxes) that We incur which may be attributable to such Separate  Account  or to the Contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

Optional Value Endorsement

If You elect the Optional Value Endorsement,  We will reduce Your LiveWell variable annuity Separate Account annual expenses by 0.20% (from 1.35% per year to 1.15.%) in exchange for a 6-year declining surrender charge. See “Fees and Expenses” on page  12. This reduction will lower the total fees deducted from Your total separate account annual expenses. For more detailed information see “Optional Value Endorsement” on page 27.

Surrender Charges for the Optional Value Endorsement

If You elect the Optional Value Endorsement, We will deduct applicable surrender charge from any surrender or partial withdrawal of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free withdrawal amount.  This charge partially reimburses Us for the selling and distributing costs of this contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risk charges (described above).

The surrender charge will be based on the length of time between premium payments and partial withdrawals or surrender.  When determining the applicable surrender charge, the amount subject to a surrender charge will be deducted from premium payments on a First-In, First-Out (FIFO) basis. When calculating surrender charges, earnings are defined as the excess of the accumulation value over the sum of remaining premiums. Any withdrawals will be allocated to remaining premiums first on a FIFO basis and second to earnings, if any.  In determining what the surrender charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For purposes of calculating surrender charges, we assume that surrenders and partial withdrawals are made in the following order:

1)      First from premium payments no longer subject to a surrender charge;

2)      Then from the free withdrawal amount on a FIFO basis;

3)      Then from premium payments subject to a surrender charge on a FIFO basis; and

4)      Earnings, if any.

The length of time between each premium payment and surrender or withdrawal determines the amount of the surrender charge applied to that respective premium payment.  Premium payments are considered withdrawn in the order that they were received.

The surrender charge schedule for the Optional Value Endorsement is as follows:

Length of Time From Each Premium Payment (Number of Years)	Optional Value Endorsement Surrender Charge % (As a Percentage of Premium Withdrawn)
Less than one	7%
1 – 2	6%
2 – 3	5%
3 – 4	4%
4 – 5	3%
5 – 6	2%
6 +	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal less than or equal to the free withdrawal amount.

The surrender value cannot be greater than the accumulation value, but in no event will it be less than the minimum required by the laws of the state in which this Contract is delivered. At the time of withdrawal, if Your accumulation value is less than Your remaining premium, the surrender charge will still be assessed (measured by) against the full remaining premium  amount.

Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

The following examples are provided to help You better understand how the surrender charges are assessed to premium payments with the Optional Value Endorsement.

Example 1: A contract with the Optional Value Endorsement with a single premium of $100,000, no additional premium payments and there are no partial withdrawals taken. In this example, the $10,000 shown in the calculations below is the free withdrawal amount.  The surrender charge amount for a full surrender of this contract, in the applicable time period (the first column)  is give in the second column of the table below.

Length of Time From Premium Payment to Full Surrender (Number of Years)	Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5 – 6	($100,000 - $10,000) * 2% = $1,800
6 +	($100,000 - $10,000) * 0% = $0

Please note that these surrender charges apply even if the accumulation value has declined to less than premium of $100,000 due to poor investment performance (and fees and expenses), since the charge is a percentage of the premium deemed withdrawn, not a percentage of the accumulation value withdrawn.

Example 2: A contract with the Optional Value Endorsement with an initial premium of $100,000.  An additional premium of $50,000 is made on the 3nd contract anniversary.  If there are no additional premiums beyond the two premiums stated, there are no partial withdrawals taken.

Length of Time From Contract Issue to Full Surrender (Number of Years)	Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
9+	($100,000) * 0% + ($50,000) * 0% = $0

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Contract.  You should consult Your own tax advisor about Your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out.  This is referred to as tax deferral.  There are different rules as to how You will be taxed depending on how You take the money out and the type of Contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your Contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the Contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Non-Qualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, Your annuity is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the SAI.

•         Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the annuity.  Distributions from an IRA are generally subject to tax and, if made before age 59½, may be subject to a 10% penalty tax.

•         Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  The owner  may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland National may modify the contract to attempt to maintain favorable tax treatment.

Surrenders and Partial Withdrawals

If You make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments.  When You make a partial withdrawal, You are taxed on the amount of the surrender that is gain.  If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the “investment in the contract,” which is generally Your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Withdrawals from Non-Qualified Contracts to pay third party registered investment advisor fees are treated as taxable withdrawals.  Different rules apply for annuity payments and under Qualified Contracts.  See “Annuity Payments” below.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan.  The “investment in the contract” generally equals the amount of Your non-deductible premium payments.  In many cases, the “investment in the contract” under a Qualified Contract can be zero.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  In general, in the case of a distribution from a Non-Qualified Contract, this includes any amount:

•         paid on or after the taxpayer reaches age 59½;

•         paid after an owner dies;

•         paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•         paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•         paid under an immediate maturity; or

•         which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult Your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Withholding

Distributions from Qualified and Non-Qualified Contracts are generally subject to withholding for Your federal income tax liability.  The withholding rate varies according to the type of distribution and Your tax status except with respect to eligible rollover distributions, as described above. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If, after annuitization , annuity payments stop because an annuitant   has died, the excess (if any) of the “investment in the contract” as of the annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.  None of the payment options under the Contract are intended to qualify for this "partial annuitization" treatment and, if You apply only part of the value of the contract to a payment option, We will treat those payments as withdrawals for tax purposes.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the Medicare tax on investment income.  Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts.   Please consult a tax advisor for more information.

Same-Sex Spouses

The Contract provides that upon Your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit.  All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional.  Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides.  However, some uncertainty remains regarding the treatment of same-sex spouses.  Consult a tax advisor for more information on this subject.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners  that are U.S. persons.  Taxable distributions made to owners  who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, such distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective foreign owners  are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of the annuitant (only if the owner  is a non-natural person) or an owner.  Generally, such amounts should be includable in the income of the recipient:

•         if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•         if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a Contract, the designation of an annuitant  or payee  or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion.  An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Transfers of Non-Qualified Contracts for less than full and adequate consideration to the Contract owner  at the time of such transfer, will trigger taxable income on the gain  in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract owner’s  income.  This provision does not apply to transfers between spouses or transfers incident to a divorce.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the Contract.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary  by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary  or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner.  Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2014, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

Maturity Date

The maturity date is the date on which income payments will begin under the annuity option You have selected.  The earliest possible maturity date under the contract is the 1st Contract anniversary at which time You may annuitize Your full accumulation value (less any state premium taxes).  The maximum maturity date is the Contract anniversary immediately following the annuitant’s  115th birthday.  You may change the maturity date to an earlier Contract anniversary by sending written notice to Our Customer Service Center.  We must receive Your written notice at least 30 days prior to the original maturity date. The selection of a maturity date at the annuitant’s advanced age could have tax consequences so You should consult a tax adviser.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

1.      take the accumulation value, less any state premium tax and any surrender charge, in one lump sum, or

2.      convert the accumulation value, less any state premium tax and any surrender charge,  into an annuity payable to the payee under one of the payment options as described below.

Electing an Annuity Payment Option

You may apply the proceeds of a surrender to affect an annuity payment option.  Unless You choose otherwise, on the maturity date Your accumulation  value  (less any state premium taxes and any surrender charge) will be applied to a 10 year certain and life fixed annuity payment option.  The first monthly annuity payment will be made within one month after the maturity date.

Only fixed payment options are available. Variable payment options are not available under this Contract. Fixed payment options are obligations of the insurer’s general account and are subject to the insurer’s claims-paying ability.

Currently, the payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240.  We reserve the right to change the payment frequency so that payments are at least $100.

The annuitant’s actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older annuitants  will be greater than for younger annuitants  because payments to older annuitants  are expected to be fewer in number.  For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection.  We must approve any arrangements that involve a payee  who is not a natural person (for example, a corporation), or a payee  who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect.  This includes:

•         rules on the minimum amount We will pay under an option;

•         minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

•         the naming of people who are entitled to receive payment and their beneficiaries; and

•         the ways of proving age, gender, and survival.

You must elect the payment option at least 30 days before the maturity date.

If Your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules.  Consult a tax advisor before electing such an option.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment option.  The accumulation  value  (less any state premium taxes and any surrender charge) as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 1.00% a year.  We may also credit interest under the fixed payment options at a rate that is above the 1.00% guaranteed rate (this is at Our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Payment Options

The following four payout options are available:

1.      Income for Specified Period: We pay installments for a specified period of 5 to 20 years.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion). This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract. However, by current company practice We may offer other options.

2.      Income for a Specified Amount: We pay income of the specified amount until the principal and interest are exhausted.  The specified amount is subject to the limitation that principal and interest must be payable for at least 5 years and must be exhausted at the end of 20 years.

3.      Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

a.       Life Annuity: We will pay monthly income for life.  With a life annuity payment option, payments will only be made as long as the annuitant is alive.  Therefore, if the annuitant dies after the first payment, then only one payment will be made.

b.      Life Annuity With Certain Period: We will pay equal monthly payments for either 120 or 240 guaranteed payments, and then for as long as the annuitant is living thereafter. The period certain options are 10 and 20 years. However, by current company practice We may offer other options.

4.      Joint and Survivor Income: We will make monthly payments until the last surviving payee’s  death.  Therefore, if both payees  die after the first payment, then only one payment will be made.  The annuitant  must be at least 50 years old and the beneficiary/payee  must be at least 45 years old at the time of the first monthly payment.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.  Our Principal Office address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Please note all inquiries, correspondence and premium payments should be sent to Our Customer Service Center.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, We are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our general account to Our contract owners.  We monitor Our reserves so that We hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that We will always be able to meet Our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to Our contract owners  or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective contract owners  to read and understand Our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to Us at Our Customer Service Center, calling Us at (866) 747-3421, or faxing Us at (866) 511-7038.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

Portfolio Voting Rights

We invest the assets of Our Separate Account investment options in shares of the portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•         to elect the Funds’ or Trust’s Board of Directors/Trustees,

•         to ratify the selection of independent auditors for the portfolios,

•         on any other matters described in the portfolios’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•         in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your Contract.

The funds companies will determine if and how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions.  The portfolios are not required to and generally do not hold a meeting in any given year.

If We do not receive instructions in time from all Contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We currently intend to vote any portfolio shares that We alone are entitled to vote in the same proportions that Contract owners  vote. The effect of this proportional voting is that a small number of Contract owners  may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the portfolio in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the portfolios in which Your accumulation value has been invested.  We determine Your voting shares in each investment  option  by dividing the amount of Your accumulation value allocated to that investment option by the net asset value of one share of the corresponding portfolio. This is determined as of the record date set by the Fund’s/Trust’s Board of Directors/Trustees for the shareholders meeting.

If You have a voting interest, then We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the portfolio’s adviser or the investment contracts of its portfolios.

Voting Privileges of Participants in Other Companies

Other insurance companies own shares in the portfolios to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each Fund’s/Trust’s Board of Directors/Trustees will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any portfolio action, then We will see that appropriate action is taken to protect Our Contract owners.  If We ever believe that any of the portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

Our Reports to Owners

We send You a quarterly report within 31 days after the end of each calendar quarter showing the Contract accumulation  value, surrender  value, and the death  benefit  as of the end of the calendar  quarter.  The report will also show the allocation of Your accumulation value and reflects amounts deducted from or added to the accumulation  value  since the last report.

Confirmation notices will be sent to You for premiums, partial withdrawals, surrenders, transfers of amounts between investment options and certain other financial transactions within 5 business days of processing.

You have 30 days to notify Our Customer Service Center of any errors or discrepancies. You must notify Us of any errors within 30 days of the reporting. We will review and potentially correct any errors. In the absence of such notice, You shall be deemed to have accepted the reported transaction(s) and relieved Us of any related claim or liability.

We also currently intend to send You semi-annual reports with financial information on the portfolios.

Contract Periods, Anniversaries

We measure Contract years, Contract months, Contract quarters, and Contract anniversaries from the issue date shown on Your Contract’s information page.  Each Contract month, Contract quarter and  Contract year begins on the same day in each month, quarter and year respectively.  For this purpose, if that date is not a calendar date in every month, then We look forward to the first day of the next calendar month.

Dividends

We do not pay any dividends on the variable annuity Contract described in this prospectus.

Change of Address Notification

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change to both Your old and new addresses.  We may also call You to verify the change of address.

Modification to Your Contract

Upon notice to You, We may modify Your Contract to:

(a)    permit the Contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

(b)   assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

(c)    reflect a change in the operation of the Separate Account; or

(d)   provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the Contract.

Your Beneficiary

You name Your beneficiary in Your Contract application.  The beneficiary is entitled to the death benefit of the Contract.  A beneficiary is revocable unless otherwise stated in the beneficiary designation.  You may change a revocable beneficiary during the owner’s  lifetime.  We must receive written notice (signed and dated) informing Us of the change.  Upon receipt and acceptance at Our Customer Service Center, a change takes effect as of the date that the written notice is recorded by Us.  We will not be liable for any payment made before We receive and accept the written notice.  If no primary beneficiary is living when the owner dies, the death benefit will be paid to the contingent beneficiary, if any.  If no beneficiary is living when the owner dies, then We will pay the death benefit to the owner’s estate.

If the sole beneficiary  is not the spouse, the surviving joint owner  will be the designated primary beneficiary  and any other beneficiaries  on record will be treated as contingent beneficiaries.

Assigning Your Contract

You may assign Your rights in a Non-Qualified Contract.  You must send a copy of the assignment to Our Customer Service Center.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

This Contract is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.

When We Pay Proceeds from This Contract

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required form(s) in good order at Our Customer Service Center.

We may delay payment or transfers for one or more of the following reasons:

•         We cannot determine the amount of the payment,

•         the New York Stock Exchange is closed,

•         trading in securities has been restricted by the SEC,

•         the SEC has declared that an emergency exists,

•         The SEC by order permits Us to delay payment to protect Our Contract owners, or

•         Your premium check(s) have not cleared Your bank.

In addition, pursuant to SEC rules, if the Fidelity VIP Money Market portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then We will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the corresponding Fidelity VIP Money Market investment option until the portfolio is liquidated.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or “freeze” a Contract owner’s  account.  If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments.  If a Contract or investment  option  is frozen, the applicable accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your Contract to the government agencies and departments.

Distribution of the Contracts

We have entered into a distribution agreement with Our affiliate, Sammons Financial Network, LLC (“Sammons Financial Network”) for the distribution and sale of the contracts.  Sammons Financial Network is a Delaware limited liability company and its principal office is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.   Sammons Financial Network is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the contracts.  We pay commissions to Sammons Financial Network for sales of the Contracts.

Sales commissions may vary, but the maximum commission payable for contract sales is 6.00% with the Optional Value Endorsement elected. If  You do not elected the Optional Value Endorsement we will pay 1.00% of premium payments and a 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation  value. Where lower commissions are paid, We may also pay trail commissions.  We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.

We also pay for Sammons Financial Network’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Financial Network’s management team; advertising expenses; and all other expenses of distributing the Contracts.  Sammons Financial Network pays selling firms all or a portion of the commissions received for their sales of  the Contract.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Financial Network.

Non-cash items that We and Sammons Financial Network may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a Contract.

In addition to ordinary commissions, Sammons Financial Network operating and other expenses and non-cash items, We provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as Your registered investment advisor providing advice with respect to portfolio allocations in the Contract.  Please be certain to review Your registered investment advisor’s Form ADV Part 2A and 2B carefully for disclosure about their compensation and conflicts of interest in connection with the Contracts.   Also note that Your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold You the Contract; in that case, they would also receive commissions and other compensation for selling You the Contract, in addition to any investment advisory fees that You pay to Your registered investment advisor (either directly or through partial withdrawals  of Your accumulation value in the Contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the Contract: (a) the mortality and expense risks charge; (b) asset based administration charges, and (c) payments, if any, received from the investment  options, their distributors, service providers and/or managers.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where We sell insurance and annuity contracts.  The provisions of this Contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell insurance and annuity contracts.  The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Legal Proceedings

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Financial Network, LLC to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the Contract.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI.  The address for PricewaterhouseCoopers LLP is 699 Walnut Street, Suite 1300, Des Moines, IA 50309.

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus.  You can get this SAI by checking the appropriate box on the application form, by writing Our Customer Service Center, or by calling Our Customer Service Center’s Toll Free number at 1-866-747-3421.  The following is the Table of Contents for the SAI:

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

The Separate Account has a number of investment options, each of which invests in the shares of a corresponding portfolio. More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations appear in the portfolio prospectuses.

Certain portfolios may invest substantially all of their assets in other mutual funds.  As a result, You will pay fees and expenses at both portfolio levels.  This will reduce Your investment return.  These arrangements are referred to as "funds of funds" or "master-feeder funds."  Funds of funds or master-feeder structures may have higher expenses than portfolios that invest directly in debt or equity securities.

Certain portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets.  The cost of these hedging strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.  You should consult with Your registered representative to determine which combination of investment choices are appropriate for You.

Investment Policies of the Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective.  A portfolio’s objectives and policies affect its returns and risks.  Each investment option’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the underlying portfolios You have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are as follows:

Portfolio	Investment Objective	Investment Adviser
The Alger Portfolios
Alger Capital Appreciation Portfolio Class S	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
ALPS Variable Investment Trust
ALPS | Alerian Energy Infrastructure Portfolio Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	AllianceBernstein L.P.
AllianceBernstein VPS Real Estate Investment Portfolio B	Seeks total return from long-term growth of capital and income.	AllianceBernstein L.P.
AllianceBernstein VPS Small Cap Growth Portfolio[1]	Seeks long-term growth of capital.	AllianceBernstein L.P.
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	Seeks long-term growth of capital.	AllianceBernstein L.P.
American Century Variable Portfolios, Inc.
American Century VP Inflation Protection Fund II	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP Mid Cap Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra Fund II	Seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	Seeks s to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds IS Blue Chip Income and Growth FundSM Class 4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management CompanySM
American Funds IS Cash Management FundSM Class 4	Seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.	Capital Research and Management CompanySM
American Funds IS Capital Income Builder FundSM Class 4	Seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.	Capital Research and Management CompanySM
American Funds IS Global Growth FundSM Class 4	Seeks to provide you with long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Global Growth and Income FundSM Class 4	Seeks to provide you with long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS Global Small Capitalization FundSM Class 4	Seeks to provide you with long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth FundSM Class 4	Seeks to provide you with growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth-Income FundSM Class 4	Seeks to achieve long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds IS International FundSM Class 4	Seeks to provide you with long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS International Growth and Income FundSM Class 4	Seeks to provide you with long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS New World Fund® Class 4	Seeks long-term capital appreciation.	Capital Research and Management CompanySM
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	Seeks to provide a high level of current income consistent with preservation of capital.	Capital Research and Management CompanySM
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I. Fund Class III	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I. Fund Class III	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock iShares® Alternative Strategies V.I. Fund Class III	Seek to achieve long term growth of capital and risk adjusted returns.	BlackRock Advisors, LLC
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Equity Appreciation V.I. Fund Class III	Seeks to provide growth of capital.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I. Fund Class III	Seeks long-term capital growth.	BlackRock Advisors, LLC
Calvert Variable Series, Inc.
Calvert VP SRI Mid Cap Growth Portfolio

Seeks to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth and that meet the Portfolio’s investment criteria, including financial, sustainability and social responsibility factors.

Calvert Investment Management, Inc.; New Amsterdam Partners LLC serves as sub-adviser
Calvert Variable Products, Inc.
Calvert VP S&P 500 Index Portfolio[2]	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.	Calvert Investment Management, Inc. with Ameritas Investment Partners, Inc.
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio Contrarian Core Fund Class 2	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio Dividend Opportunity Fund Class 2	Seeks to provide shareholders with a high level of current income. The fund’s secondary objective is growth of income and capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio Emerging Markets Bond Fund Class 2	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio High Yield Bond Fund Class 2	Seeks to provide shareholders with a high level of current income with capital growth as a secondary objective.	Columbia Management Investment Advisers, LLC
Deutsche Variable Insurance Portfolios
Deutsche Alternative Asset Allocation VIP-B4 (Formerly DWS Alternative Asset Allocation VIP Portfolio Class B)	Seeks capital appreciation.	Deutsche Investment Management Americas Inc.
Deutsche Equity 500 Index VIP-B4 (Formerly DWS Equity 500 Index VIP Class B)

Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500® Index"), which emphasizes stocks of large US companies.

Deutsche Investment Management Americas Inc.
Deutsche Global Small Cap VIP-B4 (Formerly DWS Global Small Cap VIP Class B)	Seeks above-average capital appreciation over the long term.	Deutsche Investment Management Americas Inc.
Deutsche Large Cap Value VIP-B4 (Formerly DWS Large Cap Value VIP Class B)	Seeks to achieve a high rate of total return.	Deutsche Investment Management Americas Inc.
Deutsche Small Cap Index VIP-B4 (Formerly DWS Small Cap Index VIP Class B)	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	Deutsche Investment Management Americas Inc.
Deutsche Small Mid Cap Value VIP-B4 (Formerly DWS Small Mid Cap Value VIP Class B)	Seeks long-term capital appreciation.	Deutsche Investment Management Americas Inc.
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund	Seeks to provide a high level of current income.	Eaton Vance Management
Eaton Vance VT Large-Cap Value Fund	Seeks total return.	Eaton Vance Management
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Emerging Markets Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	Seeks high total return.	Strategic Advisers®, Inc., an affiliate of Fidelity Management & Research Company (FMR)
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	Seeks high total return.	Strategic Advisers®, Inc., an affiliate of Fidelity Management & Research Company (FMR)
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	Seeks high total return.	Strategic Advisers®, Inc., an affiliate of Fidelity Management & Research Company (FMR)
Fidelity® VIP High Income Portfolio Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Money Market Portfolio*,3 Service Class 2	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM) and other affiliates serve as sub-advisers
Fidelity® VIP Overseas Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Real Estate Portfolio Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.

Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers

Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	FMR Co., Inc. (FMRC); and other investment advisers serve as sub-advisers
First Investors Life Series Funds
First Investors Life Series International Fund	Seeks long-term capital growth.	First Investors Management Company, Inc.; Vontobel Asset Management, Inc. serves as the sub-adviser
First Investors Life Series Opportunity Fund	Seeks long-term capital growth.	First Investors Management Company, Inc.
First Investors Life Series Total Return Fund	Seeks high, long-term total investment return consistent with moderate investment risk.	First Investors Management Company, Inc
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund Class 2 (Formerly Franklin Income Securities Fund)	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund Class 2 (Formerly Mutual Global Discovery Securities Fund)	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund Class 2 (Formerly Mutual Shares Securities Fund)	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund Class 2 (Formerly Franklin Rising Dividends Securities Fund)	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Templeton Developing Markets VIP Fund Class 2 (Formerly Templeton Developing Markets Securities Fund)	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund Class 2 (Formerly Templeton Foreign Securities Fund)	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2 (Formerly Templeton Global Bond Securities Fund)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Guggenheim Variable Insurance Funds
Guggenheim VIF Global Managed Futures Strategy Fund (Formerly Guggenheim VT Global Managed Futures Strategy Fund)	Seeks to generate positive total returns over time.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Long Short Equity Fund (Formerly Guggenheim VT U.S. Long Short Momentum Fund)	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Multi-Hedge Strategies Fund (Formerly Guggenheim VT Multi-Hedge Strategies Fund)	Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Small Cap Value Fund Series Q	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Rydex VIF Biotechnology Fund (Formerly Rydex VT Biotechnology Fund)

Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P 500 Pure Growth Fund (Formerly Rydex VT S&P 500 Pure Growth Fund)

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P MidCap 400 Pure Growth Fund (Formerly Rydex VT S&P MidCap 400 Pure Growth Fund)

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The fund's current benchmark is the S&P MidCap 400 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Seeks to provide total return.	Waddell & Reed Investment Management Company
Ivy Funds VIP Balanced	Seeks to provide total return through a combination of capital appreciation and current income.	Waddell & Reed Investment Management Company
Ivy Funds VIP Dividend Opportunities	Seeks to provide total return.	Waddell & Reed Investment Management Company
Ivy Funds VIP Energy	Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Management Company
Ivy Funds VIP Global Bond	Seeks to provide a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Investment Management Company
Ivy Funds VIP Global Natural Resources	Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Management Company
Ivy Funds VIP Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP High Income	Seeks to provide total return through a combination of high current income and capital appreciation	Waddell & Reed Investment Management Company
Ivy Funds VIP International Core Equity	Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Management Company
Ivy Funds VIP International Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Mid Cap Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Science and Technology	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Small Cap Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Small Cap Value	Seeks to provide capital appreciation.	Waddell & Reed Investment Management Company
Janus Aspen Series
Janus Aspen Balanced Portfolio Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Aspen Enterprise Portfolio Service Shares	Seeks to provide long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Flexible Bond Portfolio Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Aspen Global Research Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Global Technology Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Janus Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Overseas Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	Seeks capital appreciation.	Janus Capital Management LLC; Perkins Investment Management LLC serves as sub-adviser
Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares (Formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio)	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Equity Income Portfolio Class II	Seeks a high level of current income. Long-term capital appreciation is its secondary objective.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Mid Cap Core Portfolio Class II	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Small Cap Growth Portfolio Class II	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Portfolio Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II (Formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio)

Seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The portfolio will seek to reduce volatility as a secondary objective.

Legg Mason Partners Fund Advisor, LLC
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Developing Growth Portfolio VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Fundamental Equity Portfolio VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS VIT II Bond Portfolio Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Investment Management
MFS VIT II Emerging Markets Equity Portfolio Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS VIT II Global Tactical Allocation Portfolio Service Class	Seeks total return.	MFS® Investment Management
MFS VIT II International Value Portfolio Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS VIT II Technology Portfolio Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS VIT New Discovery Series[4] Service Class (Formerly MFS VIT II New Discovery Portfolio Service Class)	Seeks capital appreciation.	MFS® Investment Management
MFS VIT Utilities Series[4] Service Class (Formerly MFS VIT II Utilities Portfolio Service Class)	Seeks total return.	MFS® Investment Management
Northern Lights Trust
Power Income VIT Fund Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., Inc.
Oppenheimer Variable Account Funds
Oppenheimer Core Bond Fund/VA Service Class	Seeks total return.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Discovery Mid Cap Growth/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Diversified Alternatives Fund/VA Service Class	Seeks total return.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc., Cornerstone Real Estate Advisors LLC and OFI SteelPath, Inc. serves as sub-advisers
Oppenheimer Global Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer International Growth Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Main Street Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Main Street Small Cap Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Emerging Markets Bond Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class (Formerly PIMCO Global Multi-Asset Portfolio)	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC
PIMCO High Yield Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Short-Term Portfolio Advisor Class	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Bond VCT Portfolio Class II

Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio.

Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio Class II	Seeks reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio Class II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio Class II	Seeks a high level of current income.	Pioneer Investment Management, Inc.
The Prudential Series Fund
Prudential Series Fund Jennison 20/20 Focus Portfolio[3] Class II	Seeks long-term growth of capital.	Prudential Investments LLC
Prudential Series Fund Natural Resources Portfolio Class II	Seeks long-term growth of capital.	Prudential Investments LLC
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	Seeks long-term capital appreciation.	Prudential Investments LLC
Royce Capital Fund
Royce Capital Fund - Micro-Cap Portfolio Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Royce Capital Fund - Small-Cap Portfolio Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Transparent Value Trust
Transparent Value Directional Allocation VI Portfolio Class II	Seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Transparent Value Directional Allocation IndexSM.	Guggenheim Partners Investment Management, LLC; Transparent Value Advisors, LLC serves as the sub-adviser (an affiliate of the Company)
Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

*During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.

1This Investment Option was closed to new investors as of January 1, 2013. If You have money invested in this Investment Option as of the close of business on Monday, December 31, 2012, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

2This Investment Option was closed to new investors as of May 1, 2014. If You have money invested in this Investment Option as of the close of business on Wednesday, April 30, 2014, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

3This Investment Option was closed to new investors as of August 1, 2014. If You have money invested in this Investment Option as of the close of business on Wednesday, July 31, 2014, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

4Name change effective August 11, 2014.

The portfolios may make a material change in their investment policies.  In that case, We will send You notice of the change.  Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment option to another investment option.  (See “Transfers of Accumulation Value” on page 21).

The portfolios sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to Our Contract owners  arising from this use of the portfolios for this type of mixed and shared funding.  The funds companies will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, We and/or the applicable fund companies may take appropriate action to protect Your interests.

The portfolios available under the Contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual funds that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the portfolios that are available under the Contracts may be lower, or higher, than the investment results of such other (publicly available) mutual funds.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The portfolios offered through the Contract are selected by Midland National based on several criteria, including asset class coverage, the alignment of investment objectives of a portfolio with Our hedging strategy, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Of course, we also consider whether the portfolio’s adviser is an affiliate of ours. We also consider whether the portfolio, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for the sale of the policies. Another factor that We consider during the selection process is whether the portfolio or one of its service providers (e.g., the investment adviser) will make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the Contracts, and, in Our role as an intermediary to the portfolios.  We may profit from these payments.

You are responsible for choosing the investment  options, and the amounts allocated to each, that are appropriate for Your own individual circumstances and by Your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

Other portfolios (or available classes) may have lower fees and better overall investment performance.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the portfolios that are available to You, including each portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund company’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the entire risk for the allocation of Your premiums and accumulation value among the investment options whether or not You use the service of an adviser.  We are not responsible for any investment or other advice or services that You may receive.

You bear the risk of any decline in the accumulation value of Your contract resulting from the performance of the investment options You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

APPENDIX B – STATE VARIATIONS

Certain contract features described in this Prospectus may vary or may not be available in Your state. The state in which Your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under Your Contract. These variations are reflected in Your Contract and in riders or endorsements to Your Contract.

This Appendix B contains an overview of state specific variations.

For Contracts issued in the state of Arizona, the following variations apply:

On written request We are required to provide within reasonable time, reasonable factual information regarding the benefits and provisions of Your annuity.

If for any reason You are not satisfied with the annuity, You may return the annuity within 10 days or within 30 days if You are 65 years of age or older on the date of the application and receive a refund of the full Accumulation Value plus any fees or charges deducted from the Contract as of the date the returned Contract is received by the insurer or its insurance producer, or if greater and required by state law, premiums paid as of the date the returned Contract is received by the insured or insurance producer.

For Contracts issued in the state of California,  the following variations apply:

For Owners in the state of California 60 years or older – the Free Look period is a 30-day period beginning on the day You receive Your Contact. Your money will be placed in a fixed account or money market fund, unless You direct that premium to be invested in an underlying stock or bond fund portfolio during that 30-day period. If You do not direct that premium be invested in a stock or bond portfolio and You return the Contract within the 30-day period, You will be entitled to a refund of the premium and Contract fees. If You do  direct that the premium be invested in a stock or bond portfolio during the 30-day period and You return the Contract during that period, You will be entitled to a refund of the Contract’s account value on the day the Contract is received by the insurance company or agent who sold You this Contract which could be less that the premium You paid for the Contract.

For Contracts issued in the state of Connecticut, the following variations apply:

During the right to examine period if cancellation is made prior to delivery of the Contract We will refund all premiums paid.

Also, We currently define excessive/frequent trading as:  (a) two or more “round trips” involving the same investment option within a 60-calendar day period; or (b) six or more “round trips” involving the same investment option within a twelve month period.  “Round trip” means more than one purchase and sale of the same investment option within a 60-calendar day period. We reserve the right to revise Our market timing procedures as We deem necessary or appropriate to more effectively detect and prevent market timing. Any exercise of Our right to delay, restrict or reject trading activity will be applied equally and in a non-discriminatory manner to all Contract owners.

For Contracts issued in the state of Florida, the following variations apply:

The cover page of the contract contains a clear statement that death benefit and accumulation values will reflect the investment experience of our separate account, which may cause them to increase or decrease and are not guaranteed as to the fixed dollar amount.  To obtain additional Contract information and/or to receive assistance in resolving complaints, our 800 number is listed in a bold face type. We have omitted the right to limit investment options in which premiums are invested.

For Contracts issued in the state of Illinois, the following variations apply:

The cover page of the Contract includes contact information to contact Us or the Illinois Department of Insurance should You have any complaints arise regarding Your annuity.

Illinois Department of Insurance Consumer Division or Public Service Section Springfield, Illinois 62767	Midland National Life Insurance Company Annuity Division P.O. Box 79907 Des Moines, Iowa 50325-0985 Toll Free Telephone: 1-877-586-0244

For Contracts issued in the state of Montana, the following variations apply:

Death proceeds will be paid within 60 days of receiving due proof of the Owner’s  death. If payment is made after the first 30 days, We agree to pay interest on the death proceeds from the 30th day until the date of payment. The interest will be at an annual interest rate determined by Us not to be less than the rate required by the state of Montana.

Gender will not play a role in determining payout rates; any reference to gender has been removed.

The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which You live on or after the Contract Effective Date.

APPENDIX C – CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment option for the period since the investment option started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables below show two sets of accumulation unit values that reflect the current level of Separate Account annual expenses available under the Contract.

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2012)	Accumulation Unit Value at End of Period (12/31/2013)	Number of Accumulation Units at End of Period
2013
Alger Capital Appreciation Portfolio Class S	$10.32	$13.73	78,132.55
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.16	$11.22	25,913.09
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.40	$10.67	32,192.79
AllianceBernstein VPS Small Cap Growth Portfolio B	$9.80	$14.05	1,153.61
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.52	$14.29	32,765.78
American Century VP Inflation Protection Fund II	$10.04	$9.06	39,801.04
American Century VP Mid Cap Value Fund II	$10.92	$13.19	80,457.67
American Century VP Ultra Fund II	$9.73	$13.14	8,947.53
American Century VP Value Fund II	$10.03	$13.01	303,731.43
BlackRock Basic Value V.I. Fund Class III	$10.19	$13.83	25,092.36
BlackRock Capital Appreciation V.I. Fund Class III	$10.08	$13.26	12,026.83
BlackRock Equity Dividend V.I. Fund Class III	$10.44	$12.78	167,038.11
BlackRock Global Allocation V.I. Fund Class III	$10.06	$11.36	214,205.86
BlackRock Large Cap Core V.I. Fund Class III	$9.94	$13.07	4,028.08
BlackRock Large Cap Growth V.I. Fund Class III	$9.99	$13.17	7,863.16
Calvert VP S&P 500 Index Portfolio	$10.28	$13.30	10,069.78
Calvert VP SRI Mid Cap Growth Portfolio	$10.26	$13.15	5,235.81
ClearBridge Variable Equity Income Portfolio Class II	$9.95	$12.34	7,680.37
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.28	$13.90	7,257.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$9.95	$14.40	12,285.58
Columbia Variable Portfolio - Contrarian Core Fund Share[1] Class 2	$10.00	$10.86	1,656.87
Columbia Variable Portfolio - Dividend Opportunity Fund[1] Share Class 2	$10.00	$10.55	4,711.55
Columbia Variable Portfolio - Emerging Markets Bond Fund[1] Share Class 2	$10.00	$9.92	63,423.83
Columbia Variable Portfolio - High Yield Bond Fund[1] Share Class 2	$10.00	$10.23	7,939.85
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.28	$10.21	25,006.94
DWS Equity 500 Index VIP Class B	$9.89	$12.84	18,947.60
DWS Global Small Cap VIP[2] Class B	$10.08	$13.50	10,178.97
DWS Large Cap Value VIP Class B	$10.06	$12.96	3,873.17
DWS Small Cap Index VIP Class B	$10.11	$13.79	21,139.01
DWS Small Mid Cap Value VIP Class B	$10.03	$13.34	17,235.17
Eaton Vance VT Floating-Rate Income Fund	$10.37	$10.63	626,174.78
Eaton Vance VT Large-Cap Value Fund	$10.58	$13.43	12,965.18
Fidelity VIP Contrafund Portfolio Service Class 2	$10.38	$13.41	77,772.58
Fidelity VIP Emerging Markets Portfolio Service Class 2	$9.98	$10.21	29,483.30
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.04	$11.36	24,624.03
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.08	$12.08	2,226.08
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.07	$12.67	9,337.73
Fidelity VIP High Income Portfolio Service Class 2	$10.71	$11.17	81,745.70
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.07	$13.50	52,187.19
Fidelity VIP Money Market Portfolio Service Class 2	$9.89	$9.76	8,842,912.66
Fidelity VIP Overseas Portfolio Service Class 2	$10.41	$13.37	4,321.72
Fidelity VIP Real Estate Portfolio Service Class 2	$10.99	$11.02	213,544.46
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.54	$10.40	158,102.60
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.99	$14.12	40,139.50
First Investors Life Series International Fund[1]	$10.00	$10.12	431.99
First Investors Life Series Total Return Fund[1]	$10.00	$10.49	0.00
Franklin Income VIP Fund[3] Class 2	$10.14	$11.40	301,184.19
Franklin Mutual Global Discovery VIP Fund[4] Class 2	$10.09	$12.70	55,038.64
Franklin Mutual Shares VIP Fund[5] Class 2	$10.52	$13.31	165,839.35
Franklin Rising Dividends VIP Fund[6] Class 2	$10.58	$13.54	149,702.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.09	$9.20	6,274.16
Guggenheim VIF Long Short Equity Fund[7]	$9.82	$11.38	6,649.09
Guggenheim VIF Multi-Hedge Strategies Fund	$10.00	$10.03	15,877.07
Guggenheim VIF Small Cap Value Series Q	$10.22	$13.80	22,649.17
Ivy Funds VIP Asset Strategy	$10.37	$12.80	296,837.70
Ivy Funds VIP Balanced	$9.95	$12.14	178,500.62
Ivy Funds VIP Dividend Opportunities	$10.27	$13.14	28,494.93
Ivy Funds VIP Energy	$8.92	$11.24	56,906.22
Ivy Funds VIP Global Bond	$10.07	$10.10	21,638.89
Ivy Funds VIP Global Natural Resources	$8.87	$9.43	22,921.79
Ivy Funds VIP Growth	$10.20	$13.74	16,395.08
Ivy Funds VIP High Income[1]	$10.00	$10.38	363,842.93
Ivy Funds VIP International Core Equity	$10.05	$12.39	44,585.61
Ivy Funds VIP International Growth	$10.54	$12.39	10,087.44
Ivy Funds VIP Mid Cap Growth	$10.04	$12.87	62,342.17
Ivy Funds VIP Science and Technology	$10.81	$16.68	52,641.45
Ivy Funds VIP Small Cap Growth	$9.01	$12.74	38,880.75
Ivy Funds VIP Small Cap Value	$10.53	$13.87	70,120.53
Janus Aspen Balanced Portfolio Service Shares	$10.36	$12.25	46,826.33
Janus Aspen Enterprise Portfolio Service Shares	$10.00	$10.89	1,582.82
Janus Aspen Flexible Bond Portfolio Service Shares	$10.43	$10.26	44,641.81
Janus Aspen Global Research Portfolio Service Shares	$10.35	$13.07	2,590.50
Janus Aspen Global Technology Portfolio Service Shares	$10.18	$13.60	6,261.74
Janus Aspen Janus Portfolio Service Shares	$10.34	$13.26	784.68
Janus Aspen Overseas Portfolio Service Shares	$9.06	$10.22	1,544.21
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$12.42	92,821.58
Lazard Retirement Global Dynamic Multi Asset Portfolio[8] Service Shares	$10.02	$11.81	2,354.11
Lazard Retirement International Equity Portfolio Service Shares	$10.51	$12.52	1,285.32
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.07	$11.74	1,844.76
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.19	$10.87	93,107.71
Lord Abbett Series Fund Developing Growth Portfolio VC	$9.52	$14.71	18,846.32
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.08	$13.51	13,937.17
MFS VIT II Bond Portfolio Service Class	$10.11	$9.92	21,233.65
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.49	$9.79	18,960.39
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.42	$11.16	30,029.88
MFS VIT II International Value Portfolio Service Class	$10.75	$13.54	63,761.98
MFS VIT II New Discovery Portfolio Service Class	$10.24	$14.25	23,491.16
MFS VIT II Technology Portfolio Service Class	$9.75	$12.96	2,909.42
MFS VIT II Utilities Portfolio Service Class	$10.75	$12.76	69,986.22
PIMCO All Asset Portfolio Advisor Class	$10.67	$10.54	156,058.20
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$9.56	$8.05	377,536.11
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.09	$8.05	377,536.11
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.48	$10.17	24,504.69
PIMCO Global Multi-Asset Managed Allocation Portfolio[9] Advisor Class	$10.07	$9.46	12,865.03
PIMCO High Yield Portfolio Advisor Class	$10.77	$9.15	23,302.62
PIMCO Low Duration Portfolio Advisor Class	$10.30	$10.14	278,778.90
PIMCO Real Return Portfolio Advisor Class	$10.48	$9.38	452,411.25
PIMCO Short-Term Portfolio Advisor Class	$10.06	$9.97	1,217,939.58
PIMCO Total Return Portfolio Advisor Class	$10.56	$10.20	1,368,745.14
Pioneer Bond VCT Portfolio Class II	$10.49	$10.44	322,757.48
Pioneer Equity Income VCT Portfolio Class II	$10.26	$13.04	18,029.46
Pioneer Fund VCT Portfolio Class II	$10.03	$13.16	5,335.68
Pioneer High Yield VCT Portfolio Class II	$10.63	$11.72	337,788.19
Pioneer Strategic Income VCT Portfolio Class II	$10.58	$10.54	184,126.42
Power Income VIT Fund Class 2	$9.96	$10.28	136,933.88
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$9.68	$12.36	11,214.08
Prudential Series Fund Natural Resources Portfolio Class II	$8.38	$9.07	3,623.89
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.23	$12.91	28,875.37
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.32	$11.09	13,740.27
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.17	$13.49	115,234.47
Rydex VIF Biotechnology Fund	$9.55	$14.52	10,195.11
Rydex VIF S&P 500 Pure Growth Fund	$10.15	$14.15	9,725.23
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.10	$13.36	5,824.90
Templeton Developing Markets Fund[10] Class 2	$9.88	$9.65	261,210.15
Templeton Foreign VIP Fund[11] Class 2	$10.53	$12.78	403,491.25
Templeton Global Bond VIP Fund[12] Class 2	$10.66	$10.69	344,287.80
Van Eck VIP Global Hard Assets Fund S	$9.89	$10.77	4,560.36
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.99	$11.49	64,865.31

1Investment Option added August 1, 2013.

2Formerly DWS Global Small Cap Growth VIP Class B

3Formerly Franklin Income Securities Fund Class 2

4Formerly Mutual Global Discovery Securities Fund Class 2

5Formerly Mutual Shares Securities Fund Class 2

6Formerly Franklin Rising Dividends Securities Fund Class 2

7Formerly Guggenheim U.S. VT Long Short Momentum Fund

8Formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares

9Formerly PIMCO Global Multi-Asset Portfolio Advisor Class

10Formerly Templeton Developing Markets Securities Fund Class 2

11Formerly Templeton Foreign Securities Fund Class 2

12Formerly Templeton Global Bond Securities Fund Class 2

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2011)	Accumulation Unit Value at End of Period (12/31/2012)	Number of Accumulation Units at End of Period
2012
Alger Capital Appreciation Portfolio Class S	$10.00	$10.32	5,393.27
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.00	$10.16	612.13
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.00	$10.40	1,939.92
AllianceBernstein VPS Small Cap Growth Portfolio B	$10.00	$9.80	0.00
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.00	$10.52	550.28
American Century VP Inflation Protection Fund II	$10.00	$10.04	6,908.04
American Century VP Mid Cap Value Fund II	$10.00	$10.92	63.31
American Century VP Ultra Fund II	$10.00	$9.73	0.00
American Century VP Value Fund II	$10.00	$10.03	70.38
BlackRock Basic Value V.I. Fund Class III	$10.00	$10.19	4,963.09
BlackRock Capital Appreciation V.I. Fund Class III	$10.00	$10.08	1,061.04
BlackRock Equity Dividend V.I. Fund Class III	$10.00	$10.44	23,742.31
BlackRock Global Allocation V.I. Fund Class III	$10.00	$10.06	34,229.43
BlackRock Large Cap Core V.I. Fund Class III	$10.00	$9.94	449.08
BlackRock Large Cap Growth V.I. Fund Class III	$10.00	$9.99	537.74
Calvert VP SRI Equity Portfolio	$10.00	$10.28	22.40
Calvert VP SRI Mid Cap Growth Portfolio	$10.00	$10.26	233.93
ClearBridge Variable Equity Income Portfolio Class II	$10.00	$9.95	0.00
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.00	$10.28	173.09
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	$9.95	0.00
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.00	$10.28	4,221.71
DWS Equity 500 Index VIP Class B	$10.00	$9.89	30.55
DWS Global Small Cap Growth VIP Class B	$10.00	$10.08	30.55
DWS Large Cap Value VIP Class B	$10.00	$10.06	0.00
DWS Small Cap Index VIP Class B	$10.00	$10.11	0.00
DWS Small Mid Cap Value VIP Class B	$10.00	$10.03	2,460.47
Eaton Vance VT Floating-Rate Income Fund	$10.00	$10.37	61,693.81
Eaton Vance VT Large-Cap Value Fund	$10.00	$10.58	2,236.10
Fidelity VIP Contrafund Portfolio Service Class 2	$10.00	$10.38	7,412.56
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.00	$9.98	688.58
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.00	$10.04	2,419.66
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.00	$10.08	0.00
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.00	$10.07	0.00
Fidelity VIP High Income Portfolio Service Class 2	$10.00	$10.71	32,974.12
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.00	$10.07	3,565.08
Fidelity VIP Money Market Portfolio Service Class 2	$10.00	$9.89	1,130,153.67
Fidelity VIP Overseas Portfolio Service Class 2	$10.00	$10.41	0.00
Fidelity VIP Real Estate Portfolio Service Class 2	$10.00	$10.99	23,206.41
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.00	$10.54	33,104.21
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.00	$10.99	5,139.01
Franklin Income Securities Fund Class 2	$10.00	$10.14	4,813.68
Franklin Rising Dividends Securities Fund Class 2	$10.00	$10.58	28,330.93
Guggenheim VT Global Managed Futures Strategy Fund	$10.00	$9.09	2,809.45
Guggenheim VT Multi-Hedge Strategies Fund	$10.00	$10.00	2,962.95
Guggenheim VT Small Cap Value Series Q	$10.00	$10.22	159.90
Guggenheim VT U.S. Long Short Momentum Fund	$10.00	$9.82	785.59
Ivy Funds VIP Asset Strategy	$10.00	$10.37	52,294.76
Ivy Funds VIP Balanced	$10.00	$9.95	0.00
Ivy Funds VIP Dividend Opportunities	$10.00	$10.27	3,041.83
Ivy Funds VIP Energy	$10.00	$8.92	703.78
Ivy Funds VIP Global Bond	$10.00	$10.07	928.37
Ivy Funds VIP Global Natural Resources	$10.00	$8.87	14,336.96
Ivy Funds VIP Growth	$10.00	$10.20	2,268.01
Ivy Funds VIP International Core Equity	$10.00	$10.05	2,268.01
Ivy Funds VIP International Growth	$10.00	$10.54	2,247.83
Ivy Funds VIP Mid Cap Growth	$10.00	$10.04	5,981.47
Ivy Funds VIP Science and Technology	$10.00	$10.81	2,487.54
Ivy Funds VIP Small Cap Growth	$10.00	$9.01	1,881.55
Ivy Funds VIP Small Cap Value	$10.00	$10.53	4,875.49
Janus Aspen Balanced Portfolio Service Shares	$10.00	$10.36	6,185.43
Janus Aspen Flexible Bond Portfolio Service Shares	$10.00	$10.43	10,667.75
Janus Aspen Global Research Portfolio Service Shares	$10.00	$10.35	58.35
Janus Aspen Global Technology Portfolio Service Shares	$10.00	$10.18	1,356.37
Janus Aspen Janus Portfolio Service Shares	$10.00	$10.34	0.00
Janus Aspen Overseas Portfolio Service Shares	$10.00	$9.06	0.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$10.00	9,068.14
Lazard Retirement International Equity Portfolio Service Shares	$10.00	$10.51	0.00
Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares	$10.00	$10.02	0.00
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	$10.07	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	$10.19	1,673.55
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	$9.52	0.00
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	$10.08	0.00
MFS VIT II Bond Portfolio Service Class	$10.00	$10.11	802.58
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	$10.49	0.00
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	$10.42	9,499.38
MFS VIT II International Value Portfolio Service Class	$10.00	$10.75	5,023.58
MFS VIT II New Discovery Portfolio Service Class	$10.00	$10.24	396.20
MFS VIT II Technology Portfolio Service Class	$10.00	$9.75	197.49
MFS VIT II Utilities Portfolio Service Class	$10.00	$10.75	3,689.65
Mutual Global Discovery Securities Fund Class 2	$10.00	$10.09	99.95
Mutual Shares Securities Fund Class 2	$10.00	$10.52	20,164.58
PIMCO All Asset Portfolio Advisor Class	$10.00	$10.67	40,103.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.00	$9.56	31,144.36
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	$11.09	16,560.86
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	$10.48	13,407.39
PIMCO Global Multi-Asset Portfolio Advisor Class	$10.00	$10.07	5,796.98
PIMCO High Yield Portfolio Advisor Class	$10.00	$10.77	36,306.28
PIMCO Low Duration Portfolio Advisor Class	$10.00	$10.30	233,787.54
PIMCO Real Return Portfolio Advisor Class	$10.00	$10.48	75,875.06
PIMCO Short-Term Portfolio Advisor Class	$10.00	$10.06	105,820.26
PIMCO Total Return Portfolio Advisor Class	$10.00	$10.56	154,839.82
Pioneer Bond VCT Portfolio Class II	$10.00	$10.49	38,735.04
Pioneer Equity Income VCT Portfolio Class II	$10.00	$10.26	3,589.00
Pioneer Fund VCT Portfolio Class II	$10.00	$10.03	995.26
Pioneer High Yield VCT Portfolio Class II	$10.00	$10.63	59,480.24
Pioneer Strategic Income VCT Portfolio Class II	$10.00	$10.58	71,305.52
Power Income VIT Fund Class 2	$10.00	$9.96	10,738.99
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	$9.68	988.14
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	$8.38	1,250.30
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	$10.23	5,399.33
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	$9.32	4,585.70
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	$10.17	9,991.62
Rydex VT Biotechnology Fund	$10.00	$9.55	38.71
Rydex VT S&P 500 Pure Growth Fund	$10.00	$10.15	27.44
Rydex VT S&P MidCap 400 Pure Growth Fund	$10.00	$10.10	407.55
Templeton Developing Markets Securities Fund Class 2	$10.00	$9.88	20,748.43
Templeton Foreign Securities Fund Class 2	$10.00	$10.53	29,049.14
Templeton Global Bond Securities Fund Class 2	$10.00	$10.66	41,085.87
Van Eck VIP Global Hard Assets Fund S	$10.00	$9.89	407.55
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	$10.99	18,856.69

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Customer Service Center at:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421

Facsimile: (866) 511-7038

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC  20549-0102.

SEC File No. 811-07772

STATEMENT OF ADDITIONAL INFORMATION FOR THE
LiveWell VARIABLE ANNUITY CONTRACT

Flexible Premium Deferred Variable Annuity Contract

Issued by

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)

Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421 (toll-free)

Fax: (866) 511-7038 (toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the LiveWell Variable Annuity (“contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated July 30, 2014, by contacting Us at Our Customer Service Center using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the portfolios currently available in the contract.

Dated  July 30, 2014

  THE CONTRACT

Entire Contract

Changes to the Contract

Incontestability

Misstatement of Age or Sex

Non-participating

Claims of Creditors

Minimum Benefits

Ownership

Assignment

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment option Yield Calculation

Other Investment option Yield Calculations

Standard Total Return Calculations

Cumulative Total Returns

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACTS

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

FINANCIAL MATTERS

OTHER INFORMATION

FINANCIAL STATEMENTS

THE CONTRACT

Entire Contract

The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

Changes to the Contract

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.

Incontestability

We will not contest the contract.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by Us will be paid to the payee.  Any overpayments made by Us will be charged against benefits falling due after adjustment.  All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

Non-participating

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

Claims of Creditors

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

Minimum Benefits

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

Ownership

The contract belongs to You.  You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)      Any assignee of record with Us;

2)      Any irrevocable beneficiary; and

3)      Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation.  Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed.  However, We are not liable for payments made by Us before We record the written notice.    A change of owner may have adverse tax consequences.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

Accumulation Unit Value

We determine accumulation unit values for each investment option of Our Separate Account at the end of each valuation period. The accumulation unit value for each investment division was initially set at $10.00.  The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment option every valuation period by taking a) divided by b) minus c) where:

a)      Is the total of:

1)        The net asset value per share at the end of the current Valuation Period; plus

2)        Any dividend or capital gains per share reinvested during the current Valuation Period; plus

3)        Total accrued, but not yet reinvested, capital gains per share as of the current Valuation Period.

b)     Is the net asset value plus the total accrued but not yet reinvested capital gains per share as of the preceding Valuation Period.

c)     Is the Mortality and Expense Charge plus the Administration Fee for each day in the current Valuation Period.

We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the portfolios, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment options.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment option Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment option's  (called “the money market investment option” for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment options or on their respective portfolio securities. This current annualized yield is computed for each money market investment option by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market investment option at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, administration charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment options of the Separate Account will be lower than the yield for the respective money market investment options or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment options for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment options normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment options’ actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment options or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment options or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

Other Investment option Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment options (except the money market investment options) for 30-day periods. The annualized yield of an investment option refers to income generated by the investment option over a specified 30-day period. Because the yield is annualized, the yield generated by an investment option during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a – b + 1)6 – 1 ]

     cd

Where:  a =   net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment option.

              b =  expenses accrued for the period (net of reimbursements).

              c =   the average daily number of units outstanding during the period.

              d =  the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts.

Because of the charges and deductions imposed by the Separate Account the yield of the investment option will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment options normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment option’s actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

Midland National may from time to time also disclose average annual total returns for one or more of the investment options for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:       P =      a hypothetical initial payment of $1,000

                   T =     average annual total return

                   n =      number of years

      ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40  maintenance fee. This additional amount is based on an “average” Contract with an initial premium of $100,000 so it is calculated as $40, or 0.04%, annually. The standard average annual total return calculations assume the contract is surrendered.

Midland National may disclose average annual total returns in various ways, depicting whether the contract is surrendered or maintained in force.  Accordingly, Midland National may disclose the following types of average annual total return:

1.      The contract is surrendered and

2.      The contract is not surrendered.

Cumulative Total Returns

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

CTR = [ERV/P] – 1

Where:     CTR =  the cumulative total return net of investment option recurring charges for the period.

ERV =  ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

                 P      =  an assumed initial payment of $1,000.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment option for periods before the investment option commenced operations, based on the assumption that the investment option was in existence before it actually was, and that the investment option had been invested in a particular portfolio that was in existence prior to the investment option’s commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment option will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40 maintenance fee. This additional amount is based on an  average accumulation value of $20,000 so it is calculated as $40, or 0.20% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment option. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment option is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis.  Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code (“Code”).

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “rollover” into an IRA. The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner’s death, or (2) as Annuity payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner’s “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner’s designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

Non-Natural Person owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

Diversification Requirements

The Code requires that the investments of each investment option of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment option, through the fund company in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract.  Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Financial Network, LLC (“Sammons Financial Network”) serves as principal underwriter for the contracts.  Sammons Financial Network is a Delaware limited liability company and its principaloffice is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Financial Network offers the contracts through its registered representatives.  Sammons Financial Network also may enter into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.  Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.

A  distribution allowance is paid to Sammons Financial Network of 1.00% of total premiums received on LiveWell Variable Annuity. The distribution allowance is as follows:

Fiscal Year	Aggregate Amount of Distribution Allowance Paid to Sammons Financial Network *
2011	$0
2012	$195,488.37
2013	$1,449,778.49

*Represents an underwriting fee paid to Sammons Financial Network for  LiveWell Variable Annuity  under Separate Account C.

Sammons Financial Network, LLC or its affiliates via expense sharing agreements will pay the advertising and sales expenses related to the distribution of the contracts.

We and/or Sammons Financial Network may pay certain selling firms additional amounts for:

•         participation in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the contracts;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We may pay flat dollar amounts to certain selling firms. Our sales and marketing personnel may be permitted to attend selling firm’s annual, sales, and other conferences and/or may be given booth time, speaking time, or access to lists of the selling firm’s registered representatives.

We and/or Sammons Financial Network may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of portfolio shares held by each of the investment options.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2013, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.  The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

PricewaterhouseCoopers LLP

699 Walnut Street, Suite 1300

Des Moines, IA 50309

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2013 and 2012
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

----------------------------------------------------------------------------------

Report of Independent Auditors                                                    1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2013 and 2012                 3

     Consolidated Statements of Income for the years ended
       December 31, 2013, 2012, and 2011                                          4

     Consolidated Statements of Comprehensive Income for the years ended
       December 31, 2013, 2012, and 2011                                          5

     Consolidated Statements of Stockholder's Equity for the years ended
       December 31, 2013, 2012, and 2011                                          6

     Consolidated Statements of Cash Flows for the years ended
       December 31, 2013, 2012, and 2011                                          7

     Notes to Consolidated Financial Statements                                   9
                          Independent Auditor's Report

To the Board of Directors and Shareholder of
Midland National Life Insurance Company and Subsidiaries

We have audited the accompanying consolidated financial statements of Midland
National Life Insurance Company and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2013 and 2012, and the related consolidated statements of income, of comprehensive income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2013.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Midland National
Life Insurance Company and its subsidiaries at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

/s/ Pricewaterhousecoopers LLP

March 31, 2014

PricewaterhouseCoopersLLP, 699 Walnut Street, Suite 1300, Des Moines, IA 50309
T: (515) 246 3800, F: (515) 246 3811, www.pwc.com/us
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2013 and 2012
(Amounts in Thousands, except share amounts)
-----------------------------------------------------------------------------------------------------------------------

                                                                       2013             2012
                                                                  ---------------  ---------------
ASSETS
Investments
   Fixed maturities, available-for-sale, at fair value               $31,918,396      $30,223,820
   Equity securities, available-for-sale, at fair value                  458,537          375,311
   Mortgage loans                                                      1,947,951        1,107,024
   Policy loans                                                          354,022          349,403
   Short-term investments                                                153,647          605,505
   Derivative instruments                                                619,286          306,972
   Other invested assets                                                 848,632          838,113
                                                                  ---------------  ---------------
      Total investments                                               36,300,471       33,806,148

Cash                                                                     480,054          171,003
Accrued investment income                                                287,076          273,189
Deferred policy acquisition costs                                      1,481,675        1,205,520
Deferred sales inducements                                               451,876          324,262
Present value of future profits of acquired businesses                    14,459           16,084
Other receivables, other assets and property, plant and equipment        245,514          128,803
Reinsurance receivables                                                1,793,130        2,124,940
Separate account assets                                                1,126,513          909,762
                                                                  ---------------  ---------------
      Total assets                                                  $ 42,180,768     $ 38,959,711
                                                                  ===============  ===============

LIABILITIES
Policyholder account balances                                        $31,227,329      $28,318,326
Policy benefit reserves                                                1,293,352        1,174,409
Policy claims and benefits payable                                       155,760          144,479
Notes payable                                                            142,000                -
Repurchase agreements, other borrowings and collateral on
   derivative instruments                                              3,467,680        2,953,579
Derivative instruments                                                    14,488            1,660
Income taxes                                                             457,414          752,954
Other liabilities                                                        802,827          704,112
Separate account liabilities                                           1,126,513          909,762
                                                                  ---------------  ---------------
      Total liabilities                                               38,687,363       34,959,281
                                                                  ---------------  ---------------

STOCKHOLDER'S EQUITY
Common stock, $1 par value, 1,000 shares authorized,
  issued and outstanding                                                   2,549            2,549
Additional paid-in capital                                               404,815          375,003
Retained earnings                                                      2,556,492        2,156,427
Accumulated other comprehensive income                                   529,549        1,466,451
                                                                  ---------------  ---------------
      Total stockholder's equity                                       3,493,405        4,000,430
                                                                  ---------------  ---------------
         Total liabilities and stockholder's equity                 $ 42,180,768     $ 38,959,711
                                                                  ===============  ===============

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 and 2011
(Amounts in Thousands)
-----------------------------------------------------------------------------------------------------------------------

                                                                    2013            2012           2011
                                                                --------------  -------------  --------------

REVENUES
Premiums                                                            $ 221,462      $ 201,993       $ 164,718
Charges on interest sensitive and investment-type products            394,221        379,115         338,336
Net investment income                                               1,645,776      1,360,396       1,402,512
Net gains on derivatives and derivative instruments                   333,118         35,472           5,767
Net realized investment gains (losses)                                134,180         51,437          (8,206)

Other-than-temporary impairment losses                                (21,132)       (19,319)         (9,853)
Non-credit portion in other comprehensive income                            -          3,860           2,326
                                                                --------------  -------------  --------------
Net impairment loss recognized in earnings                            (21,132)       (15,459)         (7,527)

Other income                                                           17,939         26,905          14,208
                                                                --------------  -------------  --------------
      Total revenue                                                 2,725,564      2,039,859       1,909,808
                                                                --------------  -------------  --------------

BENEFITS AND EXPENSES
Interest credited to policyholder account balances                  1,047,995        745,291         816,565
Benefits incurred                                                     423,172        349,217         261,976
Amortization of deferred sales inducements                             82,837         78,923          78,655
                                                                --------------  -------------  --------------
      Total benefits                                                1,554,004      1,173,431       1,157,196

Operating and other expenses (net of commissions and other
   expenses deferred)                                                 220,856        175,625         160,005
Amortization of deferred policy acquisition costs and
   present value of future profits of acquired businesses             189,200        202,443         197,955
                                                                --------------  -------------  --------------
   Total benefits and expenses                                      1,964,060      1,551,499       1,515,156
                                                                --------------  -------------  --------------

   Income before income taxes                                         761,504        488,360         394,652

Income tax provision                                                  238,998        142,028         108,412
                                                                --------------  -------------  --------------
   Net income                                                       $ 522,506      $ 346,332       $ 286,240
                                                                ==============  =============  ==============

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 and 2011
(Amounts in Thousands)
-----------------------------------------------------------------------------------------------------------------------

                                                                           2013          2012          2011
                                                                        ------------  ------------   -----------

    Net income                                                            $ 522,506     $ 346,332     $ 286,240
                                                                        ------------  ------------   -----------
    Other comprehensive income:
      Net unrealized gain (loss) on available-for-sale
        investments, non-credit portion of OTTI, and certain
        interest rate swaps (net of tax ($512,916) in 2013,
        $367,166 in 2012 and $367,424 in 2011)                             (952,559)      698,594       682,360
      Change in pension liability (net of tax $2,782 in 2013,
         272 in 2012 and ($1,755) in 2011)                                    5,166           505        (3,259)
      Change in post-retirement liability (net of tax $5,649 in 2013,
        $856 in 2012 and ($2,071) in 2011)                                   10,491         1,589        (3,845)
                                                                        ------------  ------------   -----------
            Total other comprehensive income                               (936,902)      700,688       675,256
                                                                        ------------  ------------   -----------
    Comprehensive income (loss)                                           $(414,396)  $ 1,047,020     $ 961,496
                                                                        ============  ============   ===========

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 and 2011
(Amounts in Thousands)
-----------------------------------------------------------------------------------------------------------------------

                                                                  Midland National Life Insurance Co. Stockholder's Equity
                                                                  -------------------------------------------------------

                                                                                       Additional
                                                                      Common            Paid-in           Retained
                                                                       Stock            Capital           Earnings
                                                                  ----------------  -----------------  ----------------
Balance, December 31, 2010                                               $  2,549          $ 335,907       $ 1,714,070
Total comprehensive income                                                                                     286,240
Capital contribution                                                                           5,000
Employee stock ownership plan                                                                 13,301
Dividends paid on common stock                                                                                (114,692)
                                                                  ----------------  -----------------  ----------------
Balance, December 31, 2011                                                  2,549            354,208         1,885,618
Total comprehensive income                                                                                     346,332
Capital contribution                                                                           2,115
Employee stock ownership plan                                                                 18,680
Dividends paid on common stock                                                                                 (75,523)
                                                                  ----------------  -----------------  ----------------
Balance, December 31, 2012                                               $  2,549          $ 375,003       $ 2,156,427
Total comprehensive income (loss)                                                                              522,506
Capital contribution                                                                           9,742
Employee stock ownership plan                                                                 20,070
Dividends paid on common stock                                                                                (122,441)
                                                                  ----------------  -----------------  ----------------
Balance, December 31, 2013                                                $ 2,549            404,815         2,556,492
                                                                  ================  =================  ================

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 and 2011 (continued)
(Amounts in Thousands)
-----------------------------------------------------------------------------------------------------------------------

                                                             Midland National Life Insurance Co. Stockholder's Equity
                                                                  ---------------------------------------------
                                                                      Accumulated
                                                                         Other                     Total
                                                                     Comprehensive             Stockholder's
                                                                     Income (Loss)                Equity
                                                                  ---------------------     --------------------
Balance, December 31, 2010                                                 $    90,507             $  2,143,033
Total comprehensive income                                                     675,256                  961,496
Capital contribution                                                                                      5,000
Employee stock ownership plan                                                                            13,301
Dividends paid on common stock                                                                         (114,692)
                                                                  ---------------------     --------------------
Balance, December 31, 2011                                                     765,763                3,008,138
Total comprehensive income                                                     700,688                1,047,020
Capital contribution                                                                                      2,115
Employee stock ownership plan                                                                            18,680
Dividends paid on common stock                                                                          (75,523)
                                                                  ---------------------     --------------------
Balance, December 31, 2012                                                $  1,466,451             $  4,000,430
Total comprehensive income (loss)                                             (936,902)                (414,396)
Capital contribution                                                                                      9,742
Employee stock ownership plan                                                                            20,070
Dividends paid on common stock                                                                         (122,441)
                                                                  ---------------------     --------------------
Balance, December 31, 2013                                                     529,549                3,493,405
                                                                  =====================     ====================

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2013, 2012, and 2011
(Amounts in Thousands)
-----------------------------------------------------------------------------------------------------------------------

                                                                             2013               2012               2011
                                                                       -----------------   ----------------   ----------------

OPERATING ACTIVITIES
Net income                                                                    $ 522,506          $ 346,332          $ 286,240
Adjustments to reconcile net income to net cash
    provided by operating activities
    Amortization of deferred policy acquisition costs,
        deferred sales inducements and present value
        of future profits of acquired businesses                                272,037            281,366            276,610
    Net amortization of premiums and discounts
        on investments                                                         (150,893)          (129,810)          (154,194)
    Amortization of index options                                               159,644            246,893            289,043
    Employee stock ownership plan                                                20,070             18,680             13,301
    Policy acquisition costs deferred                                          (295,664)          (268,516)          (232,011)
    Sales inducements deferred                                                 (111,657)           (88,791)           (81,990)
    Net realized investment (gains) losses and net
        impairment losses recognized in earnings                               (113,048)           (35,978)            15,733
    Net (gains) on derivatives and derivative
        instruments                                                            (333,118)           (35,472)            (5,767)
    Provision for deferred income taxes                                         199,847             86,702             90,205
    Net interest credited and product charges on
        universal life and investment policies                                  987,532            610,673            747,044
    Changes in other assets and liabilities
       Net receivables                                                         (145,935)           (34,884)           (79,743)
       Net payables                                                              61,883              8,793             19,484
       Policy benefits and reserves                                             311,366             84,030             52,526
       Other, net                                                               (45,794)           (70,485)           (44,448)
                                                                       -----------------   ----------------   ----------------
      Net cash provided by operating activities                             $ 1,338,776        $ 1,019,533        $ 1,192,033
                                                                       -----------------   ----------------   ----------------
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                        $ 4,649,637        $ 4,592,800        $ 4,255,557
    Equity securities                                                            50,228            121,001            131,333
    Mortgage loans                                                               29,890             78,968             53,944
    Other invested assets                                                       123,768            210,817            206,589
Cost of investments acquired
    Fixed maturities                                                         (7,836,402)        (6,166,191)        (5,571,152)
    Equity securities                                                          (114,302)           (86,211)           (61,026)
    Mortgage loans                                                             (870,861)          (698,344)          (307,412)
    Derivative instruments                                                       56,462           (156,031)          (242,316)
    Other invested assets                                                       (62,839)           (26,807)           (21,548)
Net change in policy loans                                                       (4,618)            (8,673)            (7,545)
Net change in short-term investments                                            451,858           (315,435)           (41,433)
Net change in collateral on derivatives                                         158,147             55,105            (49,878)
Net change in amounts due to/from brokers                                        64,908             29,793           (160,148)
                                                                       -----------------   ----------------   ----------------
      Net cash used in investing activities                                  (3,304,124)        (2,369,208)        (1,815,035)
                                                                       -----------------   ----------------   ----------------

FINANCING ACTIVITIES
Receipts from universal life and investment  products                       $ 3,817,909        $ 3,315,548        $ 2,966,600
Benefits paid on universal life and investment  products                     (1,938,507)        (2,186,141)        (2,240,684)
Net change in repurchase agreements and other borrowings                        355,954            299,068            121,872
Issuance of notes payable                                                       142,000                  -                  -
Capital contributions received                                                    9,742              2,115              5,000
Dividends paid on common stock                                                 (112,699)           (75,523)          (114,692)
                                                                       -----------------   ----------------   ----------------
      Net cash provided by financing activities                               2,274,399          1,355,067            738,096
                                                                       -----------------   ----------------   ----------------

Net increase (decrease) in cash                                                 309,051              5,392            115,094

Cash at beginning of year                                                       171,003            165,611             50,517
                                                                       -----------------   ----------------   ----------------

Cash at end of year                                                           $ 480,054          $ 171,003          $ 165,611
                                                                       =================   ================   ================

SUPPLEMENTAL INFORMATION
    Cash paid during the year for
      Income taxes                                                             $ 27,741           $ 29,987           $ 62,700
      Interest on other borrowings                                                4,278              2,002              1,940

    Non-cash investing and financing activities:
      Dividends paid by transfer of securities                                  $ 9,742                $ -                $ -

The accompanying notes are an integral part of the consolidated financial statements.
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
-----------------------------------------------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland National Life Insurance Company and Subsidiaries ("Midland
        National" or the "Company") is a wholly owned subsidiary of Sammons
        Financial Group, Inc. ("SFG"). Midland National is comprised of three wholly owned subsidiaries. MNL Reinsurance Company ("MNL Re") and
        Solberg Reinsurance Company ("Solberg Re") are captive reinsurance companies domiciled in Iowa. Midland National Services Corporation, LLC
        ("MNSC") is a Delaware Limited Liability Company created as a wholly owned subsidiary of Midland National to hold agreed amounts for payment of facility fees and other amounts due under a credit facility agreement that governs a letter of credit arrangement between several SFG entities and a large commercial bank. Midland National offers individual life and annuity products in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for
        Life and Health Insurance ("North American").

        Basis of presentation

        The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of
        America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiaries and all entities for which it holds a controlling financial interest. Intercompany transactions have been eliminated in consolidation.

        The Company has a financial interest in several entities where it is required to determine whether the entity should be consolidated in the
        Company's financial statements. For each financial interest, the Company performs an analysis to determine whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE"). The analysis requires the evaluation of several characteristics, including the determination of whether an entity has sufficient equity at risk to allow it to adequately finance its activities, the determination of whether the party with the power to direct the activities of the entity has equity investment at risk in the entity, and whether the equity investment at risk lacks the obligation to absorb expected losses or the right to receive expected residual returns.

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        If an entity is determined to be a VIE, the next step is the identification of the primary beneficiary of the VIE. An enterprise is deemed to be the primary beneficiary of a VIE if it has both (i) the power to direct the activities of the entity that most significantly impact the VIE's economic success and (ii) has the obligation to absorb losses or receive benefits that could potentially be significant to the
        VIE, or both. The Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (i) the VIE's purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders, (ii) the VIE's capital structure, (iii) the terms between the
        VIE and its variable interest holders and other parties involved with the VIE, (iv) which variable interest holders have the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, (v) which variable interest holders have the obligation to absorb losses or the right to receive benefits from the
        VIE that could potentially be significant to the VIE and (vi) related party relationships. The party that is the primary beneficiary consolidates the financial results of the VIE. The Company will continue to assess its investments on an ongoing basis as circumstances may change whereby an entity could be determined to be a VIE. The Company could become a primary beneficiary in such a VIE, or an entity's characteristics could change whereby it is no longer a VIE. All of these situations could potentially have a corresponding impact on the
        Company's consolidated financial statements. When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies
        (generally defined as owning a voting interest of 20% to 50%) and has an investment in common stock or in-substance common stock, the Company primarily accounts for its investment using the equity method of accounting. For certain limited partnerships, the threshold for the equity method of accounting is 5%.

        See Note 7 for further discussion related to the Company's involvement with VIEs.

        Use of estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairment of securities, income taxes, deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), present value of future profits of acquired businesses ("PVFP"), reinsurance receivables and policy benefit reserves for traditional life insurance policies.

        Interest rate risk

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. The Company manages its interest rate risk by monitoring its asset and liability durations within a predetermined range. It will mitigate this risk by rebalancing assets when it approaches the boundaries of the pre-determined range. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity risk

        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty risk

        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or fair value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the counterparty.

        Fair value of financial assets, financial liabilities, and financial instruments

        The Company can elect an option to record at fair value certain financial assets and financial liabilities. The election is irrevocable and is made contract by contract. The Company has elected to utilize the fair value option for certain fixed income securities designated as hybrid instruments.

        Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 may not represent the underlying value to the Company.

        The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

        Available-for-sale securities

        Fair value for fixed maturity and equity securities is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available. For securities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. When values are not available from pricing services or broker quotes, such as private placements including corporate securities, asset-backed securities, commercial mortgage-backed and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

        Mortgage loans

        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each mortgage modeled is assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term investments

        The carrying amounts for short-term investments, which primarily consist of money market funds, direct reverse repurchase agreements and fixed income securities acquired with less than one year to maturity, approximate fair value due to their short-term nature.

        Derivative instruments

        Fair value for options is based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, credit default swaps, interest rate floors and other derivatives is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

        Other invested assets

        Other invested assets consist primarily of limited partnerships. The
        Company measures the fair value of these investments on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the Financial
        Accounting Standards Board ("FASB") for investment companies as of the reporting entity's measurement date.

        Reinsurance receivables - embedded derivatives from reinsurance ceded

        Fair value for embedded derivatives related to coinsurance with funds withheld treaties for indexed annuities is determined based on fair values of the financial instruments in the funds withheld portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Separate account assets

        Separate account assets are reported at fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder account balances

        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

        Notes payable

        Fair value for the notes payable issued by the Company on October 28,
        2013, is equal to its issue price (par value) due to the issue date's proximity to December 31, 2013. The fair value of the Company's notes payable is derived from a discounted cash flow model using current market rates applicable to the yield, credit quality and maturity of the notes.

        Repurchase agreements, other borrowings and collateral on derivative instruments

        The fair value of the Company's repurchase agreements is tied to the fair value of the underlying collateral securities. The fair value of other borrowings which consists of borrowings from the Federal Home Loan
        Bank of Des Moines ("FHLB"), approximates its reported value due to its short maturity. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of money market funds.

        Investments and investment income

        Available-for-sale securities

        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and non-redeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the consolidated balance sheets. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains (losses) and non-credit related impairment losses included as a component of other comprehensive income
        (loss) ("OCI") in the consolidated statements of comprehensive income.
        OCI is reported net of related adjustments to DAC, DSI, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).

        For collateralized mortgage obligations ("CMOs") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.
        Included in this category is approximately $187,438 and $169,228 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2013 and 2012, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. At December 31, 2013 and
        2012, 79% and 58%, respectively of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage loans

        Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The Company's lending policies allow for primarily first-lien mortgages that do not exceed 75% of the fair market value of the property allowing for sufficient excess collateral to absorb losses should the Company be required to foreclose and take possession of the collateral. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis.

        The Company's mortgage loan portfolio includes reverse mortgages, which are first liens on the related residential properties located primarily in California and Florida. At December 31, 2013 and 2012, the reported value of these reverse mortgages were $26,464 and $26,593, respectively.
        Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The reverse mortgages have a Principal Limit Factor ("PLF")
        that defines the maximum amount that can be advanced to a borrower. The
        PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value at the time of mortgage origination.

        Policy loans

        Policy loans are carried at unpaid principal balances.

        Short-term investments

        Short-term investments primarily include fixed income securities, stated
        at amortized cost, acquired with less than one year to maturity, direct reverse repurchase agreements and money market funds.

        Derivative instruments

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options, interest rate floors, interest rate swaps and credit default swaps are reported at fair value. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value.

        Other invested assets

        Other invested assets are primarily comprised of limited partnerships.
        Limited partnerships are recorded on the cost or equity method of accounting depending on the respective ownership percentage, ability to control or election to apply fair value accounting. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet. In situations where the
        Company has an ownership of less than 5%, the limited partnership is carried at cost. These investments are reviewed for impairment on a periodic basis. The aggregate carrying value of investments recorded on the cost method was $15,495 and $22,589 as of December 31, 2013 and
        2012, respectively.

        Other-than-temporary impairment losses

        The Company reviews its investments to determine if declines in value are other-than-temporary. If the fair value of a fixed maturity security is less than its amortized cost basis at the balance sheet date, the
        Company must assess whether the impairment is other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        When an other-than-temporary impairment ("OTTI") has occurred, the amount of the impairment charged against earnings depends on whether the
        Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a non-credit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost. The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the non-credit related loss that is recognized in accumulated OCI.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The Company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2013, 2012 and 2011, the Company recorded $21,132, $15,459 and
        $7,527, respectively, of realized losses as a result of OTTI. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income.

        Investment income

        Investment income is recorded when earned and includes interest received and accrued, amortization of purchased premium and discounts on securities, proceeds from derivatives and equity earnings from limited partnerships. Net realized investment gains (losses) are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend date.

        See Note 4 for further discussion of the Company's investments and investment income.

        Cash

        Cash consists of demand deposits and non-interest bearing deposits held by various commercial and custodial banks. The Company has deposits with certain financial institutions which exceed federally insured limits.
        The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of material loss.

        Derivatives and derivative instruments

        The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate and credit risks applicable to its investments. To mitigate these risks, the Company enters into interest rate and credit default swap agreements, futures contracts and equity indexed call options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed.
        To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis. As of December 31, 2013, the
        Company had no derivatives that qualify as effective hedges.

        Derivative instruments are carried at fair value, with certain changes in fair value reflected in OCI in the consolidated statements of comprehensive income (for those derivatives designated as effective
        "cash flow hedges") while other changes in derivative fair value related to non-hedge derivatives are reflected as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The Company has certain reinsurance arrangements and debt instruments containing embedded derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the
        creditworthiness of the obligor.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Under new guidelines implemented under the Dodd-Frank Wall Street Reform and
        Consumer Protection Act, the Company or its counterparties are required to post initial and variation margin collateral for certain swap derivatives entered into on or after June 10, 2013. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Accrued investment income

        Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive.

        Deferred policy acquisition costs

        Policy acquisition costs that vary with, and are primarily related to the successful acquisition of new and renewal insurance contracts are deferred to the extent that such costs are deemed recoverable from future profits. The costs result directly from and are essential to the contract transaction and would not have been incurred by the Company had the contract transaction not occurred. Such costs include commissions, policy issuance, underwriting and medical inspection fees. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 9 for further discussion of the Company's DAC.

        Deferred sales inducements

        The Company defers certain sales inducement costs. Sales inducements consist of premium bonuses and bonus interest on the Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 9 for further discussion of the Company's DSI.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through OCI as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present value of future profits of acquired businesses

        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $936, $840, $872, $847, and $817 of the existing PVFP over the next five years. Recoverability of the
        PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 9 for further discussion of the Company's PVFP.

        Retrospective adjustments of DAC, DSI, and PVFP are made periodically upon revision of current or estimates of future gross profits on interest sensitive and investment-type products to be realized from a group of policies.

        Reinsurance receivables

        Liabilities ceded to reinsurance companies and receivables related to obligations due from those reinsurers to the Company are reported as reinsurance receivables. Funds withheld liabilities and embedded derivatives associated with certain annuity coinsurance with funds withheld agreements are also reported as reinsurance receivables in the consolidated balance sheets. The Company uses reinsurance for risk mitigation on life and annuity products and, in certain cases, capital relief. The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated "A" or better by A.M. Best. The Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        Separate account assets and liabilities

        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at fair value. The underlying investment risks are assumed by the policyholders. The
        Company records the related liabilities at amounts equal to the fair value of the underlying assets. The Company reflects these assets and liabilities in separate account assets and liabilities in the consolidated balance sheets. The Company reports the fees earned for administrative and policyholder services performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policy claims and benefits payable

        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in benefits incurred in the consolidated statements of income.

        Recognition of traditional life insurance revenue and policy benefits

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Policy benefit reserves for traditional life insurance policies reported in the consolidated balance sheets of $1,293,352 and $1,174,409 at
        December 31, 2013 and 2012, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged from and 6.00% to 9.00% in 2013 and 2012.

        Recognition of revenue and policy benefits for interest sensitive life insurance products and investment contracts ("interest sensitive policies")

        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $31,227,329 and
        $28,318,326 at December 31, 2013 and 2012, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawal charges for mortality and policy administrative expenses.
        Interest crediting rates ranged primarily from 1.00% to 6.45% in 2013 and 1.00% to 6.60% in 2012. For certain contracts, these crediting rates extend for periods in excess of one year.

        Repurchase agreements

        As part of its investment strategy, the Company enters into repurchase agreements to increase the Company's investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the fair value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2013 and 2012, there were
        $2,260,749 and $2,184,795, respectively, of such agreements outstanding.
        The collateral for these agreements is reported in fixed maturities in the consolidated balance sheets.

        Income taxes

        The Company and its eligible subsidiaries file a consolidated Federal income tax return with Sammons Enterprises, Inc. ("SEI") and its other eligible subsidiaries. The policy for intercompany allocation of Federal income taxes is that the Company computes the provision for income taxes on a separate return basis as if the Company and its eligible subsidiaries were filing their own consolidated return. The Company makes payment to, or receives payment from, SFG in the amount it would have paid to, or received from, the Internal Revenue Service ("IRS") had it filed a consolidated tax return with only its own subsidiaries. The separate Company provisions and payments are computed using the tax elections made by SEI.

        See Note 20, Subsequent Events, for a discussion of the impact of SEI's
        S Corporation election subsequent to December 31, 2013.

        The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between the financial statement and tax return bases of assets and liabilities, based on enacted tax rates expected to apply to taxable income in the periods in which the deferred tax asset or liability is expected to be realized or settled. The effect of a change in tax laws or rates on deferred tax assets and liabilities is recognized in income in the period in which such change is enacted. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized.

        If applicable, the Company's liability for income taxes would include a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions. The Company recognizes tax benefits only on tax positions where it is more likely than not to prevail if reviewed by the IRS or another taxing authority.

        Comprehensive income

        Comprehensive income for the Company includes net income and OCI, which includes changes in pension liability and post-retirement liability, net unrealized investment gains (losses) on available-for-sale securities, non-credit portion of OTTI losses, and interest rate swaps accounted for as cash flow hedges (net of related adjustments to intangibles and deferred income taxes).

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently adopted authoritative guidance

        Troubled debt restructurings

        In April 2011, the FASB issued guidance on the determination of whether a mortgage loan modification is a troubled debt restructuring. Under the guidance, if a restructuring constitutes a concession and the debtor is experiencing financial difficulties, a troubled debt restructuring has occurred. The guidance requires retrospective application to any restructuring activities occurring since January 1, 2011. The Company adopted the new guidance effective January 1, 2012 and it had no impact on the consolidated financial statements.

        Fair value measurements

        In May 2011, the FASB issued guidance related to fair value measurement and disclosure, which substantially converged GAAP with International
        Financial Reporting Standards ("IFRS"). This guidance is largely consistent with existing fair value measurement principles in GAAP;
        however, disclosure requirements have been expanded. The expanded disclosures include all Level 3 fair value measurements, quantitative information about significant unobservable inputs used and a description of the valuation processes in place. The Company adopted this guidance effective January 1, 2012. The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures related to quantitative information about significant unobservable inputs used and a description of the valuation process for
        Level 3 fair value measurements.

        Comprehensive income

        Effective January 1, 2012, the Company adopted guidance issued by the
        FASB related to the presentation of comprehensive income. The guidance requires companies to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The guidance removes the presentation option allowing comprehensive income disclosures in the statement of changes in stockholder's equity, but does not change the items that must be reported in OCI. The Company has elected to present a separate statement of comprehensive income immediately following the consolidated statements of income. Other than the presentation change, the adoption of the guidance did not have any impact on the consolidated financial statements.

        Offsetting assets and liabilities

        In December 2011, the FASB issued updated guidance regarding the disclosure of offsetting assets and liabilities. This new guidance requires an entity to disclose information on both a gross basis and net basis about both instruments and transactions eligible for offset in the consolidated balance sheets and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance became effective January 1, 2013 and was applied retrospectively for all comparative periods presented. Other than the additional disclosure, the adoption of the guidance did not have any impact on the consolidated financial statements.

        See Note 6 for further discussion of the Company's offsetting assets and liabilities.

        Recently issued authoritative guidance

        Comprehensive income update

        In February 2013, the FASB issued an update to improve the reporting of reclassifications out of accumulated OCI. The update does not change the current requirements for reporting net income or OCI in financial statements. The update requires an entity to report the effect of significant reclassifications out of accumulated OCI on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For amounts not required under U.S. GAAP to be reclassified in their entirety in the same reporting period, an entity must cross-reference other disclosures required under U.S. GAAP that provide additional detail about these amounts. This guidance will be effective beginning
        January 1, 2014. The Company has assessed the impact of the guidance on the Company's consolidated financial statements and expects no material impact on the 2014 consolidated financial statements.

        Income taxes

        In July 2013, the FASB issued guidance regarding the disclosure presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists.
        The guidance states that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, when settlement in that manner is available under the tax law. This guidance will be effective beginning January 1, 2014. The Company does not expect any material impact on the 2014 consolidated financial statements.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                        December 31, 2013                  December 31, 2012
                                                ----------------------------------  --------------------------------
                                                  Carrying          Estimated          Carrying         Estimated
                                                    Value           Fair Value          Value           Fair Value
                                                ---------------  -----------------  ---------------  ---------------
Financial assets:
    Available-for-sale:
    Fixed maturities                              $ 31,918,396       $ 31,918,396     $ 30,223,820      $ 30,223,820
    Equity securities                                  458,537            458,537          375,311           375,311
    Mortgage loans                                   1,947,951          1,921,909        1,107,024         1,083,114
    Short-term investments                             153,647            153,647          605,505           605,505
    Derivative instruments                             619,286            619,286          306,972           306,972
    Other invested assets                              848,632            860,070          838,113           841,440
    Reinsurance receivables - embedded
    derivatives from reinsurance ceded                 189,416            189,416          218,905           218,905
    Separate account assets                          1,126,513          1,126,513          909,762           909,762

Financial liabilities:
    Policyholder account balances:
    Investment-type insurance contracts             18,028,406         16,684,245       15,999,482        14,577,504
    Indexed life and annuity embedded
       derivatives                                     286,801            286,801          181,550           181,550
    Repurchase agreements, other borrowings
      and collateral on derivative instruments       3,467,680          3,467,680        2,953,579         2,953,579
    Notes payable                                      142,000            142,000                -                 -
    Derivative instruments                              14,488             14,488            1,660             1,660

        Fair value measurements

        Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debt rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and options, and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which the Company obtains the information. Transfers in or out of any level are measured as of the beginning of the period.

        The Company relies on third party pricing services and independent broker quotes to value fixed maturity and equity securities. The third party pricing services use discounted cash flow models or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

        The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

        The following tables summarize the valuation of the Company's financial instruments carried at fair value in the consolidated balance sheets as of December 31, 2013 and 2012 by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1:

                                                                              December 31, 2013
                                                ------------------------------------------------------------------------
                                                 Quoted Prices
                                                   in Active        Significant
                                                  Markets for          Other           Significant
                                                   Identical         Observable        Unobservable
                                                  Instruments          Inputs             Inputs
                                                   (Level 1)         (Level 2)          (Level 3)           Total
                                                ----------------  -----------------  ----------------- -----------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                          $       -       $  2,503,463          $       -      $  2,503,463
Municipal securities                                          -          3,944,529             13,790         3,958,319
Corporate securities                                          -         12,504,818            758,726        13,263,544
Residential mortgage-backed securities                        -          3,697,868            183,210         3,881,078
Commercial mortgage-backed securities                         -          1,550,336                114         1,550,450
Asset-backed securities                                       -          3,487,183          3,064,504         6,551,687
Other debt obligations                                        -             36,324            173,531           209,855
                                                ----------------  -----------------  ----------------- -----------------
Total fixed maturities                                        -         27,724,521          4,193,875        31,918,396
Equity securities:
Financial services                                       36,225            221,691              4,171           262,087
Other                                                     2,146            114,796             79,508           196,450
                                                ----------------  -----------------  ----------------- -----------------
Total equity securities                                  38,371            336,487             83,679           458,537
Derivative instruments:
Options                                                       -            358,926                  -           358,926
Interest rate swaps, credit default swaps
and interest rate floors                                      -             18,806                  -            18,806
Futures                                                 241,554                  -                  -           241,554
                                                ----------------  -----------------  ----------------- -----------------
Total derivative instruments                            241,554            377,732                  -           619,286
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                -                  -             57,314            57,314
Indexed annuity funds withheld                                -                  -            132,102           132,102
                                                ----------------  -----------------  ----------------- -----------------
Total reinsurance receivables                                 -                  -            189,416           189,416
Separate account assets                               1,126,513                  -                  -         1,126,513

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
  life and annuity embedded derivatives                       -                  -            286,801           286,801
Derivative instruments:
Interest rate swaps and credit default swaps                  -                571                  -               571

                                                                            December 31, 2012
                                                ------------------------------------------------------------------------
                                                 Quoted Prices
                                                   in Active        Significant
                                                  Markets for          Other           Significant
                                                   Identical         Observable        Unobservable
                                                  Instruments          Inputs             Inputs
                                                   (Level 1)         (Level 2)          (Level 3)           Total
                                                ----------------  -----------------  ----------------- -----------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                          $       -       $  2,579,360          $       -      $  2,579,360
Municipal securities                                          -          4,242,884                  -         4,242,884
Corporate securities                                          -         10,969,306          1,164,919        12,134,225
Residential mortgage-backed securities                        -          3,498,236            169,626         3,667,862
Commercial mortgage-backed securities                         -          1,169,824                197         1,170,021
Asset-backed securities                                       -          3,588,673          2,658,846         6,247,519
Other debt obligations                                        -             40,121            141,828           181,949
                                                ----------------  -----------------  ----------------- -----------------
Total fixed maturities                                        -         26,088,404          4,135,416        30,223,820
Equity securities:
Financial services                                            -            191,062             14,829           205,891
Other                                                         -            109,834             59,586           169,420
                                                ----------------  -----------------  ----------------- -----------------
Total equity securities                                       -            300,896             74,415           375,311
Derivative instruments:
Options                                                       -            183,065                  -           183,065
Interest rate swaps, credit default swaps
and interest rate floors                                      -             36,620                  -            36,620
Futures                                                  87,287                  -                  -            87,287
                                                ----------------  -----------------  ----------------- -----------------
Total derivative instruments                             87,287            219,685                  -           306,972
Reinsurance receivables - embedded
derivatives from reinsurance ceded
     Indexed annuity products ceded                           -                  -             44,356            44,356
     Indexed annuity funds withheld                           -                  -            174,549           174,549
                                                ----------------  -----------------  ----------------- -----------------
Total reinsurance receivables                                 -                  -            218,905           218,905
Separate account assets                                 909,762                  -                  -           909,762

Financial liabilities (carried at fair value):
Policy account balances - indexed life
  and annuity embedded derivatives                            -                  -            181,550           181,550
Derivative instruments
Interest rate swaps and credit default swaps                  -              1,660                  -             1,660

Approximately 13% and 14% of the total fixed maturities are included in the
Level 3 group at December 31, 2013 and 2012, respectively.

The following tables summarize certain financial instruments categorized as
Level 3 by valuation methodology as of December 31, 2013 and 2012:

                                                                   December 31, 2013
                                                ------------------------------------------------------
                                                  Third-party          Priced
                                                    Source           Internally           Total
                                                ----------------  -----------------  -----------------

Fixed maturities:
Municipal securities                                        $ -           $ 13,790           $ 13,790
Corporate securities                                          -            758,726            758,726
Residential mortgage-backed securities                        -            183,210            183,210
Commercial mortgage-backed securities                         -                114                114
Asset-backed securities                                       -          3,064,504          3,064,504
Other debt obligations                                        -            173,531            173,531
                                                ----------------  -----------------  -----------------
Total fixed maturities                                        -          4,193,875          4,193,875

Equity securities:
Financial services                                            -              4,171              4,171
Other                                                         -             79,508             79,508
                                                ----------------  -----------------  -----------------
Total equity securities                                       -             83,679             83,679

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                -             57,314             57,314
Indexed annuity funds withheld                                -            132,102            132,102
                                                ----------------  -----------------  -----------------
Total reinsurance receivables                                 -            189,416            189,416

Policyholder account balances - indexed
life and annuity embedded derivatives                         -            286,801            286,801

                                                                   December 31, 2012
                                                ------------------------------------------------------
                                                  Third-party          Priced
                                                    Source           Internally           Total
                                                ----------------  -----------------  -----------------

Fixed maturities:
Corporate securities                                   $ 28,893        $ 1,136,026        $ 1,164,919
Residential mortgage-backed securities                        -            169,626            169,626
Commercial mortgage-backed securities                         -                197                197
Asset-backed securities                                       -          2,658,846          2,658,846
Other debt obligations                                        -            141,828            141,828
                                                ----------------  -----------------  -----------------
Total fixed maturities                                   28,893          4,106,523          4,135,416

Equity securities:
Financial services                                            -             14,829             14,829
Other                                                         -             59,586             59,586
                                                ----------------  -----------------  -----------------
Total equity securities                                       -             74,415             74,415

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                -             44,356             44,356
Indexed annuity funds withheld                                -            174,549            174,549
                                                ----------------  -----------------  -----------------
Total reinsurance receivables                                 -            218,905            218,905

Policyholder account balances - indexed
life and annuity embedded derivatives                         -            181,550            181,550

        Quantitative Information Regarding Internally Priced Level 3 Assets and Liabilities

        The following table summarizes significant internally priced Level 3 Assets and Liabilities:

                                                                               December 31, 2013
                                       ---------------------------------------------------------------------------------------------

                                         Fair Value       Valuation Techniques       Unobservable Input     Range (Weighted Average)
                                       ---------------- -------------------------- -----------------------  ------------------------

Financial assets:
Fixed maturities:
    Asset backed securities                $ 3,064,504  Discounted cash flow       Spread over swaps        2.10% - 2.98% (2.24%)
                                                                                   Spread over LIBOR        1.84% - 15.12% (3.46%)
                                                                                   Discount Rate            2.7% - 5.32% (3.91%)
                                                                                   Vendor spread pricing    2.8% - 4.14% (3.05%)

                                                        Recent trade               Recent trade price       100 - 100 (100)

                                                        Cap at call or
                                                        maturity price             Call or maturity value   99.72 - 99.72 (99.72)

    Corporate securities                       758,726  Discounted cash flow       Discount rate            3.27% - 22.75% (5.14%)
                                                                                   Vendor spread pricing    3.30% - 4.95% (3.73%)
                                                                                   Spread over swaps        2.38% - 2.38% (2.38%)
                                                                                   Spread over LIBOR        6.50% - 6.50% (6.50%)

                                                        Matrix model               EBITDA multiple          3.50 - 11.60 (7.40)
                                                                                   Spread over treasury     2.60% - 2.60% (2.60%)

                                                        Recent trade               Recent trade price       59 - 100 (95.98)

                                                        Credit tenant loan model   Spread over treasury     2.60% - 2.60% (2.60%)

    Reinsurance receivables- embedded
    derivatives from reinsurance ceded:
    Indexed annuity funds withheld             132,102  Total return swap          Mortality                1% - 8% (3%)
                                                                                   Surrender                2% - 14% (7%)
                                                                                   Withdrawal               0% - 4% (2%)
                                                                                   Credited rate            2% - 3% (3%)
                                                                                   Own credit               1.59%

    Indexed annuity products ceded              57,314  Discounted cash flow       Lapse                    50%
                                                                                   Withdrawal               20%
                                                                                   Credit risk              1.59%

Financial liabilities:
  Policyholder account balances
    Indexed life and annuity embedded
    derivatives                                286,801  Discounted cash flow       Mortality                0% - 20% (1%)
                                                                                   Lapse                    20% - 50% (49%)
                                                                                   Withdrawal               0% - 20% (19%)
                                                                                   Credit risk              1.59% - 1.72% (1.60%)

                                                                           December 31, 2012
                                       ---------------------------------------------------------------------------------------------

                                         Fair Value       Valuation Techniques       Unobservable Input     Range (Weighted Average)
                                       ---------------- -------------------------- -----------------------  ------------------------

Financial assets:
Fixed maturities:
    Corporate securities                   $ 1,136,026  Discounted cash flow       Vendor spread pricing    1.87% - 13.36% (3.65%)
                                                                                   Discount rate            3.98% - 99.25% (9.66%)
                                                                                   Spread over swaps        2.65% - 2.65% (2.65%)

                                                        Matrix model               Spread over treasury     1.55% - 3.25% (2.68%)

                                                        Recent trade               Recent trade price       .93% - 1.10% (1.01%)

                                                        Illiquidity                Illiquidity factor       5.00%

                                                        Credit tenant loan model   Spread over treasury     2.60% - 2.60% (2.60%)

    Asset backed securities                  2,658,846  Discounted cash flow       Spread over swaps        2.30% - 3.80% (2.46%)
                                                                                   Spread over LIBOR        2.30% - 15.10% (2.63%)
                                                                                   Vendor spread pricing    2.72% - 25.63% (10.47%)

                                                        Recent trade               Recent trade price       1.00%

                                                        Cap at call or
                                                        maturity price             Call or maturity value   1.00%

    Reinsurance receivables- embedded
    derivatives from reinsurance ceded:
    Indexed annuity funds withheld             174,549  Total return swap          Mortality                1% - 7% (2%)
                                                                                   Surrender                3% - 21% (9%)
                                                                                   Withdrawal               0% - 3% (2%)
                                                                                   Credited rate            3% - 4% (3%)
                                                                                   Own credit               2.09%

    Indexed annuity products ceded              44,356  Discounted cash flow       Lapse                    20%
                                                                                   Withdrawal               20%
                                                                                   Credit risk              2.09%

Financial liabilities:
Policyholder account balances
    Indexed life and annuity embedded
    derivatives                                181,550  Discounted cash flow       Mortality                0% - 20% (1%)
                                                                                   Lapse                    20% - 50% (20%)
                                                                                   Withdrawal               0% - 20% (19%)
                                                                                   Credit risk              2.09% - 2.33% (2.10%)

        The tables above exclude certain securities for which the fair value was based on non-binding broker quotes where the Company could not reasonably obtain the quantitative unobservable inputs.

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2013 and 2012 are as follows:

                                                          December 31, 2013
                            -----------------------------------------------------------------------------
                                            Realized and Unrealized
                                                 Gains (Losses)
                                          -----------------------------
                             Beginning     Included in    Included in
                              Balance       Net Income        OCI           Purchases         Sales
                            ------------- --------------- -------------  ----------------  -------------

Financial assets
(carried at fair value):
Fixed maturities:
Municipal securities             $     -        $      -       $     -         $       -        $     -
Corporate securities           1,164,919          12,330       (37,912)          482,546       (256,755)
Residential mortgage-
backed securities                169,626            (219)       (2,922)            9,050        (32,941)
Commercial mortgage-
backed securities                    197             (27)          (56)                -              -
Asset-backed securities        2,658,846           1,047        (7,198)          553,681       (180,440)
Other debt obligations           141,828             101        (6,329)           46,385         (8,454)
                            ------------- --------------- -------------  ----------------  -------------
Total fixed maturities         4,135,416          13,232       (54,417)        1,091,662       (478,590)

Equity securities:
Financial services                14,829           2,773          (962)               31        (12,500)
Other                             59,586           8,215        20,756             7,000        (16,049)
                            ------------- --------------- -------------  ----------------  -------------
Total equity securities           74,415          10,988        19,794             7,031        (28,549)

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                    44,356          12,222             -                 -              -
Indexed annuity funds
withheld                         174,549          56,961             -                 -              -
                            ------------- --------------- -------------  ----------------  -------------
Total reinsurance
receivables                      218,905          69,183             -                 -              -

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)         181,550         (84,587)            -                 -              -

                                                December 31, 2013
                            ------------------------------------------------------------

                                                          Transfers in

                                                          and/or out of      Ending
                              Issuances    Settlements    Level 3 (A)       Balance
                             ------------- ------------- --------------  ---------------

Financial assets
(carried at fair value):
Fixed maturities:
Municipal securities              $     -       $     -      $  13,790       $   13,790
Corporate securities                    -             -       (606,402)         758,726
Residential mortgage-
backed securities                       -             -         40,616          183,210
Commercial mortgage-
backed securities                       -             -              -              114
Asset-backed securities                 -             -         38,568        3,064,504
Other debt obligations                  -             -              -          173,531
                             ------------- ------------- --------------  ---------------
Total fixed maturities                  -             -       (513,428)       4,193,875

Equity securities:
Financial services                      -             -              -            4,171
Other                                   -             -              -           79,508
                             ------------- ------------- --------------  ---------------
Total equity securities                 -             -              -           83,679

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                          -           736              -           57,314
Indexed annuity funds
withheld                                -       (99,408)             -          132,102
                             ------------- ------------- --------------  ---------------
Total reinsurance
receivables                             -       (98,672)             -          189,416

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)          (24,121)        3,457              -          286,801

                                                          December 31, 2012
                            -----------------------------------------------------------------------------
                                            Realized and Unrealized
                                                 Gains (Losses)
                                          -----------------------------
                             Beginning     Included in    Included in
                              Balance       Net Income        OCI           Purchases         Sales
                            ------------- --------------- -------------  ----------------  -------------

Financial assets
(carried at fair value):
Fixed maturities:
Municipal securities             $   488        $      -       $     -         $       -        $     -
Corporate securities             888,707          (2,085)       53,178           458,888       (206,662)
Residential mortgage-
backed securities                167,667         (10,371)       21,284            22,845        (31,799)
Commercial mortgage-
backed securities                     94               9             -                 -           (103)
Asset-backed securities        2,524,842          (1,289)       21,526           247,515        (84,953)
Other debt obligations           144,245             256        (2,593)            5,463         (5,542)
                            ------------- --------------- -------------  ----------------  -------------
Total fixed maturities         3,726,043         (13,480)       93,395           734,711       (329,059)

Equity securities:
Financial services                11,444               -         1,090             2,295              -
Other                             55,140               -         4,446                 -              -
                            ------------- --------------- -------------  ----------------  -------------
Total equity securities           66,584               -         5,536             2,295              -

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                   (15,850)         51,717             -                 -              -
Indexed annuity funds
withheld                         144,330          28,894             -                 -              -
                            ------------- --------------- -------------  ----------------  -------------
Total reinsurance
receivables                      128,480          80,611             -                 -              -

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)         (35,142)       (194,576)            -                 -              -

                                                 December 31, 2012
                            ------------------------------------------------------------

                                                          Transfers in

                                                          and/or out of      Ending
                              Issuances    Settlements    Level 3 (A)       Balance
                             ------------- ------------- --------------  ---------------

Financial assets
(carried at fair value):
Fixed maturities:
Municipal securities              $     -       $     -       $   (488)        $      -
Corporate securities                    -             -        (27,107)       1,164,919
Residential mortgage-
backed securities                       -             -              -          169,626
Commercial mortgage-
backed securities                       -             -            197              197
Asset-backed securities                 -             -        (48,795)       2,658,846
Other debt obligations                  -             -             (1)         141,828
                             ------------- ------------- --------------  ---------------
Total fixed maturities                  -             -        (76,194)       4,135,416

Equity securities:
Financial services                      -             -              -           14,829
Other                                   -             -              -           59,586
                             ------------- ------------- --------------  ---------------
Total equity securities                 -             -              -           74,415

Reinsurance receivables -
embedded derivatives
from reinsurance ceded:
Indexed annuity
products ceded                      1,911         6,578              -           44,356
Indexed annuity funds
withheld                           (6,389)        7,714              -          174,549
                             ------------- ------------- --------------  ---------------
Total reinsurance
receivables                        (4,478)       14,292              -          218,905

Financial liabilities
(carried at fair value):
Policy account balances -
indexed life and annuity
embedded derivatives (B)          (13,265)       (8,851)             -          181,550

        (A)     Included in the transfers in and/or out line above is $667,937 of securities priced using unobservable data at December 31,
                2012 that were valued by a pricing service using observable market data at December 31, 2013, and $154,506 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2013.

        (B)     Excludes host accretion and the timing of crediting index
                credits to policy holder, which are included in interest
                credited to policyholder account balances in the consolidated statements of income.

        The total gains (losses) included in earnings related to financial instruments categorized at Level 3 still held at December 31, 2013, 2012 and 2011 are as follows:

                                                        2013           2012           2011
                                                    -------------  -------------  -------------
Financial assets (carried at fair value):
Fixed maturities:
Corporate securities                                     $   114      $  (3,443)     $  (2,311)
Residential mortgage-backed securities                        (6)        (7,482)        (2,376)
Commercial mortgage-backed securities                        (27)             -              -
Asset-backed securities                                        -             (1)             -
Other debt obligations                                       101             93            115
                                                    -------------  -------------  -------------
Total fixed maturities                                       182        (10,833)        (4,572)
                                                    -------------  -------------  -------------

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Index annuity products ceded                              12,222         51,717          1,468
Index annuity funds withheld                              56,961         28,894        103,694
                                                    -------------  -------------  -------------
Total reinsurance receivables                             69,183         80,611        105,162

Financial liabilities (carried at fair value):
Policy account balances - indexed life and
annuity embedded derivatives                             (84,587)      (194,576)        15,453

        The following table shows the investments which are included in other invested assets (primarily limited partnerships) in the consolidated balance sheets:

                                           31-Dec-13                  December 31, 2012
                                -------------------------------  ------------------------------
                                    Fair          Unfunded           Fair         Unfunded
                                   Value         Commitments        Value        Commitments
                                -------------  ----------------  ------------- ----------------

Fixed income                       $ 726,082          $ 47,672      $ 674,629         $ 37,002
Private equity                        67,287            15,026         92,430            9,520
Real estate                           26,262             1,818         39,314           28,157
Other                                 40,439                 -         35,067                -
                                -------------  ----------------  ------------- ----------------

                                   $ 860,070          $ 64,516      $ 841,440         $ 74,679
                                =============  ================  ============= ================

        Limited partnership interests are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

4.      INVESTMENTS AND NET INVESTMENT INCOME

        Available-for-sale securities

        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2013 and 2012 are as follows:

                                                                      December 31, 2013
                                          --------------------------------------------------------------------
                                                                 Gross           Gross          Estimated
                                             Amortized        Unrealized       Unrealized          Fair
                                               Cost              Gains           Losses           Value
                                          ----------------  ----------------  -------------  -----------------
Fixed maturities:
   U.S. government and agencies              $  2,539,185        $   85,650      $ 121,372       $  2,503,463
   Municipal securities                         3,706,862           284,526         33,069          3,958,319
   Corporate securities                        12,813,054           710,892        260,402         13,263,544
   Residential mortgage-backed
   securities                                   3,750,060           241,896        110,878          3,881,078
   Commercial mortgage-backed
   securities                                   1,582,941            41,005         73,496          1,550,450
   Asset-backed securities                      6,429,925           190,015         68,253          6,551,687
   Other debt obligations                         203,423             8,114          1,682            209,855
                                          ----------------  ----------------  -------------  -----------------
   Total fixed maturities                      31,025,450         1,562,098        669,152         31,918,396

Equity securities:
   Financial services                             259,859            10,060          7,832            262,087
   Other                                          113,886            82,823            259            196,450
                                          ----------------  ----------------  -------------  -----------------
   Total equity securities                        373,745            92,883          8,091            458,537
                                          ----------------  ----------------  -------------  -----------------

   Total available-for-sale                  $ 31,399,195       $ 1,654,981      $ 677,243       $ 32,376,933
                                          ================  ================  =============  =================

                                                                   December 31, 2012
                                          --------------------------------------------------------------------
                                                                 Gross           Gross          Estimated
                                             Amortized        Unrealized       Unrealized          Fair
                                               Cost              Gains           Losses           Value
                                          ----------------  ----------------  -------------  -----------------
Fixed maturities:
   U.S. government and agencies              $  2,295,820        $  283,999       $    459       $  2,579,360
   Municipal securities                         3,627,852           618,106          3,074          4,242,884
   Corporate securities                        11,050,132         1,183,988         99,895         12,134,225
   Residential mortgage-backed
   securities                                   3,227,774           460,343         20,255          3,667,862
   Commercial mortgage-backed
   securities                                   1,106,965            77,426         14,370          1,170,021
   Asset-backed securities                      6,085,542           218,191         56,214          6,247,519
   Other debt securities                          168,543            14,067            661            181,949
                                          ----------------  ----------------  -------------  -----------------
           Total fixed maturities              27,562,628         2,856,120        194,928         30,223,820

Equity securities:
   Financial services                             211,479             8,466         14,054            205,891
   Other                                          109,074            60,805            459            169,420
                                          ----------------  ----------------  -------------  -----------------
            Total equity securities               320,553            69,271         14,513            375,311
                                          ----------------  ----------------  -------------  -----------------

   Total available-for-sale                  $ 27,883,181       $ 2,925,391      $ 209,441       $ 30,599,131
                                          ================  ================  =============  =================

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2013 and 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                                        2013                                  2012
                                                 -----------------------------------  ------------------------------------
                                                    Amortized         Estimated          Amortized          Estimated
                                                      Cost            Fair Value            Cost           Fair Value
                                                 ----------------  -----------------  ----------------- ------------------

Due in one year or less                              $   109,176        $   110,722        $   106,623        $   108,761
Due after one year through five years                  2,080,557          2,246,438          2,053,367          2,217,143
Due after five years through ten years                 6,625,769          6,908,715          5,526,589          6,184,287
Due after ten years                                   11,756,036         11,987,390         10,192,264         11,378,089
Securities not due at a single maturity date
  (primarily mortgage-backed securities)              10,453,912         10,665,131          9,683,785         10,335,540
                                                 ----------------  -----------------  ----------------- ------------------

Total fixed maturities                              $ 31,025,450       $ 31,918,396      $  27,562,628      $  30,223,820
                                                 ================  =================  ================= ==================

        Gross unrealized losses

        The Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                      December 31, 2013
                              -------------------------------------------------------------------------------------------------
                                   Less than 12 months               12 months or more                      Total
                              -------------------------------  -------------------------------  -------------------------------
                                                   Gross                            Gross                            Gross
                                   Fair          Unrealized         Fair         Unrealized          Fair         Unrealized
                                   Value           Losses          Value           Losses           Value           Losses
                              ----------------  -------------  ---------------  --------------  ---------------  --------------
Fixed maturities:
U.S. government and
agencies                          $ 1,406,137      $ 117,690       $   14,089       $   3,682      $ 1,420,226       $ 121,372
Municipal securities                  566,845         28,608           54,063           4,461          620,908          33,069
Corporate securities                3,265,043        141,460          955,273         118,942        4,220,316         260,402
Residential mortgage-
backed securities                   1,117,654        101,212           89,253           9,666        1,206,907         110,878
Commercial mortgage-
backed securities                     631,591         55,503          241,987          17,993          873,578          73,496
Asset-backed securities               889,546         11,683        1,212,458          56,570        2,102,004          68,253
Other debt securities                  21,410            955           28,938             727           50,348           1,682
                              ----------------  -------------  ---------------  --------------  ---------------  --------------
Total fixed maturities              7,898,226        457,111        2,596,061         212,041       10,494,287         669,152

Equity securities:
Financial services                     85,256          4,804           15,845           3,028          101,101           7,832
Other                                   1,296             50              383             209            1,679             259
                              ----------------  -------------  ---------------  --------------  ---------------  --------------
Total equity securities                86,552          4,854           16,228           3,237          102,780           8,091
                              ----------------  -------------  ---------------  --------------  ---------------  --------------

Total available-for-sale          $ 7,984,778      $ 461,965      $ 2,612,289       $ 215,278     $ 10,597,067       $ 677,243
                              ================  =============  ===============  ==============  ===============  ==============

                                                                     December 31, 2012
                              -------------------------------------------------------------------------------------------------
                                   Less than 12 months               12 months or more                      Total
                              -------------------------------  -------------------------------  -------------------------------
                                                   Gross                            Gross                            Gross
                                   Fair          Unrealized         Fair         Unrealized          Fair         Unrealized
                                   Value           Losses          Value           Losses           Value           Losses
                              ----------------  -------------  ---------------  --------------  ---------------  --------------
Fixed maturities:
U.S. government and
agencies                           $   16,827        $   459         $      -         $     -       $   16,827        $    459
Municipal securities                   58,513          1,498           35,283           1,576           93,796           3,074
Corporate securities                  397,109          9,910        1,035,212          89,985        1,432,321          99,895
Residential mortgage-
backed securities                      60,588            977          156,368          19,278          216,956          20,255
Commercial mortgage-
backed securities                     164,416            329          128,306          14,041          292,722          14,370
Asset-backed securities               425,985          7,652        1,110,846          48,562        1,536,831          56,214
Other debt securities                   5,767              7           26,786             654           32,553             661
                              ----------------  -------------  ---------------  --------------  ---------------  --------------
Total fixed maturities              1,129,205         20,832        2,492,801         174,096        3,622,006         194,928

Equity securities:
Financial services                          -              -           43,705          14,054           43,705          14,054
Other                                   2,393            238              370             221            2,763             459
                              ----------------  -------------  ---------------  --------------  ---------------  --------------
Total equity securities                 2,393            238           44,075          14,275           46,468          14,513
                              ----------------  -------------  ---------------  --------------  ---------------  --------------

Total available-for-sale          $ 1,131,598       $ 21,070      $ 2,536,876       $ 188,371      $ 3,668,474       $ 209,441
                              ================  =============  ===============  ==============  ===============  ==============

        At December 31, 2013, the Company held 7,266 positions in fixed income and equity securities. The above table includes 872 securities of 551 issuers as of December 31, 2013. At December 31, 2013, 95% of the
        unrealized losses on fixed maturities were securities rated investment grade. Investment grade securities are defined as those securities rated
        AAA through BBB - by Standard & Poor's. At December 31, 2013, 5% of the
        unrealized losses on fixed maturities were on securities rated below investment grade. Equity securities in the above table consist primarily of non-redeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At
        December 31, 2013, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 94% of amortized cost.

        The following summarizes the unrealized losses by investment category as of December 31, 2013.

        U.S. Government and agencies

        The U. S. government and agencies represent 18% of the unrealized losses at December 31, 2013. The unrealized losses are applicable to securities with yields lower than the market yield available on similar securities at December 31, 2013. The table above indicates a substantial majority of the unrealized losses are less than twelve months old. These unrealized losses are due to the rise in market interest rates during the latter part of 2013. At this time the Company believes these impairments are temporary and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost.

        Municipal securities

        The municipal category, which represents 5% of the unrealized losses at
        December 31, 2013, includes bonds issued by state and local governments and school district tax credit bonds. The unrealized losses in this category are primarily the result of concerns regarding possible defaults by state and local governments, including the Commonwealth of
        Puerto Rico. The Company does not believe there will be significant defaults in this sector in the short or long-term. In addition, the increase in unrealized losses since December 31, 2012 is due in part to the rise in market interest rates during the latter part of 2013. The
        Company believes it will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, therefore impairment losses have not been recognized in this sector.

        Corporate securities

        Corporate Securities represent the largest category of unrealized losses at December 31, 2013 representing 38% of unrealized losses. The unrealized losses in this category that have been in an unrealized loss position for twelve months or more are primarily in the financial services and military housing sectors. The financial services sector unrealized losses are in the commercial banking sector, including foreign banks and large U.S. national and regional banks. The Company recognized corporate securities impairment losses of $14,124 and $8,560 for the years ended December 31, 2013 and 2012, respectively. These losses were principally related to issuers in the financial services sector. The Company has reviewed the other unrealized losses in the corporate securities sector and believes the impairments are temporary and the company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost.

        Residential mortgage-backed securities ("RMBS")

        The unrealized losses on RMBS, which represents 16% of unrealized losses at December 31, 2013, are concentrated in the non-agency sector. A substantial majority of the unrealized losses in this category are less than twelve months old and are primarily attributable to the increase in market interest rates in this sector during the latter part of 2013. The
        Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an
        OTTI is recognized. In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an OTTI is not recognized. The Company recognized impairment losses on RMBS of $0 and
        $6,899 during the years ended December 31, 2013 and 2012, respectively.

        Commercial mortgage-backed securities ("CMBS")

        The unrealized losses on CMBS, which represent 11% of unrealized losses at December 31, 2013, are primarily attributable to illiquidity applicable to certain securities in that sector and concerns regarding the potential for future commercial mortgage defaults. The unrealized losses on these securities have materialized or increased during 2013 due to the increase in market interest rates applicable to this sector during the latter part of 2013. The Company has reviewed payment performance, delinquency rates, and credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings. There were no OTTI in CMBS recognized in 2013 or 2012. The
        Company has performed cash flow projection analyses on all of its CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Asset-backed securities ("ABS")

        The unrealized losses in ABS, which represent 10% of unrealized losses at December 31, 2013, are primarily related to collateralized debt obligations backed by various consumer and commercial finance loans.
        This category also includes structured notes backed by diversified investment portfolios. The unrealized losses are primarily due to wide credit spreads in this sector, particularly related to private placement
        ABS. A majority of the unrealized losses in this sector are greater than twelve months old. The Company stress tests the projected cash flows of its ABS and recognizes OTTI in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. This category also includes fixed income securities containing embedded derivatives. The Company did not recognize OTTI on
        ABS during 2013 or 2012. In those situations where it appears the
        Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Other debt obligations

        This category primarily consists of credit tenant loans. The unrealized losses in this category are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The unrealized losses on these securities have increased slightly as of December 31, 2013 compared to the unrealized losses at
        December 31, 2012 due to the increase in market interest rates during the latter part of 2013. The Company monitors the creditworthiness of the obligors and recognizes OTTI in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Equity securities

        This category, which represents 1% of unrealized losses at December 31,
        2013, primarily consists of non-redeemable preferred stocks in the banking sector. The unrealized losses are concentrated in non-redeemable preferred stocks with variable dividend rates benchmarked to LIBOR. The low yield applicable to the dividends based on LIBOR and wide credit spreads applied to these securities is contributing to these unrealized losses. The Company monitors the credit ratings and length of time the securities have been in an unrealized loss position as part of its review for impairment. During 2013, the Company recognized credit related impairment losses of $7,008 applicable to equity securities.
        There were no impairment losses on equity securities recognized in 2012.

        Other-than-temporary impairments

        As a result of the Company's review of OTTI of investment securities, the Company recorded net impairment losses recognized in earnings during
        2013, 2012 and 2011, as summarized in the following table:

                                                                    2013            2012            2011
                                                                --------------  --------------  --------------

Corporate securities                                                $  14,124       $   8,560       $   2,343
Residential mortgage-backed securities                                      -           6,899           4,787
Preferred stock                                                         7,008               -               -
Commercial mortgage loans                                                   -               -             397
                                                                --------------  --------------  --------------
Net impairment loss recognized in earnings                           $ 21,132       $  15,459       $   7,527
                                                                ==============  ==============  ==============

        The following is a roll-forward of credit losses for the years ended
        December 31, 2013 and 2012 on fixed maturities held by the Company for which a non-credit portion of the OTTI impairment was recognized in OCI:

                                                                    2013            2012
                                                                --------------  --------------

Balance, January 1                                                   $ 22,221       $  19,712

Additions for newly impaired securities                                     -           2,407
Additions for previously impaired securities                            1,855             356
Reductions for impaired securities sold                                (8,791)           (254)
Reductions for securities no longer with OTTI OCI loss                (10,934)              -
                                                                --------------  --------------
Balance, December 31                                                  $ 4,351       $  22,221
                                                                ==============  ==============

        The amounts of non-credit related OTTI losses recorded on fixed maturities that remain in accumulated OCI at December 31, 2013 and 2012 are summarized as follows:

                                                                    2013            2012
                                                                --------------  --------------

Corporate securities                                                      $ -       $  28,407
Residential mortgage-backed securities                                    272           2,684
Asset-backed securities                                                     -               3
                                                                ------------------------------
Total OTTI losses in accumulated OCI                                    $ 272       $  31,094
                                                                ==============  ==============

        Net investment income and investment gains (losses)

        The major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                  2013            2012            2011
                                              --------------  --------------  --------------

Gross investment income
    Fixed maturities                            $ 1,306,237     $ 1,234,265     $ 1,192,940
    Equity securities                                20,138          18,324          24,836
    Mortgage loans                                   72,743          37,334          17,354
    Policy loans                                     23,872          23,665          23,456
    Short-term investments                           12,088           3,659           2,140
    Derivative instruments                          172,407         (29,554)         76,324
    Other invested assets                            79,377         108,045          95,857
                                              --------------  --------------  --------------
            Total gross investment income         1,686,862       1,395,738       1,432,907
Less: Investment expenses                            41,086          35,342          30,395
                                              --------------  --------------  --------------
            Net investment income               $ 1,645,776     $ 1,360,396     $ 1,402,512
                                              ==============  ==============  ==============

        Investment expenses primarily consist of investment advisor fees, interest expense on repurchase agreements, interest on FHLB advances and interest related to derivative collateral liabilities.

        The major categories of realized investment gains and (losses) reflected in the consolidated statements of income are summarized as follows:

                                                 2013            2012            2011
                                             --------------  --------------  --------------

Fixed maturities                                $  133,865       $  45,830       $  (3,423)
Equity securities                                   (1,139)          9,341          (1,892)
Mortgage loans                                       1,737          (2,442)         (2,891)
Real estate                                           (250)              -               -
Short-term                                             (33)         (1,292)              -
                                             --------------  --------------  --------------

        Net realized investment gains           $  134,180       $  51,437       $  (8,206)
                                             ==============  ==============  ==============

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded to reinsurer and excluding OTTI losses, maturities, calls, exchanges and prepayments) during 2013, 2012 and 2011 were as follows:

                                      2013                         2012                           2011
                           ---------------------------  ----------------------------  ----------------------------
                              Fixed         Equity         Fixed          Equity         Fixed          Equity
                            Maturities    Securities     Maturities     Securities     Maturities     Securities
                           -------------  ------------  -------------  -------------  -------------  -------------

Proceeds from sales         $ 1,860,869      $  7,359    $ 1,857,145      $  21,205    $ 2,464,048      $ 104,955
Gross realized gains            104,501             -         73,406          1,155         97,286          6,933
Gross realized losses            (9,927)         (312)       (33,961)          (891)      (116,364)       (11,713)

        Mortgage Loans

        The carrying value and related allowance of the mortgage loan portfolio is as follows:

                                                2013           2012
                                            -------------  -------------

Principle outstanding                        $ 1,948,620    $ 1,110,077
Loan loss allowance                                 (669)        (3,053)
                                            -------------  -------------

Carry Value                                  $ 1,947,951    $ 1,107,024
                                            =============  =============

        The following table includes a breakdown of the Company's mortgage loans by property type as of December 31:

                                      2013                            2012
                                 Carrying Value     Percent      Carrying Value   Percent
                                 ---------------  ------------   ---------------  ---------

       Office                         $ 708,088           38%           337,515        30%
       Retail                           567,055           29%           343,306        31%
       Multi-family                     350,921           18%           219,305        20%
       Hotel                            140,350            7%           117,592        11%
       Medical                           65,580            3%            25,707         2%
       Other                             61,652            3%            23,165         2%
       Industrial                        28,510            1%            16,894         2%
       Residential                       26,464            1%            26,593         2%
                                 ---------------  ------------   ---------------  ---------
                                    $ 1,948,620          100%       $ 1,110,077       100%
                                 ===============  ============   ===============  =========

        Mortgage loans by geographic locations are as follows as of December 31:

                                      2013                            2012
                                 Carrying Value     Percent      Carrying Value   Percent
                                 ---------------  ------------   ---------------  ---------

       South Atlantic                 $ 643,867           32%           329,091        30%
       Pacific                          498,898           26%           348,254        31%
       Middle Atlantic                  287,708           15%           145,956        13%
       East North Central               198,884           10%            86,839         8%
       Mountain                         170,510            9%            96,159         9%
       West South Central                65,896            3%            47,883         4%
       East South Central                51,572            3%            23,123         2%
       West North Central                31,013            2%            32,294         3%
       New England                          272            0%               478         0%
                                 ---------------  ------------   ---------------  ---------
                                    $ 1,948,620          100%       $ 1,110,077       100%
                                 ===============  ============   ===============  =========

        The Company's mortgage loans by origination year are as follows as of December 31, 2013:

                                      2013
                                 Carrying Value     Percent
                                 ---------------  ------------

       2013                           $ 865,291           45%
       2012                             690,383           35%
       2011                             296,769           15%
       2010                              55,504            3%
       2009 and prior                    40,673            2%
                                 ---------------  ------------
            Total                   $ 1,948,620          100%
                                 ===============  ============

        The Company has outstanding commitments on mortgage loans of $8,193 at
        December 31, 2013.

        Any loan delinquent on contractual payments is considered
        non-performing. At December 31, 2013, there were no non-performing loans over 90 days past due on contractual payments. At December 31, 2012 there was one non-performing loan over 90 days past due on contractual payments with a carrying value of $1,823.

        Information regarding the Company's credit quality indicators for its recorded investment in mortgage loans, gross of valuation allowances, as of December 31, 2013 and December 31, 2012 is as follows:

                                            December 31, 2013              December 31, 2012
                                      -----------------------------  -------------------------------
                                          Carrying                       Carrying
                                           Value         % of Total        Value         % of Total
                                      -----------------  ----------  ------------------  -----------
Internal credit risk grade:
High quality                               $ 1,830,682         95%         $ 1,056,707          96%
Medium quality                                  64,139          3%              20,845           2%
Low quality                                     25,001          1%                 743           0%
Watch list                                       2,334          0%               3,366           0%
Residential - unrated                           26,464          1%              26,593           2%
In or near default                                   -          0%               1,823           0%
                                      -----------------  ----------  ------------------  -----------

Total mortgage loans                       $ 1,948,620        100%         $ 1,110,077         100%
                                      =================  ==========  ==================  ===========

        The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. The Company maintains an allowance for mortgage loan losses.
        The allowance is determined through an analysis of specific loans that are believed to have a higher risk of credit impairment. The rollforward of the allowance for the years ended December 31, 2013 and 2012 is as follows:

                                                       2013            2012
                                                 --------------  --------------

Balance at beginning of period                         $ 3,053         $ 2,000
Allowances established                                       -           2,460
Provision released                                      (1,745)              -
Charge offs                                               (639)         (1,407)
                                                 --------------  --------------
Balance at end of period                                 $ 669         $ 3,053
                                                 ==============  ==============

        Charge offs include the amount of loss resulting from writing specific mortgage loans to fair value and loans which were satisfied by taking ownership of the real estate. When the real estate is taken it is recorded at its fair value and the mortgage loan is recorded as fully paid. Provision released is applicable to loans determined to no longer require an allowance.

        During the years ended December 31, 2013 and 2012, two and six mortgages, respectively, were written down to fair value. The amount of allowance charge offs related to these write downs was $639 and $1,407 during the years ended December 31, 2013 and 2012, respectively. During the year ended December 31, 2013 two of the loans written down to fair value were subsequently sold for a gain of $399. The Company did not restructure any mortgage loans during the years ended 2013 and 2012.

        The Company did take ownership of one piece of real estate in 2013 to satisfy a mortgage loan. During 2012, no mortgages were satisfied by taking ownership of the real estate. Real estate is a component of other invested assets in the consolidated balance sheets.

        The following table summarizes the activity in real estate owned which was obtained in satisfaction of mortgage loans on real estate:

                                                     2013            2012
                                                 --------------  --------------

Real estate owned at beginning of period               $ 8,272         $ 7,777
Real estate acquired in satisfaction of
mortgage loans                                           1,250               -
Property improvements                                       46             495
Sales                                                   (1,177)              -
Loss on sale of real estate                               (250)              -
                                                 --------------  --------------
Real estate owned at end of period                     $ 8,141         $ 8,272
                                                 ==============  ==============

        Credit risk concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agency or Authority, the Company had the following investments that exceeded 10% of the Company's stockholder's equity at December 31, 2013:

Guggenheim Partners Opportunistic
Investment Grade Securities Fund, LLC     $ 504,604

        Other

        Federal Home Loan Bank of Des Moines

        Midland National is a member of FHLB Des Moines. In order to maintain its membership and borrow funds, the Company was required to purchase
        FHLB equity securities that total $47,195 and $38,919 as of December 31,
        2013 and 2012, respectively. These securities are included in equity securities and are carried at cost, which approximates fair value.
        Resale of these securities is restricted only to FHLB. As a member of
        FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2013 and 2012, the Company had outstanding advances of $929,870 and $649,870, respectively from FHLB (see Note 8).

        Deposits with regulatory authorities

       At December 31, 2013 and 2012, securities with reported values of $3,519 and $3,729, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,298 and $3,351, respectively.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following table presents the notional amounts and fair value of derivatives and derivative instruments:

                                                December 31, 2013                 December 31, 2012
                                          ------------------------------    ------------------------------
                                           Notional Amount      Fair         Notional Amount      Fair
                                                               Value                             Value
                                          -----------------  -----------    ----------------  ------------
Assets:

Derivative instruments:
  Interest rate swaps (1)                        $ 255,390      $ 7,199           $ 261,660      $ 18,557
  Credit default swaps - pay (1)                    56,000          234              15,000            43
  Interest rate floors (1)                         113,000       11,373             113,000        16,880
  Futures (1)                                    1,807,451      241,554             820,591        87,287
  Call options (1)                               4,413,365      358,926           4,528,154       183,065
  Interest rate swaps - effective
   cash flow (2)                                         -            -              23,810         1,140
                                                             -----------                      ------------

                                                              $ 619,286                         $ 306,972
                                                             ===========                      ============
Reinsurance receivables - embedded
  derivatives from reinsurance ceded:
   Indexed annuity products ceded (1)           N/A            $ 57,314           N/A            $ 44,356
   Indexed annuity funds withheld (1)           N/A             132,102           N/A             174,549
                                                             -----------                      ------------

                                                              $ 189,416                         $ 218,905
                                                             ===========                      ============
Fixed maturities - asset-backed securities:
  Hybrid instruments (1)                                      $ 580,623                         $ 583,649
                                                             ===========                      ============

Liabilities:
Investment-type insurance contracts -
  embedded derivatives:
   Indexed life and annuity products (1)                      $ 286,801                         $ 181,550
                                                             ===========                      ============
Derivative instruments:
  Interest rate swaps (1)                         $ 42,900        $ 571             $ 2,376          $ 50
  Credit default swaps - receive (1)                     -            -              15,650           345
  Credit default swaps - pay (1)                         -            -              41,000         1,265
  Interest rate swaps - effective
   fair value (2)                                  675,270       13,917                   -             -
                                                             -----------                      ------------

                                                               $ 14,488                           $ 1,660
                                                             ===========                      ============

(1) Not designated as hedging instruments

(2) Designated as hedging instruments

        The notional values above approximate the level of activity throughout
        2013 and 2012.

        Cash flow hedges

        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company had interest rate swaps that effectively converted the variable cash flows on specific fixed maturity securities to fixed over the life of the swaps. The last such interest rate swap was terminated in December 2013. These swaps were accounted for as cash-flow hedges and were reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of OCI for the effective portion of the hedge.

        Indexed options and futures

        The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts and options to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.

        The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. When the options are exercised at maturity, the value received by the Company is reflected as net investment income in the consolidated statements of income.

        The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of indexed options and the change in the futures variation margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded derivatives related to indexed life and annuity products

        The Company's indexed life and annuity products contain embedded derivatives. The fair value of the embedded options related to these direct and ceded policyholder obligations are based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the Company's credit risk and additional provision for adverse deviation. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the consolidated statements of income as net gains (losses) on derivatives and derivative instruments.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the
        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the
        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        See Note 11 for further discussion related to the Company's coinsurance with funds withheld reinsurance agreements.

        Embedded derivatives related to hybrid financial instruments

        The Company holds hybrid financial instruments, fixed income securities with embedded derivatives, and has elected fair value measurement. These securities are reported in the consolidated balance sheets in fixed maturities, available-for-sale, at fair value. Any change in the fair value of the security is reported as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2013 was $580,000 and $580,623, respectively. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2012 was $580,000 and $583,649, respectively. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

        Other derivative instruments

        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.
        The Company holds interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees.
        These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.

        The following table presents the impact of derivatives and derivative instruments not designated as hedging instruments on the consolidated statements of income:
                                                         2013           2012            2011
                                                    -------------  --------------  --------------
Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                     $ (9,694)       $ (2,747)        $ 9,663
Credit default swaps - receive                               340          (1,285)            877
Credit default swaps - pay                                 1,457          11,776          (3,274)
Interest rate floors                                      (5,383)          2,679           9,218
Embedded derivatives in:
Indexed life and annuity products                       (105,251)       (216,692)         (5,480)
Indexed annuity products ceded                           (35,072)         52,005          39,576
Indexed annuity funds withheld                           (42,447)         30,220          94,654
Hybrid instruments                                        (3,026)         (5,232)         19,852
Futures                                                  351,302         105,352         (47,765)
Options                                                  180,892          59,396        (111,554)
                                                    -------------  --------------  --------------

                                                       $ 333,118        $ 35,472         $ 5,767
                                                    =============  ==============  ==============

Gains (losses) recognized in net investment income:

Interest rate swaps                                     $  9,901       $  12,557       $  13,554
Interest rate floors                                       1,308               -               -
Options                                                  161,198         (42,111)         62,770
                                                    -------------  --------------  --------------

                                                       $ 172,407       $ (29,554)       $ 76,324
                                                    =============  ==============  ==============

        Collateral on derivative instruments

        Collateral posted by counterparties at December 31, 2013 and 2012 applicable to derivative instruments was $276,872 and $118,914, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company at December 31, 2013 and 2012 applicable to derivative instruments was $0 and $310, respectively, and is reflected in the consolidated balance sheets as other receivables, other assets and property, plant and equipment.

6.      OFFSETTING OF ASSETS AND LIABILITIES

        Certain of the Company's derivative instruments are subject to enforceable master netting arrangements that provide for the net settlement of all derivative contracts between the Company and a counterparty in the event of default or upon the occurrence of certain termination events. Collateral support agreements are also in place requiring the Company or the counterparty to pledge collateral in the event minimum thresholds have been reached, typically related to the fair value of the outstanding derivatives. Additionally, certain of the
        Company's repurchase and reverse repurchase agreements provide for net settlement on termination of the agreement.

        The Company reports derivative instruments, repurchase agreements, and reverse repurchase agreements on a gross basis within the consolidated balance sheet. The tables below present the Company's gross and net derivative instruments and gross and net repurchase agreements by asset and liabilities for the Company as December 31, 2013 and 2012:

                                                                                December 31, 2013
                                                              -----------------------------------------------------

                                                               Gross Amounts
                                                              Presented in the      Financial
                                                                  Balance          Instruments/       Gross/ Net
                                                                   Sheet            Collateral          Amount
                                                              -----------------  -----------------  ---------------

Offsetting of financial assets:
Derivative instruments                                               $ 619,286                $ -        $ 619,286
Reinsurance receivables - embedded derivatives
from reinsurance ceded                                                 189,416                  -          189,416
                                                              -----------------  -----------------  ---------------
Total derivative instruments subject to a master
netting arrangement                                                    808,702                  -          808,702
Reverse repurchase agreements                                           70,000             70,000                -
                                                              -----------------  -----------------  ---------------
Total financial assets                                               $ 878,702           $ 70,000        $ 808,702
                                                              =================  =================  ===============

Offsetting of financial liabilities:
Derivative instruments                                                $ 14,488                $ -         $ 14,488
Investment-type insurance contracts - embedded derivatives             286,801                  -          286,801
                                                              -----------------  -----------------  ---------------
Total derivatives subject to a master
netting arrangement                                                    301,289                  -          301,289
Repurchase agreements                                                2,260,749          2,260,749                -
                                                              -----------------  -----------------  ---------------
Total financial liabilities                                        $ 2,562,038        $ 2,260,749        $ 301,289
                                                              =================  =================  ===============

                                                                                December 31, 2012
                                                              -----------------------------------------------------

                                                               Gross Amounts
                                                              Presented in the      Financial
                                                                  Balance          Instruments/       Gross/ Net
                                                                   Sheet            Collateral          Amount
                                                              -----------------  -----------------  ---------------

Offsetting of financial assets:
Derivative instruments                                               $ 306,972                $ -        $ 306,972
Reinsurance receivables - embedded derivatives
from reinsurance ceded                                                 218,905                  -          218,905
                                                              -----------------  -----------------  ---------------
Total derivative instruments subject to a master
netting arrangement                                                    525,877                  -          525,877
Reverse repurchase agreements                                          123,034            123,034                -
                                                              -----------------  -----------------  ---------------
Total financial assets                                               $ 648,911          $ 123,034        $ 525,877
                                                              =================  =================  ===============

Offsetting of financial liabilities:
Derivative instruments                                                 $ 1,660                $ -          $ 1,660
Investment-type insurance contracts - embedded derivatives             181,550                  -          181,550
                                                              -----------------  -----------------  ---------------
Total derivatives subject to a master
netting arrangement                                                    183,210                  -          183,210
Repurchase agreements                                                2,184,795          2,184,795                -
                                                              -----------------  -----------------  ---------------
Total financial liabilities                                        $ 2,368,005        $ 2,184,795        $ 183,210
                                                              =================  =================  ===============

7.      VARIABLE INTEREST ENTITIES

        In 2009, the Company completed a re-securitization transaction by transferring nonagency RMBS to a special interest entity, which then transferred the securities to a nonaffiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The beneficial interests in the remaining securities issued by the Trust had been retained by the Company and had a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold. As of December 31,
        2013, the beneficial interests in the remaining securities had a book value of $108,165 and fair value of $114,369.

        In addition, the Company has other investments in limited partnerships, special purpose vehicles ("SPVs"), a re-securitization trust and a private debt fund that are reviewed to determine if they are VIEs. The
        VIEs are primarily limited partnerships formed for the purpose of purchasing fixed income and private equity securities and SPVs formed for specific business purposes such as aircraft leasing. Financing for these VIEs is primarily accomplished through limited partnership contributions and various debt structures. For limited partnerships, the
        Company is a limited partner with no voting rights in the VIEs. For the
        SPVs, the Company is typically a senior and subordinated debt holder with limited voting rights, which are not significant enough to direct activities of the SPV. In the case of the SPVs, the Company reports its investment in these entities as a component of fixed maturity investments. The Company's involvement with the re-securitization trust and private debt fund is limited due to a third-party manager. Certain of these investments were determined to be VIEs, but in each case the
        Company has determined it is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities' economic performance. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

        The Company's maximum exposure to loss is based on the carrying value of the limited partnerships, SPVs, the remaining beneficial interests held for the re-securitization trust and its investment in the private debt fund. The Company's carrying amount of its asset compared to its maximum exposure to loss as of December 31, 2013 is as follows:

            Limited partnerships
             Carrying amount of asset                        $ 848,632
             Maximum exposure to loss                          848,632
            Special Purpose Vehicles
             Carrying amount of asset                          357,445
             Maximum exposure to loss                          357,445
            Private Debt Fund
             Carrying amount of asset                          119,223
             Maximum exposure to loss                          119,223
            Resecuritization trust
             Beneficial interests held in trust                114,369
             Maximum exposure to loss                          114,369

8.      OTHER BORROWINGS

        At December 31, 2013, 2012 and 2011, the Company had outstanding borrowings of $929,870, $649,870 and $349,870, respectively from the
        FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivative instruments in the consolidated balance sheets. The borrowings outstanding at December 31, 2013 have maturity dates in March and June of 2014, February, August and December of 2015. The interest rates on the outstanding borrowings range from 0.32% to 0.68%. Interest expense incurred during 2013, 2012 and 2011 was $4,278, $2,002 and $1,940, respectively, and is reported as a component of net investment income in the consolidated statements of income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2013, 2012 and
        2011 the Company held $47,195, $38,919 and $25,619 of FHLB common stock, respectively. In addition, the Company has posted mortgage loans and agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

        On December 31, 2011 Solberg Re, an indirect wholly owned limited purpose subsidiary domiciled in the State of Iowa, secured an irrevocable standby letter of credit ("LOC") from a large commercial bank. On June 28, 2013, the LOC facility was amended to increase the aggregate maximum LOC amount, extend the term and increase the life insurance policies covered under the agreement. The amended LOC, which has a term of 13 years, has an aggregate maximum issuance amount of
        $700,000, of which $411,492 and $325,161 were issued and outstanding at
        December 31, 2013 and December 31, 2012, respectively. The purpose of the LOC is to support redundant statutory required reserves on specific term life insurance policies issued by Midland National and North
        American and ceded to Solberg Re. The LOC can be drawn upon when actual policy benefits applicable to the specific life insurance term policies exceed specified thresholds. Solberg Re does not anticipate drawing funds against the LOC. Total credit facility origination costs of $5,814 were incurred and capitalized during 2011 and 2012 and are included in other receivables, other assets and property, plant and equipment on the consolidated balance sheets. The capitalized fees will be amortized over the original life of the facility. Amortization expense of $447 was recorded in 2013 and 2012, respectively. The Company expects to amortize
        $447 in each of the next five years. In addition, a quarterly fee equal to 1.45% per annum of the outstanding LOC was paid during 2012 and part of 2013. As part of the LOC facility amendment, the quarterly fee was changed to 1.3855% per annum of the outstanding LOC, which will be paid during the remaining term of the facility. LOC fees of $5,136 and $4,054 were paid in 2013 and 2012, respectively.

        On December 31, 2012 MNL Re, another indirect wholly owned limited purpose subsidiary domiciled in the State of Iowa, secured a contingent note guarantee of specific risks on certain permanent life insurance policies assumed from Midland National and North American from an unrelated third party. The contingent note guarantee was amended on
        December 31, 2013 to increase the aggregate maximum guarantee amount, extend the term and increase the permanent life insurance policies covered under the agreement. This contingent note guarantee functions in a manner similar to a letter of credit. The contingent note guarantee has a term of 23 years and an aggregate maximum guarantee amount of
        $1,250,000, of which $417,440 and $140,723 was utilized at December 31,
        2013 and 2012, respectively. MNL Re pays a fee to the guarantee provider equal to 0.65% per annum, payable quarterly, applied to the amount of the guarantee utilized. The contingent note guarantee can be drawn upon when actual policy benefits applicable to the specific permanent life insurance policies exceed certain thresholds. MNL Re does not anticipate drawing funds against the contingent note guarantee. December 31, 2013 and 2012, fees paid related to this contingent note guarantee were
        $1,339 and $229 respectively.

9.      DAC, DSI and PVFP

        Policy acquisition costs of new and acquired business deferred and amortized for the years ended December 31, 2013, 2012 and 2011 are as follows:

                                                               2013            2012            2011
                                                          ---------------  -------------  ----------------

DAC, beginning of year                                       $ 1,205,520    $ 1,247,354       $ 1,346,860
Commissions deferred                                             281,921        255,404           219,380
Underwriting and acquisition expenses deferred                    13,743         13,112            12,631
Change in offset to unrealized (gains) losses                    168,066       (108,999)         (137,401)
Amortization related to operations                              (144,051)      (206,802)         (202,734)
Amortization related to realized (gains) losses                  (12,257)        (2,434)            2,681
Amortization related to derivatives (gains) losses               (31,267)         7,885             5,937
                                                          ---------------  -------------  ----------------

DAC, end of year                                             $ 1,481,675    $ 1,205,520       $ 1,247,354
                                                          ===============  =============  ================

        The composition of DSI for the years ended December 31, 2013, 2012 and 2011 is summarized below:

                                                                2013            2012            2011
                                                          ---------------  -------------  ----------------

DSI, beginning of year                                        $  324,262      $ 374,891        $  456,382
Sales inducement costs deferred                                  111,657         88,791            81,990
Change in offset to unrealized (gains) losses                     98,794        (60,497)          (84,826)
Amortization related to operations                               (67,057)       (82,074)          (84,532)
Amortization related to realized (gains) losses                   (5,536)        (1,170)            1,578
Amortization related to derivatives (gains) losses               (10,244)         4,321             4,299
                                                          ---------------  -------------  ----------------

DSI, end of year                                              $  451,876      $ 324,262        $  374,891
                                                          ===============  =============  ================

        The composition of the PVFP for the years ended December 31, 2013, 2012 and 2011 is summarized below:

                                                               2013            2012            2011
                                                          ---------------  -------------  ----------------

PVFP, beginning of year                                       $   16,084      $  17,176        $   21,015
Amortization                                                      (1,625)        (1,092)           (3,839)
                                                          ---------------  -------------  ----------------

PVFP, end of year                                             $   14,459      $  16,084        $   17,176
                                                          ===============  =============  ================

10.     PROPERTY, PLANT AND EQUIPMENT

        The major classifications of property, plant and equipment recorded in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment are as follows:

                                               Range of
                                             Useful Lives         2013           2012
                                           -----------------  -------------  -------------
Land                                              -               $  3,029       $  3,029
Buildings and improvements                  20 - 39 years           18,746         18,746
Leasehold improvements                      10 - 40 years            2,322          1,961
Furniture and fixtures                         10 years              7,788          7,578
Computer equipment and software               3 - 10 years          65,275         49,019
Other                                          3 - 5 years              51             40
                                                              -------------  -------------
                                                                    97,211         80,373
Accumulated depreciation                                           (40,201)       (33,993)
                                                              -------------  -------------
                                                                 $  57,010      $  46,380
                                                              =============  =============

        Depreciation expense was $8,644, $6,423 and $6,099 for the years ended
        December 31, 2013, 2012 and 2011, respectively.

11.     REINSURANCE

        The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies.
        Reinsurance premiums and claims ceded and assumed for the years ended
        December 31 are as follows:

                                      2013                     2012                      2011
                               -----------------------  -----------------------  -----------------------
                                 Ceded      Assumed       Ceded      Assumed       Ceded      Assumed
                               ----------  -----------  ----------  -----------  ----------- -----------

Premiums and deposits
 on investment contracts        $264,176     $131,726    $461,561     $112,130     $533,766     $ 9,034

Claims and investment
 contract withdrawals            230,860       39,023     257,257       27,281      212,969       1,337

        The Company is party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January
        1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29,
        2008, and 50% of substantially all policies of specific annuity plans issued from March 1, 2008 through November 30, 2012. In these agreements, the Company agrees to withhold, on behalf of the reinsurer, assets equal to the statutory liabilities associated with these policies. The Company has netted the funds withheld liability of
        $4,221,227 and $4,148,863 against the reserve credits of $4,735,912 and
        $4,889,736 in reinsurance receivables in the December 31, 2013 and 2012 consolidated balance sheets, respectively. The reserve credits contain embedded derivatives as discussed in Note 5.

        The Company is a party to a coinsurance agreement with Guggenheim Life and Annuity Company ("GLAC"), an affiliate. This is an indemnity agreement that covers 100% of all policies issued from January 1, 2008 through September 30, 2009 of specific annuity plans. Reserve credits of
        $425,959 and $553,124 associated with this agreement are reported as a component of reinsurance receivables in the December 31, 2013 and 2012 consolidated balance sheets, respectively.

        MNL Re has a coinsurance agreement with North American, which was subsequently amended and restated on December 31, 2013. On June 28,
        2013, the agreement was amended and extends the term and increase the life insurance policies covered under the agreement. In accordance with the coinsurance agreement North American ceded a defined block of permanent life insurance products to MNL Re. At December 31, 2013 and
        2012, MNL Re assumed reserves of $55,855 and $34,995, respectively, which are included in reinsurance receivables. MNL Re received premiums of $35,013 and $42,135 from North American in 2013 and 2012, respectively. MNL Re paid experience refunds to North American of $158,
        $1,152 and $4,738 in 2013, 2012 and 2011, respectively.

        On December 31, 2011, Solberg Re entered into a coinsurance agreement with North American. On June 28, 2013, the agreement was amended and extends the term and increase the life insurance policies covered under the agreement. In accordance with the coinsurance agreement North
        American ceded a defined block of term life insurance to Solberg Re. At
        December 31, 2013 and 2012, Solberg Re assumed reserves of $97,284 and
        $74,822, respectively, which are included in reinsurance receivables.
        Solberg Re received premiums of $52,671 and $42,266 from North American in 2013 and 2012, respectively. In addition, Solberg Re received a reinsurance assumed risk charge of $10,493 and $8,685 in 2013 and 2012, respectively from North American. Solberg Re paid an expense allowance of $18,573 and $14,480 in 2013 and 2012, respectively and paid claims of
        $13,429 and $10,683 in 2013 and 2012, respectively to North American.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

12.     NOTES PAYABLE

        On October 28, 2013, the Company issued a note payable to its parent,
        SFG, for $142,000. The note payable bears an interest rate of 7.5%
        payable semi-annually. The maturity date of the note is October 31,
        2043. The amount of interest accrued and incurred during 2013 was
        $1,897. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division.

13.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                                              2013            2012
                                                          --------------  --------------

Net unrealized gain
     Available-for-sale securities                           $  977,412     $ 2,743,416
     Certain interest rate swaps                                      -           1,140
     Non-credit portion of OTTI losses                             (272)        (31,094)
Intangibles                                                    (159,066)       (429,915)
Pension liability:
     Unrecognized actuarial net gains                           (13,351)        (21,298)
Postretirement liability:
     Unrecognized actuarial net gains                            19,509          (6,658)
     Unrecognized prior service costs                            (9,541)            487
Deferred income taxes                                          (285,142)       (789,627)
                                                          --------------  --------------

Accumulated other comprehensive income                       $  529,549     $ 1,466,451
                                                          ==============  ==============

        The following table sets forth the changes in each component of accumulated OCI:

                                                             2013            2012             2011
                                                          --------------  --------------  ---------------

Net unrealized gain
     Available-for-sale securities                          $(1,654,549)     $1,313,309       $1,243,917
     Certain interest rate swaps                                 (1,140)         (1,025)             272
     Non-credit portion of OTTI losses                           30,822          (6,694)          (4,387)
Intangibles                                                     270,849        (191,149)        (202,463)
Reclassification adjustment for (gains) losses released
     into income                                               (111,456)        (39,681)          12,445
Pension liability:
     Amortization of net loss in net periodic benefit expense     2,768           2,363            1,450
     Net gain (loss) recognized in accrued benefit costs          5,179          (1,585)          (6,464)
Postretirement liability:
     Amortization of net gain in net periodic
     benefit expense                                               (100)            236              504
     Amortization of prior service costs                          4,917             (34)            (117)
     Net gain (loss) recognized in accrued benefit costs          1,978           1,997           (6,303)
     Prior service costs arising in current year                  9,345           1,997           (6,303)
     Transfer from affiliates                                         -             245                -
Deferred income taxes                                           504,485        (377,294)        (363,598)
                                                          --------------  --------------  ---------------

     Total other comprehensive income                        $ (936,902)     $  702,685       $  668,953
                                                          ==============  ==============  ===============

        The unrealized gain (loss) on available-for-sale securities, certain interest rate swaps, and non-credit portion of OTTI losses is adjusted by intangibles and deferred income taxes and is included in the statements of comprehensive income.

14.     INCOME TAXES

        The significant components of income tax expense are as follows:

                                                    2013            2012            2011
                                                --------------  --------------  --------------

Current                                             $  39,151       $  55,326       $  18,207
Deferred                                              199,847          86,702          90,205
                                                --------------  --------------  --------------
   Total income tax expense                        $  238,998      $  142,028      $  108,412
                                                ==============  ==============  ==============

        Total income tax expense attributable to income before taxes differs from the amounts that would result from applying the U.S. federal statutory income tax rate of 35% in 2013, 2012 and 2011 as follows:

                                                    2013            2012            2011
                                                --------------  --------------  --------------

At statutory federal income tax rate               $  266,527      $  170,926      $  138,128
Dividends received deductions                          (1,572)         (1,726)         (1,112)
Nondeductible ESOP expense                              7,024           6,538           4,655
Tax credits                                           (33,668)        (33,680)        (33,010)
Other, net                                                687             (30)           (249)
                                                --------------  --------------  --------------
   Total income tax expense                        $  238,998      $  142,028      $  108,412
                                                ==============  ==============  ==============

        The tax effects of temporary differences that give rise to significant portions of deferred income tax assets and deferred income tax liabilities at December 31, 2013 and 2012 are as follows:

                                                               2013            2012
                                                          --------------  --------------

Deferred income tax assets
   Policy liabilities and reserves                           $  686,533      $  635,596
   Other, net                                                    56,719          56,335
                                                          --------------  --------------
     Total deferred income tax assets                           743,252         691,931
                                                          --------------  --------------
Deferred income tax liabilities
   Present value of future profits of acquired business          (5,061)         (5,629)
   Investments                                                 (660,640)     (1,044,392)
   Deferred policy acquisition costs and deferred sales
    inducements                                                (549,345)       (418,350)
                                                          --------------  --------------
     Total deferred income tax liabilities                   (1,215,046)     (1,468,371)
                                                          --------------  --------------
     Net deferred income tax asset (liability)               $ (471,794)     $ (776,440)
                                                          ==============  ==============

        If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized.
        Based upon a review of the Company's anticipated future taxable income and after considering all other available evidence, both positive and negative, the Company's management concluded that it is more likely than not that the gross deferred tax assets will be realized, and no valuation allowance is necessary.

        The Company has not established a liability for unrecognized tax benefits and does not expect this to change during the next twelve months. The Company recognizes interest and/or penalties as a component of tax expense. The Company did not have any accrued interest and penalties at December 31, 2013 and 2012.

        The Company is no longer subject to IRS examination for years before 2010.

15.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        The prescribed and permitted practices used by the Company in 2013 include the following:

        1.      In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.      In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative
                instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the
                Company elected to establish a voluntary reserve to offset increases in the values of these other derivative instruments.
                The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35
                Reserve assuming the market value of the call option(s)
                associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

        The combined effect of applying these prescribed practices in 2013 decreased the Company's statutory-based surplus by $31,889. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to notification of regulatory authorities.
        The maximum amount of dividends that can be paid by the Company during any 12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory income (generally, the greater of prior year statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid dividends of
        $122,441, $75,523 and $114,692 in 2013, 2012 and 2011, respectively.
        Dividends payable in 2014 up to approximately $460,689 will not require prior approval of regulatory authorities.

        The statutory net gain from operations of the Company for the years ended December 31, 2013, 2012 and 2011, was $460,689, $359,533 and
        $326,031, respectively, and reported surplus at December 31, 2013, 2012 and 2011, was $2,563,054, $2,124,326 and $1,854,241, respectively, in accordance with statutory accounting principles.

16.     OPERATING LEASES

        The Company leases certain equipment and office space. Rental expense of
        $3,883, $3,824 and $4,224 was incurred in 2013, 2012 and 2011, respectively. Approximate future minimum lease payments under noncancellable leases are as follows:

        Year ending December 31,
        2014                                    $ 2,757
        2015                                      2,867
        2016                                      2,437
        2017                                      2,541
        2018                                      2,576
        Thereafter                                7,045
                                           -------------
                                               $ 20,223
                                           =============

17.     EMPLOYEE BENEFIT PLANS

        Defined benefit pension plan and post-retirement health care benefits

        The Company has a noncontributory defined benefit pension plan ("Pension
        Plan") covering certain full-time employees. In addition, the Company provides certain post-retirement health care benefits through a health and welfare benefit plan ("Other Benefit Plan") and life insurance benefits for eligible active and retired employees.

        The information for the Pension Plan and Other Benefits Plan, which reflects an allocation of the Company's portion of the SEI plans at
        December 31, is as follows:

                                                                  Pension Plan            Other Benefit Plan
                                                               2013         2012          2013          2012
                                                            ------------ ------------  ------------  ------------
Obligation and funded status
Accumulated benefit obligation                                $ (52,094)    $(58,297)    $ (16,008)     $(31,051)
Fair value of plan assets                                        49,064       49,254             -             -
                                                            ------------ ------------  ------------  ------------
Underfunded status                                             $ (3,030)    $ (9,043)    $ (16,008)     $(31,051)
                                                            ============ ============  ============  ============
Accrued benefit liability recognized
in other liabilities                                           $ (3,030)    $ (9,043)    $ (16,008)     $(31,051)
                                                            ============ ============  ============  ============

Changes in liability for benefits recognized in
   accumulated OCI (pre-tax)
Beginning balance                                             $ (21,298)    $(22,076)     $ (6,171)     $ (8,615)
Net (gain) loss amortized into net periodic benefit cost          2,768       (1,585)        4,917         1,997
Net gain (loss) arising during the period                         5,179        2,363           191           202
Net curtailment effect                                                -            -         1,978             -
Prior service costs arising during period                             -            -         9,345             -
Amortization of prior service costs                                   -            -          (292)            -
Transfer from affiliate                                               -            -             -           245
                                                            ------------ ------------  ------------  ------------
Balance at December 31                                        $ (13,351)    $(21,298)      $ 9,968      $ (6,171)
                                                            ============ ============  ============  ============

Changes in deferred taxes recognized in
   accumulated OCI                                              $ 2,781      $   272       $ 5,649       $   856
                                                            ============ ============  ============  ============

                                                                     Pension Plan                    Other Benefit Plan
                                                              2013       2012        2011       2013        2012       2011
                                                            ---------  ----------  ---------  ----------  ---------  ----------
Additional information
Net periodic benefit income (costs)                         $ (1,933)   $ (1,374)    $ (849)   $ (1,207)    $2,495      $2,218
Curtailment income                                                 -           -          -         826          -           -
Net periodic benefit cost reclassified from
   accumulated OCI                                            (2,768)     (2,363)    (1,450)        100       (202)       (387)
Employer contributions                                             -           -      5,000         110        269         263
Employee contributions                                             -           -          -         329        325         185
Benefit payments                                               1,504       1,242        531         526        697         525

Actuarial assumptions
Weighted-average assumptions used to determine benefit
   obligations as of December 31:
     Discount rate                                           4.70%       3.82%      4.27%       4.75%      3.95%       4.28%
     Expected return on plan assets                          6.50%       7.00%      7.00%        N/A        N/A         N/A

Weighted-average assumptions used to determine net
   costs for the years ended December 31:
     Discount rate                                           3.82%       4.27%      5.33%     3.95% / 4.71%4.28%       5.12%
     Expected return on plan assets                          6.50%       7.00%      7.00%        N/A         N/A        N/A

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                                                Other
                                                  Pension      Benefit
                                                   Plan         Plan
                                                ------------ ------------
          Year ending December 31,
                 2014                               $ 1,514        $ 591
                 2015                                 1,655          647
                 2016                                 1,826          712
                 2017                                 1,955          763
                 2018                                 2,138          828
                 2019-2023                           14,077        5,087

        Pension Plan

        Effective December 31, 2004, the Company approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit
        Pension Plan. This has the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the
        Pension Plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In 2013, 2012 and 2011, the Pension Plan recorded an actuarial loss/(gain) of ($6,916), $3,322 and $8,220, respectively, due to demographic experience, including assumption changes, and investment returns that vary from assumptions made during the prior year.

        For 2013 and 2012, the Company's weighted-average expected long-term rate of return on assets was 6.50% and 7.00%, respectively. In developing this assumption, the Company evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The Company also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2013.

        The Pension Plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                    2013
                                                   Target         2013         2012
                                                 ------------  ------------ ------------
Cash and cash equivalents, and
   fixed income investments                              50%           51%          63%
Equity correlated investments                            50%           49%          37%
                                                 ------------  ------------ ------------

           Total                                        100%          100%         100%
                                                 ============  ============ ============

        It is the Company's policy to invest Pension Plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations investment strategies above. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. To achieve the desired returns, the plan assets are invested primarily in a variety of individual fixed income securities matched to the plan's liabilities as well as diversified equity portfolio comprised of assets that are expected to generate an excess return over the return associated with the plan liabilities. This equity portfolio is expected to achieve long-term returns similar to the return on equities with reduced volatility through the use of option overlay, geographic diversification and a focus on strategies with higher income generation capacity.

        The following table summarizes the valuation of the Company's Pension
        Plan assets carried at fair value as of December 31, 2013 and 2012 by asset class:

                                                          December 31, 2013
                                       -----------------------------------------------------------
                                        Quoted Prices    Significant
                                          in Active         Other       Significant
                                         Markets for     Observable    Unobservable
                                       Identical Assets    Inputs         Inputs
                                          (Level 1)       (Level 2)      (Level 3)       Total
                                       ----------------  ------------  -------------- ------------

Cash and cash equivalents (A)                      $ -       $ 1,594             $ -      $ 1,594
Fixed income investments (B)
U.S. government                                      -         1,064               -        1,064
Asset-backed securities                              -         1,175             151        1,326
Corporate bonds                                      -        17,031               -       17,031
Mortgage-backed securities                           -         1,680               -        1,680
Municipal bonds                                      -         1,751               -        1,751

Pooled funds (C)                                24,052             -             231       24,283

Receivables (D)                                    335             -               -          335
                                       ----------------  ------------  -------------- ------------
                                              $ 24,387      $ 24,295           $ 382     $ 49,064
                                       ================  ============  ============== ============

                                                           December 31, 2012
                                       -----------------------------------------------------------
                                        Quoted Prices    Significant
                                          in Active         Other       Significant
                                         Markets for     Observable    Unobservable
                                       Identical Assets    Inputs         Inputs
                                          (Level 1)       (Level 2)      (Level 3)       Total
                                       ----------------  ------------  -------------- ------------
Cash and cash equivalents (A)                      $ 6         $ 634             $ -        $ 640
Fixed income investments (B)
Asset-backed securities                              -         2,179             167        2,346
Corporate bonds                                      -        24,260             307       24,567
Mortgage-backed securities                           -         1,942               -        1,942
Municipal bonds                                      -         1,585               -        1,585

Pooled funds (C)                                17,211             -             546       17,757

Receivables (D)                                    417             -               -          417
                                       ----------------  ------------  -------------- ------------
                                              $ 17,634      $ 30,600         $ 1,020     $ 49,254
                                       ================  ============  ============== ============

        (A)     Cash equivalents are held in a readily accessible money market fund invested in short-term U.S. Treasury securities.
                Bids/pricing of such securities held by the fund is received from individual brokers based on specific yields and maturities.

        (B)     Fixed income investments are generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on valuation models that use inputs such as interest-rate yield curves, cross-currency basis index spreads and country-specific credit spreads similar to the bond in terms of issuer maturity and seniority.

        (C)     Pooled funds include mutual funds and hedge funds. Mutual funds are registered investments that are priced at net asset value
                ("NAV") at the end of each day. Mutual funds are invested in equities and commodities across a broad investment spectrum, including mid-cap, large-cap, emerging and developed market, liquid real estate and infrastructure. Hedge funds are primarily valued by each fund's administrator based upon the valuation of the underlying assets by applying methodologies as appropriate to the specific security/ instrument.

        (D)     Receivables are primarily accrued interest on fixed income investments.

        The Company is not required to make a contribution in 2014 and is evaluating the amount, if any, of discretionary contributions.

        The estimated amortization of net loss for the pension plan in 2014 is
        $1,458. The estimated 2014 net periodic benefit expense for the pension plan is $754. In 2014 a 50 basis point increase to the discount rate projected at 4.70 would decrease the net periodic cost by $360 and a 50 basis point decrease would increase the net periodic cost by $1,196. In
        2014 a 50 basis point increase to the expected rate of return on assets projected at 6.50% would decrease the net periodic cost by $514 and a 50 basis point decrease would increase the net periodic cost by $994.

        Other Benefit Plan

        Effective January 1, 2012 the obligations for the postretirement health plan associated with the employees of an affiliated insurer, North
        American, were transferred to the Company. This transfer corresponded with the transfer of all active employees from the affiliated insurer to the Company. The transfer of $7,102 of benefit obligation was supported by $7,102 of cash which resulted in no impact to the Company's postretirement health costs in 2012.

        In 2013, 2012 and 2011, the Other Benefit Plan recorded an actuarial loss/(gain) of ($4,037), $1,557, and $2,933, respectively, due to assumption changes and demographic experience different from rates assumed during the prior year.

        For measurement purposes, a 6.10% annual rate of increase in the per capita cost of covered healthcare benefits was assumed for 2012, and that rate was assumed to decrease gradually to 4.20% by 2084. For 2013, a 5.40% assumed annual rate of increase in the per capita cost of covered healthcare benefits were assumed, and that rate was assumed to decrease gradually to 4.20% by 2084.

        The estimated 2014 amortization of net loss/(gain) and prior service cost for the Other Benefit Plan is ($1,065). The estimated 2014 net periodic benefit expense for the Other Benefit Plan is $316.

        A plan amendment affecting Post-65 retirees of certain subsidiaries of the Company changed the way healthcare will be provided to all Medicare eligible retirees and their spouses. Coverage will be offered by a private healthcare exchange and the subsidiary will contribute an annual amount that the retirees can use to purchase coverage through the exchange. The amendment resulted in curtailment income of $826. The
        Company recorded a reduction in benefit obligations of $11,323 related to the plan amendment and curtailment.

        Employee stock ownership plan

        The Company participates in an Employee Stock Ownership Plan ("ESOP")
        sponsored by SEI covering certain full-time employees. Prior to 2010, the majority of SEI's stock was held in the Charles A. Sammons 1987
        Charitable Remainder Trust Number Two (the "CRT"). Prior to his death in
        1988, Charles A. Sammons, the founder of SEI, established the CRT. The death of his widow, Elaine D. Sammons, in January 2009, initiated the process of settling the CRT. In January 2010, the 7,664,402 shares of the SEI stock held by the CRT were transferred to the ESOP (the
        "Transfer") as unallocated shares, which completed the settlement of the
        CRT. As of December 31, 2013 the ESOP owns 100% of the outstanding stock of SEI.

        Compensation expense of $20,070, $18,680 and $13,301 for 2013, 2012 and
        2011, respectively, was recorded related to the ESOP.

18.     OTHER RELATED PARTY TRANSACTIONS

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $11,393, $9,568 and $7,940 in 2013,
        2012 and 2011, respectively, related to these contracts.

        During 2013, Midland National issued guaranteed investment contracts to
        SEI for $102,000. These contracts are included in policyholder account balances in the accompanying consolidated balance sheet at December 31,
        2013. These contracts pay 1% interest and mature in equal monthly installments over a one year period. Each installment may be renewed for an additional one year period. Interest incurred on these contracts during 2013 was $153.

        Guggenheim Partners Investment Management ("GPIM") provides investment management services for the Company. During 2013, 2012 and 2011, the
        Company incurred $31,616, $27,989 and $24,764, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

        Effective March 31, 2013, the Company entered into an agreement with
        Guggenheim Commercial Real Estate Finance, LLC which provides commercial mortgage loan origination and servicing services for the Company. During
        2013, the Company incurred expense of $2,312 for these commercial mortgage services. The fee is calculated monthly based on the outstanding principal balance of the commercial mortgage loans and real estate owned multiplied by a contractual rate.

        The Company had a $70,000 reverse repurchase agreement with Guggenheim
        Aircraft Opportunity Fund, L.P. (a limited partnership managed by
        Guggenheim). The reverse repurchase agreement is reported in short-term investments in the consolidated balance sheets, has an initial term of
        364 days, is renewable and earns an interest rate of 3.92%. The Company earned $193 and $41 from this agreement in 2013 and 2012, respectively.

        At December 31, 2013, the Company holds various investment securities issued by Guggenheim and its affiliates. These securities are reported in fixed maturities, available-for-sale in the accompanying consolidated balance sheet at December 31, 2013 and include securities issued by
        Guggenheim ( 4.25% interest, $42,835 par, $43,306 reported value, due
        2020) and Security Benefit Life Insurance Company (7.45% interest,
        $24,313 par, $25,114 reported value, due 2033).

        The Company provided specified accounting and financial reporting services to GLAC in accordance with a service contract which terminated effective August 15, 2013. The service fees received were $361, $402 and
        $355 in 2013, 2012 and 2011, respectively.

        The Company is part to two coinsurance agreements with GLAC. See Note 11 for further discussion of these transactions.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $577, $557 and $516 in 2013, 2012 and 2011, respectively, related to SSI sales.

19.     COMMITMENTS AND CONTINGENCIES

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        The Company is a party to various agreements with state regulators on the use of the Social Security Administration's Death Master File (the
        "DMF") in determining whether an insured has died. These agreements address whether the Company is liable for a death benefit, or for the escheatment of the value of a death benefit, even in situations where the beneficiary has not filed a claim. The Company has completed a review of the initial information obtained from the DMF and has established a liability of $9,710 in anticipation of discovering unreported death claims. This amount was charged against earnings in
        2013 and the Company believes the liability is sufficient to cover any unreported death claims to date that may arise from the review of the
        DMF.

        At December 31, 2013, the Company had outstanding capital commitments to limited partnerships of $64,516.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2013, the Company had $14,400 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the consolidated financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

20.     SUBSEQUENT EVENTS

        SEI elected S corporation tax status as of January 1, 2014. The Company, excluding the life insurance subsidiaries, will be taxed as an S corporation as of January 1, 2014. The Company estimates the financial effect of the change to be immaterial.

Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2013 and 2012
Midland National Life Insurance Company
Separate Account C
Index
----------------------------------------------------------------------------------------------------------------------

                                                                                                               Page(s)

Report of Independent Registered Public Accounting Firm..............................................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets.......................................2-236

Notes to Financial Statements..................................................................................237-281
             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Midland National Life Insurance
Company and Policy Holders of Midland National Life Insurance Company Separate
Account C:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of Midland National Life Insurance Company Separate Account C
(which includes the Fidelity Variable Insurance Products, the American Century
Variable Portfolios, Inc., the MFS Variable Insurance Trust, the Lord Abbett
Series Fund, Inc., the Alger Fund, the Calvert Variable Series, Inc., the
Invesco Variable Insurance Funds, the J.P. Morgan Series Trust II, the Rydex
Variable Trust, the Guggenheim Variable Trust, the ProFunds VP, the Van Eck
Worldwide Insurance Trust, the Janus Aspen Series, the PIMCO Variable Insurance
Trust, the Goldman Sachs Variable Insurance Trust, the Neuberger Berman Advisers
Management Trust, the Dreyfus Variable Investment Fund, the Direxion Insurance
Trust, the Invesco Van Kampen Variable Insurance Fund, the Morgan Stanley
Universal Institutional Funds, the Northern Lights Variable Trust, the
AllianceBernstein Variable Products Series, the BlackRock Variable Series Fund,
Inc., the Columbia Variable Portfolio, the DWS Variable Insurance Portfolios,
the Eaton Vance Variable Trust, the First Investors Life Series, the Franklin
Templeton Variable Insurance Products Trust, the Ivy Funds Variable Insurance
Portfolios, the Lazard Retirement Series, Inc., the Legg Mason Partners Variable
Equity Trust, the Legg Mason Partners Variable Income Trust, the Pioneer
Variable Contracts Trust, the Prudential Series Funds and the Royce Capital Fund
subaccount thereof) at December 31, 2013, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the number of shares owned at December
31, 2013 by correspondence with the underlying registered investment companies, provide a reasonable basis for our opinion.

April 28, 2014

PricewaterhouseCoopers LLP, 699 Walnut Street, Suite 1300, Des Moines, IA  50309
T: (515)246-3800, F: (515) 246- 3811, www.pwc.com/us
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Money Market Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     11,068,813 shares (cost $11,068,813)    $  11,068,813       Dividend income                            $     4,329
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  4,329
                                                                                                          --------------
Net assets                                   $  11,068,813   Expenses:
                                             --------------
                                                                 Administrative expense                           7,187
                                                                 Mortality and expense risk                     262,530
                                                                 Contract maintenance charge                      1,638
                                                                                                          --------------

                                                                                                                271,355
                                                                                                          --------------

                                                             Net investment loss                               (267,026)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                        -
                                                             Change in net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (267,026)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $  13,116,345     $  18,551,744

Net decrease in net assets resulting from operations                                         (267,026)         (223,334)

Capital shares transactions
   Net premiums                                                                               131,463         1,495,225
   Transfers of policy loans                                                                   13,151             9,092
   Transfers of surrenders                                                                 (4,641,127)       (6,102,498)
   Transfers of death benefits                                                               (330,358)          (88,394)
   Transfers of other terminations                                                           (985,016)       (2,062,465)
   Interfund and net transfers from general account                                         4,031,381         1,536,975
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                            (1,780,506)       (5,212,065)
                                                                                        --------------    --------------

Total decrease in net assets                                                               (2,047,532)       (5,435,399)
                                                                                        --------------    --------------

Net assets at end of year                                                               $  11,068,813     $  13,116,345
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     2
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - High Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     5,279,415 shares (cost $30,607,491)     $  29,817,060       Dividend income                          $   1,717,227
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                              1,717,227
                                                                                                          --------------
Net assets                                   $  29,817,060   Expenses:
                                             --------------
                                                                 Administrative expense                           5,275
                                                                 Mortality and expense risk                     341,969
                                                                 Contract maintenance charge                      1,110
                                                                                                          --------------

                                                                                                                348,354
                                                                                                          --------------

                                                             Net investment income                            1,368,873

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                  481,810
                                                             Change in net unrealized depreciation on
                                                                  investments                                  (681,325)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   1,169,358
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $  33,650,781     $  33,676,891

Net increase in net assets resulting from operations                                        1,169,358         3,208,467

Capital shares transactions
   Net premiums                                                                               691,867           800,278
   Transfers of policy loans                                                                      500            (1,300)
   Transfers of surrenders                                                                   (733,628)       (1,259,782)
   Transfers of death benefits                                                                (57,759)         (143,417)
   Transfers of other terminations                                                           (853,235)       (1,282,882)
   Interfund and net transfers to general account                                          (4,050,824)       (1,347,474)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                            (5,003,079)       (3,234,577)
                                                                                        --------------    --------------

Total decrease in net assets                                                               (3,833,721)          (26,110)
                                                                                        --------------    --------------

Net assets at end of year                                                               $  29,817,060     $  33,650,781
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     3
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Equity-Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     557,223 shares (cost $11,235,074)       $  12,842,893       Dividend income                           $    285,998
                                                                 Capital gains distributions                    808,332
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                              1,094,330
                                                                                                          --------------
Net assets                                   $  12,842,893   Expenses:
                                             --------------
                                                                 Administrative expense                          10,230
                                                                 Mortality and expense risk                     167,026
                                                                 Contract maintenance charge                      4,759
                                                                                                          --------------

                                                                                                                182,015
                                                                                                          --------------

                                                             Net investment income                              912,315

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  538,659
                                                             Change in net unrealized appreciation on
                                                                  investments                                 1,449,386
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   2,900,360
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $  11,860,422     $  13,262,783

Net increase in net assets resulting from operations                                        2,900,360         1,832,008

Capital shares transactions
   Net premiums                                                                               176,095           396,060
   Transfers of policy loans                                                                   (3,811)             (668)
   Transfers of surrenders                                                                 (1,141,910)       (1,385,215)
   Transfers of death benefits                                                               (137,666)         (115,941)
   Transfers of other terminations                                                           (449,222)         (484,147)
   Interfund and net transfers to general account                                            (361,375)       (1,644,458)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                            (1,917,889)       (3,234,369)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       982,471        (1,402,361)
                                                                                        --------------    --------------

Net assets at end of year                                                               $  12,842,893     $  11,860,422
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     4
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     134,978 shares (cost $5,172,658)        $   7,700,899       Dividend income                            $    17,295
                                                                 Capital gains distributions                      4,742
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 22,037
                                                                                                          --------------
Net assets                                   $   7,700,899   Expenses:
                                             --------------
                                                                 Administrative expense                           9,427
                                                                 Mortality and expense risk                      94,942
                                                                 Contract maintenance charge                      8,045
                                                                                                          --------------

                                                                                                                112,414
                                                                                                          --------------

                                                             Net investment loss                                (90,377)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  684,231
                                                             Change in net unrealized appreciation on
                                                                  investments                                 1,639,900
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   2,233,754
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   6,405,705     $   6,376,464

Net increase in net assets resulting from operations                                        2,233,754           807,312

Capital shares transactions
   Net premiums                                                                                57,936             1,549
   Transfers of policy loans                                                                   (1,340)              287
   Transfers of surrenders                                                                   (631,394)         (954,165)
   Transfers of death benefits                                                                (79,316)          (73,936)
   Transfers of other terminations                                                           (172,999)         (156,865)
   Interfund and net transfers (to) from general account                                     (111,447)          405,059
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (938,560)         (778,071)
                                                                                        --------------    --------------

Total increase in net assets                                                                1,295,194            29,241
                                                                                        --------------    --------------

Net assets at end of year                                                               $   7,700,899     $   6,405,705
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     5
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Overseas Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     543,890 shares (cost $8,600,355)        $  11,147,570       Dividend income                           $    115,523
                                                                 Capital gains distributions                     38,308
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                153,831
                                                                                                          --------------
Net assets                                   $  11,147,570   Expenses:
                                             --------------
                                                                 Administrative expense                           5,737
                                                                 Mortality and expense risk                     148,955
                                                                 Contract maintenance charge                      1,570
                                                                                                          --------------

                                                                                                                156,262
                                                                                                          --------------

                                                             Net investment loss                                 (2,431)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  552,214
                                                             Change in net unrealized appreciation on
                                                                  investments                                 2,096,918
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   2,646,701
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $  11,041,091     $   8,786,232

Net increase in net assets resulting from operations                                        2,646,701         1,756,790

Capital shares transactions
   Net premiums                                                                               256,286           552,968
   Transfers of policy loans                                                                   (4,121)           (2,642)
   Transfers of surrenders                                                                 (1,121,515)         (859,851)
   Transfers of death benefits                                                                (83,815)          (76,725)
   Transfers of other terminations                                                           (324,386)         (408,578)
   Interfund and net transfers (to) from general account                                   (1,262,671)        1,292,897
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                 (2,540,222)          498,069
                                                                                        --------------    --------------

Total increase in net assets                                                                  106,479         2,254,859
                                                                                        --------------    --------------

Net assets at end of year                                                               $  11,147,570     $  11,041,091
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     6
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Mid Cap Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     250,255 shares (cost $8,090,482)        $   8,974,851       Dividend income                            $    28,305
                                                                 Capital gains distributions                  1,031,147
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                              1,059,452
                                                                                                          --------------
Net assets                                   $   8,974,851   Expenses:
                                             --------------
                                                                 Administrative expense                           5,554
                                                                 Mortality and expense risk                     102,275
                                                                 Contract maintenance charge                      2,144
                                                                                                          --------------

                                                                                                                109,973
                                                                                                          --------------

                                                             Net investment income                              949,479

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  264,162
                                                             Change in net unrealized appreciation on
                                                                  investments                                   923,436
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   2,137,077
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   6,194,665     $   6,434,527

Net increase in net assets resulting from operations                                        2,137,077           779,292

Capital shares transactions
   Net premiums                                                                             1,625,014           241,220
   Transfers of policy loans                                                                    4,865           (16,960)
   Transfers of surrenders                                                                   (843,119)         (845,251)
   Transfers of death benefits                                                               (112,332)           (3,746)
   Transfers of other terminations                                                           (311,304)         (285,095)
   Interfund and net transfers from (to) general account                                      279,985          (109,322)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    643,109        (1,019,154)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                     2,780,186          (239,862)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   8,974,851     $   6,194,665
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     7
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Asset Manager Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     93,606 shares (cost $1,363,069)         $   1,603,761       Dividend income                            $    22,922
                                                                 Capital gains distributions                      3,780
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 26,702
                                                                                                          --------------
Net assets                                   $   1,603,761   Expenses:
                                             --------------
                                                                 Administrative expense                           1,662
                                                                 Mortality and expense risk                      19,666
                                                                 Contract maintenance charge                      1,396
                                                                                                          --------------

                                                                                                                 22,724
                                                                                                          --------------

                                                             Net investment income                                3,978

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   27,622
                                                             Change in net unrealized appreciation on
                                                                  investments                                   156,463
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    188,063
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,422,094     $   1,490,922

Net increase in net assets resulting from operations                                          188,063           150,335

Capital shares transactions
   Net premiums                                                                                 4,253             4,150
   Transfers of policy loans                                                                      (70)             (265)
   Transfers of surrenders                                                                    (70,371)         (129,167)
   Transfers of death benefits                                                                      -           (33,004)
   Transfers of other terminations                                                            (55,536)          (31,608)
   Interfund and net transfers from (to) general account                                      115,328           (29,269)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                                (6,396)         (219,163)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       181,667           (68,828)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,603,761     $   1,422,094
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     8
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Investment Grade Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     570,068 shares (cost $7,325,661)        $   6,953,868       Dividend income                           $    161,008
                                                                 Capital gains distributions                     88,031
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                249,039
                                                                                                          --------------
Net assets                                   $   6,953,868   Expenses:
                                             --------------
                                                                 Administrative expense                           5,701
                                                                 Mortality and expense risk                      99,005
                                                                 Contract maintenance charge                      1,945
                                                                                                          --------------

                                                                                                                106,651
                                                                                                          --------------

                                                             Net investment income                              142,388

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                 (22,735)
                                                             Change in net unrealized depreciation on
                                                                  investments                                  (379,210)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (259,557)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   7,919,151     $   8,039,276

Net (decrease) increase in net assets resulting from operations                              (259,557)          395,310

Capital shares transactions
   Net premiums                                                                                90,518           311,095
   Transfers of policy loans                                                                     (708)             (413)
   Transfers of surrenders                                                                   (401,171)         (767,238)
   Transfers of death benefits                                                                (64,331)          (56,282)
   Transfers of other terminations                                                           (333,570)         (416,851)
   Interfund and net transfers from general account                                             3,536           414,254
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (705,726)         (515,435)
                                                                                        --------------    --------------

Total decrease in net assets                                                                 (965,283)         (120,125)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   6,953,868     $   7,919,151
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     9
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Index 500 Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     128,139 shares (cost $16,955,253)       $  23,722,320       Dividend income                           $    379,205
                                                                 Capital gains distributions                    226,956
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                606,161
                                                                                                          --------------
Net assets                                   $  23,722,320   Expenses:
                                             --------------
                                                                 Administrative expense                          16,961
                                                                 Mortality and expense risk                     304,409
                                                                 Contract maintenance charge                      8,539
                                                                                                          --------------

                                                                                                                329,909
                                                                                                          --------------

                                                             Net investment income                              276,252

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                1,669,531
                                                             Change in net unrealized appreciation on
                                                                  investments                                 3,920,457
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   5,866,240
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $  20,822,020     $  20,589,498

Net increase in net assets resulting from operations                                        5,866,240         2,830,261

Capital shares transactions
   Net premiums                                                                               386,540           776,910
   Transfers of policy loans                                                                   (4,352)           (6,824)
   Transfers of surrenders                                                                 (2,006,882)       (2,040,675)
   Transfers of death benefits                                                               (205,052)         (352,680)
   Transfers of other terminations                                                           (645,540)         (762,362)
   Interfund and net transfers to general account                                            (490,654)         (212,108)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                            (2,965,940)       (2,597,739)
                                                                                        --------------    --------------

Total increase in net assets                                                                2,900,300           232,522
                                                                                        --------------    --------------

Net assets at end of year                                                               $  23,722,320     $  20,822,020
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     10
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Contrafund Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     646,170 shares (cost $17,006,914)       $  22,000,796       Dividend income                           $    189,572
                                                                 Capital gains distributions                      5,767
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                195,339
                                                                                                          --------------
Net assets                                   $  22,000,796   Expenses:
                                             --------------
                                                                 Administrative expense                          17,508
                                                                 Mortality and expense risk                     260,523
                                                                 Contract maintenance charge                      8,321
                                                                                                          --------------

                                                                                                                286,352
                                                                                                          --------------

                                                             Net investment loss                                (91,013)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  848,071
                                                             Change in net unrealized appreciation on
                                                                  investments                                 4,216,606
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   4,973,664
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $  17,309,661     $  17,234,641

Net increase in net assets resulting from operations                                        4,973,664         2,425,984

Capital shares transactions
   Net premiums                                                                             1,909,292           506,216
   Transfers of policy loans                                                                   (1,428)             (127)
   Transfers of surrenders                                                                 (1,610,487)       (1,915,932)
   Transfers of death benefits                                                               (183,930)         (136,224)
   Transfers of other terminations                                                           (586,018)         (579,655)
   Interfund and net transfers from (to) general account                                      190,042          (225,242)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (282,529)       (2,350,964)
                                                                                        --------------    --------------

Total increase in net assets                                                                4,691,135            75,020
                                                                                        --------------    --------------

Net assets at end of year                                                               $  22,000,796     $  17,309,661
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     11
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Asset Manager Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     47,797 shares (cost $622,583)            $    873,314       Dividend income                            $     7,966
                                                                 Capital gains distributions                      2,274
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,240
                                                                                                          --------------
Net assets                                    $    873,314   Expenses:
                                             --------------
                                                                 Administrative expense                           1,125
                                                                 Mortality and expense risk                      10,712
                                                                 Contract maintenance charge                        930
                                                                                                          --------------

                                                                                                                 12,767
                                                                                                          --------------

                                                             Net investment loss                                 (2,527)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   49,463
                                                             Change in net unrealized appreciation on
                                                                  investments                                   108,433
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    155,369
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    886,800      $    940,831

Net increase in net assets resulting from operations                                          155,369           119,478

Capital shares transactions
   Net premiums                                                                                19,123               512
   Transfers of policy loans                                                                     (541)             (703)
   Transfers of surrenders                                                                   (170,827)         (139,609)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (26,079)          (28,928)
   Interfund and net transfers from (to) general account                                        9,469            (4,781)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (168,855)         (173,509)
                                                                                        --------------    --------------

Total decrease in net assets                                                                  (13,486)          (54,031)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    873,314      $    886,800
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     12
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Balanced Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     233,034 shares (cost $3,430,613)        $   4,094,705       Dividend income                            $    54,412
                                                                 Capital gains distributions                    162,613
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                217,025
                                                                                                          --------------
Net assets                                   $   4,094,705   Expenses:
                                             --------------
                                                                 Administrative expense                           2,545
                                                                 Mortality and expense risk                      48,023
                                                                 Contract maintenance charge                      1,107
                                                                                                          --------------

                                                                                                                 51,675
                                                                                                          --------------

                                                             Net investment income                              165,350

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   80,051
                                                             Change in net unrealized appreciation on
                                                                  investments                                   354,849
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    600,250
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   3,239,466     $   3,439,144

Net increase in net assets resulting from operations                                          600,250           425,246

Capital shares transactions
   Net premiums                                                                                69,264            17,285
   Transfers of policy loans                                                                     (284)              323
   Transfers of surrenders                                                                   (160,658)         (421,966)
   Transfers of death benefits                                                                (13,221)          (33,383)
   Transfers of other terminations                                                           (126,976)         (155,414)
   Interfund and net transfers from (to) general account                                      486,864           (31,769)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    254,989          (624,924)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       855,239          (199,678)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   4,094,705     $   3,239,466
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     13

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Growth & Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     135,609 shares (cost $1,915,874)        $   2,585,024       Dividend income                            $    42,344
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 42,344
                                                                                                          --------------
Net assets                                   $   2,585,024   Expenses:
                                             --------------
                                                                 Administrative expense                           2,911
                                                                 Mortality and expense risk                      30,484
                                                                 Contract maintenance charge                      2,102
                                                                                                          --------------

                                                                                                                 35,497
                                                                                                          --------------

                                                             Net investment income                                6,847

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  141,909
                                                             Change in net unrealized appreciation on
                                                                  investments                                   487,997
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    636,753
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,988,408     $   3,074,009

Net increase in net assets resulting from operations                                          636,753           362,032

Capital shares transactions
   Net premiums                                                                                50,458             8,640
   Transfers of policy loans                                                                     (252)             (306)
   Transfers of surrenders                                                                   (166,148)         (277,310)
   Transfers of death benefits                                                                (31,337)          (12,763)
   Transfers of other terminations                                                            (64,190)          (84,186)
   Interfund and net transfers from (to) general account                                      171,332        (1,081,708)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                               (40,137)       (1,447,633)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       596,616        (1,085,601)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   2,585,024     $   1,988,408
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     14

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     85,084 shares (cost $1,930,926)         $   2,540,928       Dividend income                            $     4,941
                                                                 Capital gains distributions                      1,187
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  6,128
                                                                                                          --------------
Net assets                                   $   2,540,928   Expenses:
                                             --------------
                                                                 Administrative expense                           3,063
                                                                 Mortality and expense risk                      36,061
                                                                 Contract maintenance charge                      1,563
                                                                                                          --------------

                                                                                                                 40,687
                                                                                                          --------------

                                                             Net investment loss                                (34,559)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  262,055
                                                             Change in net unrealized appreciation on
                                                                  investments                                   489,319
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    716,815
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   2,241,613     $   1,912,227

Net increase in net assets resulting from operations                                          716,815           171,122

Capital shares transactions
   Net premiums                                                                                28,174            46,662
   Transfers of policy loans                                                                       (1)               46
   Transfers of surrenders                                                                   (375,437)         (440,786)
   Transfers of death benefits                                                                (37,829)          (21,842)
   Transfers of other terminations                                                           (111,142)         (139,727)
   Interfund and net transfers from general account                                            78,735           713,911
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (417,500)          158,264
                                                                                        --------------    --------------

Total increase in net assets                                                                  299,315           329,386
                                                                                        --------------    --------------

Net assets at end of year                                                               $   2,540,928     $   2,241,613
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     15

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Value Strategies Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     176,905 shares (cost $2,241,621)        $   2,558,044       Dividend income                            $    15,831
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 15,831
                                                                                                          --------------
Net assets                                   $   2,558,044   Expenses:
                                             --------------
                                                                 Administrative expense                             299
                                                                 Mortality and expense risk                      19,579
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 19,878
                                                                                                          --------------

                                                             Net investment loss                                 (4,047)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  101,378
                                                             Change in net unrealized appreciation on
                                                                  investments                                   258,313
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    355,644
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,063,222      $    790,907

Net increase in net assets resulting from operations                                          355,644           159,208

Capital shares transactions
   Net premiums                                                                               412,027            77,310
   Transfers of policy loans                                                                     (129)             (101)
   Transfers of surrenders                                                                    (48,639)         (335,423)
   Transfers of death benefits                                                                 (3,509)                -
   Transfers of other terminations                                                            (38,530)          (51,733)
   Interfund and net transfers from general account                                           817,958           423,054
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             1,139,178           113,107
                                                                                        --------------    --------------

Total increase in net assets                                                                1,494,822           272,315
                                                                                        --------------    --------------

Net assets at end of year                                                               $   2,558,044     $   1,063,222
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     16

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Strategic Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     158,103 shares (cost $1,841,205)        $   1,761,263       Dividend income                            $    67,011
                                                                 Capital gains distributions                     14,500
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 81,511
                                                                                                          --------------
Net assets                                   $   1,761,263     Expenses
                                             --------------
                                                                 Administrative expense                               7
                                                                 Mortality and expense risk                      14,792
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 14,799
                                                                                                          --------------

                                                             Net investment income                               66,712

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                  (3,453)
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (77,239)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (13,980)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    387,650         $       -

Net (decrease) increase in net assets resulting from operations                               (13,980)           11,889

Capital shares transactions
   Net premiums                                                                             1,397,596           338,694
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (99,742)             (767)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (67,140)           (2,044)
   Interfund and net transfers from general account                                           156,879            39,878
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             1,387,593           375,761
                                                                                        --------------    --------------

Total increase in net assets                                                                1,373,613           387,650
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,761,263      $    387,650
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     17

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Emerging Markets Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     29,483 shares (cost $258,884)            $    266,234       Dividend income                            $     1,579
                                                                 Capital gains distributions                        230
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,809
                                                                                                          --------------
Net assets                                    $    266,234     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,000
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  2,000
                                                                                                          --------------

                                                             Net investment loss                                   (191)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      554
                                                             Change in net unrealized appreciation on
                                                                  investments                                     7,113
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     7,476
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     6,039         $       -

Net increase in net assets resulting from operations                                            7,476               268

Capital shares transactions
   Net premiums                                                                               263,825             5,416
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (3,880)                -
   Interfund and net transfers (to) from general account                                       (7,226)              355
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               252,719             5,771
                                                                                        --------------    --------------

Total increase in net assets                                                                  260,195             6,039
                                                                                        --------------    --------------

Net assets at end of year                                                                $    266,234       $     6,039
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     18

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Real Estate Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     213,544 shares (cost $3,798,527)        $   3,450,879       Dividend income                            $    52,668
                                                                 Capital gains distributions                    143,510
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                196,178
                                                                                                          --------------
Net assets                                   $   3,450,879     Expenses
                                             --------------
                                                                 Administrative expense                               4
                                                                 Mortality and expense risk                      26,122
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 26,126
                                                                                                          --------------

                                                             Net investment income                              170,052

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                    5,727
                                                             Change in net unrealized depreciation on
                                                                  investments                                  (347,810)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (172,031)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    395,205         $       -

Net (decrease) increase in net assets resulting from operations                              (172,031)            9,222

Capital shares transactions
   Net premiums                                                                             3,405,249           382,731
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (24,930)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                           (112,812)           (1,706)
   Interfund and net transfers (to) from general account                                      (39,802)            4,958
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             3,227,705           385,983
                                                                                        --------------    --------------

Total increase in net assets                                                                3,055,674           395,205
                                                                                        --------------    --------------

Net assets at end of year                                                               $   3,450,879      $    395,205
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     19

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Funds Manager 50% Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     24,624 shares (cost $289,528)            $    294,996       Dividend income                            $     2,356
                                                                 Capital gains distributions                      1,579
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  3,935
                                                                                                          --------------
Net assets                                    $    294,996     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,010
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,010
                                                                                                          --------------

                                                             Net investment income                                2,925

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    2,927
                                                             Change in net unrealized appreciation on
                                                                  investments                                     5,620
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    11,472
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    25,624         $       -

Net increase in net assets resulting from operations                                           11,472               171

Capital shares transactions
   Net premiums                                                                               286,316            24,918
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (1,053)                -
   Interfund and net transfers (to) from general account                                      (27,363)              535
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               257,900            25,453
                                                                                        --------------    --------------

Total increase in net assets                                                                  269,372            25,624
                                                                                        --------------    --------------

Net assets at end of year                                                                $    294,996       $    25,624
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     20

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Funds Manager 70% Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     2,226 shares (cost $25,298)               $    26,668       Dividend income                             $      237
                                                                 Capital gains distributions                        195
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    432
                                                                                                          --------------
Net assets                                     $    26,668     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                          92
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                     92
                                                                                                          --------------

                                                             Net investment income                                  340

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                       77
                                                             Change in net unrealized appreciation on
                                                                  investments                                     1,371
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     1,788
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                              1,788

Capital shares transactions
   Net premiums                                                                                                  18,595
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                               (1,144)
   Interfund and net transfers from general account                                                               7,429
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  24,880
                                                                                                          --------------

Total increase in net assets                                                                                     26,668
                                                                                                          --------------

Net assets at end of year                                                                                   $    26,668
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     21

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Funds Manager 85% Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     9,338 shares (cost $110,415)             $    112,333       Dividend income                             $      356
                                                                 Capital gains distributions                        537
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    893
                                                                                                          --------------
Net assets                                    $    112,333     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         150
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    150
                                                                                                          --------------

                                                             Net investment income                                  743

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                       68
                                                             Change in net unrealized appreciation on
                                                                  investments                                     1,918
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     2,729
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                              2,729

Capital shares transactions
   Net premiums                                                                                                  46,277
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                                    -
   Interfund and net transfers from general account                                                              63,327
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 109,604
                                                                                                          --------------

Total increase in net assets                                                                                    112,333
                                                                                                          --------------

Net assets at end of year                                                                                  $    112,333
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     22

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Money Market Portfolio Service Class 2
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     8,842,912 shares (cost $8,842,912)      $   8,842,912       Dividend income                             $      543
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    543
                                                                                                          --------------
Net assets                                   $   8,842,912     Expenses
                                             --------------
                                                                 Administrative expense                              18
                                                                 Mortality and expense risk                      73,356
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 73,374
                                                                                                          --------------

                                                             Net investment loss                                (72,831)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                        -
                                                             Change in net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (72,831)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,130,154         $       -

Net decrease in net assets resulting from operations                                          (72,831)           (4,827)

Capital shares transactions
   Net premiums                                                                            12,682,305         1,756,169
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (238,916)             (746)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                           (200,279)          (10,815)
   Interfund and net transfers to general account                                          (4,457,521)         (609,627)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             7,785,589         1,134,981
                                                                                        --------------    --------------

Total increase in net assets                                                                7,712,758         1,130,154
                                                                                        --------------    --------------

Net assets at end of year                                                               $   8,842,912     $   1,130,154
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     23

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Balanced Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     344,528 shares (cost $2,290,424)        $   2,783,786       Dividend income                            $    39,280
                                                                 Capital gains distributions                     47,097
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 86,377
                                                                                                          --------------
Net assets                                   $   2,783,786   Expenses:
                                             --------------
                                                                 Administrative expense                           1,102
                                                                 Mortality and expense risk                      32,886
                                                                 Contract maintenance charge                        306
                                                                                                          --------------

                                                                                                                 34,294
                                                                                                          --------------

                                                             Net investment income                               52,083

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   96,022
                                                             Change in net unrealized appreciation on
                                                                  investments                                   211,462
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    359,567
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   2,304,320     $   2,149,355

Net increase in net assets resulting from operations                                          359,567           216,877

Capital shares transactions
   Net premiums                                                                                14,412            71,367
   Transfers of policy loans                                                                     (163)               26
   Transfers of surrenders                                                                   (127,483)         (130,221)
   Transfers of death benefits                                                                (13,252)           (1,706)
   Transfers of other terminations                                                            (74,530)          (58,063)
   Interfund and net transfers from general account                                           320,915            56,685
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    119,899           (61,912)
                                                                                        --------------    --------------

Total increase in net assets                                                                  479,466           154,965
                                                                                        --------------    --------------

Net assets at end of year                                                               $   2,783,786     $   2,304,320
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     24

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     159,119 shares (cost $2,423,615)        $   2,908,704       Dividend income                              $       -
                                                                 Capital gains distributions                    104,011
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                104,011
                                                                                                          --------------
Net assets                                   $   2,908,704   Expenses:
                                             --------------
                                                                 Administrative expense                           2,530
                                                                 Mortality and expense risk                      39,543
                                                                 Contract maintenance charge                      1,227
                                                                                                          --------------

                                                                                                                 43,300
                                                                                                          --------------

                                                             Net investment income                               60,711

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  245,982
                                                             Change in net unrealized appreciation on
                                                                  investments                                   389,225
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    695,918
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   2,483,522     $   2,618,337

Net increase in net assets resulting from operations                                          695,918           372,511

Capital shares transactions
   Net premiums                                                                                76,811            79,451
   Transfers of policy loans                                                                    1,307            (8,099)
   Transfers of surrenders                                                                   (263,205)         (354,947)
   Transfers of death benefits                                                                (40,886)           (3,102)
   Transfers of other terminations                                                            (85,723)         (112,349)
   Interfund and net transfers from (to) general account                                       40,960          (108,280)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (270,736)         (507,326)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       425,182          (134,815)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   2,908,704     $   2,483,522
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     25

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - International Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     631,811 shares (cost $5,500,333)        $   6,781,497       Dividend income                           $    117,796
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                117,796
                                                                                                          --------------
Net assets                                   $   6,781,497   Expenses:
                                             --------------
                                                                 Administrative expense                           5,548
                                                                 Mortality and expense risk                     100,951
                                                                 Contract maintenance charge                      1,386
                                                                                                          --------------

                                                                                                                107,885
                                                                                                          --------------

                                                             Net investment income                                9,911

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  580,047
                                                             Change in net unrealized appreciation on
                                                                  investments                                   674,854
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   1,264,812
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   7,834,931     $   6,681,840

Net increase in net assets resulting from operations                                        1,264,812         1,285,366

Capital shares transactions
   Net premiums                                                                                69,867            57,859
   Transfers of policy loans                                                                    2,898            (5,273)
   Transfers of surrenders                                                                   (771,142)         (931,833)
   Transfers of death benefits                                                                (53,857)         (101,710)
   Transfers of other terminations                                                           (271,331)         (269,047)
   Interfund and net transfers (to) from general account                                   (1,294,681)        1,117,729
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                            (2,318,246)         (132,275)
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                    (1,053,434)        1,153,091
                                                                                        --------------    --------------

Net assets at end of year                                                               $   6,781,497     $   7,834,931
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     26

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Value Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     1,548,281 shares (cost $10,547,217)     $  13,095,527       Dividend income                           $    171,152
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                171,152
                                                                                                          --------------
Net assets                                   $  13,095,527   Expenses:
                                             --------------
                                                                 Administrative expense                           7,197
                                                                 Mortality and expense risk                     154,563
                                                                 Contract maintenance charge                      1,586
                                                                                                          --------------

                                                                                                                163,346
                                                                                                          --------------

                                                             Net investment income                                7,806

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                1,387,962
                                                             Change in net unrealized appreciation on
                                                                  investments                                 1,416,229
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   2,811,997
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   9,777,528     $  10,374,251

Net increase in net assets resulting from operations                                        2,811,997         1,247,090

Capital shares transactions
   Net premiums                                                                             2,477,615           314,133
   Transfers of policy loans                                                                     (932)           (5,561)
   Transfers of surrenders                                                                 (1,201,075)       (1,146,376)
   Transfers of death benefits                                                               (143,670)         (170,425)
   Transfers of other terminations                                                           (436,795)         (363,762)
   Interfund and net transfers to general account                                            (189,141)         (471,822)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    506,002        (1,843,813)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                     3,317,999          (596,723)
                                                                                        --------------    --------------

Net assets at end of year                                                               $  13,095,527     $   9,777,528
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     27

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Income & Growth Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     350,734 shares (cost $2,900,143)        $   3,216,226       Dividend income                            $    42,428
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 42,428
                                                                                                          --------------
Net assets                                   $   3,216,226   Expenses:
                                             --------------
                                                                 Administrative expense                           1,740
                                                                 Mortality and expense risk                      37,440
                                                                 Contract maintenance charge                        502
                                                                                                          --------------

                                                                                                                 39,682
                                                                                                          --------------

                                                             Net investment income                                2,746

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  334,419
                                                             Change in net unrealized appreciation on
                                                                  investments                                   241,619
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    578,784
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,358,597     $   1,523,306

Net increase in net assets resulting from operations                                          578,784           185,970

Capital shares transactions
   Net premiums                                                                                49,682             8,626
   Transfers of policy loans                                                                     (112)             (508)
   Transfers of surrenders                                                                   (170,286)         (172,943)
   Transfers of death benefits                                                                (16,959)             (826)
   Transfers of other terminations                                                            (86,007)          (64,247)
   Interfund and net transfers from (to) general account                                    1,502,527          (120,781)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                  1,278,845          (350,679)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                     1,857,629          (164,709)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   3,216,226     $   1,358,597
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     28

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Inflation Protection Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     788,369 shares (cost $9,049,384)        $   8,238,451       Dividend income                           $    159,464
                                                                 Capital gains distributions                    361,426
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                520,890
                                                                                                          --------------
Net assets                                   $   8,238,451   Expenses:
                                             --------------
                                                                 Administrative expense                           2,397
                                                                 Mortality and expense risk                     130,887
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                133,284
                                                                                                          --------------

                                                             Net investment income                              387,606

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                (160,236)
                                                             Change in net unrealized depreciation on
                                                                  investments                                (1,213,669)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (986,299)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $  10,034,845     $  11,267,059

Net (decrease) increase in net assets resulting from operations                              (986,299)          599,816

Capital shares transactions
   Net premiums                                                                               837,538           949,979
   Transfers of policy loans                                                                     (104)           (8,394)
   Transfers of surrenders                                                                   (781,764)         (781,934)
   Transfers of death benefits                                                               (380,962)          (56,679)
   Transfers of other terminations                                                           (333,395)         (323,512)
   Interfund and net transfers to general account                                            (151,408)       (1,611,490)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (810,095)       (1,832,030)
                                                                                        --------------    --------------

Total decrease in net assets                                                               (1,796,394)       (1,232,214)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   8,238,451     $  10,034,845
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     29

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Large Company Value Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     104,208 shares (cost $1,273,392)        $   1,443,283       Dividend income                            $    24,967
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 24,967
                                                                                                          --------------
Net assets                                   $   1,443,283   Expenses:
                                             --------------
                                                                 Administrative expense                             742
                                                                 Mortality and expense risk                      32,189
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 32,931
                                                                                                          --------------

                                                             Net investment loss                                 (7,964)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  272,481
                                                             Change in net unrealized appreciation on
                                                                  investments                                   103,570
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    368,087
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    791,069     $   1,514,112

Net increase in net assets resulting from operations                                          368,087           113,766

Capital shares transactions
   Net premiums                                                                                67,948             9,990
   Transfers of policy loans                                                                       86                (1)
   Transfers of surrenders                                                                   (181,978)          (35,956)
   Transfers of death benefits                                                                      -              (688)
   Transfers of other terminations                                                            (94,537)          (21,270)
   Interfund and net transfers from (to) general account                                      492,608          (788,884)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    284,127          (836,809)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       652,214          (723,043)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,443,283      $    791,069
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     30

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Mid Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     161,243 shares (cost $2,796,352)        $   2,979,762       Dividend income                            $    17,766
                                                                 Capital gains distributions                     18,613
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 36,379
                                                                                                          --------------
Net assets                                   $   2,979,762   Expenses:
                                             --------------
                                                                 Administrative expense                             374
                                                                 Mortality and expense risk                      33,599
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 33,973
                                                                                                          --------------

                                                             Net investment income                                2,406

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  269,980
                                                             Change in net unrealized appreciation on
                                                                  investments                                   125,819
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    398,205
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    965,155      $    787,233

Net increase in net assets resulting from operations                                          398,205           111,509

Capital shares transactions
   Net premiums                                                                             1,310,451            16,132
   Transfers of policy loans                                                                       31                 -
   Transfers of surrenders                                                                   (165,189)          (54,430)
   Transfers of death benefits                                                                (11,862)          (56,393)
   Transfers of other terminations                                                            (89,739)          (28,355)
   Interfund and net transfers from general account                                           572,710           189,459
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             1,616,402            66,413
                                                                                        --------------    --------------

Total increase in net assets                                                                2,014,607           177,922
                                                                                        --------------    --------------

Net assets at end of year                                                               $   2,979,762      $    965,155
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     31

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Ultra Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     110,997 shares (cost $1,406,612)        $   1,611,682       Dividend income                            $     1,514
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,514
                                                                                                          --------------
Net assets                                   $   1,611,682   Expenses:
                                             --------------
                                                                 Administrative expense                             588
                                                                 Mortality and expense risk                      24,851
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 25,439
                                                                                                          --------------

                                                             Net investment loss                                (23,925)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  114,608
                                                             Change in net unrealized appreciation on
                                                                  investments                                   189,582
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    280,265
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    276,642      $    368,838

Net increase in net assets resulting from operations                                          280,265            17,002

Capital shares transactions
   Net premiums                                                                               168,937             3,656
   Transfers of policy loans                                                                       23                 -
   Transfers of surrenders                                                                   (232,434)          (36,571)
   Transfers of death benefits                                                                 (3,520)                -
   Transfers of other terminations                                                            (75,691)           (8,846)
   Interfund and net transfers from (to) general account                                    1,197,460           (67,437)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                  1,054,775          (109,198)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                     1,335,040           (92,196)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,611,682      $    276,642
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     32

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Research Series
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     22,140 shares (cost $375,677)            $    635,309       Dividend income                            $     1,809
                                                                 Capital gains distributions                      1,371
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  3,180
                                                                                                          --------------
Net assets                                    $    635,309   Expenses:
                                             --------------
                                                                 Administrative expense                             796
                                                                 Mortality and expense risk                       7,534
                                                                 Contract maintenance charge                        699
                                                                                                          --------------

                                                                                                                  9,029
                                                                                                          --------------

                                                             Net investment loss                                 (5,849)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   61,722
                                                             Change in net unrealized appreciation on
                                                                  investments                                   100,977
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    156,850
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    547,633      $    602,812

Net increase in net assets resulting from operations                                          156,850            86,004

Capital shares transactions
   Net premiums                                                                                21,666             2,574
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (95,525)          (81,856)
   Transfers of death benefits                                                                 (7,351)          (16,198)
   Transfers of other terminations                                                             (5,126)          (29,061)
   Interfund and net transfers from (to) general account                                       17,162           (16,642)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                               (69,174)         (141,183)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                        87,676           (55,179)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    635,309      $    547,633
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     33

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Growth Series
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     59,334 shares (cost $1,656,020)         $   2,293,636       Dividend income                            $     2,666
                                                                 Capital gains distributions                      9,078
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 11,744
                                                                                                          --------------
Net assets                                   $   2,293,636   Expenses:
                                             --------------
                                                                 Administrative expense                           1,787
                                                                 Mortality and expense risk                      17,031
                                                                 Contract maintenance charge                      1,687
                                                                                                          --------------

                                                                                                                 20,505
                                                                                                          --------------

                                                             Net investment loss                                 (8,761)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  127,918
                                                             Change in net unrealized appreciation on
                                                                  investments                                   290,122
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    409,279
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,204,840     $   1,287,890

Net increase in net assets resulting from operations                                          409,279           189,179

Capital shares transactions
   Net premiums                                                                                15,278            31,273
   Transfers of policy loans                                                                     (694)                -
   Transfers of surrenders                                                                   (170,892)         (261,123)
   Transfers of death benefits                                                                 (6,103)           (7,482)
   Transfers of other terminations                                                            (39,965)          (32,748)
   Interfund and net transfers from (to) general account                                      881,893            (2,149)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    679,517          (272,229)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                     1,088,796           (83,050)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   2,293,636     $   1,204,840
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     34

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     12,112 shares (cost $246,886)            $    362,046       Dividend income                            $     3,392
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  3,392
                                                                                                          --------------
Net assets                                    $    362,046   Expenses:
                                             --------------
                                                                 Administrative expense                             375
                                                                 Mortality and expense risk                       4,083
                                                                 Contract maintenance charge                        306
                                                                                                          --------------

                                                                                                                  4,764
                                                                                                          --------------

                                                             Net investment loss                                 (1,372)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   15,557
                                                             Change in net unrealized appreciation on
                                                                  investments                                    68,726
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    82,911
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    272,787      $    286,314

Net increase in net assets resulting from operations                                           82,911            45,339

Capital shares transactions
   Net premiums                                                                                   378               654
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (18,669)          (28,458)
   Transfers of death benefits                                                                      -           (12,807)
   Transfers of other terminations                                                             (6,967)          (17,907)
   Interfund and net transfers from (to) general account                                       31,606              (348)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      6,348           (58,866)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                        89,259           (13,527)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    362,046      $    272,787
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     35

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - New Discovery Series
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     153,088 shares (cost $2,553,265)        $   3,326,152       Dividend income                              $       -
                                                                 Capital gains distributions                     25,436
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 25,436
                                                                                                          --------------
Net assets                                   $   3,326,152   Expenses:
                                             --------------
                                                                 Administrative expense                           3,557
                                                                 Mortality and expense risk                      45,905
                                                                 Contract maintenance charge                      1,417
                                                                                                          --------------

                                                                                                                 50,879
                                                                                                          --------------

                                                             Net investment loss                                (25,443)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  322,457
                                                             Change in net unrealized appreciation on
                                                                  investments                                   814,634
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   1,111,648
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   2,775,785     $   2,477,406

Net increase in net assets resulting from operations                                        1,111,648           407,626

Capital shares transactions
   Net premiums                                                                               154,435           201,733
   Transfers of policy loans                                                                    1,010              (272)
   Transfers of surrenders                                                                   (439,771)         (416,881)
   Transfers of death benefits                                                                (13,647)           (1,502)
   Transfers of other terminations                                                           (100,955)         (120,011)
   Interfund and net transfers (to) from general account                                     (162,353)          227,686
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (561,281)         (109,247)
                                                                                        --------------    --------------

Total increase in net assets                                                                  550,367           298,379
                                                                                        --------------    --------------

Net assets at end of year                                                               $   3,326,152     $   2,775,785
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     36

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     21,234 shares (cost $247,106)            $    243,125       Dividend income                            $    20,148
                                                                 Capital gains distributions                      8,595
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 28,743
                                                                                                          --------------
Net assets                                    $    243,125     Expenses
                                             --------------
                                                                 Administrative expense                               4
                                                                 Mortality and expense risk                       5,273
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  5,277
                                                                                                          --------------

                                                             Net investment income                               23,466

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                 (30,659)
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (3,981)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (11,174)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     9,815         $       -

Net decrease in net assets resulting from operations                                          (11,174)               (9)

Capital shares transactions
   Net premiums                                                                               518,947             9,824
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (86,765)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (23,465)                -
   Interfund and net transfers to general account                                            (164,233)                -
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               244,484             9,824
                                                                                        --------------    --------------

Total increase in net assets                                                                  233,310             9,815
                                                                                        --------------    --------------

Net assets at end of year                                                                $    243,125       $     9,815
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     37

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Emerging Markets Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     18,960 shares (cost $279,351)            $    270,944       Dividend income                             $      894
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    894
                                                                                                          --------------
Net assets                                    $    270,944     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,209
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,209
                                                                                                          --------------

                                                             Net investment loss                                   (315)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                  (2,377)
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (8,407)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (11,099)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

   Net decrease in net assets resulting from operations                                                         (11,099)

Capital shares transactions
   Net premiums                                                                                                 279,510
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                                 (653)
   Interfund and net transfers from general account                                                               3,186
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 282,043
                                                                                                          --------------

Total increase in net assets                                                                                    270,944
                                                                                                          --------------

Net assets at end of year                                                                                  $    270,944
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     38

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Technology Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     2,909 shares (cost $26,326)               $    30,113       Dividend income                              $       -
                                                                 Capital gains distributions                         11
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                     11
                                                                                                          --------------
Net assets                                     $    30,113     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         135
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    135
                                                                                                          --------------

                                                             Net investment loss                                   (124)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      121
                                                             Change in net unrealized appreciation on
                                                                  investments                                     3,767
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     3,764
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     1,519         $       -

Net increase in net assets resulting from operations                                            3,764                19

Capital shares transactions
   Net premiums                                                                                24,982             1,500
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                  -                 -
   Interfund and net transfers to general account                                                (152)                -
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                                24,830             1,500
                                                                                        --------------    --------------

Total increase in net assets                                                                   28,594             1,519
                                                                                        --------------    --------------

Net assets at end of year                                                                 $    30,113       $     1,519
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     39

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Global Tactical Allocation Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     30,030 shares (cost $467,743)            $    480,178       Dividend income                            $    10,009
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,009
                                                                                                          --------------
Net assets                                    $    480,178     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       5,890
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  5,890
                                                                                                          --------------

                                                             Net investment income                                4,119

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    8,263
                                                             Change in net unrealized appreciation on
                                                                  investments                                    11,905
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    24,287
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    143,346         $       -

Net increase in net assets resulting from operations                                           24,287               498

Capital shares transactions
   Net premiums                                                                               436,564           142,821
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (9,341)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (4,021)                -
   Interfund and net transfers (to) from general account                                     (110,657)               27
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               312,545           142,848
                                                                                        --------------    --------------

Total increase in net assets                                                                  336,832           143,346
                                                                                        --------------    --------------

Net assets at end of year                                                                $    480,178      $    143,346
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     40

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - International Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     63,762 shares (cost $1,284,660)         $   1,375,984       Dividend income                            $     8,463
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  8,463
                                                                                                          --------------
Net assets                                   $   1,375,984     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       7,696
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  7,696
                                                                                                          --------------

                                                             Net investment income                                  767

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   21,766
                                                             Change in net unrealized appreciation on
                                                                  investments                                    84,868
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    107,401
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    86,105         $       -

Net increase in net assets resulting from operations                                          107,401             7,231

Capital shares transactions
   Net premiums                                                                             1,429,576            82,199
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (9,394)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (8,039)             (310)
   Interfund and net transfers to general account                                            (229,665)           (3,015)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             1,182,478            78,874
                                                                                        --------------    --------------

Total increase in net assets                                                                1,289,879            86,105
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,375,984       $    86,105
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     41

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Utilities Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     69,986 shares (cost $1,841,834)         $   1,825,941       Dividend income                            $    30,290
                                                                 Capital gains distributions                     85,638
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                115,928
                                                                                                          --------------
Net assets                                   $   1,825,941     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                      11,111
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 11,111
                                                                                                          --------------

                                                             Net investment income                              104,817

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                   10,576
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (18,775)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    96,618
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    88,847         $       -

Net increase in net assets resulting from operations                                           96,618             3,781

Capital shares transactions
   Net premiums                                                                             1,355,367            86,809
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (23,282)           (1,580)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (50,782)              (73)
   Interfund and net transfers from (to) general account                                      359,173               (90)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             1,640,476            85,066
                                                                                        --------------    --------------

Total increase in net assets                                                                1,737,094            88,847
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,825,941       $    88,847
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     42

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - New Discovery Portfolio Service Class
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     23,491 shares (cost $456,007)            $    523,148       Dividend income                              $       -
                                                                 Capital gains distributions                      5,996
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  5,996
                                                                                                          --------------
Net assets                                    $    523,148     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       3,518
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  3,518
                                                                                                          --------------

                                                             Net investment income                                2,478

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   14,451
                                                             Change in net unrealized appreciation on
                                                                  investments                                    67,004
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    83,933
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     6,355         $       -

Net increase in net assets resulting from operations                                           83,933               223

Capital shares transactions
   Net premiums                                                                               439,701             2,090
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (1,428)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (45,772)                -
   Interfund and net transfers from general account                                            40,359             4,042
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               432,860             6,132
                                                                                        --------------    --------------

Total increase in net assets                                                                  516,793             6,355
                                                                                        --------------    --------------

Net assets at end of year                                                                $    523,148       $     6,355
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     43

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Growth & Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     76,491 shares (cost $1,962,364)         $   2,542,561       Dividend income                            $    13,155
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 13,155
                                                                                                          --------------
Net assets                                   $   2,542,561   Expenses:
                                             --------------
                                                                 Administrative expense                           2,442
                                                                 Mortality and expense risk                      29,423
                                                                 Contract maintenance charge                      1,394
                                                                                                          --------------

                                                                                                                 33,259
                                                                                                          --------------

                                                             Net investment loss                                (20,104)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  104,929
                                                             Change in net unrealized appreciation on
                                                                  investments                                   580,237
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    665,062
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   2,061,210     $   2,323,787

Net increase in net assets resulting from operations                                          665,062           225,672

Capital shares transactions
   Net premiums                                                                                16,500            39,762
   Transfers of policy loans                                                                      826                49
   Transfers of surrenders                                                                   (277,223)         (331,934)
   Transfers of death benefits                                                                 (5,070)          (24,627)
   Transfers of other terminations                                                            (70,831)         (118,673)
   Interfund and net transfers from (to) general account                                      152,087           (52,826)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (183,711)         (488,249)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       481,351          (262,577)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   2,542,561     $   2,061,210
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     44

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     219,614 shares (cost $3,684,995)        $   5,145,566       Dividend income                            $    19,856
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 19,856
                                                                                                          --------------
Net assets                                   $   5,145,566   Expenses:
                                             --------------
                                                                 Administrative expense                           4,508
                                                                 Mortality and expense risk                      69,098
                                                                 Contract maintenance charge                      1,577
                                                                                                          --------------

                                                                                                                 75,183
                                                                                                          --------------

                                                             Net investment loss                                (55,327)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  488,975
                                                             Change in net unrealized appreciation on
                                                                  investments                                   857,596
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   1,291,244
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   5,048,204     $   5,819,068

Net increase in net assets resulting from operations                                        1,291,244           661,733

Capital shares transactions
   Net premiums                                                                               125,710            50,706
   Transfers of policy loans                                                                    3,154           (12,001)
   Transfers of surrenders                                                                   (935,405)       (1,005,407)
   Transfers of death benefits                                                                (39,082)          (67,823)
   Transfers of other terminations                                                           (142,283)         (171,754)
   Interfund and net transfers to general account                                            (205,976)         (226,318)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                            (1,193,882)       (1,432,597)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                        97,362          (770,864)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   5,145,566     $   5,048,204
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     45

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - International Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     1,318,834 shares (cost $10,505,678)     $  13,293,844       Dividend income                           $    228,666
                                                                 Capital gains distributions                  1,035,646
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                              1,264,312
                                                                                                          --------------
Net assets                                   $  13,293,844   Expenses:
                                             --------------
                                                                 Administrative expense                           5,337
                                                                 Mortality and expense risk                     178,527
                                                                 Contract maintenance charge                        471
                                                                                                          --------------

                                                                                                                184,335
                                                                                                          --------------

                                                             Net investment income                            1,079,977

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                1,287,569
                                                             Change in net unrealized appreciation on
                                                                  investments                                   994,017
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   3,361,563
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $  12,383,333     $  10,954,539

Net increase in net assets resulting from operations                                        3,361,563         2,049,497

Capital shares transactions
   Net premiums                                                                               188,244           527,177
   Transfers of policy loans                                                                   (6,167)             (736)
   Transfers of surrenders                                                                 (1,157,220)       (1,036,868)
   Transfers of death benefits                                                               (104,132)          (72,727)
   Transfers of other terminations                                                           (403,548)         (455,504)
   Interfund and net transfers to (from) general account                                     (968,229)          417,955
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                            (2,451,052)         (620,703)
                                                                                        --------------    --------------

Total increase in net assets                                                                  910,511         1,428,794
                                                                                        --------------    --------------

Net assets at end of year                                                               $  13,293,844     $  12,383,333
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     46

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     93,108 shares (cost $1,181,665)         $   1,146,156       Dividend income                            $    52,440
                                                                 Capital gains distributions                     19,219
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 71,659
                                                                                                          --------------
Net assets                                   $   1,146,156     Expenses
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                       6,384
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  6,385
                                                                                                          --------------

                                                             Net investment income                               65,274

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                      961
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (34,219)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    32,016
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    20,451         $       -

Net increase in net assets resulting from operations                                           32,016                49

Capital shares transactions
   Net premiums                                                                               859,019            20,402
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (65,510)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (21,272)                -
   Interfund and net transfers from general account                                           321,452                 -
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             1,093,689            20,402
                                                                                        --------------    --------------

Total increase in net assets                                                                1,125,705            20,451
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,146,156       $    20,451
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     47

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     13,937 shares (cost $305,196)            $    293,099       Dividend income                             $      650
                                                                 Capital gains distributions                     33,465
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 34,115
                                                                                                          --------------
Net assets                                    $    293,099     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         966
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    966
                                                                                                          --------------

                                                             Net investment income                               33,149

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                      886
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (12,097)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    21,938
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                             21,938

Capital shares transactions
   Net premiums                                                                                                 265,556
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                               (5,182)
   Interfund and net transfers from general account                                                              10,787
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 271,161
                                                                                                          --------------

Total increase in net assets                                                                                    293,099
                                                                                                          --------------

Net assets at end of year                                                                                  $    293,099
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     48

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Developing Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     18,846 shares (cost $461,304)            $    447,411       Dividend income                              $       -
                                                                 Capital gains distributions                     33,631
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 33,631
                                                                                                          --------------
Net assets                                    $    447,411     Expenses
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                       1,352
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,353
                                                                                                          --------------

                                                             Net investment income                               32,278

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                    6,135
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (13,892)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    24,521
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                             24,521

Capital shares transactions
   Net premiums                                                                                                 403,645
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                      (16,882)
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                                 (459)
   Interfund and net transfers from general account                                                              36,586
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 422,890
                                                                                                          --------------

Total increase in net assets                                                                                    447,411
                                                                                                          --------------

Net assets at end of year                                                                                  $    447,411
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     49

Midland National Life Insurance Company
Separate Account C
Alger Fund - LargeCap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     175,478 shares (cost $7,823,977)        $  11,018,234       Dividend income                            $    78,110
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 78,110
                                                                                                          --------------
Net assets                                   $  11,018,234   Expenses:
                                             --------------
                                                                 Administrative expense                           4,675
                                                                 Mortality and expense risk                     126,859
                                                                 Contract maintenance charge                        525
                                                                                                          --------------

                                                                                                                132,059
                                                                                                          --------------

                                                             Net investment loss                                (53,949)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  696,670
                                                             Change in net unrealized appreciation on
                                                                  investments                                 1,993,326
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   2,636,047
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   8,247,573     $   8,850,097

Net increase in net assets resulting from operations                                        2,636,047           716,970

Capital shares transactions
   Net premiums                                                                               147,855           309,292
   Transfers of policy loans                                                                   (1,998)           (3,754)
   Transfers of surrenders                                                                   (809,198)         (719,453)
   Transfers of death benefits                                                                (84,325)          (77,480)
   Transfers of other terminations                                                           (270,718)         (330,301)
   Interfund and net transfers from (to) general account                                    1,152,998          (497,798)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    134,614        (1,319,494)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                     2,770,661          (602,524)
                                                                                        --------------    --------------

Net assets at end of year                                                               $  11,018,234     $   8,247,573
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     50

Midland National Life Insurance Company
Separate Account C
Alger Fund - MidCap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     424,003 shares (cost $5,566,766)        $   7,780,452       Dividend income                            $    23,344
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 23,344
                                                                                                          --------------
Net assets                                   $   7,780,452   Expenses:
                                             --------------
                                                                 Administrative expense                           4,882
                                                                 Mortality and expense risk                     101,844
                                                                 Contract maintenance charge                        855
                                                                                                          --------------

                                                                                                                107,581
                                                                                                          --------------

                                                             Net investment loss                                (84,237)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  611,914
                                                             Change in net unrealized appreciation on
                                                                  investments                                 1,625,480
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   2,153,157
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   6,877,224     $   6,773,234

Net increase in net assets resulting from operations                                        2,153,157           972,870

Capital shares transactions
   Net premiums                                                                               121,937           324,348
   Transfers of policy loans                                                                   (1,450)           (1,265)
   Transfers of surrenders                                                                   (628,326)         (739,856)
   Transfers of death benefits                                                                (71,308)          (43,277)
   Transfers of other terminations                                                           (215,439)         (238,626)
   Interfund and net transfers to general account                                            (455,343)         (170,204)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                            (1,249,929)         (868,880)
                                                                                        --------------    --------------

Total increase in net assets                                                                  903,228           103,990
                                                                                        --------------    --------------

Net assets at end of year                                                               $   7,780,452     $   6,877,224
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     51

Midland National Life Insurance Company
Separate Account C
Alger Fund - Capital Appreciation Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     85,528 shares (cost $5,473,085)         $   6,278,603       Dividend income                            $    20,538
                                                                 Capital gains distributions                    641,509
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                662,047
                                                                                                          --------------
Net assets                                   $   6,278,603   Expenses:
                                             --------------
                                                                 Administrative expense                           3,924
                                                                 Mortality and expense risk                      57,185
                                                                 Contract maintenance charge                      1,334
                                                                                                          --------------

                                                                                                                 62,443
                                                                                                          --------------

                                                             Net investment income                              599,604

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  250,013
                                                             Change in net unrealized appreciation on
                                                                  investments                                   375,108
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   1,224,725
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   3,805,780     $   3,504,103

Net increase in net assets resulting from operations                                        1,224,725           649,730

Capital shares transactions
   Net premiums                                                                                32,977           179,901
   Transfers of policy loans                                                                      412                25
   Transfers of surrenders                                                                   (216,275)         (556,290)
   Transfers of death benefits                                                                (64,403)           (9,066)
   Transfers of other terminations                                                           (134,144)         (164,704)
   Interfund and net transfers from general account                                         1,629,531           202,081
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                  1,248,098          (348,053)
                                                                                        --------------    --------------

Total increase in net assets                                                                2,472,823           301,677
                                                                                        --------------    --------------

Net assets at end of year                                                               $   6,278,603     $   3,805,780
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     52

Midland National Life Insurance Company
Separate Account C
Alger Fund - SmallCap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     41,644 shares (cost $1,205,401)         $   1,359,250       Dividend income                              $       -
                                                                 Capital gains distributions                    165,667
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                165,667
                                                                                                          --------------
Net assets                                   $   1,359,250   Expenses:
                                             --------------
                                                                 Administrative expense                           1,550
                                                                 Mortality and expense risk                      16,914
                                                                 Contract maintenance charge                        530
                                                                                                          --------------

                                                                                                                 18,994
                                                                                                          --------------

                                                             Net investment income                              146,673

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   82,296
                                                             Change in net unrealized appreciation on
                                                                  investments                                   145,811
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    374,780
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,281,543     $   1,482,858

Net increase in net assets resulting from operations                                          374,780           147,679

Capital shares transactions
   Net premiums                                                                                 6,017            38,556
   Transfers of policy loans                                                                      374               362
   Transfers of surrenders                                                                   (155,569)         (214,070)
   Transfers of death benefits                                                                      -           (55,596)
   Transfers of other terminations                                                            (32,428)          (29,094)
   Interfund and net transfers to general account                                            (115,467)          (89,152)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (297,073)         (348,994)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                        77,707          (201,315)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,359,250     $   1,281,543
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     53

Midland National Life Insurance Company
Separate Account C
Alger Fund - Capital Appreciation Portfolio Class S
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     78,133 shares (cost $5,354,065)         $   5,589,602       Dividend income                            $     5,245
                                                                 Capital gains distributions                    554,442
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                559,687
                                                                                                          --------------
Net assets                                   $   5,589,602     Expenses
                                             --------------
                                                                 Administrative expense                               8
                                                                 Mortality and expense risk                      34,099
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 34,107
                                                                                                          --------------

                                                             Net investment income                              525,580

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   22,507
                                                             Change in net unrealized appreciation on
                                                                  investments                                   232,252
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    780,339
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    320,684         $       -

Net increase in net assets resulting from operations                                          780,339             4,652

Capital shares transactions
   Net premiums                                                                             4,730,981           317,445
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (26,863)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                           (187,132)           (3,026)
   Interfund and net transfers (to) from general account                                      (28,407)            1,613
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             4,488,579           316,032
                                                                                        --------------    --------------

Total increase in net assets                                                                5,268,918           320,684
                                                                                        --------------    --------------

Net assets at end of year                                                               $   5,589,602      $    320,684
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     54

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. - Mid Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     33,096 shares (cost $1,218,906)         $   1,249,055       Dividend income                              $       -
                                                                 Capital gains distributions                    133,640
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                133,640
                                                                                                          --------------
Net assets                                   $   1,249,055   Expenses:
                                             --------------
                                                                 Administrative expense                             416
                                                                 Mortality and expense risk                      17,029
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 17,445
                                                                                                          --------------

                                                             Net investment income                              116,195

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   96,083
                                                             Change in net unrealized appreciation on
                                                                  investments                                   102,889
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    315,167
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    856,895      $    723,996

Net increase in net assets resulting from operations                                          315,167            57,361

Capital shares transactions
   Net premiums                                                                               197,916            45,613
   Transfers of policy loans                                                                       30                27
   Transfers of surrenders                                                                    (56,692)         (133,835)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (44,949)          (13,249)
   Interfund and net transfers (to) from general account                                      (19,312)          176,982
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                                76,993            75,538
                                                                                        --------------    --------------

Total increase in net assets                                                                  392,160           132,899
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,249,055      $    856,895
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     55

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. - Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     46,418 shares (cost $990,117)           $   1,219,869       Dividend income                             $      879
                                                                 Capital gains distributions                     72,345
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 73,224
                                                                                                          --------------
Net assets                                   $   1,219,869   Expenses:
                                             --------------
                                                                 Administrative expense                             108
                                                                 Mortality and expense risk                      14,331
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 14,439
                                                                                                          --------------

                                                             Net investment income                               58,785

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   12,335
                                                             Change in net unrealized appreciation on
                                                                  investments                                   174,558
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    245,678
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    758,074      $    727,798

Net increase in net assets resulting from operations                                          245,678            98,355

Capital shares transactions
   Net premiums                                                                                86,576             1,381
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,105)          (39,141)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (11,270)           (9,007)
   Interfund and net transfers from (to) general account                                      147,916           (21,312)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    216,117           (68,079)
                                                                                        --------------    --------------

Total increase in net assets                                                                  461,795            30,276
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,219,869      $    758,074
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     56

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Technology Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     25,719 shares (cost $436,370)            $    499,465       Dividend income                              $       -
                                                                 Capital gains distributions                     38,233
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 38,233
                                                                                                          --------------
Net assets                                    $    499,465   Expenses:
                                             --------------
                                                                 Administrative expense                             351
                                                                 Mortality and expense risk                       7,110
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  7,461
                                                                                                          --------------

                                                             Net investment income                               30,772

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   24,395
                                                             Change in net unrealized appreciation on
                                                                  investments                                    50,484
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    105,651
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    529,133      $    908,911

Net increase in net assets resulting from operations                                          105,651            94,134

Capital shares transactions
   Net premiums                                                                                 6,347            10,602
   Transfers of policy loans                                                                        -                (2)
   Transfers of surrenders                                                                   (108,715)         (302,034)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (15,038)          (58,309)
   Interfund and net transfers to general account                                             (17,913)         (124,169)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (135,319)         (473,912)
                                                                                        --------------    --------------

Total decrease in net assets                                                                  (29,668)         (379,778)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    499,465      $    529,133
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     57

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Utilities Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     83,152 shares (cost $1,322,122)         $   1,416,087       Dividend income                            $    39,549
                                                                 Capital gains distributions                     27,543
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 67,092
                                                                                                          --------------
Net assets                                   $   1,416,087   Expenses:
                                             --------------
                                                                 Administrative expense                             563
                                                                 Mortality and expense risk                      20,325
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 20,888
                                                                                                          --------------

                                                             Net investment income                               46,204

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   49,685
                                                             Change in net unrealized appreciation on
                                                                  investments                                    26,044
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    121,933
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,338,589     $   1,442,706

Net increase in net assets resulting from operations                                          121,933            18,524

Capital shares transactions
   Net premiums                                                                                23,475            51,486
   Transfers of policy loans                                                                      149              (164)
   Transfers of surrenders                                                                    (57,835)          (90,486)
   Transfers of death benefits                                                                 (1,071)           (2,935)
   Transfers of other terminations                                                            (42,911)          (37,161)
   Interfund and net transfers from (to) general account                                       33,758           (43,381)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                               (44,435)         (122,641)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                        77,498          (104,117)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,416,087     $   1,338,589
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     58

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Diversified Dividend Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     26,590 shares (cost $485,271)            $    556,521       Dividend income                            $    12,185
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 12,185
                                                                                                          --------------
Net assets                                    $    556,521   Expenses:
                                             --------------
                                                                 Administrative expense                             769
                                                                 Mortality and expense risk                      15,649
                                                                 Contract maintenance charge                         74
                                                                                                          --------------

                                                                                                                 16,492
                                                                                                          --------------

                                                             Net investment loss                                 (4,307)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                  258,031
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (3,015)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    250,709
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    546,170      $    691,602

Net increase in net assets resulting from operations                                          250,709           101,917

Capital shares transactions
   Net premiums                                                                                11,121            10,136
   Transfers of policy loans                                                                     (516)                -
   Transfers of surrenders                                                                    (87,553)          (97,283)
   Transfers of death benefits                                                                 (2,917)           (2,230)
   Transfers of other terminations                                                            (49,203)          (46,115)
   Interfund and net transfers to general account                                            (111,290)         (111,857)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (240,358)         (247,349)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                        10,351          (145,432)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    556,521      $    546,170
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     59

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Global Health Care Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     53,255 shares (cost $1,139,739)         $   1,561,425       Dividend income                            $     8,802
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  8,802
                                                                                                          --------------
Net assets                                   $   1,561,425   Expenses:
                                             --------------
                                                                 Administrative expense                             736
                                                                 Mortality and expense risk                      17,855
                                                                 Contract maintenance charge                        103
                                                                                                          --------------

                                                                                                                 18,694
                                                                                                          --------------

                                                             Net investment loss                                 (9,892)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  151,430
                                                             Change in net unrealized appreciation on
                                                                  investments                                   262,073
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    403,611
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,046,351      $    893,103

Net increase in net assets resulting from operations                                          403,611           174,144

Capital shares transactions
   Net premiums                                                                                29,764            22,057
   Transfers of policy loans                                                                    1,367               687
   Transfers of surrenders                                                                   (156,163)         (232,807)
   Transfers of death benefits                                                                (10,946)                -
   Transfers of other terminations                                                            (31,705)          (47,963)
   Interfund and net transfers from general account                                           279,146           237,130
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    111,463           (20,896)
                                                                                        --------------    --------------

Total increase in net assets                                                                  515,074           153,248
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,561,425     $   1,046,351
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     60

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Global Real Estate Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     34,505 shares (cost $521,273)            $    514,129       Dividend income                            $    20,375
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 20,375
                                                                                                          --------------
Net assets                                    $    514,129   Expenses:
                                             --------------
                                                                 Administrative expense                             315
                                                                 Mortality and expense risk                      18,344
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 18,659
                                                                                                          --------------

                                                             Net investment income                                1,716

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                   62,065
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (63,598)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $      183
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    722,234      $    262,657

Net increase in net assets resulting from operations                                              183            94,542

Capital shares transactions
   Net premiums                                                                                   827               590
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (71,240)          (13,882)
   Transfers of death benefits                                                                (12,461)           (5,329)
   Transfers of other terminations                                                            (24,608)           (9,557)
   Interfund and net transfers (to) from general account                                     (100,806)          393,213
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (208,288)          365,035
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                      (208,105)          459,577
                                                                                        --------------    --------------

Net assets at end of year                                                                $    514,129      $    722,234
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     61

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - International Growth Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     13,129 shares (cost $408,380)            $    457,938       Dividend income                            $     4,065
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  4,065
                                                                                                          --------------
Net assets                                    $    457,938   Expenses:
                                             --------------
                                                                 Administrative expense                             222
                                                                 Mortality and expense risk                      12,455
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 12,677
                                                                                                          --------------

                                                             Net investment loss                                 (8,612)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   46,702
                                                             Change in net unrealized appreciation on
                                                                  investments                                    28,457
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    66,547
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    491,298      $    242,008

Net increase in net assets resulting from operations                                           66,547            30,926

Capital shares transactions
   Net premiums                                                                                    15                 1
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (153,139)          (10,084)
   Transfers of death benefits                                                                 (9,235)          (46,992)
   Transfers of other terminations                                                            (17,712)           (9,331)
   Interfund and net transfers from general account                                            80,164           284,770
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (99,907)          218,364
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                       (33,360)          249,290
                                                                                        --------------    --------------

Net assets at end of year                                                                $    457,938      $    491,298
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     62

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Mid Cap Core Equity Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     19,853 shares (cost $280,239)            $    296,804       Dividend income                            $     2,086
                                                                 Capital gains distributions                     28,992
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 31,078
                                                                                                          --------------
Net assets                                    $    296,804   Expenses:
                                             --------------
                                                                 Administrative expense                             165
                                                                 Mortality and expense risk                       7,528
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  7,693
                                                                                                          --------------

                                                             Net investment income                               23,385

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   33,512
                                                             Change in net unrealized appreciation on
                                                                  investments                                     8,015
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    64,912
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    185,193      $    822,620

Net increase in net assets resulting from operations                                           64,912            16,067

Capital shares transactions
   Net premiums                                                                                   215             7,132
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (32,854)          (89,229)
   Transfers of death benefits                                                                (14,882)                -
   Transfers of other terminations                                                             (6,474)           (3,046)
   Interfund and net transfers from (to) general account                                      100,694          (568,351)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     46,699          (653,494)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       111,611          (637,427)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    296,804      $    185,193
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     63

Midland National Life Insurance Company
Separate Account C
J. P. Morgan Series Trust II - Core Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     407,065 shares (cost $4,650,140)        $   4,514,348       Dividend income                           $    229,127
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                229,127
                                                                                                          --------------
Net assets                                   $   4,514,348   Expenses:
                                             --------------
                                                                 Administrative expense                           1,576
                                                                 Mortality and expense risk                      72,489
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 74,065
                                                                                                          --------------

                                                             Net investment income                              155,062

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                 (91,606)
                                                             Change in net unrealized depreciation on
                                                                  investments                                  (192,508)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (129,052)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   5,257,904     $   6,974,366

Net (decrease) increase in net assets resulting from operations                              (129,052)          262,586

Capital shares transactions
   Net premiums                                                                                66,937           285,867
   Transfers of policy loans                                                                      (22)           (1,013)
   Transfers of surrenders                                                                   (497,778)         (726,238)
   Transfers of death benefits                                                                (86,727)          (69,466)
   Transfers of other terminations                                                           (227,148)         (224,497)
   Interfund and net transfers from (to) general account                                      130,234        (1,243,701)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (614,504)       (1,979,048)
                                                                                        --------------    --------------

Total decrease in net assets                                                                 (743,556)       (1,716,462)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   4,514,348     $   5,257,904
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     64

Midland National Life Insurance Company
Separate Account C
J. P. Morgan Series Trust II - Small Cap Core Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     178,825 shares (cost $3,534,620)        $   4,297,164       Dividend income                            $    28,489
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 28,489
                                                                                                          --------------
Net assets                                   $   4,297,164   Expenses:
                                             --------------
                                                                 Administrative expense                           1,293
                                                                 Mortality and expense risk                      49,547
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 50,840
                                                                                                          --------------

                                                             Net investment loss                                (22,351)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  659,988
                                                             Change in net unrealized appreciation on
                                                                  investments                                   519,837
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   1,157,474
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   2,847,401     $   2,529,380

Net increase in net assets resulting from operations                                        1,157,474           421,754

Capital shares transactions
   Net premiums                                                                                80,279           253,738
   Transfers of policy loans                                                                     (912)              (61)
   Transfers of surrenders                                                                   (248,852)         (258,945)
   Transfers of death benefits                                                                (35,709)          (17,580)
   Transfers of other terminations                                                           (117,960)         (103,840)
   Interfund and net transfers from general account                                           615,443            22,955
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    292,289          (103,733)
                                                                                        --------------    --------------

Total increase in net assets                                                                1,449,763           318,021
                                                                                        --------------    --------------

Net assets at end of year                                                               $   4,297,164     $   2,847,401
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     65

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Nova Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     3,059 shares (cost $317,632)             $    402,657       Dividend income                             $      369
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    369
                                                                                                          --------------
Net assets                                    $    402,657   Expenses:
                                             --------------
                                                                 Administrative expense                             141
                                                                 Mortality and expense risk                       7,119
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  7,260
                                                                                                          --------------

                                                             Net investment loss                                 (6,891)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   72,297
                                                             Change in net unrealized appreciation on
                                                                  investments                                    79,764
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    145,170
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    474,062      $    167,330

Net increase in net assets resulting from operations                                          145,170            62,840

Capital shares transactions
   Net premiums                                                                                 4,797             8,982
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (53,081)          (79,803)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (16,586)          (33,724)
   Interfund and net transfers (to) from general account                                     (151,705)          348,437
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (216,575)          243,892
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                       (71,405)          306,732
                                                                                        --------------    --------------

Net assets at end of year                                                                $    402,657      $    474,062
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     66

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - NASDAQ - 100 Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     70,078 shares (cost $1,966,570)         $   2,128,283       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                   $   2,128,283   Expenses:
                                             --------------
                                                                 Administrative expense                             398
                                                                 Mortality and expense risk                      11,568
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 11,966
                                                                                                          --------------

                                                             Net investment loss                                (11,966)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   58,730
                                                             Change in net unrealized appreciation on
                                                                  investments                                   162,595
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    209,359
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    652,881      $    379,509

Net increase in net assets resulting from operations                                          209,359           126,037

Capital shares transactions
   Net premiums                                                                                35,512            87,378
   Transfers of policy loans                                                                       56                87
   Transfers of surrenders                                                                   (161,190)         (223,011)
   Transfers of death benefits                                                                 (8,821)                -
   Transfers of other terminations                                                            (26,406)          (49,968)
   Interfund and net transfers from general account                                         1,426,892           332,849
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             1,266,043           147,335
                                                                                        --------------    --------------

Total increase in net assets                                                                1,475,402           273,372
                                                                                        --------------    --------------

Net assets at end of year                                                               $   2,128,283      $    652,881
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     67

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - U.S. Government Money Market Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     324,918 shares (cost $324,918)           $    324,918       Dividend income                              $       -
                                                                 Capital gains distributions                          3
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      3
                                                                                                          --------------
Net assets                                    $    324,918   Expenses:
                                             --------------
                                                                 Administrative expense                             190
                                                                 Mortality and expense risk                      11,808
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 11,998
                                                                                                          --------------

                                                             Net investment loss                                (11,995)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                        -
                                                             Change in net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (11,995)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    752,934     $   1,072,590

Net decrease in net assets resulting from operations                                          (11,995)          (15,855)

Capital shares transactions
   Net premiums                                                                                 2,875            68,127
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (156,345)           (3,872)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (43,957)          (22,876)
   Interfund and net transfers to general account                                            (218,594)         (345,180)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (416,021)         (303,801)
                                                                                        --------------    --------------

Total decrease in net assets                                                                 (428,016)         (319,656)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    324,918      $    752,934
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     68

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     17,442 shares (cost $519,211)            $    340,299       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    340,299   Expenses:
                                             --------------
                                                                 Administrative expense                             212
                                                                 Mortality and expense risk                       6,171
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  6,383
                                                                                                          --------------

                                                             Net investment loss                                 (6,383)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                 (77,155)
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (68,173)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (151,711)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    506,354      $    728,375

Net decrease in net assets resulting from operations                                         (151,711)         (141,786)

Capital shares transactions
   Net premiums                                                                                 2,297             3,126
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (31,767)         (123,941)
   Transfers of death benefits                                                                      -              (463)
   Transfers of other terminations                                                             (7,330)          (20,932)
   Interfund and net transfers from general account                                            22,456            61,975
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                               (14,344)          (80,235)
                                                                                        --------------    --------------

Total decrease in net assets                                                                 (166,055)         (222,021)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    340,299      $    506,354
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     69

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Inverse NASDAQ-100 Strategy Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     89,477 shares (cost $891,234)            $    548,496       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    548,496   Expenses:
                                             --------------
                                                                 Administrative expense                             787
                                                                 Mortality and expense risk                      12,577
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 13,364
                                                                                                          --------------

                                                             Net investment loss                                (13,364)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                (380,837)
                                                             Change in net unrealized appreciation on
                                                                  investments                                    42,687
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (351,514)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,301,890     $   1,399,209

Net decrease in net assets resulting from operations                                         (351,514)         (277,912)

Capital shares transactions
   Net premiums                                                                                   875             3,672
   Transfers of policy loans                                                                        -                96
   Transfers of surrenders                                                                    (18,551)          (14,244)
   Transfers of death benefits                                                                      -            (4,006)
   Transfers of other terminations                                                            (10,551)          (37,170)
   Interfund and net transfers (to) from general account                                     (373,653)          232,245
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (401,880)          180,593
                                                                                        --------------    --------------

Total decrease in net assets                                                                 (753,394)          (97,319)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    548,496     $   1,301,890
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     70

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     20,379 shares (cost $209,760)            $    217,032       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    217,032   Expenses:
                                             --------------
                                                                 Administrative expense                             122
                                                                 Mortality and expense risk                       3,490
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  3,612
                                                                                                          --------------

                                                             Net investment loss                                 (3,612)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                 (19,624)
                                                             Change in net unrealized appreciation on
                                                                  investments                                    35,822
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    12,586
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    140,017      $    303,067

Net increase (decrease) in net assets resulting from operations                                12,586           (15,741)

Capital shares transactions
   Net premiums                                                                                 1,314             3,936
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (160,600)         (103,848)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (12,581)          (11,658)
   Interfund and net transfers from (to) general account                                      236,296           (35,739)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     64,429          (147,309)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                        77,015          (163,050)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    217,032      $    140,017
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     71

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Government Long Bond 1.2x Strategy
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     10,030 shares (cost $134,401)            $    113,239       Dividend income                            $     9,689
                                                                 Capital gains distributions                     10,456
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 20,145
                                                                                                          --------------
Net assets                                    $    113,239   Expenses:
                                             --------------
                                                                 Administrative expense                             154
                                                                 Mortality and expense risk                      21,205
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 21,359
                                                                                                          --------------

                                                             Net investment loss                                 (1,214)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments              (1,311,632)
                                                             Change in net unrealized appreciation on
                                                                  investments                                   117,231
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $  (1,195,615)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    592,678     $   1,013,649

Net decrease in net assets resulting from operations                                       (1,195,615)          (93,831)

Capital shares transactions
   Net premiums                                                                                88,426            29,084
   Transfers of policy loans                                                                        -               289
   Transfers of surrenders                                                                    (71,258)          (40,993)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (66,182)          (84,333)
   Interfund and net transfers from (to) general account                                      765,190          (231,187)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    716,176          (327,140)
                                                                                        --------------    --------------

Total decrease in net assets                                                                 (479,439)         (420,971)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    113,239      $    592,678
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     72

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - NASDAQ-100 2x Strategy Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     98 shares (cost $2,048)                   $     4,433       Dividend income                              $       -
                                                                 Capital gains distributions                        364
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    364
                                                                                                          --------------
Net assets                                     $     4,433   Expenses:
                                             --------------
                                                                 Administrative expense                               3
                                                                 Mortality and expense risk                          70
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                     73
                                                                                                          --------------

                                                             Net investment income                                  291

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                       37
                                                             Change in net unrealized appreciation on
                                                                  investments                                     1,591
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     1,919
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     2,515       $     1,918

Net increase in net assets resulting from operations                                            1,919               598

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                  -                 -
   Interfund and net transfers to general account                                                  (1)               (1)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                                    (1)               (1)
                                                                                        --------------    --------------

Total increase in net assets                                                                    1,918               597
                                                                                        --------------    --------------

Net assets at end of year                                                                 $     4,433       $     2,515
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     73

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - S&P 500 2x Strategy Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     0 shares (cost $0)                          $       -       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                       $       -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                          81
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                     81
                                                                                                          --------------

                                                             Net investment loss                                    (81)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                    7,031
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (4,507)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     2,443
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     8,083       $     6,783

Net increase in net assets resulting from operations                                            2,443             1,734

Capital shares transactions
   Net premiums                                                                                     4                 2
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                (10,530)                -
   Transfers of other terminations                                                                  -              (436)
   Interfund and net transfers to general account                                                   -                 -
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                               (10,526)             (434)
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                        (8,083)            1,300
                                                                                        --------------    --------------

Net assets at end of year                                                                   $       -       $     8,083
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     74

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     133 shares (cost $2,252)                   $      582       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                      $      582   Expenses:
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                          16
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                     17
                                                                                                          --------------

                                                             Net investment loss                                    (17)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                     (35)
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (426)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $     (478)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     1,060       $     1,398

Net decrease in net assets resulting from operations                                             (478)             (338)

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                  -                 -
   Interfund and net transfers to general account                                                   -                 -
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                                     -                 -
                                                                                        --------------    --------------

Total decrease in net assets                                                                     (478)             (338)
                                                                                        --------------    --------------

Net assets at end of year                                                                  $      582       $     1,060
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     75

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Biotechnology Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     10,195 shares (cost $536,622)            $    589,380       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    589,380     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,966
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  2,966
                                                                                                          --------------

                                                             Net investment loss                                 (2,966)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   10,678
                                                             Change in net unrealized appreciation on
                                                                  investments                                    52,775
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    60,487
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     1,451         $       -

Net increase in net assets resulting from operations                                           60,487                83

Capital shares transactions
   Net premiums                                                                               404,497             3,897
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (13,948)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (13,875)                -
   Interfund and net transfers from (to) general account                                      150,768            (2,529)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               527,442             1,368
                                                                                        --------------    --------------

Total increase in net assets                                                                  587,929             1,451
                                                                                        --------------    --------------

Net assets at end of year                                                                $    589,380       $     1,451
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     76

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - S&P 500 Pure Growth Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     9,725 shares (cost $415,500)             $    463,018       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    463,018     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,898
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,898
                                                                                                          --------------

                                                             Net investment loss                                 (1,898)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    3,602
                                                             Change in net unrealized appreciation on
                                                                  investments                                    47,489
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    49,193
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                            $      925         $       -

Net increase in net assets resulting from operations                                           49,193                32

Capital shares transactions
   Net premiums                                                                               338,162               358
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (15,791)                -
   Interfund and net transfers from general account                                            90,529               535
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               412,900               893
                                                                                        --------------    --------------

Total increase in net assets                                                                  462,093               925
                                                                                        --------------    --------------

Net assets at end of year                                                                $    463,018        $      925
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     77

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     5,825 shares (cost $234,181)             $    250,587       Dividend income                              $       -
                                                                 Capital gains distributions                     15,587
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 15,587
                                                                                                          --------------
Net assets                                    $    250,587     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,657
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,657
                                                                                                          --------------

                                                             Net investment income                               13,930

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    3,347
                                                             Change in net unrealized appreciation on
                                                                  investments                                    17,949
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    35,226
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    14,126         $       -

Net increase in net assets resulting from operations                                           35,226               884

Capital shares transactions
   Net premiums                                                                               122,271            13,242
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (10,977)                -
   Interfund and net transfers from general account                                            89,941                 -
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               201,235            13,242
                                                                                        --------------    --------------

Total increase in net assets                                                                  236,461            14,126
                                                                                        --------------    --------------

Net assets at end of year                                                                $    250,587       $    14,126
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     78

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Trust - Long Short Equity Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     21,423 shares (cost $275,743)            $    314,281       Dividend income                              $       8
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      8
                                                                                                          --------------
Net assets                                    $    314,281   Expenses:
                                             --------------
                                                                 Administrative expense                             101
                                                                 Mortality and expense risk                       3,495
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  3,596
                                                                                                          --------------

                                                             Net investment loss                                 (3,588)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   10,331
                                                             Change in net unrealized appreciation on
                                                                  investments                                    28,950
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    35,693
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    198,446      $    300,170

Net increase in net assets resulting from operations                                           35,693            10,181

Capital shares transactions
   Net premiums                                                                                77,541            10,754
   Transfers of policy loans                                                                      620                38
   Transfers of surrenders                                                                     (3,336)          (32,944)
   Transfers of death benefits                                                                (17,482)           (2,090)
   Transfers of other terminations                                                             (3,277)          (20,325)
   Interfund and net transfers from (to) general account                                       26,076           (67,338)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     80,142          (111,905)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       115,835          (101,724)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    314,281      $    198,446
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     79

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Trust - Multi-Hedge Strategies Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     15,877 shares (cost $359,118)            $    361,203       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    361,203     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,783
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  2,783
                                                                                                          --------------

                                                             Net investment loss                                 (2,783)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      506
                                                             Change in net unrealized appreciation on
                                                                  investments                                     1,935
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $     (342)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    66,310         $       -

Net (decrease) increase in net assets resulting from operations                                  (342)               76

Capital shares transactions
   Net premiums                                                                               274,402            66,771
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (4,563)                -
   Interfund and net transfers from (to) general account                                       25,396              (537)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               295,235            66,234
                                                                                        --------------    --------------

Total increase in net assets                                                                  294,893            66,310
                                                                                        --------------    --------------

Net assets at end of year                                                                $    361,203       $    66,310
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     80

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Trust - Managed Futures Strategies Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     6,274 shares (cost $112,263)             $    116,825       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    116,825     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,134
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,134
                                                                                                          --------------

                                                             Net investment loss                                 (1,134)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                     (34)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     3,953
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     2,785
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    50,991         $       -

Net increase in net assets resulting from operations                                            2,785               493

Capital shares transactions
   Net premiums                                                                                42,656            49,516
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (3,022)                -
   Interfund and net transfers from general account                                            23,415               982
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                                63,049            50,498
                                                                                        --------------    --------------

Total increase in net assets                                                                   65,834            50,991
                                                                                        --------------    --------------

Net assets at end of year                                                                $    116,825       $    50,991
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     81

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Trust - DWA Sector Rotation Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     0 shares (cost $0)                          $       -       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                       $       -     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         429
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    429
                                                                                                          --------------

                                                             Net investment loss                                   (429)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                    6,806
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (520)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     5,857
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    26,027         $       -

Net increase in net assets resulting from operations                                            5,857               480

Capital shares transactions
   Net premiums                                                                                32,803            25,407
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (290)                -
   Interfund and net transfers (to) from general account                                      (64,397)              140
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (31,884)           25,547
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                       (26,027)           26,027
                                                                                        --------------    --------------

Net assets at end of year                                                                   $       -       $    26,027
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     82

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Trust - Small Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     22,649 shares (cost $1,062,882)         $   1,188,176       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                   $   1,188,176     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       5,897
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  5,897
                                                                                                          --------------

                                                             Net investment loss                                 (5,897)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    5,655
                                                             Change in net unrealized appreciation on
                                                                  investments                                   125,149
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    124,907
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     6,132         $       -

Net increase in net assets resulting from operations                                          124,907               163

Capital shares transactions
   Net premiums                                                                               988,265             8,420
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (36,596)                -
   Interfund and net transfers from (to) general account                                      105,468            (2,451)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             1,057,137             5,969
                                                                                        --------------    --------------

Total increase in net assets                                                                1,182,044             6,132
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,188,176       $     6,132
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     83

Midland National Life Insurance Company
Separate Account C
Profunds VP - Access VP High Yield Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     19,616 shares (cost $571,719)            $    588,669       Dividend income                            $    22,174
                                                                 Capital gains distributions                     30,338
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 52,512
                                                                                                          --------------
Net assets                                    $    588,669   Expenses:
                                             --------------
                                                                 Administrative expense                             186
                                                                 Mortality and expense risk                      23,736
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 23,922
                                                                                                          --------------

                                                             Net investment income                               28,590

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                   41,334
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (14,442)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    55,482
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,160,670     $   1,654,648

Net increase in net assets resulting from operations                                           55,482           132,620

Capital shares transactions
   Net premiums                                                                                   149             1,001
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (306,815)          (15,245)
   Transfers of death benefits                                                                      -           (73,929)
   Transfers of other terminations                                                            (33,379)          (28,965)
   Interfund and net transfers to general account                                            (287,438)         (509,460)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (627,483)         (626,598)
                                                                                        --------------    --------------

Total decrease in net assets                                                                 (572,001)         (493,978)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    588,669     $   1,160,670
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     84

Midland National Life Insurance Company
Separate Account C
Profunds VP - Asia 30
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     3,979 shares (cost $196,148)             $    222,757       Dividend income                             $      142
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    142
                                                                                                          --------------
Net assets                                    $    222,757   Expenses:
                                             --------------
                                                                 Administrative expense                              89
                                                                 Mortality and expense risk                       8,828
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  8,917
                                                                                                          --------------

                                                             Net investment loss                                 (8,775)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                   27,767
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (25,372)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (6,380)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    945,771      $    482,019

Net (decrease) increase in net assets resulting from operations                                (6,380)          108,224

Capital shares transactions
   Net premiums                                                                                 1,378                66
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (22,328)          (18,160)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (3,110)           (1,739)
   Interfund and net transfers (to) from general account                                     (692,574)          375,361
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (716,634)          355,528
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                      (723,014)          463,752
                                                                                        --------------    --------------

Net assets at end of year                                                                $    222,757      $    945,771
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     85

Midland National Life Insurance Company
Separate Account C
Profunds VP - Banks
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     9,058 shares (cost $120,410)             $    149,095       Dividend income                            $     1,080
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,080
                                                                                                          --------------
Net assets                                    $    149,095   Expenses:
                                             --------------
                                                                 Administrative expense                              39
                                                                 Mortality and expense risk                       7,053
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  7,092
                                                                                                          --------------

                                                             Net investment loss                                 (6,012)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   38,666
                                                             Change in net unrealized appreciation on
                                                                  investments                                    16,150
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    48,804
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    214,879       $    16,505

Net increase (decrease) in net assets resulting from operations                                48,804            (2,949)

Capital shares transactions
   Net premiums                                                                                 3,106                 1
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (10,177)                -
   Transfers of death benefits                                                                 (2,767)                -
   Transfers of other terminations                                                            (20,518)           (3,184)
   Interfund and net transfers (to) from general account                                      (84,232)          204,506
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (114,588)          201,323
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                       (65,784)          198,374
                                                                                        --------------    --------------

Net assets at end of year                                                                $    149,095      $    214,879
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     86

Midland National Life Insurance Company
Separate Account C
Profunds VP - Basic Materials
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     9,359 shares (cost $472,446)             $    518,870       Dividend income                            $     1,376
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,376
                                                                                                          --------------
Net assets                                    $    518,870   Expenses:
                                             --------------
                                                                 Administrative expense                              74
                                                                 Mortality and expense risk                       6,475
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  6,549
                                                                                                          --------------

                                                             Net investment loss                                 (5,173)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   12,223
                                                             Change in net unrealized appreciation on
                                                                  investments                                    48,557
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    55,607
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    146,682      $    163,287

Net increase in net assets resulting from operations                                           55,607               586

Capital shares transactions
   Net premiums                                                                                     1             1,246
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (27,434)           (7,198)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (15,031)           (4,024)
   Interfund and net transfers from (to) general account                                      359,045            (7,215)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    316,581           (17,191)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       372,188           (16,605)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    518,870      $    146,682
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     87

Midland National Life Insurance Company
Separate Account C
Profunds VP - Bear
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     21,533 shares (cost $267,351)            $    244,825       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    244,825   Expenses:
                                             --------------
                                                                 Administrative expense                             133
                                                                 Mortality and expense risk                       8,897
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  9,030
                                                                                                          --------------

                                                             Net investment loss                                 (9,030)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                (109,147)
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (13,979)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (132,156)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    324,201      $    787,691

Net decrease in net assets resulting from operations                                         (132,156)         (104,993)

Capital shares transactions
   Net premiums                                                                                 4,452                31
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (206,184)           (3,133)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (14,245)          (39,333)
   Interfund and net transfers from (to) general account                                      268,757          (316,062)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     52,780          (358,497)
                                                                                        --------------    --------------

Total decrease in net assets                                                                  (79,376)         (463,490)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    244,825      $    324,201
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     88

Midland National Life Insurance Company
Separate Account C
Profunds VP - Biotechnology
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     17,094 shares (cost $816,178)            $    987,161       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    987,161   Expenses:
                                             --------------
                                                                 Administrative expense                             212
                                                                 Mortality and expense risk                      18,963
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 19,175
                                                                                                          --------------

                                                             Net investment loss                                (19,175)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  296,118
                                                             Change in net unrealized appreciation on
                                                                  investments                                   152,016
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    428,959
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    435,686       $    96,619

Net increase in net assets resulting from operations                                          428,959           265,609

Capital shares transactions
   Net premiums                                                                                 2,169               492
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (57,973)          (16,432)
   Transfers of death benefits                                                                (13,476)           (6,538)
   Transfers of other terminations                                                            (46,927)          (33,707)
   Interfund and net transfers from general account                                           238,723           129,643
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               122,516            73,458
                                                                                        --------------    --------------

Total increase in net assets                                                                  551,475           339,067
                                                                                        --------------    --------------

Net assets at end of year                                                                $    987,161      $    435,686
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     89

Midland National Life Insurance Company
Separate Account C
Profunds VP - Bull
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     44,042 shares (cost $1,543,916)         $   1,668,297       Dividend income                              $       -
                                                                 Capital gains distributions                     21,532
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 21,532
                                                                                                          --------------
Net assets                                   $   1,668,297   Expenses:
                                             --------------
                                                                 Administrative expense                             870
                                                                 Mortality and expense risk                      57,366
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 58,236
                                                                                                          --------------

                                                             Net investment loss                                (36,704)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  562,546
                                                             Change in net unrealized appreciation on
                                                                  investments                                    87,134
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    612,976
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,668,845     $   2,548,212

Net increase in net assets resulting from operations                                          612,976           132,502

Capital shares transactions
   Net premiums                                                                                12,786             4,749
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (381,727)          (70,573)
   Transfers of death benefits                                                                 (7,070)         (130,199)
   Transfers of other terminations                                                           (105,287)          (65,566)
   Interfund and net transfers to general account                                            (132,226)         (750,280)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (613,524)       (1,011,869)
                                                                                        --------------    --------------

Total decrease in net assets                                                                     (548)         (879,367)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,668,297     $   1,668,845
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     90

Midland National Life Insurance Company
Separate Account C
Profunds VP - Consumer Goods
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     16,948 shares (cost $655,518)            $    867,050       Dividend income                            $    11,402
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 11,402
                                                                                                          --------------
Net assets                                    $    867,050   Expenses:
                                             --------------
                                                                 Administrative expense                             106
                                                                 Mortality and expense risk                      24,948
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 25,054
                                                                                                          --------------

                                                             Net investment loss                                (13,652)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   94,229
                                                             Change in net unrealized appreciation on
                                                                  investments                                   124,199
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    204,776
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    729,545      $    826,481

Net increase in net assets resulting from operations                                          204,776            46,338

Capital shares transactions
   Net premiums                                                                                 8,662                 5
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (54,364)          (32,334)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (43,231)          (31,394)
   Interfund and net transfers from (to) general account                                       21,662           (79,551)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                               (67,271)         (143,274)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       137,505           (96,936)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    867,050      $    729,545
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     91

Midland National Life Insurance Company
Separate Account C
Profunds VP - Consumer Services
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     13,358 shares (cost $695,388)            $    762,722       Dividend income                            $     1,341
                                                                 Capital gains distributions                      1,519
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,860
                                                                                                          --------------
Net assets                                    $    762,722   Expenses:
                                             --------------
                                                                 Administrative expense                             146
                                                                 Mortality and expense risk                      13,782
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 13,928
                                                                                                          --------------

                                                             Net investment loss                                (11,068)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   94,520
                                                             Change in net unrealized appreciation on
                                                                  investments                                    47,627
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    131,079
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    299,586      $    342,150

Net increase in net assets resulting from operations                                          131,079            51,816

Capital shares transactions
   Net premiums                                                                                   393               410
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (47,118)          (17,086)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (16,664)          (15,672)
   Interfund and net transfers from (to) general account                                      395,446           (62,032)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    332,057           (94,380)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       463,136           (42,564)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    762,722      $    299,586
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     92

Midland National Life Insurance Company
Separate Account C
Profunds VP - Dow 30
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     12,871 shares (cost $429,430)            $    478,654       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    478,654   Expenses:
                                             --------------
                                                                 Administrative expense                             101
                                                                 Mortality and expense risk                       8,347
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  8,448
                                                                                                          --------------

                                                             Net investment loss                                 (8,448)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   49,022
                                                             Change in net unrealized appreciation on
                                                                  investments                                    31,411
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    71,985
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    315,341      $    750,451

Net increase in net assets resulting from operations                                           71,985            31,809

Capital shares transactions
   Net premiums                                                                                     2                19
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (175,389)           (9,871)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (25,525)           (7,623)
   Interfund and net transfers from (to) general account                                      292,240          (449,444)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     91,328          (466,919)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       163,313          (435,110)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    478,654      $    315,341
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     93

Midland National Life Insurance Company
Separate Account C
Profunds VP - Emerging Markets
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     26,159 shares (cost $633,768)            $    624,682       Dividend income                            $     3,299
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  3,299
                                                                                                          --------------
Net assets                                    $    624,682   Expenses:
                                             --------------
                                                                 Administrative expense                             146
                                                                 Mortality and expense risk                      10,136
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 10,282
                                                                                                          --------------

                                                             Net investment loss                                 (6,983)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                 (22,819)
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (20,408)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (50,210)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    524,747      $    336,086

Net decrease in net assets resulting from operations                                          (50,210)          (12,682)

Capital shares transactions
   Net premiums                                                                                 1,329             1,251
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (95,039)          (17,713)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (12,070)           (2,952)
   Interfund and net transfers from general account                                           255,925           220,757
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               150,145           201,343
                                                                                        --------------    --------------

Total increase in net assets                                                                   99,935           188,661
                                                                                        --------------    --------------

Net assets at end of year                                                                $    624,682      $    524,747
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     94

Midland National Life Insurance Company
Separate Account C
Profunds VP - Europe 30
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     5,457 shares (cost $123,183)             $    141,178       Dividend income                            $     1,316
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,316
                                                                                                          --------------
Net assets                                    $    141,178   Expenses:
                                             --------------
                                                                 Administrative expense                              49
                                                                 Mortality and expense risk                       4,241
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  4,290
                                                                                                          --------------

                                                             Net investment loss                                 (2,974)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   27,441
                                                             Change in net unrealized appreciation on
                                                                  investments                                     8,457
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    32,924
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    251,082       $    32,074

Net increase in net assets resulting from operations                                           32,924            12,377

Capital shares transactions
   Net premiums                                                                                     1                 2
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (17,972)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (5,513)           (1,930)
   Interfund and net transfers (to) from general account                                     (119,344)          208,559
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (142,828)          206,631
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                      (109,904)          219,008
                                                                                        --------------    --------------

Net assets at end of year                                                                $    141,178      $    251,082
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     95

Midland National Life Insurance Company
Separate Account C
Profunds VP - Falling US Dollar
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     5,230 shares (cost $149,008)             $    145,290       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    145,290   Expenses:
                                             --------------
                                                                 Administrative expense                              28
                                                                 Mortality and expense risk                       2,616
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  2,644
                                                                                                          --------------

                                                             Net investment loss                                 (2,644)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                  (2,317)
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (621)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (5,582)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    142,030      $    126,724

Net decrease in net assets resulting from operations                                           (5,582)           (3,603)

Capital shares transactions
   Net premiums                                                                                     2                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,229)           (2,816)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (1,815)             (202)
   Interfund and net transfers from general account                                            17,884            21,927
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                                 8,842            18,909
                                                                                        --------------    --------------

Total increase in net assets                                                                    3,260            15,306
                                                                                        --------------    --------------

Net assets at end of year                                                                $    145,290      $    142,030
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     96

Midland National Life Insurance Company
Separate Account C
Profunds VP - Financials
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     12,809 shares (cost $335,418)            $    358,400       Dividend income                            $     1,778
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,778
                                                                                                          --------------
Net assets                                    $    358,400   Expenses:
                                             --------------
                                                                 Administrative expense                             103
                                                                 Mortality and expense risk                      10,459
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 10,562
                                                                                                          --------------

                                                             Net investment loss                                 (8,784)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   47,976
                                                             Change in net unrealized appreciation on
                                                                  investments                                    13,631
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    52,823
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    94,920       $    67,173

Net increase in net assets resulting from operations                                           52,823             8,603

Capital shares transactions
   Net premiums                                                                                 6,000                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (18,392)           (7,011)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (16,916)           (3,211)
   Interfund and net transfers from general account                                           239,965            29,366
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               210,657            19,144
                                                                                        --------------    --------------

Total increase in net assets                                                                  263,480            27,747
                                                                                        --------------    --------------

Net assets at end of year                                                                $    358,400       $    94,920
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     97

Midland National Life Insurance Company
Separate Account C
Profunds VP - Health Care
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     30,070 shares (cost $1,175,922)         $   1,554,631       Dividend income                            $     8,227
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  8,227
                                                                                                          --------------
Net assets                                   $   1,554,631   Expenses:
                                             --------------
                                                                 Administrative expense                             293
                                                                 Mortality and expense risk                      48,648
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 48,941
                                                                                                          --------------

                                                             Net investment loss                                (40,714)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  404,473
                                                             Change in net unrealized appreciation on
                                                                  investments                                   158,000
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    521,759
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,384,052     $   1,023,468

Net increase in net assets resulting from operations                                          521,759           129,856

Capital shares transactions
   Net premiums                                                                                 8,839                 1
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (296,920)          (39,279)
   Transfers of death benefits                                                                (11,354)                -
   Transfers of other terminations                                                            (62,811)          (31,475)
   Interfund and net transfers from general account                                            11,066           301,481
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (351,180)          230,728
                                                                                        --------------    --------------

Total increase in net assets                                                                  170,579           360,584
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,554,631     $   1,384,052
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     98

Midland National Life Insurance Company
Separate Account C
Profunds VP - Industrials
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     9,373 shares (cost $466,550)             $    536,718       Dividend income                             $      439
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    439
                                                                                                          --------------
Net assets                                    $    536,718   Expenses:
                                             --------------
                                                                 Administrative expense                             128
                                                                 Mortality and expense risk                      10,084
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 10,212
                                                                                                          --------------

                                                             Net investment loss                                 (9,773)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   31,305
                                                             Change in net unrealized appreciation on
                                                                  investments                                    67,687
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    89,219
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    179,990       $    54,209

Net increase in net assets resulting from operations                                           89,219            15,391

Capital shares transactions
   Net premiums                                                                                     1                 3
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (31,223)          (13,893)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (18,661)           (2,833)
   Interfund and net transfers from general account                                           317,392           127,113
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               267,509           110,390
                                                                                        --------------    --------------

Total increase in net assets                                                                  356,728           125,781
                                                                                        --------------    --------------

Net assets at end of year                                                                $    536,718      $    179,990
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     99

Midland National Life Insurance Company
Separate Account C
Profunds VP - International
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     5,803 shares (cost $126,117)             $    139,275       Dividend income                              $       -
                                                                 Capital gains distributions                     22,229
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 22,229
                                                                                                          --------------
Net assets                                    $    139,275   Expenses:
                                             --------------
                                                                 Administrative expense                              40
                                                                 Mortality and expense risk                       8,286
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  8,326
                                                                                                          --------------

                                                             Net investment income                               13,903

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   15,789
                                                             Change in net unrealized appreciation on
                                                                  investments                                     7,321
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    37,013
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    261,349       $    85,216

Net increase in net assets resulting from operations                                           37,013             1,491

Capital shares transactions
   Net premiums                                                                                     1                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (56,152)          (16,893)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (13,819)           (3,053)
   Interfund and net transfers (to) from general account                                      (89,117)          194,588
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (159,087)          174,642
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                      (122,074)          176,133
                                                                                        --------------    --------------

Net assets at end of year                                                                $    139,275      $    261,349
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     100

Midland National Life Insurance Company
Separate Account C
Profunds VP - Internet
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     4,095 shares (cost $257,298)             $    329,941       Dividend income                              $       -
                                                                 Capital gains distributions                     22,814
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 22,814
                                                                                                          --------------
Net assets                                    $    329,941   Expenses:
                                             --------------
                                                                 Administrative expense                              86
                                                                 Mortality and expense risk                       7,984
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  8,070
                                                                                                          --------------

                                                             Net investment income                               14,744

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   24,898
                                                             Change in net unrealized appreciation on
                                                                  investments                                    66,969
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    106,611
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    206,510      $    178,195

Net increase in net assets resulting from operations                                          106,611            12,755

Capital shares transactions
   Net premiums                                                                                   261                16
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (12,405)           (8,809)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (5,766)           (7,729)
   Interfund and net transfers from general account                                            34,730            32,082
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                                16,820            15,560
                                                                                        --------------    --------------

Total increase in net assets                                                                  123,431            28,315
                                                                                        --------------    --------------

Net assets at end of year                                                                $    329,941      $    206,510
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     101

Midland National Life Insurance Company
Separate Account C
Profunds VP - Japan
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     21,471 shares (cost $378,542)            $    405,810       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    405,810   Expenses:
                                             --------------
                                                                 Administrative expense                              61
                                                                 Mortality and expense risk                       8,942
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  9,003
                                                                                                          --------------

                                                             Net investment loss                                 (9,003)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                  134,786
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (19,953)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    105,830
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    406,753      $    225,339

Net increase in net assets resulting from operations                                          105,830            46,362

Capital shares transactions
   Net premiums                                                                                 4,242                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (20,817)           (2,948)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (8,648)           (1,725)
   Interfund and net transfers (to) from general account                                      (81,550)          139,725
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (106,773)          135,052
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                          (943)          181,414
                                                                                        --------------    --------------

Net assets at end of year                                                                $    405,810      $    406,753
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     102

Midland National Life Insurance Company
Separate Account C
Profunds VP - Large-Cap Growth
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     21,589 shares (cost $961,497)           $   1,095,646       Dividend income                            $     2,081
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,081
                                                                                                          --------------
Net assets                                   $   1,095,646   Expenses:
                                             --------------
                                                                 Administrative expense                             108
                                                                 Mortality and expense risk                      18,291
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 18,399
                                                                                                          --------------

                                                             Net investment loss                                (16,318)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  100,948
                                                             Change in net unrealized appreciation on
                                                                  investments                                    99,190
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    183,820
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    694,558      $    478,329

Net increase in net assets resulting from operations                                          183,820            42,932

Capital shares transactions
   Net premiums                                                                                   976             3,483
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (213,260)          (38,588)
   Transfers of death benefits                                                                 (6,989)                -
   Transfers of other terminations                                                            (14,083)          (18,374)
   Interfund and net transfers from general account                                           450,624           226,776
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               217,268           173,297
                                                                                        --------------    --------------

Total increase in net assets                                                                  401,088           216,229
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,095,646      $    694,558
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     103

Midland National Life Insurance Company
Separate Account C
Profunds VP - Large-Cap Value
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     22,816 shares (cost $682,721)            $    801,534       Dividend income                            $    10,099
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,099
                                                                                                          --------------
Net assets                                    $    801,534   Expenses:
                                             --------------
                                                                 Administrative expense                             155
                                                                 Mortality and expense risk                      19,007
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 19,162
                                                                                                          --------------

                                                             Net investment loss                                 (9,063)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  161,656
                                                             Change in net unrealized appreciation on
                                                                  investments                                    64,715
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    217,308
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    747,990      $    976,623

Net increase in net assets resulting from operations                                          217,308            96,891

Capital shares transactions
   Net premiums                                                                                 3,747                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (211,845)          (47,730)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (19,851)          (47,856)
   Interfund and net transfers from (to) general account                                       64,185          (229,938)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (163,764)         (325,524)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                        53,544          (228,633)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    801,534      $    747,990
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     104

Midland National Life Insurance Company
Separate Account C
Profunds VP - Mid-Cap
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     81,041 shares (cost $2,635,000)         $   2,772,410       Dividend income                              $       -
                                                                 Capital gains distributions                     79,201
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 79,201
                                                                                                          --------------
Net assets                                   $   2,772,410   Expenses:
                                             --------------
                                                                 Administrative expense                             896
                                                                 Mortality and expense risk                      52,199
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 53,095
                                                                                                          --------------

                                                             Net investment income                               26,106

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  315,550
                                                             Change in net unrealized appreciation on
                                                                  investments                                   108,385
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    450,041
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   2,655,833      $    275,239

Net increase in net assets resulting from operations                                          450,041            85,887

Capital shares transactions
   Net premiums                                                                                20,595            15,717
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (165,506)          (13,365)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (65,966)          (15,693)
   Interfund and net transfers (to) from general account                                     (122,587)        2,308,048
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (333,464)        2,294,707
                                                                                        --------------    --------------

Total increase in net assets                                                                  116,577         2,380,594
                                                                                        --------------    --------------

Net assets at end of year                                                               $   2,772,410     $   2,655,833
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     105

Midland National Life Insurance Company
Separate Account C
Profunds VP - Mid-Cap Growth
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     12,454 shares (cost $563,517)            $    623,060       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    623,060   Expenses:
                                             --------------
                                                                 Administrative expense                              70
                                                                 Mortality and expense risk                      12,664
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 12,734
                                                                                                          --------------

                                                             Net investment loss                                (12,734)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   78,276
                                                             Change in net unrealized appreciation on
                                                                  investments                                    43,185
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    108,727
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    534,681      $    312,125

Net increase in net assets resulting from operations                                          108,727            12,394

Capital shares transactions
   Net premiums                                                                                     1                94
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (82,772)          (28,295)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (18,321)          (18,165)
   Interfund and net transfers from general account                                            80,744           256,528
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (20,348)          210,162
                                                                                        --------------    --------------

Total increase in net assets                                                                   88,379           222,556
                                                                                        --------------    --------------

Net assets at end of year                                                                $    623,060      $    534,681
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     106

Midland National Life Insurance Company
Separate Account C
Profunds VP - Mid-Cap Value
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     8,053 shares (cost $258,203)             $    308,115       Dividend income                            $     2,032
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,032
                                                                                                          --------------
Net assets                                    $    308,115   Expenses:
                                             --------------
                                                                 Administrative expense                             271
                                                                 Mortality and expense risk                      12,355
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 12,626
                                                                                                          --------------

                                                             Net investment loss                                (10,594)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   85,385
                                                             Change in net unrealized appreciation on
                                                                  investments                                    24,746
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    99,537
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    447,818      $    173,898

Net increase in net assets resulting from operations                                           99,537            54,891

Capital shares transactions
   Net premiums                                                                                     1                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (157,364)          (46,662)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (24,218)          (15,560)
   Interfund and net transfers (to) from general account                                      (57,659)          281,251
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (239,240)          219,029
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                      (139,703)          273,920
                                                                                        --------------    --------------

Net assets at end of year                                                                $    308,115      $    447,818
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     107

Midland National Life Insurance Company
Separate Account C
Profunds VP - Money Market
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     10,693,366 shares (cost $10,693,366)    $  10,693,366       Dividend income                            $     3,077
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  3,077
                                                                                                          --------------
Net assets                                   $  10,693,366   Expenses:
                                             --------------
                                                                 Administrative expense                           5,103
                                                                 Mortality and expense risk                     354,616
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                359,719
                                                                                                          --------------

                                                             Net investment loss                               (356,642)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                        -
                                                             Change in net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (356,642)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $  18,368,357     $  21,228,020

Net decrease in net assets resulting from operations                                         (356,642)         (357,555)

Capital shares transactions
   Net premiums                                                                               260,840           522,483
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                 (2,624,256)       (3,321,458)
   Transfers of death benefits                                                                (68,117)         (336,199)
   Transfers of other terminations                                                           (873,687)       (1,479,480)
   Interfund and net transfers (to) from general account                                   (4,013,129)        2,112,546
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                            (7,318,349)       (2,502,108)
                                                                                        --------------    --------------

Total decrease in net assets                                                               (7,674,991)       (2,859,663)
                                                                                        --------------    --------------

Net assets at end of year                                                               $  10,693,366     $  18,368,357
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     108

Midland National Life Insurance Company
Separate Account C
Profunds VP - Oil & Gas
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     36,843 shares (cost $1,753,423)         $   1,970,343       Dividend income                            $     8,236
                                                                 Capital gains distributions                     73,072
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 81,308
                                                                                                          --------------
Net assets                                   $   1,970,343   Expenses:
                                             --------------
                                                                 Administrative expense                             636
                                                                 Mortality and expense risk                      58,934
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 59,570
                                                                                                          --------------

                                                             Net investment income                               21,738

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   84,976
                                                             Change in net unrealized appreciation on
                                                                  investments                                   249,387
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    356,101
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,814,444     $   2,066,750

Net increase (decrease) in net assets resulting from operations                               356,101           (17,536)

Capital shares transactions
   Net premiums                                                                                 7,750               950
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (59,649)          (20,468)
   Transfers of death benefits                                                                      -            (3,192)
   Transfers of other terminations                                                            (28,448)          (25,525)
   Interfund and net transfers to general account                                            (119,855)         (186,535)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (200,202)         (234,770)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       155,899          (252,306)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,970,343     $   1,814,444
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     109

Midland National Life Insurance Company
Separate Account C
Profunds VP - NASDAQ-100
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     30,584 shares (cost $829,621)            $    932,204       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    932,204   Expenses:
                                             --------------
                                                                 Administrative expense                             655
                                                                 Mortality and expense risk                      31,287
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 31,942
                                                                                                          --------------

                                                             Net investment loss                                (31,942)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  386,554
                                                             Change in net unrealized appreciation on
                                                                  investments                                    89,913
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    444,525
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,130,570      $    458,707

Net increase in net assets resulting from operations                                          444,525           381,321

Capital shares transactions
   Net premiums                                                                                   374            17,735
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (215,079)          (82,702)
   Transfers of death benefits                                                                      -          (122,911)
   Transfers of other terminations                                                            (40,200)          (35,020)
   Interfund and net transfers (to) from general account                                     (387,986)          513,440
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (642,891)          290,542
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                      (198,366)          671,863
                                                                                        --------------    --------------

Net assets at end of year                                                                $    932,204     $   1,130,570
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     110

Midland National Life Insurance Company
Separate Account C
Profunds VP - Pharmaceuticals
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     6,912 shares (cost $210,760)             $    236,316       Dividend income                            $     5,110
                                                                 Capital gains distributions                     13,863
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 18,973
                                                                                                          --------------
Net assets                                    $    236,316   Expenses:
                                             --------------
                                                                 Administrative expense                              56
                                                                 Mortality and expense risk                       6,700
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  6,756
                                                                                                          --------------

                                                             Net investment income                               12,217

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    8,718
                                                             Change in net unrealized appreciation on
                                                                  investments                                    24,165
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    45,100
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    133,174      $    290,719

Net increase in net assets resulting from operations                                           45,100            30,047

Capital shares transactions
   Net premiums                                                                                 5,795                37
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (19,096)                -
   Transfers of death benefits                                                                (10,800)                -
   Transfers of other terminations                                                            (11,780)           (2,483)
   Interfund and net transfers from (to) general account                                       93,923          (185,146)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     58,042          (187,592)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       103,142          (157,545)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    236,316      $    133,174
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     111

Midland National Life Insurance Company
Separate Account C
Profunds VP - Precious Metals
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     45,789 shares (cost $1,628,492)         $   1,078,329       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                   $   1,078,329   Expenses:
                                             --------------
                                                                 Administrative expense                             830
                                                                 Mortality and expense risk                      39,998
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 40,828
                                                                                                          --------------

                                                             Net investment loss                                (40,828)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                (773,748)
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (30,147)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (844,723)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   2,280,219     $   2,670,882

Net decrease in net assets resulting from operations                                         (844,723)         (514,961)

Capital shares transactions
   Net premiums                                                                                12,034             4,767
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (75,467)          (41,426)
   Transfers of death benefits                                                                      -            (3,983)
   Transfers of other terminations                                                            (24,046)          (53,044)
   Interfund and net transfers (to) from general account                                     (269,688)          217,984
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (357,167)          124,298
                                                                                        --------------    --------------

Total decrease in net assets                                                               (1,201,890)         (390,663)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,078,329     $   2,280,219
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     112

Midland National Life Insurance Company
Separate Account C
Profunds VP - Real Estate
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     3,067 shares (cost $167,506)             $    156,498       Dividend income                            $     3,859
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  3,859
                                                                                                          --------------
Net assets                                    $    156,498   Expenses:
                                             --------------
                                                                 Administrative expense                             250
                                                                 Mortality and expense risk                       8,702
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  8,952
                                                                                                          --------------

                                                             Net investment loss                                 (5,093)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                 (13,560)
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (14,914)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (33,567)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    198,860      $    125,302

Net (decrease) increase in net assets resulting from operations                               (33,567)           21,010

Capital shares transactions
   Net premiums                                                                                 6,276             8,110
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (38,030)          (10,359)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (11,708)           (9,636)
   Interfund and net transfers from general account                                            34,667            64,433
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (8,795)           52,548
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                       (42,362)           73,558
                                                                                        --------------    --------------

Net assets at end of year                                                                $    156,498      $    198,860
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     113

Midland National Life Insurance Company
Separate Account C
Profunds VP - Rising Rates Opportunity
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     58,571 shares (cost $468,918)            $    476,179       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    476,179   Expenses:
                                             --------------
                                                                 Administrative expense                              80
                                                                 Mortality and expense risk                      15,503
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 15,583
                                                                                                          --------------

                                                             Net investment loss                                (15,583)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                (193,671)
                                                             Change in net unrealized appreciation on
                                                                  investments                                   268,281
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    59,027
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    737,469      $    995,205

Net increase (decrease) in net assets resulting from operations                                59,027           (58,957)

Capital shares transactions
   Net premiums                                                                                   860             2,419
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (144,899)          (50,528)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (12,908)          (23,495)
   Interfund and net transfers to general account                                            (163,370)         (127,175)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (320,317)         (198,779)
                                                                                        --------------    --------------

Total decrease in net assets                                                                 (261,290)         (257,736)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    476,179      $    737,469
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     114

Midland National Life Insurance Company
Separate Account C
Profunds VP - Semiconductor
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     68 shares (cost $1,386)                   $     1,650       Dividend income                              $       9
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      9
                                                                                                          --------------
Net assets                                     $     1,650   Expenses:
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                         122
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    123
                                                                                                          --------------

                                                             Net investment loss                                   (114)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    1,127
                                                             Change in net unrealized appreciation on
                                                                  investments                                       442
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     1,455
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     8,580       $    23,887

Net increase (decrease) in net assets resulting from operations                                 1,455            (4,121)

Capital shares transactions
   Net premiums                                                                                     -               119
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                (28)           (2,419)
   Interfund and net transfers to general account                                              (8,357)           (8,886)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                                (8,385)          (11,186)
                                                                                        --------------    --------------

Total decrease in net assets                                                                   (6,930)          (15,307)
                                                                                        --------------    --------------

Net assets at end of year                                                                 $     1,650       $     8,580
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     115

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short Dow 30
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     6,059 shares (cost $29,459)               $    20,055       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                     $    20,055   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         504
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    504
                                                                                                          --------------

                                                             Net investment loss                                   (504)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                  (3,775)
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (5,402)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (9,681)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    19,696       $    42,372

Net decrease in net assets resulting from operations                                           (9,681)           (4,269)

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (461)                -
   Interfund and net transfers from (to) general account                                       10,501           (18,407)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     10,040           (18,407)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                           359           (22,676)
                                                                                        --------------    --------------

Net assets at end of year                                                                 $    20,055       $    19,696
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     116

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short Emerging Markets
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     4,584 shares (cost $60,193)               $    59,450       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                     $    59,450   Expenses:
                                             --------------
                                                                 Administrative expense                              23
                                                                 Mortality and expense risk                         452
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    475
                                                                                                          --------------

                                                             Net investment loss                                   (475)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (7,016)
                                                             Change in net unrealized appreciation on
                                                                  investments                                         4
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (7,487)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     8,409       $    19,621

Net decrease in net assets resulting from operations                                           (7,487)           (2,448)

Capital shares transactions
   Net premiums                                                                                     1                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,264)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (3,150)             (438)
   Interfund and net transfers from (to) general account                                       68,941            (8,326)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     58,528            (8,764)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                        51,041           (11,212)
                                                                                        --------------    --------------

Net assets at end of year                                                                 $    59,450       $     8,409
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     117

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short International
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     3,225 shares (cost $60,316)               $    41,478       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                     $    41,478   Expenses:
                                             --------------
                                                                 Administrative expense                              10
                                                                 Mortality and expense risk                       1,392
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,402
                                                                                                          --------------

                                                             Net investment loss                                 (1,402)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                 (10,720)
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (2,585)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (14,707)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    70,864      $    111,648

Net decrease in net assets resulting from operations                                          (14,707)          (20,736)

Capital shares transactions
   Net premiums                                                                                     1                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (674)             (794)
   Interfund and net transfers to general account                                             (14,006)          (19,254)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                               (14,679)          (20,048)
                                                                                        --------------    --------------

Total decrease in net assets                                                                  (29,386)          (40,784)
                                                                                        --------------    --------------

Net assets at end of year                                                                 $    41,478       $    70,864
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     118

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short Mid-Cap
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     361 shares (cost $3,982)                  $     2,899       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                     $     2,899   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                          99
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                     99
                                                                                                          --------------

                                                             Net investment loss                                    (99)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                  (1,516)
                                                             Change in net unrealized appreciation on
                                                                  investments                                        90
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (1,525)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     5,542       $     5,516

Net decrease in net assets resulting from operations                                           (1,525)          (24,993)

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                  -            (5,111)
   Interfund and net transfers (to) from general account                                       (1,118)           30,130
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (1,118)           25,019
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                        (2,643)               26
                                                                                        --------------    --------------

Net assets at end of year                                                                 $     2,899       $     5,542
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     119

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short NASDAQ-100
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     31,710 shares (cost $158,057)            $    153,793       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    153,793   Expenses:
                                             --------------
                                                                 Administrative expense                             275
                                                                 Mortality and expense risk                      11,549
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 11,824
                                                                                                          --------------

                                                             Net investment loss                                (11,824)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                (188,813)
                                                             Change in net unrealized appreciation on
                                                                  investments                                       834
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (199,803)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    486,126      $    643,248

Net decrease in net assets resulting from operations                                         (199,803)          (54,881)

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (98,818)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (18,594)          (10,284)
   Interfund and net transfers to general account                                             (15,118)          (91,957)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (132,530)         (102,241)
                                                                                        --------------    --------------

Total decrease in net assets                                                                 (332,333)         (157,122)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    153,793      $    486,126
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     120

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short Small-Cap
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     17,817 shares (cost $100,832)             $    76,436       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                     $    76,436   Expenses:
                                             --------------
                                                                 Administrative expense                             131
                                                                 Mortality and expense risk                       4,895
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  5,026
                                                                                                          --------------

                                                             Net investment loss                                 (5,026)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                (100,077)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     5,788
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (99,315)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    267,547      $    187,119

Net decrease in net assets resulting from operations                                          (99,315)          (85,670)

Capital shares transactions
   Net premiums                                                                                     1                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (36,711)           (6,039)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (3,416)          (13,640)
   Interfund and net transfers (to) from general account                                      (51,670)          185,777
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (91,796)          166,098
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                      (191,111)           80,428
                                                                                        --------------    --------------

Net assets at end of year                                                                 $    76,436      $    267,547
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     121

Midland National Life Insurance Company
Separate Account C
Profunds VP - Small-Cap
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     35,704 shares (cost $1,263,999)         $   1,421,395       Dividend income                              $       -
                                                                 Capital gains distributions                     31,350
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 31,350
                                                                                                          --------------
Net assets                                   $   1,421,395   Expenses:
                                             --------------
                                                                 Administrative expense                             377
                                                                 Mortality and expense risk                      28,379
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 28,756
                                                                                                          --------------

                                                             Net investment income                                2,594

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  206,110
                                                             Change in net unrealized appreciation on
                                                                  investments                                   120,781
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    329,485
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    748,432     $   1,532,704

Net increase in net assets resulting from operations                                          329,485           185,933

Capital shares transactions
   Net premiums                                                                                   184             1,389
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (184,539)          (11,969)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (63,310)          (16,357)
   Interfund and net transfers from (to) general account                                      591,143          (943,268)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    343,478          (970,205)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       672,963          (784,272)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,421,395      $    748,432
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     122

Midland National Life Insurance Company
Separate Account C
Profunds VP - Small-Cap Growth
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     13,579 shares (cost $532,635)            $    584,168       Dividend income                              $       -
                                                                 Capital gains distributions                      7,944
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  7,944
                                                                                                          --------------
Net assets                                    $    584,168   Expenses:
                                             --------------
                                                                 Administrative expense                             166
                                                                 Mortality and expense risk                       9,983
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 10,149
                                                                                                          --------------

                                                             Net investment loss                                 (2,205)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   54,421
                                                             Change in net unrealized appreciation on
                                                                  investments                                    45,630
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    97,846
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    113,365      $    133,683

Net increase in net assets resulting from operations                                           97,846            12,865

Capital shares transactions
   Net premiums                                                                                 2,545                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (82,477)           (8,638)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (11,273)           (6,167)
   Interfund and net transfers from (to) general account                                      464,162           (18,378)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    372,957           (33,183)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       470,803           (20,318)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    584,168      $    113,365
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     123

Midland National Life Insurance Company
Separate Account C
Profunds VP - Small-Cap Value
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     7,220 shares (cost $277,510)             $    301,669       Dividend income                             $      604
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    604
                                                                                                          --------------
Net assets                                    $    301,669   Expenses:
                                             --------------
                                                                 Administrative expense                              81
                                                                 Mortality and expense risk                       6,788
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  6,869
                                                                                                          --------------

                                                             Net investment loss                                 (6,265)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   52,319
                                                             Change in net unrealized appreciation on
                                                                  investments                                    19,991
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    66,045
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    106,206       $    98,851

Net increase in net assets resulting from operations                                           66,045            18,887

Capital shares transactions
   Net premiums                                                                                     5                 1
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (67,509)          (21,784)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (7,550)           (7,196)
   Interfund and net transfers from general account                                           204,472            17,447
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    129,418           (11,532)
                                                                                        --------------    --------------

Total increase in net assets                                                                  195,463             7,355
                                                                                        --------------    --------------

Net assets at end of year                                                                $    301,669      $    106,206
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     124

Midland National Life Insurance Company
Separate Account C
Profunds VP - Technology
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     4,541 shares (cost $87,575)              $    104,030       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    104,030   Expenses:
                                             --------------
                                                                 Administrative expense                              31
                                                                 Mortality and expense risk                       3,620
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  3,651
                                                                                                          --------------

                                                             Net investment loss                                 (3,651)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   21,598
                                                             Change in net unrealized appreciation on
                                                                  investments                                    13,288
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    31,235
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    126,347      $    208,258

Net increase (decrease) in net assets resulting from operations                                31,235           (18,776)

Capital shares transactions
   Net premiums                                                                                    88                62
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (36,448)           (8,619)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (2,431)           (6,267)
   Interfund and net transfers to general account                                             (14,761)          (48,311)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                               (53,552)          (63,135)
                                                                                        --------------    --------------

Total decrease in net assets                                                                  (22,317)          (81,911)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    104,030      $    126,347
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     125

Midland National Life Insurance Company
Separate Account C
Profunds VP - Telecommunications
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     1,932 shares (cost $17,461)               $    16,940       Dividend income                            $     7,177
                                                                 Capital gains distributions                     10,865
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 18,042
                                                                                                          --------------
Net assets                                     $    16,940   Expenses:
                                             --------------
                                                                 Administrative expense                              36
                                                                 Mortality and expense risk                       2,599
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  2,635
                                                                                                          --------------

                                                             Net investment income                               15,407

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                 (36,083)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     1,166
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (19,510)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    71,493       $    28,624

Net (decrease) increase in net assets resulting from operations                               (19,510)            7,862

Capital shares transactions
   Net premiums                                                                                     1                39
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (20,524)           (3,521)
   Transfers of death benefits                                                                 (8,716)                -
   Transfers of other terminations                                                             (2,950)           (2,444)
   Interfund and net transfers (to) from general account                                       (2,854)           40,933
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (35,043)           35,007
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                       (54,553)           42,869
                                                                                        --------------    --------------

Net assets at end of year                                                                 $    16,940       $    71,493
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     126

Midland National Life Insurance Company
Separate Account C
Profunds VP - U.S. Government Plus
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     7,205 shares (cost $149,723)             $    127,594       Dividend income                             $      882
                                                                 Capital gains distributions                     56,912
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 57,794
                                                                                                          --------------
Net assets                                    $    127,594   Expenses:
                                             --------------
                                                                 Administrative expense                             182
                                                                 Mortality and expense risk                      12,734
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 12,916
                                                                                                          --------------

                                                             Net investment income                               44,878

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                (227,279)
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (11,248)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (193,649)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    264,950     $   1,331,177

Net (decrease) increase in net assets resulting from operations                              (193,649)           87,263

Capital shares transactions
   Net premiums                                                                                   826               756
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (79,220)          (82,862)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (16,573)          (22,476)
   Interfund and net transfers from (to) general account                                      151,260        (1,048,908)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     56,293        (1,153,490)
                                                                                        --------------    --------------

Total decrease in net assets                                                                 (137,356)       (1,066,227)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    127,594      $    264,950
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     127

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraBull
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     224,427 shares (cost $4,286,603)        $   4,405,510       Dividend income                              $       -
                                                                 Capital gains distributions                    166,754
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                166,754
                                                                                                          --------------
Net assets                                   $   4,405,510   Expenses:
                                             --------------
                                                                 Administrative expense                             313
                                                                 Mortality and expense risk                      47,363
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 47,676
                                                                                                          --------------

                                                             Net investment income                              119,078

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                  693,222
                                                             Change in net unrealized depreciation on
                                                                  investments                                  (190,502)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    621,798
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,625,357      $    730,987

Net increase in net assets resulting from operations                                          621,798           238,599

Capital shares transactions
   Net premiums                                                                                     1                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (157,828)           (8,585)
   Transfers of death benefits                                                             (1,172,009)                -
   Transfers of other terminations                                                            (28,968)          (10,846)
   Interfund and net transfers from general account                                         3,517,159           675,202
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             2,158,355           655,771
                                                                                        --------------    --------------

Total increase in net assets                                                                2,780,153           894,370
                                                                                        --------------    --------------

Net assets at end of year                                                               $   4,405,510     $   1,625,357
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     128

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraMid-Cap
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     14,872 shares (cost $658,230)            $    797,720       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    797,720   Expenses:
                                             --------------
                                                                 Administrative expense                             254
                                                                 Mortality and expense risk                      21,539
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 21,793
                                                                                                          --------------

                                                             Net investment loss                                (21,793)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  285,345
                                                             Change in net unrealized appreciation on
                                                                  investments                                   124,081
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    387,633
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    452,733      $    338,096

Net increase in net assets resulting from operations                                          387,633           137,804

Capital shares transactions
   Net premiums                                                                                   129                59
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (65,916)           (8,577)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (50,821)          (24,458)
   Interfund and net transfers from general account                                            73,962             9,809
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                               (42,646)          (23,167)
                                                                                        --------------    --------------

Total increase in net assets                                                                  344,987           114,637
                                                                                        --------------    --------------

Net assets at end of year                                                                $    797,720      $    452,733
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     129

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraNASDAQ-100
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     4,249 shares (cost $156,053)             $    218,848       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    218,848   Expenses:
                                             --------------
                                                                 Administrative expense                              88
                                                                 Mortality and expense risk                       4,843
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  4,931
                                                                                                          --------------

                                                             Net investment loss                                 (4,931)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   66,185
                                                             Change in net unrealized appreciation on
                                                                  investments                                    51,336
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    112,590
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    259,826      $    128,135

Net increase in net assets resulting from operations                                          112,590            70,282

Capital shares transactions
   Net premiums                                                                                    73                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (10,779)             (393)
   Transfers of death benefits                                                                      -           (22,060)
   Transfers of other terminations                                                             (7,422)           (8,838)
   Interfund and net transfers (to) from general account                                     (135,440)           92,700
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (153,568)           61,409
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                       (40,978)          131,691
                                                                                        --------------    --------------

Net assets at end of year                                                                $    218,848      $    259,826
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     130

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraShort Dow 30
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     97,819 shares (cost $282,203)            $    182,921       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    182,921   Expenses:
                                             --------------
                                                                 Administrative expense                             307
                                                                 Mortality and expense risk                       5,057
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  5,364
                                                                                                          --------------

                                                             Net investment loss                                 (5,364)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                (100,975)
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (8,824)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (115,163)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    247,331      $    302,485

Net decrease in net assets resulting from operations                                         (115,163)          (81,773)

Capital shares transactions
   Net premiums                                                                                   349               355
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                        (96)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (9,915)          (24,621)
   Interfund and net transfers from general account                                            60,415            50,885
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                                50,753            26,619
                                                                                        --------------    --------------

Total decrease in net assets                                                                  (64,410)          (55,154)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    182,921      $    247,331
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     131

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraShort NASDAQ-100
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     62,372 shares (cost $201,159)            $    117,260       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    117,260   Expenses:
                                             --------------
                                                                 Administrative expense                             247
                                                                 Mortality and expense risk                       4,491
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  4,738
                                                                                                          --------------

                                                             Net investment loss                                 (4,738)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                 (83,833)
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (12,208)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (100,779)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    257,904      $    407,820

Net decrease in net assets resulting from operations                                         (100,779)         (121,507)

Capital shares transactions
   Net premiums                                                                                30,200               362
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (8,474)           (1,401)
   Transfers of death benefits                                                                      -               (96)
   Transfers of other terminations                                                             (9,576)          (10,435)
   Interfund and net transfers to general account                                             (52,015)          (16,839)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                               (39,865)          (28,409)
                                                                                        --------------    --------------

Total decrease in net assets                                                                 (140,644)         (149,916)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    117,260      $    257,904
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     132

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraSmall-Cap
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     6,346 shares (cost $116,057)             $    158,026       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    158,026   Expenses:
                                             --------------
                                                                 Administrative expense                             118
                                                                 Mortality and expense risk                       6,017
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  6,135
                                                                                                          --------------

                                                             Net investment loss                                 (6,135)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  181,884
                                                             Change in net unrealized appreciation on
                                                                  investments                                    27,169
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    202,918
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    228,879       $    55,235

Net increase in net assets resulting from operations                                          202,918           139,564

Capital shares transactions
   Net premiums                                                                                    92             5,705
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (14,598)          (20,710)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (29,162)          (12,209)
   Interfund and net transfers (to) from general account                                     (230,103)           61,294
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (273,771)           34,080
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                       (70,853)          173,644
                                                                                        --------------    --------------

Net assets at end of year                                                                $    158,026      $    228,879
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     133

Midland National Life Insurance Company
Separate Account C
Profunds VP - Utilities
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     3,813 shares (cost $133,438)             $    133,747       Dividend income                            $    19,688
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 19,688
                                                                                                          --------------
Net assets                                    $    133,747   Expenses:
                                             --------------
                                                                 Administrative expense                              98
                                                                 Mortality and expense risk                       8,103
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  8,201
                                                                                                          --------------

                                                             Net investment income                               11,487

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                    9,554
                                                             Change in net unrealized depreciation on
                                                                  investments                                       (43)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    20,998
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    230,786      $    905,158

Net increase (decrease) in net assets resulting from operations                                20,998           (22,197)

Capital shares transactions
   Net premiums                                                                                 8,956             3,613
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (21,187)          (10,510)
   Transfers of death benefits                                                                (16,539)                -
   Transfers of other terminations                                                            (16,536)           (8,678)
   Interfund and net transfers to general account                                             (72,731)         (636,600)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (118,037)         (652,175)
                                                                                        --------------    --------------

Total decrease in net assets                                                                  (97,039)         (674,372)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    133,747      $    230,786
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     134

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust - Global Hard Assets Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     460,862 shares (cost $15,003,566)       $  14,420,775       Dividend income                            $    99,916
                                                                 Capital gains distributions                    292,664
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                392,580
                                                                                                          --------------
Net assets                                   $  14,420,775   Expenses:
                                             --------------
                                                                 Administrative expense                           7,737
                                                                 Mortality and expense risk                     244,766
                                                                 Contract maintenance charge                        877
                                                                                                          --------------

                                                                                                                253,380
                                                                                                          --------------

                                                             Net investment income                              139,200

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                (661,823)
                                                             Change in net unrealized appreciation on
                                                                  investments                                 1,691,578
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   1,168,955
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $  15,156,813     $  16,260,669

Net increase in net assets resulting from operations                                        1,168,955           138,686

Capital shares transactions
   Net premiums                                                                               279,847         1,209,527
   Transfers of policy loans                                                                     (633)           (4,097)
   Transfers of surrenders                                                                 (1,246,792)       (1,610,071)
   Transfers of death benefits                                                                (89,162)          (38,112)
   Transfers of other terminations                                                           (438,628)         (495,653)
   Interfund and net transfers to general account                                            (409,625)         (304,136)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                            (1,904,993)       (1,242,542)
                                                                                        --------------    --------------

Total decrease in net assets                                                                 (736,038)       (1,103,856)
                                                                                        --------------    --------------

Net assets at end of year                                                               $  14,420,775     $  15,156,813
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     135

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust - Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     205,451 shares (cost $2,697,384)        $   3,061,222       Dividend income                            $    99,904
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 99,904
                                                                                                          --------------
Net assets                                   $   3,061,222   Expenses:
                                             --------------
                                                                 Administrative expense                           1,392
                                                                 Mortality and expense risk                      56,381
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 57,773
                                                                                                          --------------

                                                             Net investment income                               42,131

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                  633,764
                                                             Change in net unrealized depreciation on
                                                                  investments                                  (163,771)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    512,124
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   7,344,589     $   2,818,092

Net increase in net assets resulting from operations                                          512,124         1,070,910

Capital shares transactions
   Net premiums                                                                                66,461           220,395
   Transfers of policy loans                                                                      424            (5,363)
   Transfers of surrenders                                                                   (186,243)         (378,024)
   Transfers of death benefits                                                                (31,781)                -
   Transfers of other terminations                                                           (120,723)         (141,021)
   Interfund and net transfers (to) from general account                                   (4,523,629)        3,759,600
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                 (4,795,491)        3,455,587
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                    (4,283,367)        4,526,497
                                                                                        --------------    --------------

Net assets at end of year                                                               $   3,061,222     $   7,344,589
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     136

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust - Unconstrained Emerging Markets Bond Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     115,237 shares (cost $1,252,851)        $   1,221,511       Dividend income                            $    63,073
                                                                 Capital gains distributions                        511
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 63,584
                                                                                                          --------------
Net assets                                   $   1,221,511   Expenses:
                                             --------------
                                                                 Administrative expense                             555
                                                                 Mortality and expense risk                      28,405
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 28,960
                                                                                                          --------------

                                                             Net investment income                               34,624

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                 (76,716)
                                                             Change in net unrealized depreciation on
                                                                  investments                                  (120,764)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (162,856)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   3,055,458     $   3,067,936

Net (decrease) increase in net assets resulting from operations                              (162,856)          131,360

Capital shares transactions
   Net premiums                                                                                16,550            98,405
   Transfers of policy loans                                                                    1,683           (15,552)
   Transfers of surrenders                                                                    (89,307)         (277,773)
   Transfers of death benefits                                                                      -            (3,245)
   Transfers of other terminations                                                            (54,666)         (111,105)
   Interfund and net transfers (to) from general account                                   (1,545,351)          165,432
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                            (1,671,091)         (143,838)
                                                                                        --------------    --------------

Total decrease in net assets                                                               (1,833,947)          (12,478)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,221,511     $   3,055,458
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     137

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Global Technology Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     6,262 shares (cost $45,248)               $    52,223       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                     $    52,223     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         449
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    449
                                                                                                          --------------

                                                             Net investment loss                                   (449)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    3,966
                                                             Change in net unrealized appreciation on
                                                                  investments                                     6,512
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    10,029
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     8,355         $       -

Net increase in net assets resulting from operations                                           10,029               417

Capital shares transactions
   Net premiums                                                                                24,811             7,939
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (9,079)                -
   Interfund and net transfers from (to) general account                                       18,107                (1)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                                33,839             7,938
                                                                                        --------------    --------------

Total increase in net assets                                                                   43,868             8,355
                                                                                        --------------    --------------

Net assets at end of year                                                                 $    52,223       $     8,355
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     138

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Overseas Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     1,544 shares (cost $57,377)               $    63,189       Dividend income                             $      488
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    488
                                                                                                          --------------
Net assets                                     $    63,189     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         321
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    321
                                                                                                          --------------

                                                             Net investment income                                  167

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                       40
                                                             Change in net unrealized appreciation on
                                                                  investments                                     5,812
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     6,019
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                              6,019

Capital shares transactions
   Net premiums                                                                                                  47,131
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                                  (40)
   Interfund and net transfers from general account                                                              10,079
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  57,170
                                                                                                          --------------

Total increase in net assets                                                                                     63,189
                                                                                                          --------------

Net assets at end of year                                                                                   $    63,189
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     139

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Janus Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     785 shares (cost $23,452)                 $    26,475       Dividend income                             $       70
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                     70
                                                                                                          --------------
Net assets                                     $    26,475     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         132
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    132
                                                                                                          --------------

                                                             Net investment loss                                    (62)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                       80
                                                             Change in net unrealized appreciation on
                                                                  investments                                     3,023
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     3,041
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                              3,041

Capital shares transactions
   Net premiums                                                                                                  10,382
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                                 (868)
   Interfund and net transfers from general account                                                              13,920
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  23,434
                                                                                                          --------------

Total increase in net assets                                                                                     26,475
                                                                                                          --------------

Net assets at end of year                                                                                   $    26,475
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     140

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Enterprise Services Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     1,583 shares (cost $85,278)               $    89,904       Dividend income                             $       28
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                     28
                                                                                                          --------------
Net assets                                     $    89,904     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         194
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    194
                                                                                                          --------------

                                                             Net investment loss                                   (166)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                        2
                                                             Change in net unrealized appreciation on
                                                                  investments                                     4,627
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     4,463
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                              4,463

Capital shares transactions
   Net premiums                                                                                                  85,441
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                                    -
   Interfund and net transfers to general account                                                                     -
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  85,441
                                                                                                          --------------

Total increase in net assets                                                                                     89,904
                                                                                                          --------------

Net assets at end of year                                                                                   $    89,904
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     141

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Global Research Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     2,591 shares (cost $88,865)               $    99,475       Dividend income                             $      411
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    411
                                                                                                          --------------
Net assets                                     $    99,475     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         557
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    557
                                                                                                          --------------

                                                             Net investment loss                                   (146)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                    (593)
                                                             Change in net unrealized appreciation on
                                                                  investments                                    10,513
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     9,774
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     1,769         $       -

Net increase in net assets resulting from operations                                            9,774                99

Capital shares transactions
   Net premiums                                                                                91,017             1,670
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (2,626)                -
   Interfund and net transfers to general account                                                (459)                -
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                                87,932             1,670
                                                                                        --------------    --------------

Total increase in net assets                                                                   97,706             1,769
                                                                                        --------------    --------------

Net assets at end of year                                                                 $    99,475       $     1,769
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     142

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Perkins Mid Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     92,822 shares (cost $1,602,577)         $   1,761,754       Dividend income                            $    14,596
                                                                 Capital gains distributions                     21,787
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 36,383
                                                                                                          --------------
Net assets                                   $   1,761,754     Expenses
                                             --------------
                                                                 Administrative expense                               3
                                                                 Mortality and expense risk                      14,338
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 14,341
                                                                                                          --------------

                                                             Net investment income                               22,042

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   12,478
                                                             Change in net unrealized appreciation on
                                                                  investments                                   157,173
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    191,693
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    141,191         $       -

Net increase in net assets resulting from operations                                          191,693             2,267

Capital shares transactions
   Net premiums                                                                             1,466,839           138,818
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (10,519)           (1,488)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (54,378)           (1,150)
   Interfund and net transfers from general account                                            26,928             2,744
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             1,428,870           138,924
                                                                                        --------------    --------------

Total increase in net assets                                                                1,620,563           141,191
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,761,754      $    141,191
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     143

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Balanced Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     46,826 shares (cost $1,418,345)         $   1,485,331       Dividend income                            $    12,674
                                                                 Capital gains distributions                     43,587
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 56,261
                                                                                                          --------------
Net assets                                   $   1,485,331     Expenses
                                             --------------
                                                                 Administrative expense                              22
                                                                 Mortality and expense risk                      10,839
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 10,861
                                                                                                          --------------

                                                             Net investment income                               45,400

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   18,307
                                                             Change in net unrealized appreciation on
                                                                  investments                                    67,785
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    131,492
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    175,790         $       -

Net increase in net assets resulting from operations                                          131,492             4,964

Capital shares transactions
   Net premiums                                                                             1,423,761           171,574
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (42,163)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (24,190)             (702)
   Interfund and net transfers to general account                                            (179,359)              (46)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             1,178,049           170,826
                                                                                        --------------    --------------

Total increase in net assets                                                                1,309,541           175,790
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,485,331      $    175,790
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     144

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Flexible Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     44,642 shares (cost $585,307)            $    570,522       Dividend income                            $     8,422
                                                                 Capital gains distributions                     11,184
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 19,606
                                                                                                          --------------
Net assets                                    $    570,522     Expenses
                                             --------------
                                                                 Administrative expense                               2
                                                                 Mortality and expense risk                       4,619
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  4,621
                                                                                                          --------------

                                                             Net investment income                               14,985

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                  (6,007)
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (14,212)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (5,234)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    144,655         $       -

Net (decrease) increase in net assets resulting from operations                                (5,234)            1,201

Capital shares transactions
   Net premiums                                                                               336,701            92,963
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (65,406)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (32,329)           (1,505)
   Interfund and net transfers from general account                                           192,135            51,996
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               431,101           143,454
                                                                                        --------------    --------------

Total increase in net assets                                                                  425,867           144,655
                                                                                        --------------    --------------

Net assets at end of year                                                                $    570,522      $    144,655
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     145

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Total Return Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     4,213,652 shares (cost $47,830,621)     $  46,265,894       Dividend income                           $    977,717
                                                                 Capital gains distributions                    402,492
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                              1,380,209
                                                                                                          --------------
Net assets                                   $  46,265,894   Expenses:
                                             --------------
                                                                 Administrative expense                          13,214
                                                                 Mortality and expense risk                     705,973
                                                                 Contract maintenance charge                        749
                                                                                                          --------------

                                                                                                                719,936
                                                                                                          --------------

                                                             Net investment income                              660,273

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                (155,052)
                                                             Change in net unrealized depreciation on
                                                                  investments                                (2,249,909)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $  (1,744,688)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $  42,212,643     $  40,725,603

Net (decrease) increase in net assets resulting from operations                            (1,744,688)        3,187,898

Capital shares transactions
   Net premiums                                                                            14,861,025         3,368,168
   Transfers of policy loans                                                                   (1,377)           (9,880)
   Transfers of surrenders                                                                 (5,063,634)       (4,610,986)
   Transfers of death benefits                                                               (281,460)         (282,596)
   Transfers of other terminations                                                         (2,046,683)       (1,853,703)
   Interfund and net transfers (to) from general account                                   (1,669,932)        1,688,139
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                  5,797,939        (1,700,858)
                                                                                        --------------    --------------

Total increase in net assets                                                                4,053,251         1,487,040
                                                                                        --------------    --------------

Net assets at end of year                                                               $  46,265,894     $  42,212,643
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     146

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Low Duration Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     1,235,500 shares (cost $13,135,121)     $  13,108,651       Dividend income                           $    185,824
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                185,824
                                                                                                          --------------
Net assets                                   $  13,108,651   Expenses:
                                             --------------
                                                                 Administrative expense                           1,030
                                                                 Mortality and expense risk                     293,462
                                                                 Contract maintenance charge                         53
                                                                                                          --------------

                                                                                                                294,545
                                                                                                          --------------

                                                             Net investment loss                               (108,721)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                 (29,140)
                                                             Change in net unrealized depreciation on
                                                                  investments                                  (196,783)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (334,644)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $  10,978,617     $   6,138,598

Net (decrease) increase in net assets resulting from operations                              (334,644)          297,561

Capital shares transactions
   Net premiums                                                                             3,020,398         2,969,295
   Transfers of policy loans                                                                      (42)               (3)
   Transfers of surrenders                                                                   (933,432)         (719,670)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                           (590,873)         (373,669)
   Interfund and net transfers from general account                                           968,627         2,666,505
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             2,464,678         4,542,458
                                                                                        --------------    --------------

Total increase in net assets                                                                2,130,034         4,840,019
                                                                                        --------------    --------------

Net assets at end of year                                                               $  13,108,651     $  10,978,617
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     147

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - High Yield Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     1,894,380 shares (cost $15,098,294)     $  15,287,645       Dividend income                           $    866,131
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                866,131
                                                                                                          --------------
Net assets                                   $  15,287,645   Expenses:
                                             --------------
                                                                 Administrative expense                           6,599
                                                                 Mortality and expense risk                     282,013
                                                                 Contract maintenance charge                        215
                                                                                                          --------------

                                                                                                                288,827
                                                                                                          --------------

                                                             Net investment income                              577,304

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                  382,073
                                                             Change in net unrealized depreciation on
                                                                  investments                                  (331,582)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    627,795
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $  18,539,028     $  22,869,229

Net increase in net assets resulting from operations                                          627,795         2,144,973

Capital shares transactions
   Net premiums                                                                             2,209,321           698,166
   Transfers of policy loans                                                                     (522)               64
   Transfers of surrenders                                                                 (2,044,060)       (1,308,625)
   Transfers of death benefits                                                                (24,735)          (46,665)
   Transfers of other terminations                                                           (731,758)         (757,508)
   Interfund and net transfers to general account                                          (3,287,424)       (5,060,606)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                            (3,879,178)       (6,475,174)
                                                                                        --------------    --------------

Total decrease in net assets                                                               (3,251,383)       (4,330,201)
                                                                                        --------------    --------------

Net assets at end of year                                                               $  15,287,645     $  18,539,028
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     148

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Real Return Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     704,249 shares (cost $9,704,926)        $   8,873,537       Dividend income                           $    155,522
                                                                 Capital gains distributions                     69,585
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                225,107
                                                                                                          --------------
Net assets                                   $   8,873,537   Expenses:
                                             --------------
                                                                 Administrative expense                           2,363
                                                                 Mortality and expense risk                     119,909
                                                                 Contract maintenance charge                        378
                                                                                                          --------------

                                                                                                                122,650
                                                                                                          --------------

                                                             Net investment income                              102,457

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                (299,780)
                                                             Change in net unrealized depreciation on
                                                                  investments                                  (733,436)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (930,759)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   7,041,927     $   6,979,131

Net (decrease) increase in net assets resulting from operations                              (930,759)          454,316

Capital shares transactions
   Net premiums                                                                             5,690,959         1,225,914
   Transfers of policy loans                                                                    1,394            (8,717)
   Transfers of surrenders                                                                   (751,338)         (692,588)
   Transfers of death benefits                                                               (112,221)           (8,792)
   Transfers of other terminations                                                           (410,549)         (183,345)
   Interfund and net transfers to general account                                          (1,655,876)         (723,992)
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                  2,762,369          (391,520)
                                                                                        --------------    --------------

Total increase in net assets                                                                1,831,610            62,796
                                                                                        --------------    --------------

Net assets at end of year                                                               $   8,873,537     $   7,041,927
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     149

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - All Asset Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     225,065 shares (cost $2,548,795)        $   2,471,218       Dividend income                           $    113,074
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                113,074
                                                                                                          --------------
Net assets                                   $   2,471,218   Expenses:
                                             --------------
                                                                 Administrative expense                             479
                                                                 Mortality and expense risk                      49,172
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 49,651
                                                                                                          --------------

                                                             Net investment income                               63,423

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                   65,195
                                                             Change in net unrealized depreciation on
                                                                  investments                                  (177,971)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (49,353)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   3,493,802     $   1,927,813

Net (decrease) increase in net assets resulting from operations                               (49,353)          328,331

Capital shares transactions
   Net premiums                                                                             1,219,319           459,104
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (318,682)          (48,008)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (62,052)         (181,496)
   Interfund and net transfers (to) from general account                                   (1,811,816)        1,008,058
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (973,231)        1,237,658
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                    (1,022,584)        1,565,989
                                                                                        --------------    --------------

Net assets at end of year                                                               $   2,471,218     $   3,493,802
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     150

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Global Multi Asset Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     23,303 shares (cost $284,012)            $    265,184       Dividend income                            $     6,089
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  6,089
                                                                                                          --------------
Net assets                                    $    265,184     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,285
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  2,285
                                                                                                          --------------

                                                             Net investment income                                3,804

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                    (871)
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (20,215)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (17,282)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    73,969         $       -

Net (decrease) increase in net assets resulting from operations                               (17,282)            2,360

Capital shares transactions
   Net premiums                                                                               169,052            61,990
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (2,190)             (229)
   Interfund and net transfers from general account                                            41,635             9,848
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               208,497            71,609
                                                                                        --------------    --------------

Total increase in net assets                                                                  191,215            73,969
                                                                                        --------------    --------------

Net assets at end of year                                                                $    265,184       $    73,969
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     151

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Short-Term Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     1,217,940 shares (cost $12,513,754)     $  12,508,239       Dividend income                            $    41,097
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 41,097
                                                                                                          --------------
Net assets                                   $  12,508,239     Expenses
                                             --------------
                                                                 Administrative expense                              22
                                                                 Mortality and expense risk                      88,500
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 88,522
                                                                                                          --------------

                                                             Net investment loss                                (47,425)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                  (4,053)
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (4,407)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (55,885)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,088,890         $       -

Net (decrease) increase in net assets resulting from operations                               (55,885)               81

Capital shares transactions
   Net premiums                                                                            13,858,036         1,301,020
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (82,147)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                           (410,382)          (77,515)
   Interfund and net transfers to general account                                          (1,890,273)         (134,696)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                            11,475,234         1,088,809
                                                                                        --------------    --------------

Total increase in net assets                                                               11,419,349         1,088,890
                                                                                        --------------    --------------

Net assets at end of year                                                               $  12,508,239     $   1,088,890
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     152

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     24,505 shares (cost $353,035)            $    329,343       Dividend income                            $    16,694
                                                                 Capital gains distributions                      2,530
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 19,224
                                                                                                          --------------
Net assets                                    $    329,343     Expenses
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                       4,637
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  4,638
                                                                                                          --------------

                                                             Net investment income                               14,586

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                 (26,839)
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (28,689)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (40,942)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    253,713         $       -

Net (decrease) increase in net assets resulting from operations                               (40,942)            8,137

Capital shares transactions
   Net premiums                                                                               509,900           107,410
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (11,331)             (785)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (6,266)                -
   Interfund and net transfers (to) from general account                                     (375,731)          138,951
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               116,572           245,576
                                                                                        --------------    --------------

Total increase in net assets                                                                   75,630           253,713
                                                                                        --------------    --------------

Net assets at end of year                                                                $    329,343      $    253,713
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     153

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Global (Unhedged) Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     12,865 shares (cost $164,322)            $    158,754       Dividend income                            $     1,319
                                                                 Capital gains distributions                        935
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,254
                                                                                                          --------------
Net assets                                    $    158,754     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,040
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  2,040
                                                                                                          --------------

                                                             Net investment income                                  214

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                 (24,869)
                                                             Change in net unrealized appreciation on
                                                                  investments                                     8,441
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (16,214)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    183,949         $       -

Net decrease in net assets resulting from operations                                          (16,214)           (3,463)

Capital shares transactions
   Net premiums                                                                               180,354            45,416
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (9,313)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (3,784)                -
   Interfund and net transfers (to) from general account                                     (176,238)          141,996
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (8,981)          187,412
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                       (25,195)          183,949
                                                                                        --------------    --------------

Net assets at end of year                                                                $    158,754      $    183,949
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     154

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Commodity Real Return Strategy Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     377,536 shares (cost $2,445,718)        $   2,284,093       Dividend income                            $    12,127
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 12,127
                                                                                                          --------------
Net assets                                   $   2,284,093     Expenses
                                             --------------
                                                                 Administrative expense                               3
                                                                 Mortality and expense risk                      15,529
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 15,532
                                                                                                          --------------

                                                             Net investment loss                                 (3,405)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                 (24,578)
                                                             Change in net unrealized depreciation on
                                                                  investments                                  (149,213)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (177,196)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    224,551         $       -

Net decrease in net assets resulting from operations                                         (177,196)           (4,493)

Capital shares transactions
   Net premiums                                                                             2,207,588           223,648
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (8,194)             (768)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (60,968)           (1,136)
   Interfund and net transfers from general account                                            98,312             7,300
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             2,236,738           229,044
                                                                                        --------------    --------------

Total increase in net assets                                                                2,059,542           224,551
                                                                                        --------------    --------------

Net assets at end of year                                                               $   2,284,093      $    224,551
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     155

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust - Structured Small Cap Equity Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     186,666 shares (cost $2,816,854)        $   2,813,055       Dividend income                            $    25,188
                                                                 Capital gains distributions                    317,933
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                343,121
                                                                                                          --------------
Net assets                                   $   2,813,055   Expenses:
                                             --------------
                                                                 Administrative expense                           1,155
                                                                 Mortality and expense risk                      43,482
                                                                 Contract maintenance charge                         53
                                                                                                          --------------

                                                                                                                 44,690
                                                                                                          --------------

                                                             Net investment income                              298,431

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                  338,615
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (46,727)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    590,319
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,957,104     $   1,981,673

Net increase in net assets resulting from operations                                          590,319           126,453

Capital shares transactions
   Net premiums                                                                                19,164            20,491
   Transfers of policy loans                                                                      102            (1,405)
   Transfers of surrenders                                                                   (350,418)         (263,388)
   Transfers of death benefits                                                                 (3,203)          (15,890)
   Transfers of other terminations                                                            (76,097)          (86,283)
   Interfund and net transfers from general account                                           676,084           195,453
                                                                                        --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                    265,632          (151,022)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       855,951           (24,569)
                                                                                        --------------    --------------

Net assets at end of year                                                               $   2,813,055     $   1,957,104
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     156

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust - Large Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     29,033 shares (cost $342,378)            $    365,530       Dividend income                            $     3,802
                                                                 Capital gains distributions                     36,325
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 40,127
                                                                                                          --------------
Net assets                                    $    365,530   Expenses:
                                             --------------
                                                                 Administrative expense                             144
                                                                 Mortality and expense risk                       5,170
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  5,314
                                                                                                          --------------

                                                             Net investment income                               34,813

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   84,822
                                                             Change in net unrealized appreciation on
                                                                  investments                                     8,155
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    127,790
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,147,487     $   1,282,843

Net increase in net assets resulting from operations                                          127,790            91,078

Capital shares transactions
   Net premiums                                                                                 2,952             2,799
   Transfers of policy loans                                                                      378               486
   Transfers of surrenders                                                                    (29,474)          (73,080)
   Transfers of death benefits                                                                (16,975)                -
   Transfers of other terminations                                                            (16,403)          (32,236)
   Interfund and net transfers to general account                                            (850,225)         (124,403)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                              (909,747)         (226,434)
                                                                                        --------------    --------------

Total decrease in net assets                                                                 (781,957)         (135,356)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    365,530     $   1,147,487
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     157

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     337,273 shares (cost $5,066,983)        $   6,286,771       Dividend income                            $    49,353
                                                                 Capital gains distributions                    476,202
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                525,555
                                                                                                          --------------
Net assets                                   $   6,286,771   Expenses:
                                             --------------
                                                                 Administrative expense                           2,014
                                                                 Mortality and expense risk                      87,243
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 89,257
                                                                                                          --------------

                                                             Net investment income                              436,298

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  467,663
                                                             Change in net unrealized appreciation on
                                                                  investments                                   752,320
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   1,656,281
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   5,818,233     $   5,092,088

Net increase in net assets resulting from operations                                        1,656,281           867,132

Capital shares transactions
   Net premiums                                                                               128,675           458,919
   Transfers of policy loans                                                                   (4,028)             (962)
   Transfers of surrenders                                                                   (548,118)         (451,283)
   Transfers of death benefits                                                                (57,090)          (32,654)
   Transfers of other terminations                                                           (219,360)         (223,880)
   Interfund and net transfers (to) from general account                                     (487,822)          108,873
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                            (1,187,743)         (140,987)
                                                                                        --------------    --------------

Total increase in net assets                                                                  468,538           726,145
                                                                                        --------------    --------------

Net assets at end of year                                                               $   6,286,771     $   5,818,233
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     158

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust - SmallCap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     27,646 shares (cost $438,687)            $    532,186       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    532,186   Expenses:
                                             --------------
                                                                 Administrative expense                             291
                                                                 Mortality and expense risk                       9,318
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  9,609
                                                                                                          --------------

                                                             Net investment loss                                 (9,609)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  119,346
                                                             Change in net unrealized appreciation on
                                                                  investments                                    83,939
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    193,676
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    349,405      $    480,184

Net increase in net assets resulting from operations                                          193,676            37,903

Capital shares transactions
   Net premiums                                                                                 8,241            11,139
   Transfers of policy loans                                                                    1,037                (2)
   Transfers of surrenders                                                                    (87,775)          (67,583)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (28,154)          (19,640)
   Interfund and net transfers from (to) general account                                       95,756           (92,596)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                               (10,895)         (168,682)
                                                                                        --------------    --------------

Total increase (decrease) in net assets                                                       182,781          (130,779)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    532,186      $    349,405
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     159

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust - Mid-Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     13,394 shares (cost $397,496)            $    535,107       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    535,107   Expenses:
                                             --------------
                                                                 Administrative expense                             220
                                                                 Mortality and expense risk                      10,493
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 10,713
                                                                                                          --------------

                                                             Net investment loss                                (10,713)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   67,920
                                                             Change in net unrealized appreciation on
                                                                  investments                                   111,077
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    168,284
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    587,113      $    494,753

Net increase in net assets resulting from operations                                          168,284            50,138

Capital shares transactions
   Net premiums                                                                                12,615           163,731
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (194,876)          (57,571)
   Transfers of death benefits                                                                 (1,218)           (4,094)
   Transfers of other terminations                                                             (9,042)          (12,897)
   Interfund and net transfers to general account                                             (27,769)          (46,947)
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (220,290)           42,222
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                       (52,006)           92,360
                                                                                        --------------    --------------

Net assets at end of year                                                                $    535,107      $    587,113
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     160

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     12,992 shares (cost $183,391)            $    212,801       Dividend income                            $     2,309
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,309
                                                                                                          --------------
Net assets                                    $    212,801   Expenses:
                                             --------------
                                                                 Administrative expense                             308
                                                                 Mortality and expense risk                       8,976
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  9,284
                                                                                                          --------------

                                                             Net investment loss                                 (6,975)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  153,760
                                                             Change in net unrealized appreciation on
                                                                  investments                                    37,986
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    184,771
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    91,774       $    90,083

Net increase in net assets resulting from operations                                          184,771            12,519

Capital shares transactions
   Net premiums                                                                                 3,378               170
   Transfers of policy loans                                                                       27                 -
   Transfers of surrenders                                                                    (42,299)             (880)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (34,427)             (292)
   Interfund and net transfers from (to) general account                                        9,577            (9,826)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                               (63,744)          (10,828)
                                                                                        --------------    --------------

Total increase in net assets                                                                  121,027             1,691
                                                                                        --------------    --------------

Net assets at end of year                                                                $    212,801       $    91,774
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     161

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund - Appreciation Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     43,213 shares (cost $1,945,113)         $   2,060,846       Dividend income                            $    20,923
                                                                 Capital gains distributions                      4,386
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 25,309
                                                                                                          --------------
Net assets                                   $   2,060,846   Expenses:
                                             --------------
                                                                 Administrative expense                             256
                                                                 Mortality and expense risk                      30,838
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 31,094
                                                                                                          --------------

                                                             Net investment loss                                 (5,785)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  142,987
                                                             Change in net unrealized appreciation on
                                                                  investments                                   104,838
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    242,040
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $   1,728,449     $   1,591,230

Net increase in net assets resulting from operations                                          242,040           129,720

Capital shares transactions
   Net premiums                                                                                   931             2,463
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (74,958)          (77,916)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (46,582)          (29,529)
   Interfund and net transfers from general account                                           210,966           112,481
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                                90,357             7,499
                                                                                        --------------    --------------

Total increase in net assets                                                                  332,397           137,219
                                                                                        --------------    --------------

Net assets at end of year                                                               $   2,060,846     $   1,728,449
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     162

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund - International Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     28,704 shares (cost $311,232)            $    339,281       Dividend income                            $     4,424
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  4,424
                                                                                                          --------------
Net assets                                    $    339,281   Expenses:
                                             --------------
                                                                 Administrative expense                              78
                                                                 Mortality and expense risk                       6,778
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  6,856
                                                                                                          --------------

                                                             Net investment loss                                 (2,432)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   11,230
                                                             Change in net unrealized appreciation on
                                                                  investments                                    30,218
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    39,016
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    108,277       $    89,631

Net increase in net assets resulting from operations                                           39,016             8,354

Capital shares transactions
   Net premiums                                                                                   391               280
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (23,634)           (9,372)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (7,274)           (1,278)
   Interfund and net transfers from general account                                           222,505            20,662
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               191,988            10,292
                                                                                        --------------    --------------

Total increase in net assets                                                                  231,004            18,646
                                                                                        --------------    --------------

Net assets at end of year                                                                $    339,281      $    108,277
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     163

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund - Socially Responsible Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     1,075 shares (cost $35,744)               $    47,064       Dividend income                             $      365
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    365
                                                                                                          --------------
Net assets                                     $    47,064   Expenses:
                                             --------------
                                                                 Administrative expense                               8
                                                                 Mortality and expense risk                         819
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    827
                                                                                                          --------------

                                                             Net investment loss                                   (462)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    1,077
                                                             Change in net unrealized appreciation on
                                                                  investments                                     9,895
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    10,510
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    31,816         $       -

Net increase (decrease) in net assets resulting from operations                                10,510            (5,413)

Capital shares transactions
   Net premiums                                                                                   137                36
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (6,297)           (3,578)
   Interfund and net transfers from general account                                            10,898            40,771
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                                 4,738            37,229
                                                                                        --------------    --------------

Total increase in net assets                                                                   15,248            31,816
                                                                                        --------------    --------------

Net assets at end of year                                                                 $    47,064       $    31,816
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     164

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust - HY Bond Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     5,887 shares (cost $93,040)               $    94,640       Dividend income                            $     2,111
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,111
                                                                                                          --------------
Net assets                                     $    94,640   Expenses:
                                             --------------
                                                                 Administrative expense                              24
                                                                 Mortality and expense risk                       1,643
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,667
                                                                                                          --------------

                                                             Net investment income                                  444

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                    1,499
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (356)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     1,587
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    108,465      $    163,169

Net increase in net assets resulting from operations                                            1,587             9,555

Capital shares transactions
   Net premiums                                                                                     -                 -
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (2,806)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (4,254)           (2,592)
   Interfund and net transfers to general account                                              (8,352)          (61,667)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                               (15,412)          (64,259)
                                                                                        --------------    --------------

Total decrease in net assets                                                                  (13,825)          (54,704)
                                                                                        --------------    --------------

Net assets at end of year                                                                 $    94,640      $    108,465
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     165

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Fund - Growth and Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     70,281 shares (cost $1,634,608)         $   1,843,464       Dividend income                            $    12,577
                                                                 Capital gains distributions                      8,692
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 21,269
                                                                                                          --------------
Net assets                                   $   1,843,464   Expenses:
                                             --------------
                                                                 Administrative expense                             258
                                                                 Mortality and expense risk                      26,674
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 26,932
                                                                                                          --------------

                                                             Net investment loss                                 (5,663)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                  156,241
                                                             Change in net unrealized appreciation on
                                                                  investments                                   119,257
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    269,835
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    809,213      $    679,334

Net increase in net assets resulting from operations                                          269,835            80,882

Capital shares transactions
   Net premiums                                                                                   101                 1
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (240,811)          (18,525)
   Transfers of death benefits                                                                (28,854)                -
   Transfers of other terminations                                                            (33,769)          (16,109)
   Interfund and net transfers from general account                                         1,067,749            83,630
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               764,416            48,997
                                                                                        --------------    --------------

Total increase in net assets                                                                1,034,251           129,879
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,843,464      $    809,213
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     166

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Fund - Value Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     17,773 shares (cost $116,030)            $    165,465       Dividend income                            $     1,872
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,872
                                                                                                          --------------
Net assets                                    $    165,465   Expenses:
                                             --------------
                                                                 Administrative expense                              72
                                                                 Mortality and expense risk                       4,687
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  4,759
                                                                                                          --------------

                                                             Net investment loss                                 (2,887)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   14,575
                                                             Change in net unrealized appreciation on
                                                                  investments                                    29,882
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    41,570
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    184,520       $    81,720

Net increase in net assets resulting from operations                                           41,570            16,871

Capital shares transactions
   Net premiums                                                                                   221                40
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (13,967)           (2,918)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (7,688)           (3,890)
   Interfund and net transfers (to) from general account                                      (39,191)           92,697
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (60,625)           85,929
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                       (19,055)          102,800
                                                                                        --------------    --------------

Net assets at end of year                                                                $    165,465      $    184,520
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     167

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds - Emerging Markets Debt Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     58,636 shares (cost $516,216)            $    479,056       Dividend income                            $    24,233
                                                                 Capital gains distributions                      7,541
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 31,774
                                                                                                          --------------
Net assets                                    $    479,056   Expenses:
                                             --------------
                                                                 Administrative expense                             187
                                                                 Mortality and expense risk                      12,399
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 12,586
                                                                                                          --------------

                                                             Net investment income                               19,188

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                  (7,642)
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (68,627)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (57,081)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    398,540      $    251,047

Net (decrease) increase in net assets resulting from operations                               (57,081)           41,147

Capital shares transactions
   Net premiums                                                                                   517             1,110
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (80,145)           (6,523)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (18,341)           (8,935)
   Interfund and net transfers from general account                                           235,566           120,694
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               137,597           106,346
                                                                                        --------------    --------------

Total increase in net assets                                                                   80,516           147,493
                                                                                        --------------    --------------

Net assets at end of year                                                                $    479,056      $    398,540
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     168

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds - Emerging Markets Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     62,924 shares (cost $924,065)            $    921,210       Dividend income                            $     5,394
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  5,394
                                                                                                          --------------
Net assets                                    $    921,210   Expenses:
                                             --------------
                                                                 Administrative expense                             282
                                                                 Mortality and expense risk                      13,324
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 13,606
                                                                                                          --------------

                                                             Net investment loss                                 (8,212)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                   28,498
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (51,419)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (31,133)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    756,994      $    418,758

Net (decrease) increase in net assets resulting from operations                               (31,133)           73,746

Capital shares transactions
   Net premiums                                                                                   498             1,457
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (98,940)          (28,560)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (23,450)          (14,231)
   Interfund and net transfers from general account                                           317,241           305,824
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               195,349           264,490
                                                                                        --------------    --------------

Total increase in net assets                                                                  164,216           338,236
                                                                                        --------------    --------------

Net assets at end of year                                                                $    921,210      $    756,994
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     169

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds - Mid Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     17,192 shares (cost $179,207)            $    244,990       Dividend income                             $      522
                                                                 Capital gains distributions                      4,933
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  5,455
                                                                                                          --------------
Net assets                                    $    244,990   Expenses:
                                             --------------
                                                                 Administrative expense                              68
                                                                 Mortality and expense risk                       6,083
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  6,151
                                                                                                          --------------

                                                             Net investment loss                                   (696)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    9,139
                                                             Change in net unrealized appreciation on
                                                                  investments                                    59,833
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    68,276
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    249,920      $    386,996

Net increase in net assets resulting from operations                                           68,276            21,988

Capital shares transactions
   Net premiums                                                                                     2                 1
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (69,417)           (9,365)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (15,767)          (26,269)
   Interfund and net transfers from (to) general account                                       11,976          (123,431)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                               (73,206)         (159,064)
                                                                                        --------------    --------------

Total decrease in net assets                                                                   (4,930)         (137,076)
                                                                                        --------------    --------------

Net assets at end of year                                                                $    244,990      $    249,920
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     170

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds - U.S. Mid Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     28,647 shares (cost $485,697)            $    565,215       Dividend income                            $     2,860
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,860
                                                                                                          --------------
Net assets                                    $    565,215   Expenses:
                                             --------------
                                                                 Administrative expense                             162
                                                                 Mortality and expense risk                      10,973
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 11,135
                                                                                                          --------------

                                                             Net investment loss                                 (8,275)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   50,794
                                                             Change in net unrealized appreciation on
                                                                  investments                                    65,546
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    108,065
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    223,391      $    109,267

Net increase in net assets resulting from operations                                          108,065            19,221

Capital shares transactions
   Net premiums                                                                                     1               444
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (209,831)          (12,614)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (46,937)           (8,373)
   Interfund and net transfers from general account                                           490,526           115,446
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               233,759            94,903
                                                                                        --------------    --------------

Total increase in net assets                                                                  341,824           114,124
                                                                                        --------------    --------------

Net assets at end of year                                                                $    565,215      $    223,391
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     171

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds - U.S. Real Estate Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     19,084 shares (cost $290,220)            $    298,857       Dividend income                            $     2,410
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,410
                                                                                                          --------------
Net assets                                    $    298,857   Expenses:
                                             --------------
                                                                 Administrative expense                             343
                                                                 Mortality and expense risk                       8,129
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  8,472
                                                                                                          --------------

                                                             Net investment loss                                 (6,062)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                   37,873
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (25,051)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     6,760
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    417,203      $    201,715

Net increase in net assets resulting from operations                                            6,760            34,518

Capital shares transactions
   Net premiums                                                                                   279               199
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (63,371)          (17,873)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (21,690)          (11,532)
   Interfund and net transfers (to) from general account                                      (40,324)          210,176
                                                                                        --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                   (125,106)          180,970
                                                                                        --------------    --------------

Total (decrease) increase in net assets                                                      (118,346)          215,488
                                                                                        --------------    --------------

Net assets at end of year                                                                $    298,857      $    417,203
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     172

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust - Adaptive Allocation Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     1,618,649 shares (cost $16,397,514)     $  16,817,766       Dividend income                            $    18,535
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 18,535
                                                                                                          --------------
Net assets                                   $  16,817,766   Expenses:
                                             --------------
                                                                 Administrative expense                           5,614
                                                                 Mortality and expense risk                     360,645
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                366,259
                                                                                                          --------------

                                                             Net investment loss                               (347,724)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                (586,475)
                                                             Change in net unrealized appreciation on
                                                                  investments                                 1,647,653
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    713,454
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                         $  21,620,926     $  36,214,488

Net increase (decrease) in net assets resulting from operations                               713,454        (2,417,438)

Capital shares transactions
   Net premiums                                                                                10,891            30,764
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                 (1,869,283)       (3,254,483)
   Transfers of death benefits                                                               (267,256)          (66,283)
   Transfers of other terminations                                                           (588,490)         (627,509)
   Interfund and net transfers to general account                                          (2,802,476)       (8,258,613)
                                                                                        --------------    --------------

     Net decrease in net assets from capital share transactions                            (5,516,614)      (12,176,124)
                                                                                        --------------    --------------

Total decrease in net assets                                                               (4,803,160)      (14,593,562)
                                                                                        --------------    --------------

Net assets at end of year                                                               $  16,817,766     $  21,620,926
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     173

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust - Power Income Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     136,934 shares (cost $1,430,950)        $   1,436,437       Dividend income                            $     6,287
                                                                 Capital gains distributions                      5,434
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 11,721
                                                                                                          --------------
Net assets                                   $   1,436,437     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       5,060
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  5,060
                                                                                                          --------------

                                                             Net investment income                                6,661

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    1,411
                                                             Change in net unrealized appreciation on
                                                                  investments                                     6,131
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    14,203
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    110,289         $       -

Net increase (decrease) in net assets resulting from operations                                14,203              (934)

Capital shares transactions
   Net premiums                                                                             1,139,419           118,355
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                           (117,687)                -
   Interfund and net transfers from (to) general account                                      290,213            (7,132)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             1,311,945           111,223
                                                                                        --------------    --------------

Total increase in net assets                                                                1,326,148           110,289
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,436,437      $    110,289
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     174

Midland National Life Insurance Company
Separate Account C
AllianceBernstein Variable Products Series - Real Estate Investment Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     32,193 shares (cost $397,271)            $    361,203       Dividend income                            $     2,581
                                                                 Capital gains distributions                     21,673
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 24,254
                                                                                                          --------------
Net assets                                    $    361,203     Expenses
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                       2,386
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  2,387
                                                                                                          --------------

                                                             Net investment income                               21,867

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                    3,472
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (37,119)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (11,780)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    23,822         $       -

Net (decrease) increase in net assets resulting from operations                               (11,780)            1,023

Capital shares transactions
   Net premiums                                                                               374,443            22,680
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (1,955)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (2,542)                -
   Interfund and net transfers (to) from general account                                      (20,785)              119
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               349,161            22,799
                                                                                        --------------    --------------

Total increase in net assets                                                                  337,381            23,822
                                                                                        --------------    --------------

Net assets at end of year                                                                $    361,203       $    23,822
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     175

Midland National Life Insurance Company
Separate Account C
AllianceBernstein Variable Products Series - Dynamic Asset Allocation Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     25,913 shares (cost $288,899)            $    302,665       Dividend income                             $      550
                                                                 Capital gains distributions                        759
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,309
                                                                                                          --------------
Net assets                                    $    302,665     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,051
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  2,051
                                                                                                          --------------

                                                             Net investment loss                                   (742)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      962
                                                             Change in net unrealized appreciation on
                                                                  investments                                    13,625
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    13,845
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     6,427         $       -

Net increase in net assets resulting from operations                                           13,845               132

Capital shares transactions
   Net premiums                                                                               237,820             6,295
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (754)                -
   Interfund and net transfers from general account                                            45,327                 -
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               282,393             6,295
                                                                                        --------------    --------------

Total increase in net assets                                                                  296,238             6,427
                                                                                        --------------    --------------

Net assets at end of year                                                                $    302,665       $     6,427
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     176

Midland National Life Insurance Company
Separate Account C
AllianceBernstein Variable Products Series - Small Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     1,154 shares (cost $24,170)               $    26,002       Dividend income                              $       -
                                                                 Capital gains distributions                      1,383
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,383
                                                                                                          --------------
Net assets                                     $    26,002     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         128
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    128
                                                                                                          --------------

                                                             Net investment income                                1,255

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                        2
                                                             Change in net unrealized appreciation on
                                                                  investments                                     1,832
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     3,089
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                              3,089

Capital shares transactions
   Net premiums                                                                                                  22,913
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                                    -
   Interfund and net transfers to general account                                                                     -
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  22,913
                                                                                                          --------------

Total increase in net assets                                                                                     26,002
                                                                                                          --------------

Net assets at end of year                                                                                   $    26,002
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     177

Midland National Life Insurance Company
Separate Account C
AllianceBernstein Variable Products Series - Small Mid Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     32,766 shares (cost $681,460)            $    745,094       Dividend income                            $     1,724
                                                                 Capital gains distributions                     23,562
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 25,286
                                                                                                          --------------
Net assets                                    $    745,094     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       4,378
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  4,378
                                                                                                          --------------

                                                             Net investment income                               20,908

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    5,247
                                                             Change in net unrealized appreciation on
                                                                  investments                                    63,546
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    89,701
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     9,679         $       -

Net increase in net assets resulting from operations                                           89,701                81

Capital shares transactions
   Net premiums                                                                               655,739             9,598
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (40,198)                -
   Interfund and net transfers from general account                                            30,173                 -
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               645,714             9,598
                                                                                        --------------    --------------

Total increase in net assets                                                                  735,415             9,679
                                                                                        --------------    --------------

Net assets at end of year                                                                $    745,094       $     9,679
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     178

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Basic Value Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     25,092 shares (cost $401,160)            $    435,353       Dividend income                            $     4,435
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  4,435
                                                                                                          --------------
Net assets                                    $    435,353     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,219
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  2,219
                                                                                                          --------------

                                                             Net investment income                                2,216

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   11,341
                                                             Change in net unrealized appreciation on
                                                                  investments                                    32,693
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    46,250
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    63,230         $       -

Net increase in net assets resulting from operations                                           46,250             2,728

Capital shares transactions
   Net premiums                                                                               266,828            48,150
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (202)                -
   Interfund and net transfers from general account                                            59,247            12,352
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               325,873            60,502
                                                                                        --------------    --------------

Total increase in net assets                                                                  372,123            63,230
                                                                                        --------------    --------------

Net assets at end of year                                                                $    435,353       $    63,230
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     179

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     12,027 shares (cost $116,940)            $    117,382       Dividend income                              $       1
                                                                 Capital gains distributions                     15,738
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 15,739
                                                                                                          --------------
Net assets                                    $    117,382     Expenses
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                         577
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    578
                                                                                                          --------------

                                                             Net investment income                               15,161

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      494
                                                             Change in net unrealized appreciation on
                                                                  investments                                       672
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    16,327
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     8,998         $       -

Net increase (decrease) in net assets resulting from operations                                16,327              (114)

Capital shares transactions
   Net premiums                                                                                82,199             9,147
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (3,695)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (251)                -
   Interfund and net transfers from (to) general account                                       13,804               (35)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                                92,057             9,112
                                                                                        --------------    --------------

Total increase in net assets                                                                  108,384             8,998
                                                                                        --------------    --------------

Net assets at end of year                                                                $    117,382       $     8,998
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     180

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Equity Dividend Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     167,038 shares (cost $1,692,346)        $   1,799,001       Dividend income                            $    17,254
                                                                 Capital gains distributions                     22,923
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 40,177
                                                                                                          --------------
Net assets                                   $   1,799,001     Expenses
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                      10,900
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 10,901
                                                                                                          --------------

                                                             Net investment income                               29,276

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   21,076
                                                             Change in net unrealized appreciation on
                                                                  investments                                   102,977
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    153,329
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    212,494         $       -

Net increase in net assets resulting from operations                                          153,329             4,999

Capital shares transactions
   Net premiums                                                                             1,241,260           190,910
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (1,994)           (1,548)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (5,983)             (155)
   Interfund and net transfers from general account                                           199,895            18,288
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             1,433,178           207,495
                                                                                        --------------    --------------

Total increase in net assets                                                                1,586,507           212,494
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,799,001      $    212,494
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     181

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Global Allocation Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     214,206 shares (cost $3,272,499)        $   3,337,327       Dividend income                            $    33,273
                                                                 Capital gains distributions                    122,491
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                155,764
                                                                                                          --------------
Net assets                                   $   3,337,327     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                      20,939
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 20,939
                                                                                                          --------------

                                                             Net investment income                              134,825

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   22,578
                                                             Change in net unrealized appreciation on
                                                                  investments                                    58,310
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    215,713
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    490,850         $       -

Net increase in net assets resulting from operations                                          215,713            14,270

Capital shares transactions
   Net premiums                                                                             2,194,931           527,894
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (18,077)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (97,846)             (280)
   Interfund and net transfers from (to) general account                                      551,756           (51,034)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             2,630,764           476,580
                                                                                        --------------    --------------

Total increase in net assets                                                                2,846,477           490,850
                                                                                        --------------    --------------

Net assets at end of year                                                               $   3,337,327      $    490,850
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     182

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Large Cap Core Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     4,028 shares (cost $123,381)             $    135,585       Dividend income                             $      911
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    911
                                                                                                          --------------
Net assets                                    $    135,585     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         799
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    799
                                                                                                          --------------

                                                             Net investment income                                  112

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    2,189
                                                             Change in net unrealized appreciation on
                                                                  investments                                    12,060
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    14,361
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    11,429         $       -

Net increase in net assets resulting from operations                                           14,361               372

Capital shares transactions
   Net premiums                                                                                75,456            13,373
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (10,397)                -
   Interfund and net transfers from (to) general account                                       44,736            (2,316)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               109,795            11,057
                                                                                        --------------    --------------

Total increase in net assets                                                                  124,156            11,429
                                                                                        --------------    --------------

Net assets at end of year                                                                $    135,585       $    11,429
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     183

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Large Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     7,863 shares (cost $105,018)             $    111,185       Dividend income                             $      508
                                                                 Capital gains distributions                      8,146
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  8,654
                                                                                                          --------------
Net assets                                    $    111,185     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         668
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    668
                                                                                                          --------------

                                                             Net investment income                                7,986

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    1,531
                                                             Change in net unrealized appreciation on
                                                                  investments                                     6,703
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    16,220
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     6,179         $       -

Net increase (decrease) in net assets resulting from operations                                16,220              (107)

Capital shares transactions
   Net premiums                                                                                40,561             8,677
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (103)                -
   Interfund and net transfers from (to) general account                                       48,328            (2,391)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                                88,786             6,286
                                                                                        --------------    --------------

Total increase in net assets                                                                  105,006             6,179
                                                                                        --------------    --------------

Net assets at end of year                                                                $    111,185       $     6,179
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     184

Midland National Life Insurance Company
Separate Account C
Columbia Variable Portfolio - Contrarian Core 2 Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     1,657 shares (cost $22,749)               $    23,627       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                     $    23,627     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                          36
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                     36
                                                                                                          --------------

                                                             Net investment loss                                    (36)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                        1
                                                             Change in net unrealized appreciation on
                                                                  investments                                       878
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $      843
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                                843

Capital shares transactions
   Net premiums                                                                                                  22,784
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                                    -
   Interfund and net transfers to general account                                                                     -
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  22,784
                                                                                                          --------------

Total increase in net assets                                                                                     23,627
                                                                                                          --------------

Net assets at end of year                                                                                   $    23,627
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     185

Midland National Life Insurance Company
Separate Account C
Columbia Variable Portfolio - Dividend Opportunity Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     4,712 shares (cost $81,668)               $    84,714       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                     $    84,714     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         152
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    152
                                                                                                          --------------

                                                             Net investment loss                                   (152)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                       69
                                                             Change in net unrealized appreciation on
                                                                  investments                                     3,046
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     2,963
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                              2,963

Capital shares transactions
   Net premiums                                                                                                  47,132
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                               (1,358)
   Interfund and net transfers from general account                                                              35,977
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  81,751
                                                                                                          --------------

Total increase in net assets                                                                                     84,714
                                                                                                          --------------

Net assets at end of year                                                                                   $    84,714
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     186

Midland National Life Insurance Company
Separate Account C
Columbia Variable Portfolio - Emerging Markets Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     63,424 shares (cost $606,611)            $    598,086       Dividend income                            $    10,519
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,519
                                                                                                          --------------
Net assets                                    $    598,086     Expenses
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                       1,605
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,606
                                                                                                          --------------

                                                             Net investment income                                8,913

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                    (142)
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (8,524)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $      247
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                                247

Capital shares transactions
   Net premiums                                                                                                 574,193
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                         (747)
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                              (16,014)
   Interfund and net transfers from general account                                                              40,407
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 597,839
                                                                                                          --------------

Total increase in net assets                                                                                    598,086
                                                                                                          --------------

Net assets at end of year                                                                                  $    598,086
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     187

Midland National Life Insurance Company
Separate Account C
Columbia Variable Portfolio - High Yield Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     7,940 shares (cost $55,631)               $    56,452       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                     $    56,452     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         148
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    148
                                                                                                          --------------

                                                             Net investment loss                                   (148)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                       30
                                                             Change in net unrealized appreciation on
                                                                  investments                                       821
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $      703
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                                703

Capital shares transactions
   Net premiums                                                                                                  32,705
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                               (1,329)
   Interfund and net transfers from general account                                                              24,373
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  55,749
                                                                                                          --------------

Total increase in net assets                                                                                     56,452
                                                                                                          --------------

Net assets at end of year                                                                                   $    56,452
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     188

Midland National Life Insurance Company
Separate Account C
DWS Variable Insurance Portfolios - Equity 500 Index Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     18,948 shares (cost $320,835)            $    360,194       Dividend income                             $      297
                                                                 Capital gains distributions                        409
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    706
                                                                                                          --------------
Net assets                                    $    360,194     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,021
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  2,021
                                                                                                          --------------

                                                             Net investment loss                                 (1,315)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      361
                                                             Change in net unrealized appreciation on
                                                                  investments                                    39,346
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    38,392
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                            $      458         $       -

Net increase in net assets resulting from operations                                           38,392                12

Capital shares transactions
   Net premiums                                                                               199,755               179
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (535)                -
   Interfund and net transfers from general account                                           122,124               267
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               321,344               446
                                                                                        --------------    --------------

Total increase in net assets                                                                  359,736               458
                                                                                        --------------    --------------

Net assets at end of year                                                                $    360,194        $      458
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     189

Midland National Life Insurance Company
Separate Account C
DWS Variable Insurance Portfolios - Small Cap Index Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     21,139 shares (cost $339,784)            $    373,738       Dividend income                             $      142
                                                                 Capital gains distributions                        398
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    540
                                                                                                          --------------
Net assets                                    $    373,738     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,533
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,533
                                                                                                          --------------

                                                             Net investment loss                                   (993)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      868
                                                             Change in net unrealized appreciation on
                                                                  investments                                    33,953
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    33,828
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                             33,828

Capital shares transactions
   Net premiums                                                                                                 301,457
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                               (6,301)
   Interfund and net transfers from general account                                                              44,754
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 339,910
                                                                                                          --------------

Total increase in net assets                                                                                    373,738
                                                                                                          --------------

Net assets at end of year                                                                                  $    373,738
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     190

Midland National Life Insurance Company
Separate Account C
DWS Variable Insurance Portfolios - Alternative Asset Allocation Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     25,007 shares (cost $342,082)            $    343,595       Dividend income                            $     1,743
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,743
                                                                                                          --------------
Net assets                                    $    343,595     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,775
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  2,775
                                                                                                          --------------

                                                             Net investment loss                                 (1,032)

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                     (43)
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (164)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (1,239)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    58,597         $       -

Net (decrease) increase in net assets resulting from operations                                (1,239)            1,860

Capital shares transactions
   Net premiums                                                                               195,688            56,679
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (3,291)                -
   Interfund and net transfers from general account                                            93,840                58
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               286,237            56,737
                                                                                        --------------    --------------

Total increase in net assets                                                                  284,998            58,597
                                                                                        --------------    --------------

Net assets at end of year                                                                $    343,595       $    58,597
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     191

Midland National Life Insurance Company
Separate Account C
DWS Variable Insurance Portfolios - Global Small Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     10,179 shares (cost $159,230)            $    172,737       Dividend income                             $       86
                                                                 Capital gains distributions                      1,499
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,585
                                                                                                          --------------
Net assets                                    $    172,737     Expenses
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                         622
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    623
                                                                                                          --------------

                                                             Net investment income                                  962

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    1,009
                                                             Change in net unrealized appreciation on
                                                                  investments                                    12,261
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    14,232
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    11,770         $       -

Net increase in net assets resulting from operations                                           14,232             1,186

Capital shares transactions
   Net premiums                                                                               131,276            10,585
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (2,050)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (631)                -
   Interfund and net transfers from (to) general account                                       18,140                (1)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               146,735            10,584
                                                                                        --------------    --------------

Total increase in net assets                                                                  160,967            11,770
                                                                                        --------------    --------------

Net assets at end of year                                                                $    172,737       $    11,770
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     192

Midland National Life Insurance Company
Separate Account C
DWS Variable Insurance Portfolios - Small Mid Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     17,235 shares (cost $254,961)            $    294,204       Dividend income                             $      349
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    349
                                                                                                          --------------
Net assets                                    $    294,204     Expenses
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                       2,113
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  2,114
                                                                                                          --------------

                                                             Net investment loss                                 (1,765)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    6,186
                                                             Change in net unrealized appreciation on
                                                                  investments                                    38,341
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    42,762
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    31,445         $       -

Net increase in net assets resulting from operations                                           42,762               808

Capital shares transactions
   Net premiums                                                                               242,240            26,262
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (1,442)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (17,000)                -
   Interfund and net transfers (to) from general account                                       (3,801)            4,375
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               219,997            30,637
                                                                                        --------------    --------------

Total increase in net assets                                                                  262,759            31,445
                                                                                        --------------    --------------

Net assets at end of year                                                                $    294,204       $    31,445
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     193

Midland National Life Insurance Company
Separate Account C
DWS Variable Insurance Portfolios - Large Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     3,873 shares (cost $56,933)               $    61,932       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                     $    61,932     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         347
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    347
                                                                                                          --------------

                                                             Net investment loss                                   (347)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      208
                                                             Change in net unrealized appreciation on
                                                                  investments                                     4,999
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     4,860
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                              4,860

Capital shares transactions
   Net premiums                                                                                                   7,524
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                               (2,499)
   Interfund and net transfers from general account                                                              52,047
                                                                                                          --------------

     Net increase in assets from capital share transactions                                                      57,072
                                                                                                          --------------

Total increase in net assets                                                                                     61,932
                                                                                                          --------------

Net assets at end of year                                                                                   $    61,932
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     194

Midland National Life Insurance Company
Separate Account C
Eaton Vance Variable Trust - Floating Rate Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     626,175 shares (cost $5,930,441)        $   5,904,828       Dividend income                            $    99,279
                                                                 Capital gains distributions                     21,568
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                120,847
                                                                                                          --------------
Net assets                                   $   5,904,828     Expenses
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                      39,386
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 39,387
                                                                                                          --------------

                                                             Net investment income                               81,460

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                    (605)
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (27,653)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    53,202
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    583,623         $       -

Net increase in net assets resulting from operations                                           53,202             6,091

Capital shares transactions
   Net premiums                                                                             5,418,379           628,827
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (9,986)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                           (126,047)           (2,200)
   Interfund and net transfers to general account                                             (14,343)          (49,095)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             5,268,003           577,532
                                                                                        --------------    --------------

Total increase in net assets                                                                5,321,205           583,623
                                                                                        --------------    --------------

Net assets at end of year                                                               $   5,904,828      $    583,623
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     195

Midland National Life Insurance Company
Separate Account C
Eaton Vance Variable Trust - Large-Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     12,965 shares (cost $142,558)            $    152,860       Dividend income                            $     1,268
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,268
                                                                                                          --------------
Net assets                                    $    152,860     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         617
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    617
                                                                                                          --------------

                                                             Net investment income                                  651

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      614
                                                             Change in net unrealized appreciation on
                                                                  investments                                    10,302
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    11,567
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    20,662         $       -

Net increase in net assets resulting from operations                                           11,567               265

Capital shares transactions
   Net premiums                                                                                34,825            20,397
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (796)                -
   Interfund and net transfers from general account                                            86,602                 -
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               120,631            20,397
                                                                                        --------------    --------------

Total increase in net assets                                                                  132,198            20,662
                                                                                        --------------    --------------

Net assets at end of year                                                                $    152,860       $    20,662
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     196

Midland National Life Insurance Company
Separate Account C
First Investors Life Series - International Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     432 shares (cost $8,729)                  $     8,908       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                     $     8,908     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                          23
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                     23
                                                                                                          --------------

                                                             Net investment loss                                    (23)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                        1
                                                             Change in net unrealized appreciation on
                                                                  investments                                       179
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $      157
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                                157

Capital shares transactions
   Net premiums                                                                                                   8,752
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                                    -
   Interfund and net transfers to general account                                                                    (1)
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                   8,751
                                                                                                          --------------

Total increase in net assets                                                                                      8,908
                                                                                                          --------------

Net assets at end of year                                                                                   $     8,908
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     197

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Mutual International Securities Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     0 shares (cost $0)                          $       -       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                       $       -     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                          28
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                     28
                                                                                                          --------------

                                                             Net investment loss                                    (28)

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized losses on investments                     (46)
                                                             Change in net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $      (74)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

   Net decrease in net assets resulting from operations                                                             (74)

Capital shares transactions
   Net premiums                                                                                                   6,974
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                                    -
   Interfund and net transfers to general account                                                                (6,900)
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                      74
                                                                                                          --------------

Total increase in net assets                                                                                          -
                                                                                                          --------------

Net assets at end of year                                                                                     $       -
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     198

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     165,839 shares (cost $3,187,235)        $   3,587,105       Dividend income                            $    68,259
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 68,259
                                                                                                          --------------
Net assets                                   $   3,587,105     Expenses
                                             --------------
                                                                 Administrative expense                               7
                                                                 Mortality and expense risk                      31,220
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 31,227
                                                                                                          --------------

                                                             Net investment income                               37,032

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   42,097
                                                             Change in net unrealized appreciation on
                                                                  investments                                   394,854
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    473,983
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    347,234         $       -

Net increase in net assets resulting from operations                                          473,983             5,776

Capital shares transactions
   Net premiums                                                                             3,037,826           339,428
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (26,960)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                           (116,593)           (3,005)
   Interfund and net transfers (to) from general account                                     (128,385)            5,035
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             2,765,888           341,458
                                                                                        --------------    --------------

Total increase in net assets                                                                3,239,871           347,234
                                                                                        --------------    --------------

Net assets at end of year                                                               $   3,587,105      $    347,234
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     199

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Income Securities Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     301,184 shares (cost $4,656,112)        $   4,840,030       Dividend income                            $    82,034
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 82,034
                                                                                                          --------------
Net assets                                   $   4,840,030     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                      25,639
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 25,639
                                                                                                          --------------

                                                             Net investment income                               56,395

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    6,007
                                                             Change in net unrealized appreciation on
                                                                  investments                                   182,394
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    244,796
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    72,542         $       -

Net increase in net assets resulting from operations                                          244,796             1,442

Capital shares transactions
   Net premiums                                                                             4,395,997            71,165
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (72,046)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                           (159,973)                -
   Interfund and net transfers from (to) general account                                      358,714               (65)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             4,522,692            71,100
                                                                                        --------------    --------------

Total increase in net assets                                                                4,767,488            72,542
                                                                                        --------------    --------------

Net assets at end of year                                                               $   4,840,030       $    72,542
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     200

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Global Bond Securities Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     344,288 shares (cost $6,525,688)        $   6,403,753       Dividend income                           $    150,884
                                                                 Capital gains distributions                     38,956
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                189,840
                                                                                                          --------------
Net assets                                   $   6,403,753     Expenses
                                             --------------
                                                                 Administrative expense                              10
                                                                 Mortality and expense risk                      46,183
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 46,193
                                                                                                          --------------

                                                             Net investment income                              143,647

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                   16,782
                                                             Change in net unrealized depreciation on
                                                                  investments                                  (153,747)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     6,682
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    799,942         $       -

Net increase in net assets resulting from operations                                            6,682            33,981

Capital shares transactions
   Net premiums                                                                             5,645,925           759,781
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                   (112,365)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                           (162,228)           (4,906)
   Interfund and net transfers from general account                                           225,797            11,086
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             5,597,129           765,961
                                                                                        --------------    --------------

Total increase in net assets                                                                5,603,811           799,942
                                                                                        --------------    --------------

Net assets at end of year                                                               $   6,403,753      $    799,942
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     201

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Foreign Securities Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     403,491 shares (cost $6,231,265)        $   6,956,189       Dividend income                            $    63,234
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 63,234
                                                                                                          --------------
Net assets                                   $   6,956,189     Expenses
                                             --------------
                                                                 Administrative expense                              10
                                                                 Mortality and expense risk                      44,126
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 44,136
                                                                                                          --------------

                                                             Net investment income                               19,098

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   34,289
                                                             Change in net unrealized appreciation on
                                                                  investments                                   703,475
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    756,862
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    417,437         $       -

Net increase in net assets resulting from operations                                          756,862            21,537

Capital shares transactions
   Net premiums                                                                             6,036,667           402,196
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (29,222)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                           (199,706)           (2,830)
   Interfund and net transfers to general account                                             (25,849)           (3,466)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             5,781,890           395,900
                                                                                        --------------    --------------

Total increase in net assets                                                                6,538,752           417,437
                                                                                        --------------    --------------

Net assets at end of year                                                               $   6,956,189      $    417,437
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     202

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Developing Markets Securities Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     261,210 shares (cost $2,655,489)        $   2,661,731       Dividend income                            $    23,899
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 23,899
                                                                                                          --------------
Net assets                                   $   2,661,731     Expenses
                                             --------------
                                                                 Administrative expense                               4
                                                                 Mortality and expense risk                      17,356
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 17,360
                                                                                                          --------------

                                                             Net investment income                                6,539

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                    5,879
                                                             Change in net unrealized depreciation on
                                                                  investments                                    (8,403)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     4,015
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    217,859         $       -

Net increase in net assets resulting from operations                                            4,015            14,052

Capital shares transactions
   Net premiums                                                                             2,500,600           200,412
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (15,254)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (81,787)           (1,147)
   Interfund and net transfers from general account                                            36,298             4,542
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             2,439,857           203,807
                                                                                        --------------    --------------

Total increase in net assets                                                                2,443,872           217,859
                                                                                        --------------    --------------

Net assets at end of year                                                               $   2,661,731      $    217,859
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     203

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Securities Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     55,039 shares (cost $1,232,620)         $   1,257,082       Dividend income                            $    11,676
                                                                 Capital gains distributions                     48,525
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 60,201
                                                                                                          --------------
Net assets                                   $   1,257,082     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       5,122
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  5,122
                                                                                                          --------------

                                                             Net investment income                               55,079

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      649
                                                             Change in net unrealized appreciation on
                                                                  investments                                    24,406
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    80,134
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     2,017         $       -

Net increase in net assets resulting from operations                                           80,134                53

Capital shares transactions
   Net premiums                                                                               968,191             2,000
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (23,901)                -
   Interfund and net transfers from (to) general account                                      230,641               (36)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             1,174,931             1,964
                                                                                        --------------    --------------

Total increase in net assets                                                                1,255,065             2,017
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,257,082       $     2,017
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     204

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Rising Dividends Securities Fund
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     149,702 shares (cost $3,709,535)        $   4,134,779       Dividend income                            $    30,132
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 30,132
                                                                                                          --------------
Net assets                                   $   4,134,779     Expenses
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                      27,528
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 27,529
                                                                                                          --------------

                                                             Net investment income                                2,603

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   46,432
                                                             Change in net unrealized appreciation on
                                                                  investments                                   395,773
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    444,808
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    613,082         $       -

Net increase in net assets resulting from operations                                          444,808            27,400

Capital shares transactions
   Net premiums                                                                             2,616,389           566,493
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (15,280)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (71,660)             (602)
   Interfund and net transfers from general account                                           547,440            19,791
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             3,076,889           585,682
                                                                                        --------------    --------------

Total increase in net assets                                                                3,521,697           613,082
                                                                                        --------------    --------------

Net assets at end of year                                                               $   4,134,779      $    613,082
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     205

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Asset Strategy Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     296,838 shares (cost $3,450,042)        $   3,932,684       Dividend income                            $    16,066
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 16,066
                                                                                                          --------------
Net assets                                   $   3,932,684     Expenses
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                      24,803
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 24,804
                                                                                                          --------------

                                                             Net investment loss                                 (8,738)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   34,489
                                                             Change in net unrealized appreciation on
                                                                  investments                                   449,581
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    475,332
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    560,908         $       -

Net increase in net assets resulting from operations                                          475,332            34,088

Capital shares transactions
   Net premiums                                                                             2,086,176           576,894
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (3,448)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                           (110,312)             (372)
   Interfund and net transfers from (to) general account                                      924,028           (49,702)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             2,896,444           526,820
                                                                                        --------------    --------------

Total increase in net assets                                                                3,371,776           560,908
                                                                                        --------------    --------------

Net assets at end of year                                                               $   3,932,684      $    560,908
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     206

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Balanced Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     178,501 shares (cost $1,792,865)        $   1,866,778       Dividend income                            $     9,160
                                                                 Capital gains distributions                     52,659
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 61,819
                                                                                                          --------------
Net assets                                   $   1,866,778     Expenses
                                             --------------
                                                                 Administrative expense                               8
                                                                 Mortality and expense risk                       8,954
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  8,962
                                                                                                          --------------

                                                             Net investment income                               52,857

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      223
                                                             Change in net unrealized appreciation on
                                                                  investments                                    73,913
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    126,993
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                            126,993

Capital shares transactions
   Net premiums                                                                                               1,569,159
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                       (9,379)
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                              (30,438)
   Interfund and net transfers from general account                                                             210,443
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                               1,739,785
                                                                                                          --------------

Total increase in net assets                                                                                  1,866,778
                                                                                                          --------------

Net assets at end of year                                                                                 $   1,866,778
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     207

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     28,495 shares (cost $231,498)            $    257,714       Dividend income                            $     1,607
                                                                 Capital gains distributions                      2,183
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  3,790
                                                                                                          --------------
Net assets                                    $    257,714     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,731
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,731
                                                                                                          --------------

                                                             Net investment income                                2,059

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      860
                                                             Change in net unrealized appreciation on
                                                                  investments                                    25,969
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    28,888
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    22,037         $       -

Net increase in net assets resulting from operations                                           28,888               212

Capital shares transactions
   Net premiums                                                                               165,541            21,838
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (2,447)                -
   Interfund and net transfers from (to) general account                                       43,695               (13)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               206,789            21,825
                                                                                        --------------    --------------

Total increase in net assets                                                                  235,677            22,037
                                                                                        --------------    --------------

Net assets at end of year                                                                $    257,714       $    22,037
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     208

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Energy Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     56,906 shares (cost $387,100)            $    427,013       Dividend income                              $       -
                                                                 Capital gains distributions                        791
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    791
                                                                                                          --------------
Net assets                                    $    427,013     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,828
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  2,828
                                                                                                          --------------

                                                             Net investment loss                                 (2,037)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    7,558
                                                             Change in net unrealized appreciation on
                                                                  investments                                    39,839
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    45,360
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     4,148         $       -

Net increase in net assets resulting from operations                                           45,360                60

Capital shares transactions
   Net premiums                                                                               317,787             8,017
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -            (1,460)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (18,126)                -
   Interfund and net transfers from (to) general account                                       77,844            (2,469)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               377,505             4,088
                                                                                        --------------    --------------

Total increase in net assets                                                                  422,865             4,148
                                                                                        --------------    --------------

Net assets at end of year                                                                $    427,013       $     4,148
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     209

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Global Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     21,639 shares (cost $110,739)            $    111,585       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    111,585     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,137
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,137
                                                                                                          --------------

                                                             Net investment loss                                 (1,137)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                       71
                                                             Change in net unrealized appreciation on
                                                                  investments                                       938
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $     (128)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     4,705         $       -

Net (decrease) increase in net assets resulting from operations                                  (128)               25

Capital shares transactions
   Net premiums                                                                               118,700             4,680
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (11,550)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (1,961)                -
   Interfund and net transfers from general account                                             1,819                 -
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               107,008             4,680
                                                                                        --------------    --------------

Total increase in net assets                                                                  106,880             4,705
                                                                                        --------------    --------------

Net assets at end of year                                                                $    111,585       $     4,705
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     210

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Global Natural Resources Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     22,922 shares (cost $117,054)            $    124,532       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    124,532     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,349
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,349
                                                                                                          --------------

                                                             Net investment loss                                 (1,349)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    2,726
                                                             Change in net unrealized appreciation on
                                                                  investments                                     5,940
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     7,317
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    72,254         $       -

Net increase in net assets resulting from operations                                            7,317             1,397

Capital shares transactions
   Net premiums                                                                                71,186            69,720
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (2,642)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (669)                -
   Interfund and net transfers (to) from general account                                      (22,914)            1,137
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                                44,961            70,857
                                                                                        --------------    --------------

Total increase in net assets                                                                   52,278            72,254
                                                                                        --------------    --------------

Net assets at end of year                                                                $    124,532       $    72,254
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     211

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     16,395 shares (cost $197,589)            $    218,591       Dividend income                             $      281
                                                                 Capital gains distributions                      5,022
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  5,303
                                                                                                          --------------
Net assets                                    $    218,591     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,211
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,211
                                                                                                          --------------

                                                             Net investment income                                4,092

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    6,958
                                                             Change in net unrealized appreciation on
                                                                  investments                                    19,634
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    30,684
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    24,101         $       -

Net increase in net assets resulting from operations                                           30,684             1,228

Capital shares transactions
   Net premiums                                                                               199,888            22,939
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (17,967)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (2,065)                -
   Interfund and net transfers to general account                                             (16,050)              (66)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               163,806            22,873
                                                                                        --------------    --------------

Total increase in net assets                                                                  194,490            24,101
                                                                                        --------------    --------------

Net assets at end of year                                                                $    218,591       $    24,101
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     212

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - High Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     363,843 shares (cost $1,425,076)        $   1,453,880       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                   $   1,453,880     Expenses
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                       3,472
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  3,473
                                                                                                          --------------

                                                             Net investment loss                                 (3,473)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      229
                                                             Change in net unrealized appreciation on
                                                                  investments                                    28,804
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    25,560
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                             25,560

Capital shares transactions
   Net premiums                                                                                               1,313,509
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                       (1,257)
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                              (30,755)
   Interfund and net transfers from general account                                                             146,823
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                               1,428,320
                                                                                                          --------------

Total increase in net assets                                                                                  1,453,880
                                                                                                          --------------

Net assets at end of year                                                                                 $   1,453,880
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     213

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - International Core Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     44,586 shares (cost $793,559)            $    880,584       Dividend income                            $     4,479
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  4,479
                                                                                                          --------------
Net assets                                    $    880,584     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       5,217
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  5,217
                                                                                                          --------------

                                                             Net investment loss                                   (738)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   11,546
                                                             Change in net unrealized appreciation on
                                                                  investments                                    84,238
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    95,046
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    65,133         $       -

Net increase in net assets resulting from operations                                           95,046             2,691

Capital shares transactions
   Net premiums                                                                               771,438            57,216
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,764)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (19,168)             (172)
   Interfund and net transfers (to) from general account                                      (25,101)            5,398
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               720,405            62,442
                                                                                        --------------    --------------

Total increase in net assets                                                                  815,451            65,133
                                                                                        --------------    --------------

Net assets at end of year                                                                $    880,584       $    65,133
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     214

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - International Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     10,087 shares (cost $88,593)              $    99,007       Dividend income                             $      185
                                                                 Capital gains distributions                        395
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    580
                                                                                                          --------------
Net assets                                     $    99,007     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         612
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    612
                                                                                                          --------------

                                                             Net investment loss                                    (32)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                       76
                                                             Change in net unrealized appreciation on
                                                                  investments                                    10,313
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    10,357
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    19,025         $       -

Net increase in net assets resulting from operations                                           10,357               783

Capital shares transactions
   Net premiums                                                                                33,248            18,246
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                                  -                 -
   Interfund and net transfers from (to) general account                                       36,377                (4)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                                69,625            18,242
                                                                                        --------------    --------------

Total increase in net assets                                                                   79,982            19,025
                                                                                        --------------    --------------

Net assets at end of year                                                                 $    99,007       $    19,025
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     215

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     62,342 shares (cost $600,977)            $    668,514       Dividend income                              $       -
                                                                 Capital gains distributions                     10,041
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,041
                                                                                                          --------------
Net assets                                    $    668,514     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       4,309
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  4,309
                                                                                                          --------------

                                                             Net investment income                                5,732

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    8,567
                                                             Change in net unrealized appreciation on
                                                                  investments                                    65,071
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    79,370
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    51,067         $       -

Net increase in net assets resulting from operations                                           79,370             2,626

Capital shares transactions
   Net premiums                                                                               549,364            48,259
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (24,364)                -
   Interfund and net transfers from general account                                            13,077               182
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               538,077            48,441
                                                                                        --------------    --------------

Total increase in net assets                                                                  617,447            51,067
                                                                                        --------------    --------------

Net assets at end of year                                                                $    668,514       $    51,067
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     216

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Science and Technology Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     52,641 shares (cost $1,217,607)         $   1,399,415       Dividend income                              $       -
                                                                 Capital gains distributions                     18,351
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 18,351
                                                                                                          --------------
Net assets                                   $   1,399,415     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       6,156
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  6,156
                                                                                                          --------------

                                                             Net investment income                               12,195

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   22,391
                                                             Change in net unrealized appreciation on
                                                                  investments                                   179,562
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    214,148
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    45,034         $       -

Net increase in net assets resulting from operations                                          214,148             4,766

Capital shares transactions
   Net premiums                                                                               968,028            48,985
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (15,861)             (351)
   Interfund and net transfers from (to) general account                                      188,066            (8,366)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             1,140,233            40,268
                                                                                        --------------    --------------

Total increase in net assets                                                                1,354,381            45,034
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,399,415       $    45,034
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     217

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Small Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     38,881 shares (cost $470,846)            $    534,879       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    534,879     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,976
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  2,976
                                                                                                          --------------

                                                             Net investment loss                                 (2,976)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    7,674
                                                             Change in net unrealized appreciation on
                                                                  investments                                    64,093
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    68,791
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    18,056         $       -

Net increase (decrease) in net assets resulting from operations                                68,791              (126)

Capital shares transactions
   Net premiums                                                                               394,912            16,992
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (12,232)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (6,519)                -
   Interfund and net transfers from general account                                            71,871             1,190
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               448,032            18,182
                                                                                        --------------    --------------

Total increase in net assets                                                                  516,823            18,056
                                                                                        --------------    --------------

Net assets at end of year                                                                $    534,879       $    18,056
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     218

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Small Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     70,121 shares (cost $1,271,581)         $   1,395,448       Dividend income                            $     3,404
                                                                 Capital gains distributions                     25,182
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 28,586
                                                                                                          --------------
Net assets                                   $   1,395,448     Expenses
                                             --------------
                                                                 Administrative expense                               3
                                                                 Mortality and expense risk                       8,248
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  8,251
                                                                                                          --------------

                                                             Net investment income                               20,335

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   16,140
                                                             Change in net unrealized appreciation on
                                                                  investments                                   121,171
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    157,646
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    78,216         $       -

Net increase in net assets resulting from operations                                          157,646             3,078

Capital shares transactions
   Net premiums                                                                             1,201,375            65,407
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (6,834)           (1,526)
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (36,770)             (380)
   Interfund and net transfers from general account                                             1,815            11,637
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             1,159,586            75,138
                                                                                        --------------    --------------

Total increase in net assets                                                                1,317,232            78,216
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,395,448       $    78,216
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     219

Midland National Life Insurance Company
Separate Account C
Lazard Retirement Series, Inc. - International Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     1,285 shares (cost $16,572)               $    17,043       Dividend income                             $      153
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    153
                                                                                                          --------------
Net assets                                     $    17,043     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                          14
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                     14
                                                                                                          --------------

                                                             Net investment income                                  139

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                        1
                                                             Change in net unrealized appreciation on
                                                                  investments                                       471
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $      611
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                                611

Capital shares transactions
   Net premiums                                                                                                  16,232
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                                    -
   Interfund and net transfers from general account                                                                 200
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  16,432
                                                                                                          --------------

Total increase in net assets                                                                                     17,043
                                                                                                          --------------

Net assets at end of year                                                                                   $    17,043
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     220

Midland National Life Insurance Company
Separate Account C
Lazard Retirement Series, Inc. - Multi Asset Targeted Volatility Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     2,354 shares (cost $26,983)               $    28,956       Dividend income                             $       84
                                                                 Capital gains distributions                        589
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    673
                                                                                                          --------------
Net assets                                     $    28,956     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         257
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    257
                                                                                                          --------------

                                                             Net investment income                                  416

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      775
                                                             Change in net unrealized appreciation on
                                                                  investments                                     1,972
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     3,163
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                              3,163

Capital shares transactions
   Net premiums                                                                                                  29,408
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                                    -
   Interfund and net transfers to general account                                                                (3,615)
                                                                                                          --------------

     Net increase in net assets from capital share transactons                                                   25,793
                                                                                                          --------------

Total increase in net assets                                                                                     28,956
                                                                                                          --------------

Net assets at end of year                                                                                   $    28,956
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     221

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - Western Asset Variable Global High Yield Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     64,865 shares (cost $554,158)            $    538,382       Dividend income                            $    29,844
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 29,844
                                                                                                          --------------
Net assets                                    $    538,382     Expenses
                                             --------------
                                                                 Administrative expense                               3
                                                                 Mortality and expense risk                       4,635
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  4,638
                                                                                                          --------------

                                                             Net investment income                               25,206

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                    5,464
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (11,722)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    18,948
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    156,322         $       -

Net increase in net assets resulting from operations                                           18,948             4,670

Capital shares transactions
   Net premiums                                                                               286,739            16,299
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (44,575)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (24,617)                -
   Interfund and net transfers from general account                                           145,565           135,353
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               363,112           151,652
                                                                                        --------------    --------------

Total increase in net assets                                                                  382,060           156,322
                                                                                        --------------    --------------

Net assets at end of year                                                                $    538,382      $    156,322
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     222

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Core Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     7,258 shares (cost $135,921)             $    135,355       Dividend income                              $       8
                                                                 Capital gains distributions                      8,726
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  8,734
                                                                                                          --------------
Net assets                                    $    135,355     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         446
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    446
                                                                                                          --------------

                                                             Net investment income                                8,288

                                                             Realized and change in unrealized gains
                                                             (losses) on investments
                                                             Net realized gains on investments                    1,833
                                                             Change in net unrealized depreciation on
                                                                  investments                                      (579)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     9,542
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $     2,528         $       -

Net increase in net assets resulting from operations                                            9,542                74

Capital shares transactions
   Net premiums                                                                                89,716             2,554
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (3,559)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (1,260)             (100)
   Interfund and net transfers from general account                                            38,388                 -
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               123,285             2,454
                                                                                        --------------    --------------

Total increase in net assets                                                                  132,827             2,528
                                                                                        --------------    --------------

Net assets at end of year                                                                $    135,355       $     2,528
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     223

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Equity Income Builder Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     7,680 shares (cost $102,029)             $    110,597       Dividend income                            $     1,524
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,524
                                                                                                          --------------
Net assets                                    $    110,597     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         884
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    884
                                                                                                          --------------

                                                             Net investment income                                  640

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      507
                                                             Change in net unrealized appreciation on
                                                                  investments                                     8,568
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     9,715
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net inccrease in net assets resulting from operations                                                             9,715

Capital shares transactions
   Net premiums                                                                                                  97,583
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                               (2,139)
   Interfund and net transfers from general account                                                               5,438
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 100,882
                                                                                                          --------------

Total increase in net assets                                                                                    110,597
                                                                                                          --------------

Net assets at end of year                                                                                  $    110,597
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     224

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     12,286 shares (cost $272,667)            $    289,203       Dividend income                             $       45
                                                                 Capital gains distributions                     16,430
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 16,475
                                                                                                          --------------
Net assets                                    $    289,203     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,344
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,344
                                                                                                          --------------

                                                             Net investment income                               15,131

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    2,318
                                                             Change in net unrealized appreciation on
                                                                  investments                                    16,535
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    33,984
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                             33,984

Capital shares transactions
   Net premiums                                                                                                 292,910
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                               (2,100)
   Interfund and net transfers to general account                                                               (35,591)
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                 255,219
                                                                                                          --------------

Total increase in net assets                                                                                    289,203
                                                                                                          --------------

Net assets at end of year                                                                                  $    289,203
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     225

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Income Trust - Dynamic Multi Strategy Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     1,845 shares (cost $22,379)               $    23,207       Dividend income                             $      174
                                                                 Capital gains distributions                         33
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    207
                                                                                                          --------------
Net assets                                     $    23,207     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         140
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    140
                                                                                                          --------------

                                                             Net investment income                                   67

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      486
                                                             Change in net unrealized appreciation on
                                                                  investments                                       828
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     1,381
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                                              2013

Net assets at beginning of year                                                                               $       -

Net increase in net assets resulting from operations                                                              1,381

Capital shares transactions
   Net premiums                                                                                                  20,502
   Transfers of policy loans                                                                                          -
   Transfers of surrenders                                                                                            -
   Transfers of death benefits                                                                                        -
   Transfers of other terminations                                                                                    -
   Interfund and net transfers from general account                                                               1,324
                                                                                                          --------------

     Net increase in net assets from capital share transactions                                                  21,826
                                                                                                          --------------

Total increase in net assets                                                                                     23,207
                                                                                                          --------------

Net assets at end of year                                                                                   $    23,207
                                                                                                          --------------

                  The accompanying notes are an integral part of these financial statements

                                                     226

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - Fund Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     5,336 shares (cost $122,976)             $    140,222       Dividend income                            $     1,066
                                                                 Capital gains distributions                      4,026
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  5,092
                                                                                                          --------------
Net assets                                    $    140,222     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,208
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,208
                                                                                                          --------------

                                                             Net investment income                                3,884

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    1,695
                                                             Change in net unrealized appreciation on
                                                                  investments                                    16,681
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    22,260
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    20,821         $       -

Net increase in net assets resulting from operations                                           22,260               536

Capital shares transactions
   Net premiums                                                                                68,977            14,696
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (3,571)             (262)
   Interfund and net transfers from general account                                            31,735             5,851
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                                97,141            20,285
                                                                                        --------------    --------------

Total increase in net assets                                                                  119,401            20,821
                                                                                        --------------    --------------

Net assets at end of year                                                                $    140,222       $    20,821
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     227

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     322,757 shares (cost $3,639,033)        $   3,560,015       Dividend income                            $    81,046
                                                                 Capital gains distributions                     22,017
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                103,063
                                                                                                          --------------
Net assets                                   $   3,560,015     Expenses
                                             --------------
                                                                 Administrative expense                               7
                                                                 Mortality and expense risk                      28,474
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 28,481
                                                                                                          --------------

                                                             Net investment income                               74,582

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                 (13,935)
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (79,521)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (18,874)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    445,453         $       -

Net (decrease) increase in net assets resulting from operations                               (18,874)            4,717

Capital shares transactions
   Net premiums                                                                             3,440,708           402,980
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (90,526)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                           (126,833)           (4,777)
   Interfund and net transfers (to) from general account                                      (89,913)           42,533
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             3,133,436           440,736
                                                                                        --------------    --------------

Total increase in net assets                                                                3,114,562           445,453
                                                                                        --------------    --------------

Net assets at end of year                                                               $   3,560,015      $    445,453
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     228

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - Strategic Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     184,126 shares (cost $1,957,651)        $   1,905,709       Dividend income                            $    61,349
                                                                 Capital gains distributions                      9,527
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 70,876
                                                                                                          --------------
Net assets                                   $   1,905,709     Expenses
                                             --------------
                                                                 Administrative expense                               2
                                                                 Mortality and expense risk                      20,783
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 20,785
                                                                                                          --------------

                                                             Net investment income                               50,091

                                                             Realized and change in unrealized losses
                                                             on investments
                                                             Net realized losses on investments                  (5,837)
                                                             Change in net unrealized depreciation on
                                                                  investments                                   (63,310)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (19,056)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    765,822         $       -

Net (decrease) increase in net assets resulting from operations                               (19,056)           19,284

Capital shares transactions
   Net premiums                                                                             1,414,542           726,623
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (94,734)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (79,398)           (3,903)
   Interfund and net transfers (to) from general account                                      (81,466)           23,818
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             1,158,944           746,538
                                                                                        --------------    --------------

Total increase in net assets                                                                1,139,888           765,822
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,905,710      $    765,822
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     229

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - Equity Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     18,029 shares (cost $444,754)            $    490,401       Dividend income                            $     6,817
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  6,817
                                                                                                          --------------
Net assets                                    $    490,401     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       3,399
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  3,399
                                                                                                          --------------

                                                             Net investment income                                3,418

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    4,533
                                                             Change in net unrealized appreciation on
                                                                  investments                                    44,486
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    52,437
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    77,522         $       -

Net increase in net assets resulting from operations                                           52,437             2,639

Capital shares transactions
   Net premiums                                                                               286,779            78,238
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (7,008)             (280)
   Interfund and net transfers from (to) general account                                       80,671            (3,075)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               360,442            74,883
                                                                                        --------------    --------------

Total increase in net assets                                                                  412,879            77,522
                                                                                        --------------    --------------

Net assets at end of year                                                                $    490,401       $    77,522
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     230

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - High Yield Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     337,788 shares (cost $3,495,848)        $   3,526,509       Dividend income                            $    54,616
                                                                 Capital gains distributions                     23,531
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 78,147
                                                                                                          --------------
Net assets                                   $   3,526,509     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                      14,978
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                 14,978
                                                                                                          --------------

                                                             Net investment income                               63,169

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   24,495
                                                             Change in net unrealized appreciation on
                                                                  investments                                    20,323
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    107,987
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    619,784         $       -

Net increase in net assets resulting from operations                                          107,987            17,420

Capital shares transactions
   Net premiums                                                                             2,075,165           455,963
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (17,196)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (29,895)           (3,304)
   Interfund and net transfers from general account                                           770,664           149,705
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             2,798,738           602,364
                                                                                        --------------    --------------

Total increase in net assets                                                                2,906,725           619,784
                                                                                        --------------    --------------

Net assets at end of year                                                               $   3,526,509      $    619,784
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     231

Midland National Life Insurance Company
Separate Account C
Prudential Series Funds - Jennison 20/20 Focus Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     11,214 shares (cost $209,755)            $    225,852       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    225,852     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         881
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                    881
                                                                                                          --------------

                                                             Net investment loss                                   (881)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    1,037
                                                             Change in net unrealized appreciation on
                                                                  investments                                    15,430
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    15,586
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    15,385         $       -

Net increase in net assets resulting from operations                                           15,586               472

Capital shares transactions
   Net premiums                                                                               179,417             8,734
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (1,607)                -
   Interfund and net transfers from general account                                            17,071             6,179
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               194,881            14,913
                                                                                        --------------    --------------

Total increase in net assets                                                                  210,467            15,385
                                                                                        --------------    --------------

Net assets at end of year                                                                $    225,852       $    15,385
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     232

Midland National Life Insurance Company
Separate Account C
Prudential Series Funds - Natural Resources Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     3,624 shares (cost $126,927)             $    133,287       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    133,287     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,141
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,141
                                                                                                          --------------

                                                             Net investment loss                                 (1,141)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    3,744
                                                             Change in net unrealized appreciation on
                                                                  investments                                     5,159
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     7,762
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    41,898         $       -

Net increase in net assets resulting from operations                                            7,762             1,312

Capital shares transactions
   Net premiums                                                                                79,165            43,273
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (12,215)                -
   Interfund and net transfers from (to) general account                                       16,677            (2,687)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                                83,627            40,586
                                                                                        --------------    --------------

Total increase in net assets                                                                   91,389            41,898
                                                                                        --------------    --------------

Net assets at end of year                                                                $    133,287       $    41,898
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     233

Midland National Life Insurance Company
Separate Account C
Prudential Series Funds - SP Prudential US Emerging Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     28,875 shares (cost $272,377)            $    299,726       Dividend income                              $       -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net assets                                    $    299,726     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,802
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,802
                                                                                                          --------------

                                                             Net investment loss                                 (1,802)

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                    6,579
                                                             Change in net unrealized appreciation on
                                                                  investments                                    25,900
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    30,677
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    43,842         $       -

Net increase in net assets resulting from operations                                           30,677             1,271

Capital shares transactions
   Net premiums                                                                               238,893            42,404
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                    (12,993)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                             (6,379)                -
   Interfund and net transfers from general account                                             5,686               167
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               225,207            42,571
                                                                                        --------------    --------------

Total increase in net assets                                                                  255,884            43,842
                                                                                        --------------    --------------

Net assets at end of year                                                                $    299,726       $    43,842
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     234

Midland National Life Insurance Company
Separate Account C
Royce Capital Fund - Micro-Cap Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     13,740 shares (cost $159,668)            $    174,776       Dividend income                             $      506
                                                                 Capital gains distributions                      4,013
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  4,519
                                                                                                          --------------
Net assets                                    $    174,776     Expenses
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,229
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  1,229
                                                                                                          --------------

                                                             Net investment income                                3,290

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                      724
                                                             Change in net unrealized appreciation on
                                                                  investments                                    14,089
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    18,103
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                           $    49,846         $       -

Net increase in net assets resulting from operations                                           18,103             1,976

Capital shares transactions
   Net premiums                                                                                66,704            46,879
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                          -                 -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                               (130)                -
   Interfund and net transfers from general account                                            40,253               991
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                               106,827            47,870
                                                                                        --------------    --------------

Total increase in net assets                                                                  124,930            49,846
                                                                                        --------------    --------------

Net assets at end of year                                                                $    174,776       $    49,846
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     235

Midland National Life Insurance Company
Separate Account C
Royce Capital Fund - Small Cap Portfolio
-----------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2013                                        Year Ended December 31, 2013
Assets:
   Investment in Portfolio,                                  Investment income:
     115,234 shares (cost $1,463,217)        $   1,583,322       Dividend income                            $    13,331
                                                                 Capital gains distributions                     77,523
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 90,854
                                                                                                          --------------
Net assets                                   $   1,583,322     Expenses
                                             --------------
                                                                 Administrative expense                               2
                                                                 Mortality and expense risk                       9,655
                                                                 Contract maintenance charge                          -
                                                                                                          --------------

                                                                                                                  9,657
                                                                                                          --------------

                                                             Net investment income                               81,197

                                                             Realized and change in unrealized gains
                                                             on investments
                                                             Net realized gains on investments                   13,060
                                                             Change in net unrealized appreciation on
                                                                  investments                                   118,614
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    212,871
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

   Statement of Changes in Net Assets
 Years Ended December 31, 2013 and 2012

                                                                                            2013              2012

Net assets at beginning of year                                                          $    109,009         $       -

Net increase in net assets resulting from operations                                          212,871             3,998

Capital shares transactions
   Net premiums                                                                             1,291,648           105,452
   Transfers of policy loans                                                                        -                 -
   Transfers of surrenders                                                                     (7,867)                -
   Transfers of death benefits                                                                      -                 -
   Transfers of other terminations                                                            (46,970)             (303)
   Interfund and net transfers from (to) general account                                       24,631              (138)
                                                                                        --------------    --------------

     Net increase in net assets from capital share transactions                             1,261,442           105,011
                                                                                        --------------    --------------

Total increase in net assets                                                                1,474,313           109,009
                                                                                        --------------    --------------

Net assets at end of year                                                               $   1,583,322      $    109,009
                                                                                        --------------    --------------

                  The accompanying notes are an integral part of these financial statements

                                                     236

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company
        Act of 1940 as amended, is a segregated investment account of Midland
        National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the
        Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of nine insurance products, each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Securities
        Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity
        Variable Insurance Products ("VIPF"), American Century Variable
        Portfolios, Inc. ("ACVP"), MFS Variable Insurance Trust ("MFS"), Lord
        Abbett Series Fund, Inc. ("LAC"), Alger Fund ("FAM"), Calvert Variable
        Series, Inc. ("CAM"), Invesco Variable Insurance Funds ("INV"), J.P.
        Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"),
        Guggenheim Variable Trust ("GVT"), ProFunds VP ("PF"), Van Eck Worldwide
        Insurance Trust ("Van Eck"), Janus Aspen Series ("JANUS"), PIMCO
        Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable Insurance
        Trust ("Goldman"), Neuberger Berman Advisors Management Trust
        ("Neuberger"), the Dreyfus Variable Investment Fund ("Dreyfus"), the
        Direxion Insurance Trust ("Direxion"), the Invesco Van Kampen Variable
        Insurance Funds ("IVKVI"), the Morgan Stanley Universal Institutional
        Funds ("MSUIF") and, the Northern Lights Variable Trust ("NLVT"), each diversified open-end management companies registered under the
        Investment Company Act of 1940, as directed by participants. All of these portfolios have been in existence for more than two years.

        During 2012 the Separate Account began to invest in specified portfolios of AllianceBernstein Variable Products Series ("ABVPS"), the BlackRock
        Variable Series Fund, Inc. ("BRVS"), the DWS Variable Insurance
        Portfolios ("DWS VIP"), the Eaton Vance Variable Trust ("EVVT"), the
        Franklin Templeton Variable Insurance Products Trust ("FTVIP"), the Ivy
        Funds Variable Insurance Portfolios ("IVY VIP"), the Lazard Retirement
        Series, Inc. ("LRS"), the Legg Mason Partners Variable Equity Trust
        ("LMVET"), the Legg Mason Partners Variable Income Trust ("LMVIT"), the
        Pioneer Variable Contracts Trust ("PIONEER VCT"), the Prudential Series
        Funds ("PRUDENTIAL"), and the Royce Capital Fund ("ROYCE") (collectively
        "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.

        During 2013 the Separate Account began to invest in specified portfolios of Columbia Variable Portfolio ("CVP") and the First Investors Life
        Series ("FILS"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of
        1940, as directed by participants.

        Effective December 8, 2009, the VE Worldwide Real Estate Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Van Eck Worldwide Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 23, 2009, the Direxion Evolution VP Managed Bond Fund
        and Direxion Evolution VP All-Cap Equity Fund were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of
        Direxion Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective April 30, 2010, the JANUS Growth and Income Portfolio was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of the Janus Aspen Series. All policy owners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the Fidelity VIPF Money Market Portfolio.

        Effective May 1, 2010, the AIM Variable Insurance Funds were renamed the
        Invesco Variable Insurance Funds, the Alger American Funds were renamed the Alger Funds, and the Van Eck Worldwide Insurance Trust was renamed the Van Eck Variable Insurance Portfolio.

        Effective May 1, 2010, several funds had name changes which included the following. The JP Bond Portfolio was renamed the JP Core Bond Portfolio and the JP Small Company Portfolio was renamed the JP Small Cap Core
        Portfolio. The RYDEX Sector Rotation Fund was also renamed the RYDEX US
        Long Short Momentum Fund and LAC International Portfolio was renamed the
        LAC International Opportunities Portfolio. The VEVIP Worldwide Bond Fund
        was renamed the VEVIP Global Bond Fund, the VEVIP Worldwide Emerging
        Markets Fund was renamed the VEVIP Emerging Markets Fund, and the VEVIP
        Worldwide Hard Assets Fund was renamed the VEVIP Global Hard Assets
        Fund. The CAM Social Equity Portfolio was renamed the CAM Equity
        Portfolio and the CAM Social Mid Cap Growth Portfolio was renamed the
        CAM Mid Cap Growth Portfolio. The NLVT Chariot Absolute Return Currency
        Portfolio was renamed the NLVT Chariot Absolute Return All Opportunities
        Portfolio.

        Effective June 1, 2010, the Van Kampen Universal Institutional Funds
        were renamed the Morgan Stanley Universal Institutional Funds and the
        Van Kampen Life Investment Trust was renamed the Invesco Van Kampen
        Variable Insurance Fund.

        Effective June 1, 2010, the Goldman Growth and Income Fund was renamed the Goldman Large Cap Value Fund.

        Effective March 31, 2011, the MSUIF Mid Cap Growth Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective May 2, 2011, the INV Financial Services Fund was renamed the
        INV Dividend Growth Fund.

        Effective August 31, 2011, the NLVT Chariot Absolute Return All
        Opportunities Portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Northern Lights
        Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 5, 2011, the RYDEX Government Long Bond 1.2x Strategy
        fund had a reverse share split. All policyowners were given half as many shares at twice the price.

        The VIPF Strategic Income Portfolio, VIPF Emerging Markets Portfolio,
        VIPF Real Estate Portfolio, VIPF Money Market Portfolio Service Class 2,
        MFS Global Tactical Allocation Portfolio, MFS International Value
        Portfolio, MFS Utilities Portfolio, MFS New Discover Portfolio Service
        Class, FAM Capital Appreciation Portfolio Class S, RYDEX S&P 500 Pure
        Growth Fund, RYDEX S&P MidCap 400 Pure Growth Fund, GVT Multi Hedge
        Strategies Fund, GVT Managed Futures Strategies Fund, GVT DWA Sector
        Rotation Fund, JANUS Global Technology Portfolio, JANUS Overseas
        Portfolio, JANUS Janus Portfolio, JANUS Worldwide Portfolio, JANUS
        Perkins Mid Cap Value Portfolio, JANUS Balanced Portfolio, JANUS
        Flexible Bond Portfolio, PIMCO Global Multi Asset Portfolio, PIMCO Short
        Term Portfolio, PIMCO Emerging Markets Bond Portfolio, PIMCO Global
        (Unhedged) Bond Portfolio, PIMCO Commodity Real Return Strategy
        Portfolio, BRVS Basic Value Fund, BRVS Capital Appreciation Fund, BRVS
        Equity Dividend Fun, BRVS Global Allocation Fund, BRVS Large Cap Core
        Fund, BRVS Large Cap Growth Fund, DWS VIP Alternative Asset Allocation
        Portfolio, DWS VIP Global Small Cap Growth Portfolio, DWS VIP Dreman
        Small Mid Cap Value Portfolio, DWS VIP Large Cap Value Portfolio, EVVT
        Floating Rate Income Portfolio, EVVT Large-Cap Value Portfolio, FTVIP
        Mutual Shares Securities Fund, FTVIP Global Bond Securities Fund, FTVIP
        Foreign Securities Fund, FTVIP Developing Markets Securities Fund, FTVIP
        Rising Dividends Securities Fund, IVY VIP Asset Strategy Portfolio, IVY
        VIP Dividend Opportunities Portfolio, IVY VIP Energy Portfolio, IVY VIP
        Global Natural Resources Portfolio,, IVY VIP Growth Portfolio, IVY VIP
        International Core Equity Portfolio, IVY VIP International Growth
        Portfolio, IVY VIP Mid Cap Growth Portfolio, IVY VIP Science and
        Technology Portfolio, IVY VIP Small Cap Growth Portfolio, IVY VIP Small
        Cap Value Portfolio, LMVET Western Asset Variable Global High Yield Bond
        Portfolio, LMVET CB Variable Mid Cap Core Portfolio, PIONEER VCT Fund
        Portfolio, PIONEER VCT Bond Portfolio, PIONEER VCT Strategic Income
        Portfolio, PIONEER VCT Equity Income Portfolio, PIONEER VCT High Yield
        Portfolio, PRUDENTIAL Jennison 20/20 Focus Portfolio, PRUDENTIAL Natural
        Resources Portfolio, PRUDENTIAL SP Prudential US Emerging Growth
        Portfolio, ROYCE Micro-Cap Portfolio, and ROYCE Small Cap Portfolio were introduced effective February 1, 2012.

        Effective May 1, 2012, several funds had name changes. The LAC Mid Cap
        Value Portfolio was renamed the LAC Mid Cap Stock Portfolio, the INV
        Basic Value Fund was renamed the IVKVI Value Opportunities Fund, the INV
        Dividend Growth Fund was renamed the INV Diversified Dividend Fund, the
        Neuberger Regency Portfolio was renamed the Neuberger Mid Cap Intrinsic
        Value Portfolio, and the RYDEX U.S. Long Short Momentum Fund was renamed the GVT U.S. Long Short Momentum Fund.

        Effective July 15, 2012, the IVKVI Mid Cap Value Fund was renamed the
        IVKVI American Value Fund.

        The VIPF Funds Manager 50% Portfolio, VIPF Funds Manager 70% Portfolio,
        VIPF Funds Manager 85% Portfolio, MFS Bond Portfolio, MFS Emerging
        Markets Equity Portfolio, MFS Technology Portfolio, LAC Bond-Debenture
        Portfolio, LAC Fundamental Equity Portfolio, LAC Developing Growth
        Portfolio, RYDEX Biotechnology Fund, GVT Small Cap Value Fund, NLVT
        Power Income Fund, ABVPS Real Estate Investment Portfolio, ABVPS Dynamic
        Asset Allocation Portfolio, ABVPS Small Cap Growth Portfolio, ABVPS
        Small Mid Cap Value Portfolio, DWS VIP Equity 500 Index Portfolio, DWS
        VIP Small Cap Index Portfolio, FTVIP Mutual International Securities
        Fund, FTVIP Income Securities Fund, FTVIP Mutual Global Discovery
        Securities Fund, FTVIP Balanced Portfolio, FTVIP Global Bond Portfolio,
        LRS International Equity Portfolio, LRS Multi Asset Targeted Volatility
        Portfolio, LMVET CB Variable Equity Income Builder Portfolio, LMVET CB
        Variable Small Cap Growth Portfolio, and LMVIT Dynamic Multi Strategy
        Portfolio were introduced effective October 1, 2012.

        Effective January 31, 2013, the ABVPS Small Cap Growth Portfolio was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Alliance Bernstein. All policyowners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge

        Effective April 29, 2013, several funds had name changes. The LMVET CB
        Variable Income Builder Portfolio was renamed the LMVET ClearBridge
        Variable Equity Income Builder Portfolio, the LMVER CB Variable Small
        Cap Growth Portfolio was renamed the LMVET ClearBridge Variable Small
        Cap Growth Portfolio, and the LMVET CB Variable Mid Cap Core Portfolio
        was renamed the LMVET ClearBridge Variable Mid Cap Core Portfolio.

        Effective May 1, 2013 the DWS VIP Dreman Small Mid Cap Value Portfolio
        was renamed the DWS VIP Small Mid Cap Value Portfolio, the JANUS
        Worldwide Portfolio was renamed the JANUS Global Research Portfolio, and the VEVIP Global Bond Fund was renamed the VEVIP Unconstrained Emerging
        Markets Bond Fund.

        The CVP Contrarian Core 2 Portfolio, CVP Dividend Opportunity 2
        Portfolio, CVP Emerging Markets Bond 2 Portfolio, CVP High Yield Bond 2
        Portfolio, FILS Total Return Portfolio, FILS International Portfolio,
        JANUS Enterprise Services Portfolio, and IVY VIP High Income Portfolio
        were introduced effective August 1, 2013.

        Effective August 1, 2013, the GVT DWA Sector Rotation Fund and the FTVIP
        Mutual International Securities Fund were liquidated. The plans of liquidation and dissolution were approved by the Board of Trustees of
        Guggenheim Variable Trust and Franklin Templeton Variable Insurance
        Products Trust. All policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge

        Effective October 31, 2013 the GVT US Long Short Momentum Fund was
        renamed the GVT Long Short Equity Fund.

        Investments in shares of the Funds are valued at the net asset values
        (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        The Company does not hold any Level 2 securities in the Separate
        Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        At December 31, 2013, the Company's investments were classified as follows:

                          Quoted prices         Significant
                            in active              other              Significant
                           markets for           observable          unobservable
                        identical assets           inputs               inputs
Assets                      (Level 1)            (Level 2)             (Level 3)              Total
Mutual Funds             $ 569,965,438             $ -                   $ -             $ 569,965,438

        It is the Company's policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2013.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the
        Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed.
        Charges for state and local taxes, if any, attributable to the Separate
        Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Related Party Transactions
        The Guggenheim Variable Trust Funds and the Rydex Variable Trust Funds
        are managed by indirect affiliates of the Company.

        Subsequent Events
        The Company evaluated subsequent events through April 28, 2014, the date the financial statements were available to be issued.

2.      Expenses

        The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account's prospectus.

        o       A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o       A mortality and expense risk fee is charged in return for the
                Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o       A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

        The rates of each applicable charge depending on the product are summarized below.

                           Product                               M&E Charge       Admin Fee       Maintenance Fee
Midland National Advantage Variable Annuity*                       0.95%            0.00%             $ 30.00
Midland National Advantage II*                                     1.40%            0.00%             $ 30.00
Midland National Advantage III*                                    1.35%            0.00%             $ 30.00
Midland National MNL Advisor*                                      1.55%            0.00%             $ 30.00
Midland National Variable Annuity*                                 1.25%            0.15%             $ 33.00
Midland National Variable Annuity II*                              1.25%            0.15%             $ 35.00
Midland National Vector Variable Annuity*                      .85% to 1.10%        0.45%             $ 30.00
Midland National Vector II Variable Annuity*                   1.20% to 1.45%       0.45%             $ 30.00
Sammons Retirement Solutions LiveWell Variable Annuity             1.00%            0.35%             $ 40.00

*New contracts are no longer being issued for this product.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2013 and 2012 were as follows:

                                                                   2013                          2012
                                                       ----------------------------- -----------------------------
Portfolio                                                Purchases        Sales        Purchases        Sales

Fidelity Variable Insurance Products
   Money Market Portfolio                               $ 62,814,403   $ 64,861,935   $ 45,761,599   $ 51,196,998
   High Income Portfolio                                  34,140,080     37,774,286     38,174,970     39,995,424
   Equity-Income Portfolio                                 2,242,687      3,248,261      3,975,781      6,277,921
   Growth Portfolio                                        4,055,218      5,084,153      4,172,241      5,023,704
   Overseas Portfolio                                      2,618,317      5,160,972      5,227,268      4,675,977
   Mid Cap Portfolio                                       4,392,188      2,799,601      1,055,283      1,652,589
   Asset Manager Portfolio                                   229,598        232,017         48,870        259,995
   Investment Grade Bond Portfolio                         2,228,660      2,791,998      7,339,648      7,602,003
   Index 500 Portfolio                                     2,914,727      5,604,415      2,867,075      5,110,035
   Contrafund Portfolio                                    3,996,575      4,370,118      2,089,140      4,496,216
   Asset Manager: Growth Portfolio                            37,378        208,760         34,615        207,408
   Balanced Portfolio                                      1,115,893        695,554        463,901        915,689
   Growth & Income Portfolio                                 588,629        621,919        130,183      1,567,703
   Growth Opportunities Portfolio                          2,411,038      2,863,097      5,790,150      5,670,524
   Value Strategies Portfolio                              1,672,885        537,754      4,219,305      4,124,919
   Strategic Income Portfolio                              1,692,786        238,482        407,998         18,535
   Emerging Markets Portfolio                                285,779         33,251          5,844             41
   Real Estate Portfolio                                   3,654,878        257,121        397,878          3,034
   Funds Manager 50% Portfolio                               290,135         29,310         25,799             23
   Funds Manager 70% Portfolio                                26,454          1,233              -              -
   Funds Manager 85% Portfolio                               111,315            968              -              -
   Money Market Portfolio Service Class 2                 13,561,789      5,849,031      1,837,301        707,147
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                             828,989        657,007        351,750        399,343
   Capital Appreciation Fund                               1,485,331      1,695,355        972,539      1,355,082
   International Fund                                      2,822,362      5,130,697      4,279,383      4,468,729
   Value Fund                                              5,932,319      5,418,512      1,356,502      3,172,530
   Income & Growth Fund                                    4,867,036      3,585,445      1,066,531      1,418,381
   Inflation Protection Fund                               2,948,908      3,371,397      2,201,658      3,691,041
   Large Company Value Fund                                4,654,558      4,378,396        783,203      1,624,287
   Mid Cap Value Fund                                      4,065,769      2,446,959        818,190        712,156
   Ultra Fund                                              6,153,875      5,123,024        655,570        773,830
MFS Variable Insurance Trust
   Research Series                                            80,286        155,309          9,254        155,217
   Growth Series                                             963,453        292,695         46,807        339,222
   Investors Trust Series                                     61,687         56,709         42,877        103,725
   New Discovery Series                                    1,654,932      2,241,656      2,006,748      1,915,730
   Bond Portfolio                                            883,305        615,356          9,824              8
   Emerging Markets Equity Portfolio                         302,934         21,206              -              -
   Technology Portfolio                                       27,554          2,848          1,500              1
   Global Tactical Allocation Portfolio                      529,160        212,496        142,842             27
   International Value Portfolio                           1,571,320        388,074         82,915          3,710
   Utilities Portfolio                                     1,926,058        180,766         89,980          4,015
   New Discovery Portfolio Service Class                     586,897        151,560          6,235             16
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                                 362,102        565,918        191,783        692,058
   Mid-Cap Stock Portfolio                                   624,859      1,874,068        381,614      1,864,275
   International Opportunities Portfolio                   2,652,427      4,023,502      2,344,341      2,706,385
   Bond-Debenture Portfolio                                1,332,197        173,234         21,752             10
   Fundamental Equity Portfolio                              323,837         19,527              -              -
   Developing Growth Portfolio                               495,911         40,742              -              -
Alger Fund
   LargeCap Growth Portfolio                               2,488,167      2,407,505      1,045,501      2,394,651
   MidCap Growth Portfolio                                   929,810      2,263,977      2,247,533      3,227,876
   Capital Appreciation Portfolio                          2,988,672      1,140,970      3,339,620      3,710,542
   SmallCap Growth Portfolio                                 279,670        430,069        360,211        425,558
   Capital Appreciation Portfolio Class S                  5,144,639        130,480        324,665          7,779
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                                1,335,137      1,141,953      1,461,600      1,303,989
   Equity Portfolio                                          324,296         49,393         49,952        104,180
Invesco Variable Insurance Funds
   Technology Fund                                           230,798        335,344        318,705        803,070
   Utilities Fund                                            441,959        440,191        385,404        435,125
   Diversified Dividend Fund                               4,785,738      5,030,405        145,207        389,388
   Global Health Care Fund                                   721,067        619,495        446,432        482,673
   Global Real Estate Fund                                   700,506        907,079        992,428        638,097
   International Growth Fund                                 584,432        692,956        565,887        351,176
   Mid Cap Core Equity Fund                                  586,432        516,348        481,443      1,147,563
J.P. Morgan Series Trust II
   Core Bond Portfolio                                     3,002,670      3,462,113      9,576,046     11,386,791
   Small Cap Core Portfolio                                3,901,030      3,631,092      1,555,838      1,697,638
Rydex Variable Trust
   Nova Fund                                                 890,364      1,113,834      1,695,536      1,459,161
   NASDAQ-100 Fund                                         3,286,663      2,032,583      5,076,691      4,946,495
   U.S. Government Money Market Fund                       2,680,730      3,108,746      2,751,115      3,070,771
   Inverse S&P 500 Strategy Fund                             485,937        506,664        570,074        659,613
   Inverse NASDAQ-100 Strategy Fund                          296,256        711,499        578,304        414,524
   Inverse Government Long Bond Strategy Fund                774,816        713,998         75,173        225,445
   Government Long Bond 1.2x Strategy                     19,110,074     18,395,112     20,087,677     20,286,458
   NASDAQ-100 2x Strategy Fund                                   364             73              -             57
   S&P 500 2x Strategy Fund                                        -         10,609              -            625
   Inverse Dow 2x Strategy Fund                                    -             17              -             27
   Biotechnology Fund                                        571,874         47,399          3,897          2,533
   S&P 500 Pure Growth Fund                                  449,102         38,100            898              2
   S&P MidCap 400 Pure Growth Fund                           248,756         33,590         15,718             50
Guggenheim Variable Trust
   Long Short Equity Fund                                    931,187        854,633         42,613        158,184
   Multi-Hedge Strategies Fund                               323,078         30,626         68,867          2,703
   Managed Futures Strategies Fund                            66,205          4,291         52,946          2,541
   DWA Sector Rotation Fund                                   54,724         87,037         25,543             37
   Small Cap Value Fund                                    1,091,337         40,098          8,420          2,459
ProFunds VP
   Access VP High Yield Fund                                 963,984      1,562,879      3,800,459      4,403,760
   Asia 30                                                   607,892      1,333,308      3,662,689      3,320,552
   Banks                                                   1,143,440      1,264,040      1,328,159      1,128,674
   Basic Materials                                           797,350        485,941        452,619        473,982
   Bear                                                    6,975,944      6,932,194      3,341,634      3,711,078
   Biotechnology                                           2,496,147      2,392,808      2,898,411      2,842,721
   Bull                                                   37,074,349     37,724,577     16,943,771     17,998,891
   Consumer Goods                                          1,051,601      1,132,521        757,509        914,444
   Consumer Services                                       2,414,737      2,093,750      1,228,414      1,328,580
   Dow 30                                                  1,492,312      1,409,434      1,024,992      1,506,895
   Emerging Markets                                        1,438,528      1,295,368      2,339,487      2,144,273
   Europe 30                                                 433,059        578,862        567,635        362,108
   Falling U.S. Dollar                                       372,371        366,175        249,694        233,460
   Financials                                              2,213,776      2,011,905      1,263,297      1,248,762
   Health Care                                             2,567,157      2,959,053      1,233,425      1,029,126
   Industrials                                             1,653,534      1,395,792        624,391        516,089
   International                                             852,401        997,585        981,248        810,110
   Internet                                                  606,925        575,357        967,922        900,194
   Japan                                                   1,826,913      1,942,688        281,286        151,459
   Large-Cap Growth                                        1,200,587        999,634      1,206,423      1,047,990
   Large-Cap Value                                         1,800,581      1,973,409      1,656,197      1,993,584
   Mid-Cap                                                 5,675,620      5,982,998      6,520,861      4,243,396
   Mid-Cap Growth                                          1,243,315      1,276,397      2,199,466      2,005,089
   Mid-Cap Value                                           1,002,478      1,252,312      1,003,290        793,102
   Money Market                                          123,549,368    131,224,359    109,010,004    111,869,667
   Oil & Gas                                               1,463,555      1,642,019      1,608,993      1,739,809
   NASDAQ-100                                             61,748,718     62,423,552     63,208,278     62,964,901
   Pharmaceuticals                                           461,769        391,513        349,492        540,665
   Precious Metals                                         1,220,881      1,618,877      2,654,758      2,604,312
   Real Estate                                             1,518,098      1,531,978      1,166,416      1,117,162
   Rising Rates Opportunity                               12,319,133     12,655,033      8,365,410      8,589,017
   Semiconductor                                             120,246        128,745        219,460        231,515
   Short Dow 30                                              217,136        207,600        143,980        162,951
   Short Emerging Markets                                    252,500        194,447          6,420         15,425
   Short International                                       143,841        159,922        653,027        673,164
   Short Mid-Cap                                              11,500         12,716        450,515        427,264
   Short NASDAQ-100                                       53,106,592     53,250,946     32,998,447     33,109,098
   Short Small-Cap                                         5,443,869      5,540,691     10,974,670     10,818,373
   Small-Cap                                               5,589,232      5,243,160      6,677,171      7,651,088
   Small-Cap Growth                                        1,298,475        927,725        548,656        586,700
   Small-Cap Value                                         1,046,709        923,558        628,976        645,148
   Technology                                                764,554        821,757        969,777      1,042,002
   Telecommunications                                        671,181        690,818        681,921        649,647
   U.S. Government Plus                                   14,518,363     14,417,189     16,954,298     17,860,708
   UltraBull                                              13,004,865     10,727,434      5,797,383      5,180,248
   UltraMid-Cap                                            3,138,892      3,203,334      4,104,230      4,144,857
   UltraNASDAQ-100                                         1,186,089      1,344,587      1,564,339      1,509,825
   UltraShort Dow 30                                       1,021,261        975,872      2,319,131      2,302,356
   UltraShort NASDAQ-100                                     753,334        797,938      2,658,267      2,694,430
   UltraSmall-Cap                                          5,122,723      5,402,630      5,416,456      5,388,490
   Utilities                                               1,244,073      1,350,622        508,912      1,163,873
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                                 2,843,722      4,609,514      5,480,852      5,531,220
   Emerging Markets Fund                                     877,973      5,631,333      7,981,592      4,587,025
   Unconstrained Emerging Markets Bond Fund                1,721,538      3,358,006      6,245,766      6,361,631
Janus Aspen Series
   Global Technology Portfolio                                53,410         20,020          7,939             49
   Overseas Portfolio                                         57,908            571              -              -
   Janus Portfolio                                            24,466          1,094              -              -
   Enterprise Services Portfolio                              85,519            243              -              -
   Global Research Portfolio                                 150,840         63,054          1,677              5
   Perkins Mid Cap Value Portfolio                         1,536,434         85,523        142,941          3,706
   Balanced Portfolio                                      1,498,774        275,325        178,083          1,408
   Flexible Bond Portfolio                                   600,611        154,525        206,235         61,587
PIMCO Variable Insurance Trust
   Total Return Portfolio                                 37,294,558     30,836,348     28,046,317     28,531,882
   Low Duration Portfolio                                 10,197,830      7,841,874     16,665,842     12,177,646
   High Yield Portfolio                                   21,214,166     24,516,047     22,731,096     28,460,447
   Real Return Portfolio                                   8,083,348      5,218,520      7,367,152      7,418,223
   All Asset Portfolio                                     2,236,399      3,146,209      2,908,938      1,587,931
   Global Multi-Asset Portfolio                              222,780         10,480         78,066          5,465
   Short-Term Portfolio                                   12,752,837      1,325,028      1,266,470        177,130
   Emerging Markets Bond Portfolio                           577,041        445,883        277,020         29,141
   Global (Unhedged) Bond Portfolio                          376,219        384,985        198,581            627
   Commodity Real Return Strategy Portfolio                2,341,123        107,790        239,790          2,885
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                        4,365,577      3,801,514      2,092,579      2,260,541
   Large Cap Value Fund                                      234,702      1,109,636      1,039,057      1,258,540
   Mid Cap Value Fund                                      1,171,439      1,922,884      1,265,710      1,424,988
Neuberger Berman Advisors Management Trust
   SmallCap Growth Portfolio                               2,826,397      2,846,901        187,355        362,468
   Mid-Cap Growth Portfolio                                  100,688        331,688        287,119        254,985
   AMT Mid Cap Intrinsic Value Portfolio                   1,060,383      1,131,102         27,500         12,953
Dreyfus Variable Investment Fund
   Appreciation Portfolio                                  1,702,643      1,618,066      2,037,465      2,019,807
   International Value Portfolio                             739,295        549,740         67,838         57,280
   Socially Responsible Growth Fund                           48,901         44,626        255,222        218,268
Direxion Insurance Trust
   HY Bond Fund                                               77,795         92,762        605,433        665,644
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                             1,498,083        739,331        227,306        188,133
   Value Opportunities Fund                                   83,434        146,945        219,120        135,416
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                           490,968        334,182        288,717        181,137
   Emerging Markets Equity Portfolio                         863,143        676,008        793,545        541,529
   Mid Cap Growth Portfolio                                   46,194        120,096        106,246        236,725
   U.S. Mid Cap Value Portfolio                              679,372        453,889        296,023        204,901
   U.S. Real Estate Portfolio                                300,013        431,182        390,121        214,820
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                           1,831,373      7,695,712      3,672,179     16,064,679
   Power Income Fund                                       1,445,755        127,150        118,355          7,364
AllianceBernstein Variable Products Series
   Real Estate Investment Portfolio                          475,089        104,061         22,799             29
   Dynamic Asset Allocation Portfolio                        308,420         26,770          6,295              8
   Small Cap Growth Portfolio                                 24,168              -              -              -
   Small Mid Cap Value Portfolio                             740,957         74,336          9,598              6
BlackRock Variable Series Fund, Inc.
   Basic Value Fund                                          386,078         57,990         75,033         13,722
   Capital Appreciation Fund                                 111,892          4,675          9,280             50
   Equity Dividend Fund                                    1,649,997        187,543        221,853         12,647
   Global Allocation Fund                                  3,008,504        242,915        519,300         36,055
   Large Cap Core Fund                                       250,587        140,680         23,488         12,355
   Large Cap Growth Fund                                     117,526         20,753          9,218          2,470
Columbia Variable Portfolio
   Contrarian Core 2 Portfolio                                22,749              -              -              -
   Dividend Opportunity Portfolio                             83,089          1,490              -              -
   Emerging Markets Bond Portfolio                           613,693          6,940              -              -
   High Yield Portfolio                                       57,042          1,441              -              -
DWS Variable Insurance Portfolios
   Equity 500 Index Portfolio                                323,767          3,738            447              1
   Small Cap Index Portfolio                                 404,122         65,206              -              -
   Alternative Asset Allocation Portfolio                    332,431         47,226         57,238            313
   Global Small Cap Growth Portfolio                         151,582          3,885         10,585             68
   Small Mid Cap Value Portfolio                             246,849         28,616         30,629             88
   Large Cap Value Portfolio                                  59,628          2,903              -              -
Eaton Vance Variable Trust
   Floating Rate Income Portfolio                          6,248,641        899,178        645,532         63,971
   Large-Cap Value Portfolio                                 125,253          3,971         20,680             18
First Investors Life Series
   International Portfolio                                     8,728              -              -              -
Franklin Templeton Variable Insurance Products Trust
   Mutual International Securities Fund                        7,347          7,302              -              -
   Mutual Shares Securities Fund                           3,050,362        247,442        356,373         14,758
   Income Securities Fund                                  4,823,362        244,274         71,094             77
   Global Bond Securities Fund                             6,207,760        466,984        791,215         22,648
   Foreign Securities Fund                                 6,004,324        203,335        403,880          8,751
   Developing Markets Securities Fund                      2,613,010        166,614        205,541          2,229
   Mutual Global Discovery Securities Fund                 1,255,859         25,848          1,981             21
   Rising Dividends Securities Fund                        3,343,521        264,029        598,493         14,769
Ivy Funds Variable Insurance Portfolios
   Asset Strategy Portfolio                                3,040,900        153,194        599,589         74,598
   Balanced Portfolio                                      1,834,549         41,907              -              -
   Dividend Opportunities Portfolio                          214,511          5,663         21,874             83
   Energy Portfolio                                          422,145         46,677          8,001          3,933
   Global Bond Portfolio                                     132,465         26,594          4,803              6
   Global Natural Resources Portfolio                         89,766         46,155         70,906            188
   Growth Portfolio                                          232,358         64,460         22,873            148
   High Income Portfolio                                   1,438,862         14,016              -              -
   International Core Equity Portfolio                       788,422         68,756         62,507            166
   International Growth Portfolio                             71,059          1,467         19,058            123
   Mid Cap Growth Portfolio                                  599,082         55,273         48,910            267
   Science and Technology Portfolio                        1,375,429        223,001         87,287         45,929
   Small Cap Growth Portfolio                                487,448         42,392         18,228             99
   Small Cap Value Portfolio                               1,302,582        122,661         90,562         15,556
Lazard Retirement Series, Inc.
   International Equity Portfolio                             16,571              -              -              -
   Multi Asset Targeted Volatility Portfolio                  48,883         22,675              -              -
Legg Mason Partners Variable Equity Trust
   Western Asset Variable Global High Yield Bond Portfolio   634,984        246,666        162,813          2,479
   ClearBridge Variable Mid Cap Core Portfolio               144,767         13,194          2,567             53
   ClearBridge Variable Equity Income Builder Portfolio      104,917          3,395              -              -
   ClearBridge Variable Small Cap Growth Portfolio           310,547         40,198              -              -
Legg Mason Partners Variable Income Trust
   Dynamic Multi Strategy Portfolio                           33,482         11,589              -              -
Pioneer Variable Contracts Trust
   Fund Portfolio                                            114,221         13,196         25,552          5,210
   Bond Portfolio                                          3,696,766        488,748        500,938         55,667
   Strategic Income Portfolio                              1,717,480        508,446        766,928         12,680
   Equity Income Portfolio                                   388,904         25,044         80,120          3,915
   High Yield Portfolio                                    3,784,514        922,608        614,765          5,533
Prudential Series Funds
   Jennison 20/20 Focus Portfolio                            198,323          4,322         19,429          4,556
   Natural Resources Portfolio                               110,719         28,233         43,305          2,882
   SP Prudential US Emerging Growth Portfolio                260,831         37,427         42,549            165
Royce Capital Fund
   Micro-Cap Portfolio                                       115,519          5,402         51,296          2,561
   Small Cap Portfolio                                     1,411,768         69,129        117,633         10,648
                                                       ----------------------------- -----------------------------
                                                       $ 834,260,688  $ 753,871,401  $ 654,985,549   $ 687,135,143
                                                       -------------- -------------- --------------  -------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2013 and 2012 were as follows:

                                                                       2013                                   2012
                                                        ------------------------------------   ------------------------------------
                                                                                Net Increase/                          Net Increase/
Portfolio                                               Purchases     Sales     (Decrease)     Purchases      Sales    (Decrease)

Fidelity Variable Insurance Products
   Money Market Portfolio                                6,024,591   6,204,455     (179,864)    4,303,029    4,792,766    (489,737)
   High Income Portfolio                                 1,648,429   1,914,597     (266,168)    1,969,658    2,164,974    (195,316)
   Equity-Income Portfolio                                  74,999     176,860     (101,861)      195,092      394,346    (199,254)
   Growth Portfolio                                        283,806     309,198      (25,392)      327,636      352,160     (24,524)
   Overseas Portfolio                                      159,537     315,507     (155,970)      380,171      328,604      51,567
   Mid Cap Portfolio                                       225,022     132,251       92,771        35,115       78,359     (43,244)
   Asset Manager Portfolio                                  13,038       9,849        3,189         1,119       10,846      (9,727)
   Investment Grade Bond Portfolio                         141,167     181,671      (40,504)      493,448      510,563     (17,115)
   Index 500 Portfolio                                     148,820     318,137     (169,317)      168,913      332,504    (163,591)
   Contrafund Portfolio                                    277,693     178,511       99,182       125,865      189,771     (63,906)
   Asset Manager: Growth Portfolio                           1,792       8,541       (6,749)        1,200        9,460      (8,260)
   Balanced Portfolio                                       55,923      41,249       14,674        17,087       55,973     (38,886)
   Growth & Income Portfolio                                31,125      31,557         (432)        6,745      124,660    (117,915)
   Growth Opportunities Portfolio                          159,050     185,070      (26,020)      443,942      444,365        (423)
   Value Strategies Portfolio                              110,788      36,434       74,354       323,904      317,292       6,612
   Strategic Income Portfolio                              181,089      48,583      132,506        41,116        4,345      36,771
   Emerging Markets Portfolio                               29,065       3,600       25,465           607            2         605
   Real Estate Portfolio                                   358,688      81,510      277,178        39,265        3,315      35,950
   Funds Manager 50% Portfolio                              28,444       5,020       23,424         2,553            -       2,553
   Funds Manager 70% Portfolio                               2,304          97        2,207             -            -           -
   Funds Manager 85% Portfolio                               8,940          73        8,867             -            -           -
   Money Market Portfolio Service Class 2                1,974,878   1,182,764      792,114       193,759       79,458     114,301
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                            45,690      39,004        6,686        21,088       24,631      (3,543)
   Capital Appreciation Fund                                58,382      68,487      (10,105)       37,067       58,325     (21,258)
   International Fund                                      180,748     324,692     (143,944)      309,654      315,708      (6,054)
   Value Fund                                              420,713     324,702       96,011        84,864      204,530    (119,666)
   Income & Growth Fund                                    328,015     240,327       87,688        87,287      115,197     (27,910)
   Inflation Protection Fund                               209,336     266,602      (57,266)      132,158      271,197    (139,039)
   Large Company Value Fund                                375,773     343,981       31,792        82,281      167,782     (85,501)
   Mid Cap Value Fund                                      279,512     153,428      126,084        56,427       50,280       6,147
   Ultra Fund                                              480,571     394,621       85,950        65,260       78,738     (13,478)
MFS Variable Insurance Trust
   Research Series                                           5,240       9,243       (4,003)          465       10,450      (9,985)
   Growth Series                                            50,470      15,880       34,590         3,606       21,829     (18,223)
   Investors Trust Series                                    3,798       3,418          380         3,196        7,997      (4,801)
   New Discovery Series                                     88,328     109,145      (20,817)      107,703      108,888      (1,185)
   Bond Portfolio                                           96,719      73,183       23,536           971            -         971
   Emerging Markets Equity Portfolio                        29,878       2,211       27,667             -            -           -
   Technology Portfolio                                      2,436         269        2,167           156            -         156
   Global Tactical Allocation Portfolio                     51,105      21,842       29,263        13,751            -      13,751
   International Value Portfolio                           130,964      37,340       93,624         8,344          336       8,008
   Utilities Portfolio                                     158,517      23,637      134,880         8,657          390       8,267
   New Discovery Portfolio Service Class                    52,309      16,223       36,086           621            -         621
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                                22,219      33,728      (11,509)       15,011       50,284     (35,273)
   Mid-Cap Stock Portfolio                                  32,939      86,655      (53,716)       24,863      106,060     (81,197)
   International Opportunities Portfolio                    71,755     194,419     (122,664)      119,692      157,522     (37,830)
   Bond-Debenture Portfolio                                131,327      27,922      103,405         2,007            -       2,007
   Fundamental Equity Portfolio                             23,239       1,538       21,701             -            -           -
   Developing Growth Portfolio                              35,685       5,276       30,409             -            -           -
Alger Fund
   LargeCap Growth Portfolio                               174,789     173,234        1,555        84,617      214,177    (129,560)
   MidCap Growth Portfolio                                  62,669     149,183      (86,514)      194,569      272,486     (77,917)
   Capital Appreciation Portfolio                          106,020      64,040       41,980       219,627      244,121     (24,494)
   SmallCap Growth Portfolio                                 6,017      26,633      (20,616)        5,047       35,892     (30,845)
   Capital Appreciation Portfolio Class S                  480,364     104,238      376,126        33,726        2,660      31,066
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                                 78,557      65,634       12,923        91,343       89,233       2,110
   Equity Portfolio                                         20,943       2,328       18,615         1,838        6,948      (5,110)
Invesco Variable Insurance Funds
   Technology Fund                                          15,062      25,857      (10,795)       26,490       65,495     (39,005)
   Utilities Fund                                           19,553      23,185       (3,632)       16,390       23,567      (7,177)
   Diversified Dividend Fund                               635,286     651,925      (16,639)       22,022       61,682     (39,660)
   Global Health Care Fund                                  40,397      34,951        5,446        33,544       34,785      (1,241)
   Global Real Estate Fund                                  63,958      84,297      (20,339)      106,009       67,442      38,567
   International Growth Fund                                51,827      61,402       (9,575)       56,700       34,859      21,841
   Mid Cap Core Equity Fund                                 46,106      41,190        4,916        46,662      114,560     (67,898)
J.P. Morgan Series Trust II
   Core Bond Portfolio                                     258,519     312,941      (54,422)      848,557    1,032,230    (183,673)
   Small Cap Core Portfolio                                221,672     206,439       15,233       108,749      116,989      (8,240)
Rydex Variable Trust
   Nova Fund                                                67,702      85,785      (18,083)      167,505      142,835      24,670
   NASDAQ-100 Fund                                         172,582     113,206       59,376       310,238      296,861      13,377
   U.S. Government Money Market Fund                       270,290     315,172      (44,882)      279,422      309,935     (30,513)
   Inverse S&P 500 Strategy Fund                           135,721     145,365       (9,644)      124,776      146,539     (21,763)
   Inverse NASDAQ-100 Strategy Fund                        136,149     344,712     (208,563)      208,975      136,117      72,858
   Inverse Government Long Bond Strategy Fund              196,348     181,995       14,353        18,950       56,195     (37,245)
   Government Long Bond 1.2x Strategy                    1,354,917   1,383,257      (28,340)    1,141,507    1,168,890     (27,383)
   NASDAQ-100 2x Strategy Fund                                   -           -            -             -            1          (1)
   S&P 500 2x Strategy Fund                                      -       1,133       (1,133)            -           67         (67)
   Inverse Dow 2x Strategy Fund                                  -           1           (1)            -            -           -
   Biotechnology Fund                                       47,828       7,398       40,430           414          262         152
   S&P 500 Pure Growth Fund                                 40,809       8,182       32,627            91            -          91
   S&P MidCap 400 Pure Growth Fund                          22,863       5,501       17,362         1,399            -       1,399
Guggenheim Variable Trust
   Long Short Equity Fund                                   68,093      60,582        7,511         3,529       12,676      (9,147)
   Multi-Hedge Strategies Fund                              32,322       2,944       29,378         6,882          252       6,630
   Managed Futures Strategies Fund                           7,461         372        7,089         5,879          270       5,609
   DWA Sector Rotation Fund                                  5,657       8,319       (2,662)        2,663            1       2,662
   Small Cap Value Fund                                     89,878       4,354       85,524           846          246         600
ProFunds VP
   Access VP High Yield Fund                                63,682     108,581      (44,899)      280,547      328,184     (47,637)
   Asia 30                                                  56,517     126,040      (69,523)      345,918      308,980      36,938
   Banks                                                   269,308     294,991      (25,683)      389,341      337,282      52,059
   Basic Materials                                          73,670      45,086       28,584        42,638       45,258      (2,620)
   Bear                                                  1,712,649   1,707,756        4,893       606,586      667,839     (61,253)
   Biotechnology                                           130,757     119,792       10,965       225,144      203,927      21,217
   Bull                                                  3,493,070   3,529,091      (36,021)    1,774,664    1,894,210    (119,546)
   Consumer Goods                                           71,949      75,086       (3,137)       60,813       73,924     (13,111)
   Consumer Services                                       170,381     149,210       21,171       107,725      116,971      (9,246)
   Dow 30                                                  129,792     123,436        6,356       100,770      148,180     (47,410)
   Emerging Markets                                        222,807     200,438       22,369       337,409      310,753      26,656
   Europe 30                                                50,477      66,693      (16,216)       72,946       46,687      26,259
   Falling U.S. Dollar                                      46,348      45,012        1,336        29,517       27,314       2,203
   Financials                                              372,564     338,556       34,008       255,255      252,490       2,765
   Health Care                                             180,278     201,450      (21,172)      108,065       89,946      18,119
   Industrials                                             145,874     123,799       22,075        64,604       52,619      11,985
   International                                           122,199     144,747      (22,548)      162,569      136,515      26,054
   Internet                                                 37,032      35,934        1,098        67,121       66,992         129
   Japan                                                   289,290     315,369      (26,079)       60,984       32,932      28,052
   Large-Cap Growth                                         94,750      80,149       14,601       111,554       96,203      15,351
   Large-Cap Value                                         184,172     198,501      (14,329)      199,632      241,416     (41,784)
   Mid-Cap                                                 473,659     527,122      (53,463)      686,773      444,717     242,056
   Mid-Cap Growth                                           92,783      96,908       (4,125)      195,961      180,652      15,309
   Mid-Cap Value                                            88,832     110,365      (21,533)      108,331       82,727      25,604
   Money Market                                         14,069,003  14,879,565     (810,562)   11,837,568   12,069,765    (232,197)
   Oil & Gas                                               120,334     137,524      (17,190)      135,593      159,678     (24,085)
   NASDAQ-100                                            4,516,480   4,549,764      (33,284)    5,000,553    4,953,101      47,452
   Pharmaceuticals                                          32,061      27,801        4,260        30,976       46,918     (15,942)
   Precious Metals                                         217,072     280,759      (63,687)      297,571      289,586       7,985
   Real Estate                                             149,554     153,768       (4,214)      127,872      121,935       5,937
   Rising Rates Opportunity                              3,728,525   3,838,612     (110,087)    2,527,587    2,585,164     (57,577)
   Semiconductor                                            14,598      15,659       (1,061)       27,436       29,433      (1,997)
   Short Dow 30                                             58,612      56,427        2,185        30,209       33,808      (3,599)
   Short Emerging Markets                                   51,006      39,998       11,008         1,306        3,080      (1,774)
   Short International                                      24,615      27,534       (2,919)       92,373       94,965      (2,592)
   Short Mid-Cap                                             3,480       3,828         (348)       99,303       99,015         288
   Short NASDAQ-100                                     17,719,561  17,784,056      (64,495)    8,548,359    8,554,563      (6,204)
   Short Small-Cap                                       1,711,839   1,752,274      (40,435)    2,586,735    2,554,967      31,768
   Small-Cap                                               525,106     492,603       32,503       755,270      857,108    (101,838)
   Small-Cap Growth                                        105,468      75,593       29,875        54,482       57,637      (3,155)
   Small-Cap Value                                          99,978      87,319       12,659        71,740       72,286        (546)
   Technology                                               64,739      68,614       (3,875)       80,350       89,454      (9,104)
   Telecommunications                                       55,193      60,481       (5,288)       64,889       61,213       3,676
   U.S. Government Plus                                    927,033     933,328       (6,295)      978,601    1,040,195     (61,594)
   UltraBull                                             1,284,614   1,123,191      161,423       882,785      778,405     104,380
   UltraMid-Cap                                            275,510     272,168        3,342       554,025      551,588       2,437
   UltraNASDAQ-100                                          80,790      92,433      (11,643)      128,994      120,787       8,207
   UltraShort Dow 30                                       614,876     577,518       37,358       881,691      872,678       9,013
   UltraShort NASDAQ-100                                   574,642     590,090      (15,448)    1,424,004    1,424,342        (338)
   UltraSmall-Cap                                          560,956     585,351      (24,395)    1,041,867    1,011,675      30,192
   Utilities                                                95,987     106,036      (10,049)       44,238      103,205     (58,967)
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                                 131,791     172,762      (40,971)      169,543      212,302     (42,759)
   Emerging Markets Fund                                    23,187     184,181     (160,994)      305,028      171,234     133,794
   Unconstrained Emerging Markets Bond Fund                123,963     236,330     (112,367)      427,928      421,502       6,426
Janus Aspen Series
   Global Technology Portfolio                               5,382       2,363        3,019           820            -         820
   Overseas Portfolio                                        6,212          27        6,185             -            -           -
   Janus Portfolio                                           2,079          83        1,996             -            -           -
   Enterprise Services Portfolio                            13,175       4,923        8,252             -            -           -
   Global Research Portfolio                                12,900       5,461        7,439           171            -         171
   Perkins Mid Cap Value Portfolio                         165,641      37,883      127,758        15,229        1,116      14,113
   Balanced Portfolio                                      135,936      31,652      104,284        17,035           74      16,961
   Flexible Bond Portfolio                                  79,639      37,896       41,743        25,365       11,500      13,865
PIMCO Variable Insurance Trust
   Total Return Portfolio                                3,318,210   2,563,616      754,594     1,914,591    1,962,599     (48,008)
   Low Duration Portfolio                                1,058,935     844,865      214,070     1,438,968    1,017,786     421,182
   High Yield Portfolio                                  1,496,569   1,710,951     (214,382)    1,507,784    1,962,621    (454,837)
   Real Return Portfolio                                   914,997     567,981      347,016       529,344      524,144       5,200
   All Asset Portfolio                                     197,598     243,158      (45,560)      232,228      125,611     106,617
   Global Multi-Asset Portfolio                             25,414       3,785       21,629         7,886          544       7,342
   Short-Term Portfolio                                  1,838,277     691,533    1,146,744       136,976       28,684     108,292
   Emerging Markets Bond Portfolio                          56,891      47,389        9,502        28,178        5,302      22,876
   Global (Unhedged) Bond Portfolio                         41,913      42,672         (759)       17,555            7      17,548
   Commodity Real Return Strategy Portfolio                332,096      71,751      260,345        24,529        1,051      23,478
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                        309,350     294,332       15,018       192,415      215,110     (22,695)
   Large Cap Value Fund                                     14,630      93,798      (79,168)       93,993      126,486     (32,493)
   Mid Cap Value Fund                                       40,142     112,749      (72,607)       95,610      104,120      (8,510)
Neuberger Berman Advisors Management Trust
   SmallCap Growth Portfolio                               264,749     262,551        2,198        20,326       38,113     (17,787)
   Mid-Cap Growth Portfolio                                  5,856      18,330      (12,474)       19,382       16,188       3,194
   AMT Mid Cap Intrinsic Value Portfolio                    78,881      73,340        5,541            80          922        (842)
Dreyfus Variable Investment Fund
   Appreciation Portfolio                                  119,683     118,984          699       165,544      164,231       1,313
   International Value Portfolio                            93,955      69,715       24,240         9,515        8,273       1,242
   Socially Responsible Growth Fund                          3,635       3,290          345        23,552       20,730       2,822
Direxion Insurance Trust
   HY Bond Fund                                              7,414       8,995       (1,581)       60,847       66,849      (6,002)
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                             119,357      59,733       59,624        22,644       17,127       5,517
   Value Opportunities Fund                                  9,028      16,291       (7,263)       28,834       17,066      11,768
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                          32,889      23,106        9,783        19,607       12,702       6,905
   Emerging Markets Equity Portfolio                        74,370      57,948       16,422        72,485       50,211      22,274
   Mid Cap Growth Portfolio                                  2,754       8,676       (5,922)        5,889       19,441     (13,552)
   U.S. Mid Cap Value Portfolio                             48,949      31,788       17,161        25,615       17,315       8,300
   U.S. Real Estate Portfolio                               25,409      35,950      (10,541)       36,844       19,527      17,317
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                           205,263     818,011     (612,748)      353,818    1,652,272  (1,298,454)
   Power Income Fund                                       148,496      19,778      128,718        11,792          715      11,077
AllianceBernstein Variable Products Series
   Real Estate Investment Portfolio                         42,239      10,665       31,574         2,291            -       2,291
   Dynamic Asset Allocation Portfolio                       29,842       3,499       26,343           633            -         633
   Small Cap Growth Portfolio                                1,850           -        1,850             -            -           -
   Small Mid Cap Value Portfolio                            58,640       7,417       51,223           920            -         920
BlackRock Variable Series Fund, Inc.
   Basic Value Fund                                         31,638       6,373       25,265         7,555        1,347       6,208
   Capital Appreciation Fund                                 8,409         450        7,959           896            3         893
   Equity Dividend Fund                                    140,934      20,538      120,396        22,386        2,027      20,359
   Global Allocation Fund                                  284,690      39,632      245,058        62,832       14,047      48,785
   Large Cap Core Fund                                      22,807      13,580        9,227         2,489        1,339       1,150
   Large Cap Growth Fund                                     9,825       2,001        7,824           862          244         618
Columbia Variable Portfolio
   Contrarian Core 2 Portfolio                               2,176           -        2,176             -            -           -
   Dividend Opportunity Portfolio                            8,157         131        8,026             -            -           -
   Emerging Markets Bond Portfolio                          71,194      10,892       60,302             -            -           -
   High Yield Portfolio                                      5,732         215        5,517             -            -           -
DWS Variable Insurance Portfolios
   Equity 500 Index Portfolio                               28,823         827       27,996            46            -          46
   Small Cap Index Portfolio                                33,151       6,055       27,096             -            -           -
   Alternative Asset Allocation Portfolio                   33,158       5,223       27,935         5,702            -       5,702
   Global Small Cap Growth Portfolio                        12,675       1,043       11,632         1,167            -       1,167
   Small Mid Cap Value Portfolio                            22,028       3,100       18,928         3,134            -       3,134
   Large Cap Value Portfolio                                 6,933       2,154        4,779             -            -           -
Eaton Vance Variable Trust
   Floating Rate Income Portfolio                          655,334     156,042      499,292        62,451        6,193      56,258
   Large-Cap Value Portfolio                                 9,709         284        9,425         1,954            -       1,954
First Investors Life Series
   International Portfolio                                     881           -          881             -            -           -
Franklin Templeton Variable Insurance Products Trust
   Mutual International Securities Fund                        670         670            -             -            -           -
   Mutual Shares Securities Fund                           330,682      94,129      236,553        35,994        2,973      33,021
   Income Securities Fund                                  546,909     129,508      417,401         7,160            7       7,153
   Global Bond Securities Fund                             691,755     167,651      524,104        85,476       10,433      75,043
   Foreign Securities Fund                                 625,163     120,401      504,762        42,807        3,173      39,634
   Developing Markets Securities Fund                      308,373      54,744      253,629        23,070        1,013      22,057
   Mutual Global Discovery Securities Fund                 105,113       6,324       98,789           205            5         200
   Rising Dividends Securities Fund                        292,409      44,903      247,506        60,021        2,071      57,950
Ivy Funds Variable Insurance Portfolios
   Asset Strategy Portfolio                                286,029      32,892      253,137        64,808       10,710      54,098
   Balanced Portfolio                                      162,607       8,807      153,800             -            -           -
   Dividend Opportunities Portfolio                         17,984         511       17,473         2,146            1       2,145
   Energy Portfolio                                         41,738       4,204       37,534           912          447         465
   Global Bond Portfolio                                    13,118       2,542       10,576           467            -         467
   Global Natural Resources Portfolio                       11,414       6,358        5,056         8,161           13       8,148
   Growth Portfolio                                         19,227       5,676       13,551         3,936        1,574       2,362
   High Income Portfolio                                   164,268      24,153      140,115             -            -           -
   International Core Equity Portfolio                      76,181      11,574       64,607         6,498           18       6,480
   International Growth Portfolio                            6,264          81        6,183         1,806            -       1,806
   Mid Cap Growth Portfolio                                 51,797       4,923       46,874         5,094            5       5,089
   Science and Technology Portfolio                        100,561      20,841       79,720         8,651        4,486       4,165
   Small Cap Growth Portfolio                               44,371       4,405       39,966         3,337        1,333       2,004
   Small Cap Value Portfolio                               113,970      20,776       93,194         9,449        2,019       7,430
Lazard Retirement Series, Inc.
   International Equity Portfolio                            1,361           -        1,361             -            -           -
   Multi Asset Targeted Volatility Portfolio                 5,117       2,665        2,452             -            -           -
Legg Mason Partners Variable Equity Trust
   Western Asset Variable Global High Yield Bond Portfolio  54,730      22,122       32,608        14,416          186      14,230
   ClearBridge Variable Mid Cap Core Portfolio              10,540       1,048        9,492           256           10         246
   ClearBridge Variable Equity Income Builder Portfolio      9,891         928        8,963             -            -           -
   ClearBridge Variable Small Cap Growth Portfolio          23,528       3,445       20,083             -            -           -
Legg Mason Partners Variable Income Trust
   Dynamic Multi Strategy Portfolio                          3,050       1,073        1,977             -            -           -
Pioneer Variable Contracts Trust
   Fund Portfolio                                           11,719       3,137        8,582         2,629          552       2,077
   Bond Portfolio                                          504,569     205,853      298,716        48,315        5,846      42,469
   Strategic Income Portfolio                              184,883      76,369      108,514        76,373        3,995      72,378
   Equity Income Portfolio                                  33,781       3,729       30,052         7,949          392       7,557
   High Yield Portfolio                                    326,718      84,129      242,589        58,676          336      58,340
Prudential Series Funds
   Jennison 20/20 Focus Portfolio                           17,004         318       16,686         2,507          918       1,589
   Natural Resources Portfolio                              12,689       3,000        9,689         5,338          338       5,000
   SP Prudential US Emerging Growth Portfolio               22,822       3,886       18,936         4,295           11       4,284
Royce Capital Fund
   Micro-Cap Portfolio                                      10,876         468       10,408         5,617          268       5,349
   Small Cap Portfolio                                     125,012      18,326      106,686        12,358        1,637      10,721
                                                        ----------- ----------- ------------   ----------- ------------------------
                                                        94,965,020  87,370,785    7,594,235    67,967,558   70,548,894  (2,581,336)
                                                        ----------- ----------- ------------   ----------- ------------------------

5.      Financial Highlights

        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                                   December 31                                Year Ended December 31
                                        --------------------------------------  -------------------------------------------------
                                                   Unit Fair Value               Investment     Expense Ratio     Total Return
                                                    Lowest to                      Income         Lowest to        Lowest to
                                          Units      Highest       Net Assets      Ratio*         Highest**        Highest***
                                        ---------- -------------   -----------  --------------  --------------  -----------------
Net assets represented by
   Fidelity Variable Insurance Products
    Money Market Portfolio
        2013                            1,011,266  8.85 to 14.04   $11,068,813          0.04%   0.95% to 1.55%  -2.98% to -0.92%
        2012                            1,191,130  9.03 to 14.23   $13,116,345          0.15%   0.95% to 1.55%  -2.89% to -0.82%
        2011                            1,680,867  9.33 to 14.41   $18,551,744          0.12%   0.95% to 1.55%  -2.89% to -0.83%
        2010                            1,918,722  9.58 to 14.60   $21,577,234          0.27%   0.95% to 1.55%  -2.83% to -0.77%
        2009                            1,685,381  9.83 to 14.78   $19,608,907          0.78%   0.95% to 1.55%  -2.30% to -0.23%

    High Income Portfolio
        2013                            1,418,842  11.17 to 22.79  $29,817,060          5.41%   0.95% to 1.55%   2.83% to 4.70%
        2012                            1,685,009  10.71 to 21.82  $33,650,781          5.51%   0.95% to 1.55%  10.86% to 12.89%
        2011                            1,880,325  12.23 to 19.48  $33,676,891          6.20%   0.95% to 1.55%   0.86% to 2.74%
        2010                            1,660,641  12.13 to 18.89  $29,229,531          8.03%   0.95% to 1.55%  10.54% to 12.60%
        2009                            1,515,346  10.97 to 16.83  $24,085,137         10.39%   0.95% to 1.55%  39.51% to 42.11%

    Equity-Income Portfolio
        2013                              576,549  12.31 to 40.39  $12,842,893          2.32%   0.95% to 1.55%  23.74% to 26.62%
        2012                              678,410  9.95 to 31.96   $11,860,422          2.77%   0.95% to 1.55%  13.29% to 15.94%
        2011                              877,664  8.77 to 28.07   $13,262,783          2.20%   0.95% to 1.55%  -2.56% to -0.29%
        2010                              910,870  9.00 to 27.76   $14,115,630          1.67%   0.95% to 1.55%  11.25% to 13.83%
        2009                              881,909  8.09 to 24.45   $12,618,276          2.15%   0.95% to 1.55%  25.73% to 28.66%

    Growth Portfolio
        2013                              249,535  14.13 to 37.24  $7,700,899           0.25%   0.95% to 1.55%  32.71% to 34.72%
        2012                              274,927  10.61 to 27.70  $6,405,705           0.57%   0.95% to 1.55%  11.62% to 13.32%
        2011                              299,451  9.14 to 24.80   $6,376,464           0.32%   0.95% to 1.55%  -2.40% to -0.98%
        2010                              367,666  9.37 to 24.80   $8,060,444           0.23%   0.95% to 1.55%  20.93% to 22.69%
        2009                              447,386  7.59 to 20.25   $7,956,046           0.40%   0.95% to 1.55%  24.62% to 26.76%

    Overseas Portfolio
        2013                              566,456  12.31 to 25.46  $11,147,570          1.04%   0.95% to 1.55%  26.01% to 28.94%
        2012                              722,426  9.75 to 19.80   $11,041,091          1.73%   0.95% to 1.55%  16.51% to 19.23%
        2011                              670,859  8.35 to 17.16   $8,786,232           1.20%   0.95% to 1.55%  -19.98% to -18.12%
        2010                              744,058  10.42 to 20.36  $12,016,775          1.15%   0.95% to 1.55%  9.23% to 11.76%
        2009                              791,309  9.52 to 18.26   $11,518,915          2.00%   0.95% to 1.55%  22.18% to 25.03%

    Mid Cap Portfolio
        2013                              381,205  13.50 to 32.23  $8,974,851           0.37%   0.95% to 1.55%  31.40% to 34.59%
        2012                              288,435  10.07 to 24.19  $6,194,665           0.48%   0.95% to 1.55%  10.77% to 13.47%
        2011                              331,678  11.45 to 21.53  $6,434,527           0.12%   0.95% to 1.55%  -13.79% to -11.69%
        2010                              454,359  13.20 to 24.63  $10,085,091          0.25%   0.95% to 1.55%  24.34% to 27.36%
        2009                              419,705  10.54 to 19.53  $7,290,350           0.56%   0.95% to 1.55%  35.15% to 38.43%

    Asset Manager Portfolio
        2013                               73,376  14.41 to 27.62  $1,603,761           1.52%   0.95% to 1.55%  12.72% to 14.25%
        2012                               70,187  12.79 to 24.21  $1,422,094           1.43%   0.95% to 1.55%  9.67% to 11.17%
        2011                               79,914  11.66 to 22.03  $1,490,922           1.88%   0.95% to 1.55%  -5.02% to -3.73%
        2010                               83,164  12.17 to 22.72  $1,701,867           1.40%   0.95% to 1.55%  11.26% to 12.89%
        2009                              122,618  10.68 to 20.17  $2,168,447           2.32%   0.95% to 1.55%  25.71% to 27.54%

    Investment Grade Bond Portfolio
        2013                              406,519  11.31 to 22.74  $6,953,868           2.17%   0.95% to 1.55%  -4.87% to -2.99%
        2012                              447,023  11.89 to 23.48  $7,919,151           2.18%   0.95% to 1.55%   2.57% to 4.60%
        2011                              464,138  11.59 to 22.47  $8,039,276           3.89%   0.95% to 1.55%   4.19% to 6.03%
        2010                              565,443  11.27 to 21.25  $9,194,859           3.53%   0.95% to 1.55%   4.68% to 6.53%
        2009                              575,631  10.77 to 19.99  $9,061,004           8.44%   0.95% to 1.55%  12.39% to 14.38%

    Index 500 Portfolio
        2013                            1,114,479  13.49 to 43.22  $23,722,320          1.70%   0.95% to 1.55%  27.57% to 30.66%
        2012                            1,283,796  10.58 to 33.15  $20,822,020          1.95%   0.95% to 1.55%  11.80% to 14.53%
        2011                            1,447,387  9.45 to 29.45   $20,589,498          1.69%   0.95% to 1.55%  -1.56% to 0.82%
        2010                            1,747,188  9.40 to 28.83   $24,749,932          1.67%   0.95% to 1.55%  10.68% to 13.65%
        2009                            1,959,465  8.49 to 25.42   $24,814,080          2.28%   0.95% to 1.55%  21.83% to 25.11%

    Contrafund Portfolio
        2013                              788,581  13.41 to 51.55  $22,000,796          0.96%   0.95% to 1.55%  27.47% to 29.72%
        2012                              689,398  10.38 to 39.82  $17,309,661          1.24%   0.95% to 1.55%  13.03% to 15.04%
        2011                              753,305  10.51 to 35.20  $17,234,641          0.90%   0.95% to 1.55%  -5.37% to -3.70%
        2010                              838,254  11.11 to 36.10  $20,075,700          1.05%   0.95% to 1.55%  13.81% to 15.82%
        2009                              975,009  9.76 to 31.23   $20,217,408          1.19%   0.95% to 1.55%  31.93% to 34.19%

    Asset Manager: Growth Portfolio
        2013                               34,682  14.22 to 28.17    $873,314           0.91%   0.95% to 1.55%  19.31% to 20.93%
        2012                               41,431  11.92 to 23.34    $886,800           1.32%   0.95% to 1.55%  12.48% to 14.02%
        2011                               49,691  10.59 to 20.76    $940,831           1.55%   0.95% to 1.55%  -8.58% to -7.34%
        2010                               56,838  11.59 to 22.16  $1,174,249           0.97%   0.95% to 1.55%  13.39% to 14.93%
        2009                               88,402  10.16 to 19.32  $1,408,607           1.54%   0.95% to 1.55%  29.79% to 31.16%

    Balanced Portfolio
        2013                              216,749  15.18 to 22.18  $4,094,705           1.48%   0.95% to 1.55%  16.57% to 18.16%
        2012                              202,075  12.98 to 18.80  $3,239,466           1.51%   0.95% to 1.55%  12.08% to 13.73%
        2011                              240,961  11.12 to 16.81  $3,439,144           1.47%   0.95% to 1.55%  -6.10% to -4.73%
        2010                              275,238  11.29 to 17.43  $4,173,267           1.58%   0.95% to 1.55%  13.60% to 16.64%
        2009                              257,723  9.94 to 14.97   $3,433,604           1.73%   0.95% to 1.55%  33.43% to 37.02%

    Growth & Income Portfolio
        2013                              114,626  13.53 to 25.09  $2,585,024           1.85%   0.95% to 1.55%  28.86% to 31.99%
        2012                              115,058  10.50 to 19.05  $1,988,408           1.69%   0.95% to 1.55%  14.33% to 17.12%
        2011                              232,973  9.18 to 16.60   $3,074,009           1.34%   0.95% to 1.55%  -1.97% to 0.40%
        2010                              156,149  9.37 to 16.27   $2,325,706           0.59%   0.95% to 1.55%  12.23% to 13.47%
        2009                              201,122  9.12 to 14.36   $2,616,283           0.97%   0.95% to 1.55%  24.44% to 25.82%

    Growth Opportunities Portfolio
        2013                              136,127  14.71 to 20.53  $2,540,928           0.21%   0.95% to 1.55%  33.61% to 36.24%
        2012                              162,147  11.01 to 15.22  $2,241,613           0.35%   0.95% to 1.55%  15.90% to 18.19%
        2011                              162,570  9.50 to 13.01   $1,912,227           0.09%   0.95% to 1.55%  -0.74% to 1.01%
        2010                              304,516  9.69 to 13.01   $3,475,300           0.12%   0.95% to 1.55%  20.19% to 22.31%
        2009                              174,495  8.06 to 10.74   $1,675,468           0.45%   0.95% to 1.55%  42.51% to 44.09%

    Value Strategies Portfolio
        2013                              152,155  14.12 to 18.77  $2,558,044           0.87%   0.95% to 1.55%  27.04% to 28.95%
        2012                               77,802  10.99 to 14.55  $1,063,222           0.42%   0.95% to 1.55%  23.97% to 25.86%
        2011                               71,189  9.79 to 11.56     $790,907           0.36%   0.95% to 1.55%  -11.24% to -9.90%
        2010                              227,805  10.99 to 12.83  $2,786,365           0.34%   0.95% to 1.55%  23.28% to 25.14%
        2009                              151,697  8.87 to 10.25   $1,505,118           0.50%   0.95% to 1.55%  53.43% to 55.67%

    Strategic Income Portfolio
        2013                              169,277  10.40 to 10.40  $1,761,263           6.24%   1.00% to 1.50%  -1.31% to -1.31%
        2012                               36,771  10.54 to 10.54    $387,650           6.32%   1.00% to 1.50%        n/a

    Emerging Markets Portfolio
        2013                               26,070  10.21 to 10.21    $266,234           1.16%   1.00% to 1.50%   2.31% to 2.31%
        2012                                  605  9.98 to 9.98        $6,039           1.62%   1.00% to 1.50%        n/a

    Real Estate Portfolio
        2013                              313,128  11.02 to 11.02  $3,450,879           2.74%   1.00% to 1.50%   0.25% to 0.25%
        2012                               35,950  10.99 to 10.99    $395,205           1.95%   1.00% to 1.50%        n/a

    Funds Manager 50% Portfolio
        2013                               25,977  11.36 to 11.36    $294,996           1.47%   1.00% to 1.50%  13.12% to 13.12%
        2012                                2,553  10.04 to 10.04     $25,624           2.18%   1.00% to 1.50%        n/a

    Funds Manager 70% Portfolio
        2013                                2,207  12.08 to 12.08     $26,668           1.77%   1.00% to 1.50%  19.91% to 19.91%
        2012                                    -       -                  $0           0.00%   1.00% to 1.50%        n/a

    Funds Manager 85% Portfolio
        2013                                8,867  12.67 to 12.67    $112,333           0.63%   1.00% to 1.50%  25.83% to 25.83%
        2012                                    -       -                  $0           0.00%   1.00% to 1.50%        n/a

    Money Market Portfolio Service Class 2
        2013                              906,415  9.76 to 9.76    $8,842,912           0.01%   1.00% to 1.50%  -1.33% to -1.33%
        2012                              114,301  9.89 to 9.89    $1,130,154           0.01%   1.00% to 1.50%        n/a

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2013                              155,855  14.23 to 22.13  $2,783,786           1.54%   0.95% to 1.55%  14.24% to 16.32%
        2012                              149,169  12.36 to 19.11  $2,304,320           2.11%   0.95% to 1.55%  9.25% to 10.74%
        2011                              152,712  11.25 to 17.47  $2,149,355           1.91%   0.95% to 1.55%   1.87% to 4.34%
        2010                              160,261  10.93 to 16.70  $2,186,351           1.87%   0.95% to 1.55%  7.96% to 10.58%
        2009                              158,823  9.98 to 15.17   $1,995,242           4.90%   0.95% to 1.55%  11.68% to 14.39%

    Capital Appreciation Fund
        2013                              101,212  20.33 to 33.50  $2,908,704           0.00%   0.95% to 1.55%  27.18% to 29.68%
        2012                              111,317  15.99 to 25.95  $2,483,522           0.00%   0.95% to 1.55%  12.67% to 14.90%
        2011                              132,575  14.19 to 22.91  $2,618,337           0.00%   0.95% to 1.55%  -8.99% to -7.39%
        2010                              241,969  15.79 to 24.61  $5,009,357           0.00%   0.95% to 1.55%  27.80% to 30.05%
        2009                              161,705  12.36 to 19.01  $2,759,551           0.79%   0.95% to 1.55%  33.49% to 35.78%

    International Fund
        2013                              362,811  10.51 to 21.21  $6,781,497           1.61%   0.85% to 1.55%  18.05% to 21.10%
        2012                              506,755  8.82 to 17.64   $7,834,931           0.72%   0.85% to 1.55%  16.47% to 19.86%
        2011                              512,809  7.58 to 14.82   $6,681,840           1.33%   0.85% to 1.55%  -15.04% to -13.02%
        2010                              632,588  9.17 to 17.16   $9,593,411           2.25%   0.85% to 1.55%  9.53% to 12.07%
        2009                              813,543  10.31 to 15.42  $10,987,454          1.84%   0.95% to 1.55%  29.36% to 32.37%

    Value Fund
        2013                              701,555  13.01 to 31.32  $13,095,527          1.50%   0.95% to 1.55%  27.28% to 30.24%
        2012                              605,544  10.03 to 24.12  $9,777,528           1.83%   0.95% to 1.55%  10.90% to 13.49%
        2011                              725,210  9.37 to 21.68   $10,374,251          1.89%   0.95% to 1.55%  -2.36% to -0.09%
        2010                              848,273  9.59 to 21.43   $12,210,338          1.97%   0.95% to 1.55%  9.04% to 11.97%
        2009                            1,022,258  8.76 to 19.16   $13,211,320          5.08%   0.95% to 1.55%  15.49% to 18.59%

    Income & Growth Fund
        2013                              195,321  11.73 to 20.33  $3,216,226           1.85%   0.85% to 1.55%  30.89% to 34.20%
        2012                              107,633  8.89 to 15.25   $1,358,597           2.04%   0.85% to 1.55%  10.17% to 13.37%
        2011                              135,543  8.07 to 13.55   $1,523,306           1.36%   0.85% to 1.55%  -0.52% to 1.89%
        2010                              106,839  8.73 to 13.39   $1,207,242           1.43%   0.85% to 1.55%  10.28% to 12.78%
        2009                               94,650  7.83 to 11.70     $991,592           3.45%   0.85% to 1.55%  13.61% to 16.66%

    Inflation Protection Fund
        2013                              670,335  9.06 to 13.01   $8,238,451           1.75%   0.95% to 1.55%  -11.23% to -9.34%
        2012                              727,601  10.04 to 14.35  $10,034,845          2.34%   0.95% to 1.55%   4.14% to 6.37%
        2011                              866,640  11.77 to 13.49  $11,267,059          5.24%   0.95% to 1.55%  8.40% to 10.69%
        2010                              795,378  10.86 to 12.19  $9,396,861           1.72%   0.95% to 1.55%   1.94% to 4.11%
        2009                              707,493  10.66 to 11.71  $8,066,463           1.57%   0.85% to 1.55%   6.93% to 9.20%

    Large Company Value Fund
        2013                              109,054  10.71 to 14.65  $1,443,283           2.23%   0.85% to 1.55%  26.28% to 29.80%
        2012                               77,262  8.48 to 11.28     $791,069           0.99%   0.85% to 1.55%  12.12% to 15.27%
        2011                              162,763  7.56 to 9.79    $1,514,112           0.71%   0.85% to 1.55%  -2.42% to -0.10%
        2010                               47,914  7.93 to 9.80      $440,167           1.42%   0.85% to 1.55%   7.20% to 9.75%
        2009                               37,424  7.39 to 8.93      $320,721           3.67%   0.85% to 1.55%  16.13% to 18.78%

    Mid Cap Value Fund
        2013                              193,232  13.19 to 20.54  $2,979,762           0.90%   0.85% to 1.55%  25.62% to 28.67%
        2012                               67,148  10.29 to 15.97    $965,155           1.78%   0.85% to 1.55%  12.38% to 15.12%
        2011                               61,001  11.58 to 13.87    $787,233           1.22%   0.85% to 1.55%  -4.10% to -1.78%
        2010                               41,196  11.92 to 14.12    $546,124           2.19%   0.85% to 1.55%  15.06% to 17.85%
        2009                               41,457  10.62 to 11.98    $474,488           3.27%   0.85% to 1.55%  26.66% to 28.58%

    Ultra Fund
        2013                              111,896  12.55 to 15.58  $1,611,682           0.16%   0.85% to 1.55%  31.95% to 35.63%
        2012                               25,946  9.48 to 11.49     $276,642           0.00%   0.85% to 1.55%  9.63% to 12.70%
        2011                               39,424  8.62 to 10.19     $368,838           0.00%   0.85% to 1.55%  -2.79% to -0.09%
        2010                              149,668  9.02 to 10.20   $1,402,342           0.02%   0.85% to 1.55%  11.62% to 14.73%
        2009                              490,633  8.10 to 8.89    $4,260,026           0.01%   0.85% to 1.55%  30.16% to 33.25%

   MFS Variable Insurance Trust
    Research Series
        2013                               32,843  17.34 to 19.77    $635,309           0.31%   0.95% to 1.40%  29.32% to 30.75%
        2012                               36,846  13.41 to 15.12    $547,633           0.77%   0.95% to 1.40%  14.52% to 15.79%
        2011                               46,831  11.71 to 13.09    $602,812           0.85%   0.95% to 1.40%  -2.70% to -1.63%
        2010                               52,604  12.03 to 13.27    $690,199           0.90%   0.95% to 1.40%  13.30% to 14.55%
        2009                               61,313  10.62 to 11.59    $704,512           1.32%   0.95% to 1.40%  27.56% to 28.97%

    Growth Series
        2013                              111,848  17.33 to 25.23  $2,293,636           0.15%   0.95% to 1.40%  32.86% to 35.20%
        2012                               77,258  13.05 to 18.85  $1,204,840           0.00%   0.95% to 1.40%  13.94% to 15.96%
        2011                               95,481  11.45 to 16.42  $1,287,890           0.16%   0.95% to 1.40%  -3.20% to -1.50%
        2010                              116,803  11.83 to 16.83  $1,606,866           0.10%   0.95% to 1.40%  11.96% to 13.94%
        2009                              144,138  10.56 to 14.92  $1,736,135           0.26%   0.95% to 1.40%  34.54% to 36.03%

    Investors Trust Series
        2013                               20,626  16.29 to 18.57    $362,046           1.07%   0.95% to 1.40%  29.52% to 30.49%
        2012                               20,246  13.11 to 14.23    $272,787           0.81%   0.95% to 1.40%  16.82% to 17.70%
        2011                               25,047  11.22 to 12.09    $286,314           0.93%   0.95% to 1.40%  -4.06% to -3.34%
        2010                               35,000  11.34 to 12.51    $417,969           1.10%   0.95% to 1.40%   8.63% to 9.83%
        2009                               44,492  10.44 to 11.39    $484,098           1.42%   0.95% to 1.40%  23.99% to 25.36%

    New Discovery Series
        2013                              103,838  18.80 to 41.65  $3,326,152           0.00%   0.95% to 1.40%  37.80% to 39.88%
        2012                              124,655  13.47 to 29.85  $2,775,785           0.00%   0.95% to 1.40%  17.96% to 19.75%
        2011                              125,840  11.41 to 25.29  $2,477,406           0.00%   0.95% to 1.40%  -12.66% to -11.34%
        2010                              244,840  13.06 to 28.23  $4,715,606           0.00%   0.95% to 1.40%  32.65% to 34.66%
        2009                              171,399  9.84 to 21.00   $2,730,531           0.00%   0.95% to 1.40%  59.06% to 61.38%

    Bond Portfolio
        2013                               24,507  9.92 to 9.92      $243,125          15.93%   1.00% to 1.50%  -1.84% to -1.84%
        2012                                  971  10.11 to 10.11      $9,815           0.00%   1.00% to 1.50%        n/a

    Emerging Markets Equity Portfolio
        2013                               27,667  9.79 to 9.79      $270,944           0.66%   1.00% to 1.50%  -6.67% to -6.67%
        2012                                    -       -                  $0           0.00%   1.00% to 1.50%        n/a

    Technology Portfolio
        2013                                2,323  12.96 to 12.96     $30,113           0.00%   1.00% to 1.50%  32.92% to 32.92%
        2012                                  156  9.75 to 9.75        $1,519           0.00%   1.00% to 1.50%        n/a

    Global Tactical Allocation Portfolio
        2013                               43,014  11.16 to 11.16    $480,178           3.21%   1.00% to 1.50%   7.09% to 7.09%
        2012                               13,751  10.42 to 10.42    $143,346           0.00%   1.00% to 1.50%        n/a

    International Value Portfolio
        2013                              101,632  13.54 to 13.54  $1,375,984           1.16%   1.00% to 1.50%  25.92% to 25.92%
        2012                                8,008  10.75 to 10.75     $86,105           1.97%   1.00% to 1.50%        n/a

    Utilities Portfolio
        2013                              143,147  12.76 to 12.76  $1,825,941           3.16%   1.00% to 1.50%  18.68% to 18.68%
        2012                                8,267  10.75 to 10.75     $88,847           2.89%   1.00% to 1.50%        n/a

    New Discovery Portfolio Service Class
        2013                               36,707  14.25 to 14.25    $523,148           0.00%   1.00% to 1.50%  39.18% to 39.18%
        2012                                  621  10.24 to 10.24      $6,355           0.00%   1.00% to 1.50%        n/a

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
        2013                              130,027  13.28 to 22.52  $2,542,561           0.57%   0.95% to 1.40%  33.14% to 34.61%
        2012                              141,536  9.97 to 16.81   $2,061,210           0.91%   0.95% to 1.40%  9.69% to 11.02%
        2011                              176,809  9.08 to 15.54   $2,323,787           0.60%   0.95% to 1.40%  -8.07% to -6.97%
        2010                              269,025  9.86 to 16.42   $3,717,230           0.48%   0.95% to 1.40%  14.63% to 16.30%
        2009                              353,470  8.57 to 14.19   $4,188,450           0.88%   0.95% to 1.40%  16.08% to 17.77%

    Mid-Cap Stock Portfolio
        2013                              221,819  12.39 to 32.70  $5,145,566           0.39%   0.95% to 1.40%  26.22% to 29.09%
        2012                              275,535  9.80 to 25.44   $5,048,204           0.61%   0.95% to 1.40%  10.92% to 13.46%
        2011                              356,732  8.82 to 22.91   $5,819,068           0.19%   0.95% to 1.40%  -7.03% to -4.92%
        2010                              443,610  9.48 to 23.81   $7,642,550           0.33%   0.95% to 1.40%  21.48% to 24.25%
        2009                              649,370  7.79 to 19.25   $8,803,053           0.43%   0.95% to 1.40%  22.56% to 25.42%

    International Opportunities Portfolio
        2013                              568,922  13.74 to 27.31  $13,293,844          1.78%   0.95% to 1.40%  27.36% to 30.45%
        2012                              691,586  10.76 to 21.15  $12,383,333          2.04%   0.95% to 1.40%  16.40% to 19.24%
        2011                              729,416  9.21 to 18.41   $10,954,539          0.95%   0.95% to 1.40%  -18.49% to -16.51%
        2010                              809,441  11.27 to 22.21  $14,585,327          0.73%   0.95% to 1.40%  17.35% to 20.08%
        2009                              933,514  9.59 to 18.63   $14,038,945          1.55%   0.95% to 1.40%  43.14% to 46.47%

    Bond-Debenture Portfolio
        2013                              105,412  10.87 to 10.87  $1,146,156           8.99%   1.00% to 1.50%   6.72% to 6.72%
        2012                                2,007  10.19 to 10.19     $20,451          10.93%   1.00% to 1.50%        n/a

    Fundamental Equity Portfolio
        2013                               21,701  13.51 to 13.51    $293,099           0.44%   1.00% to 1.50%  33.94% to 33.94%
        2012                                    -       -                  $0           0.00%   1.00% to 1.50%        n/a

    Developing Growth Portfolio
        2013                               30,409  14.71 to 14.71    $447,411           0.00%   1.00% to 1.50%  54.58% to 54.58%
        2012                                    -       -                  $0           0.00%   1.00% to 1.50%        n/a

   Alger Fund
    LargeCap Growth Portfolio
        2013                              710,858  10.72 to 20.60  $11,018,234          0.81%   0.95% to 1.40%  30.76% to 33.80%
        2012                              709,303  8.05 to 15.55   $8,247,573           1.20%   0.95% to 1.40%   6.33% to 8.82%
        2011                              838,863  7.58 to 14.84   $8,850,097           1.07%   0.95% to 1.40%  -3.53% to -1.29%
        2010                            1,010,635  7.56 to 15.14   $11,007,716          0.73%   0.95% to 1.40%  9.76% to 12.32%
        2009                            1,267,487  6.76 to 13.57   $12,048,320          0.62%   0.95% to 1.40%  42.86% to 46.18%

    MidCap Growth Portfolio
        2013                              467,371  12.65 to 22.24  $7,780,452           0.32%   0.95% to 1.40%  31.50% to 34.56%
        2012                              553,885  9.60 to 16.70   $6,877,224           0.00%   0.95% to 1.40%  12.47% to 15.11%
        2011                              631,802  8.52 to 14.65   $6,773,234           0.38%   0.95% to 1.40%  -11.20% to -9.14%
        2010                              628,567  9.57 to 16.29   $7,449,633           0.00%   0.95% to 1.40%  15.57% to 18.25%
        2009                              697,907  8.27 to 13.91   $6,861,016           0.00%   0.95% to 1.40%  46.85% to 50.27%

    Capital Appreciation Portfolio
        2013                              336,499  13.90 to 29.87  $6,278,603           0.41%   0.95% to 1.40%  31.59% to 33.91%
        2012                              294,519  10.43 to 22.53  $3,805,780           1.08%   0.95% to 1.40%  14.90% to 17.18%
        2011                              319,013  9.09 to 19.42   $3,504,103           0.11%   0.95% to 1.40%  -2.95% to -1.24%
        2010                              358,988  9.10 to 19.86   $3,841,059           0.40%   0.95% to 1.40%  10.99% to 12.95%
        2009                              478,909  8.09 to 17.76   $4,441,117           0.00%   0.95% to 1.40%  47.52% to 49.68%

    SmallCap Growth Portfolio
        2013                               85,377  13.37 to 26.36  $1,359,250           0.00%   0.85% to 1.45%  30.04% to 32.99%
        2012                              105,993  10.10 to 19.82  $1,281,543           0.00%   0.85% to 1.45%  8.94% to 11.43%
        2011                              136,838  9.18 to 17.79   $1,482,858           0.00%   0.85% to 1.45%  -6.23% to -4.10%
        2010                              158,617  9.54 to 18.55   $1,815,718           0.00%   0.85% to 1.45%  21.35% to 24.11%
        2009                              202,347  7.72 to 14.94   $1,868,807           0.00%   0.85% to 1.45%  41.07% to 44.13%

    Capital Appreciation Portfolio Class S
        2013                              407,192  13.73 to 13.73  $5,589,602           0.18%   1.00% to 1.50%  32.98% to 32.98%
        2012                               31,066  10.32 to 10.32    $320,684           1.00%   1.00% to 1.50%        n/a

   Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio
        2013                               69,957  13.15 to 22.79  $1,249,055           0.00%   0.95% to 1.40%  26.76% to 28.68%
        2012                               57,034  10.26 to 17.89    $856,895           0.00%   0.95% to 1.40%  13.91% to 15.64%
        2011                               54,924  11.44 to 15.62    $723,996           0.00%   0.95% to 1.40%  -0.09% to 1.36%
        2010                              271,974  11.42 to 15.57  $3,463,160           0.00%   0.95% to 1.40%  28.36% to 30.23%
        2009                               52,408  8.86 to 10.33     $509,286           0.00%   0.95% to 1.40%  28.89% to 30.77%

    Equity Portfolio
        2013                               72,698  13.30 to 19.40  $1,219,869           0.09%   0.95% to 1.40%  28.39% to 29.81%
        2012                               54,083  10.28 to 14.95    $758,074           0.10%   0.95% to 1.40%  13.19% to 14.95%
        2011                               59,193  11.31 to 13.01    $727,798           0.00%   0.95% to 1.40%  -3.68% to -2.27%
        2010                               53,198  11.74 to 13.32    $672,384           0.06%   0.95% to 1.40%  14.49% to 16.16%
        2009                               55,736  10.02 to 11.46    $602,724           0.36%   0.95% to 1.40%  31.08% to 32.99%

   Invesco Variable Insurance Funds
    Technology Fund
        2013                               33,609  12.72 to 20.16    $499,465           0.00%   0.95% to 1.40%  21.81% to 23.96%
        2012                               44,404  10.42 to 16.43    $529,133           0.00%   0.95% to 1.40%  8.30% to 10.22%
        2011                               83,409  9.60 to 15.05     $908,911           0.22%   0.95% to 1.40%  -7.58% to -5.95%
        2010                               86,899  10.46 to 16.57  $1,013,253           0.00%   0.95% to 1.40%  18.08% to 20.16%
        2009                               90,840  8.83 to 13.88     $882,841           0.00%   0.95% to 1.40%  53.67% to 55.91%

    Utilities Fund
        2013                               68,635  15.87 to 23.51  $1,416,087           2.87%   0.95% to 1.40%   7.75% to 9.71%
        2012                               72,267  14.61 to 21.64  $1,338,589           3.14%   0.95% to 1.40%   0.17% to 2.62%
        2011                               79,444  14.39 to 21.30  $1,442,706           3.32%   0.95% to 1.40%  12.62% to 15.35%
        2010                               79,521  12.61 to 18.65  $1,267,500           3.56%   0.95% to 1.40%   2.80% to 5.30%
        2009                               80,134  12.10 to 17.89  $1,224,229           3.90%   0.95% to 1.40%  11.14% to 13.84%

    Diversified Dividend Fund
        2013                               64,598  7.13 to 9.06      $556,521           2.21%   0.95% to 1.40%  27.48% to 29.80%
        2012                               81,237  5.37 to 6.98      $546,170           1.80%   0.95% to 1.40%  14.79% to 17.60%
        2011                              120,897  4.68 to 5.94      $691,602           0.18%   0.95% to 1.40%  -5.31% to -3.02%
        2010                              200,778  4.94 to 6.33    $1,180,439           0.10%   0.95% to 1.40%   6.68% to 9.27%
        2009                              253,216  4.59 to 5.98    $1,374,884           2.08%   0.95% to 1.40%  23.23% to 26.22%

    Global Health Care Fund
        2013                               77,501  16.12 to 22.26  $1,561,425           0.68%   0.95% to 1.40%  37.14% to 39.21%
        2012                               72,055  12.89 to 16.15  $1,046,351           0.00%   0.95% to 1.40%  17.96% to 19.75%
        2011                               73,296  10.92 to 13.63    $893,103           0.00%   0.95% to 1.40%   1.49% to 2.97%
        2010                              114,132  10.76 to 13.37  $1,354,409           0.00%   0.95% to 1.40%   2.80% to 4.30%
        2009                              137,785  10.47 to 13.23  $1,581,165           0.40%   0.95% to 1.40%  24.65% to 26.47%

    Global Real Estate Fund
        2013                               50,018  9.60 to 11.42     $514,129           3.30%   0.85% to 1.45%  -1.09% to 1.01%
        2012                               70,357  9.75 to 11.21     $722,234           0.51%   0.85% to 1.45%  23.61% to 26.06%
        2011                               31,790  7.96 to 8.90      $262,657           2.85%   0.85% to 1.45%  -9.80% to -8.02%
        2010                               60,420  8.81 to 9.67      $547,641           4.62%   0.85% to 1.45%  13.38% to 15.44%
        2009                               54,643  7.74 to 8.32      $433,573           0.00%   0.85% to 1.45%  26.97% to 29.08%

    International Growth Fund
        2013                               38,157  11.04 to 13.27    $457,938           0.86%   0.85% to 1.45%  14.41% to 16.89%
        2012                               47,732  9.65 to 11.25     $491,298           0.84%   0.85% to 1.45%  11.05% to 13.64%
        2011                               25,891  8.69 to 9.90      $242,008           1.50%   0.85% to 1.45%  -10.37% to -8.28%
        2010                               32,136  9.69 to 10.79     $328,439           1.28%   0.85% to 1.45%  8.52% to 10.88%
        2009                               49,466  8.93 to 9.67      $460,795           0.92%   0.85% to 1.45%  30.53% to 32.84%

    Mid Cap Core Equity Fund
        2013                               22,442  12.30 to 14.17    $296,804           0.87%   0.85% to 1.45%  24.42% to 26.24%
        2012                               17,526  10.11 to 11.14    $185,193           0.00%   0.85% to 1.45%   7.12% to 8.69%
        2011                               85,424  9.28 to 10.46     $822,620           0.03%   0.85% to 1.45%  -9.53% to -7.80%
        2010                               13,548  10.38 to 11.34    $145,614           0.19%   0.85% to 1.45%  10.20% to 12.20%
        2009                               18,068  9.46 to 10.11     $175,170           1.03%   0.85% to 1.45%  25.77% to 27.41%

   J.P. Morgan Series Trust II
    Core Bond Portfolio
        2013                              402,648  8.82 to 12.02   $4,514,348           4.69%   0.95% to 1.40%  -4.43% to -2.40%
        2012                              457,070  9.23 to 12.32   $5,257,904           4.38%   0.95% to 1.40%   2.15% to 4.33%
        2011                              640,743  9.04 to 11.81   $6,974,366           4.73%   0.95% to 1.40%   4.24% to 6.44%
        2010                              502,627  8.67 to 11.09   $5,229,931           4.12%   0.95% to 1.40%   5.96% to 8.20%
        2009                              552,938  8.18 to 10.25   $5,314,582           6.36%   0.95% to 1.40%   1.70% to 3.86%

    Small Cap Core Portfolio
        2013                              202,751  14.75 to 26.73  $4,297,164           0.80%   0.95% to 1.40%  37.75% to 40.95%
        2012                              187,518  10.70 to 19.16  $2,847,401           0.22%   0.95% to 1.40%  15.88% to 18.59%
        2011                              195,758  9.21 to 16.32   $2,529,380           0.11%   0.95% to 1.40%  -7.81% to -5.67%
        2010                              318,758  9.95 to 17.47   $4,338,674           0.00%   0.95% to 1.40%  23.10% to 25.96%
        2009                               78,175  8.13 to 14.01     $843,217           0.69%   0.95% to 1.40%  18.66% to 21.42%

   Rydex Variable Trust
    Nova Fund
        2013                               25,658  13.88 to 20.51    $402,657           0.08%   0.95% to 1.40%  45.39% to 47.58%
        2012                               43,741  9.55 to 13.69     $474,062           0.00%   0.95% to 1.40%  19.33% to 21.08%
        2011                               19,071  8.13 to 9.35      $167,330           0.04%   0.95% to 1.40%  -3.51% to -2.10%
        2010                               41,374  8.42 to 9.55      $380,071           0.30%   0.95% to 1.40%  17.12% to 18.83%
        2009                               26,471  7.19 to 8.04      $204,652           0.58%   0.95% to 1.40%  32.23% to 34.16%

    NASDAQ-100 Fund
        2013                               98,960  17.41 to 26.04  $2,128,283           0.00%   0.95% to 1.40%  31.36% to 33.35%
        2012                               39,584  13.25 to 19.72    $652,881           0.00%   0.95% to 1.40%  13.93% to 15.66%
        2011                               26,207  11.63 to 17.23    $379,509           0.00%   0.95% to 1.40%  -0.25% to 1.20%
        2010                               24,474  12.93 to 17.19    $352,827           0.00%   0.95% to 1.40%  15.68% to 17.37%
        2009                               21,314  11.06 to 14.79    $262,149           0.00%   0.95% to 1.40%  48.40% to 50.56%

    U.S. Government Money Market Fund
        2013                               35,346  8.22 to 10.02     $324,918           0.00%   0.95% to 1.45%  -3.50% to -0.95%
        2012                               80,228  8.52 to 10.12     $752,934           0.00%   0.95% to 1.45%  -3.50% to -0.95%
        2011                              110,741  8.83 to 10.21   $1,072,590           0.00%   0.95% to 1.45%  -3.14% to -0.94%
        2010                              152,532  8.74 to 10.31   $1,483,157           0.01%   0.95% to 1.45%  -3.38% to -0.94%
        2009                               79,752  8.89 to 10.41     $791,751           0.02%   0.85% to 1.45%  -3.34% to -0.89%

    Inverse S&P 500 Strategy Fund
        2013                              116,167  2.41 to 3.71      $340,299           0.00%   0.95% to 1.40%  -28.48% to -27.21%
        2012                              125,811  3.35 to 5.12      $506,354           0.00%   0.95% to 1.40%  -19.20% to -17.77%
        2011                              147,574  4.11 to 6.25      $728,375           0.00%   0.95% to 1.40%  -11.46% to -9.90%
        2010                              204,436  4.61 to 6.89    $1,128,682           0.00%   0.95% to 1.40%  -19.17% to -17.74%
        2009                              144,010  5.66 to 8.46      $973,618           0.00%   0.95% to 1.40%  -29.02% to -28.23%

    Inverse NASDAQ-100 Strategy Fund
        2013                              320,796  1.44 to 2.77      $548,496           0.00%   0.95% to 1.40%  -30.42% to -29.72%
        2012                              529,359  2.07 to 3.95    $1,301,890           0.00%   0.95% to 1.40%  -20.27% to -19.42%
        2011                              456,501  2.60 to 4.92    $1,399,209           0.00%   0.95% to 1.40%  -11.90% to -10.92%
        2010                               73,365  2.95 to 5.55      $256,003           0.00%   0.95% to 1.40%  -22.83% to -22.01%
        2009                               79,390  3.82 to 6.72      $350,956           0.03%   0.95% to 1.40%  -41.27% to -40.65%

    Inverse Government Long Bond Strategy Fund
        2013                               51,688  3.90 to 4.56      $217,032           0.00%   0.95% to 1.40%  12.98% to 14.17%
        2012                               37,335  3.51 to 4.03      $140,017           0.00%   0.95% to 1.40%  -8.11% to -7.09%
        2011                               74,580  3.82 to 4.15      $303,067           0.00%   0.95% to 1.40%  -31.85% to -31.09%
        2010                              194,632  5.47 to 6.46    $1,133,085           0.00%   0.95% to 1.40%  -14.58% to -13.63%
        2009                               30,043  6.56 to 7.53      $206,205           0.00%   0.95% to 1.40%  16.99% to 18.28%

    Government Long Bond 1.2x Strategy
        2013                                8,581  11.94 to 13.66    $113,239           2.75%   0.95% to 1.40%  -20.23% to -19.03%
        2012                               36,921  13.52 to 16.87    $592,678           2.27%   0.95% to 1.40%   0.05% to 2.03%
        2011                               64,304  13.51 to 16.54  $1,013,649           7.71%   0.95% to 1.40%  38.10% to 40.18%
        2010                               22,680  10.78 to 11.80    $260,269          49.59%   0.95% to 1.40%   7.96% to 9.10%
        2009                                7,784  10.11 to 10.81     $80,187           0.74%   0.95% to 1.40%  -32.90% to-32.19%

    NASDAQ-100 2x Strategy Fund
        2013                                  203  21.81 to 21.81      $4,433           0.00%   0.85% to 1.45%  76.39% to 76.39%
        2012                                  203  12.37 to 12.37      $2,515           0.00%   0.85% to 1.45%  31.26% to 31.26%
        2011                                  204  9.42 to 9.42        $1,918           0.00%   0.85% to 1.45%  -2.78% to -2.78%
        2010                                  204  9.69 to 9.69        $1,975           0.00%   0.85% to 1.45%  33.99% to 33.99%
        2009                                  204  7.23 to 7.23        $1,477           0.00%   0.85% to 1.45%        n/a

    S&P 500 2x Strategy Fund
        2013                                    -       -                  $0           0.00%   0.85% to 1.45%        n/a
        2012                                1,133  7.14 to 7.14        $8,083           0.00%   0.85% to 1.45%  26.24% to 26.24%
        2011                                1,200  5.65 to 5.65        $6,783           0.00%   0.85% to 1.45%  -6.27% to -6.27%
        2010                                1,269  6.03 to 6.03        $7,651           0.00%   0.85% to 1.45%  22.43% to 22.43%
        2009                                1,336  4.93 to 4.93        $6,580           0.00%   0.85% to 1.45%      -42.73%

    Inverse Dow 2x Strategy Fund
        2013                                  442  1.31 to 1.31          $582           0.00%   0.85% to 1.45%  -45.08% to -24.12%
        2012                                  443  2.39 to 2.39        $1,060           0.00%   0.85% to 1.45%  -24.12% to -24.12%
        2011                                  443  3.15 to 3.15        $1,398           0.00%   0.85% to 1.45%  -28.62% to -28.62%
        2010                                  444  4.42 to 4.42        $1,959           0.00%   0.85% to 1.45%  -31.78% to -31.78%
        2009                                  444  6.47 to 6.47        $2,877           0.00%   0.85% to 1.45%        n/a

    Biotechnology Fund
        2013                               40,582  14.52 to 14.52    $589,380           0.00%   1.00% to 1.50%  52.14% to 52.14%
        2012                                  152  9.55 to 9.55        $1,451           0.00%   1.00% to 1.50%        n/a

    S&P 500 Pure Growth Fund
        2013                               32,718  14.15 to 14.15    $463,018           0.00%   1.00% to 1.50%  39.42% to 39.42%
        2012                                   91  10.15 to 10.15        $925           0.00%   1.00% to 1.50%        n/a

    S&P MidCap 400 Pure Growth Fund
        2013                               18,761  13.36 to 13.36    $250,587           0.00%   1.00% to 1.50%  32.25% to 32.25%
        2012                                1,399  10.10 to 10.10     $14,126           0.00%   1.00% to 1.50%        n/a

   Guggenheim Variable Trust
    Long Short Equity Fund
        2013                               23,566  11.38 to 15.56    $314,281           0.00%   0.95% to 1.50%  15.08% to 16.35%
        2012                               16,054  9.82 to 13.37     $198,446           0.00%   0.95% to 1.50%   2.30% to 3.44%
        2011                               25,202  10.55 to 12.93    $300,170           0.00%   0.95% to 1.40%  -8.45% to -7.44%
        2010                               31,461  11.52 to 13.97    $416,928           0.00%   0.95% to 1.40%  8.95% to 10.16%
        2009                               41,937  10.57 to 12.68    $508,417           0.03%   0.95% to 1.40%  24.71% to 26.09%

    Multi-Hedge Strategies Fund
        2013                               36,008  10.03 to 10.03    $361,203           0.00%   0.85% to 1.45%   0.29% to 0.29%
        2012                                6,630  10.00 to 10.00     $66,310           0.81%   0.85% to 1.45%        n/a

    Managed Futures Strategies Fund
        2013                               12,698  9.20 to 9.20      $116,825           0.00%   0.85% to 1.45%   1.21% to 1.21%
        2012                                5,609  9.09 to 9.09       $50,991           0.00%   0.85% to 1.45%        n/a

    DWA Sector Rotation Fund
        2013                                    -       -                  $0           0.00%   0.85% to 1.45%        n/a
        2012                                2,662  9.78 to 9.78       $26,027           0.00%   0.85% to 1.45%        n/a

    Small Cap Value Fund
        2013                               86,124  13.80 to 13.80  $1,188,176           0.00%   0.85% to 1.45%  34.96% to 34.96%
        2012                                  600  10.22 to 10.22      $6,132           0.00%   0.85% to 1.45%        n/a

   ProFunds VP
    Access VP High Yield Fund
        2013                               39,328  13.84 to 16.32    $588,669           2.54%   0.85% to 1.45%   6.29% to 8.49%
        2012                               84,227  12.80 to 14.93  $1,160,670           3.58%   0.85% to 1.45%  9.96% to 12.53%
        2011                              131,864  11.64 to 13.26  $1,654,648           1.02%   0.85% to 1.45%  -0.98% to 1.32%
        2010                              143,670  11.76 to 13.09  $1,797,968          15.82%   0.85% to 1.45%  12.99% to 14.76%
        2009                              212,610  10.68 to 11.45  $2,338,651           6.18%   0.85% to 1.45%  13.52% to 14.03%

    Asia 30
        2013                               18,418  11.16 to 12.72    $222,757           0.02%   0.85% to 1.45%  11.46% to 13.20%
        2012                               87,941  9.96 to 11.35     $945,771           0.00%   0.85% to 1.45%  11.82% to 13.69%
        2011                               51,003  9.00 to 9.88      $482,019           0.02%   0.85% to 1.45%  -29.15% to -28.12%
        2010                              130,438  12.52 to 13.91  $1,755,102           0.05%   0.85% to 1.45%  10.16% to 12.44%
        2009                              319,585  11.33 to 12.37  $3,857,475           0.78%   0.85% to 1.45%  49.42% to 52.21%

    Banks
        2013                               32,473  4.38 to 4.94      $149,095           0.59%   0.85% to 1.45%  29.19% to 31.14%
        2012                               58,156  3.41 to 3.88      $214,879           0.00%   0.85% to 1.45%  29.44% to 31.08%
        2011                                6,097  2.68 to 2.87       $16,505           0.00%   0.85% to 1.45%  -28.92% to -28.02%
        2010                               86,631  3.76 to 4.08      $340,287           0.46%   0.85% to 1.45%   5.14% to 6.67%
        2009                               15,345  3.58 to 3.78       $56,946           7.38%   0.85% to 1.45%  -7.08% to -6.19%

    Basic Materials
        2013                               42,748  11.38 to 12.82    $518,870           0.41%   0.85% to 1.45%  14.82% to 16.61%
        2012                               14,164  9.91 to 11.10     $146,682           0.30%   0.85% to 1.45%   5.16% to 6.81%
        2011                               16,784  9.32 to 10.29     $163,287           0.18%   0.85% to 1.45%  -18.79% to -17.44%
        2010                              116,286  11.28 to 12.61  $1,404,831           0.54%   0.85% to 1.45%  24.99% to 28.02%
        2009                              210,561  9.02 to 9.85    $1,992,679           0.42%   0.85% to 1.45%  56.47% to 59.88%

    Bear
        2013                               67,746  3.41 to 3.89      $244,825           0.00%   0.85% to 1.45%  -28.65% to -27.83%
        2012                               62,853  4.97 to 5.38      $324,201           0.00%   0.85% to 1.45%  -18.99% to -18.05%
        2011                              124,106  5.83 to 6.74      $787,691           0.00%   0.85% to 1.45%  -11.57% to -10.06%
        2010                               55,228  6.84 to 7.49      $395,869           0.00%   0.85% to 1.45%  -20.43% to -18.86%
        2009                              126,631  8.41 to 9.24    $1,124,150           0.47%   0.85% to 1.45%  -30.49% to -28.98%

    Biotechnology
        2013                               41,422  21.80 to 25.91    $987,161           0.00%   0.85% to 1.45%  62.63% to 66.24%
        2012                               30,457  13.46 to 15.59    $435,686           0.00%   0.85% to 1.45%  35.98% to 38.05%
        2011                                9,240  9.96 to 10.88      $96,619           0.00%   0.85% to 1.45%   3.21% to 4.61%
        2010                               13,262  9.76 to 10.40     $134,319           0.00%   0.85% to 1.45%   2.46% to 3.18%
        2009                               15,930  9.56 to 10.19     $156,845           0.00%   0.85% to 1.45%   0.65% to 2.02%

    Bull
        2013                              137,159  11.08 to 12.82  $1,668,297           0.00%   0.85% to 1.45%  25.23% to 27.63%
        2012                              173,180  8.85 to 10.28   $1,668,845           0.00%   0.85% to 1.45%  9.90% to 12.41%
        2011                              292,726  8.05 to 9.15    $2,548,212           0.00%   0.85% to 1.45%  -3.48% to -1.29%
        2010                              239,419  8.28 to 9.27    $2,128,414           0.15%   0.85% to 1.45%  8.60% to 11.01%
        2009                              519,948  7.65 to 8.31    $4,146,270           0.15%   0.85% to 1.45%  20.37% to 21.88%

    Consumer Goods
        2013                               56,143  14.47 to 16.74    $867,050           1.43%   0.85% to 1.45%  24.16% to 26.35%
        2012                               59,280  11.79 to 13.33    $729,545           1.14%   0.85% to 1.45%   7.14% to 9.15%
        2011                               72,391  11.00 to 12.32    $826,481           1.08%   0.85% to 1.45%   3.38% to 5.46%
        2010                              179,305  10.54 to 11.68  $1,982,574           0.46%   0.85% to 1.45%  13.90% to 15.56%
        2009                                6,786  9.52 to 10.04      $65,359           1.38%   0.85% to 1.45%        n/a

    Consumer Services
        2013                               46,377  14.98 to 17.80    $762,722           0.25%   0.85% to 1.45%  34.99% to 37.93%
        2012                               25,206  10.99 to 12.81    $299,586           0.00%   0.85% to 1.45%  17.82% to 20.39%
        2011                               34,452  9.42 to 10.64     $342,150           0.00%   0.85% to 1.45%   1.83% to 4.04%
        2010                              111,478  9.18 to 10.27   $1,091,045           0.00%   0.85% to 1.45%  16.98% to 19.52%
        2009                               17,944  7.85 to 8.50      $145,921           0.00%   0.85% to 1.45%  27.51% to 27.51%

    Dow 30
        2013                               39,080  11.06 to 12.79    $478,654           0.00%   0.85% to 1.45%  20.63% to 22.82%
        2012                               32,724  9.16 to 10.33     $315,341           0.00%   0.85% to 1.45%   2.93% to 4.81%
        2011                               80,134  8.90 to 10.14     $750,451           0.00%   0.85% to 1.45%   0.08% to 2.41%
        2010                               16,857  8.90 to 9.91      $155,833           0.00%   0.85% to 1.45%   6.21% to 8.68%
        2009                               11,767  8.38 to 9.11      $101,032           1.48%   0.85% to 1.45%        n/a

    Emerging Markets
        2013                              100,024  5.81 to 6.60      $624,682           0.57%   0.85% to 1.45%  -9.64% to -7.72%
        2012                               77,655  6.43 to 7.16      $524,747           0.49%   0.85% to 1.45%   3.30% to 4.92%
        2011                               50,999  6.32 to 6.77      $336,086           0.00%   0.85% to 1.45%  -22.27% to -20.94%
        2010                              109,461  8.04 to 8.63      $916,817           0.00%   0.85% to 1.45%   5.89% to 8.35%
        2009                              418,832  7.58 to 7.96    $3,280,242           0.09%   0.85% to 1.45%  58.11% to 59.86%

    Europe 30
        2013                               14,316  9.19 to 10.51     $141,178           0.67%   0.85% to 1.45%  17.75% to 19.77%
        2012                               30,532  7.78 to 8.87      $251,082           0.77%   0.85% to 1.45%  14.10% to 14.79%
        2011                                4,273  7.39 to 7.65       $32,074           1.48%   0.85% to 1.45%  -10.73% to -10.28%
        2010                               22,270  7.78 to 8.58      $180,568           1.22%   0.85% to 1.45%  -0.85% to 1.21%
        2009                               54,984  7.79 to 8.48      $449,017           4.38%   0.85% to 1.45%  28.06% to 30.26%

    Falling U.S. Dollar
        2013                               18,442  7.44 to 8.30      $145,290           0.00%   0.85% to 1.45%  -4.67% to -3.28%
        2012                               17,106  7.91 to 8.58      $142,030           0.00%   0.85% to 1.45%  -3.48% to -2.06%
        2011                               14,903  8.04 to 8.76      $126,724           0.00%   0.85% to 1.45%  -5.03% to -3.98%
        2010                               13,160  8.82 to 9.12      $117,509           0.00%   0.85% to 1.45%  -4.80% to -3.85%
        2009                               11,097  9.29 to 9.49      $103,909           1.06%   0.85% to 1.45%   1.12% to 1.37%

    Financials
        2013                               52,779  6.13 to 7.23      $358,400           0.78%   0.85% to 1.45%  28.18% to 30.24%
        2012                               18,771  4.87 to 5.55       $94,920           0.81%   0.85% to 1.45%  21.03% to 22.37%
        2011                               16,006  4.12 to 4.39       $67,173           0.00%   0.85% to 1.45%  -16.38% to -15.45%
        2010                               19,222  4.93 to 5.19       $95,946           0.50%   0.85% to 1.45%   7.65% to 8.84%
        2009                               74,722  4.58 to 4.86      $346,750           2.40%   0.85% to 1.45%  11.66% to 13.41%

    Health Care
        2013                               97,904  14.84 to 17.57  $1,554,631           0.56%   0.85% to 1.45%  34.95% to 37.95%
        2012                              119,076  10.85 to 12.74  $1,384,052           0.34%   0.85% to 1.45%  13.46% to 15.77%
        2011                              100,957  9.76 to 10.93   $1,023,468           0.30%   0.85% to 1.45%   6.44% to 8.58%
        2010                              186,627  9.08 to 10.06   $1,758,594           0.27%   0.85% to 1.45%  -0.14% to 1.01%
        2009                              133,041  9.38 to 9.78    $1,255,925           0.63%   0.85% to 1.45%  16.08% to 17.42%

    Industrials
        2013                               40,195  12.41 to 14.63    $536,718           0.12%   0.85% to 1.45%  33.57% to 36.27%
        2012                               18,120  9.40 to 10.74     $179,990           0.14%   0.85% to 1.45%  12.14% to 13.84%
        2011                                6,135  8.44 to 9.25       $54,209           0.92%   0.85% to 1.45%  -4.87% to -3.44%
        2010                               66,309  8.72 to 9.71      $619,538           0.49%   0.85% to 1.45%  19.26% to 21.85%
        2009                               19,078  7.31 to 7.91      $144,527           0.66%   0.85% to 1.45%  20.31% to 21.82%

    International
        2013                               18,762  7.04 to 7.95      $139,275           0.00%   0.85% to 1.45%  15.50% to 17.83%
        2012                               41,310  6.10 to 6.75      $261,349           0.00%   0.85% to 1.45%  12.49% to 13.74%
        2011                               15,256  5.53 to 5.79       $85,216           0.00%   0.85% to 1.45%  -16.87% to -15.95%
        2010                               29,369  6.65 to 6.94      $198,707           0.00%   0.85% to 1.45%   4.62% to 5.78%
        2009                                2,575  6.36 to 6.51       $16,690           0.04%   0.85% to 1.45%        n/a

    Internet
        2013                               16,186  19.07 to 21.81    $329,941           0.00%   0.85% to 1.45%  46.64% to 48.86%
        2012                               15,088  13.10 to 14.48    $206,510           0.00%   0.85% to 1.45%  15.86% to 17.50%
        2011                               14,959  11.38 to 12.50    $178,195           0.00%   0.85% to 1.45%  -9.93% to -8.43%
        2010                               54,621  12.52 to 13.88    $727,375           0.00%   0.85% to 1.45%  31.02% to 33.53%
        2009                               35,335  9.69 to 10.39     $355,848           0.00%   0.85% to 1.45%  71.70% to 73.68%

    Japan
        2013                               55,659  6.64 to 7.36      $405,810           0.00%   0.85% to 1.45%  43.71% to 45.45%
        2012                               81,738  4.60 to 5.23      $406,753           0.00%   0.85% to 1.45%  20.62% to 20.62%
        2011                               53,686  4.20 to 4.20      $225,339           0.00%   0.85% to 1.45%  -20.07% to -20.07%
        2010                               81,428  4.83 to 5.38      $421,503           0.00%   0.85% to 1.45%  -8.57% to -8.29%
        2009                               35,331  5.63 to 5.85      $202,206           1.26%   0.85% to 1.45%       8.25%

    Large-Cap Growth
        2013                               78,600  12.60 to 14.97  $1,095,646           0.23%   0.85% to 1.45%  26.17% to 28.98%
        2012                               63,999  9.92 to 11.61     $694,558           0.11%   0.85% to 1.45%  8.66% to 11.14%
        2011                               48,648  9.13 to 10.37     $478,329           0.00%   0.85% to 1.45%  -0.56% to 1.70%
        2010                              105,792  9.16 to 10.25   $1,037,910           0.03%   0.85% to 1.45%  9.51% to 11.61%
        2009                               27,406  8.46 to 9.14      $242,991           0.00%   0.85% to 1.45%  25.52% to 27.42%

    Large-Cap Value
        2013                               71,726  10.03 to 11.87    $801,534           1.30%   0.85% to 1.45%  25.55% to 28.22%
        2012                               86,055  8.05 to 9.26      $747,990           0.61%   0.85% to 1.45%  11.60% to 13.81%
        2011                              127,839  7.23 to 8.08      $976,623           0.27%   0.85% to 1.45%  -4.38% to -2.65%
        2010                              185,593  7.63 to 8.34    $1,499,058           0.15%   0.85% to 1.45%  9.72% to 11.33%
        2009                                9,387  7.07 to 7.46       $68,585           0.15%   0.85% to 1.45%  17.04% to 17.33%

    Mid-Cap
        2013                              220,190  11.75 to 13.60  $2,772,410           0.00%   0.85% to 1.45%  26.04% to 29.10%
        2012                              273,653  9.32 to 10.53   $2,655,833           0.00%   0.85% to 1.45%  11.32% to 13.93%
        2011                               31,597  8.37 to 9.20      $275,239           0.00%   0.85% to 1.45%  -7.20% to -5.84%
        2010                               34,429  9.12 to 9.69      $326,597           0.00%   0.85% to 1.45%  20.63% to 22.14%
        2009                              110,587  7.68 to 7.97      $868,706           0.00%   0.85% to 1.45%        n/a

    Mid-Cap Growth
        2013                               42,394  13.42 to 15.77    $623,060           0.00%   0.85% to 1.45%  26.16% to 28.84%
        2012                               46,519  10.64 to 12.24    $534,681           0.00%   0.85% to 1.45%  11.62% to 13.77%
        2011                               31,210  9.46 to 10.69     $312,125           0.00%   0.85% to 1.45%  -6.28% to -4.24%
        2010                              144,615  9.98 to 11.16   $1,548,426           0.00%   0.85% to 1.45%  24.32% to 26.63%
        2009                               75,328  8.24 to 8.85      $649,763           0.00%   0.85% to 1.45%  34.10% to 35.71%

    Mid-Cap Value
        2013                               24,145  11.67 to 13.71    $308,115           0.54%   0.85% to 1.45%  27.74% to 30.32%
        2012                               45,678  9.21 to 10.52     $447,818           0.22%   0.85% to 1.45%  12.71% to 14.94%
        2011                               20,074  8.20 to 9.16      $173,898           0.37%   0.85% to 1.45%  -7.08% to -5.26%
        2010                               46,914  8.68 to 9.66      $430,499           2.32%   0.85% to 1.45%  16.49% to 18.60%
        2009                               21,898  7.57 to 8.17      $173,569           1.23%   0.85% to 1.45%  26.62% to 28.41%

    Money Market
        2013                            1,189,889  8.00 to 9.73    $10,693,366          0.02%   0.85% to 1.45%  -3.76% to -1.27%
        2012                            2,000,451  8.31 to 9.85    $18,368,357          0.02%   0.85% to 1.45%  -3.78% to -1.28%
        2011                            2,232,648  8.64 to 9.98    $21,228,020          0.02%   0.85% to 1.45%  -3.75% to -1.27%
        2010                            2,719,643  8.97 to 10.11   $26,097,031          0.02%   0.85% to 1.45%  -3.76% to -1.27%
        2009                            3,131,362  9.32 to 10.24   $30,776,897          0.04%   0.85% to 1.45%  -3.60% to -1.26%

    Oil & Gas
        2013                              159,459  11.90 to 14.04  $1,970,343           0.44%   0.85% to 1.45%  19.86% to 22.16%
        2012                              176,649  9.86 to 11.27   $1,814,444           0.11%   0.85% to 1.45%  -0.51% to 1.31%
        2011                              200,734  10.05 to 11.13  $2,066,750           0.18%   0.85% to 1.45%  -1.12% to 0.68%
        2010                              319,228  10.00 to 11.18  $3,337,725           0.34%   0.85% to 1.45%  13.77% to 16.24%
        2009                              273,281  8.87 to 9.62    $2,486,236           0.00%   0.85% to 1.45%  11.58% to 13.72%

    NASDAQ-100
        2013                               55,249  14.99 to 17.54    $932,204           0.00%   0.85% to 1.45%  29.40% to 32.08%
        2012                               88,533  11.58 to 13.59  $1,130,570           0.00%   0.85% to 1.45%  11.99% to 14.61%
        2011                               41,081  10.34 to 11.78    $458,707           0.00%   0.85% to 1.45%  -2.22% to 0.05%
        2010                              376,111  10.58 to 11.83  $4,225,843           0.00%   0.85% to 1.45%  13.95% to 16.72%
        2009                              358,797  9.25 to 10.14   $3,472,874           0.00%   0.85% to 1.45%  47.15% to 49.00%

    Pharmaceuticals
        2013                               15,825  14.07 to 15.97    $236,316           2.77%   0.85% to 1.45%  27.23% to 28.96%
        2012                               11,565  10.95 to 12.11    $133,174           1.80%   0.85% to 1.45%   8.10% to 9.57%
        2011                               27,507  10.23 to 11.37    $290,719           0.16%   0.85% to 1.45%  12.37% to 14.35%
        2010                               17,298  9.16 to 9.94      $163,160           0.89%   0.85% to 1.45%  -2.74% to -1.36%
        2009                                7,417  9.44 to 9.94       $73,029           1.69%   0.85% to 1.45%  14.52% to 14.70%

    Precious Metals
        2013                              234,647  4.39 to 5.18    $1,078,329           0.00%   0.85% to 1.45%  -40.05% to -38.75%
        2012                              298,334  7.29 to 8.45    $2,280,219           0.00%   0.85% to 1.45%  -17.50% to -15.66%
        2011                              290,349  8.84 to 10.02   $2,670,882           0.00%   0.85% to 1.45%  -21.99% to -20.26%
        2010                              416,773  11.23 to 12.56  $4,898,793           0.00%   0.85% to 1.45%  28.11% to 31.21%
        2009                              320,379  8.77 to 9.57    $2,934,499           1.08%   0.85% to 1.45%  30.86% to 33.25%

    Real Estate
        2013                               17,042  8.52 to 10.13     $156,498           2.17%   0.85% to 1.45%  -3.35% to -1.45%
        2012                               21,256  8.85 to 10.19     $198,860           3.42%   0.85% to 1.45%  13.35% to 15.54%
        2011                               15,319  7.91 to 8.82      $125,302           0.00%   0.85% to 1.45%   1.36% to 3.14%
        2010                              101,382  7.72 to 8.47      $806,391           4.47%   0.85% to 1.45%  20.59% to 22.77%
        2009                               97,817  6.38 to 6.97      $646,329          10.60%   0.85% to 1.45%  23.99% to 25.49%

    Rising Rates Opportunity
        2013                              135,000  3.17 to 3.75      $476,179           0.00%   0.85% to 1.45%  12.64% to 14.97%
        2012                              245,087  2.84 to 3.26      $737,469           0.00%   0.85% to 1.45%  -10.02% to -8.37%
        2011                              302,664  3.10 to 3.50      $995,205           0.00%   0.85% to 1.45%  -39.77% to -38.46%
        2010                              779,978  5.14 to 5.75    $4,279,873           0.00%   0.85% to 1.45%  -18.92% to -17.11%
        2009                              221,982  6.40 to 6.94    $1,487,884           0.31%   0.85% to 1.45%  28.41% to 29.70%

    Semiconductor
        2013                                  174  9.48 to 9.48        $1,650           0.17%   0.85% to 1.45%  30.64% to 30.64%
        2012                                1,235  6.74 to 7.26        $8,580           0.03%   0.85% to 1.45%  -7.25% to -6.22%
        2011                                3,232  7.27 to 7.74       $23,887           0.10%   0.85% to 1.45%  -5.94% to -5.94%
        2010                                5,449  7.83 to 8.30       $44,313           0.04%   0.85% to 1.45%  8.87% to 10.24%
        2009                              241,377  7.04 to 7.69    $1,785,948           0.00%   0.85% to 1.45%        n/a

    Short Dow 30
        2013                                6,731  2.84 to 3.02       $20,055           0.00%   0.85% to 1.45%  -31.29% to -30.74%
        2012                                4,546  4.13 to 4.36       $19,696           0.00%   0.85% to 1.45%  -15.23% to -14.55%
        2011                                8,145  4.88 to 5.40       $42,372           0.00%   0.85% to 1.45%  -15.81% to -14.29%
        2010                                5,046  5.79 to 6.30       $31,215           0.00%   0.85% to 1.45%  -24.25% to -22.87%
        2009                                2,802  7.65 to 8.17       $22,342           0.00%   0.85% to 1.45%      -27.42%

    Short Emerging Markets
        2013                               12,817  4.38 to 4.85       $59,450           0.00%   0.85% to 1.45%  -2.94% to -1.96%
        2012                                1,809  4.54 to 4.82        $8,409           0.00%   0.85% to 1.45%  -15.54% to -14.56%
        2011                                3,583  5.38 to 5.64       $19,621           0.00%   0.85% to 1.45%   7.51% to 8.75%
        2010                              143,188  4.90 to 5.26      $723,077           0.00%   0.85% to 1.45%  -21.03% to -20.44%
        2009                                4,499  6.27 to 6.37       $28,600           0.00%   0.85% to 1.45%      -50.11%

    Short International
        2013                                8,911  4.58 to 4.69       $41,478           0.00%   0.85% to 1.45%  -23.11% to -22.80%
        2012                               11,830  5.84 to 6.08       $70,864           0.00%   0.85% to 1.45%  -22.61% to -21.98%
        2011                               14,422  7.54 to 7.94      $111,648           0.00%   0.85% to 1.45%  -1.30% to -0.06%
        2010                               12,681  7.64 to 7.94       $98,759           0.00%   0.85% to 1.45%  -16.97% to -16.26%
        2009                               20,401  9.31 to 9.59      $191,873          -0.01%   0.85% to 1.45%  -32.17% to -32.00%

    Short Mid-Cap
        2013                                1,045  2.69 to 2.86        $2,899           0.00%   0.85% to 1.45%  -29.91% to -29.34%
        2012                                1,393  3.83 to 4.15        $5,542           0.00%   0.85% to 1.45%  -21.44% to -20.80%
        2011                                1,105  4.88 to 5.10        $5,516           0.00%   0.85% to 1.45%  -11.02% to -10.31%
        2010                                1,045  5.48 to 5.69        $5,840           0.00%   0.85% to 1.45%  -28.11% to -27.53%
        2009                               69,524  7.42 to 8.14      $542,722           0.89%   0.85% to 1.45%  -37.68% to -36.39%

    Short NASDAQ-100
        2013                               60,863  2.40 to 2.71      $153,793           0.00%   0.85% to 1.45%  -31.56% to -30.73%
        2012                              125,358  3.61 to 4.07      $486,126           0.00%   0.85% to 1.45%  -21.29% to -19.85%
        2011                              131,562  4.58 to 5.08      $643,248           0.00%   0.85% to 1.45%  -13.20% to -12.03%
        2010                                6,774  5.28 to 5.57       $36,308           0.00%   0.85% to 1.45%  -23.59% to -22.86%
        2009                               92,336  6.72 to 7.38      $653,427           1.27%   0.85% to 1.45%  -42.76% to -41.57%

    Short Small-Cap
        2013                               29,702  2.42 to 2.60       $76,436           0.00%   0.85% to 1.45%  -33.52% to -32.88%
        2012                               70,137  3.63 to 3.87      $267,547           0.00%   0.85% to 1.45%  -21.65% to -20.90%
        2011                               38,369  4.51 to 5.05      $187,119           0.00%   0.85% to 1.45%  -11.86% to -10.75%
        2010                               29,056  5.30 to 5.78      $160,529           0.00%   0.85% to 1.45%  -31.22% to -29.93%
        2009                              205,275  7.54 to 8.28    $1,622,914           1.10%   0.85% to 1.45%  -34.77% to -33.41%

    Small-Cap
        2013                              111,944  11.49 to 13.51  $1,421,395           0.00%   0.85% to 1.45%  32.47% to 35.28%
        2012                               79,441  8.68 to 10.05     $748,432           0.00%   0.85% to 1.45%  10.78% to 13.26%
        2011                              181,279  7.83 to 8.87    $1,532,704           0.00%   0.85% to 1.45%  -8.90% to -7.10%
        2010                               70,004  8.60 to 9.42      $631,227           0.00%   0.85% to 1.45%  20.50% to 22.87%
        2009                              169,877  7.13 to 7.74    $1,281,454           0.00%   0.85% to 1.45%  21.98% to 23.82%

    Small-Cap Growth
        2013                               40,844  13.10 to 15.45    $584,168           0.00%   0.85% to 1.45%  36.14% to 37.85%
        2012                               10,969  9.96 to 10.82     $113,365           0.00%   0.85% to 1.45%  9.03% to 10.41%
        2011                               14,124  9.00 to 10.06     $133,683           0.00%   0.85% to 1.45%  -2.05% to -0.12%
        2010                              102,231  9.04 to 10.07     $996,080           0.00%   0.85% to 1.45%  21.28% to 23.98%
        2009                               71,490  7.48 to 8.15      $553,261           0.00%   0.85% to 1.45%  22.13% to 23.61%

    Small-Cap Value
        2013                               24,250  11.41 to 13.46    $301,669           0.30%   0.85% to 1.45%  33.14% to 35.76%
        2012                               11,591  8.70 to 9.91      $106,206           0.00%   0.85% to 1.45%  12.31% to 14.54%
        2011                               12,137  7.75 to 8.65       $98,851           0.00%   0.85% to 1.45%  -7.26% to -5.43%
        2010                               32,737  8.22 to 9.15      $284,341           0.22%   0.85% to 1.45%  18.14% to 20.23%
        2009                                6,385  7.03 to 7.56       $46,931           0.32%   0.85% to 1.45%  16.49% to 18.02%

    Technology
        2013                                7,547  12.81 to 14.32    $104,030           0.00%   0.85% to 1.45%  21.43% to 23.14%
        2012                               11,422  10.41 to 11.63    $126,347           0.00%   0.85% to 1.45%   7.19% to 8.44%
        2011                               20,526  9.73 to 10.69     $208,258           0.00%   0.85% to 1.45%  -4.13% to -3.03%
        2010                               27,164  10.23 to 11.02    $286,738           0.00%   0.85% to 1.45%   7.25% to 8.70%
        2009                              170,332  9.41 to 10.27   $1,673,080           0.00%   0.85% to 1.45%  56.50% to 58.47%

    Telecommunications
        2013                                1,437  11.17 to 12.06     $16,940          16.23%   0.85% to 1.45%   9.69% to 9.85%
        2012                                6,725  10.10 to 10.98     $71,493           1.50%   0.85% to 1.45%  12.94% to 14.20%
        2011                                3,049  9.03 to 9.62       $28,624           6.35%   0.85% to 1.45%  -1.24% to -0.29%
        2010                                4,260  9.15 to 9.61       $40,645           0.45%   0.85% to 1.45%  12.16% to 13.23%
        2009                              198,659  7.95 to 8.68    $1,658,628           0.33%   0.85% to 1.45%   3.42% to 5.46%

    U.S. Government Plus
        2013                                9,826  12.30 to 14.01    $127,594           0.45%   0.85% to 1.45%  -21.78% to -20.44%
        2012                               16,121  15.36 to 17.61    $264,950           0.00%   0.85% to 1.45%  -2.52% to -0.69%
        2011                               77,715  15.97 to 18.08  $1,331,177           0.37%   0.85% to 1.45%  38.60% to 41.53%
        2010                               46,903  11.41 to 12.71    $561,226           2.27%   0.85% to 1.45%   6.58% to 7.97%
        2009                               18,971  10.93 to 11.47    $214,117           0.03%   0.85% to 1.45%  -34.28% to -33.92%

    UltraBull
        2013                              403,692  10.31 to 12.39  $4,405,510           0.00%   0.85% to 1.45%  62.19% to 65.47%
        2012                              242,269  6.43 to 7.35    $1,625,357           0.00%   0.85% to 1.45%  24.84% to 26.92%
        2011                              137,889  5.26 to 5.79      $730,987           0.00%   0.85% to 1.45%  -7.87% to -6.29%
        2010                              506,783  5.59 to 6.25    $2,996,271           0.00%   0.85% to 1.45%  17.73% to 20.59%
        2009                            1,078,940  4.73 to 5.18    $5,360,014           0.89%   0.85% to 1.45%  41.07% to 42.63%

    UltraMid-Cap
        2013                               62,083  12.40 to 14.08    $797,720           0.00%   0.85% to 1.45%  65.08% to 67.66%
        2012                               58,741  7.51 to 8.33      $452,733           0.00%   0.85% to 1.45%  28.17% to 30.18%
        2011                               56,304  5.86 to 6.40      $338,096           0.00%   0.85% to 1.45%  -16.28% to -15.14%
        2010                              131,286  6.89 to 7.71      $960,431           0.00%   0.85% to 1.45%  45.11% to 47.60%
        2009                              102,960  4.88 to 5.22      $513,082           0.15%   0.85% to 1.45%  61.45% to 63.48%

    UltraNASDAQ-100
        2013                               10,637  19.53 to 22.00    $218,848           0.00%   0.85% to 1.45%  73.24% to 75.24%
        2012                               22,280  11.09 to 12.17    $259,826           0.00%   0.85% to 1.45%  29.39% to 30.44%
        2011                               14,073  8.61 to 9.62      $128,135           0.00%   0.85% to 1.45%  -4.59% to -3.10%
        2010                               33,228  8.94 to 9.73      $309,784           0.00%   0.85% to 1.45%  30.32% to 32.68%
        2009                              391,866  6.84 to 7.50    $2,828,106           0.00%   0.85% to 1.45%  111.81% to 116.52%

    UltraShort Dow30
        2013                              142,728  1.24 to 1.37      $182,921           0.00%   0.85% to 1.45%  -45.78% to -44.90%
        2012                              105,370  2.29 to 2.55      $247,331           0.00%   0.85% to 1.45%  -25.93% to -24.35%
        2011                               96,357  3.09 to 3.37      $302,485           0.00%   0.85% to 1.45%  -30.85% to -29.84%
        2010                              105,482  4.49 to 4.72      $478,261           0.00%   0.85% to 1.45%  -35.92% to -34.89%
        2009                               57,058  7.01 to 7.25      $404,663           0.11%   0.85% to 1.45%      -47.02%

    UltraShort NASDAQ-100
        2013                              140,815  0.79 to 0.91      $117,260           0.00%   0.85% to 1.45%  -50.50% to -49.35%
        2012                              156,263  1.58 to 1.78      $257,904           0.00%   0.85% to 1.45%  -37.59% to -36.45%
        2011                              156,601  2.53 to 2.73      $407,820           0.00%   0.85% to 1.45%  -24.85% to -23.64%
        2010                              479,721  3.39 to 3.63    $1,670,172           0.00%   0.85% to 1.45%  -43.06% to -42.05%
        2009                               53,528  5.97 to 6.19      $327,089           0.46%   0.85% to 1.45%  -65.08% to -64.97%

    UltraSmall-Cap
        2013                               15,887  9.57 to 10.45     $158,026           0.00%   0.85% to 1.45%  81.06% to 83.15%
        2012                               40,282  5.21 to 5.94      $228,879           0.00%   0.85% to 1.45%  25.61% to 27.51%
        2011                               10,090  4.21 to 4.58       $55,235           0.00%   0.85% to 1.45%  -21.27% to -20.08%
        2010                              168,411  5.18 to 5.80      $931,565           0.00%   0.85% to 1.45%  43.56% to 46.38%
        2009                               63,475  3.68 to 3.94      $241,258           0.29%   0.85% to 1.45%  36.37% to 38.23%

    Utilities
        2013                               10,572  11.82 to 13.55    $133,747          10.80%   0.85% to 1.45%  9.85% to 11.46%
        2012                               20,621  10.44 to 11.85    $230,786           1.23%   0.85% to 1.45%  -3.37% to -1.51%
        2011                               79,588  10.71 to 12.20    $905,158           1.68%   0.85% to 1.45%  13.42% to 15.59%
        2010                               29,135  9.53 to 10.41     $289,918           0.36%   0.85% to 1.45%   2.72% to 4.11%
        2009                               24,366  9.47 to 9.95      $238,605           3.65%   0.85% to 1.45%   7.36% to 8.76%

   Van Eck Worldwide Insurance Trust
    Global Hard Assets Fund
        2013                              467,619  10.77 to 46.03  $14,420,775          0.68%   0.85% to 1.50%   6.66% to 9.49%
        2012                              508,588  9.89 to 42.34   $15,156,813          0.61%   0.85% to 1.50%  -0.46% to 2.40%
        2011                              551,348  10.77 to 41.64  $16,260,669          1.18%   0.85% to 1.45%  -19.44% to -17.24%
        2010                              564,648  13.48 to 50.67  $20,767,055          0.32%   0.85% to 1.45%  24.50% to 28.01%
        2009                              536,922  10.78 to 39.86  $16,440,870          0.24%   0.85% to 1.45%  51.74% to 56.05%

    Emerging Markets Fund
        2013                               85,296  20.09 to 41.68  $3,061,222           1.92%   0.95% to 1.40%  8.33% to 10.96%
        2012                              246,290  16.35 to 37.94  $7,344,589           0.00%   0.95% to 1.40%  25.51% to 28.58%
        2011                              112,496  12.97 to 29.81  $2,818,092           1.10%   0.95% to 1.40%  -28.18% to -26.44%
        2010                              125,306  19.76 to 41.94  $4,386,760           0.56%   0.95% to 1.40%  22.67% to 25.64%
        2009                              324,446  15.89 to 33.62  $8,612,330           0.07%   0.95% to 1.40%  106.16% to 111.16%

    Unconstrained Emerging Markets Bond Fund
        2013                               77,580  11.61 to 16.81  $1,221,511           2.95%   0.95% to 1.40%  -11.01% to -10.03%
        2012                              189,947  12.40 to 18.68  $3,055,458           1.50%   0.95% to 1.40%   2.52% to 4.55%
        2011                              183,521  12.10 to 17.87  $3,067,936           5.20%   0.95% to 1.40%   5.95% to 7.12%
        2010                               93,668  11.89 to 16.68  $1,489,311           3.73%   0.95% to 1.40%   4.04% to 5.19%
        2009                              105,610  11.43 to 15.86  $1,583,454           2.32%   0.95% to 1.40%   3.83% to 4.98%

   Janus Aspen Series
    Global Technology Portfolio
        2013                                3,839  13.60 to 13.60     $52,223           0.00%   1.00% to 1.50%  33.58% to 33.58%
        2012                                  820  10.18 to 10.18      $8,355           0.00%   1.00% to 1.50%        n/a

    Overseas Portfolio
        2013                                6,185  10.22 to 10.22     $63,189           1.54%   1.00% to 1.50%  12.75% to 12.75%
        2012                                    -       -                  $0           0.00%   1.00% to 1.50%        n/a

    Janus Portfolio
        2013                                1,996  13.26 to 13.26     $26,475           0.53%   1.00% to 1.50%  28.25% to 28.25%
        2012                                    -       -                  $0           0.00%   1.00% to 1.50%        n/a

    Enterprise Services Portfolio
        2013                                8,252  10.89 to 10.89     $89,904           0.06%   1.00% to 1.50%        n/a

    Global Research Portfolio
        2013                                7,610  13.07 to 13.07     $99,475           0.81%   1.00% to 1.50%  26.36% to 26.36%
        2012                                  171  10.35 to 10.35      $1,769           0.84%   1.00% to 1.50%        n/a

    Perkins Mid Cap Value Portfolio
        2013                              141,871  12.42 to 12.42  $1,761,754           1.53%   1.00% to 1.50%  24.12% to 24.12%
        2012                               14,113  10.00 to 10.00    $141,191           0.70%   1.00% to 1.50%        n/a

    Balanced Portfolio
        2013                              121,245  12.25 to 12.25  $1,485,331           1.53%   1.00% to 1.50%  18.20% to 18.20%
        2012                               16,961  10.36 to 10.36    $175,790           3.09%   1.00% to 1.50%        n/a

    Flexible Bond Portfolio
        2013                               55,608  10.26 to 10.26    $570,522           2.36%   1.00% to 1.50%  -1.66% to -1.66%
        2012                               13,865  10.43 to 10.43    $144,655           2.21%   1.00% to 1.50%        n/a

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2013                            3,570,098  10.20 to 16.08  $46,265,894          2.21%   0.85% to 1.50%  -5.62% to -2.89%
        2012                            2,815,503  10.56 to 16.55  $42,212,643          2.65%   0.85% to 1.50%   5.49% to 8.55%
        2011                            2,863,511  12.28 to 15.25  $40,725,603          2.69%   0.85% to 1.45%  -0.25% to 2.63%
        2010                            2,686,254  12.13 to 14.86  $37,862,526          2.73%   0.85% to 1.45%   4.08% to 7.08%
        2009                            2,896,668  11.63 to 13.88  $38,169,100          4.94%   0.85% to 1.45%  9.95% to 12.96%

    Low Duration Portfolio
        2013                            1,160,717  10.14 to 13.26  $13,108,651          1.54%   0.85% to 1.50%  -3.67% to -1.08%
        2012                              946,646  10.30 to 13.40  $10,978,617          2.10%   0.85% to 1.50%   2.09% to 4.85%
        2011                              525,464  10.70 to 12.78  $6,138,598           1.56%   0.85% to 1.45%  -2.46% to 0.16%
        2010                              654,472  10.41 to 12.76  $7,768,442           1.82%   0.85% to 1.45%   1.57% to 4.29%
        2009                            1,060,821  10.25 to 12.24  $12,158,287          1.64%   0.85% to 1.45%  9.31% to 12.25%

    High Yield Portfolio
        2013                              998,411  11.22 to 19.57  $15,287,645          5.12%   0.85% to 1.50%   1.79% to 4.73%
        2012                            1,212,792  10.77 to 18.69  $18,539,028          5.41%   0.85% to 1.50%  9.90% to 13.21%
        2011                            1,667,630  11.20 to 16.51  $22,869,229          6.09%   0.85% to 1.45%  -0.60% to 2.37%
        2010                            1,329,415  11.27 to 16.13  $17,908,306          7.43%   0.85% to 1.45%  10.19% to 13.37%
        2009                            1,258,883  10.28 to 14.22  $15,371,046          7.52%   0.85% to 1.45%  35.04% to 38.94%

    Real Return Portfolio
        2013                              832,720  9.38 to 15.53   $8,873,537           1.95%   0.85% to 1.50%  -12.43% to -10.08%
        2012                              485,704  10.48 to 17.26  $7,041,927           1.04%   0.85% to 1.50%   4.73% to 7.72%
        2011                              480,504  12.20 to 16.03  $6,979,131           2.56%   0.85% to 1.45%  7.57% to 10.61%
        2010                              450,280  11.34 to 14.49  $6,043,790           1.57%   0.85% to 1.45%   4.28% to 7.08%
        2009                              629,988  10.95 to 13.53  $7,976,259           2.81%   0.85% to 1.45%  14.18% to 17.24%

    All Asset Portfolio
        2013                              219,328  10.54 to 14.51  $2,471,218           3.79%   0.85% to 1.50%  -3.33% to -1.28%
        2012                              264,888  10.67 to 14.59  $3,493,802           5.75%   0.85% to 1.50%  10.84% to 13.20%
        2011                              158,271  11.44 to 12.89  $1,927,813           7.07%   0.85% to 1.45%  -1.57% to 0.51%
        2010                              115,843  11.51 to 12.82  $1,404,847           6.74%   0.85% to 1.45%  9.28% to 11.43%
        2009                               80,190  10.71 to 11.50    $893,702           2.25%   0.85% to 1.45%  13.23% to 14.76%

    Global Multi-Asset Portfolio
        2013                               28,971  9.15 to 9.15      $265,184           3.59%   1.00% to 1.50%  -9.14% to -9.14%
        2012                                7,342  10.07 to 10.07     $73,969           3.12%   1.00% to 1.50%        n/a

    Short-Term Portfolio
        2013                            1,255,036  9.97 to 9.97    $12,508,239          0.60%   1.00% to 1.50%  -0.88% to -0.88%
        2012                              108,292  10.06 to 10.06  $1,088,890           0.30%   1.00% to 1.50%        n/a

    Emerging Markets Bond Portfolio
        2013                               32,378  10.17 to 10.17    $329,343           5.73%   1.00% to 1.50%  -8.29% to -8.29%
        2012                               22,876  11.09 to 11.09    $253,713           2.53%   1.00% to 1.50%        n/a

    Global (Unhedged) Bond Portfolio
        2013                               16,789  9.46 to 9.46      $158,754           0.77%   1.00% to 1.50%  -9.80% to -9.80%
        2012                               17,548  10.48 to 10.48    $183,949           0.63%   1.00% to 1.50%        n/a

    Commodity Real Return Strategy Portfolio
        2013                              283,823  8.05 to 8.05    $2,284,093           0.97%   1.00% to 1.50%  -15.86% to -15.86%
        2012                               23,478  9.56 to 9.56      $224,551           1.63%   1.00% to 1.50%        n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2013                              193,993  10.61 to 15.68  $2,813,055           1.06%   0.85% to 1.45%  30.70% to 34.34%
        2012                              178,975  8.12 to 11.67   $1,957,104           1.18%   0.85% to 1.45%  8.71% to 11.76%
        2011                              201,670  7.47 to 10.44   $1,981,673           0.54%   0.85% to 1.45%  -2.98% to -0.27%
        2010                              422,174  7.70 to 10.47   $4,161,507           0.59%   0.85% to 1.45%  25.40% to 28.89%
        2009                              339,009  6.14 to 8.12    $2,650,161           1.12%   0.85% to 1.45%  23.53% to 26.47%

    Large Cap Value Fund
        2013                               25,058  13.57 to 15.24    $365,530           0.50%   0.95% to 1.40%  30.59% to 31.97%
        2012                              104,226  10.39 to 11.54  $1,147,487           0.36%   0.95% to 1.40%  16.52% to 18.00%
        2011                              136,719  8.90 to 9.78    $1,282,843           0.38%   0.95% to 1.40%  -8.89% to -7.93%
        2010                               27,903  9.77 to 10.63     $290,585           0.66%   0.95% to 1.40%  9.00% to 10.15%
        2009                               40,242  8.96 to 9.65      $382,326           1.66%   0.95% to 1.40%  15.98% to 17.20%

    Mid Cap Value Fund
        2013                              337,557  14.99 to 19.46  $6,286,771           0.82%   0.95% to 1.40%  28.65% to 31.64%
        2012                              410,164  11.61 to 14.78  $5,818,233           1.23%   0.95% to 1.40%  14.66% to 17.34%
        2011                              418,674  10.09 to 12.60  $5,092,088           0.81%   0.95% to 1.40%  -9.37% to -7.26%
        2010                              410,725  11.09 to 13.58  $5,402,048           0.78%   0.95% to 1.40%  21.07% to 23.82%
        2009                              285,700  9.21 to 10.97   $3,038,668           2.02%   0.95% to 1.40%  28.96% to 31.89%

   Neuberger Berman Advisors Management Trust
    SmallCap Growth Portfolio
        2013                               39,226  11.85 to 14.10    $532,186           0.00%   0.95% to 1.40%  41.67% to 44.46%
        2012                               37,028  8.36 to 9.76      $349,405           0.00%   0.95% to 1.40%   5.70% to 7.79%
        2011                               54,815  7.91 to 9.05      $480,184           0.00%   0.95% to 1.40%  -3.21% to -1.99%
        2010                              218,952  8.57 to 9.24    $1,965,677           0.00%   0.95% to 1.40%  17.19% to 18.48%
        2009                               63,556  7.38 to 7.80      $487,815           0.00%   0.95% to 1.40%  20.68% to 21.59%

    Mid-Cap Growth Portfolio
        2013                               26,478  18.78 to 21.02    $535,107           0.00%   0.95% to 1.40%  29.41% to 31.04%
        2012                               38,952  12.96 to 16.04    $587,113           0.00%   0.95% to 1.40%  8.88% to 11.04%
        2011                               35,758  11.90 to 14.45    $494,753           0.00%   0.95% to 1.40%  -2.11% to -0.69%
        2010                              135,682  13.33 to 14.55  $1,906,291           0.00%   0.95% to 1.40%  25.70% to 27.53%
        2009                               51,687  10.61 to 11.41    $580,166           0.00%   0.95% to 1.40%  28.23% to 30.10%

    AMT Mid Cap Intrinsic Value Portfolio
        2013                               12,766  15.48 to 17.72    $212,801           1.52%   0.95% to 1.40%  33.74% to 35.76%
        2012                                7,225  11.58 to 13.05     $91,774           0.66%   0.95% to 1.40%  12.72% to 14.43%
        2011                                8,067  9.29 to 11.41      $90,083           0.28%   0.95% to 1.40%  -8.76% to -7.38%
        2010                               31,974  11.24 to 12.32    $346,183           0.40%   0.95% to 1.40%  23.13% to 24.99%
        2009                               13,231  9.14 to 9.85      $126,506           5.44%   0.95% to 1.40%  43.59% to 45.17%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
        2013                              142,348  13.18 to 15.49  $2,060,846           1.10%   0.85% to 1.45%  16.67% to 18.85%
        2012                              141,649  11.19 to 12.78  $1,728,449           2.06%   0.85% to 1.45%   6.17% to 8.33%
        2011                              140,336  10.54 to 11.97  $1,591,230           1.63%   0.85% to 1.45%   4.85% to 7.23%
        2010                              157,637  10.05 to 11.16  $1,686,774           0.23%   0.85% to 1.45%  11.42% to 13.45%
        2009                               11,367  9.08 to 9.84      $105,247           0.93%   0.85% to 1.45%  17.91% to 19.63%

    International Value Portfolio
        2013                               38,943  8.08 to 9.35      $339,281           1.98%   0.85% to 1.45%  18.65% to 20.68%
        2012                               14,703  6.78 to 7.75      $108,277           2.90%   0.85% to 1.45%  8.37% to 10.57%
        2011                               13,461  6.26 to 7.01       $89,631           1.89%   0.85% to 1.45%  -21.67% to -20.29%
        2010                               14,630  7.99 to 8.67      $122,768           1.18%   0.85% to 1.45%   0.79% to 2.26%
        2009                               11,853  7.99 to 8.64       $98,657           2.02%   0.85% to 1.45%  26.41% to 28.20%

    Socially Responsible Growth Fund
        2013                                3,167  14.06 to 15.18     $47,064           0.93%   0.85% to 1.45%        n/a
        2012                                2,822  10.77 to 11.52     $31,816           3.63%   0.85% to 1.45%        n/a
        2011                                    -       -                  $0           0.00%   0.85% to 1.45%        n/a
        2010                                    -       -                  $0           0.00%   0.85% to 1.45%        n/a
        2009                                    -       -                  $0           0.00%   0.85% to 1.45%        n/a

   Direxion Insurance Trust
    HY Bond Fund
        2013                                9,104  9.79 to 10.98      $94,640           2.08%   0.85% to 1.45%   0.82% to 2.35%
        2012                               10,685  9.71 to 10.73     $108,465           5.75%   0.85% to 1.45%   5.99% to 7.07%
        2011                               16,687  9.25 to 9.79      $163,169           5.29%   0.85% to 1.45%   1.95% to 2.97%
        2010                               17,425  9.07 to 9.51      $161,172           7.44%   0.85% to 1.45%   1.03% to 2.05%
        2009                                5,311  8.95 to 9.31       $48,543           2.04%   0.85% to 1.45%   7.10% to 7.75%

   Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio
        2013                              140,586  12.32 to 14.42  $1,843,464           0.95%   0.85% to 1.45%  29.43% to 31.91%
        2012                               80,962  9.56 to 10.85     $809,213           1.39%   0.85% to 1.45%  10.62% to 12.75%
        2011                               75,445  8.61 to 9.62      $679,334           1.59%   0.85% to 1.45%  -5.43% to -3.62%
        2010                               34,999  9.09 to 9.98      $329,578           0.08%   0.85% to 1.45%  8.55% to 10.63%
        2009                               22,875  8.42 to 9.02      $195,824           2.01%   0.85% to 1.45%  20.08% to 21.47%

    Value Opportunities Fund
        2013                               16,470  9.57 to 10.66     $165,465           1.07%   0.85% to 1.45%  28.88% to 30.50%
        2012                               23,733  7.51 to 8.36      $184,520           0.85%   0.85% to 1.45%  13.76% to 15.20%
        2011                               11,965  6.60 to 7.09       $81,720           0.49%   0.85% to 1.45%  -6.57% to -5.40%
        2010                               19,681  7.07 to 7.60      $143,020           0.31%   0.85% to 1.45%   3.53% to 5.04%
        2009                               24,083  6.77 to 7.25      $169,843           2.07%   0.85% to 1.45%  42.51% to 44.89%

   Morgan Stanley Universal Institutional Funds
    Emerging Markets Debt Portfolio
        2013                               36,055  12.28 to 14.49    $479,056           5.52%   0.85% to 1.45%  -11.94% to -10.02%
        2012                               26,272  13.81 to 16.10    $398,540           2.49%   0.85% to 1.45%  13.63% to 16.23%
        2011                               19,367  12.19 to 13.85    $251,047           2.79%   0.85% to 1.45%   3.06% to 5.40%
        2010                               27,339  11.83 to 13.14    $340,567           2.30%   0.85% to 1.45%   6.13% to 8.22%
        2009                               14,068  11.31 to 12.15    $164,309          10.64%   0.85% to 1.45%  27.35% to 27.54%

    Emerging Markets Equity Portfolio
        2013                               81,342  10.16 to 12.08    $921,210           0.64%   0.85% to 1.45%  -4.55% to -2.38%
        2012                               64,920  10.65 to 12.37    $756,994           0.00%   0.85% to 1.45%  15.70% to 18.17%
        2011                               42,646  9.23 to 10.40     $418,758           0.09%   0.85% to 1.45%  -21.05% to -19.37%
        2010                              129,035  11.53 to 12.96  $1,581,054           0.21%   0.85% to 1.45%  14.75% to 17.41%
        2009                              224,025  10.13 to 11.04  $2,354,465           0.00%   0.85% to 1.45%  64.60% to 67.50%

    Mid Cap Growth Portfolio
        2013                               15,848  14.17 to 17.03    $244,990           0.21%   0.85% to 1.45%  32.49% to 34.90%
        2012                               21,770  10.69 to 12.47    $249,920           0.00%   0.85% to 1.45%   4.53% to 6.97%
        2011                               35,322  10.23 to 11.65    $386,996           0.24%   0.85% to 1.45%  -10.54% to -8.46%
        2010                               57,071  11.43 to 12.73    $688,148           0.00%   0.85% to 1.45%  27.47% to 30.43%
        2009                               28,965  8.97 to 9.76      $268,742           0.00%   0.85% to 1.45%  52.26% to 54.10%

    U.S. Mid Cap Value Portfolio
        2013                               36,186  14.06 to 16.90    $565,215           0.73%   0.85% to 1.45%  29.07% to 31.61%
        2012                               19,025  10.89 to 12.70    $223,391           0.60%   0.85% to 1.45%  12.80% to 15.44%
        2011                               10,725  9.66 to 11.00     $109,267           0.43%   0.85% to 1.45%  -2.83% to -0.92%
        2010                               15,347  9.94 to 10.89     $157,983           0.99%   0.85% to 1.45%  17.75% to 19.58%
        2009                               12,453  8.44 to 9.02      $108,022           0.00%   0.85% to 1.45%  34.71% to 35.25%

    U.S. Real Estate Portfolio
        2013                               27,129  10.11 to 11.93    $298,857           0.67%   0.85% to 1.45%  -1.80% to 0.34%
        2012                               37,670  10.19 to 11.89    $417,203           0.57%   0.85% to 1.45%  11.85% to 14.01%
        2011                               20,353  9.28 to 10.43     $201,715           0.58%   0.85% to 1.45%   2.24% to 4.20%
        2010                               23,010  9.07 to 10.01     $222,824           0.73%   0.85% to 1.45%  25.33% to 26.78%
        2009                                2,210  7.31 to 7.66       $16,730           2.12%   0.85% to 1.45%  24.32% to 25.95%

   Northern Lights Variable Trust
    Adaptive Allocation Portfolio
        2013                            1,785,402  8.33 to 9.77    $16,817,766          0.10%   0.85% to 1.45%   1.76% to 4.23%
        2012                            2,398,150  8.19 to 9.37    $21,620,926          0.57%   0.85% to 1.45%  -10.33% to -8.14%
        2011                            3,696,604  9.13 to 10.20   $36,214,488          0.00%   0.85% to 1.45%  -7.16% to -4.91%
        2010                            2,346,071  9.83 to 10.73   $24,764,596          0.00%   0.85% to 1.45%  13.32% to 15.66%
        2009                            1,616,425  8.79 to 9.27    $14,988,870          0.00%   0.85% to 1.45%  19.06% to 19.17%

    Power Income Fund
        2013                              139,795  10.28 to 10.28  $1,436,437           0.81%   1.00% to 1.50%   3.20% to 3.20%
        2012                               11,077  9.96 to 9.96      $110,289           0.00%   1.00% to 1.50%        n/a

   AllianceBernstein Variable Products Series
    Real Estate Investment Portfolio
        2013                               33,865  10.67 to 10.67    $361,203           1.34%   1.00% to 1.50%   2.58% to 2.58%
        2012                                2,291  10.40 to 10.40     $23,822           0.00%   1.00% to 1.50%        n/a

    Dynamic Asset Allocation Portfolio
        2013                               26,976  11.22 to 11.22    $302,665           0.36%   1.00% to 1.50%  10.43% to 10.43%
        2012                                  633  10.16 to 10.16      $6,427           0.00%   1.00% to 1.50%        n/a

    Small Cap Growth Portfolio
        2013                                1,850  14.05 to 14.05     $26,002           0.00%   1.00% to 1.50%  43.39% to 43.39%
        2012                                    -       -                  $0           0.00%   1.00% to 1.50%        n/a

    Small Mid Cap Value Portfolio
        2013                               52,143  14.29 to 14.29    $745,094           0.46%   1.00% to 1.50%  35.79% to 35.79%
        2012                                  920  10.52 to 10.52      $9,679           0.00%   1.00% to 1.50%        n/a

   BlackRock Variable Series Fund, Inc.
    Basic Value Fund
        2013                               31,473  13.83 to 13.83    $435,353           1.78%   1.00% to 1.50%  35.80% to 35.80%
        2012                                6,208  10.19 to 10.19     $63,230           3.05%   1.00% to 1.50%        n/a

    Capital Appreciation Fund
        2013                                8,852  13.26 to 13.26    $117,382           0.00%   1.00% to 1.50%  31.61% to 31.61%
        2012                                  893  10.08 to 10.08      $8,998           1.24%   1.00% to 1.50%        n/a

    Equity Dividend Fund
        2013                              140,755  12.78 to 12.78  $1,799,001           1.72%   1.00% to 1.50%  22.46% to 22.46%
        2012                               20,359  10.44 to 10.44    $212,494           2.33%   1.00% to 1.50%        n/a

    Global Allocation Fund
        2013                              293,843  11.36 to 11.36  $3,337,327           1.74%   1.00% to 1.50%  12.88% to 12.88%
        2012                               48,785  10.06 to 10.06    $490,850           2.91%   1.00% to 1.50%        n/a

    Large Cap Core Fund
        2013                               10,377  13.07 to 13.07    $135,585           1.24%   1.00% to 1.50%  31.42% to 31.42%
        2012                                1,150  9.94 to 9.94       $11,429           2.40%   1.00% to 1.50%        n/a

    Large Cap Growth Fund
        2013                                8,442  13.17 to 13.17    $111,185           0.87%   1.00% to 1.50%  31.79% to 31.79%
        2012                                  618  9.99 to 9.99        $6,179           2.39%   1.00% to 1.50%        n/a

   Columbia Variable Portfolio
    Contrarian Core 2 Portfolio
        2013                                2,176  10.86 to 10.86     $23,627           0.00%   1.00% to 1.50%        n/a

    Dividend Opportunity Portfolio
        2013                                8,026  10.55 to 10.55     $84,714           0.00%   1.00% to 1.50%        n/a

    Emerging Markets Bond Portfolio
        2013                               60,302  9.92 to 9.92      $598,086           3.52%   1.00% to 1.50%        n/a

    High Yield Portfolio
        2013                                5,517  10.23 to 10.23     $56,452           0.00%   1.00% to 1.50%        n/a

   DWS Variable Insurance Portfolios
    Equity 500 Index Portfolio
        2013                               28,042  12.84 to 12.84    $360,194           0.16%   1.00% to 1.50%  29.91% to 29.91%
        2012                                   46  9.89 to 9.89          $458           0.00%   1.00% to 1.50%        n/a

    Small Cap Index Portfolio
        2013                               27,096  13.79 to 13.79    $373,738           0.08%   1.00% to 1.50%  36.45% to 36.45%
        2012                                    -       -                  $0           0.00%   1.00% to 1.50%        n/a

    Alternative Asset Allocation Portfolio
        2013                               33,637  10.21 to 10.21    $343,595           0.87%   1.00% to 1.50%  -0.60% to -0.60%
        2012                                5,702  10.28 to 10.28     $58,597           1.39%   1.00% to 1.50%        n/a

    Global Small Cap Growth Portfolio
        2013                               12,799  13.50 to 13.50    $172,737           0.09%   1.00% to 1.50%  33.85% to 33.85%
        2012                                1,167  10.08 to 10.08     $11,770           0.00%   1.00% to 1.50%        n/a

    Small Mid Cap Value Portfolio
        2013                               22,062  13.34 to 13.34    $294,204           0.21%   1.00% to 1.50%  32.89% to 32.89%
        2012                                3,134  10.03 to 10.03     $31,445           0.00%   1.00% to 1.50%        n/a

    Large Cap Value Portfolio
        2013                                4,779  12.96 to 12.96     $61,932           0.00%   1.00% to 1.50%  28.79% to 28.79%
        2012                                    -       -                  $0           0.00%   1.00% to 1.50%        n/a

   Eaton Vance Variable Trust
    Floating Rate Income Portfolio
        2013                              555,550  10.63 to 10.63  $5,904,828           3.06%   1.00% to 1.50%   2.46% to 2.46%
        2012                               56,258  10.37 to 10.37    $583,623           2.04%   1.00% to 1.50%        n/a

    Large-Cap Value Portfolio
        2013                               11,379  13.43 to 13.43    $152,860           1.46%   1.00% to 1.50%  27.02% to 27.02%
        2012                                1,954  10.58 to 10.58     $20,662           2.75%   1.00% to 1.50%        n/a

   First Investors Life Series
    Total Return Portfolio
        2013                                    -  10.49 to 10.49          $0           0.00%   1.00% to 1.50%        n/a

    International Portfolio
        2013                                  881  10.12 to 10.12      $8,908           0.00%   1.00% to 1.50%        n/a

   Franklin Templeton Variable Insurance Products Trust
    Mutual International Securities Fund
        2013                                    -  10.46 to 10.46          $0           0.00%   1.00% to 1.50%        n/a
        2012                                    -       -                  $0           0.00%   1.00% to 1.50%        n/a

    Mutual Shares Securities Fund
        2013                              269,574  13.31 to 13.31  $3,587,105           3.47%   1.00% to 1.50%  26.54% to 26.54%
        2012                               33,021  10.52 to 10.52    $347,234           0.58%   1.00% to 1.50%        n/a

    Income Securities Fund
        2013                              424,554  11.40 to 11.40  $4,840,030           3.34%   1.00% to 1.50%  12.41% to 12.41%
        2012                                7,153  10.14 to 10.14     $72,542           0.00%   1.00% to 1.50%        n/a

    Global Bond Securities Fund
        2013                              599,147  10.69 to 10.69  $6,403,753           4.19%   1.00% to 1.50%   0.27% to 0.27%
        2012                               75,043  10.66 to 10.66    $799,942           1.38%   1.00% to 1.50%        n/a

    Foreign Securities Fund
        2013                              544,396  12.78 to 12.78  $6,956,189           1.72%   1.00% to 1.50%  21.32% to 21.32%
        2012                               39,634  10.53 to 10.53    $417,437           0.07%   1.00% to 1.50%        n/a

    Developing Markets Securities Fund
        2013                              275,686  9.65 to 9.65    $2,661,731           1.66%   1.00% to 1.50%  -2.25% to -2.25%
        2012                               22,057  9.88 to 9.88      $217,859           0.26%   1.00% to 1.50%        n/a

    Mutual Global Discovery Securities Fund
        2013                               98,989  12.70 to 12.70  $1,257,082           1.85%   1.00% to 1.50%  25.90% to 25.90%
        2012                                  200  10.09 to 10.09      $2,017           0.00%   1.00% to 1.50%        n/a

    Rising Dividends Securities Fund
        2013                              305,456  13.54 to 13.54  $4,134,779           1.27%   1.00% to 1.50%  27.95% to 27.95%
        2012                               57,950  10.58 to 10.58    $613,082           0.38%   1.00% to 1.50%        n/a

   Ivy Funds Variable Insurance Portfolios
    Asset Strategy Portfolio
        2013                              307,235  12.80 to 12.80  $3,932,684           0.72%   1.00% to 1.50%  23.45% to 23.45%
        2012                               54,098  10.37 to 10.37    $560,908           0.12%   1.00% to 1.50%        n/a

    Balanced Portfolio
        2013                              153,800  12.14 to 12.14  $1,866,778           0.98%   1.00% to 1.50%  22.04% to 22.04%
        2012                                    -       -                  $0           0.00%   1.00% to 1.50%        n/a

    Dividend Opportunities Portfolio
        2013                               19,618  13.14 to 13.14    $257,714           1.15%   1.00% to 1.50%  27.88% to 27.88%
        2012                                2,145  10.27 to 10.27     $22,037           0.43%   1.00% to 1.50%        n/a

    Energy Portfolio
        2013                               37,999  11.24 to 11.24    $427,013           0.00%   1.00% to 1.50%  26.04% to 26.04%
        2012                                  465  8.92 to 8.92        $4,148           0.00%   1.00% to 1.50%        n/a

    Global Bond Portfolio
        2013                               11,043  10.10 to 10.10    $111,585           0.00%   1.00% to 1.50%  0.38% to 0.38%
        2012                                  467  10.07 to 10.07      $4,705           5.05%   1.00% to 1.50%        n/a

    Global Natural Resources Portfolio
        2013                               13,204  9.43 to 9.43      $124,532           0.00%   1.00% to 1.50%  6.36% to 6.36%
        2012                                8,148  8.87 to 8.87       $72,254           0.00%   1.00% to 1.50%        n/a

    Growth Portfolio
        2013                               15,913  13.74 to 13.74    $218,591           0.23%   1.00% to 1.50%  34.63% to 34.63%
        2012                                2,362  10.20 to 10.20     $24,101           0.00%   1.00% to 1.50%        n/a

    High Income Portfolio
        2013                              140,115  10.38 to 10.38  $1,453,880           0.00%   1.00% to 1.50%        n/a

    International Core Equity Portfolio
        2013                               71,087  12.39 to 12.39    $880,584           0.95%   1.00% to 1.50%  23.24% to 23.24%
        2012                                6,480  10.05 to 10.05     $65,133           0.00%   1.00% to 1.50%        n/a

    International Growth Portfolio
        2013                                7,989  12.39 to 12.39     $99,007           0.31%   1.00% to 1.50%  17.63% to 17.63%
        2012                                1,806  10.54 to 10.54     $19,025           2.00%   1.00% to 1.50%        n/a

    Mid Cap Growth Portfolio
        2013                               51,963  12.87 to 12.87    $668,514           0.00%   1.00% to 1.50%  28.20% to 28.20%
        2012                                5,089  10.04 to 10.04     $51,067           0.00%   1.00% to 1.50%        n/a

    Science and Technology Portfolio
        2013                               83,885  16.68 to 16.68  $1,399,415           0.00%   1.00% to 1.50%  54.29% to 54.29%
        2012                                4,165  10.81 to 10.81     $45,034           0.00%   1.00% to 1.50%        n/a

    Small Cap Growth Portfolio
        2013                               41,970  12.74 to 12.74    $534,879           0.00%   1.00% to 1.50%  41.44% to 41.44%
        2012                                2,004  9.01 to 9.01       $18,056           0.00%   1.00% to 1.50%        n/a

    Small Cap Value Portfolio
        2013                              100,624  13.87 to 13.87  $1,395,448           0.46%   1.00% to 1.50%  31.74% to 31.74%
        2012                                7,430  10.53 to 10.53     $78,216           0.02%   1.00% to 1.50%        n/a

   Lazard Retirement Series, Inc.
    International Equity Portfolio
        2013                                1,361  12.52 to 12.52     $17,043           1.79%   1.00% to 1.50%  19.14% to 19.14%
        2012                                    -       -                  $0           0.00%   1.00% to 1.50%        n/a

    Multi Asset Targeted Volatility Portfolio
        2013                                2,452  11.81 to 11.81     $28,956           0.58%   1.00% to 1.50%  17.89% to 17.89%
        2012                                    -       -                  $0           0.00%   1.00% to 1.50%        n/a

   Legg Mason Partners Variable Equity Trust
    Western Asset Variable Global High Yield Bond Portfolio
        2013                               46,838  11.49 to 11.49    $538,382           8.59%   1.00% to 1.50%  4.64% to 4.64%
        2012                               14,230  10.99 to 10.99    $156,322          11.74%   1.00% to 1.50%        n/a

    ClearBridge Variable Mid Cap Core Portfolio
        2013                                9,738  13.90 to 13.90    $135,355           0.01%   1.00% to 1.50%  35.22% to 35.22%
        2012                                  246  10.28 to 10.28      $2,528           1.32%   1.00% to 1.50%        n/a

    ClearBridge Variable Equity Income Builder Portfolio
        2013                                8,963  12.34 to 12.34    $110,597           2.76%   1.00% to 1.50%  24.00% to 24.00%
        2012                                    -       -                  $0           0.00%   1.00% to 1.50%        n/a

    ClearBridge Variable Small Cap Growth Portfolio
        2013                               20,083  14.40 to 14.40    $289,203           0.03%   1.00% to 1.50%  44.65% to 45.65%
        2012                                    -       -                  $0           0.00%   1.00% to 1.50%        n/a

   Legg Mason Partners Variable Income Trust
    Dynamic Multi Strategy VIT Portfolio
        2013                                1,977  11.74 to 11.74     $23,207           1.50%   1.00% to 1.50%  16.54% to 16.54%
        2012                                    -       -                  $0           0.00%   1.00% to 1.50%        n/a

   Pioneer Variable Contracts Trust
    Fund Portfolio
        2013                               10,659  13.16 to 13.16    $140,222           1.32%   1.00% to 1.50%  31.20% to 31.20%
        2012                                2,077  10.03 to 10.03     $20,821           0.91%   1.00% to 1.50%        n/a

    Bond Portfolio
        2013                              341,185  10.44 to 10.44  $3,560,015           4.05%   1.00% to 1.50%  -0.52% to -0.52%
        2012                               42,469  10.49 to 10.49    $445,453           2.16%   1.00% to 1.50%        n/a

    Strategic Income Portfolio
        2013                              180,892  10.54 to 10.54  $1,905,709           4.59%   1.00% to 1.50%  -0.43% to -0.43%
        2012                               72,378  10.58 to 10.58    $765,822           2.78%   1.00% to 1.50%        n/a

    Equity Income Portfolio
        2013                               37,609  13.04 to 13.04    $490,401           2.40%   1.00% to 1.50%  27.11% to 27.11%
        2012                                7,557  10.26 to 10.26     $77,522           4.48%   1.00% to 1.50%        n/a

    High Yield Portfolio
        2013                              300,929  11.72 to 11.72  $3,526,509           2.63%   1.00% to 1.50%  10.31% to 10.31%
        2012                               58,340  10.63 to 10.63    $619,784           3.00%   1.00% to 1.50%        n/a

   Prudential Series Funds
    Jennison 20/20 Focus Portfolio
        2013                               18,275  12.36 to 12.36    $225,852           0.00%   1.00% to 1.50%  27.62% to 27.62%
        2012                                1,589  9.68 to 9.68       $15,385           0.00%   1.00% to 1.50%        n/a

    Natural Resources Portfolio
        2013                               14,689  9.07 to 9.07      $133,287           0.00%   1.00% to 1.50%  8.29% to 8.29%
        2012                                5,000  8.38 to 8.38       $41,898           0.00%   1.00% to 1.50%        n/a

    SP Prudential US Emerging Growth Portfolio
        2013                               23,220  12.91 to 12.91    $299,726           0.00%   1.00% to 1.50%  26.12% to 26.12%
        2012                                4,284  10.23 to 10.23     $43,842           0.00%   1.00% to 1.50%        n/a

   Royce Capital Fund
    Micro-Cap Portfolio
        2013                               15,757  11.09 to 11.09    $174,776           0.45%   1.00% to 1.50%  19.04% to 19.04%
        2012                                5,349  9.32 to 9.32       $49,846           0.00%   1.00% to 1.50%        n/a

    Small Cap Portfolio
        2013                              117,407  13.49 to 13.49  $1,583,322           1.58%   1.00% to 1.50%  32.64% to 32.64%
        2012                               10,721  10.17 to 10.17    $109,009           0.05%   1.00% to 1.50%        n/a

          *    The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

          **   The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

          ***  The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the
               percentage change from inception to the end of the period.

        Revision of 2012 Financial Statements
        During 2013, a classification error was discovered between dividend income and capital gain distributions presented within the 2012
        Statement of Operations for a select number of subaccounts resulting in an error in the investment income ratios for these same subaccounts presented within the 2012 financial highlights. The investment income ratio presented in the prior period for the affected subaccounts incorporated capital gain distributions as the numerator of the ratio rather than dividends. There was no impact to net assets, net investment income (loss), or the net increase (decrease) in net assets resulting from operations.

        The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.

        Management evaluated the impact of this error on the 2012 financial statements and determined that such amounts were not materially misstated. However, as 2012 investment income ratios are presented herein, management elected to revise the 2012 investment income ratios as presented herein. The amounts presented above have been corrected to reflect the impact of the error. The table below depicts the impacted
        Funds investment ratios as presented within the 2012 financial statements.

                                                            Investment Income Ratio
                         Impacted Funds                         2012 Reported
Fidelity Variable Insurance Products
    High Income Portfolio                                           5.48%
    Mid Cap Portfolio                                               0.61%
    Contrafund Portfolio                                            1.23%
    Value Strategies Portfolio                                      0.40%
    Strategic Income Portfolio                                      1.72%
    Emerging Markets Portfolio                                      0.22%
    Real Estate Portfolio                                           3.26%
    Funds Manager 50% Portfolio                                     0.52%
    Money Market Portfolio Service Class 2                          0.00%
American Century Variable
 Portfolios, Inc.
    Inflation Protection Fund                                       2.33%
MFS Variable Insurance Trust
    International Value Portfolio                                   0.00%
    Utilities Portfolio                                             0.00%
    New Discovery Series Portfolio Service Class                    3.33%
Lord Abbett Series Fund, Inc.
    Bond-Debenture Portfolio                                        2.29%
Alger Fund
    Capital Appreciation Portfolio Class S                          0.07%
Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio                                        0.11%
    Equity Portfolio                                                0.10%
Rydex Variable Trust
    S&P 500 Pure Growth Fund                                        1.01%
    S&P 500 MidCap 400 Pure Growth Fund                             35.07%
Guggenheim Variable Trust
    Multi-Hedge Strategies Fund                                     0.00%
Janus Aspen Series
    Worldwide Portfolio                                             0.00%
    Perkins Mid Cap Value Portfolio                                 0.13%
    Balanced Portfolio                                              4.48%
    Flexible Bond Portfolio                                         0.22%
PIMCO Variable Insurance Trust
    Total Return Portfolio                                          2.70%
    Low Duration Portfolio                                          1.97%
    High Yield Portfolio                                            5.40%
    Real Return Portfolio                                           1.77%
    All Asset Portfolio                                             5.38%
    Global Multi-Asset Portfolio                                    0.72%
    Short-Term Portfolio                                            0.36%
    Emerging Markets Bond Portfolio                                 0.00%
    Global (Unhedged) Bond Portfolio                                11.47%
    Commodity Real Return Strategy Portfolio                        6.01%
BlackRock Variable Series Fund, Inc.
    Basic Value Fund                                                0.00%
    Capital Appreciation Fund                                       2.45%
    Equity Dividend Fund                                            0.16%
    Global Allocation Fund                                          0.64%
    Large Cap Core Fund                                             0.00%
    Large Cap Growth Fund                                           14.71%
DWS Variable Insurance Portfolios
    Alternative Asset Allocation Portfolio                          0.35%
Eaton Vance Variable Trust
    Floating Rate Income Portfolio                                  0.00%
    Large-Cap Value Portfolio                                       0.00%
Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund                                   0.00%
    Global Bond Securities Fund                                     0.03%
    Foreign Securities Fund                                         0.00%
    Developing Markets Securities Fund                              0.00%
    Rising Dividends Securities Fund                                0.00%
Ivy Funds Variable Insurance Portfolios
    Asset Strategy Portfolio                                        0.00%
    Dividend Opportunites Portfolio                                 0.00%
    Global Bond Portfolio                                           0.18%
    Global Natural Resources Portfolio                              0.18%
    International Growth Portfolio                                  6.55%
    Mid Cap Growth Portfolio                                        1.69%
    Science and Technology Portfolio                                6.62%
    Small Cap Growth Portfolio                                      0.60%
    Small Cap Value Portfolio                                       0.25%
Legg Mason Partners Variable Equity Trust
    Western Asset Variable Global High Yield
    Bond Portfolio                                                  0.00%
    ClearBridge Variable Mid Cap Core Portfolio                     3.70%
Pioneer Variable Contracts Trust
    Fund Portfolio                                                  0.00%
    Bond Portfolio                                                  0.55%
    Strategic Income Portfolio                                      0.08%
    Equity Income Portfolio                                         0.00%
    High Yield Portfolio                                            0.00%
Prudential Series Funds
    Jennison 20/20 Focus Portfolio                                  0.44%
Royce Capital Fund
    Micro-Cap Portfolio                                             4.30%
    Small Cap Portfolio                                             4.08%

        The following table summarizes the impact of the 2012 classification error between dividend income and capital gain distributions had the error been corrected.

                                                              2012                      2012
                                                        Reclassification          Reclassification
                                                           to Dividend            to Capital Gain
                                                             Income                 Distributions
                            Funds
Fidelity Variable Insurance Products
    High Income Portfolio                                    10,308                    (10,308)
    Mid Cap Portfolio                                        (7,787)                     7,787
    Contrafund Portfolio                                      1,946                     (1,946)
    Value Strategies Portfolio                                  199                       (199)
    Strategic Income Portfolio                                8,919                     (8,919)
    Emerging Markets Portfolio                                   42                        (42)
    Real Estate Portfolio                                    (2,576)                     2,576
    Funds Manager 50% Portfolio                                 214                       (214)
    Money Market Portfolio Service Class 2                       36                        (36)
American Century Variable
 Portfolios, Inc.
    Inflation Protection Fund                                   592                       (592)
MFS Variable Insurance Trust
    International Value Portfolio                               847                       (847)
    Utilities Portfolio                                       1,282                     (1,282)
    New Discovery Series Portfolio Service Class               (106)                       106
Lord Abbett Series Fund, Inc.
    Bond-Debenture Portfolio                                    884                       (884)
Alger Fund
    Capital Appreciation Portfolio Class S                    1,502                     (1,502)
Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio                                   (870)                       870
    Equity Portfolio                                            (15)                        15
Rydex Variable Trust
    S&P 500 Pure Growth Fund                                     (5)                         5
    S&P 500 MidCap 400 Pure Growth Fund                      (2,477)                     2,477
Guggenheim Variable Trust
    Multi-Hedge Strategies Fund                                 268                       (268)
Janus Aspen Series
    Worldwide Portfolio                                           7                         (7)
    Perkins Mid Cap Value Portfolio                             402                       (402)
    Balanced Portfolio                                       (1,221)                     1,221
    Flexible Bond Portfolio                                   1,445                     (1,445)
PIMCO Variable Insurance Trust
    Total Return Portfolio                                  (21,674)                    21,674
    Low Duration Portfolio                                   11,307                    (11,307)
    High Yield Portfolio                                      3,209                     (3,209)
    Real Return Portfolio                                   (50,905)                    50,905
    All Asset Portfolio                                       9,878                     (9,878)
    Global Multi-Asset Portfolio                                887                       (887)
    Short-Term Portfolio                                       (326)                       326
    Emerging Markets Bond Portfolio                           3,211                     (3,211)
    Global (Unhedged) Bond Portfolio                         (9,973)                     9,973
    Commodity Real Return Strategy Portfolio                 (4,923)                     4,923
BlackRock Variable Series Fund, Inc.
    Basic Value Fund                                            965                       (965)
    Capital Appreciation Fund                                   (54)                        54
    Equity Dividend Fund                                      2,305                     (2,305)
    Global Allocation Fund                                    5,560                     (5,560)
    Large Cap Core Fund                                         137                       (137)
    Large Cap Growth Fund                                      (380)                       380
DWS Variable Insurance Portfolios
    Alternative Asset Allocation Portfolio                      304                       (304)
Eaton Vance Variable Trust
    Floating Rate Income Portfolio                            5,942                     (5,942)
    Large-Cap Value Portfolio                                   284                       (284)
Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund                             1,012                     (1,012)
    Global Bond Securities Fund                               5,376                     (5,376)
    Foreign Securities Fund                                     153                       (153)
    Developing Markets Securities Fund                          286                       (286)
    Rising Dividends Securities Fund                          1,172                     (1,172)
Ivy Funds Variable Insurance Portfolios
    Asset Strategy Portfolio                                    350                       (350)
    Dividend Opportunites Portfolio                              48                        (48)
    Global Bond Portfolio                                       115                       (115)
    Global Natural Resources Portfolio                          (65)                        65
    International Growth Portfolio                             (432)                       432
    Mid Cap Growth Portfolio                                   (432)                       432
    Science and Technology Portfolio                         (1,490)                     1,490
    Small Cap Growth Portfolio                                  (55)                        55
    Small Cap Value Portfolio                                   (91)                        91
Legg Mason Partners Variable Equity Trust
    Western Asset Variable Global High Yield
    Bond Portfolio                                            9,180                     (9,180)
    ClearBridge Variable Mid Cap Core Portfolio                 (30)                        30
Pioneer Variable Contracts Trust
    Fund Portfolio                                               95                        (95)
    Bond Portfolio                                            3,567                     (3,567)
    Strategic Income Portfolio                               10,344                    (10,344)
    Equity Income Portfolio                                   1,738                     (1,738)
    High Yield Portfolio                                      9,287                     (9,287)
Prudential Series Funds
    Jennison 20/20 Focus Portfolio                              (34)                        34
Royce Capital Fund
    Micro-Cap Portfolio                                      (1,071)                     1,071
    Small Cap Portfolio                                      (2,198)                     2,198
Part C

OTHER INFORMATION

 Item 24.

(a)  Financial Statements

All required financial statements are included in Part B of the Registration Statement

(b)  Exhibits:

(1)   Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (2)

(2)   Not Applicable

(3)   (a)   Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Financial Network (8)

        (b)  Registered Representative Contract  (8)

(4)  (a)   Form of Flexible Premium Deferred Variable Annuity Contract (8)

        (b)   Optional LiveWell Value Endorsement (14)

(5)  Application for Flexible Premium Deferred Variable Annuity Contract (8)

(6)   (a)  Articles of Incorporation of Midland National Life Insurance Company (2)

        (b)  By-laws of Midland National Life Insurance Company (2)

(7)   Reinsurance Agreement for contracts issued under this Registration Statement. (4)

(8)   (a)       Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (5)

(b)       Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II.  (1)

(c)       Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (6)

(d)       Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III.  (3)

(e)       Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (4)

(f)        Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc.   (7)

(g)       SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation.   (7)

(h)           SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC.  (7)

(i)             Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (7)

(j)            Participation agreement between Midland National Life Insurance Company and BlackRock.  (9)

(k)       Participation agreement between Midland National Life Insurance Company and DWS. (9)

(l)        Participation agreement between Midland National Life Insurance Company and Eaton Vance. (9)

(m)         Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(n)           Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(o)           Participation agreement between Midland National Life Insurance Company and Ivy Funds. (9)

(p)           Participation agreement between Midland National Life Insurance Company and Legg Mason. (9)

(q)           Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (9)

(r)            Participation agreement between Midland National Life Insurance Company and Prudential. (9)

(s)            Participation agreement between Midland National Life Insurance Company and Royce Funds. (9)

(t)            Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (9)

(u)           Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (9)

(v)           Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc.  (9)

(w)          Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)

(x)           Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (9)

(y)           Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (9)

(z)           Participation Agreement between Midland National Life Insurance Company and Alliancebernstein. (10)

(aa)       Amendment to Participation Agreement between Midland National Life Insurance Company and American Century. (10)

(bb)       Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS. (10)

(cc)        Participation Agreement between Midland National Life Insurance Company and Lazard. (10)

(dd)       Participation Agreement between Midland National Life Insurance Company and Lord Abbett. (10)

(ee)        Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (10)

(ff)         Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (10)

(gg)        Amendment to the Participation Agreement between Midland National Life Insurance Company,  American Century Investment Services, Inc. and American Century Investment Management, Inc. (11)

(hh)       Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (11)

(ii)       Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series. (11)

(jj)          Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios and Fred Alger & Company, Incorporated. (12)

(kk)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (12)

(ll)           Amendment to the Participation Agreement between Midland National Life Insurance Company, DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. (12)

(mm)   Amendment to the Participation Agreement between Midland National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. (12)

(nn)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, Lazard Asset Management Securities LLC and Lazard Retirement Series, LLC. (12)

(oo)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg  Mason  Partners  Variable  Equity  Trust,  Legg Mason Partners  Variable  Income  Trust,  Legg  Mason Investor Services,  LLC  and  Legg  Mason Partners Fund  Advisor,  LLC. (12)

(pp)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Lord Abbett Series Fund, Inc.  and Lord Abbett Distributor LLC. (12)

(qq)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Northern Lights Variable Trust and Northern Lights Distributors, LLC. (12)

(rr)          Amendment to the Participation Agreement between Midland National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (12)

(ss)         Amendment to the Participation Agreement between Midland National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributors, Inc. (12)

(tt)          Amendment to the Participation Agreement between Midland National Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (12)

(uu)       Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation (13)

(vv)       Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(ww)     Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(xx)       Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(yy)       Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc. (13)

(zz)        Participation Agreement between Midland National Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc and ALPS Portfolio Solutions Distributor, Inc. (15)

(aaa)    Participation Agreement between Midland National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.  (15)

(bbb)    Participation Agreement between Midland National Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc.   (15)

(ccc)           Draft of Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC.,  Transparent Value Trust, Guggenheim Partners Investment Management, LLC, and ALPS Distributors, Inc.  (15)

(ddd)    Amendment to the Participation Agreement between Midland National Life Insurance Company, BlackRock Variable Series Funds, Inc., and BlackRock Investments, LLC.  (15)

(eee)     Amendment to the Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation. (15)

(9)   (a)     Opinion and Consent of Counsel (15)

        (b)     Power of Attorney (15)

(10) (a)     Consent of Sutherland Asbill & Brennan LLP (15)

      (b)     Consent of Independent Registered Public Accounting Firm (15)

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations (4)

  Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)
  Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016)
  Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

4.       Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)

5.       Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)

6.       Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)

7.       Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

8.       Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011  (File No. 333-176870)

9.       Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012  (File No. 333-176870)

10.    Incorporated herein by reference to Post-Effective Amendment No. 2 for Form N-4 on September 20, 2012  (File No. 333-176870)

11.    Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013  (File No. 333-148824)

12.    Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 26, 2013 (File No. 333-176870)

13.    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on July 12, 2013 (File No. 333-176870)

14.    Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on May 19, 2014 (File No. 333-176870)

15.    Filed herewith

16.    To be filed by amendment

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Esfandyar E. Dinshaw**............................................	Chairman of the Board & Chief Executive Officer
Steven C. Palmitier***...............................................	President and Chief Operating Officer – Director
John J. Craig II**.........................................................	Senior Vice President & Treasurer - Director
Darron K. Ash...............................................................	Vice President - Director
Roland C. Baker..........................................................	Director
Willard Bunn, III..........................................................	Director
William D. Heinz..........................................................	Director
Heather Kreager...........................................................	Vice President - Director
Michael M. Masterson................................................	Director
Michael O. Winemiller.................................................	Director
Cindy K. Reed**.........................................................	President, Annuity Division
William L. Lowe**......................................................	President, Sammons Retirement Solutions
Robert R. TeKolste......................................................	President, Shared Services
Victoria E. Fimea**.....................................................	Senior Vice President, General Counsel & Secretary
Donald T. Lyons **.....................................................	Senior Vice President
Timothy A. Reuer .......................................................	Senior Vice President and Corporate Actuary
David Shaw **.............................................................	Senior Vice President and Chief Information Officer
Rebecca L. Luloff**...................................................	Senior Vice President, Chief Administration Officer & Assistant Secretary
Melody R.J. Jensen......................................................	Vice President, General Counsel and Secretary
Brian D. Hansen***....................................................	Vice President, Compliance & Counsel
Daniel M. Kiefer...........................................................	Vice President and Chief Financial Officer
Brent A. Mardis**.......................................................	Vice President, Chief Risk Officer
Gary Brown...................................................................	Vice President, Life New Business & Underwriting
Teri L. Ross**...............................................................	Vice President, Annuity New Business & Agency Services
Bradley W. Rosenblatt***.........................................	Vice President, Marketing and Sales Support
Kirk Evans**................................................................	Vice President, Product Actuary & Risk Management – SRS
Jeremy A. Bill................................................................	Vice President, Life Product Development
Gerald R. Blair***.......................................................	Vice President and Chief Distribution Officer
Diana Ronald**...........................................................	2nd Vice President, Client Services & Claims and Benefits
Brian Hansen***.........................................................	Vice President Compliance & 38a-1 CCO
Michael J. Arch.............................................................	Assistant Vice President, Internal Audit
Richard T. Hicks..........................................................	Assistant Vice President, Systems Administration & Controls
Randy D. Shaull...........................................................	Assistant Vice President & Actuary
Melissa Scheuerman**...............................................	Assistant Vice President, Business & Sales Development SRS
Susan Mersereau**.....................................................	Assistant Vice President, Chief Compliance Officer, Broker Dealer – SFN

 *     Unless noted otherwise, the principal business address for each officer and director is One Sammons Plaza, Sioux Falls, SD 57193-9991

**   Annuity Division, 4350 Westown Parkway, West Des Moines, IA 50266

*** 525 W. Van Buren, Chicago, IL 60607

Item 26.  Persons Controlled By or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2013, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1888 Fund, Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
1900 Capital, Inc.	DE	100 % by Compatriot Capital, Inc.
5180 CLO LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
7100 Holdings, LLC	DE	100% by EquiTrust Life Insurance Company
A24 Films, LLC	DE	66.7% by SBC Funding, LLC
ACEI Holdco, LLC (fka IIP Bridge Funding, LLC)	DE	100% by GPFT Holdco, LLC
ACEIG, LLC	DE	100% by Guggenheim Capital Enterprises, LLC
Advisor Research Center, LLC	MD	100% by Rydex Fund Services, LLC
AF V, LLC	DE	100% by Corporate Funding VI, LLC
AF VI, LLC	DE	100% by Corporate Funding VI, LLC
AF VII, LLC	DE	100% by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6% by Compatriot Capital, Inc.
Aircraft Mgmt. Company, LLC	DE	100% by GPFT Holdco, LLC
Ann Arbor City Apartments LLC	DE	90% by Compatriot Capital, Inc. 10% by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	(No Ownership) Management by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100% by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3% by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100% by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100% by GWM Holdco, LLC
Astoria InvestCo Holdings, LLC	DE	100% by Security Benefit Life Insurance Company
Astoria InvestCo, LLC	DE	50% by Astoria InvestCo Holdings, LLC
Aureus Group, LLC	DE	29.9% by Compatriot Capital, Inc.
Ballinshire investment entities	DE	100% by EL Funding, LLC
Bennington Stark Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Bingham LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Bismarck Development Company, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
Bound Brook Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100% by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100 % by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100% by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100 % by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5% by GC Parent Holdings, LLC
California Reverse Mortgage Co.	CA	100% by Generation Financial Mortgage, LLC
Caprock Funding entities	DE	100% by LCLF investment entities
Carco Services, LLC	DE	100% by Guggenheim Services, LLC
CCE Funding LLC	DE	100 % by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100% by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
CF-G Funding, LLC	DE	100% by Gennessee Insurance Agency, LLC
Channel Capital Group Holdings, LLC	DE	38.3% by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100% by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Cohen Financial Services (DE), LLC	DE	100% by Pillar Financial, LLC
Compatriot Capital, Inc.	DE	100 % by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100% by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100% by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% Briggs Equipment Mexico, Inc.
Copper River CLO Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Corporate Funding V, LLC	DE	100% by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100% by GPFT Holdco, LLC
Corporate Funding VIII, LLC	DE	100% by SL Funding, LLC
CP Aureus FSP, LP	DE	49.5% by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100% by Crown Point Capital Company, LLC
CSFC, LLC	DE	100% by The Liberty Hampshire Company, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4% by 1900 Capital, Inc.
dcp Funding LLC	DE	27.8% by Guggenheim Life and Annuity Company
dcp Funding LLC	DE	(No Ownership) Management by Guggenheim Corporate Funding, LLC
Deferred Compensation investment entities	DE	36% - 100% by GC Deferred Compensation I, LLC
dick clark entities	DE	100% by dcp Funding LLC
DLPG, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Dunbarre Insurance Agency, LLC	DE	100% by Security Benefit Life Insurance Company
E2 CTA Portfolio Limited	CYM	100% by The Liberty Hampshire Company, LLC
E2M Fund II Holdco, LP	DE	47.8% by Compatriot Capital, Inc. & Management by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4% by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30% by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30% by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100 % by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5% by Compatriot Capital, Inc. & Management by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37% by Compatriot Capital, Inc. 60% by E2M Fund II Holdco, LP
Edenton Funding, LLC	DE	100% by Elsmere Insurance Agency, LLC
Edgehill Byron Capital Company Limited	IRL	(No Ownership) Management by Guggenheim Partners, LLC
EFC Holdings investment entities	DE	100% by GPFT Holdco, LLC
Efland Funding, LLC	DE	100% by Elsmere Insurance Agency, LLC
EHC Funding, LLC	DE	100% by EquiTrust Holdco Parent, LLC
Eiger Fund I, LP	DE	38.8% by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10% by Compatriot Capital, Inc.
EL Funding, LLC	DE	100% by SL Funding, LLC
ELSL Funding, LLC	DE	100% by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Enterhealth, LLC	TX	21.3% by Sammons Capital, Inc.
EquiTrust GBM Investco, LLC	DE	100% by EquiTrust Life Insurance Company
EquiTrust Holdco Parent II, LLC	DE	30% by Guggenheim Insurance Holdco, LLC & Management by Guggenheim Insurance Holdco, LLC
EquiTrust Holdco Parent, LLC	DE	100% by EquiTrust Holdco Parent II, LLC & Management by EquiTrust Manager, LLC
EquiTrust Holdings, LLC	DE	100% by EquiTrust Holdco Parent, LLC
EquiTrust Insurance Services, LLC	DE	100% by Guggenheim Insurance Services, LLC
EquiTrust Life Insurance Company	IL	100% by EquiTrust Holdings, LLC
EquiTrust Manager, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Eventine Funding, LLC	DE	100% by Elsmere Insurance Agency, LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100% by Security Benefit Corporation
Forklift Operations de Mexico, S.A. de C.V.	MEX	99% by Controladora Briggs de Mexico S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100% by Moore's Creek Capital Corporation
Franklin Park (Cyprus) Limited	CYP	100% by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100% by Infrastructure India Plc
GAAFS Holdings, LLC	DE	100% by Guggenheim Advisors, LLC
GAIF II Aviation U.S. Source Asset Holding Companies	DE	100% by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation Asset Holding Companies	DE	100% by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100% by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100% by GAIF II U.S. Source Fund, LP
GASG Co-Investor Fund I, LP	DE	50% by 1900 Capital, Inc.
GBH Venture Co., Inc.	DE	100% by Consolidated Investment Services, Inc.
GC Deferred Compensation I, LLC	DE	100% by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100% by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GC New York, LLC	DE	99.5% by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2% by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100% by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100% by GC Parent Holdings, LLC
GC Repo, LLC	DE	100% by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5% by Guggenheim Partners, LLC
GDP property holding entities	DE	100% by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100% by GC Parent Holdings, LLC
GEIF GP, LLC	DE	99.5% by Guggenheim Partners, LLC
Generation Financial Group, LLC	DE	50% by JLx3, LLC 50% by Guggenheim Partners, LLC
Generation Financial Mortgage, LLC	DE	66.9% by GPFT Holdco, LLC
Generation Financial Mortgage, LLC	DE	25.8% by Generation Financial Group, LLC
Generation Mortgage Company	CA	100% by Generation Financial Mortgage, LLC
Gennessee Insurance Agency, LLC	DE	100% by Security Benefit Life Insurance Company
GFP Green Inc.	CYM	100% by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100% by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100% by Guggenheim Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5% by GFPID, LLC
GFPID, LLC	DE	40% by GC Parent Holdings, LLC
GFS (Ireland) Limited	IRL	100% by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) Public Limited Company	IRL	(No Ownership) Management by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100% by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	100% by GGIC, Ltd. & Management by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100% by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100% by GGIC, Ltd.
GGIC Loan Funding I, LLC	DE	100% by GGIC, Ltd.
GGIC Manager, LLC	DE	100% by GGIC, Ltd.
GGIC, Ltd.	GGY	100% by GFPIC, L.P.
GGT GP LLC	DE	100% by GGT Manager
GGT Manager	DE	100% by Guggenheim Holdings, LLC
GGT Multi-Strategy Fund LLC	DE	(No Ownership) Management by GGT Manager
GGT Multi-Strategy Funds	CYM	(No Ownership) Management by GGT GP LLC
GGT Trading	DE	(No Ownership) Management by GGT GP LLC
GH Financial, LLC	DE	100% by Guggenheim Life and Annuity Company
GI Holdco II LLC	DE	100% by Guggenheim Partners, LLC
GI Holdco LLC	DE	100% by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIA Services (CA), Inc.	DE	100% by Guggenheim Investment Advisors, LLC
GIAS Funds	DE	(No Ownership) Management by Guggenheim Advisors, LLC
GIFS (Cayman) Ltd.	CYM	100% by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100% by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50% by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GLAC GBM Investco, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100% by GPFT Holdco, LLC
Gladwin Holdings, LLC	DE	100% by Guggenheim Life and Annuity Company
GMI GPIM, LLC	DE	100% by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100% by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100% by Guggenheim Nicklaus Partners, LLC
GNCG Santiago LLC	DE	100% by Guggenheim Capital Enterprises, LLC
GNCG Vigo LLC	DE	100% by GNCG Santiago LLC
GNP property holding entities	DE	100% by Guggenheim-Nicklaus Fund I, Ltd.
GNP property holding entities	DE	100% by Guggenheim Nicklaus Partners, LLC
GP Energy Partners, LLC	DE	100% by Guggenheim Securities, LLC
GP Feeder Fund Management, LLC	DE	100% by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	(No Ownership) Management by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings III, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings IV, LLC	DE	99.5% by Guggenheim Partners Investment Management, LLC
GPAM Holdings, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPBLK, Inc.	DE	100% by GP Holdco, LLC
GPC Portfolio Companies	DE	(No Ownership) Management by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100% by GP Holdco, LLC
GPI Ventures, LLC	DE	100% by The Grove Park Inn Resort, Inc.
GPIM Holdings V, LLC	DE	TBD% by Guggenheim Partners Investment Management Holdings, LLC
GPIM Holdings VI, LLC	DE	TBD% by Guggenheim Partners Investment Management Holdings, LLC
GPM Center Court, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GRE Monroe Property LLC	DE	(No Ownership) Management by GRE Monroe LLC
GRE Monroe, LLC	DE	100% by SBC Funding, LLC
GRE Plus Company, LLC	DE	99.5% by Guggenheim Partners, LLC
GRE property holding companies	DE	84% - 100% by Guggenheim Plus Leveraged LLC
GRE property holding companies	DE	67% - 100% by Guggenheim Real Estate Investment Trust & Management by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	95% - 100% by Guggenheim Plus Mezzanine Finance L.P. & Management by Guggenheim Plus Mezzanine Finance L.P.
GRE property holding companies	DE	100% by Guggenheim Plus Unleveraged LLC
GRE U.S. Property Fund GP LLC	DE	100% by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	100% by GRE U.S. Property Fund GP LLC
Green Lane CLO Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GREI GP LLC	DE	100% by Guggenheim Real Estate LLC
GRES GP LLC	DE	100% by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GS Gamma Investments, LLC	DE	(No Ownership) Management by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GSA Manager LLC	DE	100% by GGT Manager LLC
GSA OPH LLC	DE	(No Ownership) Management by GSA Manager LLC
GSFI, LLC	DE	70% by Guggenheim Partners, LLC 30% by JLx3, LLC
GTVI Partners, LLC	DE	44.4% by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	(No Ownership) Management by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100% by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	(No Ownership) Management by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim aero Finance Company, LLC	DE	100% by GPBLK, Inc.
Guggenheim Aircraft Opportunity GP, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Alpha Solutions Fund, LLC	DE	100% by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	(No Ownership) Management by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100% by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100% by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100% by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	(No Ownership) Management by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100% by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5% by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	39.5% by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100% by Guggenheim Capital, LLC
Guggenheim Aviation Services, Ltd.	CYM	100% by Guggenheim Capital, LLC
Guggenheim Capital Enterprises, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100% by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99% by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	41% by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Concinnity Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Concinnity Strategy Funds	DE	(No Ownership) Management by Guggenheim Partners, LLC
Guggenheim Corporate Funding, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Credit Services, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100% by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100% by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Distributors, LLC	KS	100% by Rydex Holdings, LLC
Guggenheim Energy Advisors, LLC	DE	50% by GP Energy Partners, LLC & Management by GP Energy Partners, LLC
Guggenheim Energy LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	(No Ownership) Management by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Enhanced Income Fund, LLC	DE	(No Ownership) Management by GPIM Holdings VI, LLC
Guggenheim Franklin Park Management, LLC	DE	100% by GGIC, Ltd.
Guggenheim Fund Solutions, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Funding (Cayman) Ltd.	CYM	100% by Guggenheim Capital, LLC
Guggenheim Funds Distributors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Funds Services, LLC	DE	100% by Guggenheim Funds Services Holdings, LLC
Guggenheim GGT (Swiss) Gmbh	CH	100% by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Global Trading, LLC	DE	99.5% by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5% by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Holdings, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100% by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100% by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100% by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investment Advisory Solutions, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Investor Services, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim IQ Equity Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Knights of Security, LLC	DE	100% by Guggenheim Partners, LLC
Guggenheim Life and Annuity Company	DE	100% by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100% by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Management, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100% by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100% by GI Holdco II LLC
Guggenheim Merchant Manager, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Mortgage Capital, LLC	DE	80% by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70% by GC Parent Holdings, LLC
Guggenheim Opportunities Investors III, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Partners Advisory Company	SD	100% by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	(No Ownership) Management by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5% by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.5% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners London Premises Limited	UK	100% by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100% by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100% by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Partners, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Plus GP LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	(No Ownership) Management by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	(No Ownership) Management by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	100% by Guggenheim Plus L.P. & Management by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	91% ownership by Guggenheim Plus L.P. & Management by GRES GP LLC/Guggenheim Trust Company LLC
Guggenheim PLUS Strategic Funding Member, Inc.	DE	100% by Guggenheim Real Estate LLC
Guggenheim Portfolio Management (India) Private Limited	IND	49.9% by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Premises I, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Private Debt Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Private Family Network, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Proprietary Investor investment entities	CYM	100% by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	(No Ownership) Management by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	100% by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5% by GPFT Holdco, LLC
Guggenheim Real Estate Partners L.P.	DE	94.9% by GPFT Holdco, LLC
Guggenheim Real Estate Services Inc.	DE	100% by Guggenheim Real Estate LLC
Guggenheim Receivable Financing, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Reinsurance Holdings, LLC	DE	100% by GPBLK, Inc.
Guggenheim Retail Real Estate Partners, Inc.	DE	100% by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	(No Ownership) Management by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Securities, LLC	DE	100% by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100% by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100% by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Technology Ventures I, L.P.	DE	(No Ownership) Management by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	63.8% by GPFT Holdco, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100% by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100% by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100% by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5% by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Wealth Services, LLC	DE	100% by GWM Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5% by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50% by Guggenheim Partners Investment Management, LLC
GWM Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
HB property holding entities	DE	100% by Retail Investors III, LLC
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100% by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100% by Consolidated Investment Services, Inc.
HHEP-DirecPath, LP	DE	25% by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9% by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9% by Sammons Capital, Inc.
HHEP-Ocular	DE	24.8% by Sammons Capital, Inc.
HHEP-SafeMed, LP	DE	20.9% by Sammons Capital, Inc.
Highland Peak investment entities	DE	100% by EL Funding, LLC
IDF investment entities	DE	100% by Security Benefit Life Insurance Company
IDF investment entities	DE	100% by EquiTrust Life Insurance Company
IDF investment entities	DE	100% by Guggenheim Life and Annuity Company
IIP Bridge Investors, LLC	DE	100% by GPFT Holdco, LLC
Infrastructure India Plc	DE	100% by Franklin Park (Cyprus) Limited
Internet Radio Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
IPEX LLC	DE	100% by Generation Financial Group, LLC
IPEX Services, LLC	DE	100% by Generation Financial Group, LLC
Iron Hill CLO Limited	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Jasmine Asset Funding Limited	CYM	100% by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	50% by Compatriot Capital, Inc.
JLB 2728 Cedar Springs, LP	TX	30% by JLB Partners LLC 70% by Compatriot Capital, Inc.
JLB BUILDERS LLC	TX	100% by JLB Partners LLC
JLB McLean LLC	TX	30% by JLB Partners LLC 40.9% Compatriot Capital, Inc.
JLB Partners LLC	DE	30% by Compatriot Capital, Inc.
JLB Peachtree LLC	TX	10% by JLB Partners LLC 70% by Compatriot Capital, Inc.
JLB REALTY LLC	TX	100% by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100% by JLB Partners LLC
JLx3, LLC	DE	22.2% by Guggenheim Partners, LLC
KDC Holdings, LLC	DE	50% by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
King Tech Holdings Ltd.	CYM	100% by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100% by King Tech Holdings Ltd.
Kitts Hill Funding A, LLC	DE	100% by LSFCA A, LLC
Kitts Hill Funding B, LLC	DE	100% by LSFCA B, LLC
Kitts Hill Funding C, LLC	DE	100% by LSFCA C, LLC
KLD Funding, LLC	DE	100% by The Liberty Hampshire Company, LLC
Lamberton Funding, LLC	DE	100% by Lavallette Insurance Agency, LLC
Lavallette Insurance Agency, LLC	DE	100% by EquiTrust Life Insurance Company
LCLF investment entities	DE	100% by Corporate Funding V, LLC
Legacy (Cayman) Ltd.	CYM	100% by Legacy Capital Company, LLC
Legacy Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100% by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100% by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5% by Guggenheim Capital, LLC
Liberty Hampshire International Limited	CYM	100% by The Liberty Hampshire Company, LLC
Links Holdings LLC	DE	99.5% by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100% by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	(No Ownership) Management by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40% by Compatriot Capital, Inc.
LSFCA A, LLC	DE	100% by AF V, LLC
LSFCA B, LLC	DE	100% by AF VI, LLC
LSFCA C, LLC	DE	100% by AF VII, LLC
Magma WCFF II Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99% by Controladora Briggs de Mexico S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
MF Master Seed Co., LLC	DE	100% by SBC Funding, LLC
MF Seed Co., LLC	DE	100% by MF Master Seed Co., LLC
Midland National Life Insurance Company	IA	100% by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100% by Midland National Life Insurance Company
Minerva Funding LLC	DE	100% by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Minerva Holdings, LLC	DE	(No Ownership) Management by Guggenheim Corporate Funding, LLC
Minutemen Park Cayman Limited	CYM	(No Ownership) Management by Guggenheim Partners, LLC
MNL Reinsurance Company	IA	100% by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100% by EL Funding, LLC
Mo’re's Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
N318MM, LLC	KS	50% by Security Benefit Corporation
NC property holding entities	DE	100% by Retail Investors III, LLC
Nominee Holding Company, LLC	DE	100% by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100% by Sammons Financial Group, Inc.
Note Funding II, LLC	KS	100% by Security Benefit Corporation
Note Funding III, LLC	KS	100% by Security Benefit Corporation
Note Funding MP II, LLC	KS	100% by Security Benefit Corporation
Note Funding MP III, LLC	KS	100% by Security Benefit Corporation
Note Funding MP, LLC	KS	100% by Security Benefit Corporation
Note Funding, LLC	KS	100% by Security Benefit Corporation
NZC Guggenheim Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
NZCG Funding	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Optimus Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Orpheus Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Orpheus Holdings, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Otter, Inc.	OK	100% by Sammons Power Development, Inc.
Paragon GBM Investco, LLC	DE	100% by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100% by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100% by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3% by Sammons Power Development, Inc.
PH Capital, LLC	DE	100% by PLIC Holdings, LLC
Picton S.à r.l.	LUX	99.6% by The Liberty Hampshire Company, LLC
Pilar Holdings, LLC	FL	88.4% by GC Pilar Golf Investment, LLC
Pillar Capital Finance, LLC	DE	100% by Pillar Financial, LLC
Pillar Financial, LLC	DE	24.2% by GPFT Holdco, LLC & Management by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100% by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Property Disposition, Inc.	DE	100% by Sammons Financial Group, Inc.
Relationship Funding (Cayman) Ltd.	CYM	100% by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Retail Investors I, LLC	DE	49% by Stonefire Investors, LLC 51% by Stonebridge Investors I, LLC
Retail Investors II, LLC	DE	99.5% by Stonefire Investors, LLC & Management by Stonebridge Investors II, LLC
Retail Investors III, LLC	DE	(No Ownership) Management by Stonebridge Investors II, LLC
RHDFJ Partners, LP	TX	50% by JLB Partners LLC 50% Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Rydex Fund Services, LLC	KS	100% by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100% by Guggenheim Partners Investment Management Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100% by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100% by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100% by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100% by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100% by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100% by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100 % by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100% by Sammons Securities, Inc.
Sammons Power Development, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100% by Sammons Financial Group, Inc.
Sammons Securities Company, LLC	DE	67.2% by Sammons Securities, Inc.
Sammons Securities, Inc.	DE	100% by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Sandy Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Saulsbury Funding, LLC	DE	100% by Searcy Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100% by Security Benefit Corporation
SB Carco, LLC	KS	100% by SB Carco Holdings, LLC
SB Custody, LLC	DE	100% by Guggenheim SBC Holdings, LLC
SB Private Investments, LLC	DE	100% by Guggenheim SBC Holdings, LLC
SB I property holding entities	DE	100% by Retail Investors I, LLC
SB II property holding entities	DE	100% by Retail Investors II, LLC
SB III property holding entities	DE	100% by Retail Investors III, LLC
SBC Funding, LLC	KS	100% by Security Benefit Corporation
SBTree, Inc.	DE	100% by Guggenheim Partners, LLC
se2 Holdco, LLC	KS	100% by Security Benefit Corporation
se2 Holdings, Inc.	KS	100% by se2 Holdco, LLC
se2 Holdings, LLC	DE	100% by Guggenheim SBC Holdings, LLC
se2, LLC	KS	100% by se2 Holdings, Inc.
Searcy Insurance Agency, LLC	DE	100% by EquiTrust Life Insurance Company
SecBen GBM Investco, LLC	DE	100% by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100% by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100% by GI Holdco II LLC
Security Benefit Corporation	KS	100% by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100% by Security Benefit Corporation
Security Distributors, Inc.	KS	100% by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100% by Security Benefit Corporation
Security Investors, LLC	KS	100% by Rydex Holdings, LLC
Sentry Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
SFVII GP, LLC	DE	100% by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8% by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7% by Compatriot Capital, Inc.
SL Funding, LLC	DE	100% by Guggenheim SBC Holdings, LLC
SLBCA Holding LLC	DE	90% by Compatriot Capital, Inc. 10% by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5% Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22% by Compatriot Capital, Inc.
Solberg Reinsurance Company	IA	100% by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85% by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100% by SBTree, Inc.
SRI Ventures, LLC	DE	100 % by Compatriot Capital, Inc.
Stellar Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Stone Secured investment entities	DE	100% by EL Funding, LLC
Stonebridge Investors I, LLC	DE	99.5% by GC Parent Holdings, LLC
Stonebridge Investors II, LLC	DE	99.5% by GC Parent Holdings, LLC
Stonefire Investors, LLC	DE	100% by Guggenheim Life and Annuity Company
Stony Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
TEK Financial, LLC	DE	99.5% by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
The Liberty Hampshire Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100% by Liberty Hampshire Holdings, LLC
The Property and Casualty Reinsurance Company of Bermuda Ltd.	BMU	100% by Guggenheim Reinsurance Holdings, LLC
theAudience, Inc.	DE	(No Ownership) Management by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	(No Ownership) Management by Guggenheim Partners India GP, LLC
Ticknor Corner Holdings LLC	DE	100% by Minerva Holdings, LLC
Ticknor Corner LLC	DE	100% by Ticknor Corner Holdings LLC
TK property holding entities	DE	100% by Retail Investors III, LLC
Tocqueville Capital Company B.V.	DE	100% by The Liberty Hampshire Company, LLC
Toledo-MNG, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100% by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100% by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100% by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100% by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
UBSFC, LLC	DE	100% by The Liberty Hampshire Company, LLC
UQ 720 Partners, LP	DE	95% by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100% by Guggenheim Life and Annuity Company
VGH St. Louis LLC	DE	100% by Village Green Holding LLC
Village Green Communications LLC	DE	100% by Village Green Holding LLC
Village Green Construction LLC	DE	100% by Village Green Holding LLC
Village Green Development Holding LLC	DE	100% by Village Green Holding LLC
Village Green Holding LLC	DE	50% by Compatriot Capital, Inc.
Village Green Management Company LLC	DE	100 % by Village Green Holding LLC
V-Suites LLC	DE	100% by Village Green Holding LLC
White Plains Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100% by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100% by XONM LLC
XONM Capital LLC	DE	100% by XONM LLC
XONM Funding LLC	DE	100% by XONM Capital LLC
XONM LLC	DE	100% by Guggenheim Mortgage Capital, LLC

Item 27. Number of Contract Owners

LiveWell Variable Annuity - As of July 08, 2014 –

1,768 Non-Qualified

638 Qualified

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Financial Network, LLC, the principal underwriter/distributor of the Registrant, is also the principal underwriter/distributor for variable universal life policies issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe	Chief Executive Officer & President 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266
Susan E. Mersereau	Chief Compliance Officer 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266
Arlen Dykhuis	FinOps Principal 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266
Victoria E. Fimea	Secretary 4350 Westown Parkway West Des Moines, IA 50266

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-176870) during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$1,260,119.77	$0	$0	$1,449,778.49

*Represents commissions paid on the LiveWell Variable Annuity.

**Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract under Separate Account C.

 Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4350 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607 and 200 SW 6th Avenue, Topeka, Kansas 66603-3704.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 25th day of  July, 2014.

By:  MIDLAND NATIONAL LIFE SEPARATE

        ACCOUNT C (REGISTRANT)

Attest:   *                                                                                    By:            *

                                                                                                           Esfandyar E. Dinshaw                                                                             Chairman of the Board

By:  MIDLAND NATIONAL LIFE

        INSURANCE COMPANY (DEPOSITOR)

Attest:  *                                                                                     By:            *

                                                                                                           Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                       Signatures                                                                           Title

/s/  *                                                                        Chairman of the Board of Directors, Chief Executive Officer

       Esfandyar E. Dinshaw                                 (Principal Executive Officer)

/s/  *                                                                        Director, President & Chief Operating Officer

       Steven C. Palmitier

/s/  *                                                                           Director, Senior Vice President & Treasurer

       John J. Craig, II

/s/ *                                                                          Vice President & Chief Financial Officer

       Daniel M. Kiefer                                           (Principal Financial & Accounting Officer)

/s/  *                                                                          Director

       Darron K. Ash

/s/  *                                                                          Director

       Roland C. Baker

/s/  *                                                                         Director

      Willard Bunn, III

/s/  *                                                                          Director

       William D. Heinz

/s/ *                                                                          Director

       Heather Kreager

/s/ *                                                                          Director

       Michael M. Masterson

/s/ *                                                                          Director

       Michael O. Winemiller

*By:  /s/ Brian Hansen                                                       Date:  July 25, 2014

                Brian D. Hansen

                Attorney-in-Fact

                Pursuant to Power of Attorney

Registration No. 333-176870

Post-Effective Amendment #7

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

EXHIBIT INDEX

Item	Exhibit
24(b)(8)(zz)	Participation Agreement between Midland National Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc and ALPS Portfolio Solutions Distributor, Inc.
24(b)(8)(aaa)

Participation Agreement between Midland National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.

24(b)(8)(bbb)	Participation Agreement between Midland National Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc.
24(b)(8)(ccc)

Draft of Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC., Transparent Value Trust, Guggenheim Partners Investment Management, LLC, and ALPS Distributors, Inc.

24(b)(8)(ddd)	Amendment to the Participation Agreement between Midland National Life Insurance Company, BlackRock Variable Series Funds, Inc., and BlackRock Investments, LLC.
24(b)(8)(eee)	Amendment to the Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation.
24(b)(9)(a)	Opinion and Consent of Counsel
24(b)(9)(b)	Power of Attorney
24(b)(10)(a)	Consent of Sutherland Asbill & Brennan, LLP
24(b)(10)(a)	Consent of Independent Registered Public Accounting Firm

24(b)(8)(zz) - ALPS

FUND PARTICIPATION AGREEMENT

THIS AGREEMENT, made and entered into this          day of July, 2014 (the “Agreement”) by and among Midland National Life Insurance Company, organized under the laws of the State of ___Iowa________________ (the “Company”), on behalf of itself and each separate account of the Company named in Schedule A to this Agreement, as may be amended from time to time (each account referred to as the “Account” and collectively as the “Accounts”); ALPS Variable Investment Trust, an open-end management investment company organized under the laws of the State of Delaware (the “Fund”); ALPS Advisors, Inc.,, a corporation organized under the laws of the State of Colorado and investment adviser to the Fund (the “Adviser”); and ALPS Portfolio Solutions Distributor, Inc., a corporation organized under the laws of the State of Colorado and principal underwriter/distributor of the Fund (the “Distributor”).

WHEREAS, the Fund engages in business as an open-end management investment company and was established for the purpose of serving as the investment vehicle for separate accounts established for variable life insurance policies and variable annuity contracts (the “Contracts”) to be offered by insurance companies that have entered into participation agreements substantially similar to this Agreement (the “Participating Insurance Companies”); and

WHEREAS, beneficial interests in the Fund are divided into several series of shares, each representing the interest in a particular managed portfolio of securities and other assets (the “Portfolios”); and

WHEREAS, the Company, as depositor, has established the Accounts to serve as investment vehicles for certain Contracts and funding agreements offered by the Company set forth on Schedule A; and

WHEREAS, the Accounts are duly organized, validly existing segregated asset accounts, established by resolutions of the Board of Directors of the Company under the insurance laws of the State of ___Iowa_____________, to set aside and invest assets attributable to the Contracts; and

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares of the Portfolios named in Schedule B, as such schedule may be amended from time to time (the “Designated Portfolios”) on behalf of the Accounts to  fund the Contracts;

NOW, THEREFORE, in consideration of their mutual promises, the Company, the Fund, the Adviser and the Distributor agree as follows:

Section 1.ARTICLE I – SALE OF FUND SHARES

1.1          The Fund agrees to sell to the Company those shares of the Designated Portfolios that each Account orders, executing such orders on a daily basis at the net asset value (“NAV”) (and with no sales charges) next computed after receipt and acceptance by the Fund or its designee of the order for the shares of the Fund.  In accordance with Rule 22c-1 of the Investment Company Act of 1940 (“1940 Act”) and for purposes of this Section 1.1, the Company will be the designee of the Fund for receipt of such orders from each Account and receipt by such designee will constitute receipt by the Fund; provided that the Fund receives notice of such order by 11:00 a.m. Eastern Time on the next following business day.  “Business Day” will mean any day on which the New York Stock Exchange is open for trading and on which the Fund calculates its net asset value pursuant to the rules of the Securities and Exchange Commission as stated in the Fund’s prospectus (the “Commission” or the “SEC”).  The Fund may net the notice of redemptions it receives from the Company under Section 1.3 of this Agreement against the notice of purchases it receives from the Company under this Section 1.1.

1.2                The Company will pay for Fund shares on the next Business Day after an order to purchase Fund shares is made in accordance with Section 1.1.  Payment will be made in federal funds transmitted by wire.  Upon receipt by the Fund of the payment, such funds shall cease to be the responsibility of the Company and shall become the responsibility of the Fund.

1.3       The Fund agrees to redeem, upon the Company's request, any full or fractional shares of the Fund held by the Company, executing such requests on a daily basis at the NAV next computed after receipt and acceptance by the Fund or its agent of the request for redemption.  For purposes of this Section 1.3, the Company will be the designee of the Fund for receipt of requests for redemption from each Account and receipt by such designee will constitute receipt by the Fund; provided the Fund receives notice of such requests for redemption by 11:00 a.m. Eastern Time on the next following Business Day.  Payment will be made in federal funds transmitted by wire to the Company's account as designated by the Company in writing from time to time, on the same Business Day the Fund receives notice of the redemption order from the Company. The Fund will not bear any responsibility whatsoever for the proper disbursement or crediting of redemption proceeds; the Company alone will be responsible for such action.  If notification of redemption is received after 11:00 Eastern Time, payment for redeemed shares will be made on the next Business Day.  The Fund may net the notice of purchases it receives from the Company under Section 1.1 of this Agreement against the notice of redemptions it receives from the Company under this Section 1.3.

1.4          The Fund agrees to make shares of the Designated Portfolios available continuously for purchase at the applicable NAV per share by the Company and its separate accounts on those days on which the Fund calculates its Designated Portfolio NAV pursuant to rules of the Commission; provided, however, that the Board of Trustees of the Fund (the “Fund Board”) may refuse to sell shares of any Portfolio to any person, suspend or terminate the offering of shares of any Portfolio or liquidate any Portfolio or class thereof if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Fund Board, acting in good faith, in the best interests of the shareholders of such Portfolio.

1.5          The Fund agrees that shares of the Fund will be sold only to Participating Insurance Companies and their separate accounts, qualified pension and retirement plans or such other persons as are permitted under Section 817(h)(4) of the Internal Revenue Code of 1986, as amended, (the “Code”), and regulations promulgated thereunder,.  No shares of any Portfolio will be sold directly to the general public.

1.6       The Company agrees to purchase and redeem the shares of the Designated Portfolios offered by the then current prospectus of the Fund in accordance with the provisions of such prospectus.

1.7          Issuance and transfer of the Fund's shares will be by book entry only.  Stock certificates will not be issued to the Company or to any Account.  Purchase and redemption orders for Fund shares will be recorded in an appropriate title for each Account or the appropriate sub-account of each Account.

1.8          The Fund will furnish same day notice (by facsimile) to the Company of the declaration of any income, dividends or capital gain distributions payable on each Designated Portfolio's shares.  The Company hereby elects to receive all such dividends and distributions as are payable on the Portfolio shares in the form of additional shares of that Portfolio at the ex-dividend date NAVs.  The Company reserves the right to revoke this election and to receive all such dividends and distributions in cash.  The Fund will notify the Company of the number of shares so issued as payment of such dividends and distributions.

1.9          The Fund will make the NAV per share for each Designated Portfolio available to the Company via electronic means on a daily basis as soon as reasonably practical after the NAV per share is calculated and will use its best efforts to make such NAV per share available by 7:00 p.m. Eastern Time each Business Day.  If the Fund provides the Company materially incorrect NAV per share information (such determination to be made by the Fund in good faith and in accordance with the Fund’s net asset value error correction policy), the Company shall be entitled to an adjustment to the number of shares purchased or redeemed to reflect the correct NAV per share if such adjustment is required by the Fund’s net asset value error correction policy, which will comply in all material respects with applicable law.  In the event of any such material error that is the result of the negligence of the Fund or its agent that occurred through no fault of the Company and requires adjustments to the number of shares purchased or redeemed, any reasonable administrative costs incurred for correcting underlying Contract owner accounts shall be at the Fund’s or such agent’s expense. Any material error in the calculation or reporting of NAV per share, dividend or capital gain information shall be reported to the Company upon discovery by the Fund.

1.10        The Company acknowledges that, pursuant to Form 24F-2, the Fund is not required to pay fees to the SEC for registration of its shares under the 1933 Act with respect to its shares issued to an Account that is a unit investment trust that offers interests that are registered under the 1933 Act and on which a registration fee has been or will be paid to the SEC (a “Registered Account”).  The Company agrees to provide the Fund or its agent each year within 60 days of the end of the Fund’s fiscal year, or when reasonably requested by the Fund, information as to the number of shares purchased by a Registered Account and any other Account the interests of which are not registered under the 1933 Act.  The Company acknowledges that the Fund intends to rely on the information so provided.

Section 2.

Section 3.ARTICLE II – REPRESENTATIONS AND WARRANTIES

2.1          The Company represents and warrants that the Contracts are or will be registered under the Securities Act of 1933 (the “1933 Act”), or are exempt from registration thereunder, and that the Contracts will be issued and sold in compliance with all applicable federal and state laws, including state insurance suitability requirements.  The Company further represents and warrants that it is an insurance company duly organized and in good standing under applicable law and that it has legally and validly established each Account as a separate account under Section __508A_______________ of the General Statutes of ____Iowa_____________________ and that each Account is or will be registered as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts, or is exempt from registration thereunder, and that it will maintain such registration for so long as any Contracts are outstanding, as applicable.  The Company will amend the registration statement under the 1933 Act for the Contracts and the registration statement under the 1940 Act for the Account from time to time as required in order to effect the continuous offering of the Contracts or as may otherwise be required by applicable law.  The Company will register and qualify the Contracts for sale in accordance with the securities laws of the various states only if and to the extent deemed necessary by the Company.

2.2          The Company represents that the Contracts are currently and at the time of issuance will be treated as annuity contracts and/or life insurance policies (as applicable) under applicable provisions of the Code, and further represents that it will make every effort to maintain such treatment and that it will notify the Fund and the Adviser immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future. The Company agrees that any prospectus offering a contract that is a “modified endowment contract” as that term is defined in Section 7702A of the Code (or any successor or similar provision), shall identify such contract as a modified endowment contract.   In addition, the Company represents and warrants that each Account is a “segregated asset account” and that interests in each Account are offered exclusively through the purchase of or transfer into a “variable contract” within the meaning of such terms under Section 817 of the Code and the regulations thereunder.  The Company will use every effort to continue to meet such definitional requirements, and it will notify the Fund and the Adviser immediately upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future.

2.3          The Company represents and warrants that it will not purchase shares of the Designated Portfolio(s) with assets derived from tax-qualified retirement plans except, indirectly, through Contracts purchased in connection with such plans.

2.4          The Company represents that it shall act as a limited agent of the Fund for the limited purpose of processing orders relating to Contract transactions and such orders will be processed in accordance with Section 22(c) and Rule 22c-1 under the 1940 Act on each Business Day and receipt by the Company shall constitute receipt by the Fund; provided that Fund receives notice of such orders by 11:00 a.m. Eastern Time on the next Business Day or such later time as computed in accordance with Section 1.    The Company represents and warrants that all of its directors, officers, employees, and other individuals/entities employed or controlled by the Company dealing with the money and/or securities of an Account are covered by a blanket fidelity bond or similar coverage for the benefit of the Account, in an amount not less than $5 million.  The aforesaid bond includes coverage for larceny and embezzlement and is issued by a reputable bonding company.  The Company agrees to hold for the benefit of the Fund and to pay to the Fund any amounts lost from larceny, embezzlement or other events covered by the aforesaid bond to the extent such amounts properly belong to the Fund pursuant to the terms of this Agreement.  The Company agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Fund in the event that such coverage no longer applies.

2.5          The Fund represents and warrants that shares of the Designated Portfolio(s) sold pursuant to this Agreement will be registered under the 1933 Act and duly authorized for issuance in accordance with applicable federal law and that the Fund is and will remain registered as an open-end management investment company under the 1940 Act for as long as such shares of the Designated Portfolio(s) are sold.  The Fund will amend the registration statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares.  The Fund will register and qualify the shares of the Designated Portfolio(s) for sale in accordance with the laws of the various states only if and to the extent deemed necessary by the Fund.  The Fund makes no representations or warranties as to whether any aspect of the Designated Portfolios’ operations, including, but not limited to, investment policies, fees and expenses, complies with the insurance laws and other applicable laws of the various states.  The Company agrees to promptly notify the Fund of any investment restrictions imposed by state insurance law applicable to the Fund or a Designated Portfolio.  The Fund shall not be responsible, and the Company shall take full responsibility, for determining any jurisdiction in which any qualification or registration of Fund shares or the Fund by the Fund may be required in connection with the sale of the Contracts or the indirect interest of any Contract in any shares of the Fund and shall advise the Fund at such time and in such manner as is necessary to permit the Fund to comply.

2.6          The Fund represents that its Board of Trustees (“Board”), a majority of whom are not “interested persons” of the Fund, have approved of the Fund’s Class II Rule 12b-1 Plan to finance distribution and shareholder service expenses and that any changes to the Fund’s Class II Rule 12b-1 Plan will be approved by a similarly constituted Board.

2.7          The Fund represents that it is lawfully organized and validly existing under the laws of the State of Delaware and that it does and will comply in all material respects with applicable provisions of the 1940 Act.

2.8          The Fund represents and warrants that all of its trustees, officers, employees, investment advisers, and other individuals/entities having access to the funds and/or securities of the Fund are and continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Fund in an amount not less than the minimal coverage as required currently by Rule 17g-(1) of the 1940 Act or related provisions as may be promulgated from time to time.  The aforesaid bond includes coverage for larceny and embezzlement and is issued by a reputable bonding company.

2.9          The Adviser represents and warrants that it is duly registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and will remain duly registered under all applicable federal and state securities laws and that it will perform its obligations for the Fund in accordance in all material respects with the laws of the State of Delaware and any applicable state and federal securities laws.

2.10        The Distributor represents and warrants that it is registered as a broker-dealer under the Securities and Exchange Act of 1934, as amended (the “1934 Act”) and will remain duly registered under all applicable federal and state securities laws, and is a member in good standing of the Financial Industry Regulatory Authority (“FINRA”) and serves as principal underwriter/distributor of the Fund and that it will perform its obligations for the Fund in accordance in all material respects with the laws of the State of Colorado and any applicable state and federal securities laws.

2.11        The Company represents and warrants that it has adopted, and will at all times during the term of this Agreement maintain, reasonable and appropriate procedures (“Late Trading Procedures”) reasonably designed to ensure that any and all orders relating to the purchase, sale or exchange of Fund shares communicated to the Fund to be treated in accordance with Article I of this Agreement as having been received on a Business Day, have been received by the Valuation Time on such Business Day and were not modified after the Valuation Time, and that all orders received from Contract owners but not rescinded by the Valuation Time were communicated to the Fund or its agent as received for that Business Day.  “Valuation Time” shall mean 4:00 p.m. Eastern Time on a Business Day or such other time as of which the Fund calculates net asset value for the shares of the Portfolios on the relevant Business Day, as disclosed in the then current prospectus(es) of the Fund.

2.13        Each transmission of orders by the Company shall constitute a representation by the Company that such orders are accurate and complete and relate to orders received by the Company by the Valuation Time on the Business Day for which the order is to be priced and that such transmission includes all orders relating to Fund shares received from Contract owners but not rescinded by the Valuation Time.  The Company agrees to provide the Fund or its designee with a copy of the Late Trading Procedures and such certifications and representations regarding the Late Trading Procedures as the Fund or its designee may reasonably request.  The Company will promptly notify the Fund in writing of any material change to the Late Trading Procedures.

ARTICLE III – FUND COMPLIANCE

3.1          The Fund represents and warrants that it is currently qualified as a Regulated Investment Company under Subchapter M of the Code, and that it will use its reasonable best efforts to  maintain such qualification (under Subchapter M or any successor or similar provision) and that it will notify the Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.

3.2          Subject to the Company’s representations in Article 2.2 above, the Fund represents that it will use its reasonable best efforts to invest money from the Contracts in such a manner as to ensure that the Contracts will be treated as annuity or life insurance contracts, whichever is appropriate, under the Code and the regulations issued thereunder; including, but not limited to, that the Fund will use its reasonable best efforts to comply with Section 817(h) of the Code, Treasury Regulation 1.817-5, as amended from time to time, and any Treasury interpretations thereof relating to the diversification requirements for variable annuity, endowment, or life insurance contracts, and any amendments or other modifications to such Section or Regulation.  The Fund will notify the Company immediately upon having a reasonable basis for believing that the Fund or a Portfolio thereunder has ceased to comply with the diversification requirements or that the Fund or Portfolio might not comply with the diversification requirements in the future.  In the event of a breach of this representation by the Fund, it will take all reasonable steps to adequately diversify the Fund so as to achieve compliance within the grace period afforded by Treasury Regulation 1.817-5.

ARTICLE II. ARTICLE IV – PROSPECTUS AND PROXY STATEMENTS/VOTING

4.1          The Fund will provide the Company with as many copies of the current Fund statutory prospectus and any supplements thereto and/or if used by the Fund, summary prospectus, as defined by Rule 498 of the Securities Act of 1933 for the Designated Portfolio(s) as the Company may reasonably request for distribution, at the Company’s expense, to Contract owners at the time of Contract fulfillment and confirmation.  The Fund will provide, at the Fund's expense, as many copies of said prospectus as necessary for distribution, at the Company's expense, to existing Contract owners.  The Fund will provide the copies of said prospectus to the Company or to its mailing agent.  The Company will distribute the prospectus to existing Contract owners.  If requested by the Company, in lieu thereof, the Fund will provide such documentation, including a final copy of a current prospectus set in type at the Fund's expense, and other assistance as is reasonably necessary in order for the Company at least annually (or more frequently if the Fund prospectus is amended more frequently) to have the new prospectus for the Contracts and the Fund's new prospectus printed together, in which case the Fund agrees to pay its proportionate share of reasonable expenses directly related to the required disclosure of information concerning the Fund.  The Fund will, upon request, provide the Company with a copy of the Fund's prospectus through electronic means to facilitate the Company’s efforts to provide Fund prospectuses via electronic delivery, in which case the Fund agrees to pay its proportionate share of reasonable expenses related to the required disclosure of information concerning the Fund. If the Fund uses summary prospectuses, the Fund shall be responsible for compliance with Rule 498(e).  The Fund agrees that the URL indicated on each summary prospectus will comply with the requirements of Rule 498(e) and that are required to such web page will host the Fund documents that are required to be posted to such web page in compliance with Rule 498(e)(1).  The Fund shall promptly notify the Company of any interruptions in availability of this web page.  The Fund and Advisor represent and warrant that they will be responsible for compliance with the provisions of Rule 498(f)(1) involving Contract owner requests for additional fund documents made directly to the Fund or one of their affiliates.  The Fund and Advisor further represent and warrant that any information obtained about Contract owners pursuant to this provision will be used solely for the purposes of responding to requests for additional Fund documents. The Company represents and warrants that it will be responsible for compliance with the provisions of Rule 498(f)(1) involving Contract owner requests for additional fund documents made directly to the Company or one of its affiliates.  The Company represents and warrants that any bundling of Summary Prospectuses and Statutory Prospectuses will be done in compliance with Rule 498.

4.2          The Fund's prospectus will state that the Statement of Additional Information (the “SAI”) for the Fund is available from the Company.  The Fund will provide the Company, at the Fund's expense, with as many copies of the SAI and any supplements thereto as the Company may reasonably request for distribution, at the Company’s expense, to prospective Contract owners and applicants.  To the extent that the Designated Portfolio(s) are one or more of several Portfolios of the Fund, the Fund shall bear the cost of providing the Company only with disclosure related to the Designated Portfolio(s).  The Fund will provide, at the Fund's expense, as many copies of said SAI as necessary for distribution, at the Company's expense, to any existing Contract owner who requests such statement or whenever state or federal law requires that such statement be provided.  The Fund will provide the copies of said SAI to the Company or to its mailing agent.  The Company will distribute the SAI as requested or required.

4.3          The Fund, at its expense, will provide the Company or its mailing agent with copies of its proxy material, if any, reports to shareholders/Contract owners and other permissible communications to shareholders/Contract owners in such quantity as the Company will reasonably require.  The Company will distribute this proxy material, reports and other communications to existing Contract owners at the Company’s expense.

4.4                If and to the extent required by law, the Company will:

            (a)        solicit voting instructions from Contract owners;

(b)           vote the shares of the Designated Portfolios held in the Account in accordance with instructions received from Contract owners; and

(c)   vote shares of the Designated Portfolios held in the Account for which no timely instructions have been received, in the same proportion as shares of such Designated Portfolio for which instructions have been received from the Company's Contract owners, so long as and to the extent that the Commission continues to interpret the 1940 Act to require pass-through voting privileges for Contract owners.

The Company reserves the right to vote Fund shares held in any segregated asset account in its own right, to the extent permitted by law.  The Company will be responsible for assuring that the Accounts participating in the Fund calculate voting privileges in a manner consistent with all legal requirements, including the Proxy Voting Procedures set forth in Schedule C and the Mixed and Shared Funding Exemptive Order as described in Section 7.1.

2.1         ARTICLE V – SALES MATERIAL AND OTHER PROMOTIONAL MATERIAL

5.1          For purposes of this Article V, the phrase “sales literature and other promotional material” includes, but is not limited to, advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media, (i.e., on-line networks such as the Internet or other electronic messages)), any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, educational or training materials or other communications distributed or made generally available to some or all agents or employees, registration statements, prospectuses, SAIs, shareholder reports, and proxy materials and any amendments or supplements to, or reprints or excerpts of, any of the above and any other material constituting sales literature or advertising under FINRA rules, the 1933 Act or the 1940 Act.

5.2          The Company will furnish, or will cause to be furnished, to the Fund or the Adviser, each piece of sales literature and other promotional material in which the Fund or the Adviser is named, at least ten (10) Business Days prior to its use.  No such material will be used if the Adviser or the Fund reasonably objects to such use within five (5) Business Days after receipt of such material.

5.3          The Company will not give any information or make any representations or statements on behalf of the Fund or concerning the Fund in connection with the sale of the Contracts other than the information or representations contained in sales literature and other promotional material provided by the Adviser or the Fund, except with permission of the Fund or the Adviser.  The Fund and the Adviser agree to respond to any request for approval on a prompt and timely basis.

5.4          The Fund or the Adviser will furnish, or will cause to be furnished, to the Company or its designee, each piece of sales literature and other promotional material in which the Company or its separate account is named, at least ten (10) Business Days prior to its use.  No such material will be used if the Company reasonably objects to such use within five (5) Business Days after receipt of such material.

5.5          The Fund and the Adviser will not give any information or make any representations or statements on behalf of the Company or concerning the Company, each Account, or the Contracts other than the information or representations contained in sales literature and other promotional material provided by the Company, except with permission of the Company.  The Company agrees to respond to any request for approval on a prompt and timely basis.

5.6          The Adviser or the Fund will provide to the Company at least one complete copy of all sales literature and other promotional material, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Fund or its shares, within a reasonable time after the filing of each such document with the Commission or FINRA.

5.7          The Company will provide to the Adviser and the Fund at least one complete copy of all solicitations for voting instructions, sales literature and other promotional material, applications for exemptions, requests for no action letters, and all amendments to any of the above, that relate to the Contracts or each Account, contemporaneously with the filing of each such document with the Commission or FINRA (except that with respect to post-effective amendments to such prospectuses and SAIs and sales literature and promotional material, only those prospectuses and SAIs and sales literature and other promotional material that relate to or refer to the Fund will be provided).  In addition, the Company will provide to the Fund at least one complete copy of (i) a registration statement that relates to the Contracts or each Account, containing representative and relevant disclosure concerning the Fund; and (ii) any post-effective amendments to any registration statements relating to the Contracts or such Account that refer to or relate to the Fund.

5.8       The Fund and the Adviser hereby consent to the Company's use of the names of the Fund and/or the Adviser, as well as the names of the Portfolios set forth in Schedule B of this Agreement, in connection with marketing the Contracts, subject to the terms of Sections 5.1 of  this Agreement.  The Company acknowledges and agrees that the Adviser and/or its affiliates own all right, title and interest in and to the name and covenants and agrees not, at any time, to challenge the rights of Adviser and/or its affiliates to such name or design, or the validity or distinctiveness thereof.  The Fund and the Adviser hereby consent to the use of any trademark, trade name, service mark or logo used by the Fund or the Adviser, subject to the Fund’s and/or, the Adviser’s  approval of such use and in accordance with reasonable requirements of the 1940 Act or the Adviser.  Such consent will terminate with the termination of this Agreement.  The Adviser or the Fund may withdraw this consent as to any particular use of any such name or identifying marks at any time (i) upon the Adviser’s or Fund’s reasonable determination that such use would have a material adverse effect on the reputation or marketing efforts of the Adviser or the Fund or (ii) if no investment company, or series or class of shares of any investment company advised by Adviser continues to be offered through Contracts issued by the Company; provided however, that Adviser may, in its individual discretion, continue to use materials prepared or printed prior to the withdrawal of such authorization.  The Company agrees and acknowledges that all use of any designation comprised in whole or in part of the name, trademark, trade name, service mark and logo under this Agreement shall inure to the benefit of the Fund and/or the Adviser.

5.9                The Fund, the Adviser, and the Company agree to adopt and implement procedures reasonably designed to ensure that information concerning the Company, the Fund, or the Adviser, respectively, and their respective affiliated companies, that is intended for use only by investment professionals selling the Contracts is properly marked as not for use with the general public and that such information is only so used.

Section 2.

Section 3.ARTICLES VI – FEES, COSTS AND EXPENSES

6.1       The Fund will pay no fee or other compensation to the Company under this Agreement except that, for Class II shares only, the Distributor may, on behalf of the Fund, make payments as set forth in Schedule D to the Company out of the Fund’s own assets pursuant to Rule 12b-1 under the 1940 Act in recognition of the distribution related activities and shareholder service activities provided by the Company on behalf of the Fund to Contract owners who allocate assets to the Class II Portfolios.

6.2       All expenses incident to performance by  the Fund of this Agreement will be paid by the Fund to the extent permitted by law.  The Fund will bear the expenses for the cost of registration and qualification of the Fund's shares, including without limitation, the preparation of and filing all applicable forms with the SEC; and, except as stated herein, payment of all applicable registration or filing fees with respect to shares of the Fund; preparation and filing of the Fund's prospectus, SAI and registration statement, proxy materials and reports; typesetting the Fund's prospectus; typesetting and printing proxy materials and reports to Contract owners (including the costs of printing a Fund prospectus that constitutes an annual report); the preparation of all statements and notices required by any federal or state law; all taxes on the issuance or transfer of the Fund's shares; any expenses permitted to be paid or assumed by the Fund pursuant to a plan, if any, under Rule 12b-1 under the 1940 Act; and other costs associated with preparation of prospectuses and SAIs for the Designated Portfolios in electronic or typeset format.

6.3       Except as otherwise provided in this Agreement, each party shall bear all expenses incidental to the performance of its obligations under this Agreement.

Section 4.

Section 5.ARTICLE VII – MIXED & SHARED FUNDING RELIEF

7.1       The Fund represents and warrants that it has applied for and received an order (File No. IC-27999) from the Commission granting Participating Insurance Companies and variable annuity separate accounts and variable life insurance separate accounts relief from the provisions of Sections 9(a), 13(a), 15(a), and 15(b) of the 1940 Act and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of the Fund to be sold to and held by variable annuity separate accounts and variable life insurance separate accounts of both affiliated and unaffiliated Participating Insurance Companies and qualified pension and retirement plans outside of the separate account context (the “Mixed and Shared Funding Exemptive Order”).  The parties to this Agreement agree that the conditions or undertakings specified in the Mixed and Shared Funding Exemptive Order, when granted, and that may be imposed on the Company, the Fund and/or the Adviser by virtue of the receipt of such order by the Commission, will be incorporated herein by reference, and such parties agree to comply with such conditions and undertakings to the extent applicable to each such party.

ARTICLE VIII – INDEMNIFICATION

8.1       Indemnification by the Company

                                (a)           The Company agrees to indemnify and hold harmless the Fund, the Adviser, the Distributor, and each person, if any, who controls or is associated with the Fund, the Adviser, or the Distributor within the meaning of such term under the federal securities laws and any director, trustee, officer, employee or agent of the foregoing (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or actions in respect thereof (including reasonable legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements:

                        (1)        arise out of any untrue statement or alleged untrue statement of any material fact contained in the registration statement, prospectus or SAI for the Contracts or contained in the Contracts or sales literature or other promotional material for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of the omission or alleged omission to state therein a material fact required to be stated or necessary to make such statements not misleading in light of the circumstances in which they were made; provided that this agreement to indemnify will not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Fund or  the Adviser for use in the registration statement, prospectus or SAI for the Contracts or in the Contracts or sales literature or other promotional material (or any amendment or supplement to any of the foregoing) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

                                (2)           arise out of or as a result of statements or representations by or on behalf of the Company (other than statements or representations contained in the Fund registration statement, prospectus, SAI or sales literature or other promotional material of the Fund, or any amendment or supplement to the foregoing, not supplied by the Company or persons under its control) or wrongful conduct of the Company or persons under its control, with respect to the sale or distribution of the Contracts or Fund shares; or

                                (3)           arise out of untrue statement or alleged untrue statement of a material fact contained in the Fund registration statement, prospectus, SAI or sales literature or other promotional material of the Fund (or any amendment or supplement to the foregoing) or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make such statements not misleading in light of the circumstances in which they were made, if such a statement or omission was made in reliance upon and in conformity with information furnished to the Fund by or on behalf of the Company or persons under its control; or

                                (4)           arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement (including a failure of the Company, whether unintentional or in good faith or otherwise, to comply with the qualification requirements specified in Section 2.2 of this Agreement); or

                                (5)           arise out of any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of any other material breach by the Company of this Agreement; except to the extent provided in Sections 8.1(b) and 8.4 hereof.  This indemnification will be in addition to any liability that the Company otherwise may have.

                                (b)           No party will be entitled to indemnification under Section 8.1(a) if such loss, claim, damage, liability, expense action or settlement is due to the willful misfeasance, bad faith, or gross negligence in the performance of such party's duties under this Agreement, or by reason of such party's reckless disregard of its obligations or duties under this Agreement.

                (c)           The Indemnified Parties promptly will notify the Company of the commencement of any litigation, proceedings, complaints or actions by regulatory authorities against them in connection with the issuance or sale of the Fund shares or the Contracts or the operation of the Fund.

8.2       Indemnification by the Adviser

                                (a)           The Adviser agrees to indemnify and hold harmless the Company and each person, if any, who controls or is associated with the Company within the meaning of such term under the federal securities laws and any director, officer, employee or agent of the foregoing (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of the Adviser) or actions in respect thereof (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements:

                        (1)        arise out of or as a result of statements or representations (other than statements or representations contained in the Contracts or in the Contract registration statements, prospectuses or SAIs or sales literature or other promotional material for the Contracts, or any amendment or supplement to the foregoing, not supplied by the Adviser or persons under the control of the Adviser) or wrongful conduct of the Adviser or persons under the control of the Adviser, with respect to the sale or distribution of the Contracts shares; or

                                (2)           arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, SAI or sales literature or other promotional material covering the Contracts (or any amendment or supplement thereto), or the omission or alleged omission to state therein a material fact required to be stated or necessary to make such statement or statements not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Adviser or persons under its control for use in the registration statement, prospectus or SAI covering the Contracts or in sales literature or other promotional materials for the Contracts; or

                                (3)           arise as a result of any failure by the Adviser to provide the services and furnish the materials under the terms of this Agreement; or

                                (4)           arise out of or result from any material breach of any representation and/or warranty made by the Adviser in this Agreement, or arise out of or result from any other material breach of this Agreement by the Adviser (including a failure, whether intentional or in good faith or otherwise, to comply with the diversification requirements specified in Article III, Section 3.3 of this Agreement); except to the extent provided in Sections 8.2(b) and 8.4 hereof.  This indemnification will be in addition to any liability that the Adviser otherwise may have.

                                (b)           No party will be entitled to indemnification under Section 8.2(a) if such loss, claim, damage, liability, expense, action or settlement is due to the willful misfeasance, bad faith, or negligence in the performance of such party's duties under this Agreement, or by reason of such party's reckless disregard of its obligations or duties under this Agreement.

                                (c)           The Indemnified Parties will promptly notify the Adviser of the commencement of any litigation, proceedings, complaints or actions by regulatory authorities against them in connection with the issuance or sale of the Contracts or the operation of the Account.

8.3       Indemnification by the Fund

            (a)        The Fund agrees to indemnify and hold harmless the Company and each person, if any, who controls or is associated with the Company within the meaning of such term under the federal securities laws and any director, officer, employee or agent of the foregoing (collectively, the “Indemnified Parties” for purposes of this Section 8.3) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of the Fund) or action in respect thereof (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements, are related to the operations of the Fund and:

                                (1)           arise as a result of any failure by the Fund to provide the services and furnish the materials under the terms of this Agreement; or

                                (2)           arise out of any material breach of any representation and/or warranty made by the Fund in this Agreement or arise out of any other material breach of this Agreement by the Fund (including a failure, whether intentional or in good faith or otherwise, to comply with the diversification requirements specified in Article III, Section 3.3 of this Agreement); except to the extent provided in Sections 8.3(b) and 8.4 hereof. This indemnification will be in addition to any liability that the Fund otherwise may have.

                                (b)           No party will be entitled to indemnification under Section 8.3(a) if such loss, claim, damage, liability, expense action or settlement is due to the willful misfeasance, bad faith, or gross negligence in the performance of such party's duties under this Agreement, or by reason of such party's reckless disregard of its obligations and duties under this Agreement.  The parties acknowledge  that the Fund’s indemnification obligations under this Section 8.3 are subject to applicable law.

                                (c)           The Indemnified Parties will promptly notify the Fund of the commencement of any litigation, proceedings, complaints or actions by regulatory authorities against them in connection with the issuance or sale of the Contracts or the operation of the Account.

8.4                          Indemnification by the Distributor

(a)                           The Distributor agrees to indemnify and hold harmless the Company and each person, if any, who controls or is associated with the Company within the meaning of such term under the federal securities laws and any director, officer, employee or agent of the foregoing (collectively, the “Indemnified Parties” for purposes of this Section 8.4) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of the Distributor) or actions in respect thereof (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements:

                                (1)           arise as a result of any failure by the Distributor to provide the services under the terms of this Agreement; or

                                (2)           arise out of or result from any material breach of any representation and/or warranty made by the Distributor in this Agreement, or arise out of or result from any other material breach of this Agreement by the Distributor.

                                (b)           No party will be entitled to indemnification under Section 8.4(a) if such loss, claim, damage, liability, expense, action or settlement is due to the willful misfeasance, bad faith, or gross negligence in the performance of such party's duties under this Agreement, or by reason of such party's reckless disregard of its obligations or duties under this Agreement.

                                (c)           The Indemnified Parties will promptly notify the Distributor of the commencement of any litigation, proceedings, complaints or actions by regulatory authorities against them in connection with the issuance or sale of the Contracts or the operation of the Account.

8.5       Indemnification Procedure

                Any person obligated to provide indemnification under this Article VIII (“Indemnifying Party” for the purpose of this Section 8.4) will not be liable under the indemnification provisions of this Article VIII with respect to any claim made against a party entitled to indemnification under this Article VIII (“Indemnified Party” for the purpose of this Section 8.4) unless such Indemnified Party will have notified the Indemnifying Party in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim upon such Indemnified Party (or after such party will have received notice of such service on any designated agent), but failure to notify the Indemnifying Party of any such claim will not relieve the Indemnifying Party from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of the indemnification provision of this Article VIII, except to the extent that the failure to notify results in the failure of actual notice to the Indemnifying Party and such Indemnifying Party is damaged solely as a result of failure to give such notice.  In case any such action is brought against the Indemnified Party, the Indemnifying Party will be entitled to participate, at its own expense, in the defense thereof.  The Indemnifying Party also will be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action.  After notice from the Indemnifying Party to the Indemnified Party of the Indemnifying Party's election to assume the defense thereof, the Indemnified Party will bear the fees and expenses of any additional counsel retained by it, and the Indemnifying Party will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation, unless: (a) the Indemnifying Party and the Indemnified Party will have mutually agreed to the retention of such counsel; or (b) the named parties to any such proceeding (including any impleaded parties) include both the Indemnifying Party and the Indemnified Party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them.  The Indemnifying Party will not be liable for any settlement of any proceeding effected without its written consent but if settled with such consent or if there is a final judgment for the plaintiff, the Indemnifying Party agrees to indemnify the Indemnified Party from and against any loss or liability by reason of such settlement or judgment.  A successor by law of the parties to this Agreement will be entitled to the benefits of the indemnification contained in this Article VIII.  The indemnification provisions contained in this Article VIII will survive any termination of this Agreement.

2.1         ARTICLE IX – APPLICABLE LAW

9.1          This Agreement will be construed and the provisions hereof interpreted under and in accordance with the laws of the State of Colorado.

9.2          This Agreement will be subject to the provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the Commission may grant (including, but not limited to, the Mixed and Shared Funding Exemptive Order) and the terms hereof will be interpreted and construed in accordance therewith. If, in the future, the Mixed and Shared Funding Order should no longer be necessary under applicable law, then Article VII hereof shall no longer apply.

Section 6.ARTICLE X – TERMINATION

10.1        This Agreement will terminate:

                                (a)           at the option of any party, with or without cause, with respect to one, some or all of the Portfolios, upon six (6) month's advance written notice to the other parties or, if later, upon receipt of any required exemptive relief or orders from the SEC, unless otherwise agreed in a separate written agreement among the parties; or

                                (b)           at the option of the Company, upon written notice to the other parties, with respect to any Portfolio if shares of the Portfolio are not reasonably available to meet the requirements of the Contracts as determined in good faith by the Company; or

                                (c)           at the option of the Company, upon written notice to the other parties, with respect to any Portfolio in the event any of the Portfolio's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued by Company; or

                                (d)           at the option of the Fund, upon written notice to the other parties, upon institution of formal proceedings against the Company by FINRA, the Commission, or any state securities or insurance department or any other regulatory body regarding the Company's duties under this Agreement or related to the sale of the Contracts, the administration of the Contracts, the operation of the Account, or the purchase of the Fund shares, provided that the Fund determines in its sole judgment, exercised in good faith, that any such proceeding would have a material adverse effect on the Company's ability to perform its obligations under this Agreement; or

                                (e)           at the option of the Company, upon written notice to the other parties, upon institution of formal proceedings against the Fund, the Distributor, or the Adviser by FINRA, the Commission or any state securities or insurance department or any other regulatory body, provided that the Company determines in its sole judgment, exercised in good faith, that any such proceeding would have a material adverse effect on the Fund's, the Distributor’s, or the Adviser's ability to perform its obligations under this Agreement; or

                                (f)            at the option of the Company, upon written notice to the other parties, if the Fund ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or under any successor or similar provision, or if the Company reasonably and in good faith believes that the Fund may fail to so qualify; or

                                (g)           at the option of the Company, upon written notice to the other parties, with respect to any Portfolio if the Fund fails to meet the diversification requirements specified in Section 3.3 hereof or if the Company reasonably and in good faith believes the Fund may fail to meet such requirements; or

                                (h)           at the option of any party to this Agreement, upon written notice to the other parties, upon another party's material breach of any provision of this Agreement; or

                                (i)            at the option of the Company, if the Company determines in its sole judgment exercised in good faith that either the Fund or the Adviser has suffered a material adverse change in its business, operations or financial condition since the date of this Agreement or is the subject of material adverse publicity that is likely to have a material adverse impact upon the business and operations of the Company, such termination to be effective sixty (60) days' after receipt by the other parties of written notice of the election to terminate; or

                                (j)            at the option of the Fund or the Adviser, if the Fund or Adviser respectively, determines in its sole judgment exercised in good faith that the Company has suffered a material adverse change in its business, operations or financial condition since the date of this Agreement or is the subject of material adverse publicity that is likely to have a material adverse impact upon the business and operations of the Fund or the Adviser, such termination to be effective sixty (60) days' after receipt by the other parties of written notice of the election to terminate; or

                                (k)           at the option of the Company or the Fund upon receipt of any necessary regulatory approvals and/or the vote of the Contract owners having an interest in the Account (or any sub-account) to substitute the shares of another investment company for the corresponding Portfolio's shares of the Fund in accordance with the terms of the Contracts for which those Portfolio shares had been selected to serve as the underlying portfolio.  The Company will give sixty (60) days' prior written notice to the Fund of the date of any proposed vote or other action taken to replace the Fund's shares or of the filing of any required regulatory approval(s); or

                                (1)           at the option of the Company or the Fund upon a determination by a majority of the Fund Board, or a majority of the disinterested Fund Board members, that an irreconcilable material conflict exists among the interests of:  (1) all Contract owners of variable insurance products of all separate accounts; or (2) the interests of the Participating Insurance Companies investing in the Fund as set forth in Article VII of this Agreement; or

(m)       at the option of the Fund or the Adviser, by written notice to the Company, in the event that the Contracts fail to meet the qualifications specified in Section 2.2 hereof or if the Fund or the Adviser reasonably and in good faith believes the Contracts may fail to meet such requirements; or

                                (n)           in the event any of the Contracts are not issued or sold in accordance with applicable federal and/or state law.

10.2        Notice Requirement

                                (a)           No termination of this Agreement, except a termination under Section 10.1(n) of this Agreement, will be effective unless and until the party terminating this Agreement gives prior written notice to all other parties of its intent to terminate, which notice will set forth the basis for the termination.

                                (b)           In the event that any termination of this Agreement is based upon the provisions of Article VII, such prior written notice will be given in advance of the effective date of termination as required by such provisions.

10.3     Effect of Termination

                Notwithstanding any termination of this Agreement, the Fund, the Adviser and the Distributor will, at the option of the Fund, continue to make available additional shares of the Fund pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as “Existing Contracts”).  Specifically, without limitation, the owners of the Existing Contracts will be permitted to reallocate investments in the Designated Portfolios (as in effect on such date), redeem investments in the Designated Portfolios and/or invest in the Designated Portfolios upon the making of additional purchase payments under the Existing Contracts.  In such event, the Company shall continue to serve as an agent of the Fund for the limited purpose of receiving instructions from the owners of the Existing Contracts with respect to purchase and redemption orders for shares of the Portfolios and transmitting corresponding orders to the Fund and/or its agent in accordance with this Agreement.  The parties agree that this Section 10.3 will not apply to any terminations under Article VII and the effect of such Article VII terminations will be governed by Article VII of this Agreement.

10.4          Surviving Provisions

            Notwithstanding any termination of this Agreement, each party's obligations under Article VIII to indemnify other parties will survive and not be affected by any termination of this Agreement.  In addition, with respect to Existing Contracts, all provisions of this Agreement also will survive and not be affected by any termination of this Agreement.  In addition, Article 12.14 shall continue in full force and effect notwithstanding the termination of this Agreement.

(1)                  ARTICLE XI – NOTICES

Any notice will be deemed duly given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other parties.

If to the Company:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

with a copy to:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Attention: General Counsel

If to the Fund:

ALPS Variable Investment Trust

                        1290 Broadway, Suite 1100

                        Denver, Colorado  80203

                        Attn:  President

If to the Adviser:

                                                ALPS Advisors, Inc.

                        1290 Broadway, Suite 1100

                        Denver, Colorado  80203

                        Attn:  General Counsel

If to the Distributor:

                                                ALPS Portfolio Solutions Distributor, Inc.

                        1290 Broadway, Suite 1100

                        Denver, Colorado  80203

                        Attn:  General Counsel

ARTICLE XII – MISCELLANEOUS

12.1        All persons dealing with the Fund must look solely to the property of the Fund, and in the case of a series company such as the Fund, the respective applicable Designated Portfolios listed on Schedule A hereto as though each such Designated Portfolio had separately contracted with the Company for the enforcement of any claims against the Fund.  The parties agree that neither the Board, officers, agents or shareholders of the Fund assume any personal liability or responsibility for obligations entered into by or on behalf of the Fund.

12.2        Each party herein represents that it is either a financial institution subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA Patriot Act”) and the Bank Secrecy Act (collectively, the “AML Acts”) or it shall perform under this Agreement and sell the Contracts as if it were subject to the AML Acts, which require among other things, that financial institutions adopt compliance programs to guard against money laundering, and it is covered by a program that complies with the AML Acts and applicable anti-money laundering (“AML”) rules of self regulatory organizations, such as NASD Rule 3011, in all relevant respects.  The Company agrees to cooperate with the Distributor to satisfy the Distributor’s due diligence policies, which may include annual AML compliance certifications, periodic AML due diligence reviews and/or other requests deemed necessary to ensure the Company’s compliance with the AML regulations.  The Company acknowledges that the Fund may reject or refuse orders for the sale of shares with respect to customers for which the Company serves as nominee if the Company has not adopted and does not implement anti-money laundering policies and procedures as required by the USA Patriot Act or as necessary for the Fund or Distributor to comply with either’s internal policies, the USA Patriot Act and relevant rules and regulations, as applicable.

12.3        In addition, the parties hereto agree that any Nonpublic Personal Information, as the term is defined in SEC Regulation S-P (“Reg S-P”), that may be disclosed by a party hereunder is disclosed for the specific purpose of permitting the other party to perform the services set forth in this Agreement.  Each party agrees that, with respect to such information, it will comply with Reg S-P and any other applicable regulations and that it will not disclose any Nonpublic Personal Information received in connection with this Agreement or any other party, except to the extent required to carry out the services set forth in this Agreement or as otherwise permitted by law.

12.4        The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

12.5        This Agreement may be executed simultaneously in two or more counterparts, each of which taken together will constitute one and the same instrument.

12.6     If any provision of this Agreement will be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement will not be affected thereby.

12.7     This Agreement will not be assigned by any party hereto without the prior written consent of all the  parties.

12.8     The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal law.

12.9     The parties to this Agreement acknowledge and agree that this Agreement shall not be exclusive in any respect.

12.10   Each party to this Agreement will cooperate with each other party and all appropriate governmental authorities (including without limitation the Commission, FINRA and state insurance regulators)  and will permit each other and such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

12.11   Each party represents that the execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by all necessary corporate or board action, as applicable, by such party and when so executed and delivered this Agreement will be the valid and binding obligation of such party enforceable in accordance with its terms.

12.12   The parties to this Agreement may amend the schedules to this Agreement in writing from time to time to reflect changes in or relating to the Contracts, the Accounts or the Portfolios of the Fund or other applicable terms of this Agreement.

12.13   a.         Agreement to Provide Information.  Company agrees to provide the Fund, upon written request, the taxpayer identification number (“TIN”), the Individual/International Taxpayer Identification Number (“ITIN”), or other government-issued identifier (“GII”), if known, of any or all Shareholder(s) of the account and the amount, date, name or other identifier of any investment professional(s) associated with the Shareholder(s) or account (if known), and transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer, or exchange of Shares held through an account maintained by the Company during the period covered by the request.

(i)         Period Covered by Request.  Requests must set forth a specific period, not to exceed 90 calendar days from the date of the request, for which transaction information is sought.  The Fund may request transaction information older than 90 calendar days from the date of the request as it deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Fund.

(ii)        Form and Timing of Response.

(a) The Company agrees to provide, promptly upon request of the Fund or its designee, the requested information specified in Article 12.9(a).  If requested by the Fund or its designee, the Company agrees to use best efforts to determine promptly whether any specific person about whom it has received the identification and transaction information specified in Article 12.9(a) is itself a financial intermediary (“Indirect Intermediary”) and, upon further request of the Fund or its designee, promptly either (i) provide (or arrange to have provided) the information set forth in Article 12.9(a) for those Shareholders who hold an account with an Indirect Intermediary or (ii) restrict or prohibit the Indirect Intermediary from purchasing, in nominee name on behalf of other persons, securities issued by the Fund.  The Company additionally agrees to inform the Fund whether it plans to perform (i) or (ii).

(b) Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the parties.

(c) To the extent practicable, the format for any transaction information provided to the Fund should be consistent with the NSCC Standardized Data Reporting Format.

(iii)       Limitations on Use of Information.  The Fund agrees not to use the information received for marketing or any other similar purpose without the prior written consent of the Company.

b.         Agreement to Restrict Trading.  The Company agrees to execute written instructions from the Fund to restrict or prohibit further purchases or exchanges of Shares by a Shareholder that has been identified by the Fund as having engaged in transactions of the Fund’s Shares (directly or indirectly through the Company’s account) that violate policies established or utilized by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Fund.

(i)         Form of Instructions.  Instructions between the parties to restrict or prohibit further purchases or exchanges of Fund Shares must include the TIN, ITIN, or GII, if known, and the specific restriction(s) to be executed.  If the TIN, ITIN, or GII is not known, the instructions must include an equivalent identifying number of the Shareholder(s) or account(s) or other agreed upon information to which the instruction relates.

(ii)        Timing of Response.  The Company agrees to execute instructions as soon as reasonably practicable, but not later than five business days after receipt of the instructions by the Company.

(iii)       Confirmation by the Company.  The Company must provide written confirmation to the Fund that instructions have been executed.  The Company agrees to provide confirmation as soon as reasonably practicable, but not later than ten business days after the instructions have been executed.

c.         Definitions.  For purposes of this Agreement:

(i)         Pursuant to Article 12.13, and only Article 12.13 herein, the term “Fund” also includes the Fund’s principal underwriter and transfer agent.  The term does not include any “excepted funds” as defined in SEC Rule 22c-2(b) under the 1940 Act.

(ii)        The term “Shares” means the interest of Shareholders corresponding to the redeemable securities of record issued by the Fund under the 1940 Act that are held by the Company.

(iii)       The term “Shareholder” means the beneficial owner of Shares, whether the Shares are held directly or by the Company in nominee name.

(iv)             The term “written” includes electronic writings and facsimile transmissions.

(v)               The term “Company” shall mean a “financial intermediary” as defined in SEC Rule 22c-2.

(vi)             The term “purchase” does not include automatic reinvestment of dividends.

(vii)      The term “promptly” as used in Article 12.13(a)(ii) shall mean as soon as practicable but in no event later than 5 business days from the Company’s receipt of the request for information from the Fund or its designee.

12.14      Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement and subject to the requirements of legal process and regulatory authority, shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected party until such time as such information has come into the public domain.  This provision shall not apply to information in a party’s possession that has been lawfully obtained from other sources or independently developed by such party without reference to or reliance on information obtained from any other party hereto.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and behalf by its duly authorized representative as of the date specified above.

                                                            COMPANY

                                                            By:       ______________________________

                                                            Name:  ______________________________

                                                            Title:    ______________________________

                                                            ALPS VARIABLE INVESTMENT TRUST

                                                            By:       ______________________________

                                                                        Name:

                                                                        Title:

                                                            ALPS ADVISORS, INC.

                                                            By:       ______________________________

                                                                        Name:

                                                                        Title:

                                                            ALPS PORTFOLIO SOLUTIONS DISTRIBUTOR, INC.

                                                            By:       ______________________________

                                                                        Name:

                                                                        Title

Section 7.PARTICIPATION AGREEMENT

1.                               SCHEDULE A

(b)

The following Separate Accounts and Associated Contracts of __Midland National Life Insurance Company_________________________ are permitted in accordance with the provisions of this Agreement to invest in Portfolios of the Fund shown in Schedule B:

Contracts Funded by Separate Account                                  Name of Separate Account

LiveWell Variable Annuity                                                      Separate Account C

Section 8.PARTICIPATION AGREEMENT

i.                          SCHEDULE B

The Separate Account(s) shown on Schedule A may invest in the following Portfolios of the Fund.

Section 9.ALPS VARIABLE INVESTMENT TRUST

Section 10.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class I/Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class I/Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class I/Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class I/Class II)

Ibbotson Conservative ETF Asset Allocation Portfolio (Class I/Class II)

Ibbotson MVP ETF Portfolio (Class I/Class II/Class III)

ALPS/Alerian Energy Infrastructure Portfolio (Class I/Class III)

ALPS/Stadion Tactical Defensive Portfolio (Class I/Class III)

Section 11.PARTICIPATION AGREEMENT

i.                          SCHEDULE C

1.                               PROXY VOTING PROCEDURES

The following is a list of procedures and corresponding responsibilities for the handling of proxies and voting instructions relating to the Fund.  The defined terms herein shall have the meanings assigned in the Participation Agreement except that the term “Company” shall also include the department or third party, if any, assigned by the Company to perform the steps delineated below.

1.      The proxy proposals are given to the Company by the Fund as early as possible before the date set by the Fund for the shareholder meeting to enable the Company to consider and prepare for the solicitation of voting instructions from owners of the Contracts and to facilitate the establishment of tabulation procedures.  At this time the Fund will inform the Company of the Record, Mailing and Meeting dates.  This will be done verbally approximately two months before the shareholder meeting.

2.      Promptly after the Record Date, the Company will perform a “tape run”, or other activity, which will generate the names, addresses and number of units attributable to each contract owner/policyholder (the “Customer”) as of the Record Date.  Allowance should be made for account adjustments made after this date that could affect the status of the Customers' accounts as of the Record Date.

Note: The number of proxy statements is determined by the activities described in this Step #2.  The Company will use its best efforts to call in the number of Customers to the Fund, as soon as possible, but no later than two weeks after the Record Date.

3.      The Fund's Annual Report must be sent to each Customer by the Company either before or together with the Customers' receipt of voting instruction solicitation material.  The Fund will provide the last Annual Report to the Company pursuant to the terms of Section 6.2 of the Agreement to which this Schedule relates.

4.      The text and format for the Voting Instruction Cards (“Cards” or “Card”) is provided to the Company by the Fund.  The Company, at its expense, shall produce and personalize the Voting Instruction Cards.  The Fund or its affiliate must approve the Card before it is printed.  Allow approximately 2-4 business days for printing information on the Cards.  Information commonly found on the Cards includes:

▪     name (legal name as found on account registration)

▪     address

▪     Fund or account number

▪     coding to state number of units

▪     individual Card number for use in tracking and verification of votes (already on Cards as printed by the Fund).

(This and related steps may occur later in the chronological process due to possible uncertainties relating to the proposals.)

5.      During this time, the Fund will develop, produce and pay for the Notice of Proxy and the Proxy Statement (one document).  Printed and folded notices and statements will be sent to Company for insertion into envelopes (envelopes and return envelopes are provided and paid for by the Company).  Contents of envelope sent to Customers by the Company will include:

▪     Voting Instruction Card(s)

▪     one proxy notice and statement (one document)

▪     return envelope (postage pre-paid by Company) addressed to the Company or its tabulation agent

▪     “urge buckslip” - optional, but recommended.  (This is a small, single sheet of paper that requests Customers to vote as quickly as possible and that their vote is important.  One copy will be supplied by the Fund.)

▪     cover letter - optional, supplied by Company and reviewed and approved in advance by the Fund

6.      The above contents should be received by the Company approximately 3-5 business days before mail date.  Individual in charge at Company reviews and approves the contents of the mailing package to ensure correctness and completeness.  Copy of this approval sent to the Fund.

7.      Package mailed by the Company.

*    The Fund must allow at least a 15-day solicitation time to the Company as the shareowner.  (A 5-week period is recommended.)  Solicitation time is calculated as calendar days from (but NOT including,) the meeting, counting backwards.

8.      Collection and tabulation of Cards begins.  Tabulation usually takes place in another department or another vendor depending on process used.  An often used procedure is to sort Cards on arrival by proposal into vote categories of all yes, no, or mixed replies, and to begin data entry.

Note:  Postmarks are not generally needed. A need for postmark information would be due to an insurance company's internal procedure and has not been required by the Fund in the past.

9.      Signatures on Card checked against legal name on account registration printed on the Card.

Note:  For Example, if the account registration is under “John A. Smith, Trustee,” then that is the exact legal name to be printed on the Card and is the signature needed on the Card.

10.  If Cards are mutilated, or for any reason are illegible or are not signed properly, they are sent back to Customer with an explanatory letter and a new Card and return envelope.  The mutilated or illegible Card is disregarded and considered to be NOT RECEIVED for purposes of vote tabulation.  Any Cards that have been “kicked out” (e.g. mutilated, illegible) of the procedure are “hand verified,” i.e., examined as to why they did not complete the system.  Any questions on those Cards are usually remedied individually.

11.  There are various control procedures used to ensure proper tabulation of votes and accuracy of that tabulation.  The most prevalent is to sort the Cards as they first arrive into categories depending upon their vote; an estimate of how the vote is progressing may then be calculated.  If the initial estimates and the actual vote do not coincide, then an internal audit of that vote should occur.  This may entail a recount.

12.  The actual tabulation of votes is done in units that are then converted to shares. (It is very important that the Fund receives the tabulations stated in terms of a percentage and the number of SHARES.)  The Fund must review and approve tabulation format.

13.  Final tabulation in shares is verbally given by the Company to the Fund on the morning of the meeting not later than 10:00 a.m. Eastern time.  The Fund may request an earlier deadline if reasonable and if required to calculate the vote in time for the meeting.

14.  A Certification of Mailing and Authorization to Vote Shares will be required from the Company as well as an original copy of the final vote. The Fund will provide a standard form for each Certification.

15.  The Company will be required to box and archive the Cards received from the Customers.  In the event that any vote is challenged or if otherwise necessary for legal, regulatory, or accounting purposes, the Fund will be permitted reasonable access to such Cards.

16.  All approvals and “signing-off” may be done orally, but must always be followed up in writing.

Section 12.

Section 13.PARTICIPATION AGREEMENT

i.                          SCHEDULE D

In consideration of the services performed pursuant to this Agreement and as set forth below the following fee/payment schedule shall apply.

All Designated Portfolios

Name of Portfolio	Share Class	12b-1 Fee	Shareholder Service Fee
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Class I	None	None
	Class II	0.25%	None
Ibbotson Growth ETF Asset Allocation Portfolio	Class I	None	None
	Class II	0.25%	None
Ibbotson Balanced ETF Asset Allocation Portfolio	Class I	None	None
	Class II	0.25%	None
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Class I	None	None
	Class II	0.25%	None
Ibbotson Conservative ETF Asset Allocation Portfolio	Class I	None	None
	Class II	0.25%	None
Ibbotson MVP ETF Portfolio	Class I	None	None
	Class II	0.25%	None
	Class III	0.25%	0.25%
ALPS/Alerian Energy Infrastructure Portfolio	Class I	None	None
	Class III	0.25%	0.25%
ALPS/Stadion Tactical Defensive Portfolio	Class I	None	None
	Class III	0.25%	0.25%

In accordance with each Portfolio’s then current prospectus, all fees, if any, shall be paid based on the average daily net asset value of outstanding shares held by shareholders receiving services described in the Agreement. Such payments shall be computed daily and paid monthly in arrears. The determination of average daily net assets shall be made at the close of each Business Day.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio and Ibbotson Conservative ETF Asset Allocation Portfolio Only

Total Assets Attributable to Shares of the Designated Portfolios Held by the Accounts From	Total Assets Attributable to Shares of the Designated Portfolios Held by the Accounts To	Revenue Sharing Will be Paid by Adviser at an Annual Rate of
$0.00	$249,999,999.99	0.125%
$250,000,000.00	$999,999,999.99	0.150%
$1,000,000,000.00	$2,249,999,999.99	0.175%
$2,500,000,000.00	above	0.200%

Such payments shall be computed daily and paid monthly in arrears.  The determination of total assets attributable to shares of the Designated Portfolios held by the Accounts shall be made at the close of each Business Day.  The foregoing revenue sharing payments will be made solely in connection with assets attributable to Shares of the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio and Ibbotson Conservative ETF Asset Allocation Portfolio.

24(b)(8)(aaa)

FUND PARTICIPATION AND SERVICE AGREEMENT

            Midland National Life Insurance Company (“Insurance Company”), for itself and on behalf of one or more separate accounts of the Insurance Company (“Separate Accounts”), American Funds Distributors, Inc. (“AFD”), American Funds Service Company (“Transfer Agent”), Capital Research and Management Company (“CRMC”), and the American Funds Insurance Series (the “Series”), an open-end investment company for which AFD, CRMC and Transfer Agent provide services and which is divided into funds (hereinafter collectively called the “Funds” and, individually, a “Fund”), for good and valuable consideration, hereby agree on this ____ day of ___________ 2014, that Class shares of the Funds (“Class 4 Shares”) shall be made available to serve as underlying investment media for certain variable annuity contracts (hereinafter called “Contract(s)”; holders of such Contracts hereinafter called “Contractholder(s)”) to be offered by the Insurance Company subject to the following provisions:

1.         Authorization; Services.

a.         As distributor of the Series, AFD agrees to make Class 4 shares of the Funds that offer such share classes available to the Insurance Company for itself and on behalf of the Separate Accounts on the attached Exhibit A pursuant to the terms of this Agreement.  Insurance Company agrees to give the Series and CRMC at least 30 days’ notice prior to adding any additional Funds or share classes of a Fund as underlying investment options to the Contracts.  The Insurance Company will offer shares of the Funds in connection with the sale of Contracts to Contractholders.  Fund shares to be made available to Separate Accounts for the Contracts shall be sold by the Series and purchased by the Insurance Company for a given account in accordance with the provisions of this Agreement and at the net asset value of the respective class of the respective Fund (without the imposition of a sales load) computed in accordance with the provisions of the then current Prospectus of the Series. This Agreement is in all respects subject to statements regarding the sale and repurchase or redemption of shares made in the offering prospectuses of the Funds, and to the applicable Rules of FINRA, which shall control and override any provision to the contrary in this Agreement.

b.                  Transfer Agent hereby appoints Insurance Company as limited agent and designee with respect to shares of the Funds purchased, held, and redeemed by the Separate Accounts solely for purposes of the provisions of this Agreement, and Insurance Company accepts such appointment, on the terms set forth herein.

c.         During the term of this Agreement, Insurance Company shall perform the administrative services (“Services”) set forth on Exhibit B hereto, as such exhibit may be amended from time to time by mutual consent of the parties, in respect of Separate Accounts holding Class 4 Shares of each Fund. In consideration of Insurance Company performing the Services, the Series agrees to pay Insurance Company an administrative services fee of 0.25% of the average daily net asset value of all Class 4 Shares of the Funds held by each Separate Account, payable quarterly, in arrears pursuant to an Insurance Administrative Services Plan adopted by the Series.  The Series shall pay all fees within forty-five (45) days following the end of each calendar quarter for fees accrued during that quarter. The fee will be calculated as the product of (a) the average daily net asset value of all Class 4 Shares, as applicable, of the Funds held by each Separate Account during the quarter; (b) the number of days in the quarter; and (c) the quotient of 0.0025 divided by 365.  The Series shall not be responsible for payment of fees for Services more than six (6) months in arrears in respect of accounts that were not timely identified by Company as eligible for compensation pursuant to this Agreement.  CRMC will evaluate periodically Insurance Company’s service levels, including compliance with established NSCC guidelines, transaction errors, compliance with the prospectus and complaints from Contract owners, in determining whether to continue making payments under the Insurance Administrative Services Plan.  Insurance Company represents to the Series and CRMC that it will not receive compensation for the Services from contractholder fees or any other source.

d.         Insurance Company shall transmit to Transfer Agent or the Funds (or to any agent designated by either of them) such information in the possession of Insurance Company concerning the Contractholders as shall reasonably be necessary for Transfer Agent to provide services as transfer agent for the Funds and as any Fund shall reasonably conclude is necessary to enable that Fund to comply with applicable state Blue Sky laws or regulations.

2.         The Insurance Company will be entitled to a Rule 12b-1 distribution fee paid by the Series, to be accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the Class 4 shares of each Fund attributable to the Contracts for as long as the Series’ Plans of Distribution pursuant to Rule 12b-1 under the 1940 Act remains in effect.

3.         Compliance with Laws; Reliance on Instructions.

a.         AFD and CRMC acknowledge and agree that Insurance Company is not responsible for: (i) any information contained in any prospectus, registration statement, annual report, proxy statement, or item of advertising or marketing material prepared by AFD and/or CRMC, which relates to any Fund; (ii) registration or qualification of any shares of any Fund under any federal or state laws; or (iii) compliance by AFD, CRMC and the Funds with all applicable federal and state laws, rules and regulations, the rules and regulations of any self-regulatory organization with jurisdiction (the foregoing laws, rules and regulations are collectively referred to herein as “Applicable Law”) over AFD, CRMC or Funds, and the provisions of the Funds’ prospectus and statement of additional information.

b.         Insurance Company acknowledges and agrees that it is responsible for (i) any representations concerning the Funds made by Insurance Company or its agents that are not included in the prospectuses, statements of additional information or advertising or marketing material relating to the Funds and prepared or approved in writing by AFD; (ii) satisfying prospectus delivery requirements, to the extent required by law; and (iii) in connection with the services performed in connection with this Agreement, the compliance or failure to comply with any Applicable Law with jurisdiction over Insurance Company.

c.         Insurance Company and its affiliates shall make no representations concerning the Funds’ shares except those contained in the then current Prospectus of the Series, in such printed information subsequently issued on behalf of the Series or other funds managed by CRMC as supplemental to the Series’ Prospectus, in information published on the Series’ or CRMC’s internet site, or in materials approved by AFD, as provided in the Business Agreement in effect among Insurance Company, Sammons Financial Network, LLC, AFD and CRMC dated even date herewith (the “Business Agreement”).

d.         Each party is entitled to rely on any written records or instructions provided to it by responsible persons of the other party(ies).

4.                                  Insurance Company Representations and Warranties.

a.         The Insurance Company represents and warrants that:

(i) it has the corporate power and the authority to enter into and perform all of its duties and obligations under this Agreement;

(ii)  this Agreement constitutes its legal, valid and binding obligation, enforceable against each above-named party in accordance with its terms;

(iii)  no consent or authorization of, filing with, or other act by or in respect of any governmental authority is required in connection with the execution, delivery, performance, validity or enforceability of this Agreement;

(iv)  it will or has established the Separate Accounts as separate accounts under Iowa Insurance law;

(v)  it has registered the Separate Accounts as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to serve as investment vehicles for certain Contracts or, alternatively, has not registered one or more of the Separate Accounts in proper reliance upon an exclusion from registration under the 1940 Act;

(vi)  the Contracts are or will be and at the time of issuance will be treated as annuity contracts and life insurance policies, as applicable, under applicable provisions of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the “Code”), that Insurance Company will maintain such treatment and that it will notify the Series immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future;

(vii)            the offer of the Contracts has been registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended (the “1933 Act”), or it is properly exempt from registration under the 1933 Act, and each such registration statement and any further amendments or supplements thereto will, when they become effective, conform in all material respects to the requirements of the 1933 Act, and the rules and regulations of the SEC thereunder, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that this representation and warranty shall not apply to any statement or omission made in reliance upon and in conformity with the information furnished in writing to Insurance Company by AFD, Transfer Agent, CRMC or the Series expressly for use therein;

(viii)  the Contracts provide for the allocation of net amounts received by the Insurance Company to the Separate Accounts, for investment in the shares of specified investment companies selected among those companies available through the Separate Accounts to act as underlying investment media;

(ix) (a) an affiliate is a properly registered or licensed broker or dealer under applicable federal laws and regulations and is complying with and will continue to comply with all applicable federal laws, rules and regulations, (b) it is a member of FINRA, and (c) its membership with FINRA is not currently suspended or terminated.  Insurance Company agrees to notify AFD immediately in writing if any of the foregoing representations ceases to be true to a material extent.

(x)              any information furnished in writing by Insurance Company for use in the registration statement or annual report of the Series will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, nor result in the Series’ registration statement’s failing to materially conform in all respects to the requirements of the 1933 Act and 1940 Act and the rules and regulations thereunder;

(xi)             investment by each Separate Account in a Fund is in reliance on and consistent with the terms of the Series’ Mixed and Shared Funding Order; and

(xiii)  the Separate Accounts invest in the Funds in reliance on the status of each Separate Account as a “Permitted Investor” within the meaning of Section 817(h)(4)(A) of the Internal Revenue Code of 1986, as amended.

5.         Representations and Warranties of AFD, Transfer Agent, CRMC and the Series.

a.         AFD and Transfer Agent each represents and warrants (as applicable) that:

(i)         this Agreement constitutes its legal, valid and binding obligation, and is enforceable against it in accordance with its terms;

(ii)        no consent or authorization of, filing with, or other act by or in respect of any governmental authority is required in connection with the execution, delivery, performance, validity or enforceability of this Agreement;

(iii)       the execution, performance and delivery of this Agreement by it will not result in its violating any Applicable Law or breaching or otherwise impairing any of its contractual obligations;

(iv)       AFD represents that the Funds are registered as investment companies under the 1940 Act and Fund shares sold by the Funds are, and will be, registered under the Securities Act of 1933, as amended;

(v)        AFD represents that it is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and may properly cause Fund shares to be made available for the purposes of this Agreement;

(vi)       Shares of the Series may be offered to separate accounts of various insurance companies in addition to Insurance Company.  AFD represents, warrants and covenants that no shares of the Series shall be sold to the general public in contravention of Section 817 of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the “Code”).

(vii)      it has the corporate power and the authority to enter into and perform all of its duties and obligations under this Agreement;

(viii)     AFD and its affiliates are solely responsible for information contained in any prospectus, registration statement, annual report, proxy statement, or item of advertising or marketing material prepared by AFD relating to any Fund; and

(ix)       AFD represents that prospectuses, other materials concerning the Funds are complete and accurate in all material respects and do not contain any material omission or misstatement of a material fact necessary to make the information not misleading or untrue.

b.         CRMC and the Series represent and warrant that:

(i)         the Series is, and shall be at all times while this Agreement is in force, lawfully organized, validly existing, and properly qualified as an open-end management investment company in accordance with the laws of the Commonwealth of Massachusetts;

(ii)        a registration statement under the 1933 Act and under the 1940 Act with respect to the Series has been filed with the SEC in the form previously delivered to Insurance Company and the Series’ registration statement and any further amendments thereto will, when they become effective, and all definitive prospectuses and statements of additional information and any further supplements thereto (the “Prospectus”) shall, conform in all material respects to the requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statement therein not misleading; provided, however, that this representation and warranty shall not apply to any statements or omissions made in reliance upon and in conformity with information furnished in writing to CRMC or the Series by Insurance Company expressly for use therein.

(iii)       Each Fund will comply with the diversification requirements of Section 817 and shall maintain its qualification as a “regulated investment company” (“RIC”) under the Code.

(iv)       The Series makes no representation or warranty as to whether any aspect of its operations (including but not limited to fees expenses and investment policies) complies or will comply with the insurance laws or regulations of the various states.

6.         Omnibus Accounts.  The Funds recognize that the Insurance Company, for itself or on behalf of the Separate Accounts, will be the sole shareholder of shares of the Funds issued pursuant to the Contracts, and that the Insurance Company intends to establish one or more omnibus accounts per Fund.  Such arrangement will result in aggregated share orders.  In the event that the aggregate Contractholder accounts maintained by the Insurance Company do not balance with the omnibus accounts maintained by the Transfer Agent, neither the Transfer Agent, any of its affiliates nor the Funds shall be liable to the Contractholders for any shortfall, provided that such shortfall is not a result of an error or omission on the part of the Transfer Agent, its affiliates or the Funds.

7.         Pricing Information.  The Series or the Transfer Agent will compute the closing net asset value, and any distribution information (including the applicable ex-date, record date, payable date, distribution rate per share, income accrual and capital gains information) for each Fund as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for business (a “Business Day”) or at such other time as the net asset value of a Fund is calculated, as disclosed in the relevant Funds’ current prospectuses.   The Series or the Transfer Agent will use their best efforts to communicate to the Insurance Company such information by 6:30 p.m. Eastern Time on each Business Day.  Such information shall be accurate and true in all respects and updated continuously.

8.         Pricing Adjustments.

a.         In the event an adjustment is made to the computation of the net asset value of Fund shares as reported to Insurance Company under paragraph 7, (1) the correction will be handled in a manner consistent with SEC guidelines and the Investment Company Act of 1940, as amended and (2) the Funds or Transfer Agent shall notify Insurance Company as soon as practicable after discovering the need for any such adjustment.  Notification may be made in the following manner:

Method of Communication

(i)         Fund/SERV Transactions.  The parties agree that they will ordinarily choose to use the National Securities Clearing Corporation’s Mutual Fund Settlement, Entry and Registration Verification (“Fund/SERV”) system, and if Fund/SERV is used, any corrections to the fund prices for the prior trade date will be submitted through the Mutual Fund Profile with the correct fund prices and applicable date.

(ii)        Manual Transactions.  If there are technical problems with Fund/SERV, or if the parties are not able to transmit or receive information through Fund/SERV, any corrections to the fund prices should be communicated by facsimile or by electronic transmission acceptable to Transfer Agent, and will include for each day on which an adjustment has occurred the incorrect Fund price, the correct price, and, to the extent communicated to the applicable Fund’s shareholders, the reason for the adjustment.  Funds and Transfer Agent agree that the Insurance Company may send this notification or a derivation thereof (so long as such derivation is approved in advance by Funds or AFD, as applicable) to Contractholders whose accounts are affected by the adjustment.

b.         To the extent a price adjustment results in a deficiency or excess to a Contractholder’s account, Insurance Company and Transfer Agent agree to evaluate the situation together on a case-by-case basis with the goal towards pursuing an appropriate course of action.  To the extent the price adjustment was due to Transfer Agent’s error, Transfer Agent shall reimburse Contractholder’s account.  Any administrative costs incurred for correcting Contractholder accounts will be at Insurance Company’s expense.

9.         Purchases and Redemption Orders; Settlement of Transactions

a.         Manual Transactions.  Manual transactions via facsimile shall be used by Insurance Company only in the event that Insurance Company is in receipt of orders for purchase or redemption of shares and is unable to transmit the orders to the Transfer Agent due to unforeseen circumstances such as system wide computer failures experienced by Insurance Company or the National Securities Clearing Corporation (“NSCC”) or other events beyond the Insurance Company’s reasonable control.  In the event manual transactions are used, the following provisions shall apply:

                        (i)         Next Day Transmission of Orders. The Insurance Company will notify the Transfer Agent by 8:00 a.m. Eastern Time, on the next Business Day the aggregate amounts of purchase orders and redemption orders, that were placed by Contractholders in each Separate Account by 4:00 p.m. Eastern time on the prior Business Day (the “Trade Date”).  Insurance Company represents that orders it receives after 4:00 p.m. Eastern time on any given Business Day will be transmitted to the Transfer Agent using the following Business Day’s net asset value.  Transfer Agent may process orders it receives after the 8:00 a.m. deadline using the net asset value next determined.

                        (ii)        Purchases.  All orders received by Insurance Company by 4:00 p.m. on a Business Day and communicated to the Transfer Agent by the 8:00 a.m. deadline shall be treated by the Transfer Agent as if received as of the close of trading on the Trade Date and the Transfer Agent will therefore execute orders at the net asset values determined as of the close of trading on the Trade Date.  Insurance Company will initiate payment by wire transfer to a custodial account designated by the Funds for the aggregate purchase amounts prior to 4:00 p.m. Eastern time on the next Business Day following Trade Date.

                        (iii)       Redemptions.  Aggregate orders for redemption of shares of the Funds will be paid in cash and wired from the Funds’ custodial account to an account designated by the Insurance Company.  Transfer Agent will initiate payment by wire to Insurance Company or its designee proceeds of such redemptions two Business Days following the Trade Date (T+2).

b.         Fund/SERV Transactions.  The parties will ordinarily use the Fund/SERV system, and if used, the following provisions shall apply:

(i)         Without limiting the generality of the following provisions of this section, the Insurance Company and Transfer Agent each will perform any and all duties, functions, procedures and responsibilities assigned to it and as otherwise established by the NSCC applicable to Fund/SERV and the Networking Matrix Level utilized.

(ii)        Any information transmitted through the NSCC’s Networking system (“Networking”) by any party to the other and pursuant to this Agreement will be accurate, complete, and in the format prescribed by the NSCC.  Each party will adopt, implement and maintain procedures reasonably designed to ensure the accuracy of all transmissions through Networking and to limit the access to, and the inputting of data into, Networking to persons specifically authorized by such party.

(iii)                   Same Day Trades.  On each Business Day, the Insurance Company shall aggregate and calculate the purchase orders and redemption orders for each Separate Account received by the Insurance Company prior to 4:00 p.m. Eastern time.  The Insurance Company shall communicate to Transfer Agent for that Trade Date, by Fund/SERV, the aggregate purchase orders and redemption orders (if any) for each Separate Account received by 4:00 p.m. Eastern time on such Trade Date by no later than the NSCC’s Defined Contribution Clearance & Settlement (“DCC&S”) Cycle 8 (generally, 6:30 a.m. Eastern time) on the following Business Day. Transfer Agent shall treat all trades communicated to Transfer Agent in accordance with the foregoing as if received prior to 4:00 p.m. Eastern time on the Trade Date.  All orders received by the Insurance Company after 4:00 p.m. Eastern time on a Business Day shall not be transmitted to NSCC prior to the conclusion of the DCC&S Cycle 8 on the following Business Day, and Insurance Company represents that orders it receives after 4:00 p.m. Eastern time on any given Business Day will be transmitted to the Transfer Agent using the following Business Day’s net asset value.  Transfer Agent may process orders it receives after the DCC&S Cycle 8 deadline using the net asset value next determined.

(iv)       When transmitting instructions for the purchase and/or redemption of shares of the Funds, Insurance Company shall submit one order for all contractholder purchase transactions and one order for all contractholder redemption transactions, unless otherwise agreed to by the Insurance Company and the Transfer Agent.

c.         Procedures.  Insurance Company represents and warrants that it has policies and procedures in place to ensure that only those orders received by it by 4:00 p.m. Eastern time on any Business Day will be submitted with that business day’s net asset value.

d.         Contingencies.  All orders are subject to acceptance by Transfer Agent and become effective only upon confirmation by Transfer Agent. Upon confirmation, the Transfer Agent will verify total purchases and redemptions and the closing share position for each fund/account. In the case of delayed settlement, Transfer Agent and Insurance Company shall make arrangements for the settlement of redemptions by wire no later than the time permitted for settlement of redemption orders by the Investment Company Act of 1940. Such wires for Insurance Company should be sent to:

            Such wires for Transfer Agent should be sent to:

e.         Processing Errors.  Processing errors which result from any delay or error caused by Insurance Company may be adjusted through the NSCC System by Insurance Company by the necessary transactions on a current basis.

f.          Coding.  If applicable, orders for the purchase of Fund shares shall include the appropriate coding to enable Transfer Agent to properly calculate commission payments to any broker-dealer firm assigned to the Separate Account.

g.         Reconciliation.  Insurance Company shall reconcile share positions with respect to each Fund for each Separate Account daily as reflected on its records to those reflected on statements from Transfer Agent and shall, on request, certify that each Separate Account’s share positions with respect to each Fund reported by Transfer Agent reconcile with Insurance Company’s share positions for that Separate Account.  Insurance Company shall promptly inform Transfer Agent of any record differences and shall identify and resolve all non-reconciling items within five business days.

h.         Verification.  Within a reasonable period of time after receipt of a confirmation relating to an instruction, Insurance Company shall verify its accuracy in terms of such instruction and shall notify Transfer Agent of any errors appearing on such confirmation.

i.          Order Processing.  Any order by Insurance Company for the purchase of shares of the respective Funds through AFD shall be accepted at the time when it is received by AFD/Transfer Agent (or any clearinghouse agency that AFD/Transfer Agent may designate from time to time), and at the offering and sale price determined in accordance with this Agreement, unless rejected by AFD, Transfer Agent or the respective Funds.  In addition to the right to reject any order, the Funds have reserved the right to withhold shares from sale temporarily or permanently. AFD/Transfer Agent will not accept any order from Insurance Company that is placed on a conditional basis or subject to any delay or contingency prior to execution.  The procedure relating to the handling of orders shall be subject to instructions that AFD shall forward from time to time.  The shares purchased will be issued by the respective Funds only against receipt of the purchase price, in collected New York or Los Angeles Clearing House funds.  If payment for the shares purchased is not received within three days after the date of confirmation, the sale may be cancelled by AFD or by the respective Funds without any responsibility or liability on the part of AFD or the Funds, and AFD and/or the respective Funds may hold the Insurance Company responsible for any loss, expense, liability or damage, including loss of profit suffered by AFD and/or the respective Funds, resulting from Insurance Company’s delay or failure to make payment as aforesaid.

j.          Dividends and Distributions.  The Transfer Agent shall furnish notice promptly to the Insurance Company of any dividend or distribution payable on any Funds held by the Separate Accounts.  The Insurance Company hereby elects to receive all such dividends and distributions as are payable on shares of a Fund recorded in the title for the corresponding Separate Account in additional shares of that Fund. The Series shall notify the Insurance Company of the number of shares so issued.  All such dividends and distributions shall be automatically reinvested at the ex-dividend date net asset value.  The Insurance Company reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash.

k.         Right to Suspend.  The Series reserves the right to temporarily suspend sales if the Board of Trustees of the Series, acting in good faith and in light of its fiduciary duties under federal and any applicable state laws, deems it appropriate and in the best interests of shareholders or in response to the order of an appropriate regulatory authority.  Insurance Company shall abide by requirements of the Funds’ frequent trading policy as described in the Series’ prospectus and statement of additional information.

l.          Book Entry.  Transfer of the Series’ shares will be by book entry only.  No stock certificates will be issued to the Separate Accounts.  Shares ordered from a particular Fund will be recorded by the Series as instructed by Insurance Company in an appropriate title for the corresponding Separate Account.

m.        Limitations on Redemptions.  The Insurance Company shall not redeem Fund shares attributable to the Contracts (as opposed to Fund shares attributable to the Insurance Company’s assets held in the Account) except (i) as necessary to implement Contractholder-initiated transactions, or (ii) as required by state and/or federal laws or regulations or judicial or other legal precedent of general application (a “Legally Required Redemption”).  Upon request, the Insurance Company will promptly furnish to the Series and AFD an opinion of counsel for the Insurance Company (which counsel shall be reasonably satisfactory to the Series and AFD) to the effect that any redemption pursuant to clause (ii) above is a Legally Required Redemption.

10.       Account Activity.  Upon request, the Transfer Agent shall send to the Insurance Company, (i) confirmations of activity in each Separate Account within five (5) Business Days after each Trade Date on which a purchase or redemption of shares of a Fund is effected for a Separate Account; (ii) statements detailing activity in each Separate Account no less frequently than quarterly; and (iii) such other information as may reasonably be requested by Insurance Company and agreed upon by Transfer Agent.

11.       Expenses.  All expenses incident to each party’s performance of this Agreement shall be paid by the respective party.

            The Funds shall pay the cost of registration of their shares with the SEC, preparation of the Fund’s prospectuses, proxy materials and reports, or the preparation of other related statements and notices required by Applicable Law.  The Funds shall pay the cost of qualifying Fund shares in states where required.

12.       Proxy and Other Communication Materials. (a) The Funds shall distribute to the Insurance Company their proxy material and periodic Fund reports to shareholders. AFD, Transfer Agent or the Funds shall provide the Insurance Company with a reasonable quantity of the Funds’ statutory prospectuses and/or summary prospectus, if applicable, as defined pursuant to Rule 498 of the Securities Act of 1933 and sales literature upon request to be used for the Separate Accounts in connection with the transactions contemplated by this Agreement.  AFD, Transfer Agent or the Funds shall provide to Insurance Company, or its authorized representative, at no expense to Insurance Company, the following Contractholder communication materials prepared for circulation to Contractholders in quantities reasonably requested by Insurance Company which are sufficient to allow mailing thereof by Insurance Company, to the extent required by Applicable Law, to all Contractholders in the Separate Accounts: proxy or information statements, annual reports, semi-annual reports, and all updated prospectuses, supplements and amendments thereof.  AFD, Transfer Agent or the Funds shall provide Insurance Company with other documents and materials as Insurance Company may reasonably request from time to time.

(b)        With respect to the delivery of summary prospectuses:

(i)                 The Series, CRMC   and/or the AFD shall be responsible for compliance with the document hosting provision of Rule 498(e).

(ii)               The Series, CRMC and AFD each agrees that the URL indicated on each summary prospectus will lead Contract owners directly to the web page used for hosting summary prospectuses and that such web page will host the current Funds and Series’ documents required to be posted in compliance with Rule 498.  The web page will not contain any marketing material or information regarding products available through any company not affiliated with CRMC. The Series, CRMC or AFD shall promptly notify the Insurance Company of any material interruptions in availability of this web page.

(iii)             The Series, CRMC  and AFD represent and warrant that they will be responsible for compliance with the provisions of Rule 498(f)(1) involving Contractholder requests for additional Fund documents made directly to the Series, AFD or one of their affiliates.  The Series and AFD further represent and warrant that any information obtained about Contractholders pursuant to this provision will be used solely for the purposes of responding to requests for additional Funds documents.

(iv)             Insurance Company represents and warrants that it will be responsible for compliance with the provisions of Rule 498(f)(1) involving Contractholder requests for additional Fund documents made directly to the Insurance Company or one of its affiliates.

(v)               The parties agree that the Insurance Company is not required to distribute summary prospectuses to its Contractholders, but rather that the use of the summary prospectus will be at the discretion of the Insurance Company.  The Insurance Company agrees that it will give AFD, CRMC and the Series sufficient notice of its intended use of the summary prospectuses or the statutory prospectuses.

(vi)             Insurance Company represents and warrants that it will deliver summary prospectuses in compliance with Rule 498, including any binding and greater prominence requirements.

(vii)             The Series, CRMC and AFD make no warranty, express or implied, that the American Funds’ website or the documents contained thereon will be free from any defects, bugs, errors or malfunctions; provided, however, that the Series, CRMC and AFD hereby agree to use commercially reasonable efforts to employ procedures consistent with industry practices designed to reduce exposure to viruses

(c)       AFD will provide Insurance Company on a timely basis with investment performance information for each Fund, including (a) the top ten portfolio holdings on a quarterly basis; and (b) on a monthly basis, average annual total return for the prior one-year, three year, five-year, ten-year and life of the Fund.  AFD will endeavor to provide the information in clause (a) to Insurance Company within twenty business days after the end of each quarter, and will endeavor to provide the information in clause (b) to Insurance Company within five business days after the end of each month.

13.       Proxy Materials/Voting.  The Insurance Company will distribute all proxy material furnished by the Funds to the extent required by Applicable Law.  For so long as the SEC interprets the 1940 Act to require pass-through voting by insurance companies whose separate accounts are registered as investment companies under the 1940 Act (“Registered Separate Accounts”), the Insurance Company shall vote shares of the Funds held in Registered Separate Accounts at shareholder meetings of the Funds in accordance with instructions timely received by the Insurance Company (or its designated agent) from owners of Contracts funded by such Registered Separate Accounts having a voting interest in the Funds.  The Insurance Company shall vote shares of the Funds held in Registered Separate Accounts that are attributable to the Contracts as to which no timely instructions are received, as well as shares held in such Registered Separate Account that are not attributable to the Contracts and owned beneficially by the Insurance Company (resulting from charges against the Contracts or otherwise), in the same proportion as the votes cast by owners of the Contracts funded by the Registered Separate Account having a voting interest in the Funds from whom instructions have been timely received.  The Insurance Company shall vote shares of the Funds held in its general account or in any Separate Account that is not registered under the 1940 Act, if any, in its discretion.

14.       Future Registration of Separate Account(s).  If Insurance Company registers a Separate Account as a unit investment trust under the 1940 Act, Insurance Company will provide to each Fund, as appropriate, at least one complete copy of all registration statements, prospectuses, statements of additional information, reports, solicitations for voting instructions, sales literature and other promotional materials, applications for exemptions, requests for no action letters, and all amendments to any of the above, that relate to the Contracts or any Separate Account contemporaneously with the filing of such document with the SEC, FINRA or other regulatory authority.

15.       Independent Contractor Status.  The Insurance Company shall, for all purposes herein, be deemed to be an independent contractor and shall have, unless otherwise expressly provided or authorized, no authority to act for or represent AFD or the Funds in any way or otherwise be deemed an agent of AFD or the Funds.

16.       Termination.  At the terminating party’s election and the other party’s concurrence, termination of this Agreement may be limited solely as to new Contracts.  This Agreement shall terminate:

            a.         at the option of the Insurance Company, AFD, Transfer Agent, CRMC or the Series upon 90 days advance written notice to the other parties;

            b.         at any time by giving 30 days written notice to the other party in the event of a material breach of this Agreement by the other party that is not cured during such 30-day period;

            c.         at the option of the Insurance Company, AFD or the Series, upon institution of formal proceedings relating to (i) the marketing of the Contracts, (ii) the Separate Accounts, (iii) the Insurance Company, (iv) AFD or (v) the Funds by FINRA, the SEC or any other regulatory body;

            d.         at the option of Insurance Company immediately upon written notice, if the Series or CRMC fails to meet the requirements for either diversification under Section 817 or RIC status under the Code;

            e.         at the option of any party upon termination of CRMC’s investment advisory agreement with the Series.  Notice of such termination shall be promptly furnished. This paragraph (e) shall not be deemed to apply if, contemporaneously with such termination, a new contract of substantially similar terms is entered into between CRMC and the Series;

            f.          except for Insurance Company’s delegation of its duties to a subcontractor or to an affiliate, upon assignment of this Agreement, at the option of any party not making the assignment, unless made with the written consent of the other parties;

            g.         in the event interests in the Separate Accounts, the Contracts, or Fund shares are not registered, issued or sold in conformity with Applicable Law or such Applicable Law precludes the use of Fund shares as an underlying investment medium of Contracts issued or to be issued by the Insurance Company.  Prompt notice shall be given by the terminating party to the other parties in the event the conditions of this provision occur;

            h.         for Registered Separate Accounts, they may terminate upon a decision by the Insurance Company, in accordance with regulations of the SEC for Registered Separate Accounts, to substitute Fund shares with the shares of another investment company for Contracts for which the Fund shares have been selected to serve as the underlying investment medium for Registered Separate Accounts, in which case the following provisions shall apply:

                        (i)         The Insurance Company will give 60 days written notice to the applicable Fund and AFD upon the occurrence of the earlier of the following actions taken for the purpose of substituting shares of the Fund: (1) an application made to the SEC, (2) a proposed Contractholder vote, or (3) the Insurance Company’s determination to substitute Fund shares with the shares of another investment company; and

                        (ii)        The Funds or AFD will in no way recommend action in connection with, or oppose or interfere with any application made to the SEC by the Insurance Company with regard to the substitution of Fund shares with shares of another investment company or seek in any manner to oppose or interfere with  a proposed Contractholder vote; or

            i.          upon such shorter notice as is required by law, order or instruction by a court of competent jurisdiction or a regulatory body or self-regulatory organization with jurisdiction over the terminating party.

Upon termination and at the request of the requesting party, the other party shall deliver to the requesting party, any records which the requesting party may be required by law or regulations to have access to or to maintain.

17.       Notices.  All notices under this Agreement, unless otherwise specified in the Agreement shall be given in writing and delivered via overnight delivery (postage prepaid, return receipt requested), facsimile transmission or registered or certified mail, as follows:

            If to the Insurance Company:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

with a copy to:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Attention: General Counsel

            If to AFD, Transfer Agent, CRMC or to the Series:

                        Kenneth R. Gorvetzian

                        Capital Research and Management Company

                        333 South Hope Street

                        55th Floor

                        Los Angeles, CA  90071

            with a copy to:

                        John R. Fodor

                        American Funds Distributors, Inc.

                                                                                                333 South Hope Street

                                                                        55th Floor

                        Los Angeles, CA  90071

Section 14.                   And:

American Funds Service Company

Attn: HOST - Contract Administration

3500 Wiseman Blvd.

San Antonio, TX 78251-4321

phone: 800/421-5475, ext. 8

facsimile: 210/474-4088

            or to such other address or person as may be specified in a written notice given to the other parties.  The date of service of any notice shall be the date it is received by the recipient.

18.       Books and Records.  Each party hereto shall cooperate with the other parties and all appropriate governmental authorities and shall permit authorities reasonable access to its books and records upon proper notice in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.  Each party shall maintain and preserve all records in its possession as required by law to be maintained and preserved in connection with the provision of the services contemplated hereunder.  Upon the request of a party, the other party shall provide copies of all records as may be necessary to (a) monitor and review the performance of either party’s activities, (b) assist either party in resolving disputes, reconciling records or responding to auditor’s inquiries, (c) comply with any request of a governmental body or self-regulatory organization, (d) verify compliance by a party with the terms of this Agreement, (e) make required regulatory reports, or (f) perform general customer service.  The parties agree to cooperate in good faith in providing records to one another under this provision.

19.       Indemnification.

            a.   Insurance Company shall indemnify and hold harmless AFD, Transfer Agent, CRMC, the Series, each of the Funds, and each of their affiliates, directors, officers, employees and agents and each person who controls them within the meaning of the 1933 Act, from and against any and all losses, claims, damages, liabilities and expenses, including reasonable attorneys’ fees (“Losses”), they may incur, insofar as such Losses arise out of or are based upon (i) Insurance Company’s negligence or willful misconduct in the performance of its duties and obligations under this Agreement, (ii) Insurance Company’s violation of any Applicable Law in connection with the performance of its duties and obligations under this Agreement, and (iii) any breach by Insurance Company of any provision of this Agreement, including any representation, warranty or covenant made in the Agreement.  Insurance Company shall also reimburse AFD, Transfer Agent, CRMC, the Series, the Funds and their respective affiliates for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such Losses.  This indemnity provision is in addition to any other liability which Insurance Company may otherwise have to AFD, the Transfer Agent, CRMC, the Series, the Funds or their respective affiliates.

            b.         AFD, Transfer Agent or CRMC, as applicable, shall indemnify and hold harmless, Insurance Company and its directors, officers, employees and agents and each person who controls them within the meaning of the 1933 Act, from and against any and all Losses they may incur, insofar as such Losses arise out of or are based upon (i) AFD’s, Transfer Agent’s or CRMC’s negligence or willful misconduct in the performance of its duties and obligations under this Agreement, (ii) AFD’s, Transfer Agent’s or CRMC’s violation of any Applicable Law in connection with the performance of its duties and obligations under this Agreement, and (iii) any breach by AFD, Transfer Agent or CRMC of any provision of this Agreement, including any representation, warranty or covenant made in the Agreement by AFD, Transfer Agent or the Series.  AFD, Transfer Agent or CRMC, as applicable, shall also reimburse Insurance Company for any legal or other expenses reasonably incurred in connection with investigating or defending against such Losses.  This indemnity provision is in addition to any other liability which AFD, Transfer Agent or CRMC may otherwise have to Insurance Company.

            c.         Promptly after receipt by a party entitled to indemnification under this paragraph 19 (an “Indemnified Party”) of notice of the commencement of an investigation, action, claim or proceeding, such Indemnified Party will, if a claim in respect thereof is to be made against the indemnifying party under this paragraph 19, notify the indemnifying party of the commencement thereof.  The indemnifying party will be entitled to assume the defense thereof, with counsel satisfactory to the Indemnified Party.  After notice from the indemnifying party of its intention to assume the defense of an action and the appointment of satisfactory counsel, Indemnified Party shall bear the expenses of any additional counsel obtained by it, and the indemnifying party shall not be liable to such Indemnified Party under this paragraph for any legal expenses subsequently incurred by such Indemnified Party in connection with the defense thereof other than reasonable costs of investigation.  The indemnifying party shall not, without the prior written consent of the Indemnified Party, settle or compromise the liability of the Indemnified Party; provided, however, that in the event that the Indemnified Party fails to provide its written consent, the indemnifying party shall thereafter be liable to provide indemnification only to the extent of the amount for which the action could otherwise have been settled or compromised.

20.       Governing Law.  This Agreement shall be governed by and interpreted in accordance with the laws of the State of New York exclusive of conflicts of laws.

21.       Subchapter M.  CRMC will endeavor to have each Fund comply with Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder and shall qualify as a regulated investment company thereunder.

22.       Entire Agreement/Amendments.  This Agreement (together with the Business Agreement) contains the entire understanding and agreement among the parties with respect to the subject matter of this Agreement and supersedes any and all prior agreements, understandings, documents, projections, financial data, statements, representations and warranties, oral or written, express or implied, between the parties hereto and their respective affiliates, representatives and agents in respect of the subject matter hereof.  This agreement may not be amended except by written agreement of the parties.  If there should be any conflict between the terms of this Agreement and those of the Business Agreement, the terms of this Agreement shall govern.

23.       Assignability.  This Agreement shall extend to and be binding upon the Insurance Company, the Series, AFD, CRMC and the Transfer Agent and their respective successors and assigns.  Nothing expressed or mentioned in this Agreement is intended or shall be construed to give any person or corporation, other than the parties hereto and their respective successors and permitted assigns, any legal or equitable right, remedy or claim in respect of this Agreement or any provision herein contained.  Neither this Agreement nor any rights, privileges, duties or obligations of the parties hereto may be assigned by any party without the prior written consent of the other parties or as expressly contemplated by this Agreement; provided, however, that a merger of, reinsurance arrangement by, or change of control of a party shall not be deemed to be an assignment for purposes of this Agreement.

24.       Proprietary Information.  AFD and the Funds agree that the names, addresses, and other information relating to the Contractholders or prospects for the sale of the Contracts developed by Insurance Company are the exclusive property of the Insurance Company and may not be used by AFD, Transfer Agent, CRMC or the Funds without the written consent of the Insurance Company except for carrying out the terms of this Agreement or as otherwise provided for in this Agreement and any amendments thereto.  Each party to this Agreement agrees to maintain the confidentiality of all information (including personal financial information of the customers of either party) received from the other party pursuant to this Agreement.  Each party agrees not to use any such information for any purpose, or disclose any such information to any person, except as permitted or required by applicable laws, rules and regulations, including applicable state privacy laws and the Gramm-Leach-Bliley Act and any regulations promulgated thereunder.  This provision, to the extent permissible by applicable law, shall not be construed to limit the parties’ obligation to comply with paragraph 19, above.

AFD, the Transfer Agent, CRMC and the Series hereby consent to the Insurance Company's use of the names of the Series, the Funds, AFD, the Transfer Agent and CRMC in connection with marketing the Funds and Contracts, subject to the terms of this Agreement and the Business Agreement. Insurance Company acknowledges and agrees that AFD, CRMC and/or their affiliates own all right, title and interest in and to the names American Funds, American Funds Distributors, American Funds Insurance Series, American Funds Service Company and Capital Research and Management Company and covenants not, at any time, to challenge the rights of AFD, CRMC and/or its affiliates to such name or design, or the validity or distinctiveness thereof.  AFD, the Transfer Agent, CRMC and the Series hereby consent to the use of any trademark, trade name, service mark or logo used by AFD, the Transfer Agent, CRMC and the Series, subject to AFD, the Transfer Agent, CRMC or the Series approval of such use and in accordance with reasonable requirements of that party.  Such consent will terminate with the termination of this Agreement.  The Insurance Company agrees and acknowledges that all use of any designation comprised in whole or in part of the name, trademark, trade name, service mark and logo under this Agreement shall inure to the benefit of AFD, the Transfer Agent, CRMC and/or the Series.

25.       Severability.  If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

26.       No Waiver.  No waiver of any provision of this Agreement will be binding unless in writing and executed by the party granting such waiver.  Any valid waiver of a provision set forth herein shall not constitute a waiver of any other provision of this Agreement.  In addition, any such waiver shall constitute a present waiver of such provision and shall not constitute a permanent future waiver of such provision.

27.       No Joint Venture, Etc.  Neither the execution nor performance of this Agreement shall be deemed to create a partnership or joint venture by and among Insurance Company, Transfer Agent, AFD, CRMC and the Funds.

28.       Counterparts.  This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same Agreement.  Neither this Agreement nor any amendment shall become effective until all counterparts have been fully executed and delivered.

29.       Survival.  The provisions of paragraphs 4, 5, 19 and 24 survive termination of this Agreement.  If this Agreement terminates, the Series, at Insurance Company’s option, will continue to make additional shares of the Funds available for all existing Contracts as of the effective date of termination (under the same terms and conditions as were in effect prior to termination of this Agreement with respect to existing Contractholders), unless the applicable Fund liquidates or applicable laws prohibit further sales.

30.       Non-exclusivity.  Each of the parties acknowledges and agrees that this Agreement and the arrangements described herein are intended to be non-exclusive and that each of the parties is free to enter into similar agreements and arrangements with other entities.

31.       Insurance.  At all times Insurance Company shall maintain insurance coverage that is reasonable and customary in light of all its responsibilities hereunder.  Such coverage shall insure for losses resulting from the criminal acts or errors and omissions of Insurance Company’s employees and agents.

32.       Oversight of Insurance Company.  Insurance Company will permit Transfer Agent or its representative to have reasonable access to Insurance Company’s personnel and records pertaining to this Agreement in order to facilitate the monitoring of the quality of the services performed by Insurance Company under this Agreement.

33.       Independent Audit.  In the event Transfer Agent determines, based on a review of complaints received in accordance with paragraph 18, above, that Insurance Company is not processing Contractholder transactions accurately, Transfer Agent reserves the right to require that Insurance Company’s data processing activities as they relate to this Agreement be subject to an audit by an independent accounting firm to ensure the existence of, and adherence to, proper operational controls.  Insurance Company shall make available upon Transfer Agent’s request a copy of any report by such accounting firm as it relates to said audit.  Insurance Company shall immediately notify Transfer Agent in the event of a material breach of operational controls.

34.       Arbitration.  In the event of a dispute between the parties with respect to this Agreement, and in the event the parties are unable to resolve the dispute between them, such dispute shall be settled by arbitration; one arbitrator to be named by each party to the disagreement and a third arbitrator to be selected by the two arbitrators named by the parties.  The decision of a majority of the arbitrators shall be final and binding on all parties to the arbitration.  The expenses of such arbitration shall be paid by the non-prevailing party.

35.       No Recourse.  The obligations of the Series under this Agreement are not binding upon any of the Trustees, officers, employees or shareholders (except CRMC if it is a shareholder) of the Series individually, but bind only the Series’ assets.  When seeking satisfaction for any liability of the Series in respect of this Agreement, Insurance Company and the Account agree not to seek recourse against said Trustees, officers, employees or shareholders, or any of them, or any of their personal assets for such satisfaction.

36.       Conflicts.  The parties to this Agreement recognize that due to differences in tax treatment or other considerations, the interests of various Contractholders participating in one or more Funds might, at some time, be in conflict.  Each party shall report to the other party any potential or existing conflict of which it becomes aware.  The Board of Trustees of the Series shall promptly notify Insurance Company of the existence of irreconcilable material conflict and its implications.  If such a conflict exists, Insurance Company will, at its own expense, take whatever action it deems necessary to remedy such conflict; in any case, Contractholders will not be required to bear such expenses.

37.       Mixed and Shared Funding.  The Series hereby notifies Insurance Company that it may be appropriate to include in the Prospectus pursuant to which a Contract is offered disclosure regarding the risks of mixed and shared funding.

38.       Shareholder Information Agreement.  The Insurance Company has executed or will execute an agreement with Transfer Agent pursuant to Rule 22c-2 under the Investment Company Act of 1940, under which the Insurance Company is required, upon request, to provide the Funds with certain account information and to prohibit transactions that violate the policies established by the Funds for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Funds.

39.       Confidentiality of Holdings Information.  The Insurance Company may receive holdings information (the “Holdings Information”) related to the Funds on a daily basis from the Series, CRMC or one of their designees in order to coordinate with Insurance Company’s internal hedging program (the “Purpose”). Insurance Company agrees that the Holdings Information is confidential and may only be used by Insurance Company for the Purpose.  Insurance Company agrees that it (a) will hold any and all Holdings Information it obtains in strictest confidence. Without limiting the foregoing, Insurance Company shall use at least the same degree of care, but no less than reasonable care, to avoid disclosure or use of this Holdings Information as it employs with respect to its own confidential information of a like importance; (b) may disclose or provide access to its employees who have a need to know and may make copies of Holdings Information only to the extent reasonably necessary to carry out the Purpose; (c) currently has, and in the future will maintain in effect and enforce, rules and policies to protect against access to or use or disclosure of Holdings Information other than in accordance with this Agreement, including without limitation written instruction to and agreements with employees and agents who are bound by an obligation of confidentiality no less stringent than set forth in this Agreement to ensure that such employees and agents protect the confidentiality of Holdings Information.  Insurance Company expressly will instruct its employees and agents not to disclose Holdings Information to third parties, including without limitation customers, sub-contractors or consultants, and (d) will notify the Series and CRMC immediately of any unauthorized disclosure or use, and will cooperate with them in taking action to ensure that the Holdings Information is not used by such receiving party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the date first above written.

                                                            MIDLAND NATIONAL LIFE INSURANCE COMPANY,

                                                            for itself and on behalf of the Separate Accounts

                                                            By:  _____________________________

                                                            Name:

                                                            Title:

                                                            AMERICAN FUNDS DISTRIBUTORS, INC.

                                                            By:  _____________________________

                                                            Name:

                                                            Title:

                                                            AMERICAN FUNDS INSURANCE SERIES

                                                            By:  _____________________________

                                                            Name:

                                                            Title:

                                                            AMERICAN FUNDS SERVICE COMPANY

                                                            By:  _____________________________

                                                            Name:

                                                            Title:

                                                            CAPITAL RESEARCH AND MANAGEMENT COMPANY

                                                            By:  _____________________________

                                                            Name:

                                                            Title:

EXHIBIT A

Midland National Life Separate Account C (SEC File No 811-07772)

EXHIBIT B

Administrative Services

1.         Periodic Reconciliation.  The Insurance Company shall provide the Funds with sufficient information to allow for the periodic reconciliation of outstanding units of Insurance Company separate accounts and shares of the Funds.

2.         Record Maintenance.  To facilitate the reconciliation activities described in paragraph 1, the Insurance Company shall maintain with respect to each Separate Account holding the Funds’ Class 4 Shares and each Contract owner for whom such shares are beneficially owned the following records:

a.       Number of shares;

b.      Date, price and amount of purchases and redemptions (including dividend reinvestments) and dates and amounts of dividends paid for at least the current year to date;

c.       Name and address and taxpayer identification numbers;

d.      Records of distributions and dividend payments; and

e.       Any transfers of shares.

3.         Fund Information.  The Insurance Company shall respond to inquiries from Contract owners regarding the Funds, including questions about the Funds’ objectives and investment strategies.

4.         Shareholder Communications. The Insurance Company shall provide for the delivery of certain Fund-related materials as required by applicable law or as requested by Contract owners. The Fund related materials shall consist of updated prospectuses and any supplements and amendments thereto, statements of additional information, annual and other periodic reports, proxy or information statements and other appropriate shareholder communications. The Insurance Company shall respond to inquiries from Contract owners relating to the services provided by it and inquiries relating to the Funds.

5.         Transactional Services. The Insurance Company shall (a) communicate to the Funds’ transfer agent, purchase, redemption and exchange orders; and (b) communicate to the Separate Accounts and Contract owners, mergers, splits and other reorganization activities of the Funds.

6.         Other Information.  The Insurance Company shall provide to the Separate Accounts and Contract owners such other information as shall be required under applicable law and regulations.

24(b)(8)(bbb)

Form of

PARTICIPATION AGREEMENT

Among

OPPENHEIMER VARIABLE ACCOUNT FUNDS,

OPPENHEIMERFUNDS, INC.

and

MIDLAND NATIONAL LIFE INSURANCE COMPANY

THIS AGREEMENT (the “Agreement”), made and entered into as of the ____ day of ____________, 2014 by and among Midland National Life Insurance Company (hereinafter the “Company”), on its own behalf and on behalf of each separate account of the Company named in Schedule 1 to this Agreement, as may be amended from time to time by mutual consent (hereinafter collectively the “Accounts”), Oppenheimer Variable Account Funds (hereinafter the “Fund”) and OppenheimerFunds, Inc. (hereinafter the “Adviser”).

WHEREAS, the Fund is an open-end management investment company and is available to act as the investment vehicle for separate accounts now in existence or to be established at any date hereafter for variable life insurance policies, variable annuity contracts and other tax-deferred products (collectively, the “Variable Insurance Products”) offered by life insurance companies (hereinafter “Participating Insurance Companies”);

WHEREAS, the beneficial interest in the Fund is divided into several series of shares, each designated a “Portfolio”, and each representing the interests in a particular managed pool of securities and other assets;

WHEREAS, the Fund has obtained an order from the Securities and Exchange Commission (the “SEC”), dated July 16, 1986 (File No. 812-6324) granting Participating Insurance Companies and variable annuity and variable life insurance separate accounts exemptions from the provisions of sections 9(a), 13(a), 15(a), and 15(b) of the Investment Company Act of 1940, as amended, (hereinafter the “1940 Act”) and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of the Fund to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies (hereinafter the “Mixed and Shared Funding Exemptive Order”);

WHEREAS, the Fund is registered as an open-end management investment company under the 1940 Act and each class of shares of the Portfolios of the Fund is registered under the Securities Act of 1933, as amended (hereinafter the “1933 Act”);

WHEREAS, the Adviser is duly registered as an investment adviser under the federal Investment Advisers Act of 1940;

WHEREAS, the Company has registered or will register certain variable annuity and/or life insurance contracts under the 1933 Act (hereinafter “Contracts”) (unless an exemption from registration is available);

WHEREAS, the Accounts are or will be duly organized, validly existing segregated asset accounts under applicable insurance law, established by resolution of the Board of Directors of the Company, to set aside and invest assets attributable to the aforesaid variable contracts (the Separate Account(s) covered by the Agreement are specified in Schedule 1 attached hereto, as may be modified by mutual consent from time to time);

WHEREAS, the Company has registered or will register the Accounts as unit investment trusts under the 1940 Act (unless an exclusion from registration is available);

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares in the Portfolios (the Portfolios covered by this Agreement are specified in Schedule 2 attached hereto as may be modified by mutual consent from time to time), on behalf of the Accounts to fund the Contracts, and the Fund is authorized to sell such shares to unit investment trusts such as the Accounts at net asset value; and

NOW, THEREFORE, in consideration of their mutual promises, the Fund, the Adviser and the Company agree as follows:

ARTICLE I.          Purchase and Redemption of Fund Shares

1.1.            The Fund agrees to make available to the Company for purchase on behalf of the Accounts those shares of a Portfolio of the Fund which the Company orders on behalf of the Accounts, executing such orders on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the order for such shares, as established in accordance with the provisions of the then current prospectus of the Fund.

1.2.            The Fund will not sell shares of any Portfolio to any other Participating Insurance Company separate account unless an agreement containing provisions similar in substance to Sections 2.1 and 2.2 of Article II, Sections 3.7 and 3.8 (other than the provision requiring the Fund to provide voting standards) of Article III and Article V of this Agreement is in effect to govern such sales, it being agreed and understood by Company and the Fund that this provision is not intended to prevent the Fund from selling its shares to any potential investor whose purchase of shares does not render the shares of the Fund or any Portfolio ineligible for continued or additional investment by the Company and its Account(s), and it being further understood and agreed by the Company and the Fund that this provision shall apply prospectively to participation agreements that the Fund enters into on or after the date hereof.

1.3.            The Company shall be the designee of the Fund for receipt of purchase orders and requests for redemptions or exchanges of shares of a Portfolio (“Instructions”).  The Business Day on which such Instructions are received in proper form by the Company and time stamped by the Company by the close of trading will be the date and time as of which Portfolio shares shall be deemed purchased, exchanged or redeemed as a result of such Instructions; provided that the Fund receives such Instructions by 9:30 a.m. Eastern Time on the next following business day.  Instructions received in proper form by the Company and time stamped after the close of trading on any given Business Day or received by the Fund after 9:30 a.m. Eastern Time on the next following business day shall be treated as if received on the next following Business Day.  The Company warrants that all orders transmitted to the Fund by 9:30 a.m. Eastern Time on a Business Day were received by the Company in proper form and time stamped prior to the close of trading on the prior Business Day.  “Business Day” shall mean any day on which the New York Stock Exchange is open for trading and on which the Fund calculates its net asset value pursuant to the rules of the SEC and its current prospectus.

The Fund shall calculate the net asset value per share of each Portfolio on each Business Day, and shall communicate these net asset values to the Company or its designee on a daily basis as soon as reasonably practicable after the calculation is completed (normally by 6:30 p.m. Eastern time).  If the Fund is unable to meet the 6:30 p.m. time stated herein, the Fund shall provide additional time equal to the additional time it takes the Fund to make the net asset value available to the Company for the Company to place orders for the purchase and redemption of shares and make any applicable purchase payments.

The Company shall submit payment for the purchase of shares of a Portfolio in federal funds transmitted by wire to the Fund or to its designated custodian, which must receive such wires no later than the close of the Federal Reserve Bank of New York, which is 6:00 p.m. Eastern time, on the Business Day following the Business Day for which such purchase orders have been placed.

Issuance and transfer of the Portfolio shares will be by book entry only.  Stock certificates will not be issued to the Company or the Accounts.  Portfolio shares purchased from the Fund will be recorded in the name of the appropriate Account or the appropriate subaccount of each Account.

The Fund shall furnish, on or before the ex-dividend date, notice to the Company of any income dividends or capital gain distributions payable on the shares of any Portfolio.  The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on shares of a Portfolio in additional shares of that Portfolio, and the Company reserves the right to change this election in the future.  The Fund will notify the Company of the number of shares so issued as payment of such dividends and distributions.

Each party to this Agreement agrees that, in the event of a material error resulting from incorrect information or confirmations, the parties will seek to comply in all material respects with the provisions of applicable federal securities laws.  To the extent a price adjustment results in a deficiency or excess to a Contract owner’s account, Insurance Company and Transfer Agent agree to evaluate the situation together on a case-by-case basis with the goal towards a mutually agreed upon  course of action.  To the extent the price adjustment was due to the Fund’s or its service provider’s error, the Fund and/or the Advisor shall reimburse Contract owner’s account in order to make the account whole and the Fund or Advisor shall compensate Insurance Company for any mutually agreed upon reasonable  administrative costs incurred for correcting Contract owner’s accounts..

1.4.            The Fund agrees to make Portfolio shares available for purchase by the Company for their separate Accounts listed in Schedule 1 on those days on which a Portfolio calculates its net asset value pursuant to rules of the SEC; provided, however, that the Board of Trustees of the Fund (hereinafter the “Trustees”) may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Trustees, acting in good faith and in light  of their fiduciary duties under federal and any applicable state laws, in the best interests of the shareholders of any Portfolio (including without limitation purchase orders that individually or together with other contemporaneous orders represent large transactions in shares of any Portfolio held for a relatively brief period of time).  Such shares shall be purchased at the applicable net asset value per share, increased by any initial sales charge, if the Fund’s prospectus then in effect imposes such a charge on such purchases.  Without limiting the foregoing, the Fund and the Fund’s transfer agent may take such other action (including, without limitation, rejecting specific purchase orders) as they deem necessary to reduce, discourage or eliminate market timing activity.  The Company agrees to follow and adhere to the Fund’s market timing procedures and to cooperate with the Fund and the Adviser to assist in the implementation of the Fund’s restrictions on purchase, redemption and exchange activity that follows a market timing pattern, including but not limited to providing information on Contract owner transactions, holdings and other information as may reasonably be requested by the Fund, the Adviser or their duly authorized representatives.

1.5.            The Fund agrees to redeem or exchange, upon the Company’s request, any full or fractional shares of the Fund held by the Company, executing such requests on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the request for redemption, reduced by any redemption fee or deferred sales charge, if the Fund’s prospectus in effect as of the date of such redemption imposes such a fee or charge on such redemptions. For purposes of this Section 1.4, the Company shall be the designee of the Fund for receipt of requests for redemption and receipt by such designee shall constitute receipt by the Fund; provided that the Fund receives written (or facsimile) notice of such request for redemption by 9:30 a.m. Eastern Time on the next following Business Day; however the Company undertakes to use its best efforts to provide such notice to the Fund by no later than 9:00 A.M. Eastern time on the next following Business Day.  Payment shall be made within the time period specified in the Fund's prospectus or statement of additional information (“SAI”), provided, however, that in no event shall payment be delayed for a greater period than is permitted by the 1940 Act.  In the event the Fund does not pay for the Fund shares that are redeemed on the next Business Day after a request to redeem shares is made, then the Fund shall apply any such delay in redemptions uniformly to all records holders of shares of that Portfolio.  Payment shall be in federal funds transmitted by wire to the Company's bank accounts as designated by the Company in writing from time to time.  The Company further agrees to furnish, or cause to be furnished, to the Fund, the Adviser and their duly appointed agents a copy of the Company’s SAS 70 reports prepared by the Company’s independent auditor within a reasonable time such report is completed and to submit to an inspection by the Fund, the Adviser or their duly authorized agents of its books and records upon reasonable notice.

1.6.            The Company agrees to purchase and redeem the shares of the Portfolios named in Schedule 2 offered by the then current prospectus and SAI of the Fund in accordance with the provisions of such prospectus and SAI. The Company shall not permit any person other than a Contract owner to give instructions to the Company which would require the Company to purchase, redeem or exchange shares of the Fund.

1.7       The Fund offers share classes which impose redemption fees in certain circumstances (“Redemption Fee Funds”) and, with respect to such Redemption Fee Funds, the Company agrees to monitor holding periods of Contract owners and to track such holding periods for purposes of the Fund’s assessment of redemption fees in conjunction with those transactions specifically subject to such fees, subject to any reasonable exceptions as set forth in the Redemption Fee Funds prospectuses.  The Company shall maintain records supporting its calculations of redemption fees payable to each Fund and shall provide the Fund with access, to or copies of, such records upon the reasonable request of the Fund.  Company shall calculate the amount of redemption fees payable to each Fund on a daily basis and such amount shall be netted against the redemption proceeds payable by the Company.

Nothing herein shall be construed to require actions on the part of Company that would, in the best judgment of the Company, constitute the violation or breach of any duty the Company owes to Contract owners whose Contracts were purchased prior to the creation of the Redemption Fee Fund shares.

ARTICLE II.        Representations and Warranties

2.1.            The Company represents and warrants that the securities deemed to be issued by the Accounts under the Contracts are or, prior to any issuance or sale will be, registered under the 1933 Act (unless an exemption from registration is available) and, that the Contracts will be issued, offered and sold in compliance in all material respects with all applicable federal and state laws and regulations, including without limitation state insurance suitability requirements and National Association of Securities Dealers, Inc. (“NASD”) conduct rules.  The Company further represents and warrants that it is an insurance company duly organized and in good standing under applicable state law and that it has legally and validly established the Accounts prior to the issuance or sale of units thereof as a segregated asset account under applicable insurance law and has registered the Accounts as unit investment trusts in accordance with the provisions of the 1940 Act (unless an exclusion from registration is available) to serve as segregated investment accounts for the Contracts, and that it will maintain such registration for so long as any Contracts are outstanding or until registration is no longer required under federal and state securities laws.  The Company shall amend the registration statement under the 1933 Act for the Contracts and the registration statement under the 1940 Act for the Accounts from time to time as required in order to effect the continuous offering of the Contracts or as may otherwise be required by applicable law.  The Company shall register and qualify the Contracts for sale in accordance with the securities laws of the various states only if and to the extent deemed necessary by the Company.

2.2.            The Company represents and warrants that the Contracts are currently and at the time of issuance will be treated as life insurance or annuity contracts under applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued thereunder, and that it will make every effort to maintain such treatment and that it will notify the Fund and the Adviser immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future.  In addition, the Company represents and warrants that the Accounts are a “segregated asset accounts” and that interests in the Accounts are offered exclusively through the purchase of or transfer into a “variable contract” within the meaning of such terms under Section 817 of the Code and the regulations issued thereunder and any amendments or other modifications to such section or such regulations (and any revenue rulings, revenue procedures, notices and other published announcements of the Internal Revenue Service interpreting these provisions). The Company shall continue to meet such definitional requirements, and it will notify the Fund and the Adviser immediately upon having a reasonable basis for believing that such requirements have ceased to be met or that they  might not be met in the future.  The Company represents and warrants that it will not purchase Fund shares with assets derived from tax-qualified retirement plans except indirectly, through Contracts purchased in connection with such plans.

2.3.            The Fund represents and warrants that Fund shares sold pursuant to this Agreement shall be registered under the 1933 Act and duly authorized for issuance and sold in accordance with applicable state and federal law and that the Fund is and shall remain registered under the 1940 Act for as long as the Fund shares are sold.  The Fund shall amend the registration statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares.  The Fund shall register and qualify the shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Fund.

2.4.            The Fund will at all times invest money from the Contracts in such a manner as to ensure that the Contracts will be treated as variable contracts under the Code and the regulations issued thereunder. Without limiting the scope of the foregoing, the Fund represents and warrants that each Portfolio of the Fund will comply with Section 817(h) of the Code and Treasury Regulation 1.817-5, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts and any amendments or other modifications to such Section or Regulations (and any revenue rulings, revenue procedures, notices, and other published announcements of the Internal Revenue Service interpreting these provisions).  In the event the Fund should fail to so qualify, it will take all reasonable steps (a) to notify the Company of such breach and (b) to resume compliance with such diversification requirement within the grace period afforded by Treasury Regulation 1.817.5.  The Fund and Adviser represent that each Portfolio is qualified as a Regulated Investment Company under Subchapter M of the Code and that it will maintain such qualification (under Subchapter M or any successor provision), and that it will notify the Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.

2.5.            If the Contracts purchase shares of a series and class of the Fund that have adopted a plan under Rule 12b-1 under the 1940 Act to finance distribution expenses (a “12b-1 Plan”), the Company agrees to provide the Trustees any information as may be reasonably necessary for the Trustees to review the Fund’s 12b-1 Plan or Plans.

2.6.            The Fund represents that it is lawfully organized and validly existing under the laws of the Commonwealth of Massachusetts and that it does and will comply with applicable provisions of the 1940 Act.

2.7.            The Adviser represents and warrants that it is and will remain duly registered under all applicable federal and state securities laws and that it shall perform its obligations for the Fund in compliance with any applicable state and federal securities laws.

2.8.            The Fund and Adviser each represent and warrant that all of its respective directors, trustees, officers, employees, investment advisers, and transfer agent of the Fund are and shall continue to be at all times covered by a blanket fidelity bond (which may, at the Fund’s election, be in the form of a joint insured bond) or similar coverage for the benefit of the Fund in an amount not less than the minimal coverage as required currently by Section 17(g) and Rule 17g-1 under the 1940 Act or related provisions as may be promulgated from time to time.  The aforesaid Bond shall include coverage for larceny and embezzlement and shall be issued by a reputable insurance company. The Adviser agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Company in the event that such coverage no longer applies.

2.9.            The Company represents and warrants that all of its directors, officers, employees, agents, investment advisers, and other individuals and entities dealing with the money and/or securities of the Fund are covered by a blanket fidelity bond or similar coverage in an amount not less than the equivalent of U.S. $10 million.  The aforesaid bond shall include coverage for larceny and embezzlement and shall be issued by a reputable insurance company.  The Company agrees that any amount received under such bond in connection with claims that derive from arrangements described in this Agreement will be paid by the Company for the benefit of the Fund.  The Company agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Fund and the Adviser in the event that such coverage no longer applies.

2.10.        The Fund and the Adviser represent that they will make a good faith effort to furnish information to the Company about the Fund not otherwise available to the Company which is required by state insurance law to enable the Company to obtain the authority needed to issue the Contracts in any applicable state.

The Company undertakes and agrees to comply, and to take full responsibility in complying with any and all laws, regulations, protocols and other requirements relating to money laundering, both United States and foreign, including, without limitation, the International Money Laundering Abatement and Anti-Terrorist Financing Act of 2001 (Title III of the USA Patriot Act), hereinafter, collectively with the rules, regulations and orders promulgated thereunder (the “Patriot Act”) and any requirements and/or requests in connection therewith, made by regulatory authorities, the Fund or their duly appointed agents, either generally or in respect of a specific transaction, and/or in the context of a “primary money laundering concern” as defined in the Patriot Act.  The Company agrees as a condition precedent to any transaction taking or continuing to be in effect under this Agreement, to comply with any and all anti-money laundering laws, regulations, orders or requirements, and without prejudice to the generality of the above, to provide regulatory authorities, the Fund or its duly appointed agents, with all necessary reports and information for the Fund or its agents to fulfill their obligations, if any, under the Patriot Act for the purposes of the Fund or other third parties complying with any and all anti-money laundering requirements imposed by the Patriot Act, including, without limitation, enhanced due diligence obligations, the filing of Currency Transaction Reports and/or of Suspicious Activity Reports obligations, and/or the sharing of information requirements.  In the event reports and information deemed satisfactory by the Fund are not received within a reasonable time period from the date of the request, the Fund reserve the right to reject any transaction and/or cease to transact with the Company and/or the Accounts.

Further, the Company represent that the Company has not received notice of, and to the Company’s knowledge, there is no basis for, any claim, action, suit, investigation or proceeding that might result in a finding that the Company is not or has not been in compliance with the Patriot Act, and the rules and regulations promulgated thereunder.

2.11.        The Company, the Fund and the Advisor each agree to notify the others promptly upon having a reasonable basis for believing that any of these representations and warranties are no longer true or accurate to a material extent.

2.12     The Company shall maintain and enforce policies and procedures reasonably designed to ensure that Portfolio share orders transmitted to the Fund are segregated by time of receipt in order to prevent Share orders from being executed at a price based on a previously determined net asset value.

2.13     The Company shall facilitate and cooperate with third-party audits arranged by the Fund or the Adviser to evaluate the effectiveness of its compliance controls.

2.14     The Company shall provide the Fund’s chief compliance officer with direct access to its compliance personnel.

2.15     The Company shall provide the Fund’s chief compliance officer with periodic reports and shall promptly provide the Fund’s chief compliance officer with special reports in the event of any compliance problems that arise.

ARTICLE III.     Sales Material, Prospectuses and Other Reports

3.1.            The Company shall furnish, or shall cause to be furnished, to the Fund or its designee, each piece of sales literature or other promotional material in which the Fund or the Adviser is named, at least ten Business Days prior to its use.  No such material shall be used if the Fund or its designee reasonably object to such use within ten Business Days after receipt of such material.

3.2.            The Company shall not give any information or make any representations or statements on behalf of the Fund or concerning the Fund in connection with the sale of the Contracts other than the information or representations contained in the registration statement or prospectus for the Fund shares, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sales literature or other promotional material approved by the Fund or its designee, except with the permission of the Fund.

3.3.            For purposes of this Article III, the phrase “sales literature or other promotional material” includes, but is not limited to, portions of the following that use any logo or other trademark related to the Fund or its affiliates, and any of the following that refer to the Fund or an affiliate of the Fund: advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboard or electronic media), and sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, market letters and form letters, seminar texts, reprints or excerpts from any advertisement, sales literature or published article), educational training materials or other communications distributed or made generally available to some or all agents or employees, and registration statements, prospectuses, SAIs, shareholder reports, and any other communications distributed or made generally available with regard to the Fund.

3.4.            The Fund shall provide to the Company a copy of its current statutory prospectus and/or summary prospectus, if applicable, as defined by Rule 498 of the Securities Act of 1933 (“Summary Prospectus”) within a reasonable period of its filing date, and provide other assistance as is reasonably necessary in order for the Company once each year (or more frequently if the prospectus for the Fund is supplemented or amended) to have the prospectus for the Contracts and the Fund’s prospectus printed together in one document.  The Adviser shall be permitted to review and approve the typeset form of the Fund’s Prospectus prior to such printing.

3.5.            If and to the extent that the Fund issues a Summary Prospectus for use by the Company in connection with the sale of shares of the Fund, the Fund shall be responsible for ensuring that any Summary Prospectus complies in all material respects with the requirements of Rule 498 (b) and (e).   The Fund will notify the Company within a reasonable amount of time in the event that any of the requirements of paragraph (e) of the Rule are not met for any reason, including due to any non-routine or extended interruption in the availability of the Web Site on which any documents of a nature referred to in paragraph (e) of the Rule are posted by the Trust.

3.6       The Fund will be responsible for compliance with the requirements of Rule 498(f)(1) to the extent of responding to Contract owner requests for additional fund documents made directly to the Funds in accordance with the provisions of the Summary Prospectus in question, notwithstanding that the Company may, in its discretion, post a copy of the Fund’s Statutory Prospectuses and/or Summary Prospectuses, Statement of Additional Information, Supplements, Annual Reports, and Semi-Annual Reports on the Company’s Web Site for the convenience of its customers.  The Company will be responsible for compliance with the provisions of Rule 498(f)(1) to the extent of responding to contract owner requests for additional Fund documents made directly to the Company or one of its affiliates.  The Company will be responsible for compliance with Rule 498(f)(2).

3.7              The Company agrees that it will clearly disclose on its web site that any Fund Summary Prospectuses or hyperlinks provided between the Summary Prospectuses and other Fund documents are provided there for the convenience of the Company’s prospective customers and Contract owners and that additional information about a Fund, including the information a Fund is required to make available in connection with its use of a Summary Prospectus, can be found at the web site address provided in each Summary Prospectus.

3.8.            The Company will be responsible for ensuring compliance with the conditions set out in Rule 498(c) and (d) (other than conditions (3) and (4) of either such paragraph).

3.9.            Any reference in this Agreement to a “prospectus” of the Fund shall be deemed to include reference to a Summary Prospectus, except where the context otherwise requires.

3.10     The Fund or the Company may, in its discretion, determine not to make use of any one or more Summary Prospectuses.  Until the Fund or the Company notifies the other to the contrary, each of the parties shall be entitled to assume that the other will make use of a Summary Prospectus in respect of each Fund.  The Fund and the Company each agree that it will give the other party sufficient (and in any case at least 30 days) notice prior to its termination of the Summary Prospectus delivery option or, if a determination to terminate such use is made within a period that makes 30 days’ notice impossible, then as soon as practicable.

3.12.        After the termination of any notice period provided to the Company, the Fund shall continue to maintain the Fund Documents Web Site in compliance with the requirements of this Amendment and Rule 498 for a minimum of 90 days, in order to comply with Rule 498(e)(1).

3.13.        The Fund or the Adviser shall provide the Company with either: (i) a copy of the Fund’s proxy material, reports to shareholders, other information relating to the Fund necessary to prepare financial reports, and other communications to shareholders for printing and distribution to Contract owners, or (ii) camera ready, electronic file and/or printed copies, if appropriate, of such material for distribution to Contract owners at the Company’ expense, within a reasonable period of the filing date for definitive copies of such material.  The Adviser shall be permitted to review and approve the typeset form of such proxy material, shareholder reports and communications prior to such printing.

3.14.        The Company assumes sole responsibility for ensuring that the Fund’s prospectus, shareholder reports and communications, and proxy materials are delivered to Contract owners in accordance with applicable federal and state securities laws.

3.15.        The Company shall:

            (i)         solicit voting instructions from Contract owners;

            (ii)        vote Fund shares in accordance with instructions received from                                                         Contract owners; and

            (iii)       vote Fund shares for which no instructions have been received                                                          in the same proportion as Fund shares of such Portfolio(s) for                                                            which             instructions have been received, so long as and to the extent that the SEC continues to interpret the 1940 Act to require pass-through voting privileges for variable contract owners or to the extent otherwise required by law.  The Company will vote Fund shares held in any segregated asset account, as well as shares owned by the Company, in the same proportion as Fund shares of such Portfolio for which voting instructions have been received from Contract owners, to the extent permitted by law.

                        3.15     Participating Insurance Companies shall be responsible for assuring that each of their separate accounts participating in a Portfolio calculates voting privileges as required by the Mixed and Shared Funding Exemptive Order and consistent with any reasonable standards that the Fund may adopt and provide in writing.

ARTICLE IV.     Fees and Expenses

4.1.            The Fund and Adviser shall pay no fee or other compensation to the Company under this agreement, and the Company shall pay no fee or other compensation to the Fund or Adviser, except as provided herein.

4.2.            All expenses incident to performance by each party of its respective duties under this Agreement shall be paid by that party.  The Fund shall see to it that all its shares are registered and authorized for issuance in accordance with applicable federal law and, if and to the extent advisable by the Fund, in accordance with applicable state laws prior to their sale.  The Fund shall bear the expenses for the cost of registration and qualification of the Fund’s shares, preparation and filing of the Fund’s prospectus and registration statement, proxy materials and reports, and the preparation of all statements and notices required by any federal or state law.

4.3.            The Fund will pay the expenses associated with the following:  setting the prospectus and profiles in type; printing copies of the prospectus and profiles to be delivered to existing Contract owners investing in the Portfolios; providing a reasonable number of copies of the SAI to the Company for itself and for any current owner of a Contract who requests such SAI; setting in type and printing the proxy materials and reports to shareholders (including the costs of printing a prospectus that constitutes an annual report); and the preparation of all statements and notices required by any federal or state law.

4.4.            Unless otherwise agreed, the Company shall bear the expenses of printing copies of the current prospectus and profiles for the Contracts; printing copies of the Fund’s prospectus and profiles that are used in connection with offering the Contracts; distributing the Fund’s prospectus to owners of Contracts issued by the Company; and of distributing the Fund’s proxy materials and reports to such Contract owners.  If the prospectus for the Contracts and the Fund’s prospectus are printed together in one or more documents, printing costs shall be allocated to reflect the Fund’s share, pursuant to Section 4.3, of the total costs for printing the Fund’s prospectus(es) to be delivered to existing Contract owners investing in the Portfolio(s), determined according to the number of pages of the Fund’s respective portions of the documents;  provided that the Fund receives invoices for such expense within 45 days after printing.

4.5.            In the event the Fund adds one or more additional Portfolios and the parties desire to make such Portfolios available to the respective Contract owners as an underlying investment medium, a new Schedule 2 or an amendment to this Agreement shall be executed by the parties authorizing the issuance of shares of the new Portfolios to the particular Accounts.  The amendment may also provide for the sharing of expenses for the establishment of new Portfolios among Participating Insurance Companies desiring to invest in such Portfolios and the provision of funds as the initial investment in the new Portfolios.

ARTICLE V.       Potential Conflicts

5.1.            The Trustees will monitor the Fund for the existence of any material irreconcilable conflict between the interests of the Contract owners of all separate accounts investing in the Fund.  An irreconcilable material conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio are being managed; (e) a difference in voting instructions given by participating insurance companies or by variable annuity contract and variable life insurance contract owners; or (f) a decision by an insurer to disregard the voting instructions of Contract owners.  The Trustees shall promptly inform the Company if it determines that an irreconcilable material conflict exists and the implications thereof.

5.2.            The Company has reviewed a copy of the Mixed and Shared Funding Exemptive Order, and in particular, has reviewed the conditions to the requested relief set forth therein. The Company agrees to be bound by the responsibilities of a participating insurance company as set forth in the Mixed and Shared Funding Exemptive Order, including without limitation the requirement that the Company report any potential or existing conflicts of which it is aware to the Trustees.  The Company will assist the Trustees in carrying out their responsibilities in monitoring such conflicts under the Mixed and Shared Funding Exemptive Order, by providing the Trustees in a timely manner with all information reasonably necessary for the Trustees to consider any issues raised.  This includes, but is not limited to, an obligation by the Company to inform the Trustees whenever Contract owner voting instructions are disregarded and by confirming in writing, at the Fund’s request, that the Company are unaware of any such potential or existing material irreconcilable conflicts.

5.3.            If it is determined by a majority of the Trustees, or a majority of its disinterested Trustees, that a material irreconcilable conflict exists, the Company shall, at its expense and to the extent reasonably practicable (as determined by a majority of the disinterested Trustees), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including: (1) withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio of the Fund, or submitting the question whether such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected Contract owners the option of making such a change; and (2) establishing a new registered management investment company or managed separate accounts.  The Company’s obligations under this Section 5.3 shall not depend on whether other affected participating insurance companies fulfill a similar obligation.

5.4.            If a material irreconcilable conflict arises because of a decision by the Company to disregard Contract owner voting instructions and that decision could conflict with the majority of Contract owner instructions, the Company may be required, at the Fund’s election, to withdraw the Accounts’ investment in the Fund and terminate this Agreement; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested Trustees.  Any such withdrawal and termination must take place within six (6) months after the Fund gives written notice that this provision is being implemented, and until the end of the six month period the Fund shall continue to accept and implement orders by the Company for the purchase and redemption of shares of the Fund.

5.5.            If a material irreconcilable conflict arises because a particular state insurance regulator’s decision applicable to the Company conflicts with the majority of other state regulators, then the Company will withdraw the Accounts’ investment in the Fund and terminate this Agreement within six months after the Trustees inform the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested Trustees.  Until the end of the foregoing six month period, the Fund shall continue to accept and implement orders by the Company for the purchase and redemption of shares of the Fund, subject to applicable regulatory limitation.

5.6.            For purposes of Sections 5.3 through 5.6 of this Agreement, a majority of the disinterested Trustees shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund be required to establish a new funding medium for the Contracts.  The Company shall not be required by Section 5.3 to establish a new funding medium for Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the irreconcilable material conflict.  In the event that the Trustees determine that any proposed action does not adequately remedy any irreconcilable material conflict, then the Company will withdraw the particular Accounts’ investment in the Fund and terminate this Agreement within six (6) months after the Trustees inform the Company in writing of the foregoing determination, provided, however, that such withdrawal and termination shall be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the disinterested Trustees.

ARTICLE VI.     Applicable Law

6.1.            This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the State of New York.

6.2.            This Agreement shall be subject to the provisions of the 1933 Act, the Securities Exchange Act of 1934 and the 1940 Act, and the rules and regulations and rulings thereunder, including such exemption from those statutes, rules and regulations as the Securities and Exchange Commission may grant (including, but not limited to, the Mixed and Shared Funding Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith, provided however that the term “Registration Statement or Prospectus for the Variable Contracts” and terms of similar import shall  include (i) any offering circular or similar document and sales literature or other promotional materials used to offer and/or sell the variable Contracts in compliance with the private offering exemption in the 1933 Act and applicable federal and state laws and regulations, and (ii) the term “Registration Statement” and “Prospectus” as defined in the 1933 Act.

ARTICLE VII.  Termination

7.1.            This Agreement shall terminate:

(a)                at the option of any party upon six month’s advance written notice to the other parties;

(b)               at the option of the Company to the extent that shares of Portfolios are not reasonably available to meet the requirements of its Contracts or are not appropriate funding vehicles for the Contracts, as determined by the Company reasonably and in good faith.  Prompt notice of the election to terminate for such cause and an explanation of such cause shall be furnished by the Company;

(c)                as provided in Article V;

(d)               at the option of the Fund or the Adviser upon institution of formal proceedings against the Company (or its parent) by the NASD, the SEC, the insurance commission of any state or any other regulatory body having jurisdiction over that party, which would have a material adverse effect on the Company’s ability to perform its obligations under this Agreement;

(e)                at the option of the Company upon institution of formal proceedings against the Fund or the Adviser (or its parent) by the NASD, the SEC, or any state securities or insurance department or any other regulatory body having jurisdiction over that party, which would have a material adverse effect on the Adviser’s or the Fund’s ability to perform its obligations under this Agreement;

(f)                at the option of the Company or the Fund upon receipt of any necessary regulatory approvals or the vote of the Contract owners having an interest in the Account (or any subaccount) to substitute the shares of another investment company for the corresponding Portfolio shares of the Fund in accordance with the terms of the Contracts for which those Portfolio shares have been selected to serve as the underlying investment media.  The Company will give 45 days prior written notice to the Fund of the date of  any proposed vote or other action taken to replace the Fund’s shares;

(g)                at the option of the Company or the Fund upon a determination by a majority of the Trustees, or a majority of the disinterested Trustees, that an irreconcilable material conflict exists among the interests of (i) all Contract owners of variable insurance products of all separate accounts or (ii) the interests of the Participating Insurance Companies investing in the Fund as delineated in Article VII of this Agreement;

(h)               at the option of the Company if the Fund ceases to qualify as a Regulated Investment Company under Subchapter M of the Code,  or under any successor or similar provision, or if the Company reasonably believes that the Fund may fail to so qualify;

(i)                 at the option of the Company if the Fund fails to meet the diversification requirements specified in Section 2.6 hereof or if the Company reasonably believes that the Fund will fail to meet such requirements;

(j)                 at the option of any party to this Agreement, upon another party’s failure to cure a material breach of any provision of this Agreement within thirty days after written notice thereof;

(k)               at the option of the Company, if the Company determines in its sole judgment exercised in good faith, that either the Fund or the Adviser has suffered a material adverse change in its business, operations or financial condition since the date of this Agreement or is the subject of material adverse publicity which is likely to have a material adverse impact upon the business and operations of the Company;

(l)                 at the option of the Fund or the Adviser, if the Fund or Adviser respectively, shall determine in its sole judgment exercised in good faith, that the Company has suffered a material adverse change in its business, operations or financial condition since the date of this Agreement or is the subject of material adverse publicity which is likely to have a material adverse impact upon the business and operations of the Fund or the Adviser;

(m)             subject to the Fund’s compliance with Section 2.6 hereof, at the option of the Fund in the event any of the Contracts are not issued or sold in accordance with applicable requirements of federal and/or state law; or

(n)               at the option of the Fund if (i) the Company breaches any of the representations and warranties made in this Agreement; or (ii) the Company notifies the Fund that any of such representations and warranties may no longer be true or might not be true in the future; or (iii) any of the Company’s representations and warranties were not true on the effective date of this Agreement, are at any time no longer true, or have not been true during any time since the effective date of this Agreement.

7.2.            It is understood and agreed that the right of any party hereto to terminate this Agreement pursuant to Section 7.1(a) may be exercised for cause or for no cause.

ARTICLE VIII.                        Indemnification

8.1.            Indemnification By The Company

(a)                The Company agrees to indemnify and hold harmless the Fund and the Adviser, each member of their Board of Trustees or Board of Directors, each of their officers, employees and agents, and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation expenses (including the reasonable costs of investigating or defending any alleged loss, claim, damage, fine, liability or expense and reasonable legal counsel fees incurred in connection therewith (collectively, “Losses”)), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund’s shares or the Contracts and:

(i)                 arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement, prospectus or SAI for the Contracts or contained in sales literature or other promotional material for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances which they were made; provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Fund or the Adviser for use in the registration statement, prospectus or SAI for the Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

(ii)               arise out of or as a result of statements or representations by or on behalf of the Company (other than statements or representations contained in the Fund registration statement, Fund prospectus or sales literature or other promotional material of the Fund not supplied by the Company or persons under its control) or wrongful conduct of the Company or persons under its control, with respect to the sale or disposition of the Contracts or Fund shares, provided any such statement or representation or such wrongful conduct was not made in reliance upon and in conformity with information furnished in writing, via fax or via electronic means, to the Company by or on behalf of the Advisor or the Fund; or

(iii)             arise out of or result from any untrue statement or alleged untrue statement of a material fact contained in the Fund registration statement, Fund prospectus, SAI or sales literature or other promotional material of the Fund or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon information furnished in writing, via fax or via electronic means, to the Fund or the Adviser by or on behalf of the Company or persons under its control;

(iv)             arise out of or result from any material breach of this Agreement by the Company;

(v)               arise out of or result from any failure by the Company to provide the services or furnish the materials required under the terms of this Agreement; or

(vi)             arise out of or result from a Contract failing to be considered a life insurance policy or an annuity Contract, whichever is appropriate, under applicable provisions of the Code thereby depriving the Fund of its compliance with Section 817(h) of the Code, unless such failure is due to the failure of the Fund or any of the other investment companies currently available as funding vehicles for the Contracts to invest the assets of any portfolio in such a manner as to ensure that the Contracts will be treated as annuity, endowment, or life insurance contracts, whichever is appropriate, under the Code and the regulations issued thereunder (or any successor provisions).

except to the extent provided in Sections 8.1(b) and 8.3 hereof. This indemnification shall be in addition to any liability which the Company may otherwise have.

(b)               The Company shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of such Indemnified Party’s duties or by reason of such Indemnified Party’s negligent disregard of obligations and duties under this Agreement.

8.2.            Indemnification by Adviser and Fund

            (a)(1)   The Adviser agrees to indemnify and hold harmless the Company and each of its directors and officers, employees and agents, and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Adviser) or litigation expenses (including any Losses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund’s shares or the Contracts and:

(i)                 arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement, prospectus, SAI or sales literature of the Fund (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing, via fax or via electronic means, to the Adviser or the Fund by or on behalf of the Company for use in the Fund registration statement,  prospectus or SAI, or sales literature or other promotional material for the Contracts or of the Fund; or

(ii)               arise out of or as a result of statements or representations (other than statements or representations contained in the Contracts or in the Contract registration statement, the Contract prospectus, SAI, or sales literature or other promotional material for the Contracts not supplied by the Adviser or the Fund or persons under the control of the Adviser or the Fund respectively) or wrongful conduct of the Adviser or persons under its control, with respect to the sale or distribution of the Contracts, provided any such statement or representation or such wrongful conduct was not made in reliance upon and in conformity with information furnished in writing, via fax or via electronic means, to the Adviser or the Fund by or on behalf of the Company; or

(iii)             arise out of any untrue statement or allegedly untrue statement of a material fact contained in a registration statement, prospectus, SAI or sales literature covering the Contracts (or any amendment thereof or supplement thereto), or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon information furnished in writing, via fax or via electronic means, to the Company by or on behalf of the Fund or persons under the control of the Adviser; or

(iv)             arise out of or result from any material breach of this Agreement by the Adviser.

except to the extent provided in Sections 8.2(b) and 8.3 hereof. This indemnification shall be in addition to any liability which the Adviser may otherwise have.

            (a)(2)   The Fund agrees to indemnify and hold harmless the Indemnified Parties against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Fund) or litigation expenses (including Losses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the operations of the Fund or the sale or acquisition of the Fund’s shares and:

(i)         arise out of or are based upon (a) any untrue statement or alleged untrue statement of any material fact or (b) the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements made therein, in light of the circumstances in which they were made, not misleading, if such fact, statement or omission is contained in the registration statement for the Fund or the Contracts, or in the prospectus or SAI for the Contracts or the Fund, or in any amendment to any of the foregoing, or in sales literature or other promotional material for the Contracts or of the Fund, provided, however, that this agreement to indemnify shall not apply as to any Indemnified Party if such statement, fact or omission or such alleged statement, fact or omission was made in reliance upon and in conformity with information furnished in writing, via fax or via electronic means, to the Adviser or the Fund by or on behalf of the Indemnified Party; or

(ii)        arise out of or as a result of statements or representations (other than statements or representations contained in the Contracts or in the Contract registration statement, the Contract prospectus, SAI, or sales literature or other promotional material for the Contracts not supplied by the Adviser or the Fund or persons under the control of the Adviser or the Fund respectively) or wrongful conduct of the Fund or persons under its control with respect to the sale or distribution of Contracts, provided any such statement or representation or such wrongful conduct was not made in reliance upon and in conformity with information furnished in writing, via fax or via electronic means, to the Adviser or the Fund by or on behalf of the Company; or

(iii)       arise out of or result from any material breach of this Agreement by the Fund (including a failure to comply with the diversification requirements specified in Section 2.6 of this Agreement).

except to the extent provided in Section 8.2(b) and 8.3 hereof.  This indemnification shall be in addition to any liability which the Fund may otherwise have.

(b)               The Fund and Adviser shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party’s willful misfeasance, bad faith, or  negligence in the performance of such Indemnified Party’s duties or by reason of such Indemnified Party’s negligent disregard of obligations and duties under this Agreement.

8.3.            Indemnification Procedure

Any person obligated to provide indemnification under this Article VIII (“indemnifying party” for the purpose of this Section 8.3) shall not be liable under the indemnification provisions of this Article VIII with respect to any claim made against a party entitled to indemnification under this Article VIII (“indemnified party” for the purpose of this Section 8.3) unless such indemnified party shall have notified the indemnifying party in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such indemnified party (or after such party shall have received notice of such service on any designated agent), but failure to notify the indemnifying party of any such claim shall not relieve the indemnifying party from any liability which it may have to the indemnified party against whom such action is brought under the indemnification provisions of this Article VIII, except to the extent that the failure to notify results in the failure of actual notice to the indemnifying party and such indemnifying party is damaged solely as a result of failure to give such notice.  In case any such action is brought against the indemnified party, the indemnifying party will be entitled to participate, at its own expense, in the defense thereof.  The indemnifying party also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action.  After notice from the indemnifying party to the indemnified party of the indemnifying party’s election to assume the defense thereof, the indemnified party shall bear the fees and expenses of any additional counsel retained by it, and the indemnifying party will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation, unless (i) the indemnifying party and the indemnified party shall have mutually agreed to the retention of such counsel or (ii) the named parties to any such proceeding (including any impleaded parties) include both the indemnifying party and the indemnified party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them.  The indemnifying party shall not be liable for any settlement of any proceeding effected without its written consent but if settled with such consent or if there be a final judgment for the plaintiff, the indemnifying party agrees to indemnify the indemnified party from and against any loss or liability by reason of such settlement or judgment.

A successor by law of the parties to this Agreement shall be entitled to the benefits of the indemnification contained in this Article VIII.  The indemnification provisions contained in this Article VIII shall survive any termination of this Agreement.

ARTICLE IX.     Notices

Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify to the other party.

If to the Fund:

Oppenheimer Variable Account Funds

6803 South Tucson Way

Centennial, CO 80112

Attn: General Counsel

With a copy to:

Oppenheimer Variable Account Funds

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10080

Attn.: Director of Variable Accounts

If to the Adviser:

OppenheimerFunds, Inc.

6803 South Tucson Way

Centennial, CO 80112

Attn: General Counsel

With a copy to:

Oppenheimer Variable Account Funds

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10080

Attn.: Director of Variable Accounts

If to the Company:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

with a copy to:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Attention: General Counsel

ARTICLE X.       Miscellaneous

10.1.        The Company represents and warrants that any Contracts eligible to purchase shares of the Fund and offered and/or sold in private placements will comply in all material respects with the exemptions from the registration requirements of the 1933 Act and applicable federal and state laws and regulations.

10.2.        Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by (i) this Agreement and (ii) by Title V, Subtitle A of the Gramm-Leach-Bliley Act and by regulations adopted thereunder by regulators having jurisdiction over the parties hereto, shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected party until such time as it may come into the public domain.

10.3.        Each party shall treat as confidential all information of the other party which the parties agree in writing is confidential (“Confidential Information”).  Except as permitted by this Agreement or as required by appropriate governmental authority (including, without limitation, the SEC, the NASD, or state securities and insurance regulators) the receiving party shall not disclose or use Confidential Information of the other party before it enters the public domain, without the express written consent of the party providing the Confidential Information.

10.4.        The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

10.5.        This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

10.6.        If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

10.7.        The parties to this Agreement acknowledge and agree that all liabilities of the Fund arising, directly or indirectly, under this Agreement, of any and every nature whatsoever, shall be satisfied solely out of the assets of the Fund and that no Trustee, director, officer, agent or holder of shares of beneficial interest of the Fund shall be personally liable for any such liabilities.

10.8.        The parties to this Agreement agree that the assets and liabilities of each Portfolio of the Fund are separate and distinct from the assets and liabilities of each other Portfolio.  No Portfolio shall be liable or shall be charged for any debt, obligation or liability of any other Portfolio.

10.9.        Each party hereto shall cooperate with, and promptly notify each other party and all appropriate governmental authorities (including without limitation the Securities and Exchange Commission, the National Association of Securities Dealers, Inc. and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

10.10.    The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

10.11.    It is understood by the parties that this Agreement is not an exclusive arrangement in any respect.

10.12.    The Company and the Adviser each understand and agree that the obligations of the Fund under this Agreement are not binding upon any Trustee or shareholder of the Fund personally, but bind only the Fund with respect to the Portfolio and the Portfolio’s property; the Company and the Adviser each represent that it has notice of the provisions of the Declaration of Trust of the Fund disclaiming Trustee and shareholder liability for acts or obligations of the Fund.

10.13.    This Agreement shall not be assigned by any party hereto without the prior written consent of all the parties. Notwithstanding the foregoing or anything to the contrary set forth in this Agreement, the Adviser may transfer or assign its rights, duties and obligations hereunder or interest herein to any entity owned, directly or indirectly, by Oppenheimer Acquisition Corp. (the Adviser’s parent corporation) or to a successor in interest pursuant to a merger, reorganization, stock sale, asset sale or other transaction, without the consent of the Company, as long as (i) that assignee agrees to assume all the obligations imposed on the Adviser by this Agreement, and (ii) the Fund consents to that assignment.

10.14.    This Agreement sets forth the entire agreement between the parties and supercedes all prior communications, agreements and understandings, oral or written, between the parties regarding the subject matter hereof.

IN WITNESS WHEREOF, each of the parties hereto has caused its duly authorized officers to execute this Agreement.

            MIDLAND NATIONAL                                                                                                                      LIFE INSURANCE COMPANY

                                                                                    By: ________________________

                                                                                    Name: ______________________

                                                                                    Title: _______________________                                                                                                     Date: _______________________

OPPENHEIMER VARIABLE ACCOUNT                                                                                           FUND

                                                                                    By: ________________________

                                                                                    Name: ______________________

                                                                                    Title: _______________________                                                                                                     Date: _______________________

OPPENHEIMERFUNDS, INC.

                                                                                    By: ________________________

                                                                                    Name: ______________________

                                                                                    Title: _______________________

                                                                                    Date: _______________________

SCHEDULE 1

The Portfolios will be available for any Separate Account established by the Board of Directors of the Company and any underlying contract in which they invest.

SCHEDULE 2

The Fund agrees to make available all the Portfolios of Oppenheimer Variable Account Funds, Portfolios include both service class and non-service class shares.

24(b)(8)(ccc) – Transparent Value

FUND PARTICIPATION AGREEMENT

THIS AGREEMENT, made and entered into this          day of ___________________, 2014 (the “Agreement”) by and among  Midland National Life Insurance Company, organized under the laws of the State of Iowa (the “Company”), on behalf of itself and each separate account of the Company named in Schedule A to this Agreement, as may be amended from time to time (each account referred to as the “Account” and collectively as the “Accounts”); Sammons Financial Network, LLC., a limited liability corporation organized under the laws of the State of Delaware and principal underwriter/distributor of the Contracts (defined below)] (“Sammons Distributor”); Transparent Value Trust, an open-end management investment company organized under the laws of the State of Delaware (the “Fund”); Guggenheim Partners Investment Management, LLC, a limited liability company organized under the laws of the State of Delaware and investment adviser to the Fund (the “Adviser”); and ALPS Distributors, Inc., a corporation organized under the laws of the State of Colorado and principal underwriter/distributor of the Fund (“ALPS Distributor”).

WHEREAS, the Fund engages in business as an open-end management investment company and was established for the purpose of serving as the investment vehicle for separate accounts established for variable life insurance policies and variable annuity contracts (the “Contracts”) to be offered by insurance companies that have entered into participation agreements substantially similar to this Agreement (the “Participating Insurance Companies”); and

WHEREAS, beneficial interests in the Fund are divided into several series of shares, each representing the interest in a particular managed portfolio of securities and other assets (the “Portfolios”); and

WHEREAS, the Company, as depositor, has established the Accounts to serve as investment vehicles for certain Contracts and funding agreements offered by the Company set forth on Schedule A; and

            WHEREAS, the Accounts are duly organized, validly existing segregated asset accounts, established by resolutions of the Board of Directors of the Company under the insurance laws of the State of ________________, to set aside and invest assets attributable to the Contracts; and

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares of the Portfolios named in Schedule B, as such schedule may be amended from time to time (the “Designated Portfolios”) on behalf of the Accounts to  fund the Contracts; and

WHEREAS, Sammons Distributor understands that pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), Class II shares of the Designated Portfolios have adopted, pursuant to Rule 12b-1 of the 1940 Act, a Distribution and Shareholder Services Plan (the “Plan”) to enable Class II shares to make payments to certain entities for distribution assistance and shareholder servicing; and

WHEREAS, from time to time Sammons Distributor may provide distribution and/or shareholder services to the Fund and/or the Designated Portfolios; and

WHEREAS, the Company, Sammons Distributor and ALPS Distributor are members in good standing of the National Securities Clearing Corporation (the “NSCC”) or otherwise have access to the facilities of the NSCC.

NOW, THEREFORE, in consideration of their mutual promises, the Company, Sammons Distributor, the Fund, the Adviser and ALPS Distributor agree as follows:

Section 15.ARTICLE I – SALE OF FUND SHARES

1.1          The Fund agrees to sell to the Company those shares of the Designated Portfolios that each Account orders, executing such orders on a daily basis at the net asset value (“NAV”) (and with no sales charges) next computed after receipt and acceptance by the Fund or its designee of the order for the shares of the Fund.  In accordance with Rule 22c-1 of the 1940 Act and for purposes of this Section 1.1, the Company will be the designee of the Fund for receipt of such orders from each Account and receipt by such designee will constitute receipt by the Fund; provided that the Fund receives notice of such order by 11:00 a.m. Eastern Time on the next following business day.  “Business Day” will mean any day on which the New York Stock Exchange is open for trading and on which the Fund calculates its net asset value pursuant to the rules of the Securities and Exchange Commission as stated in the Fund’s prospectus (the “Commission” or the “SEC”).  The Fund may net the notice of redemptions it receives from the Company under Section 1.3 of this Agreement against the notice of purchases it receives from the Company under this Section 1.1.

1.3                The Company will pay for Fund shares on the next Business Day after an order to purchase Fund shares is made in accordance with Section 1.1.  Payment will be made in federal funds transmitted by wire.  Upon receipt by the Fund of the payment, such funds shall cease to be the responsibility of the Company and shall become the responsibility of the Fund.

1.3       The Fund agrees to redeem, upon the Company's request, any full or fractional shares of the Fund held by the Company, executing such requests on a daily basis at the NAV next computed after receipt and acceptance by the Fund or its agent of the request for redemption.  For purposes of this Section 1.3, the Company will be the designee of the Fund for receipt of requests for redemption from each Account and receipt by such designee will constitute receipt by the Fund; provided the Fund receives notice of such requests for redemption by 11:00 a.m. Eastern Time on the next following Business Day.  Payment will be made in federal funds transmitted by wire to the Company's account as designated by the Company in writing from time to time, on the same Business Day the Fund receives notice of the redemption order from the Company.  The Fund reserves the right to redeem Designated Portfolio shares in assets other than cash and to delay payment of redemption proceeds to the extent permitted under Section 22(e) of the 1940 Act and any Rules thereunder.  Neither the Fund nor the Adviser shall bear any responsibility whatsoever for the proper disbursement or crediting of redemption proceeds; the Company alone will be responsible for such action.  If notification of redemption is received after 11:00 Eastern Time, payment for redeemed shares will be made on the next Business Day.  The Fund may net the notice of purchases it receives from the Company under Section 1.1 of this Agreement against the notice of redemptions it receives from the Company under this Section 1.3.

1.4          The Fund agrees to make shares of the Designated Portfolios available continuously for purchase at the applicable NAV per share by the Company and its separate accounts on those days on which the Fund calculates its Designated Portfolio NAV pursuant to rules of the Commission; provided, however, that the Board of Trustees of the Fund (the “Fund Board”) may refuse to sell shares of any Portfolio to any person, suspend or terminate the offering of shares of any Portfolio or liquidate any Portfolio or class thereof if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Fund Board, acting in good faith, in the best interests of the shareholders of such Portfolio.

1.5          The Fund agrees that shares of the Fund will be sold only to Participating Insurance Companies and their separate accounts, qualified pension and retirement plans or such other persons as are permitted under Section 817(h)(4) of the Internal Revenue Code of 1986, as amended, (the “Code”), and regulations promulgated thereunder.  No shares of any Portfolio will be sold directly to the general public.

1.6       The Company agrees to purchase and redeem the shares of the Designated Portfolios offered by the then current prospectus of the Fund in accordance with the provisions of such prospectus.

1.7          Issuance and transfer of the Fund's shares will be by book entry only.  Stock certificates will not be issued to the Company or to any Account.  Purchase and redemption orders for Fund shares will be recorded in an appropriate title for each Account or the appropriate sub-account of each Account.

1.8          The Fund will furnish same day notice (by facsimile) to the Company of the declaration of any income, dividends or capital gain distributions payable on each Designated Portfolio's shares.  The Company hereby elects to receive all such dividends and distributions as are payable on the Portfolio shares in the form of additional shares of that Portfolio at the ex-dividend date NAVs.  The Company reserves the right to revoke this election and to receive all such dividends and distributions in cash.  The Fund will notify the Company of the number of shares so issued as payment of such dividends and distributions.

1.9          The Fund will make the NAV per share for each Designated Portfolio available to the Company via electronic means on a daily basis as soon as reasonably practical after the NAV per share is calculated and will use its best efforts to make such NAV per share available by 7:00 p.m. Eastern Time each Business Day.  If the Fund provides the Company materially incorrect NAV per share information (such determination to be made by the Fund in good faith and in accordance with the Fund’s net asset value error correction policy), the Company shall be entitled to an adjustment to the number of shares purchased or redeemed to reflect the correct NAV per share if such adjustment is required by the Fund’s net asset value error correction policy, which will comply in all material respects with applicable law.  In the event of any such material error that is the result of the  negligence of the Fund or its agent that occurred through no fault of the Company and requires adjustments to the number of shares purchased or redeemed, any reasonable administrative costs incurred for correcting underlying Contract owner accounts shall be at the Fund’s or such agent’s expense.  Any material error in the calculation or reporting of NAV per share, dividend or capital gain information shall be reported to the Company upon discovery by the Fund.

1.10        The Company acknowledges that, pursuant to Form 24F-2, the Fund is not required to pay fees to the SEC for registration of its shares under the Securities Act of 1933 (the “1933 Act”) with respect to its shares issued to an Account that is a unit investment trust that offers interests that are registered under the 1933 Act and on which a registration fee has been or will be paid to the SEC (a “Registered Account”).  The Company agrees to provide the Fund or its agent each year within 60 days of the end of the Fund’s fiscal year, or when reasonably requested by the Fund, information as to the number of shares purchased by a Registered Account and any other Account the interests of which are not registered under the 1933 Act.  The Company acknowledges that the Fund intends to rely on the information so provided.

Section 16.

Section 17.ARTICLE II – REPRESENTATIONS AND WARRANTIES

2.1          The Company represents and warrants that the Contracts are or will be registered under the 1933 Act, or are exempt from registration thereunder, and that the Contracts will be issued and sold in compliance with all applicable federal and state laws, including state insurance suitability requirements.  The Company further represents and warrants that it is an insurance company duly organized and in good standing under applicable law and that it has legally and validly established each Account as a separate account under Section _________________ of the General Statutes of _________________________ and that each Account is or will be registered as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts, or is exempt from registration thereunder, and that it will maintain such registration for so long as any Contracts are outstanding, as applicable.  The Company will amend the registration statement under the 1933 Act for the Contracts and the registration statement under the 1940 Act for the Account from time to time as required in order to effect the continuous offering of the Contracts or as may otherwise be required by applicable law.  The Company will register and qualify the Contracts for sale in accordance with the securities laws of the various states only if and to the extent deemed necessary by the Company.

2.2          The Company represents that the Contracts are currently and at the time of issuance will be treated as annuity contracts and/or life insurance policies (as applicable) under applicable provisions of the Code, and further represents that it will make every effort to maintain such treatment and that it will notify the Fund and the Adviser immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future. The Company agrees that any prospectus offering a contract that is a “modified endowment contract” as that term is defined in Section 7702A of the Code (or any successor or similar provision), shall identify such contract as a modified endowment contract.   In addition, the Company represents and warrants that each Account is a “segregated asset account” and that interests in each Account are offered exclusively through the purchase of or transfer into a “variable contract” within the meaning of such terms under Section 817 of the Code and the regulations thereunder.  The Company will use every effort to continue to meet such definitional requirements, and it will notify the Fund and the Adviser immediately upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future.

2.3          The Company represents and warrants that it will not purchase shares of the Designated Portfolio(s) with assets derived from tax-qualified retirement plans except, indirectly, through Contracts purchased in connection with such plans.

2.4          The Company represents that it shall act as a limited agent of the Fund for the limited purpose of processing orders relating to Contract transactions and such orders will be processed in accordance with Section 22(c) and Rule 22c-1 under the 1940 Act on each Business Day and receipt by the Company shall constitute receipt by the Fund; provided that Fund receives notice of such orders by 11:00 a.m. Eastern Time on the next Business Day or such later time as computed in accordance with Section 1.    The Company represents and warrants that all of its directors, officers, employees, and other individuals/entities employed or controlled by the Company dealing with the money and/or securities of an Account are covered by a blanket fidelity bond or similar coverage for the benefit of the Account, in an amount not less than $5 million.  The aforesaid bond includes coverage for larceny and embezzlement and is issued by a reputable bonding company.  The Company agrees to hold for the benefit of the Fund and to pay to the Fund any amounts lost from larceny, embezzlement or other events covered by the aforesaid bond to the extent such amounts properly belong to the Fund pursuant to the terms of this Agreement.  The Company agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Fund in the event that such coverage no longer applies.

2.5          The Fund represents and warrants that shares of the Designated Portfolio(s) sold pursuant to this Agreement will be registered under the 1933 Act and duly authorized for issuance in accordance with applicable federal law and that the Fund is and will remain registered as an open-end management investment company under the 1940 Act for as long as such shares of the Designated Portfolio(s) are sold.  The Fund will amend the registration statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares.  The Fund will register and qualify the shares of the Designated Portfolio(s) for sale in accordance with the laws of the various states only if and to the extent deemed necessary by the Fund.  The Fund makes no representations or warranties as to whether any aspect of the Designated Portfolios’ operations, including, but not limited to, investment policies, fees and expenses, complies with the insurance laws and other applicable laws of the various states.  The Company agrees to promptly notify the Fund, the Adviser and ALPS Distributor of any investment restrictions imposed by state insurance law applicable to the Fund or a Designated Portfolio.  Neither the Fund, ALPS Distributor nor the Adviser shall be responsible, and the Company shall take full responsibility, for determining any jurisdiction in which any qualification or registration of Fund shares or the Fund by the Fund may be required in connection with the sale of the Contracts or the indirect interest of any Contract in any shares of the Fund and shall advise the Fund at such time and in such manner as is necessary to permit the Fund to comply.

2.6          The Fund represents that its Board of Trustees (“Board”), a majority of whom are not “interested persons” of the Fund, have approved of the Fund’s Class II Rule 12b-1 Plan to finance distribution and shareholder service expenses and that any changes to the Fund’s Class II Rule 12b-1 Plan will be approved by a similarly constituted Board.

2.7          The Fund represents that it is lawfully organized and validly existing under the laws of the State of Delaware and that it does and will comply in all material respects with applicable provisions of the 1940 Act.

2.8          The Fund represents and warrants that all of its trustees, officers, employees, investment advisers, and other individuals/entities having access to the funds and/or securities of the Fund are and continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Fund in an amount not less than the minimal coverage as required currently by Rule 17g-(1) of the 1940 Act or related provisions as may be promulgated from time to time.  The aforesaid bond includes coverage for larceny and embezzlement and is issued by a reputable bonding company.

2.9          The Adviser represents and warrants that it is duly registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and will remain duly registered under all applicable federal and state securities laws and that it will perform its obligations for the Fund in accordance in all material respects with the laws of the State of Delaware and any applicable state and federal securities laws.

2.10        Each of ALPS Distributor and Sammons Distributor represents and warrants that each (i) is registered as a broker-dealer under the Securities and Exchange Act of 1934, as amended (the “1934 Act”) and will remain duly registered under all applicable U.S. federal and state securities laws; (ii)  is a member in good standing of the Financial Industry Regulatory Authority (“FINRA”); (iii) agrees to notify the other immediately if it ceases to be registered or licensed as a broker or dealer or fails to be a member in good standing with FINRA; and (iv) agrees to abide by the rules and regulations of FINRA.  Sammons Distributor represents and warrants that it is lawful for Sammons Distributor to receive the fees payable hereunder, including without limitation, in accordance with Rule 2830 of FINRA Conduct Rules.

2.11        The Company represents and warrants that it has adopted, and will at all times during the term of this Agreement maintain, reasonable and appropriate procedures (“Late Trading Procedures”) reasonably designed to ensure that any and all orders relating to the purchase, sale or exchange of Fund shares communicated to the Fund to be treated in accordance with Article I of this Agreement as having been received on a Business Day, have been received by the Valuation Time on such Business Day and were not modified after the Valuation Time, and that all orders received from Contract owners but not rescinded by the Valuation Time were communicated to the Fund or its agent as received for that Business Day.  “Valuation Time” shall mean 4:00 p.m. Eastern Time on a Business Day or such other time as of which the Fund calculates net asset value for the shares of the Portfolios on the relevant Business Day, as disclosed in the then current prospectus(es) of the Fund.

2.12        Each transmission of orders by the Company shall constitute a representation by the Company that such orders are accurate and complete and relate to orders received by the Company by the Valuation Time on the Business Day for which the order is to be priced and that such transmission includes all orders relating to Fund shares received from Contract owners but not rescinded by the Valuation Time.  The Company agrees to provide the Fund or its designee with a copy of the Late Trading Procedures and such certifications and representations regarding the Late Trading Procedures as the Fund or its designee may reasonably request.  The Company will promptly notify the Fund in writing of any material change to the Late Trading Procedures.

ARTICLE III – FUND COMPLIANCE

3.1          The Fund represents and warrants that it is currently qualified as a Regulated Investment Company under Subchapter M of the Code, and that it will use its reasonable best efforts to  maintain such qualification (under Subchapter M or any successor or similar provision) and that it will notify the Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.

3.2          Subject to the Company’s representations in Article 2.2 above, the Fund represents that it will use its reasonable best efforts to invest money from the Contracts in such a manner as to ensure that the Contracts will be treated as annuity or life insurance contracts, whichever is appropriate, under the Code and the regulations issued thereunder; including, but not limited to, that the Fund will use its reasonable best efforts to comply with Section 817(h) of the Code, Treasury Regulation 1.817-5, as amended from time to time, and any Treasury interpretations thereof relating to the diversification requirements for variable annuity, endowment, or life insurance contracts, and any amendments or other modifications to such Section or Regulation.  The Fund will notify the Company immediately upon having a reasonable basis for believing that the Fund or a Portfolio thereunder has ceased to comply with the diversification requirements or that the Fund or Portfolio might not comply with the diversification requirements in the future.  In the event of a breach of this representation by the Fund, it will take all reasonable steps to adequately diversify the Fund so as to achieve compliance within the grace period afforded by Treasury Regulation 1.817-5.

ARTICLE III. ARTICLE IV – PROSPECTUS AND PROXY STATEMENTS/VOTING

4.1          The Fund will provide the Company with as many copies of the current Fund statutory prospectus and any supplements thereto and/or, if used by the Fund, summary prospectus, as defined by Rule 498 of the Securities Act of 1933 for the Designated Portfolio(s) as the Company may reasonably request for distribution, at the Company’s expense, to Contract owners at the time of Contract fulfillment and confirmation.  The Fund will provide, at the Fund's expense, as many copies of said prospectus as necessary for distribution, at the Company's expense, to existing Contract owners.  The Fund will provide the copies of said prospectus to the Company or to its mailing agent.  The Company will distribute the prospectus to existing Contract owners.  If requested by the Company, in lieu thereof, the Fund will provide such documentation, including a final copy of a current prospectus set in type at the Fund's expense, and other assistance as is reasonably necessary in order for the Company at least annually (or more frequently if the Fund prospectus is amended more frequently) to have the new prospectus for the Contracts and the Fund's new prospectus printed together, in which case the Fund agrees to pay its proportionate share of reasonable expenses directly related to the required disclosure of information concerning the Fund.  The Fund will, upon request, provide the Company with a copy of the Fund's prospectus through electronic means to facilitate the Company’s efforts to provide Fund prospectuses via electronic delivery, in which case the Fund agrees to pay its proportionate share of reasonable expenses related to the required disclosure of information concerning the Fund.  If the Fund uses summary prospectuses, the Fund shall be responsible for compliance with Rule 498(e).  The Fund agrees that the URL indicated on each summary prospectus will comply with the requirements of Rule 498(b)(1)(v)(A) and that such web page will host the Fund documents that are required to be posted to such web page in compliance with Rule 498(e)(1).  The Fund shall promptly notify the Company of any interruptions in availability of this web page.  The Fund and Advisor represent and warrant that they will be responsible for compliance with the provisions of Rule 498(f)(1) involving Contract owner requests for additional fund documents made directly to the Fund or one of their affiliates.  The Fund and Advisor further represent and warrant that any information obtained about Contract owners pursuant to this provision will be used solely for the purposes of responding to requests for additional Fund documents. The Company represents and warrants that it will be responsible for compliance with the provisions of Rule 498(f)(1) involving Contract owner requests for additional fund documents made directly to the Company or one of its affiliates.  The Company represents and warrants that any bundling of Summary Prospectuses and Statutory Prospectuses will be done in compliance with Rule 498.

4.2          The Fund's prospectus will state that the Statement of Additional Information (the “SAI”) for the Fund is available from the Company.  The Fund will provide the Company, at the Fund's expense, with as many copies of the SAI and any supplements thereto as the Company may reasonably request for distribution, at the Company’s expense, to prospective Contract owners and applicants.  To the extent that the Designated Portfolio(s) are one or more of several Portfolios of the Fund, the Fund shall bear the cost of providing the Company only with disclosure related to the Designated Portfolio(s).  The Fund will provide, at the Fund's expense, as many copies of said SAI as necessary for distribution, at the Company's expense, to any existing Contract owner who requests such statement or whenever state or federal law requires that such statement be provided.  The Fund will provide the copies of said SAI to the Company or to its mailing agent.  The Company will distribute the SAI as requested or required.

4.3          The Fund, at its expense, will provide the Company or its mailing agent with copies of its proxy material, if any, reports to shareholders/Contract owners and other permissible communications to shareholders/Contract owners in such quantity as the Company will reasonably require.  The Company will distribute this proxy material, reports and other communications to existing Contract owners at the Company’s expense.

4.5                If and to the extent required by law, the Company will:

            (a)        solicit voting instructions from Contract owners;

(b)           vote the shares of the Designated Portfolios held in the Account in accordance with instructions received from Contract owners; and

(c)   vote shares of the Designated Portfolios held in the Account for which no timely instructions have been received, in the same proportion as shares of such Designated Portfolio for which instructions have been received from the Company's Contract owners, so long as and to the extent that the Commission continues to interpret the 1940 Act to require pass-through voting privileges for Contract owners.

The Company reserves the right to vote Fund shares held in any segregated asset account in its own right, to the extent permitted by law.  The Company will be responsible for assuring that the Accounts participating in the Fund calculate voting privileges in a manner consistent with all legal requirements, including the Mixed and Shared Funding Exemptive Order as described in Section 7.1.

3.1         ARTICLE V – SALES MATERIAL AND OTHER PROMOTIONAL MATERIAL

5.1          For purposes of this Article V, the phrase “sales literature and other promotional material” includes, but is not limited to, advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media, (i.e., on-line networks such as the Internet or other electronic messages)), any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, educational or training materials or other communications distributed or made generally available to some or all agents or employees, registration statements, prospectuses, SAIs, shareholder reports, and proxy materials and any amendments or supplements to, or reprints or excerpts of, any of the above and any other material constituting sales literature or advertising under FINRA rules, the 1933 Act or the 1940 Act.

5.2          The Company will furnish, or will cause to be furnished, to the Fund or the Adviser, each piece of sales literature and other promotional material in which the Fund or the Adviser is named, at least ten (10) Business Days prior to its use.  No such material will be used if the Adviser or the Fund reasonably objects to such use within five (5) Business Days after receipt of such material.

5.3          The Company will not give any information or make any representations or statements on behalf of the Fund or the Adviser or concerning the Fund or the Adviser in connection with the sale of the Contracts other than the information or representations contained in sales literature and other promotional material provided by the Adviser or the Fund, except with permission of the Fund or the Adviser.  The Fund and the Adviser agree to respond to any request for approval on a prompt and timely basis.

5.4          The Fund or the Adviser will furnish, or will cause to be furnished, to the Company or its designee, each piece of sales literature and other promotional material in which the Company or its separate account is named, at least ten (10) Business Days prior to its use.  No such material will be used if the Company reasonably objects to such use within five (5) Business Days after receipt of such material.

5.5          The Fund will not give any information or make any representations or statements on behalf of the Company or concerning the Company, each Account, or the Contracts other than the information or representations contained in sales literature and other promotional material provided by the Company, except with permission of the Company.  The Company agrees to respond to any request for approval on a prompt and timely basis.

5.6          The Fund will provide to the Company at least one complete copy of all sales literature and other promotional material, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Fund or its shares, within a reasonable time after the filing of each such document with the Commission or FINRA.

5.7          The Company will provide to the Adviser and the Fund at least one complete copy of all solicitations for voting instructions, sales literature and other promotional material, applications for exemptions, requests for no action letters, and all amendments to any of the above, that relate to the Contracts or each Account, contemporaneously with the filing of each such document with the Commission or FINRA (except that with respect to post-effective amendments to such prospectuses and SAIs and sales literature and promotional material, only those prospectuses and SAIs and sales literature and other promotional material that relate to or refer to the Fund will be provided).  In addition, the Company will provide to the Fund at least one complete copy of (i) a registration statement that relates to the Contracts or each Account, containing representative and relevant disclosure concerning the Fund; and (ii) any post-effective amendments to any registration statements relating to the Contracts or such Account that refer to or relate to the Fund.

5.8       RESERVED.

5.10            The Fund, the Adviser, and the Company agree to adopt and implement procedures reasonably designed to ensure that information concerning the Company, the Fund, or the Adviser, respectively, and their respective affiliated companies, that is intended for use only by investment professionals selling the Contracts is properly marked as not for use with the general public and that such information is only so used.

Section 2.

Section 3.ARTICLES VI – FEES, COSTS AND EXPENSES

6.1       The Fund will pay no fee or other compensation to the Company under this Agreement except that ALPS Distributor may, on behalf of the Fund, make payments as set forth in Schedule D to Sammons Distributor out of the Designated Portfolio’s own assets pursuant to the Plan in recognition of the distribution and/or shareholder services provided to the Designated Portfolio by Sammons Distributor.  Notwithstanding the foregoing, Sammons Distributor acknowledges that any compensation to be paid to Sammons Distributor by ALPS Distributor with respect to this Section 6.1 is paid from the proceeds paid to ALPS Distributor by the Fund under the Plan, and to the extent ALPS Distributor does not receive such proceeds for any reason, including the termination of the Plan, the amounts payable to Sammons Distributor will be reduced accordingly.

6.2       All expenses incident to performance by  the Fund of this Agreement will be paid by the Fund to the extent permitted by law.  The Fund will bear the expenses for the cost of registration and qualification of the Fund's shares, including without limitation, the preparation of and filing all applicable forms with the SEC; and, except as stated herein, payment of all applicable registration or filing fees with respect to shares of the Fund; preparation and filing of the Fund's prospectus, SAI and registration statement, proxy materials and reports; typesetting the Fund's prospectus; typesetting and printing proxy materials and reports to Contract owners (including the costs of printing a Fund prospectus that constitutes an annual report); the preparation of all statements and notices required by any federal or state law; all taxes on the issuance or transfer of the Fund's shares; any expenses permitted to be paid or assumed by the Fund pursuant to a plan, if any, under Rule 12b-1 under the 1940 Act; and other costs associated with preparation of prospectuses and SAIs for the Designated Portfolios in electronic or typeset format.

6.3       Except as otherwise provided in this Agreement, each party shall bear all expenses incidental to the performance of its obligations under this Agreement.

Section 4.

Section 5.ARTICLE VII – MIXED & SHARED FUNDING RELIEF

7.1       The Fund represents and warrants that it is relying upon exemptive relief granted to an affiliated entity (File No. 812-13253) from the Commission granting Participating Insurance Companies and variable annuity separate accounts and variable life insurance separate accounts relief from the provisions of Sections 9(a), 13(a), 15(a), and 15(b) of the 1940 Act and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of the Fund to be sold to and held by variable annuity separate accounts and variable life insurance separate accounts of both affiliated and unaffiliated Participating Insurance Companies and qualified pension and retirement plans outside of the separate account context (the “Mixed and Shared Funding Exemptive Order”).  The parties to this Agreement agree that the conditions or undertakings specified in the Mixed and Shared Funding Exemptive Order, when granted, and that may be imposed on the Company, the Fund and/or the Adviser by virtue of the receipt of such order by the Commission, will be incorporated herein by reference, and such parties agree to comply with such conditions and undertakings to the extent applicable to each such party.

ARTICLE VIII – INDEMNIFICATION

8.1       Indemnification by the Company

                                (a)           The Company agrees to indemnify and hold harmless the Fund, the Adviser, and each person, if any, who controls or is associated with the Fund and the Adviser within the meaning of such term under the federal securities laws and any director, trustee, officer, employee or agent of the foregoing (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or actions in respect thereof (including reasonable legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements:

                        (1)        arise out of any untrue statement or alleged untrue statement of any material fact contained in the registration statement, prospectus or SAI for the Contracts or contained in the Contracts or sales literature or other promotional material for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of the omission or alleged omission to state therein a material fact required to be stated or necessary to make such statements not misleading in light of the circumstances in which they were made; provided that this agreement to indemnify will not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Fund or  the Adviser for use in the registration statement, prospectus or SAI for the Contracts or in the Contracts or sales literature or other promotional material (or any amendment or supplement to any of the foregoing) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

                                (2)           arise out of or as a result of statements or representations by or on behalf of the Company (other than statements or representations contained in the Fund registration statement, prospectus, SAI or sales literature or other promotional material of the Fund, or any amendment or supplement to the foregoing, not supplied by the Company or persons under its control) or wrongful conduct of the Company or persons under its control, with respect to the sale or distribution of the Contracts or Fund shares; or

                                (3)           arise out of untrue statement or alleged untrue statement of a material fact contained in the Fund registration statement, prospectus, SAI or sales literature or other promotional material of the Fund (or any amendment or supplement to the foregoing) or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make such statements not misleading in light of the circumstances in which they were made, if such a statement or omission was made in reliance upon and in conformity with information furnished to the Fund by or on behalf of the Company or persons under its control; or

                                (4)           arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement (including a failure of the Company, whether unintentional or in good faith or otherwise, to comply with the qualification requirements specified in Section 2.2 of this Agreement); or

                                (5)           arise out of any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of any other material breach by the Company of this Agreement; except to the extent provided in Sections 8.1(b) and 8.6 hereof.  This indemnification will be in addition to any liability that the Company otherwise may have.

                                (b)           No party will be entitled to indemnification under Section 8.1(a) if such loss, claim, damage, liability, expense action or settlement is due to the willful misfeasance, bad faith, or gross negligence in the performance of such party's duties under this Agreement, or by reason of such party's reckless disregard of its obligations or duties under this Agreement.

                (c)           The Indemnified Parties promptly will notify the Company of the commencement of any litigation, proceedings, complaints or actions by regulatory authorities against them in connection with the issuance or sale of the Fund shares or the Contracts or the operation of the Fund.

8.2       Indemnification by the Adviser

                                (a)           The Adviser agrees to indemnify and hold harmless the Company and each person, if any, who controls or is associated with the Company within the meaning of such term under the federal securities laws and any director, officer, employee or agent of the foregoing (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of the Adviser) or actions in respect thereof (including reasonable and documented legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements:

                        (1)        arise out of or as a result of written statements furnished by the Adviser or representations made by the Adviser (other than statements or representations contained in the Contracts or in the Contract registration statements, prospectuses or SAIs or sales literature or other promotional material for the Contracts, or any amendment or supplement to the foregoing, not supplied by the Adviser) or wrongful conduct of the Adviser, with respect to the sale or distribution of the Contracts shares; or

                                (2)           arise out of any untrue statement of a material fact contained in a registration statement, prospectus, SAI or sales literature or other promotional material covering the Contracts (or any amendment or supplement thereto), or the omission to state therein a material fact required to be stated or necessary to make such statement or statements not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Adviser for use in the registration statement, prospectus or SAI covering the Contracts or in sales literature or other promotional materials for the Contracts; or

                                (3)           arise as a result of any material failure by the Adviser to provide the services and furnish materials under the terms of this Agreement; or

                                (4)           arise out of or result from any material breach of any representation and/or warranty made by the Adviser in this Agreement, or arise out of or result from any other material breach of this Agreement by the Adviser (including a failure, whether intentional or in good faith or otherwise, to comply with the diversification requirements specified in Article III, Section 3.2 of this Agreement); except to the extent provided in Sections 8.2(b) and 8.6 hereof.  This indemnification will be in addition to any liability that the Adviser otherwise may have.

                                (b)           No party will be entitled to indemnification under Section 8.2(a) if such loss, claim, damage, liability, expense, action or settlement is due to the willful misfeasance, bad faith, or negligence in the performance of such party's duties under this Agreement, or by reason of such party's reckless disregard of its obligations or duties under this Agreement.

                                (c)           The Indemnified Parties will promptly notify the Adviser of the commencement of any litigation, proceedings, complaints or actions by regulatory authorities against them in connection with the issuance or sale of the Contracts or the operation of the Account.

8.3       Indemnification by the Fund

            (a)        The Fund agrees to indemnify and hold harmless the Company and each person, if any, who controls or is associated with the Company within the meaning of such term under the federal securities laws and any director, officer, employee or agent of the foregoing (collectively, the “Indemnified Parties” for purposes of this Section 8.3) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of the Fund) or action in respect thereof (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements, are related to the operations of the Fund and:

                                (1)           arise as a result of any failure by the Fund to provide the services and furnish the materials under the terms of this Agreement; or

                                (2)           arise out of any material breach of any representation and/or warranty made by the Fund in this Agreement or arise out of any other material breach of this Agreement by the Fund (including a failure, whether intentional or in good faith or otherwise, to comply with the diversification requirements specified in Article III, Section 3.2 of this Agreement); except to the extent provided in Sections 8.3(b) and 8.6 hereof. This indemnification will be in addition to any liability that the Fund otherwise may have.

                                (b)           No party will be entitled to indemnification under Section 8.3(a) if such loss, claim, damage, liability, expense action or settlement is due to the willful misfeasance, bad faith, or gross negligence in the performance of such party's duties under this Agreement, or by reason of such party's reckless disregard of its obligations and duties under this Agreement.  The parties acknowledge  that the Fund’s indemnification obligations under this Section 8.3 are subject to applicable law.

                                (c)           The Indemnified Parties will promptly notify the Fund of the commencement of any litigation, proceedings, complaints or actions by regulatory authorities against them in connection with the issuance or sale of the Contracts or the operation of the Account.

8.4          Indemnification of ALPS Distributor by Sammons Distributor

                (a)           Sammons Distributor agrees to indemnify and hold harmless ALPS Distributor and each person, if any, who controls or is associated with ALPS Distributor within the meaning of such term under the federal securities laws and any director, officer, employee or agent of the foregoing (collectively, the “Indemnified Parties” for purposes of this Section 8.4) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of Sammons Distributor) or action in respect thereof (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements, are related to the operations of Sammons Distributor and arise out of any material breach of any representation and/or warranty made by Sammons Distributor in this Agreement or arise out of any other material breach of this Agreement by Sammons Distributor except to the extent provided in Sections 8.4(b) and 8.6 hereof. This indemnification will be in addition to any liability that Sammons Distributor otherwise may have.

                (b)           No party will be entitled to indemnification under Section 8.4(a) if such loss, claim, damage, liability, expense, action or settlement is due to the willful misfeasance, bad faith, or gross negligence in the performance of such party's duties under this Agreement, or by reason of such party's reckless disregard of its obligations and duties under this Agreement.  The parties acknowledge that Sammons Distributor’s indemnification obligations under this Section 8.4 are subject to applicable law.

                (c)           The Indemnified Parties will promptly notify Sammons Distributor of the commencement of any litigation, proceedings, complaints or actions by regulatory authorities against them in connection with the issuance or sale of the Contracts or the operation of the Account.

8.5          Indemnification of Sammons Distributor by ALPS Distributor

                (a)           ALPS Distributor agrees to indemnify and hold harmless Sammons Distributor and each person, if any, who controls or is associated with Sammons Distributor within the meaning of such term under the federal securities laws and any director, officer, employee or agent of the foregoing (collectively, the “Indemnified Parties” for purposes of this Section 8.5 against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of ALPS Distributor) or action in respect thereof (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements, are related to the operations of ALPS Distributor and arise out of any material breach of any representation and/or warranty made by ALPS Distributor in this Agreement or arise out of any other material breach of this Agreement by ALPS Distributor except to the extent provided in Sections 8.5(b) and 8.6 hereof. This indemnification will be in addition to any liability that ALPS Distributor otherwise may have.

                (b)           No party will be entitled to indemnification under Section 8.5(a) if such loss, claim, damage, liability, expense, action or settlement is due to the willful misfeasance, bad faith, or gross negligence in the performance of such party's duties under this Agreement or by reason of such party's reckless disregard of its obligations and duties under this Agreement.  The parties acknowledge that ALPS Distributor’s indemnification obligations under this Section 8.5 are subject to applicable law.

                (c)           The Indemnified Parties will promptly notify ALPS Distributor of the commencement of any litigation, proceedings, complaints or actions by regulatory authorities against them in connection with the issuance or sale of the Funds or the Contracts or the operation of the Account.

8.6       Indemnification Procedure

                Any person obligated to provide indemnification under this Article VIII (“Indemnifying Party” for the purpose of this Section 8.6) will not be liable under the indemnification provisions of this Article VIII with respect to any claim made against a party entitled to indemnification under this Article VIII (“Indemnified Party” for the purpose of this Section 8.6) unless such Indemnified Party will have notified the Indemnifying Party in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim upon such Indemnified Party (or after such party will have received notice of such service on any designated agent), but failure to notify the Indemnifying Party of any such claim will not relieve the Indemnifying Party from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of the indemnification provision of this Article VIII, except to the extent that the failure to notify results in the failure of actual notice to the Indemnifying Party and such Indemnifying Party is damaged solely as a result of failure to give such notice.  In case any such action is brought against the Indemnified Party, the Indemnifying Party will be entitled to participate, at its own expense, in the defense thereof.  The Indemnifying Party also will be entitled to assume the defense thereof, with counsel reasonably satisfactory to the party named in the action, with consent to such counsel not to be unreasonably withheld.  After notice from the Indemnifying Party to the Indemnified Party of the Indemnifying Party's election to assume the defense thereof, the Indemnified Party will bear the fees and expenses of any additional counsel retained by it, and the Indemnifying Party will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation, unless: (a) the Indemnifying Party and the Indemnified Party will have mutually agreed to the retention of such counsel; or (b) the named parties to any such proceeding (including any impleaded parties) include both the Indemnifying Party and the Indemnified Party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them.  The Indemnifying Party will not be liable for any settlement of any proceeding effected without its written consent but if settled with such consent or if there is a final judgment for the plaintiff, the Indemnifying Party agrees to indemnify the Indemnified Party from and against any loss or liability by reason of such settlement or judgment.  A successor by law of the parties to this Agreement will be entitled to the benefits of the indemnification contained in this Article VIII.  The indemnification provisions contained in this Article VIII will survive any termination of this Agreement.

3.1         ARTICLE IX – APPLICABLE LAW

9.1          This Agreement will be construed and the provisions hereof interpreted under and in accordance with the laws of the State of New York, without regard to principles of conflicts of laws to the extent such principles apply the laws of another jurisdiction.

9.2          This Agreement will be subject to the provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the Commission may grant (including, but not limited to, the Mixed and Shared Funding Exemptive Order) and the terms hereof will be interpreted and construed in accordance therewith. If, in the future, the Mixed and Shared Funding Order should no longer be necessary under applicable law, then Article VII hereof shall no longer apply.

Section 6.ARTICLE X – TERMINATION

10.1        This Agreement will terminate:

                                (a)           at the option of any party, with or without cause, with respect to one, some or all of the Portfolios, upon six (6) month's advance written notice to the other parties or, if later, upon receipt of any required exemptive relief or orders from the SEC, unless otherwise agreed in a separate written agreement among the parties; or

                                (b)           at the option of the Company, upon written notice to the other parties, with respect to any Portfolio if shares of the Portfolio are not reasonably available to meet the requirements of the Contracts as determined in good faith by the Company; or

                                (c)           at the option of the Company, upon written notice to the other parties, with respect to any Portfolio in the event any of the Portfolio's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued by Company; or

                                (d)           at the option of the Fund, upon written notice to the other parties, upon institution of formal proceedings against the Company by FINRA, the Commission, or any state securities or insurance department or any other regulatory body regarding the Company's duties under this Agreement or related to the sale of the Contracts, the administration of the Contracts, the operation of the Account, or the purchase of the Fund shares, provided that the Fund determines in its sole judgment, exercised in good faith, that any such proceeding would have a material adverse effect on the Company's ability to perform its obligations under this Agreement; or

                                (e)           at the option of the Company, upon written notice to the other parties, upon institution of formal proceedings against the Fund, its distributor, or the Adviser by FINRA, the Commission or any state securities or insurance department or any other regulatory body, provided that the Company determines in its sole judgment, exercised in good faith, that any such proceeding would have a material adverse effect on the Fund's, the Fund’s distributor’s, or the Adviser's ability to perform its obligations under this Agreement; or

                                (f)            at the option of the Company, upon written notice to the other parties, if the Fund ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or under any successor or similar provision, or if the Company reasonably and in good faith believes that the Fund may fail to so qualify; or

                                (g)           at the option of the Company, upon written notice to the other parties, with respect to any Portfolio if the Fund fails to meet the diversification requirements specified in Section 3.3 hereof or if the Company reasonably and in good faith believes the Fund may fail to meet such requirements; or

                                (h)           at the option of any party to this Agreement, upon written notice to the other parties, upon another party's material breach of any provision of this Agreement; or

                                (i)            at the option of the Company, if the Company determines in its sole judgment exercised in good faith that either the Fund or the Adviser has suffered a material adverse change in its business, operations or financial condition since the date of this Agreement or is the subject of material adverse publicity that is likely to have a material adverse impact upon the business and operations of the Company, such termination to be effective sixty (60) days' after receipt by the other parties of written notice of the election to terminate; or

                                (j)            at the option of the Fund or the Adviser, if the Fund or Adviser respectively, determines in its sole judgment exercised in good faith that the Company has suffered a material adverse change in its business, operations or financial condition since the date of this Agreement or is the subject of material adverse publicity that is likely to have a material adverse impact upon the business and operations of the Fund or the Adviser, such termination to be effective sixty (60) days' after receipt by the other parties of written notice of the election to terminate; or

                                (k)           at the option of the Company or the Fund upon receipt of any necessary regulatory approvals and/or the vote of the Contract owners having an interest in the Account (or any sub-account) to substitute the shares of another investment company for the corresponding Portfolio's shares of the Fund in accordance with the terms of the Contracts for which those Portfolio shares had been selected to serve as the underlying portfolio.  The Company will give sixty (60) days' prior written notice to the Fund of the date of any proposed vote or other action taken to replace the Fund's shares or of the filing of any required regulatory approval(s); or

                                (1)           at the option of the Company or the Fund upon a determination by a majority of the Fund Board, or a majority of the disinterested Fund Board members, that an irreconcilable material conflict exists among the interests of:  (1) all Contract owners of variable insurance products of all separate accounts; or (2) the interests of the Participating Insurance Companies investing in the Fund as set forth in Article VII of this Agreement; or

(m)       at the option of the Fund or the Adviser, by written notice to the Company, in the event that the Contracts fail to meet the qualifications specified in Section 2.2 hereof or if the Fund or the Adviser reasonably and in good faith believes the Contracts may fail to meet such requirements; or

                                (n)           in the event any of the Contracts are not issued or sold in accordance with applicable federal and/or state law; or

                                (o)           by the Adviser upon written notice to the Company in the event of Adviser ceasing to serve as investment adviser to the Fund, or as to any Portfolio, in the event of Adviser ceasing to serve as investment adviser to that Portfolio.

10.2        Notice Requirement

                                (a)           No termination of this Agreement, except a termination under Section 10.1(n) of this Agreement, will be effective unless and until the party terminating this Agreement gives prior written notice to all other parties of its intent to terminate, which notice will set forth the basis for the termination.

                                (b)           In the event that any termination of this Agreement is based upon the provisions of Article VII, such prior written notice will be given in advance of the effective date of termination as required by such provisions.

10.3     Effect of Termination

                Notwithstanding any termination of this Agreement, the Fund and the Adviser will, at the option of the Fund, continue to make available additional shares of the Fund pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as “Existing Contracts”).  Specifically, without limitation, the owners of the Existing Contracts will be permitted to reallocate investments in the Designated Portfolios (as in effect on such date), redeem investments in the Designated Portfolios and/or invest in the Designated Portfolios upon the making of additional purchase payments under the Existing Contracts.  In such event, the Company shall continue to serve as an agent of the Fund for the limited purpose of receiving instructions from the owners of the Existing Contracts with respect to purchase and redemption orders for shares of the Portfolios and transmitting corresponding orders to the Fund and/or its agent in accordance with this Agreement.  The parties agree that this Section 10.3 will not apply to any terminations under Article VII and the effect of such Article VII terminations will be governed by Article VII of this Agreement.

10.5          Surviving Provisions

            Notwithstanding any termination of this Agreement, each party's obligations under Article VIII to indemnify other parties will survive and not be affected by any termination of this Agreement.  In addition, with respect to Existing Contracts, all provisions of this Agreement also will survive and not be affected by any termination of this Agreement.  In addition, Article 12.14 shall continue in full force and effect notwithstanding the termination of this Agreement.  Notwithstanding the foregoing, for the avoidance of doubt the above mentioned provisions in this Article 10.4 shall terminate immediately with respect to the Adviser upon it ceasing to serve as investment adviser to the Fund, or as to any Portfolio, in the event of Adviser ceasing to serve as investment adviser to that Portfolio.

(1)                  ARTICLE XI – NOTICES

Any notice will be deemed duly given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other parties.

If to the Company:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

with a copy to:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Attention: General Counsel

If to Sammons Distributor:

[Sammons Financial Network

4546 Corporate Drive #100

West Des Moines, IA 50266_________________]

[_________________]

If to the Fund:

Transparent Value Trust

Attn: Armen Arus

330 Madison Avenue, 10th Floor

New York, New York 10017

If to the Adviser:

            Guggenheim Partners Investment Management, LLC

100 Wilshire Boulevard, 5th Floor

                                                Santa Monica, CA  90401

                        If to ALPS Distributor:

                        ALPS Distributors, Inc.

                        1290 Broadway, Suite 1100

                        Denver, CO 80203

ARTICLE XII – MISCELLANEOUS

12.1        All persons dealing with the Fund must look solely to the property of the Fund, and in the case of a series company such as the Fund, the respective applicable Designated Portfolios listed on Schedule A hereto as though each such Designated Portfolio had separately contracted with the Company for the enforcement of any claims against the Fund.  The parties agree that neither the Board, officers, agents or shareholders of the Fund assume any personal liability or responsibility for obligations entered into by or on behalf of the Fund.

12.2        Each party herein represents that it is either a financial institution subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA Patriot Act”) and the Bank Secrecy Act (collectively, the “AML Acts”) or it shall perform under this Agreement and sell the Contracts as if it were subject to the AML Acts, which require among other things, that financial institutions adopt compliance programs to guard against money laundering, and it is covered by a program that complies with the AML Acts and applicable anti-money laundering (“AML”) rules of self regulatory organizations, such as NASD Rule 3011, in all relevant respects.  The Company agrees to cooperate with the Fund’s distributor to satisfy the distributor’s due diligence policies, which may include annual AML compliance certifications, periodic AML due diligence reviews and/or other requests deemed necessary to ensure the Company’s compliance with the AML regulations.  The Company acknowledges that the Fund may reject or refuse orders for the sale of shares with respect to customers for which the Company serves as nominee if the Company has not adopted and does not implement anti-money laundering policies and procedures as required by the USA Patriot Act or as necessary for the Fund or its distributor to comply with either’s internal policies, the USA Patriot Act and relevant rules and regulations, as applicable.

12.3        In addition, the parties hereto agree that any Nonpublic Personal Information, as the term is defined in SEC Regulation S-P (“Reg S-P”), that may be disclosed by a party hereunder is disclosed for the specific purpose of permitting the other party to perform the services set forth in this Agreement.  Each party agrees that, with respect to such information, it will comply with Reg S-P and any other applicable regulations and that it will not disclose any Nonpublic Personal Information received in connection with this Agreement or any other party, except to the extent required to carry out the services set forth in this Agreement or as otherwise permitted by law.

12.4        The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

12.5        This Agreement may be executed simultaneously in two or more counterparts, each of which taken together will constitute one and the same instrument.

12.6     If any provision of this Agreement will be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement will not be affected thereby.

12.7     This Agreement will not be assigned by any party hereto without the prior written consent of all the  parties.

12.8     The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal law.

12.9     The parties to this Agreement acknowledge and agree that this Agreement shall not be exclusive in any respect.

12.10   Each party to this Agreement will cooperate with each other party and all appropriate governmental authorities (including without limitation the Commission, FINRA and state insurance regulators)  and will permit each other and such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

12.11   Each party represents that the execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by all necessary corporate or board action, as applicable, by such party and when so executed and delivered this Agreement will be the valid and binding obligation of such party enforceable in accordance with its terms.

12.12   The parties to this Agreement may amend the schedules to this Agreement in writing from time to time to reflect changes in or relating to the Contracts, the Accounts or the Portfolios of the Fund or other applicable terms of this Agreement.

12.13   a.         Agreement to Provide Information.  Company agrees to provide the Fund, upon written request, the taxpayer identification number (“TIN”), the Individual/International Taxpayer Identification Number (“ITIN”), or other government-issued identifier (“GII”), if known, of any or all Shareholder(s) of the account and the amount, date, name or other identifier of any investment professional(s) associated with the Shareholder(s) or account (if known), and transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer, or exchange of Shares held through an account maintained by the Company during the period covered by the request.

(i)         Period Covered by Request.  Requests must set forth a specific period, not to exceed 90 calendar days from the date of the request, for which transaction information is sought.  The Fund may request transaction information older than 90 calendar days from the date of the request as it deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Fund.

(ii)        Form and Timing of Response.

(a) The Company agrees to provide, promptly upon request of the Fund or its designee, the requested information specified in Article 12.9(a).  If requested by the Fund or its designee, the Company agrees to use best efforts to determine promptly whether any specific person about whom it has received the identification and transaction information specified in Article 12.9(a) is itself a financial intermediary (“Indirect Intermediary”) and, upon further request of the Fund or its designee, promptly either (i) provide (or arrange to have provided) the information set forth in Article 12.9(a) for those Shareholders who hold an account with an Indirect Intermediary or (ii) restrict or prohibit the Indirect Intermediary from purchasing, in nominee name on behalf of other persons, securities issued by the Fund.  The Company additionally agrees to inform the Fund whether it plans to perform (i) or (ii).

(b) Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the parties.

(c) To the extent practicable, the format for any transaction information provided to the Fund should be consistent with the NSCC Standardized Data Reporting Format.

(iii)       Limitations on Use of Information.  The Fund agrees not to use the information received for marketing or any other similar purpose without the prior written consent of the Company.

b.         Agreement to Restrict Trading.  The Company agrees to execute written instructions from the Fund to restrict or prohibit further purchases or exchanges of Shares by a Shareholder that has been identified by the Fund as having engaged in transactions of the Fund’s Shares (directly or indirectly through the Company’s account) that violate policies established or utilized by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Fund.

(i)         Form of Instructions.  Instructions between the parties to restrict or prohibit further purchases or exchanges of Fund Shares must include the TIN, ITIN, or GII, if known, and the specific restriction(s) to be executed.  If the TIN, ITIN, or GII is not known, the instructions must include an equivalent identifying number of the Shareholder(s) or account(s) or other agreed upon information to which the instruction relates.

(ii)        Timing of Response.  The Company agrees to execute instructions as soon as reasonably practicable, but not later than five business days after receipt of the instructions by the Company.

(iii)       Confirmation by the Company.  The Company must provide written confirmation to the Fund that instructions have been executed.  The Company agrees to provide confirmation as soon as reasonably practicable, but not later than ten business days after the instructions have been executed.

c.         Definitions.  For purposes of this Agreement:

(i)         Pursuant to Article 12.13, and only Article 12.13 herein, the term “Fund” also includes the Fund’s principal underwriter and transfer agent.  The term does not include any “excepted funds” as defined in SEC Rule 22c-2(b) under the 1940 Act.

(ii)        The term “Shares” means the interest of Shareholders corresponding to the redeemable securities of record issued by the Fund under the 1940 Act that are held by the Company.

(iii)       The term “Shareholder” means the beneficial owner of Shares, whether the Shares are held directly or by the Company in nominee name.

(v)               The term “written” includes electronic writings and facsimile transmissions.

(vii)           The term “Company” shall mean a “financial intermediary” as defined in SEC Rule 22c-2.

(viii)         The term “purchase” does not include automatic reinvestment of dividends.

(vii)      The term “promptly” as used in Article 12.13(a)(ii) shall mean as soon as practicable but in no event later than 5 business days from the Company’s receipt of the request for information from the Fund or its designee.

12.14      Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement and subject to the requirements of legal process and regulatory authority, shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected party until such time as such information has come into the public domain.  This provision shall not apply to information in a party’s possession that has been lawfully obtained from other sources or independently developed by such party without reference to or reliance on information obtained from any other party hereto.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and behalf by its duly authorized representative as of the date specified above.

MIDLAND NATIONAL LIFE INSURANCE COMPANY  SAMMONS FINANCIAL NETWORK,                                                                                            LLC

By:      ______________________________             By:       ______________________________

Name:  ______________________________            Name:  ______________________________

Title:    ______________________________                        Title:    ______________________________

TRANSPARENT VALUE TRUST

By:   ______________________________

Name:

Title:

GUGGENHEIM PARTNERS INVESTMENT MANAGEMENT, LLC

By:   ______________________________

Name:

Title:

 ALPS DISTRIBUTORS, INC.

By:                                                       ____

Name:

Title:

Section 7.PARTICIPATION AGREEMENT

1.                               SCHEDULE A

(b)

The following Separate Accounts and Associated Contracts of Midland National Life Insurance Company are permitted in accordance with the provisions of this Agreement to invest in Portfolios of the Fund shown in Schedule B:

Contracts Funded by Separate Account                                  Name of Separate Account

LiveWell Variable Annuity                                                      Separate Account C

Section 8.

Section 9.PARTICIPATION AGREEMENT

i.                          SCHEDULE B

The Separate Account(s) shown on Schedule A may invest in the following Portfolios of the Fund.

Section 10.TRANSPARENT VALUE TRUST

Section 11.

Section 12.Transparent Value Directional Allocation VI Portfolio

Section 13.PARTICIPATION AGREEMENT

i.                          SCHEDULE C

Section 14.

Section 15.[RESERVED]

Section 16.

Section 17.

Section 18.PARTICIPATION AGREEMENT

i.                          SCHEDULE D

In consideration of the services performed by Sammons Distributor pursuant to this Agreement and as set forth below the following fee/payment schedule shall apply.

Name of Portfolio	Share Class	Fee Rate
Transparent Value Directional Allocation VI Portfolio	Class I
Class II
Class III

In accordance with the Fund’s then current prospectus, all fees, if any, shall be by and on behalf of the Fund and shall be paid based on the average daily net asset value of outstanding shares held by shareholders / Contract owners receiving services described in the Agreement. Such payments shall be computed daily and paid monthly in arrears. The determination of average daily net assets shall be made at the close of each Business Day.

24(b)(8)(ddd)

First Amendment to the Fund Participant Agreement

This amendment (the “Amendment”) by and between BlackRock Variable Series Funds, Inc. (the “Fund”), BlackRock Investments, LLC (“BRIL”) and Midland Life Insurance Company (“Company”) is dated as of June __, 2014 and effective  as of July 1, 2014 (the “Effective Date”).

WHEREAS, the parties hereto entered into the Fund Participant Agreement, dated as of December 27, 2011 and effective as of January 1, 2012 (the “Agreement”); and

WHEREAS, the parties desire to amend the Agreement to update Schedule B;

NOW, THEREFORE, in consideration of the promises and mutual covenants hereinafter contained, the parties, intending to be legally bound, agree as follows:

1.     Schedule B is hereby deleted in its entirety and replaced as attached hereto.

2.   Unless otherwise defined in this Amendment, terms used herein will have the same meanings they have in the Agreement.

3.  Except as set forth above, the Agreement shall remain in full force and effect in accordance with its terms.

4.  This Amendment may be executed in counterparts, each of which shall be deemed to be an original.

IN WITNESS WHEREOF, duly authorized representatives of the parties hereto have amended the Agreement as of the Effective Date.

BlackRock Variable Series Funds, Inc.                        Midland Life Insurance Company

By:                                                                                            By:

Print Name: ______________________                     Print Name:

Title:                                                                               Title:

BlackRock Investments, LLC

By:

Print Name: ______________________

Title:

Schedule B

Portfolios of BlackRock Variable Series Funds, Inc. now or in the future available to offered to Separate Accounts of Midland Life Insurance Company, including, but not limited to:

FUND NAME	CLASS	CUSIP	TICKER
Equity Portfolios
BlackRock Basic Value V.I. Fund	I	09253L405	BAVLI
BlackRock Basic Value V.I. Fund	II	09253L504	BAVII
BlackRock Basic Value V.I. Fund	III	09253L603	BVIII
BlackRock Capital Appreciation V.I. Fund	I	09253L843	FDGRI
BlackRock Capital Appreciation V.I. Fund	III	09253L827	FGIII
BlackRock Equity Dividend V.I. Fund	I	09253L512	UTTLI
BlackRock Equity Dividend V.I. Fund	III	09253L488	UTIII
BlackRock Global Allocation V.I. Fund	I	09253L777	GLALI
BlackRock Global Allocation V.I. Fund	II	09253L769	GLAII
BlackRock Global Allocation V.I. Fund	III	09253L751	GAIII
BlackRock Global Opportunities V.I. Fund	I	09253L819	GLGRI
BlackRock Global Opportunities V.I. Fund	III	09253L785	GGIII
BlackRock International V.I. Fund	I	09253L645	IVVVI
BlackRock iShares Alternative Strategies V.I. Fund	I	09253L397	BVASX
BlackRock iShares Alternative Strategies V.I. Fund	III	09253L389	BASVX
BlackRock iShares Dynamic Allocation V.I. Fund	I	09253L371	BVDAX
BlackRock iShares Dynamic Allocation V.I. Fund	III	09253L363	BDAVX
BlackRock iShares Equity Appreciation V.I. Fund	I	09253L447	BVEAX
BlackRock iShares Equity Appreciation V.I. Fund	III	09253L439	BEAVX
BlackRock Large Cap Core V.I. Fund	I	09253L611	LGCCI
BlackRock Large Cap Core V.I. Fund	II	09253L595	LGCII
BlackRock Large Cap Core V.I. Fund	III	09253L587	LCIII
BlackRock Large Cap Growth V.I. Fund	I	09253L579	LGGGI
BlackRock Large Cap Growth V.I. Fund	III	09253L553	LGIII
BlackRock Large Cap Value V.I. Fund	I	09253L546	LCATT
BlackRock Large Cap Value V.I. Fund	II	09253L538	LCBTT
BlackRock Large Cap Value V.I. Fund	III	09253L520	LVIII
BlackRock Managed Volatility V.I. Fund	I	09253L108	AMBLI
BlackRock Value Opportunities V.I. Fund	I	09253L470	SMCPI
BlackRock Value Opportunities V.I. Fund	II	09253L462	SMCII
BlackRock Value Opportunities V.I. Fund	III	09253L454	SCIII
Fixed Income Portfolios
BlackRock High Yield V.I. Fund	I	09253L710	HICUI
BlackRock High Yield V.I. Fund	III	09253L686	HCIII
BlackRock iShares Dynamic Fixed Income V.I. Fund	I	09253L421	BVDFX
BlackRock iShares Dynamic Fixed Income V.I. Fund	III	09253L413	BDFVX
BlackRock Total Return V.I. Fund	I	09253L702	CRBDI
BlackRock Total Return V.I. Fund	III	09253L884	CBIII
BlackRock U.S. Government Bond V.I. Fund	I	09253L744	GVBDI
BlackRock U.S. Government Bond V.I. Fund	III	09253L728	GBIII
Money Market Portfolio
BlackRock Money Market V.I. Fund*	I	09253L876	DMMKI
Index Portfolio
BlackRock S&P 500 Index V.I. Fund	I	09253L678	IDXVI
BlackRock S&P 500 Index V.I. Fund	II	09253L660	IXVII

*No fees shall be paid for the BlackRock Money Market V.I. Fund.

24(b)(8)(eee) – First Investors

Schedule B

Funds Available for Sale to Participating Insurance Companies:

Fund	Share Class
First Investors Life Series Total Return Fund	Sole Share Class
First Investors Life Series International Fund	Sole Share Class
First Investors Life Series Opportunity	Sole Share Class

In addition to the Funds and Share Classes listed above, any additional Life Series Funds are included in this Schedule B listing provided that:

1.       The General Counsel of First Investors Consolidated Corporation receives from a person authorized by Midland National Life Insurance Company a written notice, which may be sent via electronic mail, identifying this Agreement and specifying: (i) the name of the additional Fund(s) proposed to offer as investment options and (ii) the proposed date that the Fund(s) will be added as investment options.

2.       Distributor does not within ten (10) Business Days following receipt of the written notice send Midland National Life Insurance Company in writing, which may be via electronic mail,  objecting to the offering of such Fund(s)

24(b)(9)(a)

[Sammons Financial Group Letterhead]

July 25, 2014

The Board of Directors

Midland National Life Insurance Company

Des Moines, Iowa

Directors:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 333-176870 Post-Effective Amendment No. 7) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1.      Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2.      The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3.      The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.

Sincerely,

/s/ Victoria E. Fimea

Victoria E. Fimea

Senior Vice President, General Counsel & Secretary

[24(b)(9)(b) - POA]

POWER OF ATTORNEY

The undersigned Directors and Officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Victoria E. Fimea, Brian Hansen and Brett L. Agnew, and each of them (with full power to each of them to act alone), its true and lawful attorney-in-fact and agent, with full power of substitution to each, for it and on its behalf and in its name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (including but not limited to: 33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-176870) and if applicable under the Investment Company Act of 1940 (including but not limited to: 811-05271; 811-07772) with respect to any insurance contract(s): registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and they or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

The consent of each of the undersigned Directors and Officers to the above-stated Power of Attorney, evidenced by writing their individual signatures below, are given with the intent to make such resolution effective as of the date specified above without regard to the date(s) such signatures may actually be written on this Power of Attorney.  This Power of Attorney may be executed by the Directors and Officers in one or more counterparts and each executed counterpart shall be deemed an original and all such executed counterparts when taken together shall be the consent to the Power of Attorney by the undersigned Directors and Officers.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 29th day of

January, 2014.

SIGNATURE                            DATE                SIGNATURE                                         DATE

/s/ Darron K. Ash                     1/29/14                         /s/ Roland C. Baker                             1/29/14

Darron K. Ash                                                              Roland C. Baker

/s/ Willard Bunn, III                   1/29/14                        /s/ John J. Craig, II                               1/29/14

Willard Bunn, III                                                            John J. Craig, II

/s/ Esfandyar E. Dinshaw         1/29/14                         /s/ William D. Heinz                              1/29/14

Esfandyar E. Dinshaw                                                  William D. Heinz

/s/ Daniel M. Kiefer                  1/29/14                         /s/ Heather Kreager                             1/29/14

Daniel M. Kiefer                                                           Heather Kreager

/s/ Michael M. Masterson        1/29/14                         /s/ Steven C. Palmitier                          1/29/14

Michael M. Masterson                                                  Steven C. Palmitier

/s/ Michael O. Winemiller  _    1/29/14

Michael O. Winemiller

[24(b)(10)(a) Sutherland Consent]

[Sutherland Letterhead]

July 25, 2014

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

Re:	LiveWell VA File No. 333-176870, Post-Effective Amendment # 7

Gentlemen:

            We hereby consent to the reference to our name under the caption “Legal Matters” in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable annuity contracts (File No. 333-176870).  In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended.

Very truly yours,

SUTHERLAND ASBILL & BRENNAN LLP

/s/            Frederick R. Bellamy

                                                                           Frederick R. Bellamy

[24(b)(10)(b) PWC Consent]

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the use in this Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-176870 and 811-07772) of our report dated April 28, 2014, relating to the financial statements and financial highlights of Midland National Life Insurance Company Separate Account C and the report dated March 31, 2014, relating to the financial statements of Midland National Life Insurance Company, which appear in such Registration Statement.  We also consent to the references to us under the headings "Financial Statements" and "Financial Matters" in such Registration Statement.

/s/PricewaterhouseCoopers LLP

Des Moines, Iowa
July 25, 2014